================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2014 - APRIL 30, 2015

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   7
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  10
         U.S. Large Cap Equity Portfolio................................  13
         U.S. Large Cap Value Portfolio.................................  16
         U.S. Targeted Value Portfolio..................................  17
         U.S. Small Cap Value Portfolio.................................  20
         U.S. Core Equity 1 Portfolio...................................  23
         U.S. Core Equity 2 Portfolio...................................  26
         U.S. Vector Equity Portfolio...................................  29
         U.S. Small Cap Portfolio.......................................  32
         U.S. Micro Cap Portfolio.......................................  35
         DFA Real Estate Securities Portfolio...........................  38
         Large Cap International Portfolio..............................  40
         International Core Equity Portfolio............................  44
         International Small Company Portfolio..........................  49
         Japanese Small Company Portfolio...............................  50
         Asia Pacific Small Company Portfolio...........................  50
         United Kingdom Small Company Portfolio.........................  51
         Continental Small Company Portfolio............................  51
         DFA International Real Estate Securities Portfolio.............  52
         DFA Global Real Estate Securities Portfolio....................  56
         DFA International Small Cap Value Portfolio....................  58
         International Vector Equity Portfolio..........................  62
         World ex U.S. Value Portfolio..................................  66
         World ex U.S. Targeted Value Portfolio.........................  67
         World ex U.S. Core Equity Portfolio............................  68
         World Core Equity Portfolio....................................  75
         Selectively Hedged Global Equity Portfolio.....................  76
         Emerging Markets Portfolio.....................................  77
         Emerging Markets Small Cap Portfolio...........................  77
         Emerging Markets Value Portfolio...............................  77
         Emerging Markets Core Equity Portfolio.........................  78
     Statements of Assets and Liabilities...............................  83
     Statements of Operations...........................................  90
     Statements of Changes in Net Assets................................  97
     Financial Highlights............................................... 107
     Notes to Financial Statements...................................... 126

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  DFA Investment Dimensions Group Inc. - DFA Commodity Strategy
    Portfolio
     Consolidated Disclosure of Fund Expenses........................... 155
     Consolidated Disclosure of Portfolio Holdings...................... 156
     Consolidated Schedule of Investments............................... 157
     Consolidated Statement of Assets and Liabilities................... 162
     Consolidated Statement of Operations............................... 163
     Consolidated Statements of Changes in Net Assets................... 164
     Consolidated Financial Highlights.................................. 165
     Consolidated Notes to Financial Statements......................... 166
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................ 178
     Disclosure of Portfolio Holdings................................... 180
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 181
         U.S. Large Company Portfolio................................... 182
     Statements of Assets and Liabilities............................... 185
     Statements of Operations........................................... 186
     Statements of Changes in Net Assets................................ 187
     Financial Highlights............................................... 188
     Notes to Financial Statements...................................... 190
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................ 200
     Disclosure of Portfolio Holdings................................... 202
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 204
         The DFA International Value Series............................. 207
         The Japanese Small Company Series.............................. 211
         The Asia Pacific Small Company Series.......................... 214
         The United Kingdom Small Company Series........................ 216
         The Continental Small Company Series........................... 219
         The Canadian Small Company Series.............................. 223
         The Emerging Markets Series.................................... 226
         The Emerging Markets Small Cap Series.......................... 230
     Statements of Assets and Liabilities............................... 234
     Statements of Operations........................................... 236
     Statements of Changes in Net Assets................................ 238
     Financial Highlights............................................... 241
     Notes to Financial Statements...................................... 246

TABLE OF CONTENTS
CONTINUED

                                                                         Page
                                                                         ----
  Dimensional Emerging Markets Value Fund
     Disclosure of Fund Expenses........................................ 255
     Disclosure of Portfolio Holdings................................... 256
     Summary Schedule of Portfolio Holdings............................. 257
     Statement of Assets and Liabilities................................ 261
     Statement of Operations............................................ 262
     Statements of Changes in Net Assets................................ 263
     Financial Highlights............................................... 264
     Notes to Financial Statements...................................... 265
  Voting Proxies on Fund Portfolio Securities........................... 271
  Board Approval of Investment Advisory Agreements...................... 272

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
CAD     Canadian Dollars
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/14  04/30/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.70    0.23%    $1.17
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.65    0.23%    $1.15

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,043.70    0.19%    $0.96
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.85    0.19%    $0.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.60    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,035.00    0.47%    $2.37
    Class R2 Shares................. $1,000.00 $1,034.20    0.62%    $3.13
    Institutional Class Shares...... $1,000.00 $1,036.00    0.37%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,031.00    0.52%    $2.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,047.70    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.10    0.21%    $1.07
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.90    0.32%    $1.62
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,042.80    0.37%    $1.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/14  04/30/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,037.40    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,024.80    0.18%    $0.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,051.80    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.41    0.28%    $1.40

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.60    0.38%    $1.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.70    0.53%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,072.90    0.54%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.12    0.54%    $2.71

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,015.90    0.55%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,084.90    0.58%    $3.00
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.92    0.58%    $2.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/14  04/30/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.20    0.55%    $2.89
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.07    0.55%    $2.76

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,039.80    0.34%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.11    0.34%    $1.71

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,030.50    0.29%    $1.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.36    0.29%    $1.45

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,079.60    0.68%    $3.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,063.10    0.49%    $2.51
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.36    0.49%    $2.46

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.90    0.53%    $2.70
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,064.00    0.66%    $3.38
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.30    0.47%    $2.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.46    0.47%    $2.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,050.70    0.35%    $1.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,061.60    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,022.80    0.56%    $2.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.90    0.72%    $3.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,027.50    0.81%    $4.07
 Institutional Class Shares................... $1,000.00 $1,028.80    0.56%    $2.82
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.10    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.77    0.61%    $3.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World ex U.S. Targeted Value Portfolio..... 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  21.9%
              Foreign Corporate............................   9.7%
              Foreign Government...........................  11.8%
              Government...................................  49.6%
              Supranational................................   7.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   8.8%
              Energy.......................................   7.1%
              Financials...................................  13.8%
              Health Care..................................  13.6%
              Industrials..................................  12.9%
              Information Technology.......................  19.4%
              Materials....................................   4.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   2.9%
              Energy.......................................   6.8%
              Financials...................................  26.7%
              Health Care..................................   6.8%
              Industrials..................................  18.6%
              Information Technology.......................  13.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.9%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   3.4%
              Energy.......................................   9.1%
              Financials...................................  24.9%
              Health Care..................................   6.4%
              Industrials..................................  18.6%
              Information Technology.......................  14.5%
              Materials....................................   6.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.6%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.9%
              Financials...................................  14.3%
              Health Care..................................  12.2%
              Industrials..................................  13.8%
              Information Technology.......................  18.1%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.4%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.1%
              Energy.......................................   9.5%
              Financials...................................  16.2%
              Health Care..................................  11.4%
              Industrials..................................  14.7%
              Information Technology.......................  16.9%
              Materials....................................   5.2%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   4.3%
              Energy.......................................   9.9%
              Financials...................................  23.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................  14.2%
              Materials....................................   5.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.6%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  18.3%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.8%
              Financials...................................  18.0%
              Health Care..................................  10.4%
              Industrials..................................  17.1%
              Information Technology.......................  18.4%
              Materials....................................   5.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   3.1%
              Financials...................................  17.7%
              Health Care..................................  10.7%
              Industrials..................................  19.7%
              Information Technology.......................  17.4%
              Materials....................................   5.5%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.8%
              Financials...................................  22.8%
              Health Care..................................  10.3%
              Industrials..................................  13.5%
              Information Technology.......................   4.4%
              Materials....................................   9.5%
              Other........................................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.8%
              Financials...................................  21.0%
              Health Care..................................   6.4%
              Industrials..................................  16.9%
              Information Technology.......................   5.9%
              Materials....................................  11.7%
              Other........................................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  95.9%
              Real Estate Investment Trusts................   3.6%
              Other........................................   0.5%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  21.2%
              Consumer Staples.............................   3.9%
              Energy.......................................   4.4%
              Financials...................................  21.1%
              Health Care..................................   1.6%
              Industrials..................................  25.2%
              Information Technology.......................   5.6%
              Materials....................................  16.1%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   6.7%
              Energy.......................................   7.5%
              Financials...................................  22.5%
              Health Care..................................   4.6%
              Industrials..................................  18.4%
              Information Technology.......................   6.4%
              Materials....................................  13.4%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.4%
              Energy.......................................   7.3%
              Financials...................................  22.0%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   7.9%
              Materials....................................  11.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.2%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.4%
              Financials...................................  24.8%
              Health Care..................................   3.2%
              Industrials..................................  10.6%
              Information Technology.......................  16.8%
              Materials....................................  10.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.3%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (48.3%)
AUSTRALIA -- (0.5%)
Rio Tinto Finance USA, Ltd.
     2.250%, 09/20/16..............................   1,000 $ 1,017,483
                                                            -----------

CANADA -- (9.0%)
Export Development Canada
     1.250%, 10/26/16..............................   3,135   3,165,952
Ontario, Province of Canada
     1.000%, 07/22/16..............................   4,000   4,020,436
     1.600%, 09/21/16..............................   1,050   1,063,706
Quebec, Province of Canada
     5.125%, 11/14/16..............................   1,000   1,066,955
Royal Bank of Canada
     1.450%, 09/09/16..............................   1,000   1,009,054
     1.200%, 01/23/17..............................     585     588,165
Thomson Reuters Corp.
     1.300%, 02/23/17..............................   1,023   1,023,057
Toronto-Dominion Bank (The)
     2.375%, 10/19/16..............................   5,900   6,039,252
TransCanada PipeLines, Ltd.
     3.400%, 06/01/15..............................   1,500   1,502,901
                                                            -----------
TOTAL CANADA.......................................          19,479,478
                                                            -----------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................   3,000   3,057,894
                                                            -----------

FRANCE -- (0.5%)
Caisse des Depots et Consignations
     0.875%, 11/07/16..............................   1,000   1,003,118
                                                            -----------

JAPAN -- (0.7%)
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................     540     545,339
Sumitomo Mitsui Banking Corp.
     2.650%, 01/12/17..............................   1,000   1,022,222
                                                            -----------
TOTAL JAPAN........................................           1,567,561
                                                            -----------

NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..............................   5,000   5,031,855
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     3.375%, 01/19/17..............................     830     863,222
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     880     917,703
                                                            -----------
TOTAL NETHERLANDS..................................           6,812,780
                                                            -----------

NORWAY -- (2.3%)
Kommunalbanken A.S.
     0.875%, 10/03/16..............................   5,000   5,017,930
                                                            -----------

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
SPAIN -- (0.3%)
Telefonica Emisiones SAU
     6.421%, 06/20/16..............................     584 $   618,799
                                                            -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
Council Of Europe Development Bank
     1.250%, 09/22/16..............................   5,000   5,046,220
European Bank for Reconstruction & Development
     1.375%, 10/20/16..............................   4,000   4,054,864
European Investment Bank
     1.250%, 10/14/16..............................   5,000   5,048,985
Inter-American Development Bank
     0.875%, 11/15/16..............................   1,000   1,003,307
                                                            -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......          15,153,376
                                                            -----------

SWEDEN -- (1.1%)
Svenska Handelsbanken AB
     3.125%, 07/12/16..............................   2,391   2,456,265
                                                            -----------

UNITED KINGDOM -- (2.5%)
Barclays Bank P.L.C.
     5.000%, 09/22/16..............................   1,000   1,054,248
Network Rail Infrastructure Finance P.L.C.
     1.250%, 08/31/16..............................   2,000   2,017,962
Royal Bank of Scotland Group P.L.C.
     2.550%, 09/18/15..............................     700     704,074
Vodafone Group P.L.C.
     5.625%, 02/27/17..............................     715     770,273
     1.625%, 03/20/17..............................     761     767,660
                                                            -----------
TOTAL UNITED KINGDOM...............................           5,314,217
                                                            -----------

UNITED STATES -- (19.8%)
Amgen, Inc.
     2.500%, 11/15/16..............................  $1,535   1,570,019
Anadarko Petroleum Corp.
     5.950%, 09/15/16..............................   1,000   1,063,616
AT&T, Inc.
     2.950%, 05/15/16..............................   1,489   1,518,951
Bank of America Corp.
     3.625%, 03/17/16..............................   1,000   1,023,423
     3.875%, 03/22/17..............................     500     522,202
Baxter International, Inc.
     5.900%, 09/01/16..............................   1,000   1,063,617
     1.850%, 01/15/17..............................   1,000   1,014,045
Boston Scientific Corp.
     6.400%, 06/15/16..............................   1,000   1,056,386
Capital One Financial Corp.
     5.250%, 02/21/17..............................   1,492   1,592,679

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Citigroup, Inc.
    1.300%, 04/01/16.............................  $1,000 $1,003,588
    4.450%, 01/10/17.............................     585    615,108
Comerica, Inc.
    3.000%, 09/16/15.............................   1,000  1,007,305
CVS Health Corp.
    1.200%, 12/05/16.............................   1,500  1,509,618
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,000  1,007,108
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   1,500  1,526,850
Ecolab, Inc.
    3.000%, 12/08/16.............................     622    640,726
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000  1,013,164
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000  1,029,372
General Electric Capital Corp.
    5.375%, 10/20/16.............................   1,000  1,066,172
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000  1,026,392
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500  1,507,484
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................     800    821,677
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,015,678
McKesson Corp.
    1.292%, 03/10/17.............................   1,000  1,002,738
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,062,703
Morgan Stanley
    5.750%, 10/18/16.............................   1,000  1,065,904
    5.450%, 01/09/17.............................   1,000  1,066,705
Mylan, Inc.
    1.350%, 11/29/16.............................   1,000    997,505
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   2,000  1,999,158
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000  1,000,410
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,059,920
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     710    725,315
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................     250    254,858
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,219,823
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,026,584
Stryker Corp.
    2.000%, 09/30/16.............................   1,000  1,016,892

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Thermo Fisher Scientific, Inc.
     2.250%, 08/15/16.............................. $ 2,000 $  2,030,840
Waste Management, Inc.
     2.600%, 09/01/16..............................     605      617,545
Wells Fargo & Co.
     3.676%, 06/15/16..............................   1,500    1,549,128
                                                            ------------
TOTAL UNITED STATES................................           42,911,208
                                                            ------------
TOTAL BONDS........................................          104,410,109
                                                            ------------

AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
     0.625%, 10/14/16..............................   2,000    2,002,162
Federal National Mortgage Association
     5.250%, 09/15/16..............................   3,000    3,194,817
                                                            ------------
TOTAL AGENCY OBLIGATIONS...........................            5,196,979
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (47.3%)
U.S. Treasury Notes
     0.625%, 02/15/17..............................  36,000   36,056,232
     0.875%, 02/28/17..............................  37,000   37,225,478
     0.875%, 04/15/17..............................  29,000   29,163,125
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................          102,444,835
                                                            ------------

                                                    Shares
                                                    ------
EXCHANGE-TRADED FUNDS -- (2.0%)
UNITED STATES -- (2.0%)
     SPDR S&P 500 ETF Trust........................  21,100    4,399,772
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $213,790,626)..............................          $216,451,695
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    --------------------------------------------
                                     Level 1     Level 2    Level 3    Total
                                    ---------- ------------ ------- ------------
Bonds
 Australia.........................         -- $  1,017,483   --    $  1,017,483
 Canada............................         --   19,479,478   --      19,479,478
 Finland...........................         --    3,057,894   --       3,057,894
 France............................         --    1,003,118   --       1,003,118
 Japan.............................         --    1,567,561   --       1,567,561
 Netherlands.......................         --    6,812,780   --       6,812,780
 Norway............................         --    5,017,930   --       5,017,930
 Spain.............................         --      618,799   --         618,799
 Supranational Organization
   Obligations.....................         --   15,153,376   --      15,153,376
 Sweden............................         --    2,456,265   --       2,456,265
 United Kingdom....................         --    5,314,217   --       5,314,217
 United States.....................         --   42,911,208   --      42,911,208
Agency Obligations.................         --    5,196,979   --       5,196,979
U.S. Treasury Obligations..........         --  102,444,835   --     102,444,835
Exchange-Traded Funds.............. $4,399,772           --   --       4,399,772
Futures Contracts**................  3,595,859           --   --       3,595,859
                                    ---------- ------------   --    ------------
TOTAL.............................. $7,995,631 $212,051,923   --    $220,047,554
                                    ========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                          Shares    Value+    of Net Assets**
                                          ------    ------    ---------------
   COMMON STOCKS -- (95.6%)
   Consumer Discretionary -- (14.3%)
   *   Amazon.com, Inc...................   8,975 $ 3,785,476            0.7%
       Comcast Corp. Class A.............  75,162   4,341,357            0.8%
       Ford Motor Co..................... 126,885   2,004,783            0.4%
       Home Depot, Inc. (The)............  33,978   3,634,966            0.7%
       McDonald's Corp...................  24,997   2,413,460            0.4%
       Time Warner, Inc..................  32,702   2,760,376            0.5%
       Walt Disney Co. (The).............  39,913   4,339,341            0.8%
       Other Securities..................          58,214,279           10.6%
                                                  -----------           -----
   Total Consumer Discretionary                    81,494,038           14.9%
                                                  -----------           -----
   Consumer Staples -- (8.4%)
       Altria Group, Inc.................  50,783   2,541,689            0.5%
       Coca-Cola Co. (The)...............  88,895   3,605,581            0.7%
       CVS Health Corp...................  29,770   2,955,863            0.5%
       PepsiCo, Inc......................  38,148   3,628,638            0.7%
       Philip Morris International, Inc..  31,146   2,599,757            0.5%
       Procter & Gamble Co. (The)........  62,152   4,941,705            0.9%
       Wal-Mart Stores, Inc..............  45,552   3,555,334            0.6%
       Other Securities..................          23,974,155            4.3%
                                                  -----------           -----
   Total Consumer Staples                          47,802,722            8.7%
                                                  -----------           -----
   Energy -- (6.8%)
       Chevron Corp......................  42,295   4,697,283            0.9%
       Exxon Mobil Corp.................. 125,285  10,946,150            2.0%
       Other Securities..................          23,207,100            4.2%
                                                  -----------           -----
   Total Energy                                    38,850,533            7.1%
                                                  -----------           -----
   Financials -- (13.1%)
       American Express Co...............  25,957   2,010,370            0.4%
       Bank of America Corp.............. 206,960   3,296,873            0.6%
   *   Berkshire Hathaway, Inc. Class B..  37,001   5,224,911            1.0%
       Citigroup, Inc....................  58,766   3,133,403            0.6%
       JPMorgan Chase & Co...............  71,785   4,541,119            0.8%
       Wells Fargo & Co.................. 125,496   6,914,830            1.3%
       Other Securities..................          50,043,393            9.0%
                                                  -----------           -----
   Total Financials                                75,164,899           13.7%
                                                  -----------           -----
   Health Care -- (13.0%)
       AbbVie, Inc.......................  41,437   2,679,316            0.5%
   *   Actavis P.L.C.....................   7,416   2,097,690            0.4%
       Amgen, Inc........................  14,743   2,328,067            0.4%
   *   Biogen, Inc.......................   5,430   2,030,440            0.4%
   *   Gilead Sciences, Inc..............  38,283   3,847,824            0.7%
       Johnson & Johnson.................  68,621   6,807,203            1.3%
       Merck & Co., Inc..................  68,584   4,084,863            0.8%
       Pfizer, Inc....................... 143,450   4,867,258            0.9%
       UnitedHealth Group, Inc...........  26,110   2,908,654            0.5%
       Other Securities..................          42,449,461            7.7%
                                                  -----------           -----
   Total Health Care.....................          74,100,776           13.6%
                                                  -----------           -----
   Industrials -- (12.4%)
       3M Co.............................  15,580   2,436,556            0.4%
       Boeing Co. (The)..................  17,307   2,480,785            0.5%
       General Electric Co............... 239,747   6,492,349            1.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................    28,309 $  3,007,265            0.6%
      United Technologies Corp...........................    21,024    2,391,480            0.4%
      Other Securities...................................             53,838,119            9.8%
                                                                    ------------          ------
Total Industrials........................................             70,646,554           12.9%
                                                                    ------------          ------
Information Technology -- (18.5%)
      Apple, Inc.........................................   132,134   16,536,570            3.0%
      Cisco Systems, Inc.................................   128,291    3,698,630            0.7%
*     Google, Inc. Class A...............................     5,682    3,118,111            0.6%
*     Google, Inc. Class C...............................     5,760    3,094,953            0.6%
      Hewlett-Packard Co.................................    62,937    2,075,033            0.4%
      Intel Corp.........................................   171,411    5,579,428            1.0%
      International Business Machines Corp...............    18,890    3,235,668            0.6%
      MasterCard, Inc. Class A...........................    25,743    2,322,276            0.4%
      Microsoft Corp.....................................   218,082   10,607,508            1.9%
      Oracle Corp........................................    94,788    4,134,653            0.8%
      QUALCOMM, Inc......................................    33,308    2,264,944            0.4%
      Visa, Inc. Class A.................................    38,344    2,532,621            0.5%
      Other Securities...................................             46,769,865            8.5%
                                                                    ------------          ------
Total Information Technology.............................            105,970,260           19.4%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             23,193,437            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                570,167            0.1%
                                                                    ------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................   138,659    4,803,148            0.9%
      Verizon Communications, Inc........................   136,734    6,896,863            1.3%
      Other Securities...................................              2,514,479            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             14,214,490            2.6%
                                                                    ------------          ------
Utilities -- (2.5%)
      Other Securities...................................             14,298,667            2.6%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            546,306,543           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,371            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 1,676,105    1,676,105            0.3%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@  DFA Short Term Investment Fund..................... 2,017,068   23,337,472            4.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $522,587,464)..................................             $571,327,491          104.4%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 81,494,038          --   --    $ 81,494,038
   Consumer Staples..............   47,802,722          --   --      47,802,722
   Energy........................   38,850,533          --   --      38,850,533
   Financials....................   75,164,899          --   --      75,164,899
   Health Care...................   74,100,776          --   --      74,100,776
   Industrials...................   70,646,554          --   --      70,646,554
   Information Technology........  105,970,260          --   --     105,970,260
   Materials.....................   23,193,437          --   --      23,193,437
   Real Estate Investment Trusts.      570,167          --   --         570,167
   Telecommunication Services....   14,214,490          --   --      14,214,490
   Utilities.....................   14,298,667          --   --      14,298,667
 Rights/Warrants.................           -- $     7,371   --           7,371
 Temporary Cash Investments......    1,676,105          --   --       1,676,105
 Securities Lending Collateral...           --  23,337,472   --      23,337,472
                                  ------------ -----------   --    ------------
 TOTAL........................... $547,982,648 $23,344,843   --    $571,327,491
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,827,842,084
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $10,500,397,052)............................ $15,827,842,084
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (12.4%)
    Dillard's, Inc. Class A............   211,147 $   27,784,834            0.4%
#   GameStop Corp. Class A.............   635,798     24,503,655            0.4%
    Graham Holdings Co. Class B........    31,543     32,266,281            0.5%
    Lear Corp..........................   264,536     29,371,432            0.5%
    Service Corp. International........   974,502     26,974,215            0.4%
#*  Skechers U.S.A., Inc. Class A......   268,478     24,141,542            0.4%
#   Wendy's Co. (The).................. 2,361,897     23,902,398            0.4%
    Other Securities...................              737,845,508           11.5%
                                                  --------------           -----
Total Consumer Discretionary...........              926,789,865           14.5%
                                                  --------------           -----
Consumer Staples -- (2.5%)
    Ingredion, Inc.....................   343,934     27,308,360            0.4%
    Pinnacle Foods, Inc................   530,218     21,500,340            0.3%
    Other Securities...................              136,438,740            2.2%
                                                  --------------           -----
Total Consumer Staples.................              185,247,440            2.9%
                                                  --------------           -----
Energy -- (5.8%)
*   Newfield Exploration Co............   617,097     24,214,886            0.4%
    Other Securities...................              412,743,060            6.4%
                                                  --------------           -----
Total Energy...........................              436,957,946            6.8%
                                                  --------------           -----
Financials -- (22.8%)
*   Alleghany Corp.....................    48,148     22,799,041            0.4%
    American Financial Group, Inc......   465,774     29,436,917            0.5%
#*  Arch Capital Group, Ltd............   353,598     21,456,327            0.3%
    Assurant, Inc......................   471,974     29,007,522            0.5%
    Axis Capital Holdings, Ltd.........   606,646     31,581,991            0.5%
*   E*TRADE Financial Corp............. 1,078,431     31,048,028            0.5%
    Everest Re Group, Ltd..............   186,504     33,367,431            0.5%
#   Legg Mason, Inc....................   731,595     38,518,477            0.6%
    NASDAQ OMX Group, Inc. (The).......   858,799     41,763,395            0.7%
#   New York Community Bancorp, Inc.... 2,005,431     34,473,359            0.5%
#   PacWest Bancorp....................   483,491     21,805,444            0.3%
    PartnerRe, Ltd.....................   321,083     41,098,624            0.7%
#   People's United Financial, Inc..... 1,543,963     23,329,281            0.4%
    Reinsurance Group of America, Inc..   329,817     30,217,834            0.5%
    RenaissanceRe Holdings, Ltd........   256,659     26,304,981            0.4%
    WR Berkley Corp....................   545,701     26,733,892            0.4%
#   Zions Bancorporation...............   956,282     27,096,250            0.4%
    Other Securities...................            1,197,911,521           18.6%
                                                  --------------           -----
Total Financials.......................            1,707,950,315           26.7%
                                                  --------------           -----
Health Care -- (5.8%)
*   Community Health Systems, Inc......   548,400     29,438,112            0.5%
#   Omnicare, Inc......................   571,559     50,285,761            0.8%
    Other Securities...................              352,529,093            5.4%
                                                  --------------           -----
Total Health Care......................              432,252,966            6.7%
                                                  --------------           -----
Industrials -- (15.9%)
#   ADT Corp. (The)....................   760,943     28,611,457            0.5%
    Alaska Air Group, Inc..............   449,041     28,765,567            0.5%
    AMERCO.............................    84,246     27,130,582            0.4%
*   Avis Budget Group, Inc.............   665,365     36,022,861            0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,516,297 $   31,129,577            0.5%
#     Owens Corning......................................    624,093     24,127,435            0.4%
      Ryder System, Inc..................................    309,611     29,524,505            0.5%
#     Trinity Industries, Inc............................    970,590     26,293,283            0.4%
      Waste Connections, Inc.............................    578,653     27,433,939            0.4%
      Other Securities...................................               931,606,874           14.4%
                                                                     --------------          ------
Total Industrials........................................             1,190,646,080           18.6%
                                                                     --------------          ------
Information Technology -- (11.7%)
*     ARRIS Group, Inc...................................    666,291     22,437,349            0.4%
*     Arrow Electronics, Inc.............................    510,838     30,502,137            0.5%
      Avnet, Inc.........................................    659,675     28,121,945            0.4%
#*    First Solar, Inc...................................    629,345     37,553,016            0.6%
      Marvell Technology Group, Ltd......................  1,932,134     27,069,197            0.4%
*     Qorvo, Inc.........................................    343,773     22,658,078            0.4%
      Other Securities...................................               711,088,706           11.0%
                                                                     --------------          ------
Total Information Technology.............................               879,430,428           13.7%
                                                                     --------------          ------
Materials -- (6.3%)
      MeadWestvaco Corp..................................    614,336     29,979,597            0.5%
      Reliance Steel & Aluminum Co.......................    417,707     27,033,997            0.4%
      Rock-Tenn Co. Class A..............................    341,862     21,530,469            0.3%
      Steel Dynamics, Inc................................  1,029,643     22,786,000            0.4%
      Other Securities...................................               374,678,176            5.8%
                                                                     --------------          ------
Total Materials..........................................               476,008,239            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                14,733,426            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp.......................  4,105,667     28,164,876            0.4%
      Other Securities...................................                53,163,953            0.9%
                                                                     --------------          ------
Total Telecommunication Services.........................                81,328,829            1.3%
                                                                     --------------          ------
Utilities -- (0.7%)
      UGI Corp...........................................    820,951     28,577,304            0.4%
      Other Securities...................................                27,841,190            0.5%
                                                                     --------------          ------
Total Utilities..........................................                56,418,494            0.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,387,764,028           99.7%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   783,692            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 11,930,669     11,930,669            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@  DFA Short Term Investment Fund..................... 94,988,888  1,099,021,434           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,984,320,241)...................................            $7,499,499,823          117.1%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $  926,789,865             --   --    $  926,789,865
  Consumer Staples..............    185,247,440             --   --       185,247,440
  Energy........................    436,957,946             --   --       436,957,946
  Financials....................  1,707,950,315             --   --     1,707,950,315
  Health Care...................    432,252,966             --   --       432,252,966
  Industrials...................  1,190,646,080             --   --     1,190,646,080
  Information Technology........    879,430,428             --   --       879,430,428
  Materials.....................    476,008,239             --   --       476,008,239
  Other.........................             --             --   --                --
  Real Estate Investment Trusts.     14,733,426             --   --        14,733,426
  Telecommunication Services....     81,328,829             --   --        81,328,829
  Utilities.....................     56,418,494             --   --        56,418,494
Rights/Warrants.................             -- $      783,692   --           783,692
Temporary Cash Investments......     11,930,669             --   --        11,930,669
Securities Lending Collateral...             --  1,099,021,434   --     1,099,021,434
                                 -------------- --------------   --    --------------
TOTAL........................... $6,399,694,697 $1,099,805,126   --    $7,499,499,823
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (13.3%)
#   Group 1 Automotive, Inc.....................   845,912 $   66,810,130            0.6%
*   Helen of Troy, Ltd..........................   842,455     73,807,483            0.6%
    Marriott Vacations Worldwide Corp...........   755,034     62,071,345            0.5%
    Penske Automotive Group, Inc................ 1,195,305     58,342,837            0.5%
#   Rent-A-Center, Inc.......................... 1,917,613     56,761,345            0.5%
#   Scholastic Corp............................. 1,407,493     57,200,516            0.5%
#*  Skechers U.S.A., Inc. Class A...............   806,551     72,525,066            0.6%
#   Wendy's Co. (The)........................... 5,376,970     54,414,936            0.5%
    Other Securities............................            1,391,375,257           11.2%
                                                           --------------           -----
Total Consumer Discretionary....................            1,893,308,915           15.5%
                                                           --------------           -----
Consumer Staples -- (2.9%)
#   Fresh Del Monte Produce, Inc................ 1,822,914     67,320,214            0.6%
*   Seaboard Corp...............................    18,588     66,916,800            0.6%
    Other Securities............................              279,424,672            2.2%
                                                           --------------           -----
Total Consumer Staples..........................              413,661,686            3.4%
                                                           --------------           -----
Energy -- (7.8%)
#   Bristow Group, Inc.......................... 1,363,054     84,686,545            0.7%
    Delek US Holdings, Inc...................... 2,312,487     85,377,020            0.7%
    Exterran Holdings, Inc...................... 2,670,497     98,995,324            0.8%
*   Helix Energy Solutions Group, Inc........... 3,976,422     65,531,435            0.5%
#*  PDC Energy, Inc............................. 1,124,044     63,778,257            0.5%
    Other Securities............................              710,948,533            5.8%
                                                           --------------           -----
Total Energy....................................            1,109,317,114            9.0%
                                                           --------------           -----
Financials -- (21.5%)
    American Equity Investment Life Holding Co.. 2,408,374     64,905,679            0.5%
    Argo Group International Holdings, Ltd...... 1,121,078     54,921,611            0.5%
    Aspen Insurance Holdings, Ltd............... 1,545,152     72,204,953            0.6%
#   CNO Financial Group, Inc.................... 8,460,765    143,833,005            1.2%
#   Endurance Specialty Holdings, Ltd........... 1,510,617     91,211,054            0.8%
#   First American Financial Corp............... 2,056,410     71,542,504            0.6%
#   Hanover Insurance Group, Inc. (The)......... 1,232,968     84,544,616            0.7%
#   Kemper Corp................................. 1,729,296     65,142,580            0.5%
#*  MBIA, Inc................................... 7,271,848     63,628,670            0.5%
#   Montpelier Re Holdings, Ltd................. 1,977,273     75,353,874            0.6%
    StanCorp Financial Group, Inc...............   884,406     63,747,985            0.5%
    Susquehanna Bancshares, Inc................. 6,444,540     86,614,618            0.7%
#   Umpqua Holdings Corp........................ 4,077,772     69,362,902            0.6%
#   Washington Federal, Inc..................... 2,783,280     60,118,848            0.5%
#   Webster Financial Corp...................... 2,642,412     94,677,622            0.8%
#   Wintrust Financial Corp..................... 1,502,666     73,239,941            0.6%
    Other Securities............................            1,820,933,678           14.8%
                                                           --------------           -----
Total Financials................................            3,055,984,140           25.0%
                                                           --------------           -----
Health Care -- (5.6%)
#*  Amsurg Corp.................................   938,937     58,890,129            0.5%
*   LifePoint Hospitals, Inc.................... 1,892,213    141,688,909            1.2%
    Other Securities............................              589,327,718            4.7%
                                                           --------------           -----
Total Health Care...............................              789,906,756            6.4%
                                                           --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (16.0%)
#     AMERCO.............................................     340,511 $   109,658,162            0.9%
#     Covanta Holding Corp...............................   3,022,647      61,329,508            0.5%
#*    Esterline Technologies Corp........................   1,145,345     127,465,445            1.0%
#     GATX Corp..........................................   1,763,892      95,955,725            0.8%
#*    JetBlue Airways Corp...............................   5,279,787     108,394,027            0.9%
      Other Securities...................................               1,773,094,125           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,275,896,992           18.6%
                                                                      ---------------          ------
Information Technology -- (12.5%)
*     CACI International, Inc. Class A...................     860,161      75,900,607            0.6%
#     Convergys Corp.....................................   3,909,664      88,671,180            0.7%
*     Fairchild Semiconductor International, Inc.........   4,380,362      79,569,276            0.7%
*     Qorvo, Inc.........................................   1,101,705      72,613,377            0.6%
*     Sanmina Corp.......................................   2,830,700      57,548,131            0.5%
#     SYNNEX Corp........................................   1,382,286     105,744,879            0.9%
#*    Tech Data Corp.....................................   1,279,399      72,119,722            0.6%
#     Vishay Intertechnology, Inc........................   4,998,232      63,377,582            0.5%
      Other Securities...................................               1,158,156,442            9.4%
                                                                      ---------------          ------
Total Information Technology.............................               1,773,701,196           14.5%
                                                                      ---------------          ------
Materials -- (6.0%)
#     Commercial Metals Co...............................   4,076,784      67,674,614            0.6%
      Graphic Packaging Holding Co.......................   5,416,146      76,367,659            0.6%
#*    Louisiana-Pacific Corp.............................   4,943,815      75,343,741            0.6%
#     Olin Corp..........................................   1,969,108      58,147,759            0.5%
      Other Securities...................................                 573,218,393            4.6%
                                                                      ---------------          ------
Total Materials..........................................                 850,752,166            6.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                     418,158            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities...................................                  71,643,319            0.6%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  10,157,642            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,244,748,084          100.0%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   2,465,905            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
Temporary Cash Investments -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  15,287,776      15,287,776            0.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 167,602,589   1,939,161,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $11,086,378,361)..................................             $14,201,663,716          116.0%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                    ------------------------------------------------------
                                        Level 1        Level 2     Level 3      Total
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,893,308,915             --   --    $ 1,893,308,915
 Consumer Staples..................     413,661,686             --   --        413,661,686
 Energy............................   1,109,317,114             --   --      1,109,317,114
 Financials........................   3,055,984,125 $           15   --      3,055,984,140
 Health Care.......................     789,906,756             --   --        789,906,756
 Industrials.......................   2,275,896,992             --   --      2,275,896,992
 Information Technology............   1,773,701,196             --   --      1,773,701,196
 Materials.........................     850,752,166             --   --        850,752,166
 Other.............................              --             --   --                 --
 Real Estate Investment Trusts.....         418,158             --   --            418,158
 Telecommunication Services........      71,643,319             --   --         71,643,319
 Utilities.........................      10,157,642             --   --         10,157,642
Preferred Stocks
 Other.............................              --             --   --                 --
Rights/Warrants....................              --      2,465,905   --          2,465,905
Temporary Cash Investments
 Temporary Cash Investments........      15,287,776             --   --         15,287,776
Securities Lending Collateral......              --  1,939,161,951   --      1,939,161,951
                                    --------------- --------------   --    ---------------
TOTAL.............................. $12,260,035,845 $1,941,627,871   --    $14,201,663,716
                                    =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (14.1%)
*   Amazon.com, Inc...................   168,592 $   71,108,734            0.6%
    Comcast Corp. Class A............. 1,235,593     71,367,852            0.6%
    Home Depot, Inc. (The)............   669,747     71,649,534            0.6%
    McDonald's Corp...................   495,702     47,860,028            0.4%
    Starbucks Corp....................   753,434     37,355,258            0.3%
    Time Warner, Inc..................   608,624     51,373,952            0.4%
    Walt Disney Co. (The).............   551,069     59,912,222            0.5%
    Other Securities..................            1,554,635,386           12.2%
                                                 --------------           -----
Total Consumer Discretionary..........            1,965,262,966           15.6%
                                                 --------------           -----
Consumer Staples -- (6.9%)
    Altria Group, Inc.................   989,845     49,541,742            0.4%
    Coca-Cola Co. (The)............... 1,684,858     68,337,840            0.5%
    CVS Health Corp...................   578,655     57,454,655            0.5%
    PepsiCo, Inc......................   762,332     72,513,020            0.6%
    Philip Morris International, Inc..   538,659     44,961,867            0.4%
    Procter & Gamble Co. (The)........   836,210     66,487,057            0.5%
    Wal-Mart Stores, Inc..............   707,960     55,256,278            0.4%
    Other Securities..................              540,388,523            4.3%
                                                 --------------           -----
Total Consumer Staples................              954,940,982            7.6%
                                                 --------------           -----
Energy -- (7.2%)
    Chevron Corp......................   769,745     85,487,880            0.7%
    ConocoPhillips....................   562,318     38,192,639            0.3%
    Exxon Mobil Corp.................. 2,087,371    182,373,604            1.5%
    Kinder Morgan, Inc................   876,354     37,639,404            0.3%
    Schlumberger, Ltd.................   396,427     37,505,958            0.3%
    Other Securities..................              615,717,992            4.8%
                                                 --------------           -----
Total Energy..........................              996,917,477            7.9%
                                                 --------------           -----
Financials -- (12.9%)
    Bank of America Corp.............. 4,123,620     65,689,267            0.5%
*   Berkshire Hathaway, Inc. Class B..   644,204     90,968,047            0.7%
    Citigroup, Inc.................... 1,212,655     64,658,765            0.5%
    JPMorgan Chase & Co............... 1,494,916     94,568,386            0.8%
    Wells Fargo & Co.................. 2,040,609    112,437,556            0.9%
    Other Securities..................            1,367,891,621           10.9%
                                                 --------------           -----
Total Financials......................            1,796,213,642           14.3%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc.......................   794,806     51,392,156            0.4%
*   Actavis P.L.C.....................   157,032     44,418,072            0.4%
    Amgen, Inc........................   256,292     40,471,070            0.3%
*   Celgene Corp......................   360,073     38,909,488            0.3%
*   Gilead Sciences, Inc..............   741,250     74,503,038            0.6%
    Johnson & Johnson................. 1,204,979    119,533,917            1.0%
    Merck & Co., Inc..................   952,375     56,723,455            0.5%
    Pfizer, Inc....................... 2,271,237     77,063,071            0.6%
    UnitedHealth Group, Inc...........   412,297     45,929,886            0.4%
    Other Securities..................              983,895,153            7.7%
                                                 --------------           -----
Total Health Care.....................            1,532,839,306           12.2%
                                                 --------------           -----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.4%)
      3M Co..............................................     305,092 $    47,713,338            0.4%
      Boeing Co. (The)...................................     338,719      48,551,981            0.4%
      General Electric Co................................   3,704,920     100,329,234            0.8%
      Union Pacific Corp.................................     406,641      43,197,473            0.4%
      Other Securities...................................               1,489,002,146           11.8%
                                                                      ---------------          ------
Total Industrials........................................               1,728,794,172           13.8%
                                                                      ---------------          ------
Information Technology -- (16.4%)
      Apple, Inc.........................................   2,526,546     316,197,232            2.5%
      Cisco Systems, Inc.................................   1,887,619      54,420,056            0.4%
*     Facebook, Inc. Class A.............................     691,953      54,505,138            0.4%
*     Google, Inc. Class A...............................      68,974      37,850,862            0.3%
      Hewlett-Packard Co.................................   1,245,191      41,053,947            0.3%
      Intel Corp.........................................   2,892,186      94,140,654            0.8%
      International Business Machines Corp...............     437,734      74,979,457            0.6%
      MasterCard, Inc. Class A...........................     500,872      45,183,663            0.4%
      Microsoft Corp.....................................   3,371,150     163,972,736            1.3%
      Oracle Corp........................................   1,521,597      66,372,061            0.5%
      Visa, Inc. Class A.................................     671,338      44,341,875            0.4%
      Other Securities...................................               1,282,262,006           10.2%
                                                                      ---------------          ------
Total Information Technology.............................               2,275,279,687           18.1%
                                                                      ---------------          ------
Materials -- (4.4%)
      Other Securities...................................                 611,556,422            4.9%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                         503            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  19,523,155            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (2.1%)
#     AT&T, Inc..........................................   3,436,477     119,039,563            1.0%
      Verizon Communications, Inc........................   2,188,850     110,405,594            0.9%
      Other Securities...................................                  69,240,484            0.5%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 298,685,641            2.4%
                                                                      ---------------          ------
Utilities -- (2.7%)
      Other Securities...................................                 372,412,598            3.0%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,552,426,551           99.9%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     421,843            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%.  38,403,710      38,403,710            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund..................... 114,587,368   1,325,775,850           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,237,749,459)..................................             $13,917,027,954          110.8%
                                                                      ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,965,262,966             --   --    $ 1,965,262,966
  Consumer Staples..............     954,940,982             --   --        954,940,982
  Energy........................     996,917,477             --   --        996,917,477
  Financials....................   1,796,213,641 $            1   --      1,796,213,642
  Health Care...................   1,532,839,306             --   --      1,532,839,306
  Industrials...................   1,728,794,172             --   --      1,728,794,172
  Information Technology........   2,275,279,687             --   --      2,275,279,687
  Materials.....................     611,556,422             --   --        611,556,422
  Other.........................              --            503   --                503
  Real Estate Investment Trusts.      19,523,155             --   --         19,523,155
  Telecommunication Services....     298,685,641             --   --        298,685,641
  Utilities.....................     372,412,598             --   --        372,412,598
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        421,843   --            421,843
Temporary Cash Investments......      38,403,710             --   --         38,403,710
Securities Lending Collateral...              --  1,325,775,850   --      1,325,775,850
                                 --------------- --------------   --    ---------------
TOTAL........................... $12,590,829,757 $1,326,198,197   --    $13,917,027,954
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.9%)
Consumer Discretionary -- (13.7%)
    Comcast Corp. Class A.............. 1,784,110 $  103,050,194            0.7%
    Ford Motor Co...................... 3,328,070     52,583,506            0.4%
    Target Corp........................   415,851     32,781,534            0.2%
    Time Warner, Inc...................   896,363     75,662,001            0.5%
    Walt Disney Co. (The)..............   788,924     85,771,817            0.6%
    Other Securities...................            1,857,836,017           12.8%
                                                  --------------           -----
Total Consumer Discretionary...........            2,207,685,069           15.2%
                                                  --------------           -----
Consumer Staples -- (5.5%)
    Coca-Cola Co. (The)................   935,540     37,945,502            0.3%
    CVS Health Corp....................   843,353     83,736,519            0.6%
    PepsiCo, Inc.......................   423,333     40,267,435            0.3%
    Procter & Gamble Co. (The).........   827,704     65,810,745            0.5%
    Wal-Mart Stores, Inc...............   773,229     60,350,523            0.4%
    Other Securities...................              596,471,440            4.0%
                                                  --------------           -----
Total Consumer Staples.................              884,582,164            6.1%
                                                  --------------           -----
Energy -- (8.5%)
    Anadarko Petroleum Corp............   422,817     39,787,080            0.3%
    Chevron Corp....................... 1,126,532    125,112,644            0.9%
    ConocoPhillips.....................   925,168     62,837,411            0.4%
    EOG Resources, Inc.................   548,973     54,320,878            0.4%
    Exxon Mobil Corp................... 3,140,494    274,384,961            1.9%
#   Kinder Morgan, Inc.................   876,664     37,652,719            0.3%
    Occidental Petroleum Corp..........   471,397     37,758,900            0.3%
    Schlumberger, Ltd..................   403,889     38,211,938            0.3%
    Other Securities...................              698,419,744            4.6%
                                                  --------------           -----
Total Energy...........................            1,368,486,275            9.4%
                                                  --------------           -----
Financials -- (14.6%)
    American International Group, Inc..   609,355     34,300,593            0.2%
    Bank of America Corp............... 4,303,562     68,555,743            0.5%
*   Berkshire Hathaway, Inc. Class B...   342,101     48,308,082            0.3%
    Citigroup, Inc..................... 1,297,954     69,206,907            0.5%
    Goldman Sachs Group, Inc. (The)....   189,924     37,304,872            0.3%
    JPMorgan Chase & Co................ 1,554,077     98,310,911            0.7%
    U.S. Bancorp....................... 1,031,884     44,236,867            0.3%
    Wells Fargo & Co................... 2,946,809    162,369,176            1.1%
    Other Securities...................            1,778,608,688           12.3%
                                                  --------------           -----
Total Financials.......................            2,341,201,839           16.2%
                                                  --------------           -----
Health Care -- (10.3%)
*   Actavis P.L.C......................   178,521     50,496,450            0.4%
    Amgen, Inc.........................   233,507     36,873,090            0.3%
#*  Express Scripts Holding Co.........   542,091     46,836,662            0.3%
    Johnson & Johnson.................. 1,210,460    120,077,632            0.8%
    Merck & Co., Inc................... 1,265,005     75,343,698            0.5%
    Pfizer, Inc........................ 3,831,803    130,013,076            0.9%
    UnitedHealth Group, Inc............   576,403     64,211,294            0.5%
    Other Securities...................            1,128,534,499            7.7%
                                                  --------------           -----
Total Health Care......................            1,652,386,401           11.4%
                                                  --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (13.2%)
      CSX Corp...........................................     903,868 $    32,620,596            0.2%
      FedEx Corp.........................................     251,048      42,570,209            0.3%
      General Electric Co................................   5,604,904     151,780,800            1.1%
      Southwest Airlines Co..............................     773,474      31,372,105            0.2%
      Union Pacific Corp.................................     648,462      68,886,118            0.5%
*     United Continental Holdings, Inc...................     527,210      31,495,525            0.2%
      Other Securities...................................               1,769,465,467           12.2%
                                                                      ---------------          ------
Total Industrials........................................               2,128,190,820           14.7%
                                                                      ---------------          ------
Information Technology -- (15.2%)
      Apple, Inc.........................................   2,232,888     279,445,933            1.9%
      Cisco Systems, Inc.................................   3,101,253      89,409,124            0.6%
      Hewlett-Packard Co.................................   1,806,885      59,572,998            0.4%
      Intel Corp.........................................   3,857,596     125,564,750            0.9%
      International Business Machines Corp...............     186,013      31,862,167            0.2%
      Microsoft Corp.....................................   3,300,822     160,551,982            1.1%
      Oracle Corp........................................   1,330,496      58,036,236            0.4%
#     Visa, Inc. Class A.................................     547,188      36,141,767            0.3%
      Other Securities...................................               1,596,312,067           11.0%
                                                                      ---------------          ------
Total Information Technology.............................               2,436,897,024           16.8%
                                                                      ---------------          ------
Materials -- (4.7%)
      Dow Chemical Co. (The).............................     780,341      39,797,391            0.3%
      Other Securities...................................                 709,890,930            4.9%
                                                                      ---------------          ------
Total Materials..........................................                 749,688,321            5.2%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                       1,175            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  21,799,475            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (2.2%)
#     AT&T, Inc..........................................   4,582,649     158,742,961            1.1%
      Verizon Communications, Inc........................   2,162,185     109,060,611            0.8%
      Other Securities...................................                  92,409,998            0.6%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 360,213,570            2.5%
                                                                      ---------------          ------
Utilities -- (1.9%)
      Other Securities...................................                 310,501,954            2.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,461,634,087           99.8%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     627,427            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.098%. 109,350,076     109,350,076            0.8%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 131,312,939   1,519,290,700           10.4%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,364,612,255)...............................               $16,090,902,290          111.0%
                                                                      ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary....... $ 2,207,685,069             --   --    $ 2,207,685,069
 Consumer Staples.............     884,582,164             --   --        884,582,164
 Energy.......................   1,368,486,275             --   --      1,368,486,275
 Financials...................   2,341,201,837 $            2   --      2,341,201,839
 Health Care..................   1,652,386,401             --   --      1,652,386,401
 Industrials..................   2,128,190,820             --   --      2,128,190,820
 Information Technology.......   2,436,897,024             --   --      2,436,897,024
 Materials....................     749,688,321             --   --        749,688,321
 Other........................              --          1,175   --              1,175
 Real Estate Investment Trusts      21,799,475             --   --         21,799,475
 Telecommunication Services...     360,213,570             --   --        360,213,570
 Utilities....................     310,501,954             --   --        310,501,954
Preferred Stocks
 Other........................              --             --   --                 --
Rights/Warrants...............              --        627,427   --            627,427
Temporary Cash Investments....     109,350,076             --   --        109,350,076
Securities Lending Collateral.              --  1,519,290,700   --      1,519,290,700
                               --------------- --------------   --    ---------------
TOTAL......................... $14,570,982,986 $1,519,919,304   --    $16,090,902,290
                               =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (87.6%)
Consumer Discretionary -- (12.9%)
    Comcast Corp. Class A.........................   376,209 $ 21,729,832            0.6%
    General Motors Co.............................   210,392    7,376,344            0.2%
*   Office Depot, Inc.............................   878,560    8,100,323            0.2%
#   Royal Caribbean Cruises, Ltd..................   124,720    8,488,443            0.2%
    Time Warner, Inc..............................   119,274   10,067,918            0.3%
    Walt Disney Co. (The).........................   118,253   12,856,466            0.4%
    Other Securities..............................            484,573,635           12.8%
                                                             ------------           -----
Total Consumer Discretionary......................            553,192,961           14.7%
                                                             ------------           -----
Consumer Staples -- (3.8%)
    CVS Health Corp...............................   113,204   11,240,025            0.3%
    Procter & Gamble Co. (The)....................   105,525    8,390,293            0.2%
    Wal-Mart Stores, Inc..........................   102,008    7,961,724            0.2%
    Other Securities..............................            134,213,092            3.6%
                                                             ------------           -----
Total Consumer Staples............................            161,805,134            4.3%
                                                             ------------           -----
Energy -- (8.7%)
    Anadarko Petroleum Corp.......................   101,085    9,512,098            0.3%
    Chevron Corp..................................   304,598   33,828,654            0.9%
    ConocoPhillips................................   228,045   15,488,816            0.4%
    Exxon Mobil Corp..............................   556,376   48,610,571            1.3%
    Occidental Petroleum Corp.....................   155,281   12,438,008            0.3%
    Tesoro Corp...................................   131,157   11,257,205            0.3%
    Other Securities..............................            240,578,047            6.4%
                                                             ------------           -----
Total Energy......................................            371,713,399            9.9%
                                                             ------------           -----
Financials -- (20.5%)
    American Financial Group, Inc.................   113,571    7,177,687            0.2%
    American International Group, Inc.............   128,798    7,250,039            0.2%
    Bank of America Corp.......................... 1,204,998   19,195,618            0.5%
    Citigroup, Inc................................   374,753   19,981,830            0.5%
    Fifth Third Bancorp...........................   471,589    9,431,780            0.3%
    Goldman Sachs Group, Inc. (The)...............    52,050   10,223,661            0.3%
    Hartford Financial Services Group, Inc. (The).   257,997   10,518,538            0.3%
    JPMorgan Chase & Co...........................   438,800   27,758,488            0.7%
#   M&T Bank Corp.................................    59,225    7,087,456            0.2%
    Principal Financial Group, Inc................   157,281    8,040,205            0.2%
    Wells Fargo & Co..............................   507,676   27,972,948            0.8%
    Other Securities..............................            723,507,532           19.2%
                                                             ------------           -----
Total Financials..................................            878,145,782           23.4%
                                                             ------------           -----
Health Care -- (7.5%)
*   Actavis P.L.C.................................    26,359    7,455,907            0.2%
    Anthem, Inc...................................    49,131    7,415,342            0.2%
*   Community Health Systems, Inc.................   191,179   10,262,489            0.3%
    Johnson & Johnson.............................    90,854    9,012,717            0.3%
    Merck & Co., Inc..............................   149,737    8,918,336            0.3%
    Pfizer, Inc...................................   459,005   15,574,040            0.4%
    UnitedHealth Group, Inc.......................    73,435    8,180,659            0.2%
    Other Securities..............................            253,757,330            6.6%
                                                             ------------           -----
Total Health Care.................................            320,576,820            8.5%
                                                             ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.1%)
      General Electric Co................................    721,688 $   19,543,311            0.5%
#*    JetBlue Airways Corp...............................    413,533      8,489,832            0.2%
      Ryder System, Inc..................................     88,537      8,442,888            0.2%
      Southwest Airlines Co..............................    457,205     18,544,235            0.5%
      Union Pacific Corp.................................     83,333      8,852,465            0.2%
      Other Securities...................................               497,220,696           13.4%
                                                                     --------------          ------
Total Industrials........................................               561,093,427           15.0%
                                                                     --------------          ------
Information Technology -- (12.5%)
      Apple, Inc.........................................    308,343     38,589,126            1.0%
      Cisco Systems, Inc.................................    314,395      9,064,008            0.3%
      Hewlett-Packard Co.................................    265,841      8,764,778            0.2%
      Intel Corp.........................................    534,019     17,382,318            0.5%
      Microsoft Corp.....................................    241,117     11,727,931            0.3%
*     Qorvo, Inc.........................................    139,934      9,223,050            0.3%
      Visa, Inc. Class A.................................    116,012      7,662,593            0.2%
      Xerox Corp.........................................    731,469      8,411,893            0.2%
      Other Securities...................................               421,404,462           11.2%
                                                                     --------------          ------
Total Information Technology.............................               532,230,159           14.2%
                                                                     --------------          ------
Materials -- (5.1%)
      Other Securities...................................               217,662,759            5.8%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       259            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 3,216,081            0.1%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,415,503     49,033,024            1.3%
#     Frontier Communications Corp.......................  1,416,600      9,717,876            0.3%
      Verizon Communications, Inc........................    259,639     13,096,191            0.4%
      Other Securities...................................                25,401,439            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                97,248,530            2.6%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    203,452      7,082,164            0.2%
      Other Securities...................................                40,935,711            1.1%
                                                                     --------------          ------
Total Utilities..........................................                48,017,875            1.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,744,903,186           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   235,930            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%. 11,682,509     11,682,509            0.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@  DFA Short Term Investment Fund..................... 44,758,285    517,853,355           13.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,099,834,415)................................              $4,274,674,980          113.9%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  553,192,961           --   --    $  553,192,961
  Consumer Staples..............    161,805,134           --   --       161,805,134
  Energy........................    371,713,399           --   --       371,713,399
  Financials....................    878,145,781 $          1   --       878,145,782
  Health Care...................    320,576,820           --   --       320,576,820
  Industrials...................    561,093,427           --   --       561,093,427
  Information Technology........    532,230,159           --   --       532,230,159
  Materials.....................    217,662,759           --   --       217,662,759
  Other.........................             --          259   --               259
  Real Estate Investment Trusts.      3,216,081           --   --         3,216,081
  Telecommunication Services....     97,248,530           --   --        97,248,530
  Utilities.....................     48,017,875           --   --        48,017,875
Rights/Warrants.................             --      235,930   --           235,930
Temporary Cash Investments......     11,682,509           --   --        11,682,509
Securities Lending Collateral...             --  517,853,355   --       517,853,355
                                 -------------- ------------   --    --------------
TOTAL........................... $3,756,585,435 $518,089,545   --    $4,274,674,980
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (81.2%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc................. 1,460,355 $   23,234,248            0.2%
#*  Buffalo Wild Wings, Inc........................   162,131     25,827,468            0.3%
    Columbia Sportswear Co.........................   372,692     23,367,788            0.2%
#   Cracker Barrel Old Country Store, Inc..........   171,159     22,675,144            0.2%
    CST Brands, Inc................................   535,346     22,329,282            0.2%
    Jack in the Box, Inc...........................   308,443     26,763,599            0.3%
#*  Office Depot, Inc.............................. 3,809,109     35,119,985            0.3%
    Pool Corp......................................   350,107     22,718,443            0.2%
#*  Skechers U.S.A., Inc. Class A..................   320,320     28,803,174            0.3%
#   Thor Industries, Inc...........................   373,197     22,455,263            0.2%
    Vail Resorts, Inc..............................   255,014     25,299,939            0.3%
#   Wolverine World Wide, Inc......................   785,872     24,149,847            0.2%
    Other Securities...............................            1,596,985,393           15.3%
                                                              --------------           -----
Total Consumer Discretionary.......................            1,899,729,573           18.2%
                                                              --------------           -----
Consumer Staples -- (3.1%)
    Other Securities...............................              395,612,232            3.8%
                                                              --------------           -----
Energy -- (3.1%)
    SemGroup Corp. Class A.........................   265,366     22,341,163            0.2%
    Other Securities...............................              377,274,518            3.6%
                                                              --------------           -----
Total Energy.......................................              399,615,681            3.8%
                                                              --------------           -----
Financials -- (14.6%)
    Aspen Insurance Holdings, Ltd..................   492,768     23,027,049            0.2%
#   Bank of the Ozarks, Inc........................   618,798     23,984,610            0.2%
#   First Horizon National Corp.................... 1,639,398     23,361,421            0.2%
    MarketAxess Holdings, Inc......................   280,456     24,077,148            0.2%
    PrivateBancorp, Inc............................   641,956     23,797,309            0.2%
#   Webster Financial Corp.........................   663,249     23,764,212            0.2%
    Other Securities...............................            1,728,060,655           16.8%
                                                              --------------           -----
Total Financials...................................            1,870,072,404           18.0%
                                                              --------------           -----
Health Care -- (8.4%)
#*  Akorn, Inc.....................................   616,939     25,689,340            0.3%
#*  Amsurg Corp....................................   361,614     22,680,430            0.2%
*   Charles River Laboratories International, Inc..   354,585     24,523,099            0.2%
*   Health Net, Inc................................   485,957     25,585,636            0.3%
#*  Impax Laboratories, Inc........................   563,783     25,516,819            0.3%
#*  Molina Healthcare, Inc.........................   390,248     23,114,389            0.2%
#*  PAREXEL International Corp.....................   385,692     24,520,369            0.2%
*   VCA, Inc.......................................   609,114     31,046,541            0.3%
    Other Securities...............................              879,571,190            8.4%
                                                              --------------           -----
Total Health Care..................................            1,082,247,813           10.4%
                                                              --------------           -----
Industrials -- (13.9%)
    AMERCO.........................................    73,055     23,526,632            0.2%
    Corporate Executive Board Co. (The)............   271,712     22,777,617            0.2%
#   Deluxe Corp....................................   360,510     23,343,023            0.2%
#   EnerSys........................................   342,186     23,234,429            0.2%
#*  JetBlue Airways Corp........................... 2,047,846     42,042,278            0.4%
    Other Securities...............................            1,647,022,194           15.9%
                                                              --------------           -----
Total Industrials..................................            1,781,946,173           17.1%
                                                              --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                          Shares        Value+      of Net Assets**
                                                          ------        ------      ---------------
Information Technology -- (15.0%)
    Belden, Inc........................................     276,789 $    23,236,437            0.2%
*   CoreLogic, Inc.....................................     665,901      26,043,388            0.3%
*   EPAM Systems, Inc..................................     391,294      25,320,635            0.3%
#*  Euronet Worldwide, Inc.............................     422,646      24,716,338            0.2%
#   Fair Isaac Corp....................................     254,971      22,554,735            0.2%
#   j2 Global, Inc.....................................     363,147      25,191,507            0.3%
*   Manhattan Associates, Inc..........................     540,337      28,400,113            0.3%
    MAXIMUS, Inc.......................................     410,048      26,247,172            0.3%
*   Microsemi Corp.....................................     710,036      23,686,801            0.2%
*   Qorvo, Inc.........................................     736,851      48,565,849            0.5%
#*  Synaptics, Inc.....................................     301,622      25,553,416            0.3%
#   SYNNEX Corp........................................     308,586      23,606,829            0.2%
#*  Tyler Technologies, Inc............................     190,055      23,177,207            0.2%
#*  ViaSat, Inc........................................     376,159      22,614,679            0.2%
    Other Securities...................................               1,547,608,773           14.7%
                                                                    ---------------          ------
Total Information Technology...........................               1,916,523,879           18.4%
                                                                    ---------------          ------
Materials -- (4.4%)
#   Compass Minerals International, Inc................     266,737      23,560,879            0.2%
    Sensient Technologies Corp.........................     377,587      24,679,086            0.2%
    Other Securities...................................                 513,725,659            5.0%
                                                                    ---------------          ------
Total Materials........................................                 561,965,624            5.4%
                                                                    ---------------          ------
Other -- (0.0%)
    Other Securities...................................                       2,182            0.0%
                                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                   2,235,480            0.0%
                                                                    ---------------          ------
Telecommunication Services -- (0.7%)
    Other Securities...................................                  89,436,058            0.9%
                                                                    ---------------          ------
Utilities -- (3.2%)
#   IDACORP, Inc.......................................     372,850      22,494,040            0.2%
#   Portland General Electric Co.......................     635,614      22,348,188            0.2%
    Other Securities...................................                 359,161,335            3.5%
                                                                    ---------------          ------
Total Utilities........................................                 404,003,563            3.9%
                                                                    ---------------          ------
TOTAL COMMON STOCKS....................................              10,403,390,662           99.9%
                                                                    ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                          --            0.0%
                                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                     847,804            0.0%
                                                                    ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.098%.  45,325,400      45,325,400            0.4%
                                                                    ---------------          ------

SECURITIES LENDING COLLATERAL -- (18.4%)
    (S)@ DFA Short Term Investment Fund................ 203,802,462   2,357,994,486           22.7%
                                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,186,176,754).............................               $12,807,558,352          123.0%
                                                                    ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,899,729,571 $            2   --    $ 1,899,729,573
  Consumer Staples..............     395,612,232             --   --        395,612,232
  Energy........................     399,579,730         35,951   --        399,615,681
  Financials....................   1,870,072,393             11   --      1,870,072,404
  Health Care...................   1,082,247,813             --   --      1,082,247,813
  Industrials...................   1,781,946,173             --   --      1,781,946,173
  Information Technology........   1,916,523,879             --   --      1,916,523,879
  Materials.....................     561,965,624             --   --        561,965,624
  Other.........................              --          2,182   --              2,182
  Real Estate Investment Trusts.       2,235,480             --   --          2,235,480
  Telecommunication Services....      89,436,058             --   --         89,436,058
  Utilities.....................     404,003,563             --   --        404,003,563
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        847,804   --            847,804
Temporary Cash Investments......      45,325,400             --   --         45,325,400
Securities Lending Collateral...              --  2,357,994,486   --      2,357,994,486
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,448,677,916 $2,358,880,436   --    $12,807,558,352
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.9%)
Consumer Discretionary -- (16.1%)
*   American Axle & Manufacturing Holdings, Inc.. 694,232 $ 17,307,204            0.3%
#*  BJ's Restaurants, Inc........................ 313,020   14,649,336            0.3%
    Brown Shoe Co., Inc.......................... 473,978   14,077,147            0.3%
#   Children's Place, Inc. (The)................. 253,029   15,348,739            0.3%
#   Drew Industries, Inc......................... 240,193   13,611,737            0.3%
#   EW Scripps Co. (The) Class A................. 622,789   14,504,756            0.3%
#*  Fiesta Restaurant Group, Inc................. 301,173   15,224,295            0.3%
    Finish Line, Inc. (The) Class A.............. 576,314   14,136,982            0.3%
#*  G-III Apparel Group, Ltd..................... 193,446   21,507,326            0.4%
#*  Gentherm, Inc................................ 377,796   19,921,183            0.4%
*   Helen of Troy, Ltd........................... 189,597   16,610,593            0.3%
#*  Krispy Kreme Doughnuts, Inc.................. 764,231   13,603,312            0.3%
    La-Z-Boy, Inc................................ 597,972   15,672,846            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 290,944   17,008,586            0.3%
    Oxford Industries, Inc....................... 172,818   13,730,390            0.3%
    Papa John's International, Inc............... 372,067   22,833,752            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 277,691   15,461,835            0.3%
#*  Skechers U.S.A., Inc. Class A................ 250,726   22,545,282            0.4%
#   Sonic Corp................................... 649,021   18,594,452            0.4%
    Other Securities.............................          655,755,923           12.6%
                                                          ------------           -----
Total Consumer Discretionary.....................          972,105,676           18.9%
                                                          ------------           -----
Consumer Staples -- (3.2%)
#*  USANA Health Sciences, Inc................... 136,370   15,510,724            0.3%
    Other Securities.............................          178,978,270            3.5%
                                                          ------------           -----
Total Consumer Staples                                     194,488,994            3.8%
                                                          ------------           -----
Energy -- (2.6%)
    Other Securities.............................          158,548,961            3.1%
                                                          ------------           -----
Financials -- (15.0%)
#*  BofI Holding, Inc............................ 169,744   15,584,197            0.3%
    FBL Financial Group, Inc. Class A............ 269,981   15,731,793            0.3%
    Horace Mann Educators Corp................... 424,649   14,425,327            0.3%
#   Interactive Brokers Group, Inc. Class A...... 540,769   18,359,108            0.4%
#   Pinnacle Financial Partners, Inc............. 326,603   15,562,633            0.3%
*   Western Alliance Bancorp..................... 537,445   16,617,799            0.3%
    Other Securities.............................          813,722,641           15.7%
                                                          ------------           -----
Total Financials.................................          910,003,498           17.6%
                                                          ------------           -----
Health Care -- (9.1%)
*   Cambrex Corp................................. 359,538   13,838,618            0.3%
*   Greatbatch, Inc.............................. 262,100   14,132,432            0.3%
*   ICU Medical, Inc............................. 167,526   14,134,169            0.3%
*   Natus Medical, Inc........................... 371,088   13,993,728            0.3%
*   NuVasive, Inc................................ 318,312   14,238,096            0.3%
    Other Securities.............................          479,728,834            9.2%
                                                          ------------           -----
Total Health Care................................          550,065,877           10.7%
                                                          ------------           -----
Industrials -- (16.7%)
#   AAON, Inc.................................... 623,776   14,951,911            0.3%
    Apogee Enterprises, Inc...................... 334,441   17,598,285            0.3%
*   Dycom Industries, Inc........................ 316,346   14,545,589            0.3%
    EnPro Industries, Inc........................ 221,075   14,151,011            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      Interface, Inc.....................................    646,523 $   14,048,945            0.3%
      Korn/Ferry International...........................    449,929     14,186,261            0.3%
*     Meritor, Inc.......................................  1,158,189     15,195,440            0.3%
      Mueller Water Products, Inc. Class A...............  1,596,977     14,947,705            0.3%
#*    Taser International, Inc...........................    577,211     17,426,000            0.3%
      Other Securities...................................               874,837,232           16.9%
                                                                     --------------          ------
Total Industrials........................................             1,011,888,379           19.6%
                                                                     --------------          ------
Information Technology -- (14.8%)
*     Cirrus Logic, Inc..................................    456,859     15,432,697            0.3%
#     Cypress Semiconductor Corp.........................  1,022,927     13,625,388            0.3%
#*    Infinera Corp......................................    832,336     15,647,917            0.3%
*     Integrated Device Technology, Inc..................    922,937     16,788,224            0.3%
*     Manhattan Associates, Inc..........................    363,396     19,100,094            0.4%
      Methode Electronics, Inc...........................    458,282     19,458,654            0.4%
#*    Netscout Systems, Inc..............................    356,640     14,657,904            0.3%
*     Qorvo, Inc.........................................    286,146     18,859,883            0.4%
      Tessera Technologies, Inc..........................    397,724     14,361,814            0.3%
      Other Securities...................................               748,376,551           14.4%
                                                                     --------------          ------
Total Information Technology.............................               896,309,126           17.4%
                                                                     --------------          ------
Materials -- (4.7%)
      Other Securities...................................               282,459,678            5.5%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                     9,268            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,274,917            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                73,939,488            1.4%
                                                                     --------------          ------
Utilities -- (1.5%)
      American States Water Co...........................    385,320     14,792,435            0.3%
      Other Securities...................................                77,813,453            1.5%
                                                                     --------------          ------
Total Utilities                                                          92,605,888            1.8%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,143,699,750           99.8%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   420,237            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  4,274,740      4,274,740            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund..................... 78,406,839    907,167,130           17.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,420,885,645)................................              $6,055,561,857          117.5%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary....... $  972,105,675 $          1   --    $  972,105,676
 Consumer Staples.............    194,488,994           --   --       194,488,994
 Energy.......................    158,416,293      132,668   --       158,548,961
 Financials...................    910,003,486           12   --       910,003,498
 Health Care..................    550,065,877           --   --       550,065,877
 Industrials..................  1,011,888,379           --   --     1,011,888,379
 Information Technology.......    896,309,126           --   --       896,309,126
 Materials....................    282,459,678           --   --       282,459,678
 Other........................             --        9,268   --             9,268
 Real Estate Investment Trusts      1,274,917           --   --         1,274,917
 Telecommunication Services...     73,939,488           --   --        73,939,488
 Utilities....................     92,605,888           --   --        92,605,888
Preferred Stocks
 Other........................             --           --   --                --
Rights/Warrants...............             --      420,237   --           420,237
Temporary Cash Investments....      4,274,740           --   --         4,274,740
Securities Lending Collateral.             --  907,167,130   --       907,167,130
                               -------------- ------------   --    --------------
TOTAL......................... $5,147,832,541 $907,729,316   --    $6,055,561,857
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.7%)
Real Estate Investment Trusts -- (96.7%)
    Alexandria Real Estate Equities, Inc..........   794,387 $   73,385,471            1.1%
    American Campus Communities, Inc.............. 1,157,485     46,461,448            0.7%
    American Realty Capital Properties, Inc....... 5,601,919     50,585,329            0.7%
    Apartment Investment & Management Co. Class A. 1,657,265     62,528,608            0.9%
#   AvalonBay Communities, Inc.................... 1,444,626    237,409,837            3.5%
#   BioMed Realty Trust, Inc...................... 2,155,668     44,730,111            0.7%
    Boston Properties, Inc........................ 1,688,868    223,454,125            3.3%
    Camden Property Trust.........................   944,565     70,917,940            1.0%
    CubeSmart..................................... 1,731,787     39,952,326            0.6%
#   DDR Corp...................................... 3,281,214     55,944,699            0.8%
#   Digital Realty Trust, Inc..................... 1,495,824     94,850,200            1.4%
    Douglas Emmett, Inc........................... 1,479,239     42,158,311            0.6%
    Duke Realty Corp.............................. 3,685,124     73,002,306            1.1%
    Equity Lifestyle Properties, Inc..............   865,049     45,691,888            0.7%
    Equity Residential............................ 3,763,291    277,956,673            4.1%
    Essex Property Trust, Inc.....................   698,726    155,082,236            2.3%
    Extra Space Storage, Inc...................... 1,209,108     79,716,490            1.2%
    Federal Realty Investment Trust...............   737,547     98,587,907            1.5%
    General Growth Properties, Inc................ 5,822,508    159,536,719            2.3%
    HCP, Inc...................................... 5,039,898    203,057,490            3.0%
#   Health Care REIT, Inc......................... 3,472,997    250,125,244            3.7%
#   Highwoods Properties, Inc..................... 1,008,683     43,413,716            0.6%
#   Home Properties, Inc..........................   622,576     45,796,691            0.7%
#   Hospitality Properties Trust.................. 1,615,469     48,593,308            0.7%
    Host Hotels & Resorts, Inc.................... 8,303,327    167,229,006            2.5%
    Kilroy Realty Corp............................   929,681     65,998,054            1.0%
    Kimco Realty Corp............................. 4,545,171    109,538,621            1.6%
    LaSalle Hotel Properties...................... 1,198,682     43,979,643            0.7%
    Liberty Property Trust........................ 1,630,439     56,804,495            0.8%
    Macerich Co. (The)............................ 1,672,007    136,703,292            2.0%
    Mid-America Apartment Communities, Inc........   820,050     61,183,930            0.9%
    National Retail Properties, Inc............... 1,412,478     54,239,155            0.8%
    Omega Healthcare Investors, Inc............... 1,401,241     50,570,788            0.7%
    Prologis, Inc................................. 5,497,857    221,013,851            3.3%
    Public Storage................................ 1,576,434    296,227,713            4.4%
#   Realty Income Corp............................ 2,472,297    116,123,790            1.7%
    Regency Centers Corp.......................... 1,005,379     63,117,694            0.9%
    RLJ Lodging Trust............................. 1,323,709     39,274,446            0.6%
#   Senior Housing Properties Trust............... 2,278,276     46,636,310            0.7%
    Simon Property Group, Inc..................... 3,332,595    604,832,667            8.9%
#   SL Green Realty Corp.......................... 1,064,151    130,209,516            1.9%
    Spirit Realty Capital, Inc.................... 3,425,695     38,676,097            0.6%
    Sunstone Hotel Investors, Inc................. 2,270,755     35,378,363            0.5%
#   Tanger Factory Outlet Centers, Inc............ 1,070,241     35,938,693            0.5%
    Taubman Centers, Inc..........................   693,902     49,967,883            0.7%
#   UDR, Inc...................................... 2,778,205     91,041,778            1.3%
    Ventas, Inc................................... 3,417,626    235,474,431            3.5%
    Vornado Realty Trust.......................... 1,860,446    192,537,557            2.8%
    Weingarten Realty Investors................... 1,252,267     41,024,267            0.6%
    WP Carey, Inc.................................   596,080     37,839,158            0.6%
    Other Securities..............................            1,254,548,886           18.3%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            6,799,049,157          100.0%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.098%. 13,788,584 $   13,788,584            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund..................... 18,933,491    219,060,495            3.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,805,256,039)................................              $7,031,898,236          103.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,799,049,157           --   --    $6,799,049,157
Temporary Cash Investments....     13,788,584           --   --        13,788,584
Securities Lending Collateral.             -- $219,060,495   --       219,060,495
                               -------------- ------------   --    --------------
TOTAL......................... $6,812,837,741 $219,060,495   --    $7,031,898,236
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (90.7%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 490,438 $ 13,123,069            0.4%
    BHP Billiton, Ltd........................... 732,266   18,699,416            0.6%
#   Commonwealth Bank of Australia.............. 342,418   23,968,221            0.7%
    National Australia Bank, Ltd................ 405,948   11,754,374            0.4%
    Westpac Banking Corp........................ 453,022   13,015,624            0.4%
    Other Securities............................          133,447,775            3.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          214,008,479            6.4%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,980,916            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 149,950   18,256,154            0.5%
    Other Securities............................           26,182,765            0.8%
                                                         ------------            ----
TOTAL BELGIUM...................................           44,438,919            1.3%
                                                         ------------            ----

CANADA -- (8.5%)
    Bank of Nova Scotia (The)................... 185,068   10,205,200            0.3%
    Canadian National Railway Co................ 154,560    9,979,465            0.3%
    Royal Bank of Canada........................ 250,720   16,647,476            0.5%
#   Toronto-Dominion Bank (The)................. 275,719   12,729,008            0.4%
*   Valeant Pharmaceuticals International, Inc..  58,582   12,703,530            0.4%
    Other Securities............................          247,627,918            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          309,892,597            9.3%
                                                         ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B................... 341,045   19,146,496            0.6%
    Other Securities............................           34,791,210            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           53,937,706            1.6%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           29,095,817            0.9%
                                                         ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA.............................. 182,957   11,553,967            0.3%
    Cie de Saint-Gobain......................... 225,556   10,250,863            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........  63,651   11,130,412            0.3%
    Sanofi...................................... 157,960   16,078,813            0.5%
    Total SA.................................... 356,850   19,323,410            0.6%
    Other Securities............................          222,104,972            6.7%
                                                         ------------            ----
TOTAL FRANCE....................................          290,442,437            8.7%
                                                         ------------            ----

GERMANY -- (6.8%)
#   BASF SE..................................... 199,808   19,850,529            0.6%
    Bayer AG.................................... 153,890   22,149,785            0.7%
    Daimler AG.................................. 238,746   22,954,633            0.7%
    Deutsche Telekom AG......................... 665,682   12,235,668            0.4%
    SAP SE...................................... 139,819   10,565,422            0.3%
    Siemens AG.................................. 139,769   15,204,337            0.5%
    Other Securities............................          145,111,361            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          248,071,735            7.4%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................... 2,360,600 $ 15,699,109            0.5%
    Other Securities.........................             86,464,365            2.5%
                                                        ------------           -----
TOTAL HONG KONG..............................            102,163,474            3.0%
                                                        ------------           -----

IRELAND -- (0.4%)
    Other Securities.........................             15,181,825            0.4%
                                                        ------------           -----

ISRAEL -- (0.5%)
    Other Securities.........................             18,612,088            0.6%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             64,388,057            1.9%
                                                        ------------           -----

JAPAN -- (18.7%)
    Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897   10,336,869            0.3%
#   Mizuho Financial Group, Inc.............. 5,314,405   10,130,742            0.3%
    Softbank Corp............................   207,700   12,983,390            0.4%
    Sumitomo Mitsui Financial Group, Inc.....   257,540   11,245,378            0.4%
    Toyota Motor Corp........................   359,100   24,996,635            0.8%
    Toyota Motor Corp. Sponsored ADR.........    98,521   13,696,389            0.4%
    Other Securities.........................            601,866,794           17.9%
                                                        ------------           -----
TOTAL JAPAN..................................            685,256,197           20.5%
                                                        ------------           -----

NETHERLANDS -- (2.3%)
    Unilever NV..............................   261,345   11,400,025            0.3%
    Other Securities.........................             73,256,743            2.2%
                                                        ------------           -----
TOTAL NETHERLANDS............................             84,656,768            2.5%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              3,375,591            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities.........................             26,379,623            0.8%
                                                        ------------           -----

PORTUGAL -- (0.2%)
    Other Securities.........................              5,569,935            0.2%
                                                        ------------           -----

SINGAPORE -- (1.3%)
    Other Securities.........................             48,434,545            1.4%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,541,479   11,654,456            0.3%
    Telefonica SA............................   654,956    9,968,724            0.3%
    Other Securities.........................             78,547,072            2.4%
                                                        ------------           -----
TOTAL SPAIN..................................            100,170,252            3.0%
                                                        ------------           -----

SWEDEN -- (2.5%)
    Other Securities.........................             92,846,033            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.4%)
    Nestle SA................................   556,733   43,193,691            1.3%
    Novartis AG..............................   396,082   40,428,928            1.2%
    Roche Holding AG.........................   159,373   45,605,396            1.4%
    Zurich Insurance Group AG................    31,885    9,841,406            0.3%
    Other Securities.........................            133,037,227            3.9%
                                                        ------------           -----
TOTAL SWITZERLAND............................            272,106,648            8.1%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
UNITED KINGDOM -- (16.4%)
      AstraZeneca P.L.C.......................    156,348 $   10,729,630            0.3%
      BG Group P.L.C..........................    671,968     12,171,720            0.4%
      BP P.L.C. Sponsored ADR.................    546,435     23,584,135            0.7%
      British American Tobacco P.L.C..........    328,565     18,052,537            0.5%
      Diageo P.L.C. Sponsored ADR.............     97,977     10,877,407            0.3%
      GlaxoSmithKline P.L.C...................    576,589     13,317,284            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR....    251,446     11,604,233            0.4%
      HSBC Holdings P.L.C.....................  1,758,504     17,566,571            0.5%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     18,682,716            0.6%
      Lloyds Banking Group P.L.C..............  8,506,806     10,074,412            0.3%
      Reckitt Benckiser Group P.L.C...........    128,007     11,393,183            0.3%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...    236,955     15,304,923            0.5%
      Royal Dutch Shell P.L.C. ADR(780259206).    214,807     13,625,208            0.4%
      Other Securities........................               412,340,105           12.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               599,324,064           17.9%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,316,333,706           99.0%
                                                          --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                11,673,414            0.4%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                11,673,414            0.4%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
      Other Securities........................                     1,296            0.0%
                                                          --------------          ------

ITALY -- (0.0%)
      Other Securities........................                        --            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   264,438            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   265,734            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund.......... 28,598,960    330,889,967            9.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,959,144,439).....................              $3,659,162,821          109.3%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  6,169,448 $  207,839,031   --    $  214,008,479
  Austria.....................       35,472      7,945,444   --         7,980,916
  Belgium.....................    4,126,990     40,311,929   --        44,438,919
  Canada......................  309,892,597             --   --       309,892,597
  Denmark.....................    5,314,195     48,623,511   --        53,937,706
  Finland.....................    1,386,282     27,709,535   --        29,095,817
  France......................   11,948,473    278,493,964   --       290,442,437
  Germany.....................   20,957,031    227,114,704   --       248,071,735
  Hong Kong...................      709,309    101,454,165   --       102,163,474
  Ireland.....................    3,336,032     11,845,793   --        15,181,825
  Israel......................   10,636,573      7,975,515   --        18,612,088
  Italy.......................    4,995,231     59,392,826   --        64,388,057
  Japan.......................   44,401,621    640,854,576   --       685,256,197
  Netherlands.................   13,349,790     71,306,978   --        84,656,768
  New Zealand.................           --      3,375,591   --         3,375,591
  Norway......................    1,374,415     25,005,208   --        26,379,623
  Portugal....................           --      5,569,935   --         5,569,935
  Singapore...................           --     48,434,545   --        48,434,545
  Spain.......................   19,031,082     81,139,170   --       100,170,252
  Sweden......................      197,925     92,648,108   --        92,846,033
  Switzerland.................   18,407,490    253,699,158   --       272,106,648
  United Kingdom..............  175,316,821    424,007,243   --       599,324,064
Preferred Stocks
  Germany.....................           --     11,673,414   --        11,673,414
Rights/Warrants
  Canada......................           --          1,296   --             1,296
  Italy.......................           --             --   --                --
  Spain.......................           --        264,438   --           264,438
Securities Lending Collateral.           --    330,889,967   --       330,889,967
                               ------------ --------------   --    --------------
TOTAL......................... $651,586,777 $3,007,576,044   --    $3,659,162,821
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (89.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd.. 1,444,710 $   38,657,341            0.3%
    BHP Billiton, Ltd........................... 2,103,984     53,728,116            0.4%
    Commonwealth Bank of Australia..............   516,260     36,136,633            0.3%
    Macquarie Group, Ltd........................   580,798     35,586,948            0.3%
    National Australia Bank, Ltd................ 1,535,170     44,451,412            0.3%
    Other Securities............................              660,158,546            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              868,718,996            6.1%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               59,390,107            0.4%
                                                           --------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.....................   314,211     38,254,647            0.3%
    Other Securities............................              174,757,122            1.2%
                                                           --------------            ----
TOTAL BELGIUM...................................              213,011,769            1.5%
                                                           --------------            ----

CANADA -- (7.7%)
#   Toronto-Dominion Bank (The).................   683,444     31,552,284            0.2%
    Other Securities............................            1,189,500,016            8.4%
                                                           --------------            ----
TOTAL CANADA....................................            1,221,052,300            8.6%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                2,531,631            0.0%
                                                           --------------            ----

DENMARK -- (1.4%)
    Other Securities............................              221,240,854            1.6%
                                                           --------------            ----

FINLAND -- (1.4%)
    Other Securities............................              222,207,966            1.6%
                                                           --------------            ----

FRANCE -- (6.9%)
    Cie de Saint-Gobain.........................   681,688     30,980,732            0.2%
    Cie Generale des Etablissements Michelin....   314,885     35,114,655            0.3%
#   GDF Suez.................................... 2,062,344     41,961,250            0.3%
    Orange SA................................... 2,015,284     33,194,373            0.2%
    Total SA.................................... 1,777,110     96,230,419            0.7%
    Total SA Sponsored ADR......................   579,735     31,363,663            0.2%
    Other Securities............................              820,291,638            5.8%
                                                           --------------            ----
TOTAL FRANCE....................................            1,089,136,730            7.7%
                                                           --------------            ----

GERMANY -- (5.7%)
#   BASF SE.....................................   338,816     33,660,698            0.2%
    Bayerische Motoren Werke AG.................   404,239     47,685,889            0.3%
    Daimler AG..................................   805,491     77,445,278            0.6%
    Deutsche Telekom AG......................... 2,515,406     46,234,799            0.3%
    Fresenius SE & Co. KGaA.....................   597,059     35,520,783            0.3%
    Other Securities............................              665,265,499            4.7%
                                                           --------------            ----
TOTAL GERMANY...................................              905,812,946            6.4%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.7%)
    Other Securities...................................            $  419,244,234            3.0%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,797,609            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    572,884     34,613,651            0.3%
    Other Securities...................................                58,234,079            0.3%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                92,847,730            0.6%
                                                                   --------------           -----

ITALY -- (2.3%)
    Eni SpA............................................  1,624,563     31,168,623            0.2%
    Other Securities...................................               332,843,998            2.4%
                                                                   --------------           -----
TOTAL ITALY............................................               364,012,621            2.6%
                                                                   --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd...............................  1,073,700     35,996,179            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,681,900     47,470,556            0.4%
    Mizuho Financial Group, Inc........................ 17,485,260     33,331,795            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    821,470     35,869,147            0.3%
    Toyota Motor Corp..................................  1,317,786     91,729,922            0.7%
#   Toyota Motor Corp. Sponsored ADR...................    386,541     53,736,930            0.4%
    Other Securities...................................             2,842,037,566           19.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,140,172,095           22.1%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               365,830,494            2.6%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                44,789,732            0.3%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               125,782,804            0.9%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                45,035,391            0.3%
                                                                   --------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                    39,748            0.0%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               183,647,845            1.3%
                                                                   --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA.................................  4,708,157     35,596,338            0.3%
    Iberdrola SA.......................................  5,958,202     39,879,955            0.3%
    Other Securities...................................               292,754,444            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               368,230,737            2.6%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               435,114,917            3.1%
                                                                   --------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd...........................................  1,440,614     31,567,357            0.2%
    Cie Financiere Richemont SA........................    371,288     33,093,980            0.3%
    Nestle SA..........................................  2,133,314    165,511,487            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG.............................    326,834 $    33,360,638            0.3%
    Novartis AG ADR.........................    797,913      81,227,543            0.6%
    Roche Holding AG........................    154,681      44,262,756            0.3%
    Swiss Re AG.............................    356,187      31,596,411            0.2%
    Syngenta AG.............................     92,858      31,073,027            0.2%
    Zurich Insurance Group AG...............    104,843      32,360,124            0.2%
    Other Securities........................                510,105,147            3.5%
                                                        ---------------           -----
TOTAL SWITZERLAND...........................                994,158,470            7.0%
                                                        ---------------           -----

UNITED KINGDOM -- (16.5%)
#   AstraZeneca P.L.C. Sponsored ADR........    493,171      33,772,350            0.2%
    Aviva P.L.C.............................  5,620,290      45,217,798            0.3%
    Barclays P.L.C. Sponsored ADR...........  2,018,783      31,775,644            0.2%
    BG Group P.L.C..........................  2,591,251      46,936,731            0.3%
#   BHP Billiton P.L.C. ADR.................    640,567      30,939,386            0.2%
#   BP P.L.C. Sponsored ADR.................  2,103,801      90,800,049            0.6%
    HSBC Holdings P.L.C. Sponsored ADR......  1,793,653      89,018,998            0.6%
    Lloyds Banking Group P.L.C.............. 53,682,194      63,574,571            0.5%
#   Rio Tinto P.L.C. Sponsored ADR..........    934,161      41,841,071            0.3%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...  1,361,684      87,951,170            0.6%
    Royal Dutch Shell P.L.C. ADR(780259206).    560,608      35,559,365            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  1,203,073      42,348,160            0.3%
    Other Securities........................              1,961,389,824           13.9%
                                                        ---------------           -----
TOTAL UNITED KINGDOM........................              2,601,125,117           18.3%
                                                        ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  1,099,032            0.0%
                                                        ---------------           -----
TOTAL COMMON STOCKS.........................             14,059,031,875           99.1%
                                                        ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
#   Volkswagen AG...........................    148,846      38,319,753            0.3%
    Other Securities........................                 10,741,015            0.1%
                                                        ---------------           -----
TOTAL GERMANY...............................                 49,060,768            0.4%
                                                        ---------------           -----
TOTAL PREFERRED STOCKS......................                 49,060,768            0.4%
                                                        ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                     63,930            0.0%
                                                        ---------------           -----

CANADA -- (0.0%)
    Other Securities........................                      6,124            0.0%
                                                        ---------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        216            0.0%
                                                        ---------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  1,359,146            0.0%
                                                        ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
ITALY -- (0.0%)
        Other Securities................             $            --            0.0%
                                                     ---------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                       3,616            0.0%
                                                     ---------------          ------

SPAIN -- (0.0%)
        Other Securities................                     808,007            0.0%
                                                     ---------------          ------

TOTAL RIGHTS/WARRANTS                                      2,241,039            0.0%
                                                     ---------------          ------

                                                         Value+
                                             -           ------             -
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@    DFA Short Term Investment Fund.. 145,300,257   1,681,123,971           11.8%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,128,132,694).................             $15,791,457,653          111.3%
                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   43,305,635 $   825,413,361   --    $   868,718,996
  Austria.....................         62,076      59,328,031   --         59,390,107
  Belgium.....................     19,096,678     193,915,091   --        213,011,769
  Canada......................  1,219,363,185       1,689,115   --      1,221,052,300
  China.......................             --       2,531,631   --          2,531,631
  Denmark.....................     11,274,876     209,965,978   --        221,240,854
  Finland.....................      3,086,649     219,121,317   --        222,207,966
  France......................     86,856,638   1,002,280,092   --      1,089,136,730
  Germany.....................     74,952,788     830,860,158   --        905,812,946
  Greece......................             --              --   --                 --
  Hong Kong...................      2,053,043     417,191,191   --        419,244,234
  Ireland.....................     15,692,093      59,105,516   --         74,797,609
  Israel......................     38,423,115      54,424,615   --         92,847,730
  Italy.......................     14,708,148     349,304,473   --        364,012,621
  Japan.......................    126,795,112   3,013,376,983   --      3,140,172,095
  Netherlands.................     54,770,740     311,059,754   --        365,830,494
  New Zealand.................        119,447      44,670,285   --         44,789,732
  Norway......................     18,560,856     107,221,948   --        125,782,804
  Portugal....................        287,216      44,748,175   --         45,035,391
  Russia......................             --          39,748   --             39,748
  Singapore...................        116,413     183,531,432   --        183,647,845
  Spain.......................     36,027,426     332,203,311   --        368,230,737
  Sweden......................      6,726,578     428,388,339   --        435,114,917
  Switzerland.................    121,716,972     872,441,498   --        994,158,470
  United Kingdom..............    681,311,168   1,919,813,949   --      2,601,125,117
  United States...............      1,099,032              --   --          1,099,032
Preferred Stocks
  Germany.....................             --      49,060,768   --         49,060,768
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --          63,930   --             63,930
  Canada......................             --           6,124   --              6,124
  France......................             --             216   --                216
  Hong Kong...................             --       1,359,146   --          1,359,146
  Italy.......................             --              --   --                 --
  Singapore...................             --           3,616   --              3,616
  Spain.......................             --         808,007   --            808,007
Securities Lending Collateral.             --   1,681,123,971   --      1,681,123,971
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,576,405,884 $13,215,051,769   --    $15,791,457,653
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,207,247,615
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,130,587,227
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,038,785,793
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,144,646,503
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    773,442,749
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,039,542,293)...............................  9,294,709,887
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,039,542,293)............................... $9,294,709,887
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,294,709,887   --      --    $9,294,709,887
                                  --------------   --      --    --------------
 TOTAL........................... $9,294,709,887   --      --    $9,294,709,887
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $495,754,357
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $458,162,551).......................................... $495,754,357
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $267,083,342
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $267,789,038).......................................... $267,083,342
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $36,728,406
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $24,933,274)........................................... $36,728,406
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $247,535,115
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $207,811,069).......................................... $247,535,115
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (18.0%)
#   Dexus Property Group...............  8,291,279 $ 48,176,929            1.4%
    Federation Centres................. 12,370,477   28,740,513            0.8%
    Goodman Group...................... 14,899,843   73,111,970            2.1%
    GPT Group (The).................... 14,944,562   52,668,960            1.5%
    Novion Property Group.............. 18,816,952   36,598,234            1.1%
    Scentre Group...................... 44,200,553  130,200,270            3.8%
    Stockland.......................... 20,195,571   70,583,677            2.0%
#   Westfield Corp..................... 17,021,992  126,554,653            3.7%
    Other Securities...................              82,764,611            2.4%
                                                   ------------           -----
TOTAL AUSTRALIA........................             649,399,817           18.8%
                                                   ------------           -----

BELGIUM -- (1.4%)
#   Cofinimmo SA.......................    158,956   17,543,761            0.5%
    Other Securities...................              33,951,679            1.0%
                                                   ------------           -----
TOTAL BELGIUM..........................              51,495,440            1.5%
                                                   ------------           -----

CANADA -- (5.1%)
#   H&R REIT...........................  1,207,829   23,175,505            0.7%
#   RioCan REIT........................  1,351,911   33,458,817            1.0%
    Other Securities...................             128,571,266            3.7%
                                                   ------------           -----
TOTAL CANADA...........................             185,205,588            5.4%
                                                   ------------           -----

CHINA -- (0.2%)
    Other Securities...................               6,849,972            0.2%
                                                   ------------           -----

FRANCE -- (5.2%)
#   Fonciere Des Regions...............    279,702   26,478,954            0.8%
#   Gecina SA..........................    257,266   35,282,160            1.0%
    ICADE..............................    349,172   30,369,492            0.9%
    Klepierre..........................  1,616,962   78,431,743            2.3%
    Other Securities...................              17,023,850            0.4%
                                                   ------------           -----
TOTAL FRANCE...........................             187,586,199            5.4%
                                                   ------------           -----

GERMANY -- (0.5%)
    Other Securities...................              17,047,060            0.5%
                                                   ------------           -----

GREECE -- (0.0%)
    Other Securities...................                 768,235            0.0%
                                                   ------------           -----

HONG KONG -- (4.6%)
    Link REIT (The).................... 21,239,305  131,746,894            3.8%
    Other Securities...................              34,926,480            1.0%
                                                   ------------           -----
TOTAL HONG KONG........................             166,673,374            4.8%
                                                   ------------           -----

ISRAEL -- (0.3%)
    Other Securities...................               9,944,140            0.3%
                                                   ------------           -----

ITALY -- (0.4%)
    Other Securities...................              13,313,933            0.4%
                                                   ------------           -----

JAPAN -- (18.0%)
#   Advance Residence Investment Corp..     11,879   28,025,855            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp..      4,480 $ 21,906,925            0.6%
#   Japan Hotel REIT Investment Corp......     29,863   22,006,037            0.6%
#   Japan Logistics Fund, Inc.............      8,174   17,333,837            0.5%
    Japan Prime Realty Investment Corp....      7,140   25,617,633            0.7%
    Japan Real Estate Investment Corp.....     11,385   53,760,397            1.6%
    Japan Retail Fund Investment Corp.....     22,102   47,052,108            1.4%
    Kenedix Office Investment Corp........      4,143   22,417,214            0.7%
    Mori Hills REIT Investment Corp.......     13,749   18,868,777            0.5%
#   Mori Trust Sogo Reit, Inc.............     10,837   21,348,923            0.6%
#   Nippon Accommodations Fund, Inc.......      4,367   16,943,637            0.5%
#   Nippon Building Fund, Inc.............     12,851   63,944,962            1.9%
    Nomura Real Estate Office Fund, Inc...      3,907   17,958,868            0.5%
#   Orix JREIT, Inc.......................     19,608   28,983,713            0.8%
#   United Urban Investment Corp..........     22,860   36,285,050            1.1%
    Other Securities......................             203,534,181            5.9%
                                                      ------------           -----
TOTAL JAPAN...............................             645,988,117           18.7%
                                                      ------------           -----

MALAYSIA -- (0.7%)
    Other Securities......................              24,869,296            0.7%
                                                      ------------           -----

MEXICO -- (1.8%)
    Fibra Uno Administracion S.A. de C.V.. 17,222,405   42,949,369            1.2%
    Other Securities......................              20,595,133            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              63,544,502            1.8%
                                                      ------------           -----

NETHERLANDS -- (8.0%)
    Unibail-Rodamco SE....................    853,314  235,608,927            6.8%
#   Wereldhave NV.........................    337,235   21,646,954            0.6%
    Other Securities......................              29,213,325            0.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             286,469,206            8.3%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              25,382,313            0.7%
                                                      ------------           -----

SINGAPORE -- (7.3%)
    Ascendas REIT......................... 18,391,800   34,274,493            1.0%
    CapitaCommercial Trust................ 19,649,000   25,122,981            0.7%
    CapitaMall Trust...................... 21,840,400   36,061,534            1.0%
    Suntec REIT........................... 21,489,900   28,688,432            0.8%
    Other Securities......................             139,381,741            4.1%
                                                      ------------           -----
TOTAL SINGAPORE...........................             263,529,181            7.6%
                                                      ------------           -----

SOUTH AFRICA -- (4.5%)
    Growthpoint Properties, Ltd........... 23,342,934   54,752,668            1.6%
    Redefine Properties, Ltd.............. 28,841,346   29,216,763            0.9%
    Resilient Property Income Fund, Ltd...  2,107,018   17,630,181            0.5%
    Other Securities......................              59,056,824            1.6%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             160,656,436            4.6%
                                                      ------------           -----

TAIWAN -- (0.4%)
    Other Securities......................              13,164,883            0.4%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.8%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,659,886 $   21,554,095            0.6%
      Other Securities...............................                 9,247,213            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                30,801,308            0.9%
                                                                 --------------          ------

UNITED KINGDOM -- (16.6%)
      British Land Co. P.L.C. (The)..................  8,886,428    113,180,357            3.3%
      Derwent London P.L.C...........................    881,301     46,387,706            1.3%
      Great Portland Estates P.L.C...................  3,074,249     37,527,587            1.1%
      Hammerson P.L.C................................  7,226,072     74,035,066            2.1%
      Intu Properties P.L.C..........................  8,363,603     43,875,671            1.3%
      Land Securities Group P.L.C....................  7,208,101    137,937,979            4.0%
      Segro P.L.C....................................  6,598,885     43,351,032            1.3%
      Shaftesbury P.L.C..............................  2,495,691     32,094,763            0.9%
      Other Securities...............................                68,411,507            2.0%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               596,801,668           17.3%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,399,490,668           98.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

BELGIUM -- (0.0%)
      Other Securities...............................                    93,709            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                    93,709            0.0%
                                                                 --------------          ------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 17,065,670    197,449,797            5.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,149,367,233)............................              $3,597,034,174          104.0%
                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  649,399,817   --    $  649,399,817
  Belgium.....................           --     51,495,440   --        51,495,440
  Canada...................... $185,205,588             --   --       185,205,588
  China.......................           --      6,849,972   --         6,849,972
  France......................           --    187,586,199   --       187,586,199
  Germany.....................           --     17,047,060   --        17,047,060
  Greece......................           --        768,235   --           768,235
  Hong Kong...................           --    166,673,374   --       166,673,374
  Israel......................           --      9,944,140   --         9,944,140
  Italy.......................           --     13,313,933   --        13,313,933
  Japan.......................           --    645,988,117   --       645,988,117
  Malaysia....................           --     24,869,296   --        24,869,296
  Mexico......................   63,544,502             --   --        63,544,502
  Netherlands.................           --    286,469,206   --       286,469,206
  New Zealand.................           --     25,382,313   --        25,382,313
  Singapore...................           --    263,529,181   --       263,529,181
  South Africa................    4,769,469    155,886,967   --       160,656,436
  Taiwan......................           --     13,164,883   --        13,164,883
  Turkey......................           --     30,801,308   --        30,801,308
  United Kingdom..............           --    596,801,668   --       596,801,668
Rights/Warrants
  Australia...................           --             --   --                --
  Belgium.....................           --         93,709   --            93,709
Securities Lending Collateral.           --    197,449,797   --       197,449,797
                               ------------ --------------   --    --------------
TOTAL......................... $253,519,559 $3,343,514,615   --    $3,597,034,174
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                   Shares     Value+    of Net Assets**
                                                   ------     ------    ---------------
COMMON STOCKS -- (3.6%)
UNITED STATES -- (3.6%)
    Acadia Realty Trust...........................  32,426 $  1,001,963            0.0%
    American Assets Trust, Inc....................  21,544      857,451            0.0%
#   American Campus Communities, Inc..............  21,362      857,471            0.0%
#   Apartment Investment & Management Co. Class A.  32,200    1,214,906            0.0%
#   AvalonBay Communities, Inc....................   9,600    1,577,664            0.1%
    BioMed Realty Trust, Inc......................  61,833    1,283,035            0.0%
#   Boston Properties, Inc........................  18,800    2,487,428            0.1%
#   Camden Property Trust.........................  10,900      818,372            0.0%
    CBL & Associates Properties, Inc..............  47,766      860,266            0.0%
#   Chesapeake Lodging Trust......................  44,306    1,406,716            0.1%
#   CoreSite Realty Corp..........................  16,413      789,137            0.0%
    CubeSmart.....................................  38,500      888,195            0.0%
    CyrusOne, Inc.................................  44,209    1,435,908            0.1%
#   Digital Realty Trust, Inc.....................  21,820    1,383,606            0.1%
#   Duke Realty Corp..............................  77,700    1,539,237            0.1%
    Equity Residential............................  44,900    3,316,314            0.1%
#   Essex Property Trust, Inc.....................   6,200    1,376,090            0.1%
#   Extra Space Storage, Inc......................  14,929      984,269            0.0%
#   Federal Realty Investment Trust...............  11,896    1,590,138            0.1%
    HCP, Inc......................................  40,340    1,625,299            0.1%
    Health Care REIT, Inc.........................  96,764    6,968,943            0.2%
    Healthcare Trust of America, Inc. Class A..... 110,261    2,854,657            0.1%
#   Host Hotels & Resorts, Inc.................... 101,300    2,040,182            0.1%
    Hudson Pacific Properties, Inc................  64,392    1,942,063            0.1%
#   Iron Mountain, Inc............................ 173,791    5,994,052            0.2%
#   Kilroy Realty Corp............................  12,068      856,707            0.0%
    Kite Realty Group Trust.......................  75,736    1,984,283            0.1%
#   LaSalle Hotel Properties......................  26,300      964,947            0.0%
    Liberty Property Trust........................  23,805      829,366            0.0%
#   Macerich Co. (The)............................  46,771    3,823,997            0.1%
#   Medical Properties Trust, Inc................. 100,042    1,398,587            0.1%
#   National Health Investors, Inc................  25,736    1,717,106            0.1%
    National Retail Properties, Inc...............  27,168    1,043,251            0.0%
#   Omega Healthcare Investors, Inc...............  26,141      943,429            0.0%
    Pebblebrook Hotel Trust.......................  70,324    3,019,713            0.1%
#   Prologis, Inc.................................  73,498    2,954,620            0.1%
    Public Storage................................  34,876    6,553,549            0.2%
#   Realty Income Corp............................  21,200      995,764            0.0%
    Regency Centers Corp..........................  21,300    1,337,214            0.1%
#   Retail Properties of America, Inc. Class A.... 182,115    2,751,758            0.1%
    Select Income REIT............................  55,564    1,288,529            0.0%
    Simon Property Group, Inc.....................  83,062   15,074,922            0.4%
#   SL Green Realty Corp..........................  13,800    1,688,568            0.1%
#   Spirit Realty Capital, Inc.................... 374,800    4,231,492            0.1%
    Summit Hotel Properties, Inc..................  95,900    1,263,003            0.0%
#   UDR, Inc......................................  35,200    1,153,504            0.0%
    Ventas, Inc...................................  96,619    6,657,049            0.2%
    Vornado Realty Trust..........................  23,565    2,438,742            0.1%
    Other Securities..............................           23,856,383            0.0%
                                                           ------------            ----
TOTAL COMMON STOCKS...............................          135,919,845            3.6%
                                                           ------------            ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares        Value+     of Net Assets**
                                                                   ------        ------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (95.9%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 255,847,762 $1,407,162,693           37.5%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  68,142,014  2,202,349,901           58.8%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,609,512,594           96.3%
                                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%........   1,519,967      1,519,967            0.0%
                                                                             --------------          ------

SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund............................   1,416,034     16,383,518            0.5%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,124,494,331).......................................               $3,763,335,924          100.4%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $  135,919,845          --   --    $  135,919,845
Affiliated Investment Companies.  3,609,512,594          --   --     3,609,512,594
Temporary Cash Investments......      1,519,967          --   --         1,519,967
Securities Lending Collateral...             -- $16,383,518   --        16,383,518
                                 -------------- -----------   --    --------------
TOTAL........................... $3,746,952,406 $16,383,518   --    $3,763,335,924
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (90.7%)
  AUSTRALIA -- (4.6%)
  #   Primary Health Care, Ltd..... 11,328,408 $   44,339,219            0.4%
      Other Securities.............               607,308,377            4.7%
                                               --------------            ----
  TOTAL AUSTRALIA..................               651,647,596            5.1%
                                               --------------            ----

  AUSTRIA -- (0.6%)
      Wienerberger AG..............  2,831,727     46,019,783            0.4%
      Other Securities.............                42,593,192            0.3%
                                               --------------            ----
  TOTAL AUSTRIA....................                88,612,975            0.7%
                                               --------------            ----

  BELGIUM -- (0.9%)
      Other Securities.............               126,290,338            1.0%
                                               --------------            ----

  CANADA -- (7.2%)
  *   Celestica, Inc...............  4,154,745     50,724,736            0.4%
  #   HudBay Minerals, Inc.........  4,478,341     44,282,311            0.4%
      West Fraser Timber Co., Ltd..    881,979     45,381,895            0.4%
      Other Securities.............               872,605,619            6.6%
                                               --------------            ----
  TOTAL CANADA.....................             1,012,994,561            7.8%
                                               --------------            ----

  CHINA -- (0.0%)
      Other Securities.............                 1,930,643            0.0%
                                               --------------            ----

  DENMARK -- (1.6%)
      Vestas Wind Systems A.S......  1,668,046     75,658,306            0.6%
      Other Securities.............               147,699,553            1.1%
                                               --------------            ----
  TOTAL DENMARK....................               223,357,859            1.7%
                                               --------------            ----

  FINLAND -- (2.3%)
      Huhtamaki Oyj................  1,680,526     53,722,608            0.4%
  #   Kesko Oyj Class B............  1,100,575     44,968,164            0.4%
      Other Securities.............               220,427,633            1.7%
                                               --------------            ----
  TOTAL FINLAND....................               319,118,405            2.5%
                                               --------------            ----

  FRANCE -- (3.8%)
      Bollore SA...................  8,044,453     45,974,405            0.4%
  *   Peugeot SA...................  3,646,402     68,937,450            0.5%
      Other Securities.............               420,045,311            3.3%
                                               --------------            ----
  TOTAL FRANCE.....................               534,957,166            4.2%
                                               --------------            ----

  GERMANY -- (4.4%)
      Aareal Bank AG...............  1,349,571     58,047,336            0.5%
      Aurubis AG...................  1,085,020     68,561,374            0.5%
      DMG Mori Seiki AG............  1,351,692     47,426,815            0.4%
      Rheinmetall AG...............    925,387     47,377,788            0.4%
      Other Securities.............               401,791,680            3.0%
                                               --------------            ----
  TOTAL GERMANY....................               623,204,993            4.8%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                     1,929            0.0%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
HONG KONG -- (2.8%)
    Other Securities......................             $  392,517,156            3.0%
                                                       --------------           -----

IRELAND -- (0.5%)
    Smurfit Kappa Group P.L.C.............   1,801,332     55,150,426            0.4%
    Other Securities......................                 13,112,253            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 68,262,679            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 82,008,051            0.6%
                                                       --------------           -----

ITALY -- (3.9%)
*   Banca Popolare dell'Emilia Romagna SC.  13,314,422    109,522,154            0.9%
*   Banca Popolare di Milano Scarl........ 129,040,375    132,966,685            1.0%
*   Banco Popolare SC.....................   3,544,813     56,041,587            0.4%
    Other Securities......................                249,132,936            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                547,663,362            4.2%
                                                       --------------           -----

JAPAN -- (22.5%)
    Aoyama Trading Co., Ltd...............   1,249,599     43,221,318            0.3%
    Fujikura, Ltd.........................   9,415,000     44,842,268            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,454,900     42,632,561            0.3%
    Other Securities......................              3,041,410,133           23.6%
                                                       --------------           -----
TOTAL JAPAN...............................              3,172,106,280           24.6%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,999,164     76,215,567            0.6%
    Other Securities......................                259,860,005            2.0%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                336,075,572            2.6%
                                                       --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................                 56,854,372            0.5%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                104,150,347            0.8%
                                                       --------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................                 63,569,380            0.5%
                                                       --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                    124,455            0.0%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                183,069,661            1.4%
                                                       --------------           -----

SPAIN -- (2.5%)
    Bankinter SA..........................   7,839,468     59,288,138            0.5%
*   Gamesa Corp. Tecnologica SA...........   6,756,511     90,350,706            0.7%
    Other Securities......................                210,973,174            1.6%
                                                       --------------           -----
TOTAL SPAIN...............................                360,612,018            2.8%
                                                       --------------           -----

SWEDEN -- (3.3%)
#   BillerudKorsnas AB....................   3,185,287     55,137,621            0.4%
    Holmen AB Class B.....................   1,333,393     44,119,228            0.3%
    Trelleborg AB Class B.................   4,371,397     85,667,124            0.7%
    Other Securities......................                279,092,258            2.2%
                                                       --------------           -----
TOTAL SWEDEN..............................                464,016,231            3.6%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Helvetia Holding AG.........    156,021 $    88,642,289            0.7%
      Other Securities............                444,250,599            3.4%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                532,892,888            4.1%
                                              ---------------           -----

  UNITED KINGDOM -- (20.2%)
      Amlin P.L.C................. 11,862,756      83,134,253            0.6%
      Ashtead Group P.L.C.........  4,575,689      78,461,935            0.6%
      Barratt Developments P.L.C.. 16,877,039     133,891,307            1.0%
      Beazley P.L.C............... 12,913,608      55,535,991            0.4%
      Bellway P.L.C...............  3,443,418     104,687,469            0.8%
      Bodycote P.L.C..............  4,916,309      51,776,733            0.4%
      Bovis Homes Group P.L.C.....  3,910,361      55,677,257            0.4%
  #   Catlin Group, Ltd...........  9,089,700      97,933,897            0.8%
      CSR P.L.C...................  4,886,688      65,874,499            0.5%
      Dixons Carphone P.L.C.......  9,644,138      62,588,810            0.5%
      DS Smith P.L.C.............. 14,773,249      78,991,844            0.6%
  #   Greene King P.L.C...........  5,358,527      68,127,656            0.5%
      Hiscox, Ltd.................  7,390,171      93,111,599            0.7%
      Home Retail Group P.L.C..... 17,729,048      45,303,688            0.4%
      Inchcape P.L.C..............  8,708,384     110,771,159            0.9%
      Man Group P.L.C............. 19,156,949      56,484,455            0.4%
      Persimmon P.L.C.............  6,505,520     168,911,496            1.3%
      SIG P.L.C................... 15,069,969      44,784,988            0.4%
      Taylor Wimpey P.L.C......... 65,142,770     165,409,275            1.3%
  *   Thomas Cook Group P.L.C..... 20,119,512      44,129,936            0.3%
      Travis Perkins P.L.C........  3,634,991     115,538,808            0.9%
      TUI AG......................  3,333,122      62,132,406            0.5%
      Other Securities............              1,004,643,813            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,847,903,274           22.0%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                  2,962,386            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,796,904,577           99.0%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  2,673,804            0.0%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  2,673,804            0.0%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  BELGIUM -- (0.0%)
      Other Securities............                    423,484            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                        630            0.0%
                                              ---------------           -----

  ITALY -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    424,114            0.0%
                                              ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@   DFA Short Term Investment Fund.. 113,506,420 $ 1,313,269,277           10.2%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,033,195,527).............               $14,113,271,772          109.2%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia...................             -- $   651,647,596   --    $   651,647,596
  Austria.....................             --      88,612,975   --         88,612,975
  Belgium.....................             --     126,290,338   --        126,290,338
  Canada...................... $1,012,475,438         519,123   --      1,012,994,561
  China.......................             --       1,930,643   --          1,930,643
  Denmark.....................             --     223,357,859   --        223,357,859
  Finland.....................             --     319,118,405   --        319,118,405
  France......................        875,875     534,081,291   --        534,957,166
  Germany.....................             --     623,204,993   --        623,204,993
  Greece......................             --           1,929   --              1,929
  Hong Kong...................      8,891,749     383,625,407   --        392,517,156
  Ireland.....................             --      68,262,679   --         68,262,679
  Israel......................             --      82,008,051   --         82,008,051
  Italy.......................             --     547,663,362   --        547,663,362
  Japan.......................      8,146,556   3,163,959,724   --      3,172,106,280
  Netherlands.................             --     336,075,572   --        336,075,572
  New Zealand.................             --      56,854,372   --         56,854,372
  Norway......................      4,098,981     100,051,366   --        104,150,347
  Portugal....................             --      63,569,380   --         63,569,380
  Russia......................             --         124,455   --            124,455
  Singapore...................      1,883,684     181,185,977   --        183,069,661
  Spain.......................             --     360,612,018   --        360,612,018
  Sweden......................             --     464,016,231   --        464,016,231
  Switzerland.................             --     532,892,888   --        532,892,888
  United Kingdom..............             --   2,847,903,274   --      2,847,903,274
  United States...............      2,962,386              --   --          2,962,386
Preferred Stocks
  Germany.....................             --       2,673,804   --          2,673,804
Rights/Warrants
  Australia...................             --              --   --                 --
  Austria.....................             --              --   --                 --
  Belgium.....................             --         423,484   --            423,484
  Hong Kong...................             --             630   --                630
  Italy.......................             --              --   --                 --
Securities Lending Collateral.             --   1,313,269,277   --      1,313,269,277
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,039,334,669 $13,073,937,103   --    $14,113,271,772
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (88.8%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,269,649            0.2%
    BHP Billiton, Ltd........................... 312,205    7,972,583            0.5%
    Macquarie Group, Ltd........................  85,618    5,246,034            0.3%
    National Australia Bank, Ltd................ 146,901    4,253,572            0.3%
    Woodside Petroleum, Ltd..................... 183,856    5,070,234            0.3%
    Other Securities............................           84,832,964            5.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          110,645,036            6.6%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            8,194,198            0.5%
                                                         ------------            ----

BELGIUM -- (1.6%)
#   Ageas.......................................  79,876    3,001,110            0.2%
    Delhaize Group SA...........................  43,954    3,538,311            0.2%
    Solvay SA...................................  21,413    3,152,957            0.2%
    Other Securities............................           20,008,661            1.2%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,701,039            1.8%
                                                         ------------            ----

CANADA -- (7.9%)
    Encana Corp................................. 240,113    3,412,006            0.2%
    Other Securities............................          142,688,988            8.6%
                                                         ------------            ----
TOTAL CANADA....................................          146,100,994            8.8%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              428,120            0.0%
                                                         ------------            ----

DENMARK -- (1.4%)
    Other Securities............................           25,560,359            1.5%
                                                         ------------            ----

FINLAND -- (1.8%)
    UPM-Kymmene Oyj............................. 193,274    3,497,207            0.2%
    Other Securities............................           30,608,325            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           34,105,532            2.0%
                                                         ------------            ----

FRANCE -- (5.8%)
    BNP Paribas SA..............................  69,668    4,399,622            0.3%
    Cie de Saint-Gobain......................... 102,244    4,646,692            0.3%
#   GDF Suez.................................... 156,718    3,188,645            0.2%
    Renault SA..................................  31,881    3,354,444            0.2%
    Total SA....................................  97,994    5,306,370            0.3%
    Other Securities............................           87,073,376            5.2%
                                                         ------------            ----
TOTAL FRANCE....................................          107,969,149            6.5%
                                                         ------------            ----

GERMANY -- (5.1%)
#   Allianz SE..................................  26,086    4,440,219            0.3%
    Bayerische Motoren Werke AG.................  31,783    3,749,269            0.2%
    Daimler AG..................................  60,561    5,822,739            0.4%
    Other Securities............................           80,252,093            4.8%
                                                         ------------            ----
TOTAL GERMANY...................................           94,264,320            5.7%
                                                         ------------            ----

HONG KONG -- (2.6%)
    Other Securities............................           48,339,618            2.9%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
IRELAND -- (0.5%)
    Other Securities...................................           $  9,186,364            0.6%
                                                                  ------------           -----

ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    55,754    3,368,657            0.2%
    Other Securities...................................              8,960,587            0.5%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             12,329,244            0.7%
                                                                  ------------           -----

ITALY -- (2.5%)
    Other Securities...................................             45,487,878            2.7%
                                                                  ------------           -----

JAPAN -- (19.8%)
    Aeon Co., Ltd......................................   250,419    3,115,431            0.2%
    Mitsubishi UFJ Financial Group, Inc................   886,300    6,296,585            0.4%
    Mizuho Financial Group, Inc........................ 1,650,160    3,145,666            0.2%
    Sumitomo Mitsui Financial Group, Inc...............    90,141    3,935,970            0.3%
    Other Securities...................................            350,764,632           20.9%
                                                                  ------------           -----
TOTAL JAPAN............................................            367,258,284           22.0%
                                                                  ------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................             44,672,780            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................              7,576,117            0.5%
                                                                  ------------           -----

NORWAY -- (0.8%)
    Other Securities...................................             15,248,484            0.9%
                                                                  ------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................              5,340,139            0.3%
                                                                  ------------           -----

RUSSIA -- (0.0%)
    Other Securities...................................                 20,624            0.0%
                                                                  ------------           -----

SINGAPORE -- (1.3%)
    Other Securities...................................             23,342,668            1.4%
                                                                  ------------           -----

SPAIN -- (2.2%)
#   Banco de Sabadell SA............................... 1,362,835    3,644,837            0.2%
    Banco Santander SA.................................   538,042    4,067,903            0.3%
    Iberdrola SA.......................................   555,631    3,718,998            0.2%
    Other Securities...................................             29,945,109            1.8%
                                                                  ------------           -----
TOTAL SPAIN............................................             41,376,847            2.5%
                                                                  ------------           -----

SWEDEN -- (2.8%)
#   Boliden AB.........................................   158,759    3,449,146            0.2%
    Svenska Cellulosa AB SCA Class B...................   132,355    3,347,915            0.2%
    Other Securities...................................             45,232,778            2.7%
                                                                  ------------           -----
TOTAL SWEDEN...........................................             52,029,839            3.1%
                                                                  ------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd...........................................   188,782    4,136,673            0.3%
    Aryzta AG..........................................    44,137    2,978,236            0.2%
    Clariant AG........................................   156,830    3,443,149            0.2%
    Julius Baer Group, Ltd.............................    56,140    2,938,409            0.2%
    Nestle SA..........................................    92,984    7,214,090            0.4%
    Novartis AG........................................    53,863    5,497,910            0.3%
    Swiss Re AG........................................    49,846    4,421,707            0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG...............    15,572 $    4,806,347            0.3%
    Other Securities........................               76,141,500            4.5%
                                                       --------------           -----
TOTAL SWITZERLAND...........................              111,578,021            6.7%
                                                       --------------           -----

UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C....................   214,596      3,635,795            0.2%
    Aviva P.L.C.............................   597,344      4,805,903            0.3%
    Barclays P.L.C. Sponsored ADR...........   206,197      3,245,541            0.2%
    Barratt Developments P.L.C..............   440,009      3,490,741            0.2%
#   BP P.L.C. Sponsored ADR.................   168,781      7,284,588            0.4%
    HSBC Holdings P.L.C. Sponsored ADR......   205,600     10,203,928            0.6%
    J Sainsbury P.L.C.......................   762,184      3,169,219            0.2%
    Lloyds Banking Group P.L.C.............. 3,611,001      4,276,424            0.3%
    Man Group P.L.C......................... 1,063,704      3,136,342            0.2%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...    90,226      5,827,697            0.4%
    Royal Dutch Shell P.L.C. ADR(780259206).    98,946      6,276,145            0.4%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,528,560            0.2%
    WM Morrison Supermarkets P.L.C.......... 1,598,795      4,558,610            0.3%
    Other Securities........................              240,748,261           14.4%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              304,187,754           18.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  175,712            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,645,119,120           98.7%
                                                       --------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
#   Volkswagen AG...........................    19,927      5,130,119            0.3%
    Other Securities........................                1,895,393            0.1%
                                                       --------------           -----
TOTAL GERMANY...............................                7,025,512            0.4%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                7,025,512            0.4%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                   11,282            0.0%
                                                       --------------           -----

CANADA -- (0.0%)
    Other Securities........................                      326            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                       33            0.0%
                                                       --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                  134,516            0.0%
                                                       --------------           -----

ITALY -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

SINGAPORE -- (0.0%)
    Other Securities........................                       99            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
SPAIN -- (0.0%)
        Other Securities................            $       95,186            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   241,442            0.0%
                                                    --------------          ------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@    DFA Short Term Investment Fund.. 17,307,313    200,245,612           12.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,621,131,557)...............              $1,852,631,686          111.1%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,324,843 $  109,320,193   --    $  110,645,036
  Austria.....................           --      8,194,198   --         8,194,198
  Belgium.....................    1,058,149     28,642,890   --        29,701,039
  Canada......................  145,891,437        209,557   --       146,100,994
  China.......................           --        428,120   --           428,120
  Denmark.....................           --     25,560,359   --        25,560,359
  Finland.....................           --     34,105,532   --        34,105,532
  France......................    1,614,811    106,354,338   --       107,969,149
  Germany.....................    4,273,291     89,991,029   --        94,264,320
  Hong Kong...................      403,385     47,936,233   --        48,339,618
  Ireland.....................    2,532,163      6,654,201   --         9,186,364
  Israel......................    4,046,890      8,282,354   --        12,329,244
  Italy.......................      885,510     44,602,368   --        45,487,878
  Japan.......................    5,510,303    361,747,981   --       367,258,284
  Netherlands.................    4,851,289     39,821,491   --        44,672,780
  New Zealand.................        5,262      7,570,855   --         7,576,117
  Norway......................    1,269,030     13,979,454   --        15,248,484
  Portugal....................           --      5,340,139   --         5,340,139
  Russia......................           --         20,624   --            20,624
  Singapore...................       20,671     23,321,997   --        23,342,668
  Spain.......................    1,127,379     40,249,468   --        41,376,847
  Sweden......................           --     52,029,839   --        52,029,839
  Switzerland.................    5,796,329    105,781,692   --       111,578,021
  United Kingdom..............   46,124,677    258,063,077   --       304,187,754
  United States...............      175,712             --   --           175,712
Preferred Stocks
  Germany.....................           --      7,025,512   --         7,025,512
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  Belgium.....................           --         11,282   --            11,282
  Canada......................           --            326   --               326
  France......................           --             33   --                33
  Hong Kong...................           --        134,516   --           134,516
  Italy.......................           --             --   --                --
  Singapore...................           --             99   --                99
  Spain.......................           --         95,186   --            95,186
Securities Lending Collateral.           --    200,245,612   --       200,245,612
                               ------------ --------------   --    --------------
TOTAL......................... $226,911,131 $1,625,720,555   --    $1,852,631,686
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                               Shares        Value+
                                                              --------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................             $  88,056,562
Investment in Dimensional Emerging Markets Value Fund........                27,647,174
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  500,681       10,238,921
                                                                          -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $112,754,316).....................................               125,942,657
                                                                          -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $112,754,316).....................................             $ 125,942,657
                                                                          =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $125,942,657   --      --    $125,942,657
                                    ------------   --      --    ------------
   TOTAL........................... $125,942,657   --      --    $125,942,657
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                Shares         Value+
                                                              ----------    -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................  6,873,893    $ 140,571,108
Investment in Dimensional Emerging Markets Value Fund........                  51,917,113
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................  1,729,352       20,354,478
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................                  13,560,995
                                                                            -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $206,884,839).....................................                 226,403,694
                                                                            -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $206,884,839).....................................               $ 226,403,694
                                                                            =============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $226,403,694   --      --    $226,403,694
                                    ------------   --      --    ------------
   TOTAL........................... $226,403,694   --      --    $226,403,694
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                          Percentage
                                                           Shares         Value++       of Net Assets**
                                                           ------         -------       ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (4.3%)
    Australia & New Zealand Banking Group, Ltd..........     68,414    $   1,830,612               0.2%
    BHP Billiton, Ltd...................................    175,073        4,470,729               0.6%
    Macquarie Group, Ltd................................     23,258        1,425,076               0.2%
    Woodside Petroleum, Ltd.............................     52,797        1,455,993               0.2%
    Other Securities....................................                  30,150,647               3.5%
                                                                       -------------           --------
TOTAL AUSTRALIA.........................................                  39,333,057               4.7%
                                                                       -------------           --------

AUSTRIA -- (0.3%)
    Other Securities....................................                   2,660,904               0.3%
                                                                       -------------           --------

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................     13,963        1,699,971               0.2%
    Other Securities....................................                   8,035,970               1.0%
                                                                       -------------           --------
TOTAL BELGIUM...........................................                   9,735,941               1.2%
                                                                       -------------           --------

BRAZIL -- (1.0%)
    Other Securities....................................                   9,490,088               1.1%
                                                                       -------------           --------

CANADA -- (6.0%)
    Canadian Natural Resources, Ltd.....................     45,054        1,498,046               0.2%
    Royal Bank of Canada................................     22,236        1,478,249               0.2%
    Suncor Energy, Inc..................................     57,930        1,888,518               0.2%
    Other Securities....................................                  49,479,604               5.9%
                                                                       -------------           --------
TOTAL CANADA............................................                  54,344,417               6.5%
                                                                       -------------           --------

CHILE -- (0.3%)
    Other Securities....................................                   2,379,583               0.3%
                                                                       -------------           --------

CHINA -- (6.0%)
    Bank of China, Ltd. Class H.........................  2,448,000        1,677,377               0.2%
    China Construction Bank Corp. Class H...............  3,704,000        3,595,600               0.5%
    CNOOC, Ltd. ADR.....................................      8,035        1,375,994               0.2%
    Industrial & Commercial Bank of China, Ltd. Class H.  3,369,000        2,931,147               0.4%
    Tencent Holdings, Ltd...............................     75,900        1,566,490               0.2%
    Other Securities....................................                  43,225,615               5.0%
                                                                       -------------           --------
TOTAL CHINA.............................................                  54,372,223               6.5%
                                                                       -------------           --------

COLOMBIA -- (0.1%)
    Other Securities....................................                     728,623               0.1%
                                                                       -------------           --------

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                     349,745               0.0%
                                                                       -------------           --------

DENMARK -- (1.1%)
    Other Securities....................................                   9,977,307               1.2%
                                                                       -------------           --------

EGYPT -- (0.0%)
    Other Securities....................................                      96,100               0.0%
                                                                       -------------           --------

FINLAND -- (1.0%)
    Other Securities....................................                   9,453,603               1.1%
                                                                       -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                Shares         Value++       of Net Assets**
                                                ------         -------       ---------------
FRANCE -- (5.0%)
    BNP Paribas SA...........................     21,407    $   1,351,879               0.2%
    Cie de Saint-Gobain......................     42,131        1,914,731               0.2%
    Cie Generale des Etablissements Michelin.     15,526        1,731,394               0.2%
    GDF Suez.................................     67,562        1,374,643               0.2%
    Orange SA................................     96,048        1,582,037               0.2%
    Total SA.................................     76,225        4,127,580               0.5%
    Other Securities.........................                  33,743,218               3.9%
                                                            -------------           --------
TOTAL FRANCE.................................                  45,825,482               5.4%
                                                            -------------           --------

GERMANY -- (4.4%)
    BASF SE..................................     22,820        2,267,122               0.3%
    Bayerische Motoren Werke AG..............     15,244        1,798,252               0.2%
    Daimler AG...............................     37,233        3,579,829               0.4%
    Deutsche Telekom AG......................     87,107        1,601,083               0.2%
    Other Securities.........................                  30,714,577               3.6%
                                                            -------------           --------
TOTAL GERMANY................................                  39,960,863               4.7%
                                                            -------------           --------

GREECE -- (0.1%)
    Other Securities.........................                     536,558               0.1%
                                                            -------------           --------

HONG KONG -- (2.0%)
    Other Securities.........................                  18,462,511               2.2%
                                                            -------------           --------

HUNGARY -- (0.1%)
    Other Securities.........................                     636,326               0.1%
                                                            -------------           --------

INDIA -- (1.7%)
    Other Securities.........................                  15,930,549               1.9%
                                                            -------------           --------

INDONESIA -- (0.7%)
    Other Securities.........................                   6,126,601               0.7%
                                                            -------------           --------

IRELAND -- (0.4%)
    Other Securities.........................                   3,463,070               0.4%
                                                            -------------           --------

ISRAEL -- (0.5%)
    Other Securities.........................                   4,102,690               0.5%
                                                            -------------           --------

ITALY -- (1.7%)
    Eni SpA..................................     72,310        1,387,329               0.2%
    Other Securities.........................                  13,770,788               1.6%
                                                            -------------           --------
TOTAL ITALY..................................                  15,158,117               1.8%
                                                            -------------           --------

JAPAN -- (15.2%)
    Honda Motor Co., Ltd.....................     50,300        1,686,326               0.2%
    Mitsubishi UFJ Financial Group, Inc......    330,300        2,346,567               0.3%
    Mizuho Financial Group, Inc..............  1,147,800        2,188,028               0.3%
    Sumitomo Mitsui Financial Group, Inc.....     37,600        1,641,788               0.2%
    Toyota Motor Corp........................     75,200        5,234,606               0.6%
    Toyota Motor Corp. Sponsored ADR.........     10,100        1,404,102               0.2%
    Other Securities.........................                 123,868,986              14.7%
                                                            -------------           --------
TOTAL JAPAN..................................                 138,370,403              16.5%
                                                            -------------           --------

MALAYSIA -- (0.7%)
    Other Securities.........................                   6,793,009               0.8%
                                                            -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                       Shares         Value++       of Net Assets**
                                       ------         -------       ---------------
  MEXICO -- (0.9%)
      Other Securities..............               $   7,902,334               0.9%
                                                   -------------           --------

  NETHERLANDS -- (1.8%)
      Other Securities..............                  16,542,722               2.0%
                                                   -------------           --------

  NEW ZEALAND -- (0.3%)
      Other Securities..............                   2,872,207               0.3%
                                                   -------------           --------

  NORWAY -- (0.6%)
      Other Securities..............                   5,745,289               0.7%
                                                   -------------           --------

  PERU -- (0.0%)
      Other Securities..............                     207,815               0.0%
                                                   -------------           --------

  PHILIPPINES -- (0.4%)
      Other Securities..............                   3,224,116               0.4%
                                                   -------------           --------

  POLAND -- (0.4%)
      Other Securities..............                   3,239,287               0.4%
                                                   -------------           --------

  PORTUGAL -- (0.2%)
      Other Securities..............                   2,035,096               0.2%
                                                   -------------           --------

  RUSSIA -- (0.2%)
      Other Securities..............                   2,015,145               0.2%
                                                   -------------           --------

  SINGAPORE -- (0.9%)
      Other Securities..............                   7,974,465               0.9%
                                                   -------------           --------

  SOUTH AFRICA -- (1.9%)
      MTN Group, Ltd................     78,082        1,567,802               0.2%
      Other Securities..............                  15,937,655               1.9%
                                                   -------------           --------
  TOTAL SOUTH AFRICA................                  17,505,457               2.1%
                                                   -------------           --------

  SOUTH KOREA -- (3.4%)
      Samsung Electronics Co., Ltd..      3,003        3,939,497               0.5%
      Other Securities..............                  27,198,292               3.2%
                                                   -------------           --------
  TOTAL SOUTH KOREA.................                  31,137,789               3.7%
                                                   -------------           --------

  SPAIN -- (1.7%)
      Banco Santander SA............    195,291        1,476,511               0.2%
      Iberdrola SA..................    287,292        1,922,928               0.2%
      Other Securities..............                  12,446,088               1.5%
                                                   -------------           --------
  TOTAL SPAIN.......................                  15,845,527               1.9%
                                                   -------------           --------

  SWEDEN -- (2.1%)
      Other Securities..............                  19,321,712               2.3%
                                                   -------------           --------

  SWITZERLAND -- (4.6%)
      ABB, Ltd......................     91,981        2,015,528               0.3%
      Cie Financiere Richemont SA...     20,413        1,819,470               0.2%
      Nestle SA.....................     75,808        5,881,504               0.7%
      Novartis AG...................     16,684        1,702,971               0.2%
      Novartis AG ADR...............     20,738        2,111,128               0.3%
      Roche Holding AG..............      7,534        2,155,893               0.3%
      Syngenta AG...................      5,708        1,910,065               0.2%
      Other Securities..............                  24,108,097               2.8%
                                                   -------------           --------
  TOTAL SWITZERLAND.................                  41,704,656               5.0%
                                                   -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                  Shares         Value++       of Net Assets**
                                                                  ------         -------       ---------------
TAIWAN -- (3.3%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.     67,267    $   1,644,005               0.2%
    Other Securities...........................................                  28,366,415               3.4%
                                                                              -------------           --------
TOTAL TAIWAN...................................................                  30,010,420               3.6%
                                                                              -------------           --------

THAILAND -- (0.7%)
    Other Securities...........................................                   5,935,674               0.7%
                                                                              -------------           --------

TURKEY -- (0.3%)
    Other Securities...........................................                   2,727,152               0.3%
                                                                              -------------           --------

UNITED KINGDOM -- (13.2%)
    AstraZeneca P.L.C. Sponsored ADR...........................     24,619        1,685,909               0.2%
    BP P.L.C. Sponsored ADR....................................    101,426        4,377,546               0.5%
    HSBC Holdings P.L.C. Sponsored ADR.........................     61,863        3,070,261               0.4%
    Lloyds Banking Group P.L.C.................................  1,445,611        1,712,003               0.2%
    Rio Tinto P.L.C. Sponsored ADR.............................     48,267        2,161,879               0.3%
    Royal Dutch Shell P.L.C. ADR(B03MM73)......................     36,390        2,350,430               0.3%
    Royal Dutch Shell P.L.C. ADR(780259206)....................     43,355        2,750,008               0.3%
    Other Securities...........................................                 101,924,941              12.1%
                                                                              -------------           --------
TOTAL UNITED KINGDOM...........................................                 120,032,977              14.3%
                                                                              -------------           --------
TOTAL COMMON STOCKS............................................                 824,267,610              98.0%
                                                                              -------------           --------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.6%)
    Other Securities...........................................                   5,264,935               0.6%
                                                                              -------------           --------

CHILE -- (0.0%)
    Other Securities...........................................                      15,718               0.0%
                                                                              -------------           --------

COLOMBIA -- (0.0%)
    Other Securities...........................................                     115,834               0.0%
                                                                              -------------           --------

GERMANY -- (0.4%)
    Volkswagen AG..............................................      8,564        2,204,764               0.3%
    Other Securities...........................................                   1,414,879               0.2%
                                                                              -------------           --------
TOTAL GERMANY..................................................                   3,619,643               0.5%
                                                                              -------------           --------
TOTAL PREFERRED STOCKS.........................................                   9,016,130               1.1%
                                                                              -------------           --------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

BELGIUM -- (0.0%)
    Other Securities...........................................                       1,691               0.0%
                                                                              -------------           --------

BRAZIL -- (0.0%)
    Other Securities...........................................                          --               0.0%
                                                                              -------------           --------

CANADA -- (0.0%)
    Other Securities...........................................                         149               0.0%
                                                                              -------------           --------

CHINA -- (0.0%)
    Other Securities...........................................                       1,864               0.0%
                                                                              -------------           --------

HONG KONG -- (0.0%)
    Other Securities...........................................                      73,092               0.0%
                                                                              -------------           --------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  ITALY -- (0.0%)
         Other Securities................           $         --            0.0%
                                                    ------------          ------

  MALAYSIA -- (0.0%)
         Other Securities................                    953            0.0%
                                                    ------------          ------

  SOUTH AFRICA -- (0.0%)
         Other Securities................                    138            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                 33,363            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                111,250            0.0%
                                                    ------------          ------

  BONDS -- (0.0%)
  INDIA -- (0.0%)
         Other Securities................                    510            0.0%
                                                    ------------          ------

                                                      Value+
                                             -        ------            -
  SECURITIES LENDING COLLATERAL -- (8.4%)
  (S)@   DFA Short Term Investment Fund.. 6,622,824   76,626,079            9.1%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $860,083,149)................             $910,021,579          108.2%
                                                    ============          ======

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Australia...... $ 1,148,648 $ 38,184,409   --    $ 39,333,057
          Austria........          --    2,660,904   --       2,660,904
          Belgium........     498,411    9,237,530   --       9,735,941
          Brazil.........   9,490,088           --   --       9,490,088
          Canada.........  54,299,585       44,832   --      54,344,417
          Chile..........   2,379,583           --   --       2,379,583
          China..........   3,954,876   50,417,347   --      54,372,223
          Colombia.......     728,623           --   --         728,623
          Czech Republic.          --      349,745   --         349,745
          Denmark........     300,707    9,676,600   --       9,977,307
          Egypt..........      21,970       74,130   --          96,100
          Finland........      72,566    9,381,037   --       9,453,603
          France.........   2,290,536   43,534,946   --      45,825,482
          Germany........   2,697,456   37,263,407   --      39,960,863
          Greece.........      66,159      470,399   --         536,558
          Hong Kong......      85,564   18,376,947   --      18,462,511
          Hungary........          --      636,326   --         636,326
          India..........   1,091,832   14,838,717   --      15,930,549
          Indonesia......     124,140    6,002,461   --       6,126,601
          Ireland........     962,419    2,500,651   --       3,463,070
          Israel.........   1,276,229    2,826,461   --       4,102,690
          Italy..........     384,348   14,773,769   --      15,158,117
          Japan..........   3,266,026  135,104,377   --     138,370,403
          Malaysia.......          --    6,793,009   --       6,793,009
          Mexico.........   7,902,334           --   --       7,902,334
          Netherlands....   2,112,760   14,429,962   --      16,542,722
          New Zealand....          --    2,872,207   --       2,872,207
          Norway.........     471,177    5,274,112   --       5,745,289
          Peru...........     207,815           --   --         207,815
          Philippines....      57,996    3,166,120   --       3,224,116
          Poland.........          --    3,239,287   --       3,239,287
          Portugal.......          --    2,035,096   --       2,035,096
          Russia.........      53,865    1,961,280   --       2,015,145
          Singapore......       2,843    7,971,622   --       7,974,465
          South Africa...   1,611,378   15,894,079   --      17,505,457
          South Korea....     842,176   30,295,613   --      31,137,789
          Spain..........   1,084,828   14,760,699   --      15,845,527
          Sweden.........     174,982   19,146,730   --      19,321,712
          Switzerland....   3,285,074   38,419,582   --      41,704,656
          Taiwan.........   1,894,465   28,115,955   --      30,010,420
          Thailand.......   5,935,674           --   --       5,935,674
          Turkey.........      26,544    2,700,608   --       2,727,152
          United Kingdom.  29,063,967   90,969,010   --     120,032,977
        Preferred Stocks
          Brazil.........   5,264,935           --   --       5,264,935
          Chile..........      15,718           --   --          15,718
          Colombia.......     115,834           --   --         115,834
          Germany........          --    3,619,643   --       3,619,643

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Rights/Warrants
   Australia...................           --           --   --              --
   Belgium.....................           -- $      1,691   --    $      1,691
   Brazil......................           --           --   --              --
   Canada......................           --          149   --             149
   China.......................           --        1,864   --           1,864
   Hong Kong...................           --       73,092   --          73,092
   Italy.......................           --           --   --              --
   Malaysia....................           --          953   --             953
   South Africa................           --          138   --             138
   Spain.......................           --       33,363   --          33,363
 Bonds
   India.......................           --          510   --             510
 Securities Lending Collateral.           --   76,626,079   --      76,626,079
                                ------------ ------------   --    ------------
 TOTAL......................... $145,264,131 $764,757,448   --    $910,021,579
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,895,874 $ 71,333,458
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 4,178,516   53,359,649
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   718,436   14,814,156
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $135,804,254).................................            139,507,263
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.098%
  (Cost $38,661).........................................    38,661       38,661
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $135,842,915).................................           $139,545,924
                                                                    ============

Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $139,507,263   --      --    $139,507,263
   Temporary Cash Investments......       38,661   --      --          38,661
                                    ------------   --      --    ------------
   TOTAL........................... $139,545,924   --      --    $139,545,924
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,019,767 $ 89,653,032
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,582,709   71,291,191
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,527,657   31,500,297
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $168,874,437).................................            192,444,520
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $168,874,437).................................           $192,444,520
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  --------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                  ------------ ---------  ------- ------------
 Affiliated Investment Companies. $192,444,520        --    --    $192,444,520
 Futures Contracts**.............        2,072        --    --           2,072
 Forward Currency Contracts**....           -- $(179,797)   --        (179,797)
                                  ------------ ---------    --    ------------
 TOTAL........................... $192,446,592 $(179,797)   --    $192,266,795
                                  ============ =========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,281,163,514
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $3,051,540,550)........................................ $4,281,163,514
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,638,580,164
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $4,997,148,426)........................................ $5,638,580,164
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $19,185,282,335
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $18,126,322,577)....................................... $19,185,282,335
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    AMBEV SA ADR........................................  10,206,064 $   64,604,385            0.4%
    BM&FBovespa SA......................................  10,072,689     41,488,266            0.2%
    Ultrapar Participacoes SA...........................   1,698,450     39,088,111            0.2%
    Other Securities....................................                843,369,880            4.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                988,550,642            5.6%
                                                                     --------------           -----

CANADA -- (0.0%)
    Other Securities....................................                  1,182,757            0.0%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                251,924,718            1.4%
                                                                     --------------           -----

CHINA -- (16.5%)
    Bank of China, Ltd. Class H......................... 156,176,702    107,012,743            0.6%
    China Construction Bank Corp. Class H............... 194,087,302    188,407,233            1.1%
    China Merchants Bank Co., Ltd. Class H..............  14,076,646     42,523,314            0.3%
    China Mobile, Ltd.(6073556).........................   3,954,000     56,374,078            0.3%
    China Mobile, Ltd.(2111375).........................   1,846,091    131,866,280            0.8%
    CNOOC, Ltd..........................................  31,188,000     53,020,252            0.3%
#   CNOOC, Ltd. ADR.....................................     237,300     40,637,625            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    172,957,453            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..   2,966,000     42,569,772            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    188,963,305            1.1%
    Other Securities....................................              2,045,671,665           11.6%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,070,003,720           17.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 70,597,361            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 37,903,327            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,390,260            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 64,662,428            0.4%
                                                                     --------------           -----

HUNGARY -- (0.2%)
    Other Securities....................................                 41,670,337            0.2%
                                                                     --------------           -----

INDIA -- (9.4%)
    Axis Bank, Ltd......................................   4,488,760     40,225,403            0.2%
    HDFC Bank, Ltd......................................   2,994,559     46,795,818            0.3%
    Infosys, Ltd. Sponsored ADR.........................   1,854,002     57,436,982            0.3%
    Reliance Industries, Ltd............................   3,980,031     54,145,856            0.3%
    Tata Consultancy Services, Ltd......................   1,338,928     52,106,170            0.3%
    Other Securities....................................              1,494,829,464            8.6%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,745,539,693           10.0%
                                                                     --------------           -----

INDONESIA -- (2.6%)
    Astra International Tbk PT..........................  80,979,700     42,614,082            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDONESIA -- (Continued)
    Other Securities....................................            $  442,287,564            2.5%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               484,901,646            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.8%)
    Malayan Banking Bhd................................. 16,366,740     42,293,352            0.3%
#   Public Bank Bhd.....................................  7,480,811     40,897,158            0.3%
    Other Securities....................................               628,591,408            3.5%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               711,781,918            4.1%
                                                                    --------------           -----

MEXICO -- (4.3%)
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     65,472,351            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,688,773     64,346,000            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    613,039     55,473,899            0.3%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,434,655     47,846,958            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 16,225,901     50,141,440            0.3%
*   Grupo Televisa S.A.B. Sponsored ADR.................  1,795,492     65,373,864            0.4%
    Other Securities....................................               450,369,894            2.5%
                                                                    --------------           -----
TOTAL MEXICO............................................               799,024,406            4.6%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                23,791,158            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.5%)
    Other Securities....................................               284,456,893            1.6%
                                                                    --------------           -----

POLAND -- (1.8%)
    Other Securities....................................               333,167,887            1.9%
                                                                    --------------           -----

RUSSIA -- (1.4%)
    Gazprom OAO Sponsored ADR........................... 11,233,266     65,815,121            0.4%
    Lukoil OAO Sponsored ADR............................    773,408     39,564,078            0.2%
    Other Securities....................................               152,307,584            0.9%
                                                                    --------------           -----
TOTAL RUSSIA............................................               257,686,783            1.5%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The)...........................  1,828,182     49,551,158            0.3%
    FirstRand, Ltd...................................... 10,939,290     52,258,001            0.3%
    MTN Group, Ltd......................................  8,388,251    168,426,963            1.0%
    Naspers, Ltd. Class N...............................    648,822    101,790,943            0.6%
    Sanlam, Ltd.........................................  8,072,284     52,208,426            0.3%
    Sasol, Ltd..........................................  1,053,229     42,406,656            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,015,273     40,864,738            0.2%
    Standard Bank Group, Ltd............................  4,147,576     60,794,884            0.4%
    Steinhoff International Holdings, Ltd...............  9,474,613     60,119,039            0.4%
    Other Securities....................................               844,511,813            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,472,932,621            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co....................................    364,834     57,257,447            0.3%
    Samsung Electronics Co., Ltd........................    369,094    484,197,303            2.8%
    SK Hynix, Inc.......................................  1,234,672     52,825,508            0.3%
    Other Securities....................................             2,054,249,355           11.7%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,648,529,613           15.1%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
SPAIN -- (0.0%)
    Other Securities.......................................            $     7,117,244            0.0%
                                                                       ---------------           -----

TAIWAN -- (14.0%)
    Hon Hai Precision Industry Co., Ltd.................... 44,256,377     132,611,867            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     198,095,972            1.2%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,191,117     102,430,899            0.6%
    Other Securities.......................................              2,168,451,547           12.3%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,601,590,285           14.9%
                                                                       ---------------           -----

THAILAND -- (2.9%)
    PTT PCL................................................  4,153,080      44,850,492            0.3%
    Other Securities.......................................                492,690,975            2.8%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                537,541,467            3.1%
                                                                       ---------------           -----

TURKEY -- (1.7%)
    Other Securities.......................................                325,528,383            1.9%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             16,773,475,547           95.9%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA......................................  5,978,666      63,815,828            0.4%
    Banco Bradesco SA ADR..................................  6,067,281      64,859,234            0.4%
    Itau Unibanco Holding SA...............................  6,811,784      87,109,988            0.5%
    Itau Unibanco Holding SA ADR...........................  6,607,239      84,704,804            0.5%
*   Petroleo Brasileiro SA Sponsored ADR...................  5,086,335      44,149,388            0.3%
    Other Securities.......................................                173,855,775            0.9%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                518,495,017            3.0%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  1,894,541            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,047,080            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                535,436,638            3.1%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                    257,608            0.0%
                                                                       ---------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                     50,647            0.0%
                                                                       ---------------           -----

INDONESIA -- (0.0%)
    Other Securities.......................................                      2,514            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    231,665            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH AFRICA -- (0.0%)
    Other Securities.......................................                      8,995            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SOUTH KOREA -- (0.0%)
       Other Securities................             $        97,741            0.0%
                                                    ---------------          ------

TAIWAN -- (0.0%)
       Other Securities................                     141,016            0.0%
                                                    ---------------          ------

THAILAND -- (0.0%)
       Other Securities................                     154,792            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     944,978            0.0%
                                                    ---------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................                     112,611            0.0%
                                                    ---------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@   DFA Short Term Investment Fund.. 114,928,259   1,329,719,957            7.6%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,792,023,438).............               $18,639,689,731          106.6%
                                                    ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  988,550,642              --   --    $   988,550,642
  Canada......................      1,182,757              --   --          1,182,757
  Chile.......................    251,924,718              --   --        251,924,718
  China.......................    300,644,406 $ 2,769,359,314   --      3,070,003,720
  Colombia....................     70,597,361              --   --         70,597,361
  Czech Republic..............             --      37,903,327   --         37,903,327
  Egypt.......................      2,848,445      10,541,815   --         13,390,260
  Greece......................      9,143,810      55,518,618   --         64,662,428
  Hungary.....................        266,476      41,403,861   --         41,670,337
  India.......................    146,211,693   1,599,328,000   --      1,745,539,693
  Indonesia...................     16,965,218     467,936,428   --        484,901,646
  Malaysia....................             --     711,781,918   --        711,781,918
  Mexico......................    798,983,068          41,338   --        799,024,406
  Peru........................     23,791,158              --   --         23,791,158
  Philippines.................     10,357,506     274,099,387   --        284,456,893
  Poland......................             --     333,167,887   --        333,167,887
  Russia......................      7,192,756     250,494,027   --        257,686,783
  South Africa................    124,781,873   1,348,150,748   --      1,472,932,621
  South Korea.................     98,205,892   2,550,323,721   --      2,648,529,613
  Spain.......................      7,117,244              --   --          7,117,244
  Taiwan......................    132,464,278   2,469,126,007   --      2,601,590,285
  Thailand....................    537,325,829         215,638   --        537,541,467
  Turkey......................      4,116,922     321,411,461   --        325,528,383
Preferred Stocks
  Brazil......................    518,495,017              --   --        518,495,017
  Chile.......................      1,894,541              --   --          1,894,541
  Colombia....................     15,047,080              --   --         15,047,080
Rights/Warrants
  Brazil......................             --         257,608   --            257,608
  China.......................             --          50,647   --             50,647
  Indonesia...................             --           2,514   --              2,514
  Malaysia....................             --         231,665   --            231,665
  Poland......................             --              --   --                 --
  South Africa................             --           8,995   --              8,995
  South Korea.................             --          97,741   --             97,741
  Taiwan......................             --         141,016   --            141,016
  Thailand....................             --         154,792   --            154,792
Bonds
  India.......................             --         112,611   --            112,611
Securities Lending Collateral.             --   1,329,719,957   --      1,329,719,957
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,068,108,690 $14,571,581,041   --    $18,639,689,731
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap U.S. Large Cap
                                                                        Company        Equity         Value       U.S. Targeted
                                                                       Portfolio     Portfolio*     Portfolio    Value Portfolio*
                                                                     ------------- -------------- -------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   15,827,842             --
Investments at Value (including $0, $26,362, $0 and $1,145,884 of
 securities on loan, respectively).................................. $    216,452   $    546,314              --   $  6,388,548
Temporary Cash Investments at Value & Cost..........................           --          1,676              --         11,931
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --         23,337              --      1,099,021
Cash................................................................          219             --              --             --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........        5,258             --              --         16,602
  Dividends Interest and Tax Reclaims...............................          715            468              --          2,389
  Securities Lending Income.........................................           --             10              --            599
  Fund Shares Sold..................................................          132            266          10,331          9,099
Prepaid Expenses and Other Assets...................................           16             23              99             82
                                                                     ------------   ------------  --------------   ------------
    Total Assets....................................................      222,792        572,094      15,838,272      7,528,271
                                                                     ------------   ------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --         23,337              --      1,099,021
  Investment Securities/Affiliated Investment Company
   Purchased........................................................        5,028          1,411              --         17,700
  Fund Shares Redeemed..............................................           98            173          77,563          3,791
  Due to Advisor....................................................           36             60           1,958          1,852
  Futures Margin Variation..........................................        2,040             --              --             --
Accrued Expenses and Other Liabilities..............................           19             22             452            269
                                                                     ------------   ------------  --------------   ------------
    Total Liabilities...............................................        7,221         25,003          79,973      1,122,633
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $31,180
 and shares outstanding of 0; 0; 0 and 1,369,168, respectively......          N/A            N/A             N/A   $      22.77
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Class R2 Shares -- based on net assets of $0; $0; $0 and $119,006
 and shares outstanding of 0; 0; 0 and 5,241,679, respectively......          N/A            N/A             N/A   $      22.70
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Institutional Class Shares -- based on net assets of $215,571;
 $547,091; $15,758,299 and $6,255,452 and shares outstanding of
 17,297,979; 41,824,506; 457,223,555 and 274,961,911,
 respectively....................................................... $      12.46   $      13.08  $        34.47   $      22.75
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000    700,000,000
                                                                     ============   ============  ==============   ============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $   10,500,397   $         --
                                                                     ============   ============  ==============   ============
Investments at Cost................................................. $    213,791   $    497,574  $           --   $  4,873,368
                                                                     ============   ============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    202,344   $    495,028  $    9,991,444   $  4,778,329
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          141          1,295          35,109         12,678
Accumulated Net Realized Gain (Loss)................................        6,832          2,028         404,301         99,451
Net Unrealized Appreciation (Depreciation)..........................        6,254         48,740       5,327,445      1,515,180
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    215,571   $    547,091  $   15,758,299   $  6,405,638
                                                                     ============   ============  ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,037,646,
 $1,635,754, $1,872,358 and $606,264 of
 securities on loan, respectively)...................  $   12,247,214  $   12,552,848 $   14,462,262 $    3,745,139
Temporary Cash Investments at Value & Cost...........          15,288          38,404        109,350         11,683
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,939,162       1,325,776      1,519,291        517,853
Cash.................................................           3,864              15             43             89
Receivables:
  Investment Securities Sold.........................          15,899           1,521         13,500             --
  Dividends..........................................           4,501           9,752         10,567          2,296
  Securities Lending Income..........................           1,130             541            723            280
  Fund Shares Sold...................................          16,451          17,171         12,978          3,593
Prepaid Expenses and Other Assets....................             115             129            170             54
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,243,624      13,946,157     16,128,884      4,280,987
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,939,162       1,325,776      1,519,291        517,853
  Investment Securities Purchased....................           9,955          34,636        100,487          8,168
  Fund Shares Redeemed...............................          46,835          19,685          8,624          1,933
  Due to Advisor.....................................           5,131           1,758          2,396            930
Accrued Expenses and Other Liabilities...............             579             360            495            169
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,001,662       1,382,215      1,631,293        529,053
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,241,962; $12,563,942; $14,497,591 and
 $3,751,934 and shares outstanding of
 346,395,129; 686,221,021; 811,602,835 and
 221,035,385, respectively...........................  $        35.34  $        18.31 $        17.86 $        16.97
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,131,929  $    8,873,570 $    9,735,971 $    2,570,299
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,666,035  $    8,772,627 $    9,623,130 $    2,518,625
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          22,137          25,698         30,115          7,019
Accumulated Net Realized Gain (Loss).................         438,505          86,339        118,055         51,450
Net Unrealized Appreciation (Depreciation)...........       3,115,285       3,679,278      4,726,291      1,174,840
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,241,962  $   12,563,942 $   14,497,591 $    3,751,934
                                                       ==============  ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,391,812, $895,215,
 $368,615 and $336,975 of securities on loan,
 respectively).............................................. $   10,404,239 $    5,144,120 $  6,799,049  $  3,328,273
Temporary Cash Investments at Value & Cost..................         45,325          4,275       13,789            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,357,994        907,167      219,060       330,890
Foreign Currencies at Value.................................             --             --           --         5,369
Cash........................................................            876            627           --         7,811
Receivables:
  Investment Securities Sold................................          7,842          4,927           --            --
  Dividends and Tax Reclaims................................          3,201          1,846        4,829        12,760
  Securities Lending Income.................................            986            546           40           507
  Fund Shares Sold..........................................          9,290          1,756        3,506         1,941
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             7
Prepaid Expenses and Other Assets...........................             79             49           67            48
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,829,832      6,065,313    7,040,340     3,687,606
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,357,994        907,167      219,060       330,890
  Investment Securities Purchased...........................         47,685          2,237           --         6,282
  Fund Shares Redeemed......................................          4,266          1,382       22,400         1,168
  Due to Advisor............................................          3,073          2,176          896           675
Accrued Expenses and Other Liabilities......................            392            287          298           201
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,413,410        913,249      242,654       339,216
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,416,422; $5,152,064; $6,797,686 and $3,348,390
 and shares outstanding of 329,864,033; 263,319,377;
 210,295,728 and 148,624,010, respectively.................. $        31.58 $        19.57 $      32.32  $      22.53
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    7,782,857 $    3,509,444 $  4,572,407  $  2,628,254
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,245
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    7,537,266 $    3,333,096 $  4,799,181  $  2,881,819
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         13,541          6,987        4,909        26,965
Accumulated Net Realized Gain (Loss)........................        244,233        177,305     (233,046)     (260,664)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           127
Net Unrealized Appreciation (Depreciation)..................      2,621,382      1,634,676    2,226,642       700,143
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,416,422 $    5,152,064 $  6,797,686  $  3,348,390
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                               International      Small      Japanese Small    Small
                                                                Core Equity      Company        Company       Company
                                                                Portfolio*      Portfolio      Portfolio     Portfolio
                                                              --------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --  $    9,294,710  $    495,754  $    267,083
Investments at Value (including $1,677,982, $0, $0 and $0 of
 securities on loan, respectively)........................... $   14,110,334              --            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,681,124              --            --            --
Foreign Currencies at Value..................................         18,760              --            --            --
Cash.........................................................         93,852           8,156            --            --
Receivables:
  Investment Securities Sold.................................            371              --            --            --
  Dividends and Tax Reclaims.................................         56,662              --            --            --
  Securities Lending Income..................................          2,535              --            --            --
  Fund Shares Sold...........................................         13,620          15,548             7             1
Unrealized Gain on Foreign Currency Contracts................            235              --            --            --
Prepaid Expenses and Other Assets............................            198              57            10            11
                                                              --------------  --------------  ------------  ------------
     Total Assets............................................     15,977,691       9,318,471       495,771       267,095
                                                              --------------  --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,681,124              --            --            --
  Investment Securities Purchased............................         99,685              --            --            --
  Fund Shares Redeemed.......................................          9,139           3,867            29            11
  Due to Advisor.............................................          4,000           2,997           163            85
Accrued Expenses and Other Liabilities.......................            679             349            16            15
                                                              --------------  --------------  ------------  ------------
     Total Liabilities.......................................      1,794,627           7,213           208           111
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,183,064; $9,311,258; $495,563 and $266,984 and
 shares outstanding of 1,110,655,692; 499,880,774;
 24,516,599 and 12,107,379, respectively..................... $        12.77  $        18.63  $      20.21  $      22.05
                                                              ==============  ==============  ============  ============
NUMBER OF SHARES AUTHORIZED..................................  2,000,000,000   1,500,000,000   100,000,000   100,000,000
                                                              ==============  ==============  ============  ============
Investments in Affiliated Investment Companies at Cost....... $           --  $    8,039,542  $    458,163  $    267,789
                                                              ==============  ==============  ============  ============
Investments at Cost.......................................... $   12,447,009  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
Foreign Currencies at Cost................................... $       18,455  $           --  $         --  $         --
                                                              ==============  ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   12,576,692  $    7,747,577  $    513,199  $    301,858
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................        112,724           6,786        (1,404)       (4,831)
Accumulated Net Realized Gain (Loss).........................       (170,514)        301,541       (53,778)      (29,337)
Net Unrealized Foreign Exchange Gain (Loss)..................            532             186           (45)           --
Net Unrealized Appreciation (Depreciation)...................      1,663,630       1,255,168        37,591          (706)
                                                              --------------  --------------  ------------  ------------
NET ASSETS................................................... $   14,183,064  $    9,311,258  $    495,563  $    266,984
                                                              ==============  ==============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               DFA            DFA
                                                                United      Continental   International   Global Real
                                                             Kingdom Small     Small       Real Estate      Estate
                                                                Company       Company      Securities     Securities
                                                               Portfolio     Portfolio     Portfolio*     Portfolio*
                                                             ------------- ------------  --------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $     36,728  $    247,535              --  $  3,609,512
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........           --            --  $    3,399,584       135,920
Temporary Cash Investments at Value & Cost..................           --            --              --         1,520
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --         197,450        16,384
Foreign Currencies at Value.................................           --            --           9,099            --
Cash........................................................           --            --           7,528            --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................           --            --              --            --
  Dividends and Tax Reclaims................................           --            --          14,375            95
  Securities Lending Income.................................           --            --             345            --
  Fund Shares Sold..........................................            8           435          56,594         4,096
Unrealized Gain on Foreign Currency Contracts...............           --            --              41            --
Prepaid Expenses and Other Assets...........................           10            13              49            86
                                                             ------------  ------------  --------------  ------------
    Total Assets............................................       36,746       247,983       3,685,065     3,767,613
                                                             ------------  ------------  --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --         197,450        16,384
  Investment Securities/Affiliated Investment Company
   Purchased................................................           --            --          16,538            --
  Fund Shares Redeemed......................................           17            65          11,565         4,345
  Due to Advisor............................................           12            80             696            32
Unrealized Loss on Foreign Currency Contracts...............           --            --              16            --
Accrued Expenses and Other Liabilities......................            4            12             158            78
                                                             ------------  ------------  --------------  ------------
    Total Liabilities.......................................           33           157         226,423        20,839
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $      35.64  $      21.56  $         5.50  $      10.55
                                                             ============  ============  ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   100,000,000   1,200,000,000   500,000,000
                                                             ============  ============  ==============  ============
Investments in Affiliated Investment Companies at Cost...... $     24,933  $    207,811  $           --  $  2,963,606
                                                             ============  ============  ==============  ============
Investments at Cost......................................... $         --  $         --  $    2,951,917  $    142,984
                                                             ============  ============  ==============  ============
Foreign Currencies at Cost.................................. $         --  $         --  $        8,939  $         --
                                                             ============  ============  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $     23,205  $    220,145  $    3,543,707  $  3,125,034
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           69         1,678        (276,194)       19,670
Accumulated Net Realized Gain (Loss)........................        1,636       (13,851)       (256,839)      (36,772)
Net Unrealized Foreign Exchange Gain (Loss).................            8           130             141            --
Net Unrealized Appreciation (Depreciation)..................       11,795        39,724         447,827       638,842
                                                             ------------  ------------  --------------  ------------
NET ASSETS.................................................. $     36,713  $    247,826  $    3,458,642  $  3,746,774
                                                             ============  ============  ==============  ============

                                                                  DFA
                                                             International
                                                               Small Cap
                                                                 Value
                                                              Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $190,775, $18,957
 and $1,238,838 of securities on loan, respectively)........ $   12,800,002
Temporary Cash Investments at Value & Cost..................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,313,269
Foreign Currencies at Value.................................         53,836
Cash........................................................         16,066
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................         23,856
  Dividends and Tax Reclaims................................         63,607
  Securities Lending Income.................................          2,322
  Fund Shares Sold..........................................          5,741
Unrealized Gain on Foreign Currency Contracts...............             10
Prepaid Expenses and Other Assets...........................            115
                                                             --------------
    Total Assets............................................     14,278,824
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,313,269
  Investment Securities/Affiliated Investment Company
   Purchased................................................         31,095
  Fund Shares Redeemed......................................          3,519
  Due to Advisor............................................          6,772
Unrealized Loss on Foreign Currency Contracts...............            117
Accrued Expenses and Other Liabilities......................            699
                                                             --------------
    Total Liabilities.......................................      1,355,471
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $36,713; $247,826; $3,458,642; $3,746,774 and
 $12,923,353 and shares outstanding of 1,030,197;
 11,495,780; 628,990,113; 355,273,479 and
 632,098,412, respectively.................................. $        20.45
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  2,300,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   10,719,926
                                                             ==============
Foreign Currencies at Cost.................................. $       53,059
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,546,312
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,808
Accumulated Net Realized Gain (Loss)........................        291,696
Net Unrealized Foreign Exchange Gain (Loss).................            684
Net Unrealized Appreciation (Depreciation)..................      2,080,853
                                                             --------------
NET ASSETS.................................................. $   12,923,353
                                                             ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                              International                 World ex U.S.  World ex U.S.
                                                              Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                               Portfolio*   Value Portfolio   Portfolio     Portfolio*
                                                              ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value......           --   $    125,943    $    226,404            --
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively)................. $  1,652,386             --              --  $    833,395
Temporary Cash Investments at Value & Cost...................           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      200,246             --              --        76,626
Foreign Currencies at Value..................................        1,570             --              --           664
Cash.........................................................        6,288             --             512         5,759
Receivables:
  Investment Securities Sold.................................          111             --              --            --
  Dividends and Tax Reclaims.................................        6,528             --              --         2,659
  Securities Lending Income..................................          300             --              --           112
  Fund Shares Sold...........................................        2,126             --             416         2,241
  From Advisor...............................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts................           --             --              --             5
Prepaid Expenses and Other Assets............................           36             11              21            39
                                                              ------------   ------------    ------------  ------------
    Total Assets.............................................    1,869,591        125,954         227,353       921,500
                                                              ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      200,246             --              --        76,626
  Investment Securities Purchased............................        1,417             --             282         3,316
  Fund Shares Redeemed.......................................          411              1               9           339
  Due to Advisor.............................................          595             41              21           134
  Line of Credit.............................................           --             50              --            --
Unrealized Loss on Foreign Currency Contracts................            5             --              --             4
Accrued Expenses and Other Liabilities.......................           78              7              10            36
                                                              ------------   ------------    ------------  ------------
    Total Liabilities........................................      202,752             99             322        80,455
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      11.77   $      11.93    $      12.66  $      11.07
                                                              ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                              ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost....... $         --   $    112,754    $    206,885  $         --
                                                              ============   ============    ============  ============
Investments at Cost.......................................... $  1,420,886   $         --    $         --  $    783,457
                                                              ============   ============    ============  ============
Foreign Currencies at Cost................................... $      1,549   $         --    $         --  $        660
                                                              ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $  1,420,111   $    112,949    $    209,557  $    796,415
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................       12,974            793             (25)        4,963
Accumulated Net Realized Gain (Loss).........................        2,195         (1,041)         (2,020)      (10,298)
Net Unrealized Foreign Exchange Gain (Loss)..................           38            (35)             --            23
Net Unrealized Appreciation (Depreciation)...................      231,521         13,189          19,519        49,942
                                                              ------------   ------------    ------------  ------------
NET ASSETS................................................... $  1,666,839   $    125,855    $    227,031  $    841,045
                                                              ============   ============    ============  ============

                                                               World Core
                                                                 Equity
                                                               Portfolio
                                                              ------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    139,507
Investments at Value (including $190,253, $0, $0, $73,355
 and $0 of securities on loan, respectively).................           --
Temporary Cash Investments at Value & Cost...................           39
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --
Foreign Currencies at Value..................................           --
Cash.........................................................           --
Receivables:
  Investment Securities Sold.................................           --
  Dividends and Tax Reclaims.................................           --
  Securities Lending Income..................................           --
  Fund Shares Sold...........................................        1,859
  From Advisor...............................................            1
Unrealized Gain on Foreign Currency Contracts................           --
Prepaid Expenses and Other Assets............................           13
                                                              ------------
    Total Assets.............................................      141,419
                                                              ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --
  Investment Securities Purchased............................           --
  Fund Shares Redeemed.......................................           12
  Due to Advisor.............................................           --
  Line of Credit.............................................           --
Unrealized Loss on Foreign Currency Contracts................           --
Accrued Expenses and Other Liabilities.......................           14
                                                              ------------
    Total Liabilities........................................           26
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,666,839; $125,855; $227,031; $841,045 and $141,393
 and shares outstanding of 141,635,862; 10,552,000;
 17,937,277; 75,984,790 and 10,209,686, respectively......... $      13.85
                                                              ============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                              ============
Investments in Affiliated Investment Companies at Cost....... $    135,804
                                                              ============
Investments at Cost.......................................... $         --
                                                              ============
Foreign Currencies at Cost................................... $         --
                                                              ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    137,810
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................           (2)
Accumulated Net Realized Gain (Loss).........................         (118)
Net Unrealized Foreign Exchange Gain (Loss)..................           --
Net Unrealized Appreciation (Depreciation)...................        3,703
                                                              ------------
NET ASSETS................................................... $    141,393
                                                              ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Selectively                  Emerging
                                                              Hedged Global   Emerging       Markets       Emerging
                                                                 Equity        Markets      Small Cap    Markets Value
                                                                Portfolio     Portfolio     Portfolio      Portfolio
                                                              ------------- ------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $    192,445  $  4,281,164  $  5,638,580  $   19,185,282
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively).............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................           --            --            --              --
Segregated Cash for Futures Contracts........................          340            --            --              --
Foreign Currencies at Value..................................           --            --            --              --
Cash.........................................................        7,599            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................           --            --            --              --
  Dividends and Tax Reclaims.................................           --            --            --              --
  Securities Lending Income..................................           --            --            --              --
  Fund Shares Sold...........................................          532         5,616         1,695          10,025
Unrealized Gain on Forward Currency Contracts................          172            --            --              --
Unrealized Gain on Foreign Currency Contracts................           --            --            --              --
Prepaid Expenses and Other Assets............................           12            46            51              89
                                                              ------------  ------------  ------------  --------------
    Total Assets.............................................      201,100     4,286,826     5,640,326      19,195,396
                                                              ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................           --            --            --              --
  Fund Shares Redeemed.......................................            5         1,147         1,130          33,046
  Due to Advisor.............................................            6         1,379         2,035           6,157
  Futures Margin Variation...................................           74            --            --              --
Unrealized Loss on Forward Currency Contracts................          352            --            --              --
Unrealized Loss on Foreign Currency Contracts................           --            --            --              --
Accrued Expenses and Other Liabilities.......................            6           178           117             630
                                                              ------------  ------------  ------------  --------------
    Total Liabilities........................................          443         2,704         3,282          39,833
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $        N/A  $        N/A  $        N/A  $        28.22
                                                              ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $      14.38  $      27.10  $      22.03  $        28.26
                                                              ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                              ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost....... $    168,874  $  3,051,541  $  4,997,148  $   18,126,323
                                                              ============  ============  ============  ==============
Investments at Cost.......................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
Foreign Currencies at Cost................................... $         --  $         --  $         --  $           --
                                                              ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $    175,141  $  3,078,963  $  4,888,947  $   19,087,506
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         (457)        8,221       (10,897)        (93,643)
Accumulated Net Realized Gain (Loss).........................        2,580       (32,664)      117,645        (897,377)
Net Unrealized Foreign Exchange Gain (Loss)..................         (180)          (21)          (83)            118
Net Unrealized Appreciation (Depreciation)...................       23,573     1,229,623       641,432       1,058,959
                                                              ------------  ------------  ------------  --------------
NET ASSETS................................................... $    200,657  $  4,284,122  $  5,637,044  $   19,155,563
                                                              ============  ============  ============  ==============

                                                                 Emerging
                                                               Markets Core
                                                                  Equity
                                                                Portfolio*
                                                              --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......             --
Investments at Value (including $0, $0, $0, $0 and
 $1,882,111 of securities on loan, respectively)............. $   17,309,970
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      1,329,720
Segregated Cash for Futures Contracts........................             --
Foreign Currencies at Value..................................         82,472
Cash.........................................................         44,686
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold......................................................          1,278
  Dividends and Tax Reclaims.................................         21,890
  Securities Lending Income..................................          4,459
  Fund Shares Sold...........................................        113,053
Unrealized Gain on Forward Currency Contracts................             --
Unrealized Gain on Foreign Currency Contracts................            177
Prepaid Expenses and Other Assets............................            205
                                                              --------------
    Total Assets.............................................     18,907,910
                                                              --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      1,329,720
  Investment Securities/Affiliated Investment Companies
   Purchased.................................................         52,065
  Fund Shares Redeemed.......................................         31,523
  Due to Advisor.............................................          7,723
  Futures Margin Variation...................................             --
Unrealized Loss on Forward Currency Contracts................             --
Unrealized Loss on Foreign Currency Contracts................             72
Accrued Expenses and Other Liabilities.......................          1,228
                                                              --------------
    Total Liabilities........................................      1,422,331
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $106,479 and $0 and shares outstanding of 0; 0; 0;
 3,772,728 and 0, respectively............................... $          N/A
                                                              ==============
Institutional Class Shares -- based on net assets of
 $200,657; $4,284,122; $5,637,044; $19,049,084 and
 $17,485,579 and shares outstanding of 13,956,393;
 158,059,739; 255,898,849; 674,163,807 and 848,130,266,
 respectively................................................ $        20.62
                                                              ==============
NUMBER OF SHARES AUTHORIZED..................................  1,500,000,000
                                                              ==============
Investments in Affiliated Investment Companies at Cost....... $           --
                                                              ==============
Investments at Cost.......................................... $   15,462,303
                                                              ==============
Foreign Currencies at Cost................................... $       81,893
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $   15,778,143
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................         32,711
Accumulated Net Realized Gain (Loss).........................       (173,311)
Net Unrealized Foreign Exchange Gain (Loss)..................           (210)
Net Unrealized Appreciation (Depreciation)...................      1,848,246
                                                              --------------
NET ASSETS................................................... $   17,485,579
                                                              ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)


                                                                             Enhanced
                                                                            U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                             Company   Cap Equity Cap Value      Value
                                                                            Portfolio  Portfolio  Portfolio*   Portfolio
                                                                            ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Taxes Withheld of $0, $0, $2 and $0, respectively)...       --         --    $172,239          --
    Interest...............................................................       --         --          17          --
    Income from Securities Lending.........................................       --         --       1,737          --
    Expenses Allocated from Affiliated Investment Company..................       --         --      (8,473)         --
                                                                             -------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company..............................................................       --         --     165,520          --
                                                                             -------    -------    --------    --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $1, $0 and $6, respectively).....  $    91    $ 4,400          --    $ 47,888
  Interest.................................................................      722         --          --          --
  Income from Securities Lending...........................................        5         55          --       3,147
                                                                             -------    -------    --------    --------
     Total Investment Income...............................................      818      4,455          --      51,035
                                                                             -------    -------    --------    --------
Fund Expenses
  Investment Advisory Services Fees........................................      219        336          --      10,247
  Administrative Services Fees.............................................       --         --      11,599          --
  Accounting & Transfer Agent Fees.........................................       10         16          46         170
  S&P 500(R) Fees..........................................................        4         --          --          --
  Custodian Fees...........................................................        4         17          --          49
  Shareholder Servicing Fees --
    Class R1 Shares........................................................       --         --          --          14
    Class R2 Shares........................................................       --         --          --         112
  Filing Fees..............................................................       10         13          90          54
  Shareholders' Reports....................................................        2          3         149          70
  Directors'/Trustees' Fees & Expenses.....................................        1          2          57          22
  Professional Fees........................................................        2          4          24          51
  Other....................................................................        3          8         186          79
                                                                             -------    -------    --------    --------
     Total Expenses........................................................      255        399      12,151      10,868
                                                                             -------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................       --         28          --          --
  Fees Paid Indirectly (Note C)............................................       (1)        --          --          --
                                                                             -------    -------    --------    --------
  Net Expenses.............................................................      254        427      12,151      10,868
                                                                             -------    -------    --------    --------
  Net Investment Income (Loss).............................................      564      4,028     153,369      40,167
                                                                             -------    -------    --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................    1,844      1,661     404,525     101,300
    Futures................................................................   11,422        367         (67)     (1,061)
    Foreign Currency Transactions..........................................      629         --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................   (1,612)    13,344      12,679      64,839
    Futures................................................................   (3,469)        --           4          --
    Translation of Foreign Currency Denominated Amounts....................     (191)        --          --          --
                                                                             -------    -------    --------    --------
  Net Realized and Unrealized Gain (Loss)..................................    8,623     15,372     417,141     165,078
                                                                             -------    -------    --------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $ 9,187    $19,400    $570,510    $205,245
                                                                             =======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                 U.S. Small U.S. Core U.S. Core U.S. Vector
                                                                 Cap Value  Equity 1  Equity 2    Equity
                                                                 Portfolio  Portfolio Portfolio  Portfolio
                                                                 ---------- --------- --------- -----------
Investment Income
  Dividends (Net of Taxes Withheld of $34, $24, $25 and $4,
   respectively)................................................ $  93,143  $112,024  $129,387   $ 32,072
  Interest......................................................        --         4         3         --
  Income from Securities Lending................................     4,177     3,058     4,314      1,649
                                                                 ---------  --------  --------   --------
     Total Investment Income....................................    97,320   115,086   133,704     33,721
                                                                 ---------  --------  --------   --------
Expenses
  Investment Advisory Services Fees.............................    29,238     9,891    13,555      5,346
  Accounting & Transfer Agent Fees..............................       332       329       383        104
  Custodian Fees................................................        84        71        82         36
  Filing Fees...................................................        74        81       101         35
  Shareholders' Reports.........................................       108        71        87         39
  Directors'/Trustees' Fees & Expenses..........................        43        43        50         13
  Professional Fees.............................................       106        99       120         32
  Other.........................................................       156       152       178         50
                                                                 ---------  --------  --------   --------
     Total Expenses.............................................    30,141    10,737    14,556      5,655
                                                                 ---------  --------  --------   --------
  Net Investment Income (Loss)..................................    67,179   104,349   119,148     28,066
                                                                 ---------  --------  --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................   449,654    86,839   119,176     52,746
    Futures.....................................................    (2,510)       --     1,793       (811)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................  (162,368)  346,056   369,254     49,804
                                                                 ---------  --------  --------   --------
  Net Realized and Unrealized Gain (Loss).......................   284,776   432,895   490,223    101,739
                                                                 ---------  --------  --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $ 351,955  $537,244  $609,371   $129,805
                                                                 =========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA Real
                                                                                              Estate     Large Cap
                                                                 U.S. Small    U.S. Micro   Securities International
                                                                Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $13, $8, $0 and $4,006,
   respectively)...............................................   $ 72,840      $ 34,362     $136,193    $ 46,151
  Income from Securities Lending...............................      6,710         3,508          390       1,498
                                                                  --------      --------     --------    --------
     Total Investment Income...................................     79,550        37,870      136,583      47,649
                                                                  --------      --------     --------    --------
Expenses
  Investment Advisory Services Fees............................     17,189        12,623        5,934       3,955
  Accounting & Transfer Agent Fees.............................        279           146          199          96
  Custodian Fees...............................................         77            44           37         148
  Filing Fees..................................................         57            41           50          29
  Shareholders' Reports........................................         94            53           80          58
  Directors'/Trustees' Fees & Expenses.........................         36            19           26          12
  Professional Fees............................................         87            48           59          30
  Other........................................................        136            71           94          54
                                                                  --------      --------     --------    --------
     Total Expenses............................................     17,955        13,045        6,479       4,382
                                                                  --------      --------     --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (196)         --
  Fees Paid Indirectly (Note C)................................         --            --           --          (7)
                                                                  --------      --------     --------    --------
  Net Expenses.................................................     17,955        13,045        6,283       4,375
                                                                  --------      --------     --------    --------
  Net Investment Income (Loss).................................     61,595        24,825      130,300      43,274
                                                                  --------      --------     --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    262,832       186,042       (4,684)    (20,004)
    Futures....................................................         --        (2,258)          --         769
    Foreign Currency Transactions..............................         --            --           --        (569)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     86,745       (25,992)      35,996     148,032
    Translation of Foreign Currency Denominated Amounts........         --            --           --         317
                                                                  --------      --------     --------    --------
  Net Realized and Unrealized Gain (Loss)......................    349,577       157,792       31,312     128,545
                                                                  --------      --------     --------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $411,172      $182,617     $161,612    $171,819
                                                                  ========      ========     ========    ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     International  Japanese  Asia Pacific
                                                                       International     Small       Small       Small
                                                                        Core Equity     Company     Company     Company
                                                                         Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                       ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $8,657, $519 and $111,
     respectively)....................................................         --      $111,084     $ 4,680     $ 4,990
    Income from Securities Lending....................................         --         9,391         448         414
    Expenses Allocated from Affiliated Investment Companies...........         --        (5,420)       (311)       (194)
                                                                         --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies............................................         --       115,055       4,817       5,210
                                                                         --------      --------     -------     -------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $15,460, $0, $0 and $0,
   respectively)......................................................   $182,091            --          --          --
  Interest............................................................          2             9          --          --
  Income from Securities Lending......................................      8,610            --          --          --
                                                                         --------      --------     -------     -------
     Total Investment Income..........................................    190,703             9          --          --
                                                                         --------      --------     -------     -------
Fund Expenses
  Investment Advisory Services Fees...................................     22,135            --          --          --
  Administrative Services Fees........................................         --        17,485         960         574
  Accounting & Transfer Agent Fees....................................        363            30           4           4
  Custodian Fees......................................................        764             1          --          --
  Filing Fees.........................................................        110            54          10          10
  Shareholders' Reports...............................................        115           108           2           3
  Directors'/Trustees' Fees & Expenses................................         46            32           2           1
  Professional Fees...................................................        116            20           2           2
  Other...............................................................        194           111           6           5
                                                                         --------      --------     -------     -------
     Total Expenses...................................................     23,843        17,841         986         599
                                                                         --------      --------     -------     -------
  Fees Paid Indirectly (Note C).......................................        (23)           --          --          --
                                                                         --------      --------     -------     -------
  Net Expenses........................................................     23,820        17,841         986         599
                                                                         --------      --------     -------     -------
  Net Investment Income (Loss)........................................    166,883        97,223       3,831       4,611
                                                                         --------      --------     -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................    138,114       317,803       8,141      (2,001)
    Futures...........................................................         --        (4,583)         --          --
    Foreign Currency Transactions.....................................     (1,812)       (2,994)          3        (163)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................    502,048       228,991      21,325      (4,918)
    Futures...........................................................         --            (5)         --          --
    Translation of Foreign Currency Denominated Amounts...............      1,140           775          79           1
                                                                         --------      --------     -------     -------
  Net Realized and Unrealized Gain (Loss).............................    639,490       539,987      29,548      (7,081)
                                                                         --------      --------     -------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................   $806,373      $637,210     $33,379     $(2,470)
                                                                         ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       United                    DFA          DFA
                                                                      Kingdom   Continental International   Global
                                                                       Small       Small     Real Estate  Real Estate
                                                                      Company     Company    Securities   Securities
                                                                     Portfolio* Portfolio*    Portfolio    Portfolio
                                                                     ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................   $  607     $ 2,155           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $122,372
    Income from Securities Lending..................................        7         293           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (122)          --           --
                                                                       ------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      595       2,326           --      122,372
                                                                       ------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................       --          --     $ 63,774          797
  Income from Securities Lending....................................       --          --        1,378           --
                                                                       ------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       65,152          797
                                                                       ------     -------     --------     --------
Fund Expenses
  Investment Advisory Services Fees.................................       --          --        4,994        4,397
  Administrative Services Fees......................................       67         392           --           --
  Accounting & Transfer Agent Fees..................................        2           3           97           13
  Custodian Fees....................................................       --          --          204            1
  Filing Fees.......................................................        8          11           34           44
  Shareholders' Reports.............................................        1           2           37           52
  Directors'/Trustees' Fees & Expenses..............................       --           1           12           13
  Professional Fees.................................................        1           1           30            8
  Other.............................................................        1           3           52           33
                                                                       ------     -------     --------     --------
     Total Expenses.................................................       80         413        5,460        4,561
                                                                       ------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................       (2)         --           --       (3,559)
  Fees Paid Indirectly (Note C).....................................       --          --           (8)          --
                                                                       ------     -------     --------     --------
  Net Expenses......................................................       78         413        5,452        1,002
                                                                       ------     -------     --------     --------
  Net Investment Income (Loss)......................................      517       1,913       59,700      122,167
                                                                       ------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,823       7,640      (17,397)          80
    Futures.........................................................       --        (267)          --           --
    Foreign Currency Transactions...................................      (11)        (56)        (852)          --
    In-Kind Redemptions.............................................       --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................      432      15,005       80,713      (32,470)
    Futures.........................................................       --           4           --           --
    Translation of Foreign Currency Denominated Amounts.............        5          10          422           --
                                                                       ------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)...........................    2,249      22,336       62,886      (32,390)
                                                                       ------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $2,766     $24,249     $122,586     $ 89,777
                                                                       ======     =======     ========     ========

                                                                          DFA
                                                                     International
                                                                       Small Cap
                                                                         Value
                                                                       Portfolio
                                                                     -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Taxes Withheld of $2, $321, $0, $0 and $0,
     respectively)..................................................         --
    Income Distributions Received from Affiliated Investment
     Companies......................................................         --
    Income from Securities Lending..................................         --
    Expenses Allocated from Affiliated Investment Company...........         --
                                                                       --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................         --
                                                                       --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $8,008, $0 and
   $10,912, respectively)...........................................   $155,153
  Income from Securities Lending....................................      8,719
                                                                       --------
     Total Fund Investment Income...................................    163,872
                                                                       --------
Fund Expenses
  Investment Advisory Services Fees.................................     38,530
  Administrative Services Fees......................................         --
  Accounting & Transfer Agent Fees..................................        343
  Custodian Fees....................................................        814
  Filing Fees.......................................................         83
  Shareholders' Reports.............................................        127
  Directors'/Trustees' Fees & Expenses..............................         44
  Professional Fees.................................................        115
  Other.............................................................        184
                                                                       --------
     Total Expenses.................................................     40,240
                                                                       --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................         --
  Fees Paid Indirectly (Note C).....................................        (22)
                                                                       --------
  Net Expenses......................................................     40,218
                                                                       --------
  Net Investment Income (Loss)......................................    123,654
                                                                       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    156,150
    Futures.........................................................     (5,555)
    Foreign Currency Transactions...................................     (3,205)
    In-Kind Redemptions.............................................    148,970
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    520,445
    Futures.........................................................         --
    Translation of Foreign Currency Denominated Amounts.............      1,436
                                                                       --------
  Net Realized and Unrealized Gain (Loss)...........................    818,241
                                                                       --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $941,895
                                                                       ========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       World ex U.S.
                                                           International World ex U.S.   Targeted    World ex U.S. World Core
                                                           Vector Equity     Value         Value      Core Equity    Equity
                                                             Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                           ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
    Dividends (Net of Taxes Withheld of $0, $134, $51,
     $0 and $0, respectively).............................         --       $1,497        $   360            --          --
    Income Distributions Received from Affiliated
     Investment Companies.................................         --          115          1,318       $   603      $  727
    Income from Securities Lending........................         --           56             66            --          --
    Expenses Allocated from Affiliated Investment
     Companies............................................         --         (107)           (47)           --          --
                                                              -------       ------        -------       -------      ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.....................         --        1,561          1,697           603         727
                                                              -------       ------        -------       -------      ------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $1,604, $0, $0,
   $652 and $0, respectively).............................    $19,660           --             --         7,115          --
  Income from Securities Lending..........................      1,000           --             --           271          --
                                                              -------       ------        -------       -------      ------
     Total Investment Income..............................     20,660           --             --         7,989          --
                                                              -------       ------        -------       -------      ------
Fund Expenses
  Investment Advisory Services Fees.......................      3,135          270            526         1,141         169
  Accounting & Transfer Agent Fees........................         48            3              4            16           6
  Custodian Fees..........................................        110            1              2           198          --
  Filing Fees.............................................         23            9             18            24          11
  Shareholders' Reports...................................         23            1              1             5           6
  Directors'/Trustees' Fees & Expenses....................          5           --              1             2          --
  Professional Fees.......................................         13            4              5             5           3
  Other...................................................         32            2              3             9           1
                                                              -------       ------        -------       -------      ------
     Total Expenses.......................................      3,389          290            560         1,400         196
                                                              -------       ------        -------       -------      ------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...............................................         --         (123)          (433)         (282)       (173)
  Fees Paid Indirectly (Note C)...........................         (3)          --             --            (5)         --
                                                              -------       ------        -------       -------      ------
  Net Expenses............................................      3,386          167            127         1,113          23
                                                              -------       ------        -------       -------      ------
  Net Investment Income (Loss)............................     17,274        1,394          1,570         6,876         704
                                                              -------       ------        -------       -------      ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies...................................         --          169          1,932            --         171
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................      3,397          669         (2,005)       (9,726)       (285)
    Futures...............................................         --           --             --           (69)         --
    Foreign Currency Transactions.........................       (372)         (42)            (6)         (253)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............     75,678        4,015         12,608        52,042       6,310
    Translation of Foreign Currency Denominated
     Amounts..............................................        111            9             --            23          --
                                                              -------       ------        -------       -------      ------
  Net Realized and Unrealized Gain (Loss).................     78,814        4,820         12,529        42,017       6,196
                                                              -------       ------        -------       -------      ------
Net Increase (Decrease) in Net Assets Resulting
 from Operations..........................................    $96,088       $6,214        $14,099       $48,893      $6,900
                                                              =======       ======        =======       =======      ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                     Selectively              Emerging   Emerging   Emerging
                                                                       Hedged      Emerging   Markets    Markets     Markets
                                                                    Global Equity  Markets   Small Cap    Value    Core Equity
                                                                      Portfolio   Portfolio* Portfolio* Portfolio*  Portfolio
                                                                    ------------- ---------- ---------- ---------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Taxes Withheld of $0, $4,290, $3,700,
     $17,297 and $0, respectively).................................         --     $ 31,032   $ 33,900  $ 113,318         --
    Income Distributions Received from Affiliated Investment
     Companies.....................................................    $ 1,176           --         --         --         --
    Interest.......................................................         --            5         --          3         --
    Income from Securities Lending.................................         --        2,468     15,132     13,539         --
    Expenses Allocated from Affiliated Investment Companies........         --       (3,095)    (6,611)   (13,948)        --
                                                                       -------     --------   --------  ---------   --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.........................................      1,176       30,410     42,421    112,912         --
                                                                       -------     --------   --------  ---------   --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $0, $0, $0 and $15,986,
   respectively)...................................................         --           --         --         --   $119,079
  Interest.........................................................          3           --         --         --          5
  Income from Securities Lending...................................         --           --         --         --     21,075
                                                                       -------     --------   --------  ---------   --------
     Total Fund Investment Income..................................          3           --         --         --    140,159
                                                                       -------     --------   --------  ---------   --------
Fund Expenses
  Investment Advisory Services Fees................................        253           --         --         --     43,141
  Administrative Services Fees.....................................         --        8,103     11,188     35,335         --
  Accounting & Transfer Agent Fees.................................          3           15         17         58        451
  Custodian Fees...................................................         --           --         --         --      3,262
  Shareholder Servicing Fees --
    Class R2 Shares................................................         --           --         --        119         --
  Filing Fees......................................................         10           39         46         74        110
  Shareholders' Reports............................................          1           73         39        137        161
  Directors'/Trustees' Fees & Expenses.............................          1           15         18         65         57
  Professional Fees................................................          4            8          9         31        178
  Other............................................................          2           49         59        214        228
                                                                       -------     --------   --------  ---------   --------
     Total Expenses................................................        274        8,302     11,376     36,033     47,588
                                                                       -------     --------   --------  ---------   --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................       (210)          --         --         --         --
  Fees Paid Indirectly (Note C)....................................         --           --         --         --        (47)
                                                                       -------     --------   --------  ---------   --------
  Net Expenses.....................................................         64        8,302     11,376     36,033     47,541
                                                                       -------     --------   --------  ---------   --------
  Net Investment Income (Loss).....................................      1,115       22,108     31,045     76,879     92,618
                                                                       -------     --------   --------  ---------   --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        469           --         --         --         --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................       (251)      (7,562)   130,012   (349,708)    (7,484)
    Futures........................................................        248        2,301         --         --         --
    Foreign Currency Transactions..................................      2,652       (1,089)    (1,036)    (2,551)    (1,464)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................      7,197       85,333    165,394    822,207    501,108
    Futures........................................................        (49)           4         --         --         --
    Translation of Foreign Currency Denominated Amounts............       (818)          30        145         59         50
                                                                       -------     --------   --------  ---------   --------
  Net Realized and Unrealized Gain (Loss)..........................      9,448       79,017    294,515    470,007    492,210
                                                                       -------     --------   --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................    $10,563     $101,125   $325,560  $ 546,886   $584,828
                                                                       =======     ========   ========  =========   ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Enhanced U.S. Large     U.S. Large Cap       U.S. Large Cap Value
                                                  Company Portfolio     Equity Portfolio            Portfolio
                                                --------------------  --------------------  ------------------------
                                                Six Months    Year    Six Months    Year    Six Months       Year
                                                   Ended     Ended       Ended     Ended       Ended        Ended
                                                 April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,     Oct. 31,
                                                   2015       2014       2015       2014       2015          2014
                                                ----------- --------  ----------- --------  -----------  -----------
                                                (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $    564   $  1,136   $  4,028   $  3,451  $   153,369  $   238,575
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................     1,844        643      1,661        563      404,525      600,495
   Futures.....................................    11,422     31,175        367         --          (67)          --
   Foreign Currency Transactions...............       629       (151)        --         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    (1,612)       332     13,344     24,836       12,679    1,088,709
   Futures.....................................    (3,469)      (852)        --         --            4           --
   Translation of Foreign Currency
    Denominated Amounts........................      (191)       408         --         --           --           --
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     9,187     32,691     19,400     28,850      570,510    1,927,779
                                                 --------   --------   --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (572)      (903)    (3,235)    (3,170)    (150,922)    (230,364)
  Net Short-Term Gains:
   Institutional Class Shares..................   (10,591)        --       (285)       (40)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................   (16,610)        --       (266)        --      (86,223)          --
                                                 --------   --------   --------   --------  -----------  -----------
     Total Distributions.......................   (27,773)      (903)    (3,786)    (3,210)    (237,145)    (230,364)
                                                 --------   --------   --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    25,900     36,703    311,765    134,371    1,936,199    3,477,302
  Shares Issued in Lieu of Cash Distributions..    24,218        757      3,649      3,180      217,906      209,934
  Shares Redeemed..............................   (32,680)   (65,369)   (58,892)   (23,643)  (1,876,152)  (2,200,742)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    17,438    (27,909)   256,522    113,908      277,953    1,486,494
                                                 --------   --------   --------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (1,148)     3,879    272,136    139,548      611,318    3,183,909
Net Assets
  Beginning of Period..........................   216,719    212,840    274,955    135,407   15,146,981   11,963,072
                                                 --------   --------   --------   --------  -----------  -----------
  End of Period................................  $215,571   $216,719   $547,091   $274,955  $15,758,299  $15,146,981
                                                 ========   ========   ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     1,994      2,890     24,322     11,205       57,146      108,157
  Shares Issued in Lieu of Cash Distributions..     2,070         60        290        265        6,679        6,479
  Shares Redeemed..............................    (2,641)    (5,263)    (4,522)    (1,962)     (55,447)     (68,360)
                                                 --------   --------   --------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,423     (2,313)    20,090      9,508        8,378       46,276
                                                 ========   ========   ========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $    141   $    149   $  1,295   $    502  $    35,109  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  U.S. Targeted Value     U.S. Small Cap Value
                                                       Portfolio                Portfolio         U.S. Core Equity 1 Portfolio
                                                ----------------------  ------------------------  ---------------------------
                                                Six Months     Year     Six Months       Year     Six Months         Year
                                                   Ended      Ended        Ended        Ended        Ended          Ended
                                                 April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,       Oct. 31,
                                                   2015        2014        2015          2014        2015            2014
                                                ----------- ----------  -----------  -----------  -----------    -----------
                                                (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   40,167  $   44,264  $    67,179  $    70,490  $   104,349    $   146,885
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    101,300     262,739      449,654      462,894       86,839         51,551
   Futures.....................................     (1,061)         --       (2,510)     (12,757)          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................     64,839     116,751     (162,368)     404,462      346,056      1,034,068
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    205,245     423,754      351,955      925,089      537,244      1,232,504
                                                ----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (160)        (80)          --           --           --             --
   Class R2 Shares.............................       (401)       (330)          --           --           --             --
   Institutional Class Shares..................    (33,047)    (37,254)     (49,002)     (63,952)     (98,354)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares.............................        (49)        (32)          --           --           --             --
   Class R2 Shares.............................       (144)        (84)          --           --           --             --
   Institutional Class Shares..................     (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,235)       (544)          --           --           --             --
   Class R2 Shares.............................     (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares..................   (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (280,867)   (289,023)    (476,117)    (510,257)    (147,823)      (170,606)
                                                ----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,187,607   1,893,177    1,371,502    2,936,905    2,059,434      3,297,271
  Shares Issued in Lieu of Cash Distributions..    267,131     271,172      428,990      463,121      140,798        161,062
  Shares Redeemed..............................   (564,385)   (921,922)    (946,674)  (1,829,533)    (806,541)    (1,305,580)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    890,353   1,242,427      853,818    1,570,493    1,393,691      2,152,753
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    814,731   1,377,158      729,656    1,985,325    1,783,112      3,214,651
Net Assets
  Beginning of Period..........................  5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                                ----------  ----------  -----------  -----------   -----------   -----------
  End of Period................................ $6,405,638  $5,590,907  $12,241,962  $11,512,306  $12,563,942    $10,780,830
                                                ==========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     52,690      83,026       39,093       83,520      114,197        195,985
  Shares Issued in Lieu of Cash Distributions..     12,769      12,467       13,072       13,724        8,067          9,673
  Shares Redeemed..............................    (25,253)    (40,542)     (27,125)     (52,171)     (44,733)       (77,540)
                                                ----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     40,206      54,951       25,040       45,073       77,531        128,118
                                                ==========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $   12,678  $    6,119  $    22,137  $     3,960  $    25,698    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                           ---------------------------  ---------------------------  ------------------------
                                           Six Months         Year      Six Months        Year       Six Months       Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                            April 30,       Oct. 31,     April 30,      Oct. 31,      April 30,     Oct. 31,
                                              2015            2014         2015           2014          2015          2014
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (Unaudited)                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   119,148    $   177,308   $   28,066     $   40,510    $    61,595  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     119,176         91,185       52,746        115,011        262,832      281,378
    Futures...............................       1,793             --         (811)            --             --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................     369,254      1,187,562       49,804        197,283         86,745      332,001
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     609,371      1,456,055      129,805        352,804        411,172      685,496
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (111,046)      (165,687)     (25,546)       (37,709)       (53,935)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares............          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares............     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (200,903)      (268,950)    (134,591)       (78,167)      (322,247)    (304,305)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   1,966,628      2,965,961      441,647        798,485      1,586,732    2,450,541
  Shares Issued in Lieu of Cash
   Distributions..........................     198,218        265,683      133,755         77,784        303,116      285,840
  Shares Redeemed.........................    (994,899)    (1,489,137)    (320,001)      (543,429)      (810,067)  (1,316,683)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,169,947      1,742,507      255,401        332,840      1,079,781    1,419,698
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,578,415      2,929,612      250,615        607,477      1,168,706    1,800,889
Net Assets
  Beginning of Period.....................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $14,497,591    $12,919,176   $3,751,934     $3,501,319    $10,416,422  $ 9,247,716
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     111,535        178,876       26,261         48,426         50,701       80,252
  Shares Issued in Lieu of Cash
   Distributions..........................      11,709         16,353        8,439          4,849         10,250        9,623
  Shares Redeemed.........................     (56,509)       (89,926)     (19,188)       (33,059)       (25,809)     (43,155)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,735        105,303       15,512         20,216         35,142       46,720
                                            ===========   ===========   ==========      ==========   ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    30,115    $    22,013   $    7,019     $    4,499    $    13,541  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA Real Estate Securities Large Cap International
                                                U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                                ----------------------   -------------------------  ----------------------
                                                Six Months      Year     Six Months       Year      Six Months     Year
                                                   Ended       Ended        Ended        Ended         Ended      Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                   2015         2014        2015          2014         2015        2014
                                                -----------  ----------  -----------   ----------   ----------- ----------
                                                (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   24,825   $   33,465  $  130,300    $  135,078   $   43,274  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    186,042      293,787      (4,684)       51,264      (20,004)     (5,883)
    Futures....................................     (2,258)        (692)         --          (553)         769          --
    Foreign Currency Transactions..............         --           --          --            --         (569)     (1,034)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (25,992)      40,078      35,996       857,969      148,032     (85,773)
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --          --            --          317        (232)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    182,617      366,638     161,612     1,043,758      171,819       7,224
                                                ----------   ----------  ----------    ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (20,379)     (30,943)   (148,932)     (156,934)     (23,892)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares.................         --      (12,783)         --            --           --          --
  Net Long-Term Gains:
    Institutional Class Shares.................   (278,652)    (200,738)         --            --           --          --
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Distributions.......................   (299,031)    (244,464)   (148,932)     (156,934)     (23,892)    (98,177)
                                                ----------   ----------  ----------    ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    344,949      732,739     656,000     1,531,390      521,800     711,014
  Shares Issued in Lieu of Cash
   Distributions...............................    277,905      228,631     146,486       154,320       21,728      89,712
  Shares Redeemed..............................   (383,403)    (750,348)   (625,239)     (642,193)    (470,912)   (337,040)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    239,451      211,022     177,247     1,043,517       72,616     463,686
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    123,037      333,196     189,927     1,930,341      220,543     372,733
Net Assets
  Beginning of Period..........................  5,029,027    4,695,831   6,607,759     4,677,418    3,127,847   2,755,114
                                                ----------   ----------  ----------    ----------   ----------  ----------
  End of Period................................ $5,152,064   $5,029,027  $6,797,686    $6,607,759   $3,348,390  $3,127,847
                                                ==========   ==========  ==========    ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     17,744       37,333      19,260        53,449       24,469      31,887
  Shares Issued in Lieu of Cash
   Distributions...............................     15,215       11,975       4,518         5,604        1,063       3,956
  Shares Redeemed..............................    (19,846)     (38,226)    (18,462)      (22,496)     (21,806)    (15,048)
                                                ----------   ----------  ----------    ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     13,113       11,082       5,316        36,557        3,726      20,795
                                                ==========   ==========  ==========    ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    6,987   $    2,541  $    4,909    $   23,541   $   26,965  $    7,583

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               International Core Equity    International Small    Japanese Small Company
                                                       Portfolio             Company Portfolio           Portfolio
                                               ------------------------  ------------------------  --------------------
                                               Six Months       Year     Six Months       Year     Six Months     Year
                                                  Ended        Ended        Ended        Ended        Ended      Ended
                                                April 30,     Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                                  2015          2014        2015          2014        2015        2014
                                               -----------  -----------  -----------  -----------  -----------  --------
                                               (Unaudited)               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   166,883  $   335,306  $    97,223  $   194,864   $  3,831    $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold................     138,114     (183,788)     317,803      303,846      8,141       9,738
    Futures...................................          --           --       (4,583)        (945)        --          --
    Foreign Currency Transactions.............      (1,812)      (1,661)      (2,994)        (909)         3        (118)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................     502,048     (293,395)     228,991     (612,635)    21,325      (8,349)
    Futures...................................          --           --           (5)          --         --          --
    Translation of Foreign Currency
     Denominated Amounts......................       1,140         (699)         775         (606)        79        (112)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     806,373     (144,237)     637,210     (116,385)    33,379       6,660
                                               -----------  -----------  -----------  -----------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................     (94,872)    (320,068)    (126,663)    (190,299)    (7,758)    (11,539)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --      (27,069)     (27,834)        --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (250,320)    (211,626)        --          --
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Distributions......................     (94,872)    (320,068)    (404,052)    (429,759)    (7,758)    (11,539)
                                               -----------  -----------  -----------  -----------   --------    --------
Capital Share Transactions (1):
  Shares Issued...............................   2,756,427    4,323,558      927,051    1,513,008      6,650     176,108
  Shares Issued in Lieu of Cash
   Distributions..............................      90,916      309,979      393,836      418,230      7,251      10,648
  Shares Redeemed.............................  (1,670,322)  (1,383,156)  (1,087,304)  (1,061,294)   (52,149)    (87,819)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Capital
      Share Transactions......................   1,177,021    3,250,381      233,583      869,944    (38,248)     98,937
                                               -----------  -----------  -----------  -----------   --------    --------
     Total Increase (Decrease) in Net
      Assets..................................   1,888,522    2,786,076      466,741      323,800    (12,627)     94,058
Net Assets
  Beginning of Period.........................  12,294,542    9,508,466    8,844,517    8,520,717    508,190     414,132
                                               -----------  -----------  -----------  -----------   --------    --------
  End of Period............................... $14,183,064  $12,294,542  $ 9,311,258  $ 8,844,517   $495,563    $508,190
                                               ===========  ===========  ===========  ===========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     229,580      340,141       53,097       78,077        353       9,215
  Shares Issued in Lieu of Cash
   Distributions..............................       7,933       23,911       23,782       22,420        406         579
  Shares Redeemed.............................    (138,744)    (108,799)     (61,818)     (54,917)    (2,777)     (4,681)
                                               -----------  -----------  -----------  -----------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................      98,769      255,253       15,061       45,580     (2,018)      5,113
                                               ===========  ===========  ===========  ===========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   112,724  $    40,713  $     6,786  $    36,226   $ (1,404)   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                      Portfolio             Company Portfolio         Portfolio
                                                -------------------------  -------------------  ------------------------
                                                Six Months       Year      Six Months    Year   Six Months      Year
                                                   Ended        Ended         Ended     Ended      Ended       Ended
                                                 April 30,     Oct. 31,     April 30,  Oct. 31,  April 30,    Oct. 31,
                                                   2015          2014         2015       2014      2015         2014
                                                -----------    --------    ----------- -------- -----------   --------
                                                (Unaudited)                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $   4,611     $ 13,132      $   517   $   952   $  1,913     $  3,584
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     (2,001)         227        1,823     2,353      7,640        5,664
    Futures....................................         --           --           --        --       (267)         (53)
    Foreign Currency Transactions..............       (163)          --          (11)       (4)       (56)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     (4,918)     (25,748)         432    (2,920)    15,005      (13,937)
    Futures....................................         --           --           --        --          4           --
    Translation of Foreign Currency
     Denominated Amounts.......................          1           (4)           5        (1)        10           (9)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     (2,470)     (12,393)       2,766       380     24,249       (4,771)
                                                 ---------      --------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (16,487)     (12,860)        (554)     (919)      (354)      (3,660)
  Net Short-Term Gains:
    Institutional Class Shares.................         --           --          (57)       --         --           --
  Net Long-Term Gains:
    Institutional Class Shares.................         --           --       (2,151)     (406)        --           --
                                                 ---------      --------     -------   -------   --------      --------
     Total Distributions.......................    (16,487)     (12,860)      (2,762)   (1,325)      (354)      (3,660)
                                                 ---------      --------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................      7,626       80,887        2,896     5,784     68,682       23,560
  Shares Issued in Lieu of Cash Distributions..     15,524       12,189        2,149     1,013        294        3,003
  Shares Redeemed..............................   (101,326)     (34,872)      (3,386)   (7,898)   (14,006)     (19,977)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    (78,176)      58,204        1,659    (1,101)    54,970        6,586
                                                 ---------      --------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    (97,133)      32,951        1,663    (2,046)    78,865       (1,845)
Net Assets
  Beginning of Period..........................    364,117      331,166       35,050    37,096    168,961      170,806
                                                 ---------      --------     -------   -------   --------      --------
  End of Period................................  $ 266,984     $364,117      $36,713   $35,050   $247,826     $168,961
                                                 =========      ========     =======   =======   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        367        3,484           86       151      3,444        1,098
  Shares Issued in Lieu of Cash Distributions..        792          549           68        27         16          133
  Shares Redeemed..............................     (4,968)      (1,459)        (100)     (206)      (698)        (926)
                                                 ---------      --------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     (3,809)       2,574           54       (28)     2,762          305
                                                 =========      ========     =======   =======   ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $  (4,831)    $  7,045      $    69   $   106   $  1,678     $    119

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                           Six Months       Year       Six Months     Year     Six Months       Year
                                              Ended        Ended          Ended      Ended        Ended        Ended
                                            April 30,     Oct. 31,      April 30,   Oct. 31,    April 30,     Oct. 31,
                                              2015          2014          2015        2014        2015          2014
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (Unaudited)                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   59,700    $  105,809    $  122,167  $   82,794  $   123,654  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,397)        3,629            80      (2,790)     156,150      220,979
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........       (852)         (581)           --          --       (3,205)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      148,970           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     80,713        99,706       (32,470)    305,008      520,445     (457,867)
    Translation of Foreign Currency
     Denominated Amounts..................        422          (267)           --          --        1,436         (878)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    122,586       208,296        89,777     385,012      941,895      (26,745)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (140,423)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (347,503)    (367,312)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    480,363     1,020,832       721,079   1,203,232    1,532,705    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      316,064      335,987
  Shares Redeemed.........................   (231,208)     (298,766)     (367,181)   (364,111)  (1,204,579)  (1,528,972)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    430,404       827,366       475,806     909,789      644,190      929,929
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    370,266       929,399       441,302   1,222,765    1,238,582      535,872
Net Assets
  Beginning of Period.....................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $3,458,642    $3,088,376    $3,746,774  $3,305,472  $12,923,353  $11,684,771
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     88,117       190,067        66,604     123,414       79,884      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       17,549       16,875
  Shares Redeemed.........................    (42,844)      (56,784)      (34,108)    (37,911)     (63,085)     (74,184)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     80,264       154,773        44,380      93,711       34,348       45,110
                                           ==========     ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (276,194)   $ (153,170)   $   19,670  $   21,784  $     3,808  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity  World ex U.S. Value  World ex U.S. Targeted
                                                            Portfolio                  Portfolio          Value Portfolio
                                                     --------------------------  --------------------  --------------------
                                                     Six Months       Year       Six Months    Year    Six Months     Year
                                                        Ended        Ended          Ended     Ended       Ended      Ended
                                                      April 30,     Oct. 31,      April 30,  Oct. 31,   April 30,   Oct. 31,
                                                        2015          2014          2015       2014       2015        2014
                                                     -----------    ----------   ----------- --------  -----------  --------
                                                     (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   17,274    $   32,958     $  1,394   $  4,175   $  1,570    $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --          169        157      1,932         983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      3,397        14,492          669      1,007     (2,005)     (2,175)
    Futures.........................................         --            --           --          1         --           1
    Foreign Currency Transactions...................       (372)         (376)         (42)       (40)        (6)         (9)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.......................................     75,678       (66,559)       4,015     (6,120)    12,608      (4,735)
    Futures.........................................         --            --           --          1         --          --
    Translation of Foreign Currency Denominated
     Amounts........................................        111           (93)           9        (12)        --          --
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     96,088       (19,578)       6,214       (831)    14,099      (3,358)
                                                     ----------     ----------    --------   --------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................     (8,980)      (31,342)        (944)    (4,113)    (1,813)     (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)          --         --         --         (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)          --         --       (408)     (1,147)
                                                     ----------     ----------    --------   --------   --------    --------
     Total Distributions............................    (21,165)      (39,235)        (944)    (4,113)    (2,221)     (3,677)
                                                     ----------     ----------    --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................    394,644       399,996       12,133     10,506    105,252      99,296
  Shares Issued in Lieu of Cash Distributions.......     20,977        38,822          944      4,102      2,222       3,678
  Shares Redeemed...................................   (129,258)     (165,226)      (6,443)   (13,300)   (43,417)    (40,853)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    286,363       273,592        6,634      1,308     64,057      62,121
                                                     ----------     ----------    --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets........    361,286       214,779       11,904     (3,636)    75,935      55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774      113,951    117,587    151,096      96,010
                                                     ----------     ----------    --------   --------   --------    --------
  End of Period..................................... $1,666,839    $1,305,553     $125,855   $113,951   $227,031    $151,096
                                                     ==========     ==========    ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     35,485        33,823        1,077        889      8,977       7,921
  Shares Issued in Lieu of Cash Distributions.......      2,013         3,246           89        340        199         299
  Shares Redeemed...................................    (11,793)      (13,983)        (582)    (1,114)    (3,751)     (3,412)
                                                     ----------     ----------    --------   --------   --------    --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     25,705        23,086          584        115      5,425       4,808
                                                     ==========     ==========    ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   12,974    $    4,680     $    793   $    343   $    (25)   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          World ex U.S. Core    World Core Equity    Selectively Hedged
                                           Equity Portfolio         Portfolio       Global Equity Portfolio
                                         --------------------  -------------------  ----------------------
                                         Six Months    Year    Six Months    Year   Six Months     Year
                                            Ended     Ended       Ended     Ended      Ended      Ended
                                          April 30,  Oct. 31,   April 30,  Oct. 31,  April 30,   Oct. 31,
                                            2015       2014       2015       2014      2015        2014
                                         ----------- --------  ----------- -------- -----------  --------
                                         (Unaudited)           (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........  $  6,876   $  6,084   $    704   $   341   $  1,115    $  2,127
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................        --         --        171         3        469         342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........    (9,726)      (107)      (285)      247       (251)      1,409
   Futures..............................       (69)        --         --        --        248         572
   Foreign Currency Transactions........      (253)        --         --        --      2,652       1,469
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    52,042    (13,820)     6,310    (2,851)     7,197       1,003
   Futures..............................        --         --         --        --        (49)        (82)
   Translation of Foreign Currency
    Denominated Amounts.................        23         --         --        --       (818)        610
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    48,893     (7,843)     6,900    (2,260)    10,563       7,450
                                          --------   --------   --------   -------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (1,911)    (6,099)      (706)     (348)    (4,603)     (1,858)
  Net Short-Term Gains:
   Institutional Class Shares...........        --        (64)       (12)      (10)      (365)       (281)
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --       (232)      (14)    (1,915)       (539)
                                          --------   --------   --------   -------   --------    --------
    Total Distributions.................    (1,911)    (6,163)      (950)     (372)    (6,883)     (2,678)
                                          --------   --------   --------   -------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................   433,526    312,847     62,450    79,069     56,248      71,131
  Shares Issued in Lieu of Cash
   Distributions........................     1,905      6,153        950       372      6,883       2,678
  Shares Redeemed.......................   (48,016)   (28,066)    (3,664)   (2,830)   (13,430)    (22,653)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions.........   387,415    290,934     59,736    76,611     49,701      51,156
                                          --------   --------   --------   -------   --------    --------
    Total Increase (Decrease) in Net
     Assets.............................   434,397    276,928     65,686    73,979     53,381      55,928
Net Assets
  Beginning of Period...................   406,648    129,720     75,707     1,728    147,276      91,348
                                          --------   --------   --------   -------   --------    --------
  End of Period.........................  $841,045   $406,648   $141,393   $75,707   $200,657    $147,276
                                          ========   ========   ========   =======   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................    41,687     28,743      4,730     5,733      4,036       5,123
  Shares Issued in Lieu of Cash
   Distributions........................       189        556         74        27        532         205
  Shares Redeemed.......................    (4,643)    (2,595)      (274)     (216)      (982)     (1,662)
                                          --------   --------   --------   -------   --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................    37,233     26,704      4,530     5,544      3,586       3,666
                                          ========   ========   ========   =======   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................  $  4,963   $     (2)  $     (2)  $    --   $   (457)   $  3,031

                                            Emerging Markets
                                                Portfolio
                                         ----------------------
                                         Six Months     Year
                                            Ended      Ended
                                          April 30,   Oct. 31,
                                            2015        2014
                                         ----------- ----------
                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   22,108  $   81,253
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies............................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (7,562)    (24,604)
   Futures..............................      2,301          --
   Foreign Currency Transactions........     (1,089)       (658)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     85,333      12,634
   Futures..............................          4          --
   Translation of Foreign Currency
    Denominated Amounts.................         30         (12)
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    101,125      68,613
                                         ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (20,540)    (77,881)
  Net Short-Term Gains:
   Institutional Class Shares...........         --          --
  Net Long-Term Gains:
   Institutional Class Shares...........         --     (21,358)
                                         ----------  ----------
    Total Distributions.................    (20,540)    (99,239)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    754,222   1,057,534
  Shares Issued in Lieu of Cash
   Distributions........................     19,042      92,820
  Shares Redeemed.......................   (643,425)   (701,770)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    129,839     448,584
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    210,424     417,958
Net Assets
  Beginning of Period...................  4,073,698   3,655,740
                                         ----------  ----------
  End of Period......................... $4,284,122  $4,073,698
                                         ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     29,560      40,611
  Shares Issued in Lieu of Cash
   Distributions........................        794       3,453
  Shares Redeemed.......................    (25,226)    (26,688)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      5,128      17,376
                                         ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    8,221  $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                    Cap Portfolio              Portfolio             Equity Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year      Six Months      Year      Six Months      Year
                                                 Ended       Ended        Ended        Ended        Ended        Ended
                                               April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2015        2014         2015         2014         2015         2014
                                               ----------  ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   31,045  $   89,085  $    76,879  $   447,291  $    92,618  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    130,012      98,856     (349,708)    (519,942)      (7,484)    (111,516)
   Futures....................................         --          --           --          499           --           --
   Foreign Currency Transactions..............     (1,036)       (968)      (2,551)      (4,493)      (1,464)      (2,722)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    165,394      21,383      822,207     (179,006)     501,108      123,834
   Futures....................................         --          (4)          --           --           --           --
   Translation of Foreign Currency
    Denominated Amounts.......................        145        (137)          59          (29)          50         (212)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    325,560     208,215      546,886     (255,680)     584,828      312,264
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................         --          --       (1,052)      (1,989)          --           --
   Institutional Class Shares.................    (49,507)    (83,100)    (206,913)    (405,752)     (88,437)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares............................         --          --           --          (62)          --           --
   Institutional Class Shares.................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares............................         --          --           --       (1,472)          --           --
   Institutional Class Shares.................    (88,636)    (63,095)          --     (262,348)          --           --
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................   (141,507)   (146,195)    (207,965)    (682,745)     (88,437)    (287,956)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    784,163   1,042,130    2,036,192    3,257,115    2,842,178    4,643,693
  Shares Issued in Lieu of Cash Distributions.    132,937     135,989      196,000      647,473       82,549      266,070
  Shares Redeemed.............................   (324,712)   (421,399)  (2,161,892)  (3,488,728)  (1,663,086)  (2,227,486)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    592,388     756,720       70,300      415,860    1,261,641    2,682,277
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    776,441     818,740      409,221     (522,565)   1,758,032    2,706,585
Net Assets
  Beginning of Period.........................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $5,637,044  $4,860,603  $19,155,563  $18,746,342  $17,485,579  $15,727,547
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     38,020      49,106       77,815      116,998      146,720      235,819
  Shares Issued in Lieu of Cash Distributions.      6,902       6,569        7,939       23,036        4,508       12,932
  Shares Redeemed.............................    (15,992)    (20,277)     (81,835)    (124,198)     (86,503)    (113,406)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     28,930      35,398        3,919       15,836       64,725      135,345
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $  (10,897) $    7,565  $   (93,643) $    37,443  $    32,711  $    28,530

----------
* Net of foreign capital gain taxes withheld of $--, $1,357, $--, $--, $-- and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Enhanced U.S. Large Company Portfolio
                                                             --------------------------------------------------------------

                                                             Six Months      Year      Year      Year      Year      Year
                                                                Ended       Ended     Ended     Ended     Ended     Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2015         2014      2013      2012      2011      2010
-----------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.65     $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.03         0.07      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.47         1.94      2.42      1.20      0.56      1.05
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.50         2.01      2.49      1.27      0.63      1.12
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.03)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
 Net Realized Gains.........................................     (1.66)          --        --        --        --        --
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (1.69)       (0.06)    (0.08)    (0.13)    (0.01)    (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.46     $  13.65  $  11.70  $   9.29  $   8.15  $   7.53
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      4.47%(D)    17.18%    26.99%    15.84%     8.41%    17.40%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $215,571     $216,719  $212,840  $190,011  $171,128  $157,730
Ratio of Expenses to Average Net Assets.....................      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.23%(E)     0.23%     0.24%     0.25%     0.26%     0.26%
Ratio of Net Investment Income to Average Net Assets........      0.52%(E)     0.55%     0.63%     0.80%     0.86%     0.98%
Portfolio Turnover Rate.....................................       108%(D)      202%      139%       76%      140%       78%
-----------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Large Cap Equity Portfolio
                                                             ---------------------------------
                                                                                         Period
                                                             Six Months      Year       June 25,
                                                                Ended       Ended      2013(a) to
                                                              April 30,    Oct. 31,     Oct. 31,
                                                                2015         2014         2013
-----------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.65     $  11.07   $  10.00
                                                              --------     --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.12         0.21       0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.43         1.57       1.04
                                                              --------     --------   --------
   Total from Investment Operations.........................      0.55         1.78       1.10
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)       (0.20)     (0.03)
 Net Realized Gains.........................................     (0.02)          --         --
                                                              --------     --------   --------
   Total Distributions......................................     (0.12)       (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.08     $  12.65   $  11.07
===========================================================  ===========   ========  ==========
Total Return................................................      4.37%(D)    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $547,091     $274,955   $135,407
Ratio of Expenses to Average Net Assets.....................      0.19%(E)     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........      0.18%(E)     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.80%(E)     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.....................................         5%(D)        1%         0%(D)
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  U.S. Large Cap Value Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months         Year            Year            Year           Year
                                                        Ended          Ended           Ended           Ended          Ended
                                                      April 30,       Oct. 31,        Oct. 31,        Oct. 31,       Oct. 31,
                                                        2015            2014            2013            2012           2011
---------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     33.75     $     29.72     $     22.34     $    19.29     $    18.58
                                                   -----------     -----------     -----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.33            0.56            0.47           0.41           0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.91            4.02            7.38           3.04           0.70
                                                   -----------     -----------     -----------     ----------     ----------
   Total from Investment Operations...............        1.24            4.58            7.85           3.45           1.03
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)          (0.55)          (0.47)         (0.40)         (0.32)
 Net Realized Gains...............................       (0.19)             --              --             --             --
                                                   -----------     -----------     -----------     ----------     ----------
   Total Distributions............................       (0.52)          (0.55)          (0.47)         (0.40)         (0.32)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     34.47     $     33.75     $     29.72     $    22.34     $    19.29
=================================================  ===========     ===========     ===========     ==========     ==========
Total Return......................................        3.76%(D)       15.49%          35.52%         18.14%          5.53%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $15,758,299     $15,146,981     $11,963,072     $8,334,585     $7,340,344
Ratio of Expenses to Average Net Assets...........        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................        0.27%(E)        0.27%(B)        0.27%(B)       0.27%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.98%(E)        1.75%           1.82%          1.99%          1.63%
---------------------------------------------------------------------------------------------------------------------------------

                                                   -----------
                                                        Year
                                                       Ended
                                                      Oct. 31,
                                                        2010
-----------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $    15.81
                                                   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.33
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       2.76
                                                   ----------
   Total from Investment Operations...............       3.09
-----------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.32)
 Net Realized Gains...............................         --
                                                   ----------
   Total Distributions............................      (0.32)
-----------------------------------------------------------------
Net Asset Value, End of Period.................... $    18.58
=================================================  ==========
Total Return......................................      19.72%
-----------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,921,036
Ratio of Expenses to Average Net Assets...........       0.28%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.28%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.86%
-----------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 23.19     $ 22.63   $17.28  $ 15.32  $ 14.75  $ 11.73
                                                                -------     -------   ------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14        0.18     0.27     0.15     0.10     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.57        1.86     6.28     2.06     0.60     3.07
                                                                -------     -------   ------  -------  -------  -------
   Total from Investment Operations..........................      0.71        2.04     6.55     2.21     0.70     3.14
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)      (0.16)   (0.22)   (0.13)   (0.10)   (0.12)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                                -------     -------   ------  -------  -------  -------
   Total Distributions.......................................     (1.13)      (1.48)   (1.20)   (0.25)   (0.13)   (0.12)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.77     $ 23.19   $22.63  $ 17.28  $ 15.32  $ 14.75
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.50%(D)    9.47%   40.39%   14.67%    4.69%   26.93%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $31,180     $16,971   $9,470  $49,423  $45,132  $41,316
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.47%    0.48%    0.48%    0.49%
Ratio of Net Investment Income to Average Net Assets.........      1.24%(E)    0.79%    1.42%    0.93%    0.61%    0.59%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
-------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2015         2014     2013     2012     2011     2010
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  23.12     $ 22.57  $ 17.26  $ 15.31  $ 14.76   $11.74
                                                               --------     -------  -------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.15     0.19     0.13     0.07     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.56        1.84     6.31     2.05     0.60     3.07
                                                               --------     -------  -------  -------  -------   ------
   Total from Investment Operations..........................      0.69        1.99     6.50     2.18     0.67     3.12
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.10)      (0.12)   (0.21)   (0.11)   (0.09)   (0.10)
  Net Realized Gains.........................................     (1.01)      (1.32)   (0.98)   (0.12)   (0.03)      --
                                                               --------     -------  -------  -------  -------   ------
   Total Distributions.......................................     (1.11)      (1.44)   (1.19)   (0.23)   (0.12)   (0.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  22.70     $ 23.12  $ 22.57  $ 17.26  $ 15.31   $14.76
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      3.42%(D)    9.30%   40.10%   14.46%    4.50%   26.66%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $119,006     $82,977  $23,305  $12,754  $10,918   $5,967
Ratio of Expenses to Average Net Assets......................      0.62%(E)    0.62%    0.62%    0.63%    0.63%    0.64%
Ratio of Net Investment Income to Average Net Assets.........      1.12%(E)    0.64%    0.95%    0.78%    0.42%    0.44%
Portfolio Turnover Rate......................................         5%(D)      10%      16%      20%      23%      20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     U.S. Targeted Value Portfolio-Institutional Class Shares
                            -------------------------------------------------------------------------  ---------------
                             Six Months       Year        Year        Year        Year        Year       Six Months
                                Ended        Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015          2014        2013        2012        2011        2010          2015
-----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning
 of Period................. $    23.16     $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $     35.82
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.15           0.21        0.24        0.17        0.12        0.09         0.20
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       0.58           1.85        6.31        2.06        0.59        3.06         0.80
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations.............       0.73           2.06        6.55        2.23        0.71        3.15         1.00
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.13)         (0.18)      (0.25)      (0.15)      (0.12)      (0.09)       (0.15)
  Net Realized Gains.......      (1.01)         (1.32)      (0.98)      (0.12)      (0.03)         --        (1.33)
                            ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions.....      (1.14)         (1.50)      (1.23)      (0.27)      (0.15)      (0.09)       (1.48)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    22.75     $    23.16  $    22.60  $    17.28  $    15.32  $    14.76  $     35.34
=========================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...............       3.60%(D)       9.58%      40.40%      14.78%       4.76%      27.02%        3.10%(D)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $6,255,452     $5,490,959  $4,180,974  $2,989,632  $2,487,929  $2,223,982  $12,241,962
Ratio of Expenses to
 Average Net Assets........       0.37%(E)       0.37%       0.37%       0.38%       0.38%       0.38%        0.52%(E)
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.38%(E)       0.90%       1.25%       1.03%       0.71%       0.69%        1.15%(E)
Portfolio Turnover Rate....          5%(D)         10%         16%         20%         23%         20%           8%(D)
-----------------------------------------------------------------------------------------------------------------------

                                    U.S. Small Cap Value Portfolio
                            ------------------------------------------------------------
                                Year        Year        Year        Year        Year
                               Ended       Ended       Ended       Ended       Ended
                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                2014        2013        2012        2011        2010
----------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $     34.48  $    26.57  $    23.50  $    22.49  $    17.69
                            -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.23        0.39        0.20        0.16        0.09
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        2.93        9.41        3.38        1.00        4.79
                            -----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............        3.16        9.80        3.58        1.16        4.88
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.22)      (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --          --
                            -----------  ----------  ----------  ----------  ----------
   Total Distributions.....       (1.82)      (1.89)      (0.51)      (0.15)      (0.08)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     35.82  $    34.48  $    26.57  $    23.50  $    22.49
=========================== ===========  ==========  ==========  ==========  ==========
Total Return...............        9.49%      39.35%      15.60%       5.13%      27.69%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $11,512,306  $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to
 Average Net Assets........        0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets....................        0.66%       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate....           9%         14%         15%         14%         19%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Core Equity 1 Portfolio
                           ---------------------------------------------------------------------------  ---------------
                             Six Months        Year        Year        Year        Year        Year       Six Months
                                Ended         Ended       Ended       Ended       Ended       Ended          Ended
                              April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                2015           2014        2013        2012        2011        2010          2015
------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                  (Unaudited)
Net Asset Value,
 Beginning of Period...... $     17.71     $     15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     17.34
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.16            0.27        0.25        0.21        0.17        0.15         0.15
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.67            2.02        3.62        1.32        0.59        1.61         0.64
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total from
    Investment
    Operations............        0.83            2.29        3.87        1.53        0.76        1.76         0.79
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.15)          (0.25)      (0.24)      (0.20)      (0.16)      (0.12)       (0.15)
  Net Realized Gains......       (0.08)          (0.07)         --          --          --          --        (0.12)
                           -----------     -----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.23)          (0.32)      (0.24)      (0.20)      (0.16)      (0.12)       (0.27)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     18.31     $     17.71  $    15.74  $    12.11  $    10.78  $    10.18  $     17.86
========================== ===========     ===========  ==========  ==========  ==========  ==========  ===========
Total Return..............        4.77%(D)       14.72%      32.32%      14.29%       7.47%      20.80%        4.61%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,563,942     $10,780,830  $7,566,179  $4,876,973  $3,731,411  $2,897,409  $14,497,591
Ratio of Expenses to
 Average Net Assets.......        0.18%(E)        0.19%       0.19%       0.19%       0.20%       0.20%        0.21%(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.79%(E)        1.61%       1.79%       1.79%       1.49%       1.53%        1.76%(E)
Portfolio Turnover Rate...           1%(D)           5%          1%          3%          5%          4%           2%(D)
------------------------------------------------------------------------------------------------------------------------

                                    U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011        2010
---------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period...... $     15.62  $    11.99  $    10.61  $    10.06  $     8.39
                           -----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16        0.14
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54        1.64
                           -----------  ----------  ----------  ----------  ----------
   Total from
    Investment
    Operations............        2.12        3.97        1.56        0.70        1.78
---------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................       (0.24)      (0.24)      (0.18)      (0.15)      (0.11)
  Net Realized Gains......       (0.16)      (0.10)         --          --          --
                           -----------  ----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)      (0.11)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     17.34  $    15.62  $    11.99  $    10.61  $    10.06
========================== ===========  ==========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%      21.41%
---------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906  $4,990,367
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%       1.47%
Portfolio Turnover Rate...           6%          3%          5%          9%          7%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Vector Equity Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015          2014        2013        2012        2011
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    17.04     $    15.62  $    11.61  $    10.28  $     9.82
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.13           0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.45           1.62        4.03        1.32        0.46
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.58           1.83        4.23        1.48        0.58
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.12)         (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.........................................      (0.53)         (0.22)      (0.02)         --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.65)         (0.41)      (0.22)      (0.15)      (0.12)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.97     $    17.04  $    15.62  $    11.61  $    10.28
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       3.69%(D)      11.91%      36.80%      14.55%       5.86%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,751,934     $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.....................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.32%(E)       0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.58%(E)       1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.....................................          2%(D)         10%          3%          9%         10%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     8.03
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.79
                                                             ----------
   Total from Investment Operations.........................       1.89
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.10)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.10)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.82
===========================================================  ==========
Total Return................................................      23.65%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.13%
Portfolio Turnover Rate.....................................         11%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                                     --------------------------------------------------------------------------  --------------
                                       Six Months       Year        Year        Year        Year        Year      Six Months
                                          Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                          2015          2014        2013        2012        2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     31.38     $    30.03  $    23.11  $    20.55  $    19.06  $    14.89  $    20.10
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..        0.20           0.26        0.35        0.25        0.18        0.13        0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.06           2.27        8.13        2.53        1.49        4.17        0.57
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................        1.26           2.53        8.48        2.78        1.67        4.30        0.67
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)         (0.24)      (0.36)      (0.22)      (0.18)      (0.13)      (0.08)
  Net Realized Gains................       (0.89)         (0.94)      (1.20)         --          --          --       (1.12)
                                     -----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............       (1.06)         (1.18)      (1.56)      (0.22)      (0.18)      (0.13)      (1.20)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     31.58     $    31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.57
===================================  ===========     ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................        4.28%(D)       8.67%      39.03%      13.61%       8.76%      28.99%       3.74%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $10,416,422     $9,247,716  $7,446,827  $4,563,345  $3,770,323  $3,391,457  $5,152,064
Ratio of Expenses to Average Net
 Assets.............................        0.37%(E)       0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income to
 Average Net Assets.................        1.25%(E)       0.86%       1.33%       1.14%       0.84%       0.76%       0.98%(E)
Portfolio Turnover Rate.............           5%(D)          9%         10%         16%         23%         19%          8%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                U.S. Micro Cap Portfolio
                                     -----------------------------------------------------------
                                        Year        Year        Year        Year        Year
                                       Ended       Ended       Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                        2014        2013        2012        2011        2010
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.14        0.19        0.14        0.09        0.06
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.35        5.57        1.59        0.99        2.68
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.49        5.76        1.73        1.08        2.74
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.13)      (0.20)      (0.13)      (0.09)      (0.06)
  Net Realized Gains................      (0.90)      (0.76)         --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.03)      (0.96)      (0.13)      (0.09)      (0.06)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.10  $    19.64  $    14.84  $    13.24  $    12.25
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................       7.88%      41.34%      13.13%       8.85%      28.77%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,029,027  $4,695,831  $3,437,958  $3,257,719  $3,178,286
Ratio of Expenses to Average Net
 Assets.............................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets.................       0.69%       1.16%       0.99%       0.69%       0.58%
Portfolio Turnover Rate.............         12%         11%         15%         14%          9%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2015          2014        2013        2012        2011        2010         2015
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    32.24     $    27.77  $    25.83  $    23.25  $    21.24  $    15.29  $    21.59
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.63           0.72        0.67        0.57        0.40        0.58        0.29
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.17           4.62        1.95        2.74        1.93        5.92        0.81
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.80           5.34        2.62        3.31        2.33        6.50        1.10
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.72)         (0.87)      (0.68)      (0.73)      (0.32)      (0.55)      (0.16)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    32.32     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    22.53
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       2.48%(D)      19.80%      10.28%      14.45%      11.09%      43.21%       5.18%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,797,686     $6,607,759  $4,677,418  $3,716,389  $3,098,647  $2,689,552  $3,348,390
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.22%       0.32%       0.33%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.23%       0.32%       0.33%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       3.73%(E)       2.48%       2.42%       2.29%       1.76%       3.13%       2.74%(E)
Portfolio Turnover Rate.............          1%(D)          0%          1%          0%          3%          2%          5%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                        Year        Year        Year         Year        Year
                                       Ended       Ended       Ended        Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                        2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    22.20  $    18.33  $    17.91  $    19.42   $    18.02
                                     ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.75        0.58        0.60        0.63         0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.62)       3.90        0.40       (1.53)        1.43
                                     ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.13        4.48        1.00       (0.90)        1.91
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
                                     ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.74)      (0.61)      (0.58)      (0.61)       (0.51)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.59  $    22.20  $    18.33  $    17.91   $    19.42
===================================  ==========  ==========  ==========  ==========   ==========
Total Return........................       0.47%      24.85%       5.89%      (4.86)%      10.99%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,127,847  $2,755,114  $2,055,759  $1,704,149   $1,616,686
Ratio of Expenses to Average Net
 Assets.............................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly)........................       0.28%       0.29%       0.30%       0.30%        0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       3.35%       2.90%       3.38%       3.19%        2.65%
Portfolio Turnover Rate.............          4%          5%          4%          3%           7%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  International Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     12.15     $     12.57   $    10.10  $     9.89  $    10.78
                                                             -----------     -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.16            0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.55           (0.43)        2.47        0.20       (0.89)
                                                             -----------     -----------   ----------  ----------  ----------
   Total from Investment Operations.........................        0.71           (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
                                                             -----------     -----------   ----------  ----------  ----------
   Total Distributions......................................       (0.09)          (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     12.77     $     12.15   $    12.57  $    10.10  $     9.89
===========================================================  ===========     ===========   ==========  ==========  ==========
Total Return................................................        5.96%(D)       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $14,183,064     $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.....................        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.38%(E)        0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to Average Net Assets........        2.64%(E)        3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.....................................           3%(D)           7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.79
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.96
                                                             ----------
   Total from Investment Operations.........................       1.19
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)
                                                             ----------
   Total Distributions......................................      (0.20)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78
===========================================================  ==========
Total Return................................................      12.48%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,866,989
Ratio of Expenses to Average Net Assets.....................       0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.40%
Ratio of Net Investment Income to Average Net Assets........       2.31%
Portfolio Turnover Rate.....................................          2%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  International Small Company Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.24     $    19.40   $    15.28  $    15.21  $    16.14   $    13.99
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.19           0.42         0.42        0.38        0.40         0.28
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       1.03          (0.62)        4.16        0.39       (0.83)        2.13
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.22          (0.20)        4.58        0.77       (0.43)        2.41
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)         (0.42)       (0.37)      (0.42)      (0.50)       (0.26)
  Net Realized Gains..........................      (0.57)         (0.54)       (0.09)      (0.28)         --           --
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.83)         (0.96)       (0.46)      (0.70)      (0.50)       (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    18.63     $    18.24   $    19.40  $    15.28  $    15.21   $    16.14
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       7.27%(D)      (1.09)%      30.66%       5.63%      (2.92)%      17.61%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,311,258     $8,844,517   $8,520,717  $6,423,160  $5,834,015   $5,511,594
Ratio of Expenses to Average Net Assets (B)...       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................       0.53%(E)       0.53%        0.54%       0.56%       0.55%        0.56%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.22%(E)       2.15%        2.47%       2.58%       2.37%        1.94%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                               --------------------------------------------------------------
                                               Six Months      Year      Year      Year      Year      Year
                                                  Ended       Ended     Ended     Ended     Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                  2015         2014      2013      2012      2011      2010
--------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........  $  19.15     $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
                                                --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.15         0.24      0.26      0.29      0.27      0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      1.21         0.13      4.21     (0.26)     1.08     (0.18)
                                                --------     --------  --------  --------  --------  --------
   Total from Investment Operations...........      1.36         0.37      4.47      0.03      1.35      0.04
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
  Net Realized Gains..........................        --           --        --        --        --        --
                                                --------     --------  --------  --------  --------  --------
   Total Distributions........................     (0.30)       (0.55)    (0.13)    (0.28)    (0.24)    (0.23)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  20.21     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
============================================== ===========   ========  ========  ========  ========  ========
Total Return..................................      7.29%(D)     2.00%    30.06%     0.20%     9.57%     0.33%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $495,563     $508,190  $414,132  $293,968  $163,120  $114,933
Ratio of Expenses to Average Net Assets (B)...      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)....................      0.54%(E)     0.55%     0.56%     0.57%     0.56%     0.57%
Ratio of Net Investment Income to Average Net
 Assets.......................................      1.60%(E)     1.25%     1.51%     1.88%     1.74%     1.52%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          Asia Pacific Small Company Portfolio
                                                            ----------------------------------------------------------------
                                                            Six Months       Year      Year      Year       Year      Year
                                                               Ended        Ended     Ended     Ended      Ended     Ended
                                                             April 30,     Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                               2015          2014      2013      2012       2011      2010
------------------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................  $  22.88     $  24.82   $  23.22  $  23.04  $  25.64   $  20.59
                                                             --------     --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.33         0.83       1.01      0.87      0.85       0.69
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................     (0.10)       (1.81)      1.37      0.58     (2.16)      4.99
                                                             --------     --------   --------  --------  --------   --------
   Total from Investment Operations........................      0.23        (0.98)      2.38      1.45     (1.31)      5.68
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
  Net Realized Gains.......................................        --           --         --        --        --         --
                                                             --------     --------   --------  --------  --------   --------
   Total Distributions.....................................     (1.06)       (0.96)     (0.78)    (1.27)    (1.29)     (0.63)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  22.05     $  22.88   $  24.82  $  23.22  $  23.04   $  25.64
=========================================================== ===========   ========   ========  ========  ========   ========
Total Return...............................................      1.59%(D)    (3.84)%    10.46%     7.09%    (5.59)%    28.36%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $266,984     $364,117   $331,166  $238,191  $139,262   $131,511
Ratio of Expenses to Average Net Assets (B)................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.55%(E)     0.55%      0.57%     0.59%     0.60%      0.61%
Ratio of Net Investment Income to Average Net Assets.......      3.21%(E)     3.53%      4.26%     3.91%     3.34%      3.14%
------------------------------------------------------------------------------------------------------------------------------

                                                                      United Kingdom Small Company Portfolio
                                                            ----------------------------------------------------------
                                                            Six Months      Year     Year     Year     Year      Year
                                                               Ended       Ended    Ended    Ended    Ended     Ended
                                                             April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                               2015         2014     2013     2012     2011      2010
-----------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................   $ 35.92     $ 36.96  $ 27.81  $ 23.44  $ 24.24   $ 19.83
                                                              -------     -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.52        0.95     0.88     0.69     0.82      0.50
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      2.18       (0.65)    9.17     4.47    (0.85)     4.41
                                                              -------     -------  -------  -------  -------   -------
   Total from Investment Operations........................      2.70        0.30    10.05     5.16    (0.03)     4.91
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.60)      (0.93)   (0.90)   (0.79)   (0.77)    (0.50)
  Net Realized Gains.......................................     (2.38)      (0.41)      --       --       --        --
                                                              -------     -------  -------  -------  -------   -------
   Total Distributions.....................................     (2.98)      (1.34)   (0.90)   (0.79)   (0.77)    (0.50)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................   $ 35.64     $ 35.92  $ 36.96  $ 27.81  $ 23.44   $ 24.24
=========================================================== ===========   ======== ======== ======== ========  ========
Total Return...............................................      8.49%(D)    0.73%   36.81%   22.82%   (0.28)%   25.37%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................   $36,713     $35,050  $37,096  $31,316  $33,869   $33,751
Ratio of Expenses to Average Net Assets (B)................      0.58%(E)    0.58%    0.59%    0.60%    0.60%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)............................      0.59%(E)    0.62%    0.63%    0.63%    0.62%     0.64%
Ratio of Net Investment Income to Average Net Assets.......      3.08%(E)    2.50%    2.79%    2.83%    3.26%     2.39%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Continental Small Company Portfolio
                                   -----------------------------------------------------------------------------
                                     Six Months         Year         Year         Year         Year         Year
                                        Ended          Ended        Ended        Ended        Ended        Ended
                                      April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                        2015            2014         2013         2012         2011         2010
---------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period...........................  $  19.34        $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
                                    --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................      0.19            0.42         0.37         0.39         0.39         0.27
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      2.07           (0.90)        5.78        (0.17)       (2.20)        1.89
                                    --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations....................      2.26           (0.48)        6.15         0.22        (1.81)        2.16
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
                                    --------        --------     --------     --------     --------     --------
   Total Distributions............     (0.04)          (0.44)       (0.40)       (0.37)       (0.46)       (0.25)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  21.56        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
================================== ===========      ========     ========     ========     ========     ========
Total Return......................     11.72%(D)       (2.68)%      42.99%        1.85%      (11.09)%      14.85%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................  $247,826        $168,961     $170,806     $106,316     $117,452     $128,106
Ratio of Expenses to Average Net
 Assets...........................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................      0.55%(B)(E)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income to
 Average Net Assets...............      1.95%(E)        1.97%        2.16%        2.78%        2.25%        1.78%
Portfolio Turnover Rate...........       N/A             N/A          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                              DFA International Real Estate Securities Portfolio
                                   ------------------------------------------------------------------------
                                    Six Months       Year        Year        Year         Year       Year
                                       Ended        Ended       Ended       Ended        Ended      Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                       2015          2014        2013        2012         2011       2010
------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     5.63     $     5.48  $     5.67  $     4.90  $     5.58   $   5.24
                                   ----------     ----------  ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.10           0.22        0.22        0.27        0.30       0.31
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.10           0.19        0.25        0.75       (0.33)      0.58
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total from Investment
    Operations....................       0.20           0.41        0.47        1.02       (0.03)      0.89
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
                                   ----------     ----------  ----------  ----------  ----------   --------
   Total Distributions............      (0.33)         (0.26)      (0.66)      (0.25)      (0.65)     (0.55)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     5.50     $     5.63  $     5.48  $     5.67  $     4.90   $   5.58
================================== ===========    ==========  ==========  ==========  ==========   ========
Total Return......................       3.98%(D)       8.21%       9.24%      22.34%      (0.43)%    18.96%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,458,642     $3,088,376  $2,158,977  $1,531,708  $1,060,156   $958,554
Ratio of Expenses to Average Net
 Assets...........................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)......................       0.34%(E)       0.38%       0.39%       0.41%       0.42%      0.41%
Ratio of Net Investment Income to
 Average Net Assets...............       3.76%(E)       4.14%       4.07%       5.45%       5.73%      6.42%
Portfolio Turnover Rate...........          2%(D)          1%          5%          3%          7%         6%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  DFA Global Real Estate Securities Portfolio
                            ------------------------------------------------------------------------------------
                               Six Months          Year           Year           Year          Year         Year
                                  Ended           Ended          Ended          Ended         Ended        Ended
                                April 30,        Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,
                                  2015             2014           2013           2012          2011         2010
---------------------------------------------------------------------------------------------------------------------
                               (Unaudited)
Net Asset Value, Beginning
 of Period................. $    10.63        $     9.59     $     9.33     $     8.21     $   8.28     $   6.75
                            ----------        ----------     ----------     ----------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.36              0.31           0.49           0.29         0.41         0.40
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........      (0.05)             1.05           0.37           1.07         0.06         1.60
                            ----------        ----------     ----------     ----------     --------     --------
   Total from Investment
    Operations.............       0.31              1.36           0.86           1.36         0.47         2.00
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
  Net Realized Gains.......         --                --             --             --           --           --
                            ----------        ----------     ----------     ----------     --------     --------
   Total Distributions.....      (0.39)            (0.32)         (0.60)         (0.24)       (0.54)       (0.47)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    10.55        $    10.63     $     9.59     $     9.33     $   8.21     $   8.28
=========================== ===========       ==========     ==========     ==========     ========     ========
Total Return...............       3.05%(D)         14.98%          9.74%         17.33%        6.17%       31.38%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $3,746,774        $3,305,472     $2,082,707     $1,315,547     $869,348     $695,461
Ratio of Expenses to
 Average Net Assets........       0.29%(B)(E)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............       0.49%(B)(E)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets....................       6.80%(E)          3.21%          5.18%          3.38%        5.01%        5.59%
Portfolio Turnover Rate....          0%(D)           N/A            N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------

                                             DFA International Small Cap Value Portfolio
                            -----------------------------------------------------------------------------
                              Six Months        Year         Year        Year         Year        Year
                                 Ended         Ended        Ended       Ended        Ended       Ended
                               April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                 2015           2014         2013        2012         2011        2010
----------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period................. $     19.55     $     20.17  $     15.16  $    14.85  $    16.16   $    14.92
                            -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............        0.20            0.37         0.37        0.34        0.34         0.24
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........        1.27           (0.34)        5.21        0.61       (0.98)        1.22
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.............        1.47            0.03         5.58        0.95       (0.64)        1.46
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................       (0.23)          (0.35)       (0.36)      (0.36)      (0.38)       (0.22)
  Net Realized Gains.......       (0.34)          (0.30)       (0.21)      (0.28)      (0.29)          --
                            -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.....       (0.57)          (0.65)       (0.57)      (0.64)      (0.67)       (0.22)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $     20.45     $     19.55  $     20.17  $    15.16  $    14.85   $    16.16
=========================== ===========     ===========  ===========  ==========  ==========   ==========
Total Return...............        7.96%(D)        0.13%       37.79%       6.92%      (4.39)%      10.01%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $12,923,353     $11,684,771  $11,148,899  $8,266,610  $7,459,144   $7,655,318
Ratio of Expenses to
 Average Net Assets........        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)...............        0.68%(E)        0.68%        0.69%       0.71%       0.70%        0.70%
Ratio of Net Investment
 Income to Average Net
 Assets....................        2.09%(E)        1.78%        2.16%       2.30%       2.05%        1.57%
Portfolio Turnover Rate....           9%(D)           8%           9%         18%         16%          18%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                              International Vector Equity Portfolio
                              ---------------------------------------------------------------------  ----------------

                               Six Months        Year        Year       Year       Year      Year      Six Months
                                  Ended         Ended       Ended      Ended      Ended     Ended         Ended
                                April 30,      Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,     April 30,
                                  2015           2014        2013       2012       2011      2010         2015
----------------------------------------------------------------------------------------------------------------------
                               (Unaudited)                                                             (Unaudited)
Net Asset Value, Beginning
 of Period................... $    11.26     $    11.75   $     9.33  $   9.34  $  10.28   $   9.22   $  11.43
                              ----------     ----------   ----------  --------  --------   --------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................       0.14           0.32         0.26      0.27      0.29       0.18       0.14
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.55          (0.43)        2.44      0.14     (0.87)      1.05       0.45
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total from Investment
    Operations...............       0.69          (0.11)        2.70      0.41     (0.58)      1.23       0.59
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......      (0.08)         (0.30)       (0.25)    (0.27)    (0.29)     (0.17)     (0.09)
  Net Realized Gains.........      (0.10)         (0.08)       (0.03)    (0.15)    (0.07)        --         --
                              ----------     ----------   ----------  --------  --------   --------   --------
   Total Distributions.......      (0.18)         (0.38)       (0.28)    (0.42)    (0.36)     (0.17)     (0.09)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $    11.77     $    11.26   $    11.75  $   9.33  $   9.34   $  10.28   $  11.93
============================  ===========    ==========   ==========  ========  ========   ========  ===========
Total Return.................       6.31%(D)      (1.05)%      29.52%     4.90%    (5.99)%    13.62%      5.29%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $1,666,839     $1,305,553   $1,090,774  $561,399  $410,580   $363,123   $125,855
Ratio of Expenses to
 Average Net Assets..........       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.54%      0.53%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................       0.49%(E)       0.49%        0.51%     0.54%     0.54%      0.53%      0.75%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.48%(E)       2.64%        2.51%     2.94%     2.73%      1.91%      2.43%(E)
Portfolio Turnover Rate......          1%(D)          8%           2%        5%       10%         5%       N/A
----------------------------------------------------------------------------------------------------------------------

                                           World ex U.S. Value Portfolio
                              -------------------------------------------------------------
                                                                                     Period
                                  Year         Year        Year        Year         Aug. 23,
                                 Ended        Ended       Ended       Ended        2010(a) to
                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                  2014         2013        2012        2011           2010
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................... $  11.93     $   9.94     $  9.96     $ 11.35        $ 10.00
                              --------     --------     -------     -------        -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)................     0.42         0.29        0.29        0.30           0.02
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............    (0.50)        2.02       (0.05)      (1.35)          1.33
                              --------     --------     -------     -------        -------
   Total from Investment
    Operations...............    (0.08)        2.31        0.24       (1.05)          1.35
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......    (0.42)       (0.32)      (0.26)      (0.26)            --
  Net Realized Gains.........       --           --          --       (0.08)            --
                              --------     --------     -------     -------        -------
   Total Distributions.......    (0.42)       (0.32)      (0.26)      (0.34)            --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................... $  11.43     $  11.93     $  9.94     $  9.96        $ 11.35
============================  ========     ========     ========    ========    ==========
Total Return.................    (0.81)%      23.61%       2.70%      (9.59)%        13.50%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................. $113,951     $117,587     $57,197     $47,165        $29,616
Ratio of Expenses to
 Average Net Assets..........     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)       0.90%(B)(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by
 Advisor and Fees Paid
 Indirectly).................     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)       1.37%(B)(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets......................     3.54%        2.61%       2.97%       2.64%          0.76%(C)(E)
Portfolio Turnover Rate......      N/A          N/A         N/A         N/A            N/A
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   World ex U.S. Targeted Value Portfolio
                                                   --------------------------------
                                                                               Period
                                                   Six Months      Year       Nov. 1,
                                                      Ended       Ended      2012(a) to
                                                    April 30,    Oct. 31,     Oct. 31,
                                                      2015         2014         2013
-------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  12.08     $  12.46   $ 10.00
                                                    --------     --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.10         0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.65        (0.22)     2.46
                                                    --------     --------   -------
   Total from Investment Operations...............      0.75         0.01      2.66
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.14)       (0.24)    (0.20)
 Net Realized Gains...............................     (0.03)       (0.15)       --
                                                    --------     --------   -------
   Total Distributions............................     (0.17)       (0.39)    (0.20)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  12.66     $  12.08   $ 12.46
=================================================  ===========   ========  ==========
Total Return......................................      6.40%(D)     0.06%    26.90%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $227,031     $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.66%(E)     0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      1.13%(E)     1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.73%(E)     1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................       N/A          N/A       N/A
-------------------------------------------------------------------------------------------

                                                      World ex U.S. Core Equity Portfolio
                                                   ----------------------------------
                                                                                Period
                                                   Six Months       Year       April 9,
                                                      Ended        Ended      2013(a) to
                                                    April 30,     Oct. 31,     Oct. 31,
                                                      2015          2014         2013
--------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  10.49     $  10.77    $  10.00
                                                    --------     --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.13         0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.49        (0.27)       0.77
                                                    --------     --------    --------
   Total from Investment Operations...............      0.62         0.01        0.95
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.04)       (0.28)      (0.18)
 Net Realized Gains...............................        --        (0.01)         --
                                                    --------     --------    --------
   Total Distributions............................     (0.04)       (0.29)      (0.18)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.07     $  10.49    $  10.77
=================================================  ===========   ========   ==========
Total Return......................................      5.93%(D)    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $841,045     $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......      0.47%(E)     0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.57%(E)     0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.41%(E)     2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................         0%(D)      N/A         N/A
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        World Core Equity Portfolio
                                                             ----------------------------------------
                                                                                                  Period
                                                             Six Months      Year     Year       March 7,
                                                                Ended       Ended    Ended      2012(a) to
                                                              April 30,    Oct. 31, Oct. 31,     Oct. 31,
                                                                2015         2014     2013         2012
----------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.33     $ 12.71   $10.24    $10.00
                                                              --------     -------   ------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.08        0.17     0.23      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.58        0.87     2.47      0.19
                                                              --------     -------   ------    ------
   Total from Investment Operations.........................      0.66        1.04     2.70      0.35
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)      (0.24)   (0.23)    (0.11)
 Net Realized Gains.........................................     (0.04)      (0.18)      --     (0.00)
                                                              --------     -------   ------    ------
   Total Distributions......................................     (0.14)      (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.85     $ 13.33   $12.71    $10.24
===========================================================  ===========   ======== ======== ==========
Total Return................................................      5.07%(D)    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $141,393     $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).................      0.35%(E)    0.35%    0.40%     0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.66%(E)    0.97%    5.71%    52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.25%(E)    1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------------------------------------

                                                                 Selectively Hedged Global Equity Portfolio
                                                             -------------------------------------------
                                                                                                  Period
                                                             Six Months      Year      Year      Nov. 14,
                                                                Ended       Ended     Ended     2011(a) to
                                                              April 30,    Oct. 31,  Oct. 31,    Oct. 31,
                                                                2015         2014      2013        2012
---------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  14.20     $  13.63  $ 10.87     $ 10.00
                                                              --------     --------  -------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.09         0.27     0.24        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.72         0.76     2.65        0.87
                                                              --------     --------  -------     -------
   Total from Investment Operations.........................      0.81         1.03     2.89        1.09
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.42)       (0.32)   (0.10)      (0.22)
 Net Realized Gains.........................................     (0.21)       (0.14)   (0.03)         --
                                                              --------     --------  -------     -------
   Total Distributions......................................     (0.63)       (0.46)   (0.13)      (0.22)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  14.38     $  14.20  $ 13.63     $ 10.87
===========================================================  ===========   ========  ======== ==========
Total Return................................................      6.16%(D)     7.83%   26.86%      11.11%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $200,657     $147,276  $91,348     $34,950
Ratio of Expenses to Average Net Assets (B).................      0.40%(E)     0.40%    0.40%       0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................      0.65%(E)     0.69%    0.72%       1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.32%(E)     1.94%    1.93%       2.13%(C)(E)
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       Emerging Markets Portfolio
                               --------------------------------------------------------------------------  --------------
                                Six Months       Year        Year        Year         Year        Year      Six Months
                                   Ended        Ended       Ended       Ended        Ended       Ended         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,     April 30,
                                   2015          2014        2013        2012         2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    26.64     $    26.97  $    26.06  $    26.68  $    30.90   $    25.23  $    21.42
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.14           0.56        0.52        0.55        0.61         0.48        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.45          (0.20)       1.17        0.37       (2.53)        6.07        1.09
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations................       0.59           0.36        1.69        0.92       (1.92)        6.55        1.22
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.13)         (0.53)      (0.50)      (0.50)      (0.53)       (0.46)      (0.21)
  Net Realized Gains..........         --          (0.16)      (0.28)      (1.04)      (1.77)       (0.42)      (0.40)
                               ----------     ----------  ----------  ----------  ----------   ----------  ----------
   Total Distributions........      (0.13)         (0.69)      (0.78)      (1.54)      (2.30)       (0.88)      (0.61)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    27.10     $    26.64  $    26.97  $    26.06  $    26.68   $    30.90  $    22.03
============================== ===========    ==========  ==========  ==========  ==========   ==========  ===========
Total Return..................       2.28%(D)       1.33%       6.58%       4.08%      (6.82)%      26.53%       6.09%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,284,122     $4,073,698  $3,655,740  $2,797,177  $2,313,035   $2,372,498  $5,637,044
Ratio of Expenses to Average
 Net Assets (B)...............       0.56%(E)       0.56%       0.57%       0.61%       0.61%        0.60%       0.72%(E)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       1.09%(E)       2.11%       1.97%       2.14%       2.07%        1.76%       1.25%(E)
--------------------------------------------------------------------------------------------------------------------------

                                    Emerging Markets Small Cap Portfolio
                               ------------------------------------------------------------
                                  Year        Year        Year         Year        Year
                                 Ended       Ended       Ended        Ended       Ended
                                Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                  2014        2013        2012         2011        2010
-------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $    21.10  $    20.33  $    19.85  $    24.26   $    17.45
                               ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.43        0.40        0.40        0.42         0.34
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.62        1.37        0.83       (3.67)        6.79
                               ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations................       1.05        1.77        1.23       (3.25)        7.13
-------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.40)      (0.39)      (0.35)      (0.40)       (0.32)
  Net Realized Gains..........      (0.33)      (0.61)      (0.40)      (0.76)          --
                               ----------  ----------  ----------  ----------   ----------
   Total Distributions........      (0.73)      (1.00)      (0.75)      (1.16)       (0.32)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    21.42  $    21.10  $    20.33  $    19.85   $    24.26
============================== ==========  ==========  ==========  ==========   ==========
Total Return..................       5.12%       8.92%       6.71%     (14.03)%      41.33%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,860,603  $4,041,863  $2,907,673  $1,832,745   $1,833,038
Ratio of Expenses to Average
 Net Assets (B)...............       0.72%       0.75%       0.82%       0.79%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       2.02%       1.91%       2.01%       1.86%        1.70%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Class R2 Shares+
                                     ------------------------------------------------------------
                                     Six Months      Year      Year      Year     Year      Year
                                        Ended       Ended     Ended     Ended    Ended     Ended
                                      April 30,    Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,
                                        2015         2014      2013      2012     2011      2010
---------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period.............................  $  27.79     $ 29.27   $  28.21  $ 29.02  $ 36.35   $ 46.84
                                      --------     -------   --------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................      0.08        0.59       0.47     0.50     0.20      0.56
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      0.64       (1.10)      1.68    (0.45)   (5.45)     9.18
                                      --------     -------   --------  -------  -------   -------
   Total from Investment
    Operations......................      0.72       (0.51)      2.15     0.05    (5.25)     9.74
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............     (0.29)      (0.55)     (0.50)   (0.47)   (0.45)    (7.12)
  Net Realized Gains................        --       (0.42)     (0.59)   (0.39)   (1.63)   (13.11)
                                      --------     -------   --------  -------  -------   -------
   Total Distributions..............     (0.29)      (0.97)     (1.09)   (0.86)   (2.08)   (20.23)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  28.22     $ 27.79   $  29.27  $ 28.21  $ 29.02   $ 36.35
===================================  ===========   ========  ========  ======== ========  ========
Total Return........................      2.75%(D)   (1.75)%     7.75%    0.43%  (15.24)%   29.71%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................  $106,479     $99,066   $106,070  $99,111  $78,157   $39,668
Ratio of Expenses to Average Net
 Assets (B).........................      0.81%(E)    0.80%      0.82%    0.86%    0.86%     0.86%
Ratio of Net Investment Income to
 Average Net Assets.................      0.63%(E)    2.09%      1.65%    1.78%    1.56%     1.39%
---------------------------------------------------------------------------------------------------

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                     ---------------------------------------------------------------------------------
                                       Six Months        Year          Year         Year         Year          Year
                                          Ended         Ended         Ended        Ended        Ended         Ended
                                        April 30,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                          2015           2014          2013         2012         2011          2010
-----------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     27.81     $     29.28   $     28.22  $     29.02  $     36.27   $     28.90
                                     -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.11            0.66          0.55         0.57         0.64          0.45
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.65           (1.10)         1.67        (0.44)       (5.72)         8.01
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total from Investment
    Operations......................        0.76           (0.44)         2.22         0.13        (5.08)         8.46
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.31)          (0.61)        (0.57)       (0.54)       (0.54)        (0.39)
  Net Realized Gains................          --           (0.42)        (0.59)       (0.39)       (1.63)        (0.70)
                                     -----------     -----------   -----------  -----------  -----------   -----------
   Total Distributions..............       (0.31)          (1.03)        (1.16)       (0.93)       (2.17)        (1.09)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     28.26     $     27.81   $     29.28  $     28.22  $     29.02   $     36.27
===================================  ===========     ===========   ===========  ===========  ===========   ===========
Total Return........................        2.88%(D)       (1.51)%        8.01%        0.70%      (14.84)%       30.04%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $19,049,084     $18,647,276   $19,162,837  $16,589,619  $13,730,213   $11,542,870
Ratio of Expenses to Average Net
 Assets (B).........................        0.56%(E)        0.55%         0.57%        0.61%        0.61%         0.60%
Ratio of Net Investment Income to
 Average Net Assets.................        0.87%(E)        2.35%         1.91%        2.03%        1.88%         1.40%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Emerging Markets Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months        Year         Year        Year         Year
                                                                  Ended         Ended        Ended       Ended        Ended
                                                                April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015           2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     20.08     $     20.09  $     19.00  $    18.73  $    21.31
                                                             -----------     -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.11            0.42         0.39        0.41        0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.54           (0.03)        1.07        0.23       (2.65)
                                                             -----------     -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.65            0.39         1.46        0.64       (2.22)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
                                                             -----------     -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.11)          (0.40)       (0.37)      (0.37)      (0.36)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     20.62     $     20.08  $     20.09  $    19.00  $    18.73
===========================================================  ===========     ===========  ===========  ==========  ==========
Total Return................................................        3.31%(D)        1.89%        7.75%       3.55%     (10.59)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $17,485,579     $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.18%(E)        2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate.....................................           1%(D)           2%           1%          1%          1%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2010
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    16.49
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.81
                                                             ----------
   Total from Investment Operations.........................       5.11
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.29)
                                                             ----------
   Total Distributions......................................      (0.29)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    21.31
===========================================================  ==========
Total Return................................................      31.30%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $4,179,882
Ratio of Expenses to Average Net Assets.....................       0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.65%
Ratio of Net Investment Income to Average Net Assets........       1.63%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests primarily in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   Percentage
                                                                                                    Ownership
Feeder Funds                                   Master Funds                                        at 04/30/15
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         83%
Japanese Small Company Portfolio               The Japanese Small Company Series                       19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   19%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     7%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------
International Small Company Portfolio          The Continental Small Company Series                    93%
                                               The Japanese Small Company Series                       82%
                                               The United Kingdom Small Company Series                 98%
                                               The Asia Pacific Small Company Series                   82%
                                               The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    32%
                                               DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio         DFA International Small Cap Value Portfolio              1%
                                               Dimensional Emerging Markets Value Fund                 --*
                                               International Vector Equity Portfolio                    1%
                                               The Emerging Markets Small Cap Series                   --*
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $1,184,228 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and World ex U.S. Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor also provides administrative services to the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio pursuant to an investment management agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above.

   For the six months ended April 30, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio............... 0.20%
           U.S. Large Cap Equity Portfolio..................... 0.15%
           U.S. Targeted Value Portfolio....................... 0.35%
           U.S. Small Cap Value Portfolio...................... 0.50%
           U.S. Core Equity 1 Portfolio........................ 0.17%
           U.S. Core Equity 2 Portfolio........................ 0.20%
           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.31%
           DFA Global Real Estate Securities Portfolio*........ 0.25%
           DFA International Small Cap Value Portfolio......... 0.65%

               International Vector Equity Portfolio...... 0.45%
               World ex U.S. Value Portfolio.............. 0.47%
               World ex U.S. Targeted Value Portfolio..... 0.58%
               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Core Equity Portfolio..... 0.55%

* The investment advisory services fees have been adjusted to reflect the actual fees paid by the Portfolios for the six months ended April 30, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   For the six months ended April 30, 2015, the Feeder Funds' and International Small Company Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                           Previously
                                                           Recovery       Waived Fees/
                                             Expense    of Previously   Expenses Assumed
                                            Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                    Amount   Expenses Assumed     Recovery
--------------------------                  ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)........    0.19%         $35             $   25
U.S. Targeted Value Portfolio (2)..........    0.50%          --                 --
U.S. Core Equity 1 Portfolio (1)...........    0.23%          --                 --
U.S. Core Equity 2 Portfolio (1)...........    0.26%          --                 --
U.S. Vector Equity Portfolio (1)...........    0.36%          --                 --
DFA Real Estate Securities Portfolio (1)...    0.18%          --              1,361
International Core Equity Portfolio (1)....    0.49%          --                 --
International Small Company Portfolio (3)..    0.45%          --                 --
Japanese Small Company Portfolio (4).......    0.47%          --                 --
Asia Pacific Small Company Portfolio (4)...    0.47%          --                 --
United Kingdom Small Company Portfolio (4).    0.47%           1                 29
Continental Small Company Portfolio (4)....    0.47%          --                 --

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
DFA International Real Estate Securities Portfolio (5).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (6)........    0.24%         $61             $14,635
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (7)......................    0.60%          --                 619
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --               1,371
World ex U.S. Core Equity Portfolio (9)................    0.47%          31               1,405
World Core Equity Portfolio (10).......................    0.35%          --                 139
Selectively Hedged Global Equity Portfolio (11)........    0.40%           9                 799
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (12).....................    0.77%          --                  --
Emerging Markets Value Portfolio (13)..................    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (11) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      7
         International Core Equity Portfolio................     23
         DFA International Real Estate Securities Portfolio.      8
         DFA International Small Cap Value Portfolio........     22
         International Vector Equity Portfolio..............      3
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      5
         Emerging Markets Core Equity Portfolio.............     47

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  8
                  U.S. Large Cap Equity Portfolio.......    2
                  U.S. Large Cap Value Portfolio........  343
                  U.S. Targeted Value Portfolio.........  103
                  U.S. Small Cap Value Portfolio........  310
                  U.S. Core Equity 1 Portfolio..........  164
                  U.S. Core Equity 2 Portfolio..........  246
                  U.S. Vector Equity Portfolio..........   74
                  U.S. Small Cap Portfolio..............  173
                  U.S. Micro Cap Portfolio..............  152
                  DFA Real Estate Securities Portfolio..  127
                  Large Cap International Portfolio.....   78
                  International Core Equity Portfolio...  231

            International Small Company Portfolio.............. $234
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   48
            DFA Global Real Estate Securities Portfolio........   38
            DFA International Small Cap Value Portfolio........  343
            International Vector Equity Portfolio..............   20
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  106
            Emerging Markets Small Cap Portfolio...............   84
            Emerging Markets Value Portfolio...................  456
            Emerging Markets Core Equity Portfolio.............  235

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                       Purchases    Sales
                                                       ---------- ----------
   Enhanced U.S. Large Company Portfolio.............. $  240,069 $  234,807
   U.S. Large Cap Equity Portfolio....................    291,172     21,093
   U.S. Targeted Value Portfolio......................  1,023,284    304,790
   U.S. Small Cap Value Portfolio.....................  1,655,305    996,858
   U.S. Core Equity 1 Portfolio.......................  1,583,153    136,096
   U.S. Core Equity 2 Portfolio.......................  1,435,792    235,449
   U.S. Vector Equity Portfolio.......................    279,783     87,430
   U.S. Small Cap Portfolio...........................  1,471,043    518,578
   U.S. Micro Cap Portfolio...........................    388,255    383,274
   DFA Real Estate Securities Portfolio...............    243,635     43,656
   Large Cap International Portfolio..................    252,102    163,955
   International Core Equity Portfolio................  1,616,647    360,049
   DFA International Real Estate Securities Portfolio.    334,303     62,018
   DFA Global Real Estate Securities Portfolio........    142,484         --
   DFA International Small Cap Value Portfolio........  1,458,234  1,079,083
   International Vector Equity Portfolio..............    295,656     18,501
   World ex U.S. Core Equity Portfolio................    419,271      1,099
   Emerging Markets Core Equity Portfolio.............  1,385,259    178,246

   For the six months ended April 30, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                           DFA Global Real Estate Securities Portfolio
                                 ----------------------------------------------------------------
                                 Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies  10/31/2014 4/30/2015  Purchases Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------ -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $2,202,350 $166,836  $6,500 $ 47,003          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,407,163  174,337      --   75,369          --
                                 ---------- ---------- --------  ------ --------      ------
Total........................... $3,300,166 $3,609,513 $341,173  $6,500 $122,372          --
                                 ========== ========== ========  ====== ========      ======

                                                         World ex U.S. Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $  9,588   $ 10,239   $ 1,097  $    876  $  115       $  169

                                                     World ex U.S. Targeted Value Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $ 93,592   $140,571   $49,822  $  9,745  $1,219       $1,797
International Vector Equity Portfolio.    13,571     20,354     7,137     1,300      99          135
                                        --------   --------   -------  --------  ------       ------
Total.................................  $107,163   $160,925   $56,959  $ 11,045  $1,318       $1,932
                                        ========   ========   =======  ========  ======       ======

                                                      World ex U.S. Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
International Core Equity Portfolio...  $312,519         --   $ 4,047  $313,486  $    7           --
Emerging Markets Core Equity
  Portfolio...........................    93,258         --    44,501   133,044     596           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $405,777         --   $48,548  $446,530  $  603           --
                                        ========   ========   =======  ========  ======       ======

                                                          World Core Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 1 Portfolio..........  $ 38,342   $ 71,333   $32,574  $  1,401  $  417       $  171
International Core Equity Portfolio...    29,208     53,360    23,726     3,047     262           --
Emerging Markets Core Equity
  Portfolio...........................     8,097     14,814     6,453       470      48           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $ 75,647   $139,507   $62,753  $  4,918  $  727       $  171
                                        ========   ========   =======  ========  ======       ======

                                                   Selectively Hedged Global Equity Portfolio
                                       ------------------------------------------------------------------
                                       Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies        10/31/2014 4/30/2015  Purchases  Sales    Income   Realized Gains
-------------------------------        ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 2 Portfolio..........  $ 64,220   $ 89,653   $23,863  $    667  $  603       $  469
International Core Equity Portfolio...    53,147     71,291    15,535       978     431           --
Emerging Markets Core Equity
  Portfolio...........................    23,899     31,501     7,501     1,022     142           --
                                        --------   --------   -------  --------  ------       ------
Total.................................  $141,266   $192,445   $46,899  $  2,667  $1,176       $  469
                                        ========   ========   =======  ========  ======       ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............     $ 2,841        $   (284)      $ (2,557)
U.S. Large Cap Equity Portfolio....................          69             (60)            (9)
U.S. Large Cap Value Portfolio.....................       5,129          (3,752)        (1,377)
U.S. Targeted Value Portfolio......................      16,408            (965)       (15,443)
U.S. Small Cap Value Portfolio.....................      27,492          (3,944)       (23,548)
U.S. Core Equity 1 Portfolio.......................       7,962          (5,946)        (2,016)
U.S. Core Equity 2 Portfolio.......................       5,976          (4,163)        (1,813)
U.S. Vector Equity Portfolio.......................       7,287          (1,398)        (5,889)
U.S. Small Cap Portfolio...........................      17,302          (3,711)       (13,591)
U.S. Micro Cap Portfolio...........................      15,490          (1,637)       (13,853)
DFA Real Estate Securities Portfolio...............       5,762          13,007        (18,769)
Large Cap International Portfolio..................          --            (965)           965
International Core Equity Portfolio................       7,711          (1,854)        (5,857)
International Small Company Portfolio..............      19,380           4,578        (23,958)
Japanese Small Company Portfolio...................          --           2,383         (2,383)
Asia Pacific Small Company Portfolio...............          --             355           (355)
United Kingdom Small Company Portfolio.............         196             (56)          (140)
Continental Small Company Portfolio................          --             103           (103)
DFA International Real Estate Securities Portfolio.       5,952          (4,743)        (1,209)
DFA Global Real Estate Securities Portfolio........         598            (598)            --
DFA International Small Cap Value Portfolio........      18,832          (7,087)       (11,745)
International Vector Equity Portfolio..............       1,317             578         (1,895)
World ex U.S. Value Portfolio......................          --              94            (94)
World ex U.S. Targeted Value Portfolio.............         128             108           (236)
World ex U.S. Core Equity Portfolio................          34              14            (48)
World Core Equity Portfolio........................          --               7             (7)
Selectively Hedged Global Equity Portfolio.........         174           1,372         (1,546)
Emerging Markets Portfolio.........................       2,916          (3,574)           658
Emerging Markets Small Cap Portfolio...............      11,484          (6,760)        (4,724)
Emerging Markets Value Portfolio...................      22,724         (16,924)        (5,800)
Emerging Markets Core Equity Portfolio.............      15,015         (17,749)         2,734

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio
   2013..................................     $1,597          --       $1,597
   2014..................................        903          --          903
   U.S. Large Cap Equity Portfolio
   2013..................................        321          --          321
   2014..................................      3,209          --        3,209

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 U.S. Large Cap Value Portfolio
 2013...................................    $180,943            --    $180,943
 2014...................................     230,364            --     230,364
 U.S. Targeted Value Portfolio
 2013...................................      55,372      $162,209     217,581
 2014...................................      51,735       237,290     289,025
 U.S. Small Cap Value Portfolio
 2013...................................     112,970       380,218     493,188
 2014...................................      66,463       443,795     510,258
 U.S. Core Equity 1 Portfolio
 2013...................................     105,633            --     105,633
 2014...................................     135,714        34,892     170,606
 U.S. Core Equity 2 Portfolio
 2013...................................     143,640        55,772     199,412
 2014...................................     170,204        98,745     268,949
 U.S. Vector Equity Portfolio
 2013...................................      34,959         3,507      38,466
 2014...................................      39,201        38,966      78,167
 U.S. Small Cap Portfolio
 2013...................................      83,270       228,671     311,941
 2014...................................      85,510       218,795     304,305
 U.S. Micro Cap Portfolio
 2013...................................      46,915       176,365     223,280
 2014...................................      43,726       200,738     244,464
 DFA Real Estate Securities Portfolio
 2013...................................     102,731            --     102,731
 2014...................................     156,934            --     156,934
 Large Cap International Portfolio
 2013...................................      70,787            --      70,787
 2014...................................      98,177            --      98,177
 International Core Equity Portfolio
 2013...................................     214,687            --     214,687
 2014...................................     320,068            --     320,068
 International Small Company Portfolio
 2013...................................     159,066        39,012     198,078
 2014...................................     218,133       211,626     429,759
 Japanese Small Company Portfolio
 2013...................................       2,836            --       2,836
 2014...................................      11,539            --      11,539
 Asia Pacific Small Company Portfolio
 2013...................................       7,603            --       7,603
 2014...................................      12,860            --      12,860
 United Kingdom Small Company Portfolio
 2013...................................         953            --         953
 2014...................................         919           406       1,325
 Continental Small Company Portfolio
 2013...................................       2,834            --       2,834
 2014...................................       3,660            --       3,660

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
DFA International Real Estate Securities Portfolio
2013...............................................    $181,848            --    $181,848
2014...............................................     106,263            --     106,263
DFA Global Real Estate Securities Portfolio
2013...............................................      84,341            --      84,341
2014...............................................      72,036            --      72,036
DFA International Small Cap Value Portfolio
2013...............................................     198,381      $117,102     315,483
2014...............................................     239,810       127,501     367,311
International Vector Equity Portfolio
2013...............................................      17,456         2,044      19,500
2014...............................................      31,913         7,322      39,235
World ex U.S. Value Portfolio
2013...............................................       2,334            --       2,334
2014...............................................       4,113            --       4,113
World ex U.S. Targeted Value Portfolio
2013...............................................         993            --         993
2014...............................................       2,537         1,141       3,678
World ex U.S. Core Equity Portfolio
2013...............................................       1,171            --       1,171
2014...............................................       6,163            --       6,163
World Core Equity Portfolio
2013...............................................          24            --          24
2014...............................................         358            14         372
Selectively Hedged Global Equity Portfolio
2013...............................................         373            56         429
2014...............................................       2,139           539       2,678
Emerging Markets Portfolio
2013...............................................      59,866        30,527      90,393
2014...............................................      78,253        20,987      99,240
Emerging Markets Small Cap Portfolio
2013...............................................      71,149        92,100     163,249
2014...............................................      83,100        63,095     146,195
Emerging Markets Value Portfolio
2013...............................................     357,501       344,531     702,032
2014...............................................     418,693       264,053     682,746
Emerging Markets Core Equity Portfolio
2013...............................................     205,400            --     205,400
2014...............................................     287,956            --     287,956

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains Total
                                          -------------- ------------- ------
   Enhanced U.S. Large Company Portfolio.     $1,183        $1,658     $2,841
   U.S. Large Cap Equity Portfolio.......         60             4         64
   U.S. Large Cap Value Portfolio........      3,752         1,377      5,129

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
U.S. Targeted Value Portfolio...............    $ 2,906        $13,502    $16,408
U.S. Small Cap Value Portfolio..............      3,731         23,761     27,492
U.S. Core Equity 1 Portfolio................      2,994          1,051      4,045
U.S. Core Equity 2 Portfolio................      3,939          2,037      5,976
U.S. Vector Equity Portfolio................      1,899          5,388      7,287
U.S. Small Cap Portfolio....................      3,514         13,788     17,302
U.S. Micro Cap Portfolio....................      1,587         13,903     15,490
DFA Real Estate Securities Portfolio........      1,721             --      1,721
International Core Equity Portfolio.........      3,892             --      3,892
International Small Company Portfolio.......      9,273         10,107     19,380
United Kingdom Small Company Portfolio......         60            136        196
DFA Global Real Estate Securities Portfolio.        395             --        395
DFA International Small Cap Value Portfolio.      9,738          9,094     18,832
International Vector Equity Portfolio.......        991            326      1,317
World ex U.S. Targeted Value Portfolio......        112             16        128
World ex U.S. Core Equity Portfolio.........         23             --         23
Selectively Hedged Global Equity Portfolio..        122             52        174
Emerging Markets Portfolio..................      2,916             --      2,916
Emerging Markets Small Cap Portfolio........      2,631          2,358      4,989
Emerging Markets Value Portfolio............     22,724             --     22,724
Emerging Markets Core Equity Portfolio......      8,118             --      8,118

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                              Total Net
                                       Net Investment                                           Distributable
                                         Income and   Undistributed                Unrealized     Earnings
                                         Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                       Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                       -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company
  Portfolio...........................    $ 10,953      $ 16,610            --     $    4,258    $   31,821
U.S. Large Cap Equity Portfolio.......         789           266            --         35,396        36,451
U.S. Large Cap Value Portfolio........      33,189        86,219            --      5,314,609     5,434,017
U.S. Targeted Value Portfolio.........      16,494       237,909            --      1,448,620     1,703,023
U.S. Small Cap Value Portfolio........      19,593       427,114            --      3,253,670     3,700,377
U.S. Core Equity 1 Portfolio..........      20,278        49,463            --      3,332,295     3,402,036
U.S. Core Equity 2 Portfolio..........      23,510        89,850            --      4,352,855     4,466,215
U.S. Vector Equity Portfolio..........       4,696       109,043            --      1,124,422     1,238,161
U.S. Small Cap Portfolio..............       8,376       268,311            --      2,513,699     2,790,386
U.S. Micro Cap Portfolio..............       5,283       278,651            --      1,651,592     1,935,526
DFA Real Estate Securities Portfolio..      23,652            --     $(135,249)     2,132,640     2,021,043
Large Cap International Portfolio.....      10,646            --      (217,917)       525,987       318,716
International Core Equity Portfolio...      51,510            --      (301,210)     1,144,778       895,078
International Small Company Portfolio.     131,822       250,319            --        948,743     1,330,884
Japanese Small Company Portfolio......       7,630            --       (59,307)         8,436       (43,241)
Asia Pacific Small Company Portfolio..      14,404            --       (26,743)        (3,568)      (15,907)
United Kingdom Small Company
  Portfolio...........................         481         2,151            --         10,875        13,507
Continental Small Company Portfolio...         310            --       (21,040)        24,524         3,794

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carry forward (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
DFA International Real Estate Securities
  Portfolio..............................    $141,014            --      $(206,244)    $   40,344    $  (24,886)
DFA Global Real Estate Securities
  Portfolio..............................      21,815            --           (774)       635,235       656,276
DFA International Small Cap Value
  Portfolio..............................     127,903      $207,078             --      1,447,990     1,782,971
International Vector Equity Portfolio....       7,404        10,948             --        153,470       171,822
World ex U.S. Value Portfolio............         632            --         (1,648)         8,666         7,650
World ex U.S. Targeted Value
  Portfolio..............................         425           410             --          4,762         5,597
World ex U.S. Core Equity Portfolio......          --            --             --         (2,352)       (2,352)
World Core Equity Portfolio..............          12           232             --         (2,611)       (2,367)
Selectively Hedged Global Equity
  Portfolio..............................       4,023         1,915             --         15,899        21,837
Emerging Markets Portfolio...............      17,907            --        (24,940)     1,131,763     1,124,730
Emerging Markets Small Cap
  Portfolio..............................      43,338        88,624             --        432,216       564,178
Emerging Markets Value Portfolio.........     193,147            --       (527,781)        64,633      (270,001)
Emerging Markets Core Equity
  Portfolio..............................      73,738            --       (161,804)     1,299,327     1,211,261

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                     -------------------------------------
                                     2015  2016     2017    2018    2019   Unlimited  Total
                                     ---- ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................  --       --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....  --       --       --      --      --       --        --
U.S. Large Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Targeted Value Portfolio.......  --       --       --      --      --       --        --
U.S. Small Cap Value Portfolio......  --       --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........  --       --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........  --       --       --      --      --       --        --
U.S. Vector Equity Portfolio........  --       --       --      --      --       --        --
U.S. Small Cap Portfolio............  --       --       --      --      --       --        --
U.S. Micro Cap Portfolio............  --       --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................  --  $ 1,368 $ 62,969 $44,388 $26,523       --  $135,248
Large Cap International Portfolio...  --   19,004  135,392  14,311  12,549 $ 36,660   217,916
International Core Equity Portfolio.  --       --   53,176      --      --  248,034   301,210
International Small Company
  Portfolio.........................  --       --       --      --      --       --        --

                                           Expires on October 31,
                                   --------------------------------------
                                    2015   2016    2017    2018    2019   Unlimited  Total
                                   ------ ------- ------- ------- ------- --------- --------
Japanese Small Company
  Portfolio....................... $4,547 $23,057 $13,952 $12,208 $ 5,543       --  $ 59,307
Asia Pacific Small Company
  Portfolio.......................     --  16,317   8,261      --      -- $  2,165    26,743
United Kingdom Small Company
  Portfolio.......................     --      --      --      --      --       --        --
Continental Small Company
  Portfolio.......................     --   8,564   7,224   5,252      --       --    21,040
DFA International Real Estate
  Securities Portfolio............     46  13,446  34,576  38,689  69,466   50,022   206,245
DFA Global Real Estate Securities
  Portfolio.......................     --      --      --     774      --       --       774
DFA International Small Cap Value
  Portfolio.......................     --      --      --      --      --       --        --
International Vector Equity
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Value Portfolio.....     --      --      --      --   1,648       --     1,648
World ex U.S. Targeted Value
  Portfolio.......................     --      --      --      --      --       --        --
World ex U.S. Core Equity
  Portfolio.......................     --      --      --      --      --       --        --
World Core Equity Portfolio.......     --      --      --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Portfolio........     --      --      --      --      --   24,940    24,940
Emerging Markets Small Cap
  Portfolio.......................     --      --      --      --      --       --        --
Emerging Markets Value Portfolio..     --      --      --      --      --  527,781   527,781
Emerging Markets Core Equity
  Portfolio.......................     --   7,080  26,444      --      --  128,280   161,804

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.............. $  1,059
          U.S. Large Cap Value Portfolio.....................  512,898
          DFA Real Estate Securities Portfolio...............   39,893
          Japanese Small Company Portfolio...................    7,238
          Continental Small Company Portfolio................    5,494
          DFA International Real Estate Securities Portfolio.      453
          DFA Global Real Estate Securities Portfolio........       34
          World ex U.S. Value Portfolio......................    1,066

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                       Federal   Unrealized   Unrealized   Appreciation
                                       Tax Cost Appreciation Depreciation (Depreciation)
                                       -------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $213,791   $ 2,741      $   (80)      $ 2,661
U.S. Large Cap Equity Portfolio.......  513,287    65,645       (7,605)       58,040

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio..................... $10,500,550  $5,327,292           --    $5,327,292
U.S. Targeted Value Portfolio......................   5,986,042   1,817,120  $  (303,662)    1,513,458
U.S. Small Cap Value Portfolio.....................  11,110,361   3,865,248     (773,945)    3,091,303
U.S. Core Equity 1 Portfolio.......................  10,238,677   3,890,760     (212,409)    3,678,351
U.S. Core Equity 2 Portfolio.......................  11,368,794   5,050,103     (327,994)    4,722,109
U.S. Vector Equity Portfolio.......................   3,100,448   1,325,227     (151,000)    1,174,227
U.S. Small Cap Portfolio...........................  10,207,115   3,085,211     (484,768)    2,600,443
U.S. Micro Cap Portfolio...........................   4,429,963   2,012,898     (387,299)    1,625,599
DFA Real Estate Securities Portfolio...............   4,920,093   2,192,215      (80,410)    2,111,805
Large Cap International Portfolio..................   2,985,077     874,584     (200,498)      674,086
International Core Equity Portfolio................  14,144,367   2,740,964   (1,093,873)    1,647,091
International Small Company Portfolio..............   8,116,393   1,373,778     (195,461)    1,178,317
Japanese Small Company Portfolio...................     465,869      29,885           --        29,885
Asia Pacific Small Company Portfolio...............     275,568          --       (8,485)       (8,485)
United Kingdom Small Company Portfolio.............      25,424      11,304           --        11,304
Continental Small Company Portfolio................     208,122      39,413           --        39,413
DFA International Real Estate Securities Portfolio.   3,476,006     197,529      (76,501)      121,028
DFA Global Real Estate Securities Portfolio........   3,160,571     610,167       (7,402)      602,765
DFA International Small Cap Value Portfolio........  12,145,037   3,625,381   (1,657,147)    1,968,234
International Vector Equity Portfolio..............   1,623,431     334,535     (105,334)      229,201
World ex U.S. Value Portfolio......................     113,218      12,725           --        12,725
World ex U.S. Targeted Value Portfolio.............     209,034      18,032         (662)       17,370
World ex U.S. Core Equity Portfolio................     860,336      66,572      (16,887)       49,685
World Core Equity Portfolio........................     135,846       3,700           --         3,700
Selectively Hedged Global Equity Portfolio.........     169,363      23,082           --        23,082
Emerging Markets Portfolio.........................   3,064,013   1,217,151           --     1,217,151
Emerging Markets Small Cap Portfolio...............   5,040,747     597,833           --       597,833
Emerging Markets Value Portfolio...................  18,298,500     886,782           --       886,782
Emerging Markets Core Equity Portfolio.............  16,839,575   3,843,763   (2,043,648)    1,800,115

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                               Six Months Ended   Year Ended
                                               April 30, 2015    Oct. 31, 2014
                                               --------------   --------------
                                                 (Unaudited)
                                                Amount   Shares  Amount  Shares
                                               -------   ------ -------  ------
 U.S. Targeted Value Portfolio
 Class R1 Shares
  Shares Issued............................... $16,068     704  $ 9,171    406
  Shares Issued in Lieu of Cash Distributions.   1,444      69      657     30
  Shares Redeemed.............................  (3,043)   (136)  (2,817)  (123)
                                               -------    ----  -------   ----
 Net Increase (Decrease) -- Class R1 Shares... $14,469     637  $ 7,011    313
                                               =======    ====  =======   ====

                                                         Six Months Ended          Year Ended
                                                          April 30, 2015         Oct. 31, 2014
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Class R2 Shares
 Shares Issued........................................ $    46,156    2,017  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,197      201        1,832        84
 Shares Redeemed......................................     (12,709)    (565)     (21,767)     (957)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    37,644    1,653  $    57,685     2,556
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,125,383   49,969  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     261,490   12,499      268,683    12,353
 Shares Redeemed......................................    (548,633) (24,552)    (897,338)  (39,462)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   838,240   37,916  $ 1,177,731    52,082
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    16,629      628  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,052       43        3,524       126
 Shares Redeemed......................................     (12,151)    (463)     (43,702)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     5,530      208  $    (1,613)      (59)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,019,563   77,187  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     194,948    7,896      643,949    22,910
 Shares Redeemed......................................  (2,149,741) (81,372)  (3,445,026) (122,635)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $    64,770    3,711  $   417,473    15,895
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                          Unrealized
                                                                                            Foreign
Settlement  Currency                                             Contract     Value at     Exchange
   Date     Amount**     Currency           Counterparty          Amount   April 30, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  -------------- -----------
 05/21/15      (6,707) Denmark Krone JP Morgan                   $   (952)    $ (1,009)      $ (57)
 05/22/15        (818) Euro          Citibank, N.A.                  (868)        (918)        (50)
 05/22/15        (941) Euro          Citibank, N.A.                  (998)      (1,056)        (58)
 05/22/15     (13,701) Euro          Bank of America Corp.        (15,559)     (15,387)        172
 05/28/15  (1,672,966) Japanese Yen  State Street Bank and Trust  (13,974)     (14,014)        (40)
 06/10/15        (249) Swedish Krona Citibank, N.A.                   (29)         (31)         (2)
 06/10/15      (1,095) Swedish Krona Citibank, N.A.                  (125)        (132)         (7)
 06/10/15     (15,118) Swedish Krona Bank of America Corp.         (1,772)      (1,815)        (43)
 05/26/15        (232) Swiss Franc   UBS AG                          (233)        (250)        (17)
 05/26/15        (267) Swiss Franc   State Street Bank and Trust     (273)        (286)        (13)
 05/26/15      (3,753) Swiss Franc   UBS AG                        (3,960)      (4,025)        (65)
                                                                 --------     --------       -----
                                                                 $(38,743)    $(38,923)      $(180)
                                                                 ========     ========       =====

* During the six months ended April 30, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $35,288 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              Approximate
                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         06/18/15     406     $211,008   $3,593         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   06/19/15      74        7,692        2       $340
                                                                         --------   ------       ----
                                                                         $218,700   $3,595       $340
                                                                         ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,917 and $6,442 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $3,593          --    $3,593*
 Selectively Hedged Global Equity Portfolio.        174       $ 172         2*

                                                Liability Derivatives Value
 -                                           ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2015 Contracts Contracts
 -                                           -------------- --------- ---------
 Selectively Hedged Global Equity Portfolio.     $ (352)      $(352)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $12,038     $  616     $11,422
   U.S. Large Cap Equity Portfolio.............     367         --         367
   U.S. Targeted Value Portfolio...............  (1,061)        --      (1,061)
   U.S. Small Cap Value Portfolio..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio................   1,793         --       1,793
   U.S. Vector Equity Portfolio................    (811)        --        (811)
   U.S. Micro Cap Portfolio....................  (2,258)        --      (2,258)
   Large Cap International Portfolio...........     769         --         769
   DFA International Small Cap Value Portfolio.  (5,555)        --      (5,555)
   World ex U.S. Core Equity Portfolio.........     (68)         1         (69)
   Selectively Hedged Global Equity Portfolio..   2,900      2,652         248

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio....... $(3,674)    $ (205)    $ (3469)
   Selectively Hedged Global Equity Portfolio..    (867)      (818)        (49)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2015 (Amounts in thousands):

                                       Gross Amounts Not                         Gross Amounts Not
                                         Offset in the                             Offset in the
                                      Statements of Assets                      Statements of Assets
                            Gross       and Liabilities               Gross       and Liabilities
                          Amounts of ----------------------        Amounts of  ----------------------
                          Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                            Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                  (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------               ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                           Assets                                 Liabilities
-                         ---------------------------------------- -----------------------------------------
Selectively Hedged
 Global Equity Portfolio
Forward Currency
 Contracts...............    $173       $(43)        --      $130     $352        $(43)        --      $309

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.86%       $ 1,990         17        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.87%         5,932          5          1          6,465
U.S. Vector Equity Portfolio....     0.86%         1,876          3         --          3,279
U.S. Small Cap Portfolio........     0.88%        15,926          4          2         29,254
U.S. Micro Cap Portfolio........     0.88%         3,465         26          2         16,624

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
DFA Real Estate Securities Portfolio.....     0.88%        $8,276         29        $ 6        $23,734
Large Cap International Portfolio........     0.87%         5,236          3         --          7,666
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.86%         9,977          1         --          9,977
International Vector Equity Portfolio....     0.87%           806          6         --          1,869
World ex U.S. Value Portfolio............     0.87%           209         30         --            575
World ex U.S. Targeted Value Portfolio...     0.87%         1,397         17          1          8,041
World ex U.S. Core Equity Portfolio......     0.87%         1,613          2         --          1,614
World Core Equity Portfolio..............     0.88%           142         14         --            883

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   At April 30, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $50 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  3,750
          U.S. Targeted Value Portfolio......................   86,810
          U.S. Small Cap Value Portfolio.....................  170,787
          U.S. Core Equity 1 Portfolio.......................  364,214
          U.S. Core Equity 2 Portfolio.......................  416,976
          U.S. Vector Equity Portfolio.......................  109,070
          U.S. Small Cap Portfolio...........................  132,673
          U.S. Micro Cap Portfolio...........................   28,064
          DFA Real Estate Securities Portfolio...............  164,818
          Large Cap International Portfolio..................   22,849
          International Core Equity Portfolio................   85,210
          DFA International Real Estate Securities Portfolio.    6,893
          DFA Global Real Estate Securities Portfolio........    3,284
          DFA International Small Cap Value Portfolio........    9,406

                                                         Market
                                                         Value
                                                        --------
                International Vector Equity Portfolio.. $  4,235
                World Core Equity Portfolio............    2,157
                Emerging Markets Core Equity Portfolio.  678,004

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, DFA International Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $148,970 (amount in thousands).

N. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated Fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             77%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             92%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             83%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             56%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             57%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             83%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             49%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             76%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             65%
International Core Equity Portfolio.................................      4             73%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             87%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             79%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             60%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             88%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      6             86%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             99%

                                                                                 Approximate
                                                                                  Percentage
                                                                    Number of   of Outstanding
                                                                   Shareholders     Shares
                                                                   ------------ --------------
World ex U.S. Core Equity Portfolio -- Institutional Class Shares.      3             93%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares..........................................................      4             96%
Emerging Markets Portfolio -- Institutional Class Shares..........      4             64%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares..........................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares...............      3             83%
Emerging Markets Value Portfolio -- Institutional Class Shares....      2             31%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares..........................................................      3             60%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/14  04/30/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  884.60    0.33%    $1.54
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.16    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.


                       DFA Commodity Strategy Portfolio
              Corporate....................................  48.5%
              Foreign Corporate............................  21.0%
              Foreign Government...........................  10.9%
              Government...................................  19.1%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)


                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (73.0%)
AUSTRALIA -- (6.4%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................  12,000 $12,043,332
    1.250%, 06/13/17.............................  10,000  10,034,940
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,059,120
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................   8,737   8,764,784
    1.900%, 09/18/17.............................   7,000   7,115,479
National Australia Bank, Ltd.
    0.900%, 01/20/16.............................   5,000   5,016,250
    1.300%, 07/25/16.............................   7,000   7,044,177
Westpac Banking Corp.
    3.000%, 12/09/15.............................   8,025   8,148,408
    1.200%, 05/19/17.............................  10,000  10,025,820
    2.000%, 08/14/17.............................   3,000   3,050,859
                                                          -----------
TOTAL AUSTRALIA..................................          76,303,169
                                                          -----------

CANADA -- (5.1%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................   5,000   5,131,635
Canadian National Railway Co.
    1.450%, 12/15/16.............................   4,275   4,319,960
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,018,310
    1.200%, 02/14/18.............................  15,000  15,025,455
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................   1,830   1,851,638
Royal Bank of Canada
    1.200%, 01/23/17.............................   7,000   7,037,870
    1.500%, 01/16/18.............................   6,180   6,206,277
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,102,561
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................   2,500   2,554,453
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................   3,106   3,112,007
                                                          -----------
TOTAL CANADA.....................................          60,360,166
                                                          -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,289,470
                                                          -----------

FRANCE -- (1.9%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................   3,000   3,012,900
BNP Paribas SA
    2.375%, 09/14/17.............................   4,300   4,394,716

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15.............................     500 $   502,559
    2.750%, 09/14/16.............................   4,000   4,096,284
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,198,219
Total Capital International SA
    1.550%, 06/28/17.............................   3,040   3,078,796
                                                          -----------
TOTAL FRANCE.....................................          22,283,474
                                                          -----------

GERMANY -- (1.1%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   3,000   3,293,757
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................  10,000  10,202,590
                                                          -----------
TOTAL GERMANY....................................          13,496,347
                                                          -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
#   3.875%, 01/16/18.............................   1,500   1,568,302
                                                          -----------
JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,047,160
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  13,000  13,074,022
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,009,887
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................   1,000   1,000,616
                                                          -----------
TOTAL JAPAN......................................          30,131,685
                                                          -----------

NETHERLANDS -- (2.4%)
Aegon NV
    4.625%, 12/01/15.............................   2,149   2,196,877
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,083,980
Deutsche Telekom International Finance BV
    5.750%, 03/23/16.............................     880     917,703
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,000   6,672,570
Shell International Finance BV
    1.125%, 08/21/17.............................   8,000   8,031,392
                                                          -----------
TOTAL NETHERLANDS................................          27,902,522
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000 $ 4,986,830
                                                          -----------

SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,569,111
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,092,785
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   9,250   9,502,488
                                                          -----------
TOTAL SWEDEN.....................................          19,164,384
                                                          -----------

SWITZERLAND -- (0.9%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   4,002,696
UBS AG
    5.875%, 12/20/17.............................   6,104   6,766,791
                                                          -----------
TOTAL SWITZERLAND                                          10,769,487
                                                          -----------

UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................  $1,700   1,792,222
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   6,500   6,632,541
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................   3,100   3,105,800
    1.250%, 02/14/17.............................   1,200   1,201,433
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,129,056
    1.500%, 05/11/17.............................   6,500   6,561,913
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,057,415
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,532,657
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................   6,300   6,336,666
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,994,331
    1.625%, 03/20/17.............................   1,000   1,008,446
                                                          -----------
TOTAL UNITED KINGDOM.............................          40,352,480
                                                          -----------

UNITED STATES -- (45.8%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   4,000   4,010,280
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   3,295   3,329,133
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,519,905

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,615 $ 3,674,868
Altria Group, Inc.
    4.125%, 09/11/15.............................   2,170   2,197,190
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,814,505
American Express Credit Corp.
    1.750%, 06/12/15.............................     625     625,909
    2.750%, 09/15/15.............................   2,250   2,267,303
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,672,601
American International Group, Inc.
    5.850%, 01/16/18.............................   7,500   8,349,990
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     832,631
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,545,095
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   6,000   6,381,696
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,428,320
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000   1,007,972
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,386,065
Apache Corp.
    5.625%, 01/15/17.............................   1,500   1,606,860
Apple, Inc.
    1.050%, 05/05/17.............................  22,000  22,134,464
AT&T, Inc.
    2.500%, 08/15/15.............................   1,076   1,081,246
    2.400%, 08/15/16.............................   1,000   1,016,358
    1.600%, 02/15/17.............................   3,255   3,271,994
    1.400%, 12/01/17.............................   3,400   3,397,287
AutoZone, Inc.
    6.950%, 06/15/16.............................   3,000   3,196,128
Bank of America Corp.
    1.500%, 10/09/15.............................   5,000   5,015,920
    3.750%, 07/12/16.............................   1,500   1,546,758
    3.875%, 03/22/17.............................   3,600   3,759,854
    2.000%, 01/11/18.............................   1,000   1,006,831
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,252,131
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,515,636
    1.450%, 05/15/17.............................   5,000   5,013,800
    1.800%, 12/15/17.............................   6,340   6,398,804
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   4,400   4,399,446
Cardinal Health, Inc.
#   1.900%, 06/15/17.............................   5,000   5,061,035

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    1.350%, 09/06/16.............................  $1,000 $1,009,407
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   5,000  5,251,660
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  1,997,752
    6.000%, 08/15/17.............................   6,860  7,525,571
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................   9,723  9,821,066
Comcast Corp.
    4.950%, 06/15/16.............................   3,500  3,668,669
Comerica, Inc.
    3.000%, 09/16/15.............................   2,277  2,293,633
Computer Sciences Corp.
    2.500%, 09/15/15.............................   3,558  3,579,334
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147  7,758,419
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159  1,260,497
CSX Corp.
    6.250%, 03/15/18.............................   2,000  2,267,872
CVS Health Corp.
    3.250%, 05/18/15.............................   1,000  1,001,457
    5.750%, 06/01/17.............................   3,000  3,284,250
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   2,800  2,818,298
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................   5,000  5,103,735
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.............................   6,044  6,152,188
Dominion Resources, Inc.
    2.250%, 09/01/15.............................   5,000  5,026,970
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................   6,000  6,080,208
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019  1,030,039
Eastman Chemical Co.
    3.000%, 12/15/15.............................   1,000  1,013,103
    2.400%, 06/01/17.............................   3,000  3,064,044
eBay, Inc.
    1.350%, 07/15/17.............................   8,000  7,987,624
Ecolab, Inc.
#   1.000%, 08/09/15.............................   2,000  2,002,756
EOG Resources, Inc.
    2.950%, 06/01/15.............................   2,440  2,444,377
    2.500%, 02/01/16.............................   6,000  6,078,984
Exelon Corp.
    4.900%, 06/15/15.............................     500    502,380
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975  2,020,881

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Exxon Mobil Corp.
    1.305%, 03/06/18............................. $20,000 $20,123,620
Fifth Third Bancorp
    3.625%, 01/25/16.............................   1,000   1,020,540
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   2,000,502
    1.450%, 02/28/18.............................   8,000   7,981,736
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................   3,500   3,510,063
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,911,633
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................     600     600,000
    3.625%, 02/07/16.............................   1,000   1,020,549
    6.250%, 09/01/17.............................   3,000   3,315,474
    5.950%, 01/18/18.............................   3,000   3,327,501
Hess Corp.
    1.300%, 06/15/17.............................   5,625   5,567,940
Hewlett-Packard Co.
    3.000%, 09/15/16.............................   1,000   1,026,392
    2.600%, 09/15/17.............................   5,852   5,996,386
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................   1,666   1,675,611
HSBC USA, Inc.
    1.625%, 01/16/18.............................   3,350   3,364,281
Intel Corp.
    1.350%, 12/15/17.............................   7,000   7,039,207
John Deere Capital Corp.
    2.000%, 01/13/17.............................   1,500   1,531,617
    1.200%, 10/10/17.............................     398     398,841
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282   1,324,714
    2.600%, 12/01/16.............................   3,475   3,562,792
JPMorgan Chase & Co.
    3.400%, 06/24/15.............................   1,000   1,004,297
    2.000%, 08/15/17.............................   7,750   7,875,411
Kellogg Co.
    1.875%, 11/17/16.............................   1,000   1,015,403
    1.750%, 05/17/17.............................   3,000   3,026,301
KeyBank NA
    1.100%, 11/25/16.............................   6,000   6,007,734
KeyCorp
    3.750%, 08/13/15.............................   3,000   3,025,134
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830     891,442
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   5,102   5,192,127
Kroger Co. (The)
    2.200%, 01/15/17.............................   1,000   1,016,858
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,100,476

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................  $4,000 $4,108,384
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................   1,050  1,072,242
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,142,943
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    692,186
McDonald's Corp.
    5.800%, 10/15/17.............................     900    997,549
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,987,748
MetLife, Inc.
    5.000%, 06/15/15.............................     500    502,586
Mondelez International, Inc.
    4.125%, 02/09/16.............................   3,716  3,810,576
Morgan Stanley
    3.800%, 04/29/16.............................   6,000  6,175,362
    4.750%, 03/22/17.............................   3,430  3,641,717
MUFG Union Bank NA
    3.000%, 06/06/16.............................   1,000  1,022,679
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,020,440
NYSE Euronext
    2.000%, 10/05/17.............................   1,730  1,754,921
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   2,722  2,760,209
Omnicom Group, Inc.
    5.900%, 04/15/16.............................   1,750  1,831,253
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,820  2,823,082
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,013,035
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550  3,942,147
PepsiCo, Inc.
    0.700%, 08/13/15.............................   5,045  5,049,636
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222  1,246,200
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,171,295
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450  3,771,364
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................   2,830  2,861,804
PNC Bank NA
    1.500%, 02/23/18.............................   7,560  7,603,651
PNC Funding Corp.
    4.250%, 09/21/15.............................     600    608,398
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050  2,065,568

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    5.625%, 01/15/16............................. $ 2,000 $  2,067,322
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     950    1,057,037
Reynolds American, Inc.
    1.050%, 10/30/15.............................   4,000    4,000,232
    6.750%, 06/15/17.............................   4,500    4,973,976
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000    5,132,920
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000    3,005,256
Southern Power Co.
    4.875%, 07/15/15.............................   2,860    2,884,636
Starbucks Corp.
    0.875%, 12/05/16.............................   1,000    1,002,174
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000    4,093,820
Symantec Corp.
    2.750%, 06/15/17.............................   7,278    7,407,527
Sysco Corp.
    1.450%, 10/02/17.............................   5,000    5,036,570
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................   1,500    1,500,000
    2.250%, 08/15/16.............................   2,953    2,998,535
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   1,000    1,072,436
Time Warner, Inc.
    5.875%, 11/15/16.............................   1,000    1,073,226
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................  12,867   13,112,271
UnitedHealth Group, Inc.
    1.875%, 11/15/16.............................   1,000    1,016,879
    1.400%, 12/15/17.............................   5,000    5,041,985
US Bancorp
    1.650%, 05/15/17.............................   4,250    4,312,003
US Bank NA
    1.100%, 01/30/17.............................   6,000    6,022,434
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370    2,369,682
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   2,000    2,013,868
Wells Fargo & Co.
    2.625%, 12/15/16.............................   6,000    6,161,094
Western Union Co. (The)
    5.930%, 10/01/16.............................   2,348    2,497,819
Whirlpool Corp.
    1.350%, 03/01/17.............................   2,000    2,006,046
Whirpool Corp.
    1.650%, 11/01/17.............................   8,000    8,046,480
Yum! Brands, Inc.
    4.250%, 09/15/15.............................   2,485    2,515,280
                                                          ------------
TOTAL UNITED STATES..............................          543,316,254
                                                          ------------
TOTAL BONDS......................................          865,924,570
                                                          ------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^     Value+
                                                    -------     ------
                                                     (000)
AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17............................. $ 10,000 $ 10,325,780
Federal Home Loan Mortgage Corporation
#     1.000%, 07/28/17.............................   10,000   10,055,100
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................            20,380,880
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (24.3%)
U.S. Treasury Notes
      0.750%, 01/15/17.............................   35,000   35,136,710
++^^  0.500%, 07/31/17.............................  254,000  252,908,562
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           288,045,272
                                                             ------------

                                                     Shares/
                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund............... 1,046,792 $   12,111,380
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,183,397,330)............................            $1,186,462,102
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3     Total
                                          -------- -------------- ------- --------------
Bonds
  Australia..............................       -- $   76,303,169   --    $   76,303,169
  Canada.................................       --     60,360,166   --        60,360,166
  Finland................................       --     15,289,470   --        15,289,470
  France.................................       --     22,283,474   --        22,283,474
  Germany................................       --     13,496,347   --        13,496,347
  Italy..................................       --      1,568,302   --         1,568,302
  Japan..................................       --     30,131,685   --        30,131,685
  Netherlands............................       --     27,902,522   --        27,902,522
  Supranational Organization Obligations.       --      4,986,830   --         4,986,830
  Sweden.................................       --     19,164,384   --        19,164,384
  Switzerland............................       --     10,769,487   --        10,769,487
  United Kingdom.........................       --     40,352,480   --        40,352,480
  United States..........................       --    543,316,254   --       543,316,254
Agency Obligations.......................       --     20,380,880   --        20,380,880
U.S. Treasury Obligations................       --    288,045,272   --       288,045,272
Securities Lending Collateral............       --     12,111,380   --        12,111,380
Swap Agreements**........................       --     19,330,443   --        19,330,443
Futures Contracts**...................... $732,769             --   --           732,769
                                          -------- --------------   --    --------------
TOTAL.................................... $732,769 $1,205,792,545   --    $1,206,525,314
                                          ======== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $11,856 of securities on loan)......................... $  1,174,351
Temporary Cash.........................................................................       41,529
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............       12,111
Foreign Currencies at Value............................................................            4
Cash...................................................................................       42,976
Receivables:
  Interest.............................................................................        6,478
  Fund Shares Sold.....................................................................        2,301
  Futures Margin Variation.............................................................          207
Unrealized Gain on Swap Contracts......................................................       21,999
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,302,025
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................       12,111
  Fund Shares Redeemed.................................................................          775
  Due to Advisor.......................................................................          304
Unrealized Loss on Swap Contracts......................................................        2,669
Accrued Expenses and Other Liabilities.................................................           47
     Total Liabilities.................................................................       15,906
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  183,558,641
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       7.01
                                                                                        ============
Investments at Cost.................................................................... $  1,171,286
                                                                                        ============
Foreign Currencies at Cost............................................................. $          4
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,437,815
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,165
Accumulated Net Realized Gain (Loss)...................................................     (175,988)
Net Unrealized Appreciation (Depreciation).............................................       23,127
                                                                                        ------------
NET ASSETS............................................................................. $  1,286,119
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $   6,170
  Income from Securities Lending....................................................................        13
                                                                                                     ---------
     Total Investment Income........................................................................     6,183
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     2,112
  Accounting & Transfer Agent Fees..................................................................        36
  Custodian Fees....................................................................................        26
  Filing Fees.......................................................................................        43
  Shareholders' Reports.............................................................................        26
  Directors'/Trustees' Fees & Expenses..............................................................         4
  Professional Fees.................................................................................        12
  Other.............................................................................................        16
                                                                                                     ---------
     Total Expenses.................................................................................     2,275
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (382)
  Fees Paid Indirectly (Note C).....................................................................        (7)
                                                                                                     ---------
  Net Expenses......................................................................................     1,886
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     4,297
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (9,763)
    Futures.........................................................................................    (5,821)
    Swap Contracts..................................................................................  (166,203)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     8,187
    Futures.........................................................................................     1,950
    Swap Contracts..................................................................................    31,829
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (135,838)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(131,541)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2015        2014
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    4,297  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     (9,763)      2,967
    Futures............................................................................     (5,821)     (2,034)
    Swap Contracts.....................................................................   (166,203)    (49,078)
    Foreign Currency Transactions......................................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      8,187      (7,904)
    Futures............................................................................      1,950        (649)
    Swap Contracts.....................................................................     31,829      (6,914)
    Translation of Foreign Currency Denominated Amounts................................     (1,816)      2,590
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (131,541)    (51,595)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (889)       (474)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (9,974)     (5,007)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    683,775     761,756
  Shares Issued in Lieu of Cash Distributions..........................................      9,738       4,915
                                                                                        ----------  ----------
  Shares Redeemed......................................................................   (460,070)   (302,192)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    233,443     464,479
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................     91,928     407,877
Net Assets
  Beginning of Period..................................................................  1,194,191     786,314
                                                                                        ----------  ----------
  End of Period........................................................................ $1,286,119  $1,194,191
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     96,734      90,096
  Shares Issued in Lieu of Cash Distributions..........................................      1,339         566
  Shares Redeemed......................................................................    (63,832)    (36,041)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     34,241      54,621
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    1,165  $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA Commodity Strategy Portfolio
                                                   ------------------------------------------------------------
                                                                                                          Period
                                                     Six Months        Year        Year       Year       Nov. 9,
                                                        Ended         Ended       Ended      Ended      2010(a) to
                                                      April 30,      Oct. 31,    Oct. 31,   Oct. 31,     Oct. 31,
                                                        2015           2014        2013       2012         2011
----------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     8.00      $     8.30   $   9.40   $   9.77    $  10.00
                                                   ----------      ----------   --------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.06       0.06       0.07        0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.95)          (0.31)     (1.10)     (0.37)      (0.27)
                                                   ----------      ----------   --------   --------    --------
   Total from Investment Operations...............      (0.92)          (0.25)     (1.04)     (0.30)      (0.20)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.06)          (0.04)     (0.04)     (0.06)      (0.03)
 Net Realized Gains...............................      (0.01)          (0.01)     (0.02)     (0.01)         --
                                                   ----------      ----------   --------   --------    --------
   Total Distributions............................      (0.07)          (0.05)     (0.06)     (0.07)      (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     7.01      $     8.00   $   8.30   $   9.40    $   9.77
=================================================  ===========     ==========   ========   ========   ==========
Total Return......................................     (11.54)%(D)      (3.08)%   (11.15)%    (3.08)%     (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,286,119      $1,194,191   $786,314   $458,079    $230,781
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.33%      0.34%      0.35%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.39%(E)        0.39%      0.40%      0.41%       0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.74%(E)        0.65%      0.66%      0.79%       0.64%(C)(E)
Portfolio Turnover Rate...........................         86%(D)         104%        64%        69%         50%(D)
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2015, the Portfolio held a $302,461,182 investment in the Subsidiary, representing 23.23% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2015, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2015, approximately $382 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $136 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $705,868  $638,359 $321,589  $360,360

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(48,297)        $2,071        $46,226

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2013.............................     $2,965         $472      $3,437
     2014.............................      4,533          474       5,007

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $705           $57      $762

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                              Total Net
                                  Net Investment                                           Distributable
                                    Income and   Undistributed                Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                  -------------- ------------- ------------ -------------- -------------
DFA Commodity Strategy Portfolio.     $7,964         $889           --         $(18,924)     $(10,071)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,212,592      --        $(26,130)     (26,130)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               Expiration Number of  Contract Unrealized
      Description                 Date    Contracts*  Amount  Gain (Loss)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  08/14/15      70      $4,793     $106
      Coffee 'C' Futures......  07/21/15      19         979      (21)

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Copper Futures.............  07/29/15       61    $ 4,402     $ 207
     Corn Futures...............  07/14/15      203      3,717      (171)
     Cotton No. 2 Futures.......  07/09/15       28        950        52
     Gasoline RBOB Futures......  06/30/15       35      2,983       282
     Gold 100 oz Futures........  08/27/15       50      5,918      (155)
     KCB Wheat Futures..........  07/14/15       21        524       (52)
     LME Nickel Futures.........  05/18/15       28      2,338       (86)
     LME Nickel Futures.........  07/13/15       13      1,088        93
     LME Nickel Futures.........  05/18/15      (28)    (2,338)     (139)
     LME Prime Aluminum Futures.  05/18/15      129      6,174       298
     LME Prime Aluminum Futures.  07/13/15       57      2,749       182
     LME Prime Aluminum Futures.  05/18/15     (129)    (6,173)     (457)
     LME Zinc Futures...........  05/18/15       56      3,296       371
     LME Zinc Futures...........  07/13/15       25      1,469       122
     LME Zinc Futures...........  05/18/15      (56)    (3,296)     (388)
     Lean Hogs Futures..........  07/15/15       31      1,023        16
     Live Cattle Futures........  08/31/15       26      1,540       (11)
     NY Harbor ULSD Futures.....  06/30/15       30      2,502       214
     Natural Gas Futures........  06/26/15      169      4,735       180
     Silver Futures.............  07/29/15       29      2,342       (88)
     Soybean Futures............  07/14/15       60      2,928       (18)
     Soybean Meal Futures.......  07/14/15       43      1,359       (20)
     Soybean Oil Futures........  07/14/15       78      1,481         6
     Sugar #11 Futures..........  06/30/15      134      1,978        71
     WTI Crude Futures..........  06/22/15       51      3,096       255
     Wheat Futures..............  07/14/15       64      1,517      (116)
                                                       -------     -----
                                                       $54,074     $ 733
                                                       =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $80,948 (in thousands).

   At April 30, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  06/30/15    USD    $  (215,555)    $ 3,511
Citibank, N.A...................   Index**  06/30/15    USD       (211,655)      3,595
Credit Suisse...................   Index**  05/29/15    USD       (253,982)      3,884
Deutsche Bank AG, London Branch.   Index**  05/29/15    USD       (294,624)      4,941
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         40,705      (1,004)
Deutsche Bank AG, London Branch.     Oil    06/26/15    USD         38,587      (1,665)
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (39,541)      1,419
Deutsche Bank AG, London Branch.     Oil    08/26/15    USD        (41,694)        748
UBS AG..........................   Index**  07/31/15    USD       (232,661)      3,900
                                                               -----------     -------
                                                               $(1,210,420)    $19,329
                                                               ===========     =======

* During the six months ended April 30, 2015 the Subsidiary's average notional value of outstanding swap contracts was $1,181,930 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $24,454      $ 2,455*   $21,999

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value   Commodity  Commodity
                                                  at        Futures     Swap
                                            April 30, 2015 Contracts  Contracts
 -                                          -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD..    $(4,391)     $(1,722)*  $(2,669)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of:
                               Futures

Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                               Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts

Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                    Realized Gain (Loss) on
                                               Derivatives Recognized in Income
                                           ----------------------------------------
                                                       Foreign  Commodity Commodity
                                                      Exchange   Futures    Swap
                                             Total    Contracts Contracts Contracts
                                           ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $(166,253)  $5,771    $(5,821) $(166,203)


                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                           -------------------------------------
                                                    Foreign  Commodity Commodity
                                                   Exchange   Futures    Swap
                                            Total  Contracts Contracts Contracts
                                           ------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. $31,867  $(1,912)  $1,950    $31,829

Offsetting of Derivative Assets and Derivative Liabilities

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2015 (Amounts in thousands):

                                     Gross Amounts Not                           Gross Amounts Not
                                       Offset in the                               Offset in the
                                        Consolidated                                Consolidated
                                    Statements of Assets                        Statements of Assets
                          Gross       and Liabilities                Gross        and Liabilities
                        Amounts of ----------------------         Amounts of  ------------------------
                        Recognized  Financial     Cash     Net    Recognized   Financial       Cash     Net
                          Assets   Instruments Collateral Amount  Liabilities Instruments   Collateral Amount
Description                (a)         (b)      Received   (c)        (a)         (d)        Pledged    (e)
-----------             ---------- ----------- ---------- ------- ----------- -----------   ---------- ------
                                         Assets                                   Liabilities
                        ----------------------------------------- -------------------------------------------
DFA Commodity Strategy
 Portfolio
Swap Contracts.........  $21,998     $(2,669)      --     $19,329   $2,669      $(2,669)(f)     --       --

(a)No amounts have been netted against the gross amounts recognized in the Consolidated Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, three shareholders held 85% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/14  04/30/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,056.50    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,057.40    0.43%    $2.19
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/14  04/30/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,043.10    0.08%    $0.41
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                      U.S. Large Company Portfolio
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   9.5%
              Energy.......................................   8.5%
              Financials...................................  13.7%
              Health Care..................................  14.6%
              Industrials..................................  10.3%
              Information Technology.......................  19.9%
              Materials....................................   3.2%
              Real Estate Investment Trusts................   2.5%
              Telecommunication Services...................   2.3%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                       DFA International Value Portfolio

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $7,428,517,006
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $6,474,630,609)........................................ $7,428,517,006
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc...................   119,213 $ 50,281,659            0.9%
     Comcast Corp. Class A.............   795,516   45,949,004            0.8%
     Home Depot, Inc. (The)............   412,564   44,136,097            0.8%
     McDonald's Corp...................   300,891   29,051,026            0.5%
     Walt Disney Co. (The).............   489,506   53,219,092            0.9%
     Other Securities..................            498,422,307            8.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            721,059,185           12.5%
                                                  ------------           -----
 Consumer Staples -- (9.2%)
     Altria Group, Inc.................   616,522   30,856,926            0.5%
     Coca-Cola Co. (The)............... 1,230,221   49,897,764            0.8%
     CVS Health Corp...................   352,276   34,977,484            0.6%
     PepsiCo, Inc......................   464,076   44,142,909            0.7%
     Philip Morris International, Inc..   484,288   40,423,519            0.7%
     Procter & Gamble Co. (The)........   845,431   67,220,219            1.1%
     Wal-Mart Stores, Inc..............   494,441   38,591,120            0.7%
     Other Securities..................            243,810,830            4.4%
                                                  ------------           -----
 Total Consumer Staples................            549,920,771            9.5%
                                                  ------------           -----
 Energy -- (8.2%)
     Chevron Corp......................   588,616   65,371,693            1.1%
     Exxon Mobil Corp.................. 1,313,205  114,734,721            2.0%
     Schlumberger, Ltd.................   399,254   37,773,421            0.7%
     Other Securities..................            273,192,627            4.7%
                                                  ------------           -----
 Total Energy..........................            491,072,462            8.5%
                                                  ------------           -----
 Financials -- (13.2%)
     Bank of America Corp.............. 3,293,294   52,462,173            0.9%
 *   Berkshire Hathaway, Inc. Class B..   570,930   80,621,025            1.4%
     Citigroup, Inc....................   949,788   50,642,696            0.9%
     JPMorgan Chase & Co............... 1,167,199   73,837,009            1.3%
     Wells Fargo & Co.................. 1,467,823   80,877,047            1.4%
     Other Securities..................            452,665,389            7.8%
                                                  ------------           -----
 Total Financials......................            791,105,339           13.7%
                                                  ------------           -----
 Health Care -- (14.1%)
     AbbVie, Inc.......................   498,988   32,264,564            0.5%
 *   Actavis P.L.C.....................   122,246   34,578,504            0.6%
     Amgen, Inc........................   237,572   37,514,994            0.6%
 *   Biogen, Inc.......................    73,449   27,464,785            0.5%
     Bristol-Myers Squibb Co...........   520,349   33,161,842            0.6%
 *   Gilead Sciences, Inc..............   466,278   46,865,602            0.8%
     Johnson & Johnson.................   870,470   86,350,624            1.5%
     Medtronic P.L.C...................   446,137   33,214,900            0.6%
     Merck & Co., Inc..................   888,535   52,921,145            0.9%
     Pfizer, Inc....................... 1,918,722   65,102,237            1.1%
     UnitedHealth Group, Inc...........   298,567   33,260,364            0.6%
     Other Securities..................            361,242,960            6.3%
                                                  ------------           -----
 Total Health Care.....................            843,942,521           14.6%
                                                  ------------           -----
 Industrials -- (9.9%)
     3M Co.............................   198,717   31,077,352            0.5%
     Boeing Co. (The)..................   205,082   29,396,454            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  3,150,957 $   85,327,915            1.5%
      Union Pacific Corp.................................    275,898     29,308,644            0.5%
      United Technologies Corp...........................    258,704     29,427,580            0.5%
      Other Securities...................................               389,255,599            6.8%
                                                                     --------------          ------
Total Industrials........................................               593,793,544           10.3%
                                                                     --------------          ------
Information Technology -- (19.3%)
      Apple, Inc.........................................  1,823,517    228,213,153            3.9%
      Cisco Systems, Inc.................................  1,598,108     46,073,454            0.8%
*     Facebook, Inc. Class A.............................    657,199     51,767,565            0.9%
*     Google, Inc. Class A...............................     89,400     49,060,038            0.8%
*     Google, Inc. Class C...............................     89,832     48,270,281            0.8%
      Intel Corp.........................................  1,482,669     48,260,876            0.8%
      International Business Machines Corp...............    287,779     49,293,665            0.8%
      MasterCard, Inc. Class A...........................    305,608     27,568,898            0.5%
      Microsoft Corp.....................................  2,568,307    124,922,452            2.2%
      Oracle Corp........................................  1,003,587     43,776,465            0.7%
      QUALCOMM, Inc......................................    516,417     35,116,356            0.6%
      Visa, Inc. Class A.................................    607,321     40,113,552            0.7%
      Other Securities...................................               360,891,469            6.4%
                                                                     --------------          ------
Total Information Technology.............................             1,153,328,224           19.9%
                                                                     --------------          ------
Materials -- (3.1%)
      Other Securities...................................               186,444,724            3.2%
                                                                     --------------          ------
Real Estate Investment Trusts -- (2.4%)
      Other Securities...................................               141,777,494            2.4%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
#     AT&T, Inc..........................................  1,624,853     56,284,908            1.0%
      Verizon Communications, Inc........................  1,300,907     65,617,749            1.1%
      Other Securities...................................                13,550,722            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               135,453,379            2.3%
                                                                     --------------          ------
Utilities -- (2.9%)
      Other Securities...................................               173,351,078            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,781,248,721           99.9%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.098%.    545,860        545,860            0.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund..................... 17,378,805    201,072,771            3.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,008,262,737)................................              $5,982,867,352          103.4%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 ---------------------------------------------------
                                     Level 1       Level 2    Level 3      Total
                                 --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  721,059,185            --   --    $  721,059,185
  Consumer Staples..............    549,920,771            --   --       549,920,771
  Energy........................    491,072,462            --   --       491,072,462
  Financials....................    791,105,339            --   --       791,105,339
  Health Care...................    843,942,521            --   --       843,942,521
  Industrials...................    593,793,544            --   --       593,793,544
  Information Technology........  1,153,328,224            --   --     1,153,328,224
  Materials.....................    186,444,724            --   --       186,444,724
  Real Estate Investment Trusts.    141,777,494            --   --       141,777,494
  Telecommunication Services....    135,453,379            --   --       135,453,379
  Utilities.....................    173,351,078            --   --       173,351,078
Temporary Cash Investments......        545,860            --   --           545,860
Securities Lending Collateral...             --  $201,072,771   --       201,072,771
Futures Contracts**.............        (52,554)           --   --           (52,554)
                                 --------------  ------------   --    --------------
TOTAL........................... $5,781,742,027  $201,072,771   --    $5,982,814,798
                                 ==============  ============   ==    ==============

**Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    7,428,517            --
Investments at Value (including $0 and $377,047 of securities on loan, respectively).             --  $  5,781,248
Temporary Cash Investments at Value & Cost...........................................             --           546
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       201,073
Segregated Cash for Futures Contracts................................................             --           285
Receivables:
  Dividends and Tax Reclaims.........................................................             --         5,336
  Securities Lending Income..........................................................             --            56
  Fund Shares Sold...................................................................          4,507         1,845
Prepaid Expenses and Other Assets....................................................             76            72
                                                                                      --------------  ------------
     Total Assets....................................................................      7,433,100     5,990,461
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       201,073
  Fund Shares Redeemed...............................................................         30,256         1,548
  Due to Advisor.....................................................................          1,207           217
  Futures Margin Variation...........................................................             --            55
Accrued Expenses and Other Liabilities...............................................            316           529
                                                                                      --------------  ------------
     Total Liabilities...............................................................         31,779       203,422
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,464 and $0 and shares outstanding of
 539,583 and 0, respectively......................................................... $        19.39           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $7,390,857 and $5,787,039 and
 shares outstanding of 381,139,815 and 351,501,365, respectively..................... $        19.39  $      16.46
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,474,631  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,806,644
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    6,749,573  $  2,924,721
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................................         76,591        11,966
Accumulated Net Realized Gain (Loss).................................................       (378,826)     (124,199)
Net Unrealized Foreign Exchange Gain (Loss)..........................................             97            --
Net Unrealized Appreciation (Depreciation)...........................................        953,886     2,974,551
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    7,401,321  $  5,787,039
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        DFA
                                                                                   International U.S. Large
                                                                                       Value      Company
                                                                                    Portfolio*   Portfolio
                                                                                   ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Taxes Withheld of $9,535 and $0, respectively)................   $116,963           --
  Income from Securities Lending..................................................      3,201           --
  Expenses Allocated from Affiliated Investment Company...........................     (7,640)          --
                                                                                     --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies....    112,524           --
                                                                                     --------     --------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0 and $4, respectively)....................         --     $ 60,503
  Interest........................................................................         --            4
  Income from Securities Lending..................................................         --          286
                                                                                     --------     --------
     Total Investment Income......................................................         --       60,793
                                                                                     --------     --------
Expenses
  Investment Advisory Services Fees...............................................         --        1,713
  Administrative Services Fees....................................................      7,010           --
  Accounting & Transfer Agent Fees................................................         24          163
  S&P 500(R) Fees.................................................................         --           50
  Custodian Fees..................................................................         --           35
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................         14           --
  Filing Fees.....................................................................         56           37
  Shareholders' Reports...........................................................         99           46
  Directors'/Trustees' Fees & Expenses............................................         26           21
  Professional Fees...............................................................         12          155
  Other...........................................................................         94           80
                                                                                     --------     --------
     Total Expenses...............................................................      7,335        2,300
                                                                                     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................         --          (16)
                                                                                     --------     --------
  Net Expenses....................................................................      7,335        2,284
                                                                                     --------     --------
  Net Investment Income (Loss)....................................................    105,189       58,509
                                                                                     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................    112,124      169,805
    Futures.......................................................................         --        2,952
    Foreign Currency Transactions.................................................     (3,395)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    203,424       15,857
    Futures.......................................................................         --       (2,664)
    Translation of Foreign Currency Denominated Amounts...........................        780           --
                                                                                     --------     --------
  Net Realized and Unrealized Gain (Loss).........................................    312,933      185,950
                                                                                     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $418,122     $244,459
                                                                                     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA International Value    U.S. Large Company
                                                                        Portfolio                Portfolio
                                                                 -----------------------  ----------------------
                                                                 Six Months      Year     Six Months     Year
                                                                    Ended       Ended        Ended      Ended
                                                                  April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                    2015         2014        2015        2014
                                                                 ----------- -----------  ----------- ----------
                                                                 (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $  105,189  $   299,034  $   58,509  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    112,124      130,787     169,805      90,274
    Futures.....................................................         --           --       2,952      12,101
    Foreign Currency Transactions...............................     (3,395)      (1,306)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    203,424     (506,381)     15,857     634,795
    Futures.....................................................         --          (25)     (2,664)        345
    Translation of Foreign Currency Denominated Amounts.........        780       (1,031)         --          --
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    418,122      (78,922)    244,459     840,887
                                                                 ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (72)        (347)         --          --
    Institutional Class Shares..................................    (50,981)    (295,058)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
     Total Distributions........................................    (51,053)    (295,405)    (56,835)   (102,736)
                                                                 ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................    908,708    1,652,421     466,730     787,937
  Shares Issued in Lieu of Cash Distributions...................     49,538      286,790      49,003      89,598
  Shares Redeemed...............................................   (926,408)  (1,090,342)   (584,692)   (864,648)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     31,838      848,869     (68,959)     12,887
                                                                 ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    398,907      474,542     118,665     751,038
Net Assets
  Beginning of Period...........................................  7,002,414    6,527,872   5,668,374   4,917,336
                                                                 ----------  -----------  ----------  ----------
  End of Period................................................. $7,401,321  $ 7,002,414  $5,787,039  $5,668,374
                                                                 ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     50,235       84,840      28,678      52,855
  Shares Issued in Lieu of Cash Distributions...................      2,870       14,488       3,072       6,016
  Shares Redeemed...............................................    (50,447)     (55,963)    (35,910)    (57,748)
                                                                 ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      2,658       43,365      (4,160)      1,123
                                                                 ==========  ===========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment Income)............. $   76,591  $    22,455  $   11,966  $   10,292

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio-Class R2 Shares+
                                               -----------------------------------------------------------
                                               Six Months      Year      Year     Year     Year      Year
                                                  Ended       Ended     Ended    Ended    Ended     Ended
                                                April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31,  Oct. 31,
                                                  2015         2014      2013     2012     2011      2010
------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........   $ 18.48     $ 19.46    $15.72   $15.83   $17.82    $17.13
                                                 -------     -------    ------   ------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.25        0.74      0.49     0.51     0.53      0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.78       (0.93)     3.77    (0.13)   (2.00)     1.29
                                                 -------     -------    ------   ------   ------    ------
   Total from Investment Operations...........      1.03       (0.19)     4.26     0.38    (1.47)     1.66
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
                                                 -------     -------    ------   ------   ------    ------
   Total Distributions........................     (0.12)      (0.79)    (0.52)   (0.49)   (0.52)    (0.97)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 19.39     $ 18.48    $19.46   $15.72   $15.83    $17.82
============================================== ===========   ========  ======== ======== ========  ========
Total Return..................................      5.65%(D)   (1.21)%   27.61%    2.70%   (8.53)%   10.60%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,464     $11,200    $5,517   $6,407   $6,102    $4,952
Ratio of Expenses to Average Net Assets (B)...      0.68%(E)    0.68%     0.69%    0.71%    0.71%     0.72%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.73%(E)    3.79%     2.84%    3.33%    2.97%     2.11%
------------------------------------------------------------------------------------------------------------

                                                       DFA International Value Portfolio-Institutional Class Shares
                                               ---------------------------------------------------------------------------
                                                Six Months        Year        Year        Year         Year        Year
                                                   Ended         Ended       Ended       Ended        Ended       Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                   2015           2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    18.47     $    19.45   $    15.72  $    15.83  $    17.81   $    16.46
                                               ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.27           0.84         0.52        0.54        0.58         0.39
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.78          (0.98)        3.78       (0.12)      (1.99)        1.34
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total from Investment Operations...........       1.05          (0.14)        4.30        0.42       (1.41)        1.73
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
                                               ----------     ----------   ----------  ----------  ----------   ----------
   Total Distributions........................      (0.13)         (0.84)       (0.57)      (0.53)      (0.57)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    19.39     $    18.47   $    19.45  $    15.72  $    15.83   $    17.81
============================================== ===========    ==========   ==========  ==========  ==========   ==========
Total Return..................................       5.74%(D)      (0.97)%      27.90%       2.98%      (8.26)%      10.94%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,390,857     $6,991,214   $6,522,355  $5,480,888  $5,287,323   $5,157,857
Ratio of Expenses to Average Net Assets (B)...       0.43%(E)       0.43%        0.43%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.00%(E)       4.29%        3.00%       3.54%       3.26%        2.34%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Large Company Portfolio
                                         -------------------------------------------------------------------------
                                          Six Months       Year        Year        Year        Year          Year
                                             Ended        Ended       Ended       Ended       Ended         Ended
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,
                                             2015          2014        2013        2012        2011          2010
----------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    15.94     $    13.87  $    11.15  $     9.90  $     9.34  $     8.16
                                         ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.17           0.29        0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.51           2.07        2.71        1.25        0.56        1.15
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....       0.68           2.36        2.98        1.47        0.75        1.33
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.16)         (0.29)      (0.26)      (0.22)      (0.19)      (0.15)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    16.46     $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
=======================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return............................       4.31%(D)      17.17%      27.10%      15.02%       8.09%      16.47%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,787,039     $5,668,374  $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets.       0.08%(E)       0.08%       0.09%       0.10%       0.10%       0.10% **
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.08%(E)       0.08%       0.10%       0.10%       0.10%       0.11% **
Ratio of Net Investment Income to
 Average Net Assets.....................       2.05%(E)       1.95%       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate.................          3%(D)          3%          3%          4%          4%          1% *
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.

** Represents the combined ratios for the portfolio and, for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                           Value
Target Fund                     Shares            Acquiring Fund             Shares    (in thousands)
-----------                   ---------- --------------------------------- ----------- --------------
                                         U.S. Large Company Institutional
U.S. Large Company Portfolio. 83,482,168   Index Portfolio                 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized Appreciation
Target Fund         Net Assets     (Depreciation)              Acquiring Fund           Net Assets
-----------         ---------- ----------------------- -------------------------------- ----------
U.S. Large Company                                     U.S. Large Company
  Portfolio........ $2,731,987        $315,984           Institutional Index Portfolio   $870,696

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2015, the Feeder Fund's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                    DFA International Value Portfolio. 0.20%

   For the six months ended April 30, 2015, the U.S. Large Company Portfolio's investment management fees for both investment advisory services and the administrative services described above were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                      U.S. Large Company Portfolio. 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
                                         Amount   Expenses Assumed     Recovery
                                       ---------- ---------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......    0.08%         $57              $414
Class R2 Shares
DFA International Value Portfolio (2).    0.79%          --                --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $219
                    U.S. Large Company Portfolio......  270

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $172,687  $217,384

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.         --         $ 4,404        $(4,404)
U.S. Large Company Portfolio......     $3,023          (3,023)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2013..............................    $189,258         --       $189,258
    2014..............................     295,405         --        295,405
    U.S. Large Company Portfolio
    2013..............................      94,840         --         94,840
    2014..............................     102,736         --        102,736

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                       Income and
                                       Short-Term     Long-Term
                                     Capital Gains  Capital Gains Total
                                     -------------- ------------- ------
       U.S. Large Company Portfolio.     $3,023          --       $3,023

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio.    $31,792          --        $(485,409)    $  738,630    $  285,013
U.S. Large Company Portfolio......     10,550          --         (109,001)     2,773,405     2,674,954

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                         ------------------------
                                           2016    2017    2018    Total
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $485,409      --      -- $485,409
      U.S. Large Company Portfolio......       -- $65,329 $43,672  109,001

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $126,405
                  U.S. Large Company Portfolio......   76,220

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,485,780  $  942,737          --     $  942,737
U.S. Large Company Portfolio......  3,193,605   2,861,297    $(72,035)     2,789,262

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2015        Oct. 31, 2014
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $   1,639       90  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........        72        4          347       17
 Shares Redeemed......................................    (2,994)    (160)      (5,810)    (293)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $  (1,283)     (66) $     6,278      322
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 907,069   50,145  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........    49,466    2,866      286,443   14,471
 Shares Redeemed......................................  (923,414) (50,287)  (1,084,532) (55,670)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  33,121    2,724  $   842,591   43,043
                                                       =========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights for the year ended October 31, 2010 has been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                      Approximate
                                           Expiration Number of  Contract Unrealized     Cash
                         Description          Date    Contracts*  Value   Gain (Loss) Collateral
                    -------------------    ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)  06/19/15      51      $5,301     $(53)       $285
                                                                  ------     ----        ----
                                                                  $5,301     $(53)       $285
                                                                  ======     ====        ====

* During the six months ended April 30, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $14,165 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of April 30, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payable: Futures
                                                      Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2015 (amounts in thousands):

                                           Liability Derivatives Value
             -                             -------------------------
                                            Total Value
                                                 at          Equity
                                           April 30, 2015   Contracts
                                           --------------   ---------
             U.S. Large Company Portfolio.      $(53)         $(53)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,952          $ 2,952

                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,664)         $(2,664)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $18,790         16         $7        $73,868

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

J. Securities Lending:

   As of April 30, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $185,824 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      2             90%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             79%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/14  04/30/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,038.30    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,058.90    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,075.20    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,018.30    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.14%    $0.70

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,087.30    0.11%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,119.00    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  960.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,025.10    0.15%    $0.75
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,063.40    0.27%    $1.38
Hypothetical 5% Annual Return........... $1,000.00 $1,023.46    0.27%    $1.35

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   5.7%
              Energy.......................................  17.9%
              Financials...................................  20.7%
              Health Care..................................  11.5%
              Industrials..................................  12.9%
              Information Technology.......................   9.7%
              Materials....................................   3.8%
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   3.9%
              Energy.......................................  13.4%
              Financials...................................  35.6%
              Health Care..................................   2.5%
              Industrials..................................   9.4%
              Information Technology.......................   2.9%
              Materials....................................  12.4%
              Telecommunication Services...................   4.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.3%
              Consumer Staples.............................   9.1%
              Energy.......................................   1.0%
              Financials...................................  11.8%
              Health Care..................................   4.7%
              Industrials..................................  29.2%
              Information Technology.......................  11.7%
              Materials....................................  11.4%
              Telecommunication Services...................   0.2%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.8%
              Financials...................................  16.0%
              Health Care..................................   7.1%
              Industrials..................................  16.6%
              Information Technology.......................   5.7%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   4.3%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  25.6%
              Consumer Staples.............................   5.1%
              Energy.......................................   4.4%
              Financials...................................  15.5%
              Health Care..................................   3.4%
              Industrials..................................  23.6%
              Information Technology.......................   9.1%
              Materials....................................   7.9%
              Telecommunication Services...................   3.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   5.8%
              Energy.......................................   3.3%
              Financials...................................  17.2%
              Health Care..................................   9.4%
              Industrials..................................  27.8%
              Information Technology.......................   9.4%
              Materials....................................   8.3%
              Other........................................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................  11.4%
              Consumer Staples.............................   4.0%
              Energy.......................................  25.9%
              Financials...................................   7.9%
              Health Care..................................   1.3%
              Industrials..................................  13.3%
              Information Technology.......................   6.0%
              Materials....................................  23.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   6.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   8.4%
              Energy.......................................   7.7%
              Financials...................................  26.3%
              Health Care..................................   2.5%
              Industrials..................................   8.1%
              Information Technology.......................  17.9%
              Materials....................................   8.9%
              Other........................................    --
              Telecommunication Services...................   7.0%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   8.7%
              Energy.......................................   2.0%
              Financials...................................  16.4%
              Health Care..................................   5.7%
              Industrials..................................  16.6%
              Information Technology.......................  14.9%
              Materials....................................  13.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   4.2%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................  9,482,510 $  547,709,778            2.9%
#   Comcast Corp. Special Class A........  3,105,444    178,842,520            0.9%
#   Ford Motor Co........................ 10,847,219    171,386,060            0.9%
    General Motors Co....................  4,177,298    146,456,068            0.8%
    Time Warner Cable, Inc...............  1,876,119    291,774,027            1.5%
    Time Warner, Inc.....................  4,397,226    371,169,847            1.9%
    Other Securities.....................               760,878,419            4.0%
                                                     --------------           -----
Total Consumer Discretionary.............             2,468,216,719           12.9%
                                                     --------------           -----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co............  2,748,548    134,349,026            0.7%
    CVS Health Corp......................  4,790,425    475,641,298            2.5%
    Mondelez International, Inc. Class A.  4,399,456    168,807,127            0.9%
    Other Securities.....................               317,415,718            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,096,213,169            5.7%
                                                     --------------           -----
Energy -- (16.8%)
    Anadarko Petroleum Corp..............  2,605,027    245,133,041            1.3%
    Apache Corp..........................  1,732,984    118,536,106            0.6%
    Baker Hughes, Inc....................  1,938,026    132,677,260            0.7%
    Chevron Corp.........................  5,878,293    652,843,221            3.4%
    ConocoPhillips.......................  6,333,402    430,164,664            2.2%
    Devon Energy Corp....................  1,695,428    115,645,144            0.6%
    Exxon Mobil Corp.....................  5,368,279    469,026,536            2.4%
    Marathon Petroleum Corp..............  1,339,624    132,046,738            0.7%
    Occidental Petroleum Corp............  2,221,423    177,935,982            0.9%
    Phillips 66..........................  1,670,790    132,510,355            0.7%
    Valero Energy Corp...................  2,806,975    159,716,877            0.8%
    Other Securities.....................               644,777,263            3.5%
                                                     --------------           -----
Total Energy.............................             3,411,013,187           17.8%
                                                     --------------           -----
Financials -- (19.5%)
    American International Group, Inc....  2,903,721    163,450,455            0.9%
    Bank of America Corp................. 15,546,531    247,656,239            1.3%
    Bank of New York Mellon Corp. (The)..  2,970,420    125,767,583            0.7%
    Capital One Financial Corp...........  2,044,209    165,274,298            0.9%
    Citigroup, Inc.......................  4,980,715    265,571,724            1.4%
#   CME Group, Inc.......................  1,222,099    111,101,020            0.6%
    Goldman Sachs Group, Inc. (The)......  1,243,356    244,219,985            1.3%
    JPMorgan Chase & Co.................. 10,421,544    659,266,873            3.4%
    MetLife, Inc.........................  2,189,692    112,309,303            0.6%
    Morgan Stanley.......................  3,805,140    141,969,773            0.7%
    Wells Fargo & Co.....................  4,175,882    230,091,098            1.2%
    Other Securities.....................             1,489,067,659            7.7%
                                                     --------------           -----
Total Financials.........................             3,955,746,010           20.7%
                                                     --------------           -----
Health Care -- (10.8%)
    Aetna, Inc...........................  2,009,110    214,713,586            1.1%
    Anthem, Inc..........................  1,674,297    252,701,646            1.3%
*   Boston Scientific Corp...............  6,573,232    117,134,994            0.6%
#*  Express Scripts Holding Co...........  2,947,224    254,640,154            1.3%
    Humana, Inc..........................    707,042    117,086,155            0.6%
#   Pfizer, Inc.......................... 19,796,068    671,680,587            3.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
Health Care -- (Continued)
       Thermo Fisher Scientific, Inc...   1,315,969 $   165,390,984            0.9%
       Other Securities................                 400,048,103            2.2%
                                                    ---------------          ------
Total Health Care......................               2,193,396,209           11.5%
                                                    ---------------          ------
Industrials -- (12.1%)
       CSX Corp........................   5,382,618     194,258,684            1.0%
       FedEx Corp......................     843,839     143,089,779            0.8%
       General Electric Co.............  28,575,994     773,837,918            4.1%
#      Norfolk Southern Corp...........   1,611,307     162,500,311            0.9%
       Northrop Grumman Corp...........   1,364,645     210,209,916            1.1%
#      Southwest Airlines Co...........   3,905,821     158,420,100            0.8%
       Union Pacific Corp..............   1,765,010     187,497,012            1.0%
       Other Securities................                 630,374,695            3.2%
                                                    ---------------          ------
Total Industrials......................               2,460,188,415           12.9%
                                                    ---------------          ------
Information Technology -- (9.1%)
       Cisco Systems, Inc..............  12,332,314     355,540,613            1.9%
       EMC Corp........................   4,399,598     118,393,182            0.6%
       Hewlett-Packard Co..............   9,619,949     317,169,719            1.7%
       Intel Corp......................   8,749,317     284,790,268            1.5%
       Other Securities................                 770,628,639            4.0%
                                                    ---------------          ------
Total Information Technology...........               1,846,522,421            9.7%
                                                    ---------------          ------
Materials -- (3.6%)
       Other Securities................                 729,423,962            3.8%
                                                    ---------------          ------
Real Estate Investment Trusts -- (0.0%)
       Other Securities................                   3,010,581            0.0%
                                                    ---------------          ------
Telecommunication Services -- (4.2%)
#      AT&T, Inc.......................  20,643,229     715,081,453            3.7%
       Other Securities................                 144,466,196            0.8%
                                                    ---------------          ------
Total Telecommunication Services.......                 859,547,649            4.5%
                                                    ---------------          ------
Utilities -- (0.3%)
       Other Securities................                  68,980,718            0.4%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              19,092,259,040           99.9%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                     208,566            0.0%
                                                    ---------------          ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@   DFA Short Term Investment Fund.. 107,345,414   1,241,986,437            6.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).............               $20,334,454,043          106.4%
                                                    ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
  Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
  Energy........................   3,411,013,187             --   --      3,411,013,187
  Financials....................   3,955,746,010             --   --      3,955,746,010
  Health Care...................   2,193,396,209             --   --      2,193,396,209
  Industrials...................   2,460,188,415             --   --      2,460,188,415
  Information Technology........   1,846,522,421             --   --      1,846,522,421
  Materials.....................     729,423,962             --   --        729,423,962
  Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
  Telecommunication Services....     859,547,649             --   --        859,547,649
  Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants.................              -- $      208,566   --            208,566
Securities Lending Collateral...              --  1,241,986,437   --      1,241,986,437
                                 --------------- --------------   --    ---------------
TOTAL........................... $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Macquarie Group, Ltd.......................... 1,166,354 $ 71,465,422            0.7%
    National Australia Bank, Ltd.................. 2,095,885   60,687,121            0.6%
    Wesfarmers, Ltd............................... 2,171,552   74,851,884            0.8%
    Other Securities..............................            440,514,946            4.4%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            647,519,373            6.5%
                                                             ------------            ----
AUSTRIA -- (0.1%)
    Other Securities..............................             14,194,786            0.1%
                                                             ------------            ----
BELGIUM -- (1.2%)
    Other Securities..............................            127,207,184            1.3%
                                                             ------------            ----
CANADA -- (7.7%)
    Bank of Montreal..............................   860,326   56,179,288            0.6%
    Canadian Natural Resources, Ltd............... 1,849,320   61,449,846            0.6%
#   Manulife Financial Corp....................... 3,287,435   59,835,949            0.6%
    Suncor Energy, Inc............................ 3,750,370  122,131,817            1.2%
    Other Securities..............................            548,076,239            5.5%
                                                             ------------            ----
TOTAL CANADA......................................            847,673,139            8.5%
                                                             ------------            ----
DENMARK -- (1.3%)
    Other Securities..............................            143,350,002            1.4%
                                                             ------------            ----
FINLAND -- (0.7%)
    Other Securities..............................             77,102,984            0.8%
                                                             ------------            ----
FRANCE -- (7.9%)
#   AXA SA........................................ 4,004,754  101,263,553            1.0%
    BNP Paribas SA................................ 1,173,096   74,082,501            0.7%
    Cie de Saint-Gobain........................... 1,565,233   71,135,279            0.7%
#   GDF Suez...................................... 3,247,971   66,084,477            0.7%
    Orange SA..................................... 3,989,277   65,708,630            0.7%
#   Renault SA....................................   759,515   79,914,398            0.8%
    Societe Generale SA........................... 1,435,323   71,758,485            0.7%
    Other Securities..............................            343,321,863            3.4%
                                                             ------------            ----
TOTAL FRANCE......................................            873,269,186            8.7%
                                                             ------------            ----
GERMANY -- (6.9%)
#   Allianz SE....................................   768,935  130,883,988            1.3%
    Bayerische Motoren Werke AG...................   829,743   97,880,295            1.0%
    Daimler AG.................................... 2,214,556  212,922,187            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   273,971   53,478,460            0.5%
    Other Securities..............................            266,936,885            2.7%
                                                             ------------            ----
TOTAL GERMANY.....................................            762,101,815            7.6%
                                                             ------------            ----
HONG KONG -- (2.7%)
    Hutchison Whampoa, Ltd........................ 5,076,000   74,495,202            0.7%
    Other Securities..............................            227,312,335            2.3%
                                                             ------------            ----
TOTAL HONG KONG...................................            301,807,537            3.0%
                                                             ------------            ----

IRELAND -- (0.2%)
    Other Securities..............................             26,121,781            0.3%
                                                             ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

ISRAEL -- (0.3%)
    Other Securities........................            $   35,130,239            0.4%
                                                        --------------           -----

ITALY -- (1.3%)
    UniCredit SpA...........................  6,940,290     49,818,281            0.5%
    Other Securities........................                96,542,603            1.0%
                                                        --------------           -----
TOTAL ITALY.................................               146,360,884            1.5%
                                                        --------------           -----

JAPAN -- (19.9%)
    Honda Motor Co., Ltd....................  2,839,900     95,208,668            1.0%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    152,455,840            1.5%
    Mizuho Financial Group, Inc............. 51,633,200     98,427,317            1.0%
    Nippon Steel & Sumitomo Metal Corp...... 19,063,940     49,589,428            0.5%
    Nissan Motor Co., Ltd...................  5,844,900     60,674,102            0.6%
    NTT DOCOMO, Inc.........................  3,018,500     53,465,121            0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,728,500    119,138,825            1.2%
    Other Securities........................             1,581,800,898           15.8%
                                                        --------------           -----
TOTAL JAPAN.................................             2,210,760,199           22.1%
                                                        --------------           -----

NETHERLANDS -- (2.7%)
*   ING Groep NV............................  6,479,202     99,400,933            1.0%
    Other Securities........................               194,499,001            1.9%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               293,899,934            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                10,828,730            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                69,461,065            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,432,720            0.0%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               120,212,021            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Iberdrola SA............................ 14,302,198     95,728,713            0.9%
    Other Securities........................               154,532,682            1.6%
                                                        --------------           -----
TOTAL SPAIN.................................               250,261,395            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     56,515,429            0.6%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     53,365,201            0.5%
    Other Securities........................               205,131,159            2.0%
                                                        --------------           -----
TOTAL SWEDEN................................               315,011,789            3.1%
                                                        --------------           -----

SWITZERLAND -- (7.7%)
    ABB, Ltd................................  3,506,609     76,838,333            0.8%
    Cie Financiere Richemont SA.............    591,731     52,742,706            0.5%
    Holcim, Ltd.............................    887,877     71,323,585            0.7%
    Novartis AG.............................  1,236,600    126,222,379            1.3%
    Swiss Re AG.............................  1,037,390     92,024,136            0.9%
    UBS Group AG............................  2,463,478     49,213,708            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                 Shares       Value++     of Net Assets**
                                                 ------       -------     ---------------

SWITZERLAND -- (Continued)
      Zurich Insurance Group AG...............    333,311 $   102,877,494            1.0%
      Other Securities........................                280,890,571            2.8%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                852,132,912            8.5%
                                                          ---------------          ------

UNITED KINGDOM -- (15.7%)
      Anglo American P.L.C....................  3,418,604      57,919,731            0.6%
#     Barclays P.L.C. Sponsored ADR...........  5,577,889      87,795,973            0.9%
      BP P.L.C. Sponsored ADR.................  8,279,050     357,323,797            3.6%
      HSBC Holdings P.L.C..................... 11,244,488     112,326,785            1.1%
      HSBC Holdings P.L.C. Sponsored ADR......  2,250,217     111,678,269            1.1%
      Lloyds Banking Group P.L.C.............. 80,211,445      94,992,545            1.0%
#     Royal Dutch Shell P.L.C. ADR(B03MM73)...  3,323,210     214,646,134            2.1%
      Royal Dutch Shell P.L.C. ADR(780259206).    812,214      51,518,734            0.5%
      Standard Chartered P.L.C................  4,120,837      67,467,164            0.7%
      Vodafone Group P.L.C.................... 34,880,956     122,892,797            1.2%
      Vodafone Group P.L.C. Sponsored ADR.....  2,686,108      94,551,011            0.9%
      Other Securities........................                365,006,280            3.6%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,738,119,220           17.3%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,866,958,895           98.5%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
#     Volkswagen AG...........................    213,701      55,016,390            0.6%
      Other Securities........................                 23,508,685            0.2%
                                                          ---------------          ------
TOTAL GERMANY.................................                 78,525,075            0.8%
                                                          ---------------          ------
TOTAL PREFERRED STOCKS........................                 78,525,075            0.8%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                    655,774            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                    655,774            0.0%
                                                          ---------------          ------

                                                              Value+
                                                              ------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund.......... 98,338,208   1,137,773,070           11.3%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,751,627,190).....................              $11,083,912,814          110.6%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   41,710,367 $  605,809,006   --    $   647,519,373
  Austria.....................             --     14,194,786   --         14,194,786
  Belgium.....................      4,236,232    122,970,952   --        127,207,184
  Canada......................    847,673,139             --   --        847,673,139
  Denmark.....................             --    143,350,002   --        143,350,002
  Finland.....................      2,202,162     74,900,822   --         77,102,984
  France......................      4,519,004    868,750,182   --        873,269,186
  Germany.....................     65,809,417    696,292,398   --        762,101,815
  Hong Kong...................             --    301,807,537   --        301,807,537
  Ireland.....................      6,015,287     20,106,494   --         26,121,781
  Israel......................        851,655     34,278,584   --         35,130,239
  Italy.......................     22,010,100    124,350,784   --        146,360,884
  Japan.......................     74,705,620  2,136,054,579   --      2,210,760,199
  Netherlands.................     28,799,869    265,100,065   --        293,899,934
  New Zealand.................             --     10,828,730   --         10,828,730
  Norway......................     15,808,360     53,652,705   --         69,461,065
  Portugal....................             --      4,432,720   --          4,432,720
  Singapore...................             --    120,212,021   --        120,212,021
  Spain.......................      5,718,148    244,543,247   --        250,261,395
  Sweden......................      9,733,859    305,277,930   --        315,011,789
  Switzerland.................     62,334,340    789,798,572   --        852,132,912
  United Kingdom..............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
  Germany.....................             --     78,525,075   --         78,525,075
Rights/Warrants
  Spain.......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 10,618,562            0.4%
    Calsonic Kansei Corp........................   994,000    7,245,934            0.3%
    Nifco, Inc..................................   287,200   10,171,536            0.4%
    Shimachu Co., Ltd...........................   297,200    7,692,370            0.3%
    Wacoal Holdings Corp........................   675,000    7,501,637            0.3%
    Other Securities............................            483,586,928           18.4%
                                                           ------------           -----
Total Consumer Discretionary....................            526,816,967           20.1%
                                                           ------------           -----
Consumer Staples -- (8.2%)
#   Lion Corp................................... 1,217,000    7,459,102            0.3%
    Matsumotokiyoshi Holdings Co., Ltd..........   223,800    8,148,780            0.3%
    Nichirei Corp............................... 1,501,000    7,922,948            0.3%
    Sapporo Holdings, Ltd....................... 1,981,000    7,775,899            0.3%
    Takara Holdings, Inc........................   980,300    7,304,188            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300    8,302,458            0.3%
    Other Securities............................            189,537,445            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            236,450,820            9.0%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             26,354,717            1.0%
                                                           ------------           -----
Financials -- (10.7%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    7,553,870            0.3%
#   Higo Bank, Ltd. (The)....................... 1,124,000    7,224,269            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,332,639            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    7,970,217            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    8,393,655            0.3%
*   Leopalace21 Corp............................ 1,511,300    8,716,353            0.3%
    Musashino Bank, Ltd. (The)..................   198,700    7,194,014            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,998,094            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    9,158,311            0.4%
    Other Securities............................            235,193,147            8.9%
                                                           ------------           -----
Total Financials................................            306,734,569           11.7%
                                                           ------------           -----
Health Care -- (4.3%)
    Asahi Intecc Co., Ltd.......................   123,000    7,574,735            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    7,127,079            0.3%
#   Tsumura & Co................................   348,700    8,171,178            0.3%
    Other Securities............................             99,298,754            3.7%
                                                           ------------           -----
Total Health Care...............................            122,171,746            4.6%
                                                           ------------           -----
Industrials -- (26.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,218,341            0.3%
    Daifuku Co., Ltd............................   579,400    7,718,800            0.3%
    DMG Mori Seiki Co., Ltd.....................   486,500    7,934,353            0.3%
    Fujikura, Ltd............................... 1,984,000    9,449,502            0.4%
#   Furukawa Electric Co., Ltd.................. 4,806,000    8,808,884            0.3%
    Glory, Ltd..................................   266,700    7,381,541            0.3%
#   Iwatani Corp................................ 1,087,000    7,351,887            0.3%
#   Japan Steel Works, Ltd. (The)............... 1,992,000    9,192,882            0.4%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    9,174,203            0.4%
    Nishi-Nippon Railroad Co., Ltd.............. 1,834,000    8,042,265            0.3%
    Nisshinbo Holdings, Inc.....................   903,000    9,353,261            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      OKUMA Corp.........................    844,000 $    9,144,517            0.4%
      OSG Corp...........................    444,300      9,237,823            0.4%
      Sankyu, Inc........................  1,540,000      7,222,498            0.3%
      Sanwa Holdings Corp................  1,232,600      9,302,894            0.4%
      Other Securities...................               632,476,310           23.7%
                                                     --------------          ------
Total Industrials........................               759,009,961           28.9%
                                                     --------------          ------

Information Technology -- (10.7%)
      Horiba, Ltd........................    212,650      7,985,273            0.3%
      IT Holdings Corp...................    505,101      9,946,402            0.4%
      Oki Electric Industry Co., Ltd.....  4,751,000      9,732,972            0.4%
      SCREEN Holdings Co., Ltd...........  1,231,000      8,356,784            0.3%
      Taiyo Yuden Co., Ltd...............    642,700      9,501,859            0.4%
      Other Securities...................               260,157,452            9.8%
                                                     --------------          ------
Total Information Technology.............               305,680,742           11.6%
                                                     --------------          ------

Materials -- (10.3%)
      ADEKA Corp.........................    523,000      7,376,790            0.3%
      Lintec Corp........................    303,800      7,452,101            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,568,000      8,477,444            0.3%
      Nisshin Steel Co., Ltd.............    582,592      7,764,699            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000      8,637,435            0.3%
      Toyobo Co., Ltd....................  5,776,000      8,805,372            0.3%
      Ube Industries, Ltd................  5,257,000      8,721,582            0.3%
      Other Securities...................               239,767,743            9.2%
                                                     --------------          ------
Total Materials..........................               297,003,166           11.3%
                                                     --------------          ------

Telecommunication Services -- (0.1%)
      Other Securities...................                 4,125,906            0.2%
                                                     --------------          ------

Utilities -- (0.6%)
      Other Securities...................                15,927,333            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,600,275,927           99.0%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..... 23,434,297    271,134,819           10.3%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,654,997,422)................              $2,871,410,746          109.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  526,816,967   --    $  526,816,967
  Consumer Staples............ $2,148,538    234,302,282   --       236,450,820
  Energy......................         --     26,354,717   --        26,354,717
  Financials..................         --    306,734,569   --       306,734,569
  Health Care.................         --    122,171,746   --       122,171,746
  Industrials.................         --    759,009,961   --       759,009,961
  Information Technology......  2,517,578    303,163,164   --       305,680,742
  Materials...................         --    297,003,166   --       297,003,166
  Telecommunication Services..         --      4,125,906   --         4,125,906
  Utilities...................         --     15,927,333   --        15,927,333
Securities Lending Collateral.         --    271,134,819   --       271,134,819
                               ---------- --------------   --    --------------
TOTAL......................... $4,666,116 $2,866,744,630   --    $2,871,410,746
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.7%)
AUSTRALIA -- (40.1%)
    Adelaide Brighton, Ltd................  3,668,074 $ 13,067,350            0.9%
    Ansell, Ltd...........................    528,919   10,885,246            0.8%
    Aristocrat Leisure, Ltd...............  2,821,383   18,441,478            1.3%
#   Beach Energy, Ltd.....................  9,180,505    8,007,797            0.6%
#   carsales.com, Ltd.....................  1,702,940   12,721,551            0.9%
    CSR, Ltd..............................  3,271,166    9,401,454            0.7%
    Domino's Pizza Enterprises, Ltd.......    286,872    8,256,380            0.6%
    Downer EDI, Ltd.......................  2,903,995   10,098,121            0.7%
    DuluxGroup, Ltd.......................  3,101,823   15,470,828            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,023,498            1.1%
    Fairfax Media, Ltd.................... 14,257,034   11,730,892            0.8%
#   GrainCorp, Ltd. Class A...............  1,217,507    9,491,039            0.7%
#   iiNET, Ltd............................  1,121,222    8,769,726            0.6%
    Independence Group NL.................  1,789,170    8,348,729            0.6%
#   Invocare, Ltd.........................    901,024    9,521,924            0.7%
#   IOOF Holdings, Ltd....................  1,900,338   15,077,021            1.1%
#   Iress, Ltd............................  1,073,207    8,801,370            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   12,915,393            0.9%
#   M2 Group, Ltd.........................  1,270,931   10,998,394            0.8%
#   Magellan Financial Group, Ltd.........    466,192    7,316,634            0.5%
#   NIB Holdings, Ltd.....................  2,713,689    7,824,164            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    8,548,706            0.6%
#   OZ Minerals, Ltd......................  2,198,276    8,092,692            0.6%
    Perpetual, Ltd........................    356,426   15,178,883            1.1%
#   Primary Health Care, Ltd..............  3,204,222   12,541,277            0.9%
*   Qantas Airways, Ltd...................  4,774,293   12,761,394            0.9%
#   Sims Metal Management, Ltd............  1,382,214   11,780,563            0.8%
#   Sirtex Medical, Ltd...................    412,322    6,890,108            0.5%
#   Slater & Gordon, Ltd..................  1,962,864    9,828,927            0.7%
#   Spark Infrastructure Group............ 10,385,907   15,971,391            1.1%
#   Super Retail Group, Ltd...............  1,280,749    9,969,898            0.7%
    Tabcorp Holdings, Ltd.................  2,628,740   10,098,762            0.7%
    Other Securities......................             341,600,806           24.0%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             695,432,396           49.2%
                                                      ------------           -----

CHINA -- (0.5%)
    Other Securities......................               9,561,281            0.7%
                                                      ------------           -----

HONG KONG -- (24.0%)
    Cafe de Coral Holdings, Ltd...........  1,930,000    7,186,820            0.5%
    Dah Sing Banking Group, Ltd...........  3,457,116    7,481,915            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    8,293,334            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   13,041,225            0.9%
    Hopewell Holdings, Ltd................  2,920,000   11,211,143            0.8%
    Luk Fook Holdings International, Ltd..  2,862,000    8,930,396            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    7,374,189            0.5%
    Television Broadcasts, Ltd............  1,481,300    9,679,009            0.7%
    Value Partners Group, Ltd.............  5,396,000   10,018,069            0.7%
    Vitasoy International Holdings, Ltd...  4,703,000    8,598,433            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000   10,806,910            0.8%
    Other Securities......................             314,218,905           22.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             416,840,348           29.5%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.0%)
      Air New Zealand, Ltd...................  3,693,701 $    7,590,684            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,190,065     20,750,948            1.5%
#     Infratil, Ltd..........................  3,201,309      7,620,110            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,523,565            1.0%
#     Sky Network Television, Ltd............  2,080,268      9,965,124            0.7%
      SKYCITY Entertainment Group, Ltd.......  4,352,955     13,944,040            1.0%
      Other Securities.......................                63,839,094            4.6%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               138,233,565            9.8%
                                                         --------------          ------
SINGAPORE -- (8.1%)
      Venture Corp., Ltd.....................  1,654,300     10,550,481            0.8%
      Other Securities.......................               130,430,824            9.2%
                                                         --------------          ------
TOTAL SINGAPORE..............................               140,981,305           10.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,401,048,895           99.2%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.2%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                        --            0.0%
                                                         --------------          ------
HONG KONG -- (0.2%)
      Other Securities.......................                 3,109,064            0.2%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                       314            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                 3,109,378            0.2%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund......... 28,646,913    331,444,781           23.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,730,770,323)....................              $1,735,603,054          122.9%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $12,722,887 $  682,709,509   --    $  695,432,396
  China.......................          --      9,561,281   --         9,561,281
  Hong Kong...................   2,126,793    414,713,555   --       416,840,348
  New Zealand.................          --    138,233,565   --       138,233,565
  Singapore...................   1,369,138    139,612,167   --       140,981,305
Rights/Warrants...............
  Australia...................          --             --   --                --
  Hong Kong...................          --      3,109,064   --         3,109,064
  Singapore...................          --            314   --               314
Securities Lending Collateral.          --    331,444,781   --       331,444,781
                               ----------- --------------   --    --------------
TOTAL......................... $16,218,818 $1,719,384,236   --    $1,735,603,054
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (24.5%)
     Barratt Developments P.L.C........ 2,727,034 $ 21,634,491            1.0%
     Bellway P.L.C.....................   634,613   19,293,629            0.9%
     Berkeley Group Holdings P.L.C.....   664,403   25,581,278            1.2%
     Daily Mail & General Trust P.L.C.. 1,421,265   19,537,514            0.9%
 #   Greene King P.L.C................. 1,372,727   17,452,683            0.8%
     Howden Joinery Group P.L.C........ 3,359,489   23,915,571            1.1%
     Inchcape P.L.C.................... 2,259,473   28,740,630            1.4%
     Informa P.L.C..................... 3,220,526   27,427,802            1.3%
     Rightmove P.L.C...................   477,301   23,105,850            1.1%
     Taylor Wimpey P.L.C............... 8,920,064   22,649,656            1.1%
 *   Thomas Cook Group P.L.C........... 7,316,715   16,048,409            0.8%
     UBM P.L.C......................... 2,263,037   19,535,822            0.9%
     WH Smith P.L.C....................   687,058   15,074,108            0.7%
     William Hill P.L.C................ 4,471,540   24,705,783            1.2%
     Other Securities..................            227,514,808           11.0%
                                                  ------------           -----
 Total Consumer Discretionary..........            532,218,034           25.4%
                                                  ------------           -----

 Consumer Staples -- (4.8%)
     Booker Group P.L.C................ 7,254,558   16,060,425            0.8%
     Britvic P.L.C..................... 1,233,710   13,701,051            0.7%
     Tate & Lyle P.L.C................. 2,371,143   21,601,188            1.0%
     Other Securities..................             54,058,011            2.5%
                                                  ------------           -----
 Total Consumer Staples................            105,420,675            5.0%
                                                  ------------           -----

 Energy -- (4.2%)
     Amec Foster Wheeler P.L.C......... 1,360,198   19,044,378            0.9%
     John Wood Group P.L.C............. 1,909,170   20,115,851            1.0%
     Other Securities..................             52,050,786            2.5%
                                                  ------------           -----
 Total Energy..........................             91,211,015            4.4%
                                                  ------------           -----

 Financials -- (14.8%)
     Amlin P.L.C....................... 2,600,313   18,223,007            0.9%
     Catlin Group, Ltd................. 1,899,020   20,460,348            1.0%
     Close Brothers Group P.L.C........   765,620   17,896,704            0.9%
     Henderson Group P.L.C............. 5,607,542   23,927,378            1.1%
     Hiscox, Ltd....................... 1,449,723   18,265,611            0.9%
     ICAP P.L.C........................ 2,839,958   24,144,556            1.2%
     IG Group Holdings P.L.C........... 1,890,472   21,315,332            1.0%
     Man Group P.L.C................... 9,464,717   27,906,812            1.3%
     Other Securities..................            150,151,792            7.1%
                                                  ------------           -----
 Total Financials......................            322,291,540           15.4%
                                                  ------------           -----

 Health Care -- (3.2%)
 *   BTG P.L.C......................... 1,345,513   14,846,477            0.7%
     Other Securities..................             54,751,032            2.6%
                                                  ------------           -----
 Total Health Care.....................             69,597,509            3.3%
                                                  ------------           -----

 Industrials -- (22.6%)
     Balfour Beatty P.L.C.............. 3,473,566   12,856,619            0.6%
     BBA Aviation P.L.C................ 2,696,604   14,188,979            0.7%
     Berendsen P.L.C...................   875,545   13,919,012            0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------

Industrials -- (Continued)
      Bodycote P.L.C.........................  1,210,345 $   12,746,902            0.6%
      Cobham P.L.C...........................  5,783,297     26,235,319            1.3%
      DCC P.L.C..............................    441,845     28,107,328            1.3%
      Hays P.L.C.............................  7,231,761     16,997,190            0.8%
      Melrose Industries P.L.C...............  5,230,962     21,227,179            1.0%
      Rentokil Initial P.L.C.................  9,327,890     19,184,899            0.9%
      Rotork P.L.C...........................    438,584     15,826,476            0.8%
      Spirax-Sarco Engineering P.L.C.........    388,975     20,134,516            1.0%
      Other Securities.......................               289,571,713           13.7%
                                                         --------------          ------
Total Industrials............................               490,996,132           23.4%
                                                         --------------          ------

Information Technology -- (8.7%)
      Halma P.L.C............................  1,965,372     21,404,612            1.0%
      Micro Focus International P.L.C........    671,015     12,915,112            0.6%
      Spectris P.L.C.........................    615,718     20,235,948            1.0%
#     Telecity Group P.L.C...................  1,011,062     13,714,491            0.6%
      Other Securities.......................               121,369,971            5.8%
                                                         --------------          ------
Total Information Technology.................               189,640,134            9.0%
                                                         --------------          ------

Materials -- (7.6%)
      Croda International P.L.C..............    447,752     19,430,956            0.9%
      DS Smith P.L.C.........................  4,938,232     26,404,486            1.3%
      Essentra P.L.C.........................  1,327,499     19,486,754            0.9%
      Other Securities.......................                99,063,084            4.7%
                                                         --------------          ------
Total Materials..............................               164,385,280            7.8%
                                                         --------------          ------

Telecommunication Services -- (3.3%)
      Cable & Wireless Communications P.L.C.. 13,842,085     14,268,864            0.7%
      Inmarsat P.L.C.........................  2,217,438     34,145,358            1.6%
#     TalkTalk Telecom Group P.L.C...........  2,611,397     14,598,487            0.7%
      Other Securities.......................                 7,715,677            0.4%
                                                         --------------          ------
Total Telecommunication Services.............                70,728,386            3.4%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  2,002,765     26,285,374            1.3%
      Other Securities.......................                15,102,636            0.7%
                                                         --------------          ------
Total Utilities..............................                41,388,010            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,077,876,715           99.1%
                                                         --------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund.........  8,175,108     94,585,996            4.5%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,615,524,137)....................              $2,172,462,711          103.6%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                               ----------------------------------------------
                               Level 1     Level 2     Level 3     Total
                               -------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......       -- $  532,218,034   --    $  532,218,034
  Consumer Staples............       --    105,420,675   --       105,420,675
  Energy......................       --     91,211,015   --        91,211,015
  Financials..................       --    322,291,540   --       322,291,540
  Health Care................. $554,268     69,043,241   --        69,597,509
  Industrials.................       --    490,996,132   --       490,996,132
  Information Technology......       --    189,640,134   --       189,640,134
  Materials...................       --    164,385,280   --       164,385,280
  Telecommunication Services..       --     70,728,386   --        70,728,386
  Utilities...................       --     41,388,010   --        41,388,010
Securities Lending Collateral.       --     94,585,996   --        94,585,996
                               -------- --------------   --    --------------
TOTAL......................... $554,268 $2,171,908,443   --    $2,172,462,711
                               ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                             Percentage
                                      Shares    Value++    of Net Assets**
                                      ------    -------    ---------------
     COMMON STOCKS -- (86.4%)
     AUSTRALIA -- (0.0%)
         Other Securities............         $    141,148            0.0%
                                              ------------           -----

     AUSTRIA -- (2.1%)
         Other Securities............           85,070,661            2.4%
                                              ------------           -----

     BELGIUM -- (3.1%)
         Ackermans & van Haaren NV... 134,383   16,423,619            0.5%
         Other Securities............          107,867,580            3.1%
                                              ------------           -----
     TOTAL BELGIUM...................          124,291,199            3.6%
                                              ------------           -----

     DENMARK -- (4.2%)
     *   Genmab A.S.................. 217,338   16,735,281            0.5%
         GN Store Nord A.S........... 826,732   17,848,732            0.5%
         Sydbank A.S................. 351,217   13,184,016            0.4%
     *   Topdanmark A.S.............. 491,266   14,734,245            0.4%
         Other Securities............          105,998,129            3.0%
                                              ------------           -----
     TOTAL DENMARK...................          168,500,403            4.8%
                                              ------------           -----

     FINLAND -- (6.3%)
         Amer Sports Oyj............. 641,324   16,049,773            0.5%
         Elisa Oyj................... 734,075   22,488,593            0.7%
     #   Huhtamaki Oyj............... 457,047   14,610,757            0.4%
         Kesko Oyj Class B........... 335,156   13,694,069            0.4%
     #   Nokian Renkaat Oyj.......... 613,904   19,949,439            0.6%
         Orion Oyj Class B........... 409,240   13,381,757            0.4%
         Other Securities............          152,351,594            4.3%
                                              ------------           -----
     TOTAL FINLAND...................          252,525,982            7.3%
                                              ------------           -----

     FRANCE -- (10.4%)
         Eurofins Scientific SE......  46,767   13,173,549            0.4%
         Faurecia.................... 275,868   13,076,913            0.4%
         Lagardere SCA............... 610,002   19,581,595            0.6%
         Orpea....................... 195,864   12,901,987            0.4%
         Teleperformance............. 300,192   22,533,655            0.7%
         Other Securities............          331,430,602            9.4%
                                              ------------           -----
     TOTAL FRANCE....................          412,698,301           11.9%
                                              ------------           -----

     GERMANY -- (12.9%)
         Aareal Bank AG.............. 409,233   17,601,805            0.5%
         Deutsche Wohnen AG.......... 607,513   15,934,853            0.5%
     *   Dialog Semiconductor P.L.C.. 338,103   15,244,681            0.4%
         Duerr AG.................... 126,478   12,945,994            0.4%
         Freenet AG.................. 638,935   20,695,198            0.6%
         LANXESS AG.................. 291,702   15,569,479            0.5%
         MTU Aero Engines AG......... 239,900   23,583,738            0.7%
         Other Securities............          390,855,910           11.2%
                                              ------------           -----
     TOTAL GERMANY...................          512,431,658           14.8%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities............                  758            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------

IRELAND -- (2.1%)
    Glanbia P.L.C.........................    700,613 $ 13,037,498            0.4%
    Paddy Power P.L.C.....................    175,221   15,624,789            0.5%
    Smurfit Kappa Group P.L.C.............    546,377   16,728,135            0.5%
    Other Securities......................              36,834,337            1.0%
                                                      ------------           -----
TOTAL IRELAND.............................              82,224,759            2.4%
                                                      ------------           -----

ISRAEL -- (2.0%)
    Other Securities......................              81,404,420            2.3%
                                                      ------------           -----

ITALY -- (9.1%)
    Azimut Holding SpA....................    509,670   14,960,192            0.4%
*   Banca Popolare dell'Emilia Romagna SC.  2,429,723   19,986,485            0.6%
*   Banca Popolare di Milano Scarl........ 21,133,583   21,776,614            0.6%
*   Finmeccanica SpA......................  1,780,003   22,710,893            0.7%
*   Mediaset SpA..........................  2,550,189   13,106,979            0.4%
    Prysmian SpA..........................    991,595   20,221,631            0.6%
    Other Securities......................             248,713,043            7.1%
                                                      ------------           -----
TOTAL ITALY...............................             361,475,837           10.4%
                                                      ------------           -----

NETHERLANDS -- (5.1%)
    Aalberts Industries NV................    551,102   17,085,640            0.5%
#   ASM International NV..................    290,828   14,120,267            0.4%
    Delta Lloyd NV........................  1,039,486   19,657,852            0.6%
#   TNT Express NV........................  2,208,848   18,854,878            0.5%
    Other Securities......................             135,380,354            3.9%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             205,098,991            5.9%
                                                      ------------           -----

NORWAY -- (2.4%)
    Other Securities......................              93,897,505            2.7%
                                                      ------------           -----

PORTUGAL -- (1.2%)
    Other Securities......................              48,444,829            1.4%
                                                      ------------           -----

SPAIN -- (5.5%)
    Bolsas y Mercados Espanoles SHMSF SA..    400,008   17,895,102            0.5%
*   Gamesa Corp. Tecnologica SA...........  1,193,955   15,966,033            0.5%
*   Jazztel P.L.C.........................  1,097,205   15,841,804            0.5%
    Viscofan SA...........................    223,870   14,229,050            0.4%
    Other Securities......................             155,185,966            4.4%
                                                      ------------           -----
TOTAL SPAIN...............................             219,117,955            6.3%
                                                      ------------           -----

SWEDEN -- (8.1%)
    Other Securities......................             323,047,176            9.3%
                                                      ------------           -----

SWITZERLAND -- (11.9%)
    ams AG................................    372,640   20,259,450            0.6%
#*  Dufry AG..............................    115,350   16,960,705            0.5%
    Flughafen Zuerich AG..................     21,722   16,916,800            0.5%
    GAM Holding AG........................    914,388   20,629,496            0.6%
    Georg Fischer AG......................     21,948   15,523,924            0.5%
    Helvetia Holding AG...................     35,100   19,941,831            0.6%
    Logitech International SA.............    848,062   12,731,375            0.4%
    PSP Swiss Property AG.................    143,462   13,381,066            0.4%
    Straumann Holding AG..................     54,567   15,438,935            0.4%
#   Sulzer AG.............................    122,816   13,704,806            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

SWITZERLAND -- (Continued)
        Other Securities................            $  309,157,594            8.8%
                                                    --------------          ------
TOTAL SWITZERLAND.......................               474,645,982           13.7%
                                                    --------------          ------

UNITED STATES -- (0.0%)
        Other Securities................                 1,277,266            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             3,446,294,830           99.2%
                                                    --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
        Other Securities................                 9,326,137            0.3%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                 9,326,137            0.3%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

BELGIUM -- (0.0%)
        Other Securities................                   102,201            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                       772            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   102,973            0.0%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@    DFA Short Term Investment Fund.. 45,989,940    532,103,609           15.3%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,280,238,899)...............              $3,987,827,549          114.8%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Australia...................         -- $      141,148   --    $      141,148
  Austria.....................         --     85,070,661   --        85,070,661
  Belgium.....................         --    124,291,199   --       124,291,199
  Denmark.....................         --    168,500,403   --       168,500,403
  Finland.....................         --    252,525,982   --       252,525,982
  France...................... $  680,068    412,018,233   --       412,698,301
  Germany.....................         --    512,431,658   --       512,431,658
  Greece......................         --            758   --               758
  Ireland.....................         --     82,224,759   --        82,224,759
  Israel......................         --     81,404,420   --        81,404,420
  Italy.......................         --    361,475,837   --       361,475,837
  Netherlands.................         --    205,098,991   --       205,098,991
  Norway......................    920,889     92,976,616   --        93,897,505
  Portugal....................         --     48,444,829   --        48,444,829
  Spain.......................         --    219,117,955   --       219,117,955
  Sweden......................         --    323,047,176   --       323,047,176
  Switzerland.................     91,157    474,554,825   --       474,645,982
  United States...............  1,277,266             --   --         1,277,266
Preferred Stocks
  Germany.....................         --      9,326,137   --         9,326,137
Rights/Warrants
  Austria.....................         --             --   --                --
  Belgium.....................         --        102,201   --           102,201
  France......................         --            772   --               772
  Italy.......................         --             --   --                --
Securities Lending Collateral.         --    532,103,609   --       532,103,609
                               ---------- --------------   --    --------------
TOTAL......................... $2,969,380 $3,984,858,169   --    $3,987,827,549
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.2%)
Consumer Discretionary -- (8.7%)
#   Cineplex, Inc........................   280,635 $ 11,234,704            1.4%
#   Corus Entertainment, Inc. Class B....   466,216    7,168,095            0.9%
#   EnerCare, Inc........................   409,600    5,010,937            0.6%
*   Great Canadian Gaming Corp...........   295,000    5,782,636            0.7%
*   IMAX Corp............................   259,917    9,710,499            1.2%
    RONA, Inc............................   670,345    8,823,107            1.1%
    Other Securities.....................             42,592,078            5.5%
                                                    ------------           -----
Total Consumer Discretionary.............             90,322,056           11.4%
                                                    ------------           -----
Consumer Staples -- (3.0%)
    Maple Leaf Foods, Inc................   314,364    6,031,933            0.8%
    Other Securities.....................             25,248,604            3.1%
                                                    ------------           -----
Total Consumer Staples...................             31,280,537            3.9%
                                                    ------------           -----
Energy -- (19.7%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,813,897            0.9%
#   Bonavista Energy Corp................ 1,017,776    7,010,127            0.9%
#   Bonterra Energy Corp.................   168,095    5,373,746            0.7%
#   Enbridge Income Fund Holdings, Inc...   238,555    7,685,564            1.0%
    Enerflex, Ltd........................   433,563    5,814,380            0.7%
    Ensign Energy Services, Inc..........   758,725    6,049,676            0.8%
*   Gran Tierra Energy, Inc.............. 1,395,612    5,216,917            0.7%
#   Mullen Group, Ltd....................   531,825    9,221,533            1.2%
*   NuVista Energy, Ltd..................   700,569    5,191,120            0.7%
#   Parkland Fuel Corp...................   402,377    8,784,592            1.1%
    Pason Systems, Inc...................   356,252    6,413,422            0.8%
#   Pengrowth Energy Corp................ 2,253,523    7,564,665            1.0%
    Precision Drilling Corp.............. 1,706,781   12,420,669            1.6%
    Secure Energy Services, Inc..........   577,554    8,166,657            1.0%
    ShawCor, Ltd.........................   196,296    6,646,242            0.8%
    Other Securities.....................             96,364,193           11.9%
                                                    ------------           -----
Total Energy.............................            204,737,400           25.8%
                                                    ------------           -----
Financials -- (6.0%)
#   Canadian Western Bank................   436,532   11,350,194            1.4%
    FirstService Corp....................   150,648    9,861,731            1.2%
    Laurentian Bank of Canada............   185,720    7,433,418            0.9%
    Other Securities.....................             33,494,826            4.3%
                                                    ------------           -----
Total Financials.........................             62,140,169            7.8%
                                                    ------------           -----
Health Care -- (1.0%)
    Other Securities.....................             10,130,560            1.3%
                                                    ------------           -----
Industrials -- (10.1%)
*   ATS Automation Tooling Systems, Inc..   517,130    5,704,932            0.7%
#   Badger Daylighting, Ltd..............   209,081    5,188,467            0.7%
#   Russel Metals, Inc...................   350,655    8,021,615            1.0%
    Stantec, Inc.........................   441,170   11,916,892            1.5%
    Toromont Industries, Ltd.............   368,725    9,599,380            1.2%
    Transcontinental, Inc. Class A.......   359,276    5,532,821            0.7%
    TransForce, Inc......................   427,809    9,662,491            1.2%
#   Westshore Terminals Investment Corp..   314,149    8,308,740            1.0%
    Other Securities.....................             40,790,277            5.2%
                                                    ------------           -----
Total Industrials........................            104,725,615           13.2%
                                                    ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
Information Technology -- (4.6%)
*     Celestica, Inc....................    917,607 $   11,202,943            1.4%
#*    Sierra Wireless, Inc..............    159,192      5,593,161            0.7%
      Other Securities..................                30,715,927            3.9%
                                                    --------------          ------
Total Information Technology............                47,512,031            6.0%
                                                    --------------          ------
Materials -- (17.8%)
#     Alamos Gold, Inc..................    730,480      5,049,485            0.6%
      AuRico Gold, Inc..................  1,603,169      5,594,150            0.7%
#*    B2Gold Corp.......................  4,190,189      6,563,993            0.8%
#     Dominion Diamond Corp.............    479,301      9,446,977            1.2%
      HudBay Minerals, Inc..............  1,368,604     13,532,901            1.7%
#*    IAMGOLD Corp......................  2,443,241      5,467,676            0.7%
*     Interfor Corp.....................    379,331      5,429,794            0.7%
*     New Gold, Inc.....................  1,955,326      6,563,672            0.8%
#     Norbord, Inc......................    249,680      5,037,060            0.6%
      Pan American Silver Corp..........    938,273      8,982,224            1.1%
      Stella-Jones, Inc.................    177,300      6,391,029            0.8%
      Other Securities..................               106,003,992           13.5%
                                                    --------------          ------
Total Materials.........................               184,062,953           23.2%
                                                    --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities..................                 3,965,101            0.5%
                                                    --------------          ------
Utilities -- (4.9%)
#     Algonquin Power & Utilities Corp..  1,037,615      8,454,004            1.1%
      Capital Power Corp................    511,209     10,529,253            1.3%
#     Northland Power, Inc..............    500,596      7,157,299            0.9%
#     Superior Plus Corp................    646,343      7,430,400            0.9%
      Other Securities..................                17,168,333            2.2%
                                                    --------------          ------
Total Utilities.........................                50,739,289            6.4%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................               789,615,711           99.5%
                                                    --------------          ------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (23.8%)
(S)@  DFA Short Term Investment Fund.... 21,347,533    246,990,957           31.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,242,975,777)...............              $1,036,606,668          130.6%
                                                    ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 80,611,557 $  9,710,499   --    $   90,322,056
  Consumer Staples............   31,280,537           --   --        31,280,537
  Energy......................  204,706,342       31,058   --       204,737,400
  Financials..................   62,140,169           --   --        62,140,169
  Health Care.................   10,123,053        7,507   --        10,130,560
  Industrials.................  104,725,615           --   --       104,725,615
  Information Technology......   47,512,031           --   --        47,512,031
  Materials...................  184,056,930        6,023   --       184,062,953
  Telecommunication Services..    3,965,101           --   --         3,965,101
  Utilities...................   50,739,289           --   --        50,739,289
Securities Lending Collateral.           --  246,990,957   --       246,990,957
                               ------------ ------------   --    --------------
TOTAL......................... $779,860,624 $256,746,044   --    $1,036,606,668
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AMBEV SA ADR........................................  4,741,571 $ 30,014,144            0.7%
    Cielo SA............................................  1,033,020   14,379,553            0.3%
    Other Securities....................................             208,131,208            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             252,524,905            5.8%
                                                                    ------------           -----

CANADA -- (0.0%)
    Other Securities....................................                 423,433            0.0%
                                                                    ------------           -----

CHILE -- (1.6%)
    Other Securities....................................              72,741,820            1.7%
                                                                    ------------           -----

CHINA -- (16.3%)
    Bank of China, Ltd. Class H......................... 56,936,100   39,012,786            0.9%
    China Construction Bank Corp. Class H............... 61,526,590   59,725,981            1.4%
    China Life Insurance Co., Ltd. ADR..................    308,012   22,383,232            0.5%
    China Mobile, Ltd...................................    918,661   65,619,955            1.5%
    China Overseas Land & Investment, Ltd...............  3,276,000   13,624,759            0.3%
#   CNOOC, Ltd. ADR.....................................    127,716   21,871,365            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 64,483,185   56,102,613            1.3%
#   PetroChina Co., Ltd. ADR............................    125,562   16,187,453            0.4%
    Ping An Insurance Group Co. of China, Ltd. Class H..  1,337,500   19,196,585            0.4%
    Tencent Holdings, Ltd...............................  3,916,400   80,830,072            1.8%
    Other Securities....................................             347,929,096            7.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             742,483,897           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              26,230,019            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,815,968            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,532,068            0.1%
                                                                    ------------           -----

GREECE -- (0.4%)
    Other Securities....................................              19,149,070            0.4%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,506,605            0.3%
                                                                    ------------           -----

INDIA -- (8.6%)
    HDFC Bank, Ltd......................................  1,530,953   23,924,123            0.6%
    Infosys, Ltd........................................    440,014   13,439,946            0.3%
    Reliance Industries, Ltd............................  1,163,780   15,832,506            0.4%
    Tata Consultancy Services, Ltd......................    534,716   20,809,187            0.5%
    Other Securities....................................             319,057,572            7.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             393,063,334            9.0%
                                                                    ------------           -----

INDONESIA -- (2.8%)
    Other Securities....................................             129,377,156            3.0%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------

MALAYSIA -- (4.1%)
#   Public Bank Bhd...........................  2,808,914 $ 15,356,169            0.4%
    Other Securities..........................             173,015,140            3.9%
                                                          ------------           -----
TOTAL MALAYSIA................................             188,371,309            4.3%
                                                          ------------           -----

MEXICO -- (4.9%)
    America Movil S.A.B. de C.V. Series L..... 39,883,990   41,802,539            1.0%
*   Cemex S.A.B. de C.V. Sponsored ADR........  1,626,890   15,650,679            0.4%
*   Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   16,229,770            0.4%
    Grupo Mexico S.A.B. de C.V. Series B......  4,297,411   13,279,902            0.3%
#*  Grupo Televisa S.A.B. Series CPO..........  2,556,698   18,614,468            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  5,695,705   13,402,096            0.3%
    Other Securities..........................             104,209,021            2.3%
                                                          ------------           -----
TOTAL MEXICO..................................             223,188,475            5.1%
                                                          ------------           -----

PERU -- (0.3%)
    Other Securities..........................              13,386,411            0.3%
                                                          ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities..........................              69,001,020            1.6%
                                                          ------------           -----

POLAND -- (1.8%)
    KGHM Polska Miedz SA......................    376,746   13,209,656            0.3%
    Other Securities..........................              70,291,015            1.6%
                                                          ------------           -----
TOTAL POLAND..................................              83,500,671            1.9%
                                                          ------------           -----

RUSSIA -- (2.2%)
    Gazprom OAO Sponsored ADR.................  5,965,736   34,952,937            0.8%
    Lukoil OAO Sponsored ADR..................    266,454   13,630,589            0.3%
    Other Securities..........................              49,127,790            1.1%
                                                          ------------           -----
TOTAL RUSSIA..................................              97,711,316            2.2%
                                                          ------------           -----

SOUTH AFRICA -- (8.4%)
    Bidvest Group, Ltd. (The).................    576,359   15,621,670            0.4%
    FirstRand, Ltd............................  3,475,911   16,604,749            0.4%
    MTN Group, Ltd............................  1,959,760   39,349,851            0.9%
    Naspers, Ltd. Class N.....................    330,032   51,777,327            1.2%
    Sanlam, Ltd...............................  2,058,901   13,316,179            0.3%
    Sasol, Ltd. Sponsored ADR.................    609,116   24,516,919            0.6%
    Standard Bank Group, Ltd..................  1,306,010   19,143,405            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   19,454,345            0.4%
    Other Securities..........................             181,871,563            4.1%
                                                          ------------           -----
TOTAL SOUTH AFRICA............................             381,656,008            8.7%
                                                          ------------           -----

SOUTH KOREA -- (14.5%)
    Hana Financial Group, Inc.................    460,897   13,566,907            0.3%
    Hyundai Motor Co..........................    164,981   25,892,299            0.6%
#   NAVER Corp................................     31,665   19,147,137            0.4%
    Samsung Electronics Co., Ltd..............     82,708  108,500,799            2.5%
    Samsung Electronics Co., Ltd. GDR.........     49,372   32,377,547            0.7%
#   Shinhan Financial Group Co., Ltd..........    344,099   14,241,620            0.3%
    SK Holdings Co., Ltd......................     78,528   13,521,610            0.3%
    SK Hynix, Inc.............................    658,214   28,161,721            0.6%
    Other Securities..........................             404,262,086            9.3%
                                                          ------------           -----
TOTAL SOUTH KOREA.............................             659,671,726           15.0%
                                                          ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------

SPAIN -- (0.0%)
      Other Securities.............................            $    1,780,222            0.0%
                                                               --------------          ------

TAIWAN -- (14.5%)
      Fubon Financial Holding Co., Ltd.............  7,334,233     15,772,672            0.4%
      Hon Hai Precision Industry Co., Ltd.......... 12,085,302     36,212,960            0.8%
#     MediaTek, Inc................................  1,088,995     13,998,148            0.3%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    121,265,763            2.8%
      Other Securities.............................               471,057,849           10.7%
                                                               --------------          ------
TOTAL TAIWAN.......................................               658,307,392           15.0%
                                                               --------------          ------

THAILAND -- (2.5%)
      PTT PCL......................................  1,294,700     13,981,896            0.3%
      Other Securities.............................                97,793,372            2.3%
                                                               --------------          ------
TOTAL THAILAND.....................................               111,775,268            2.6%
                                                               --------------          ------

TURKEY -- (1.5%)
      Other Securities.............................                67,078,294            1.5%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,217,276,387           96.2%
                                                               --------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
      Banco Bradesco SA............................  2,812,914     30,024,831            0.7%
      Itau Unibanco Holding SA.....................  3,144,864     40,216,934            0.9%
*     Petroleo Brasileiro SA Sponsored ADR.........  1,791,306     15,548,536            0.4%
      Other Securities.............................                49,759,590            1.1%
                                                               --------------          ------
TOTAL BRAZIL.......................................               135,549,891            3.1%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   319,799            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,736,975            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               140,606,665            3.2%
                                                               --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.............................                    39,220            0.0%
                                                               --------------          ------

                                                                  Value+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............... 16,320,475    188,827,897            4.3%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,236,138,647)..........................              $4,546,750,169          103.7%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  252,524,905             --   --    $  252,524,905
  Canada......................        423,433             --   --           423,433
  Chile.......................     72,741,820             --   --        72,741,820
  China.......................    158,844,860 $  583,639,037   --       742,483,897
  Colombia....................     26,230,019             --   --        26,230,019
  Czech Republic..............             --      8,815,968   --         8,815,968
  Egypt.......................      1,123,619      4,408,449   --         5,532,068
  Greece......................      1,737,439     17,411,631   --        19,149,070
  Hungary.....................             --     11,506,605   --        11,506,605
  India.......................     39,689,917    353,373,417   --       393,063,334
  Indonesia...................      2,487,008    126,890,148   --       129,377,156
  Malaysia....................             --    188,371,309   --       188,371,309
  Mexico......................    223,188,475             --   --       223,188,475
  Peru........................     13,386,411             --   --        13,386,411
  Philippines.................      2,988,792     66,012,228   --        69,001,020
  Poland......................             --     83,500,671   --        83,500,671
  Russia......................      1,835,385     95,875,931   --        97,711,316
  South Africa................     44,509,358    337,146,650   --       381,656,008
  South Korea.................     19,907,899    639,763,827   --       659,671,726
  Spain.......................      1,780,222             --   --         1,780,222
  Taiwan......................     17,765,252    640,542,140   --       658,307,392
  Thailand....................    111,775,268             --   --       111,775,268
  Turkey......................        816,648     66,261,646   --        67,078,294
Preferred Stocks
  Brazil......................    135,549,891             --   --       135,549,891
  Chile.......................        319,799             --   --           319,799
  Colombia....................      4,736,975             --   --         4,736,975
Bonds
  India.......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (88.0%)
ARGENTINA -- (0.0%)
    Other Securities........................................             $          1            0.0%
                                                                         ------------           -----

BRAZIL -- (5.1%)
    Cia Hering..............................................   1,918,199   11,147,767            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.   2,884,798   11,231,079            0.2%
    EDP -- Energias do Brasil SA............................   3,487,995   13,255,296            0.2%
    Equatorial Energia SA...................................   2,072,194   22,022,155            0.4%
    Estacio Participacoes SA................................   2,091,084   12,631,384            0.2%
    MRV Engenharia e Participacoes SA.......................   4,092,858   11,206,983            0.2%
    Odontoprev SA...........................................   3,083,796   10,746,895            0.2%
    Totvs SA................................................   1,381,462   15,960,667            0.3%
    Other Securities........................................              213,916,905            3.7%
                                                                         ------------           -----
TOTAL BRAZIL................................................              322,119,131            5.6%
                                                                         ------------           -----

CHILE -- (1.1%)
    Parque Arauco SA........................................   6,438,922   12,106,205            0.2%
    Vina Concha y Toro SA...................................   5,108,739   10,403,736            0.2%
    Other Securities........................................               50,104,244            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               72,614,185            1.3%
                                                                         ------------           -----

CHINA -- (15.1%)
#   AviChina Industry & Technology Co., Ltd. Class H........  11,250,788   12,847,748            0.2%
    China Everbright, Ltd...................................   3,262,000   10,741,781            0.2%
#   China Power International Development, Ltd..............  17,297,000   11,039,494            0.2%
#*  GCL-Poly Energy Holdings, Ltd...........................  36,271,000   10,922,833            0.2%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   16,264,076            0.3%
#   GOME Electrical Appliances Holding, Ltd.................  57,831,000   14,814,624            0.3%
#   Hanergy Thin Film Power Group, Ltd......................  20,252,000   18,821,317            0.3%
    Huabao International Holdings, Ltd......................  10,704,014   12,023,205            0.2%
    KWG Property Holding, Ltd...............................  10,280,950   10,427,425            0.2%
#*  Semiconductor Manufacturing International Corp.......... 123,898,000   13,654,349            0.2%
    Shenzhen International Holdings, Ltd....................   5,663,251   10,644,831            0.2%
    Sunac China Holdings, Ltd...............................  11,569,000   15,272,123            0.3%
    Yuexiu Property Co., Ltd................................  47,444,284   11,601,135            0.2%
    Other Securities........................................              791,869,574           13.8%
                                                                         ------------           -----
TOTAL CHINA.................................................              960,944,515           16.8%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                3,550,424            0.1%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               25,310,772            0.4%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  284,020            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  557,616            0.0%
                                                                         ------------           -----

INDIA -- (11.9%)
    Aurobindo Pharma, Ltd...................................     564,009   11,403,870            0.2%
    UPL, Ltd................................................   2,016,992   15,608,778            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------

INDIA -- (Continued)
    Other Securities........................................           $733,657,080           12.8%
                                                                       ------------           -----
TOTAL INDIA.................................................            760,669,728           13.3%
                                                                       ------------           -----

INDONESIA -- (2.6%)
    Other Securities........................................            164,093,368            2.9%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      2            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.2%)
    Other Securities........................................            264,308,633            4.6%
                                                                       ------------           -----

MEXICO -- (3.4%)
#*  Alsea S.A.B. de C.V..................................... 6,827,551   20,515,585            0.4%
#*  Banregio Grupo Financiero S.A.B. de C.V................. 1,872,632   10,741,208            0.2%
    Gruma S.A.B. de C.V. Class B............................ 1,044,764   12,585,926            0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   15,040,973            0.3%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    83,510   12,073,041            0.2%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,105,467   12,681,671            0.2%
    Other Securities........................................            134,043,780            2.3%
                                                                       ------------           -----
TOTAL MEXICO................................................            217,682,184            3.8%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities........................................             96,518,288            1.7%
                                                                       ------------           -----

POLAND -- (1.8%)
    Asseco Poland SA........................................   656,782   11,064,590            0.2%
    Other Securities........................................            100,664,386            1.8%
                                                                       ------------           -----
TOTAL POLAND................................................            111,728,976            2.0%
                                                                       ------------           -----

SOUTH AFRICA -- (7.8%)
    Aeci, Ltd...............................................   979,021   10,669,446            0.2%
    AVI, Ltd................................................ 3,387,560   23,213,772            0.4%
    Barloworld, Ltd......................................... 1,788,330   14,266,381            0.3%
#   Clicks Group, Ltd....................................... 2,945,417   22,572,685            0.4%
    DataTec, Ltd............................................ 2,032,779   10,557,557            0.2%
    EOH Holdings, Ltd....................................... 1,023,222   13,884,127            0.2%
    Foschini Group, Ltd. (The).............................. 1,310,636   19,405,896            0.3%
    Nampak, Ltd............................................. 3,972,148   14,225,647            0.3%
*   Northam Platinum, Ltd................................... 3,323,252   13,660,213            0.2%
    Pioneer Foods, Ltd......................................   694,897   10,857,399            0.2%
    PSG Group, Ltd..........................................   893,140   14,664,344            0.3%
*   Sappi, Ltd.............................................. 5,674,304   23,312,735            0.4%
    Sibanye Gold, Ltd....................................... 5,551,739   13,175,949            0.2%
    Spar Group, Ltd. (The).................................. 1,684,649   26,983,203            0.5%
    Sun International, Ltd.................................. 1,095,261   12,176,813            0.2%
*   Telkom SA SOC, Ltd...................................... 2,122,029   14,587,340            0.3%
    Other Securities........................................            237,823,780            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            496,037,287            8.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.9%)
    DGB Financial Group, Inc................................ 1,001,145   11,301,148            0.2%
#*  Hanmi Pharm Co., Ltd....................................    35,574   12,439,158            0.2%
    Other Securities........................................            859,874,371           15.1%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            883,614,677           15.5%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              Percentage
                                                Value++     of Net Assets**
                                         -      -------     ---------------

            TAIWAN -- (13.3%)
                    Other Securities....     $  849,922,462           14.9%
                                             --------------           -----

            THAILAND -- (3.8%)
                    Other Securities....        242,671,910            4.2%
                                             --------------           -----

            TURKEY -- (2.0%)
                    Other Securities....        128,638,540            2.3%
                                             --------------           -----
            TOTAL COMMON STOCKS.........      5,601,266,719           98.1%
                                             --------------           -----

            PREFERRED STOCKS -- (0.9%)
            BRAZIL -- (0.8%)
                    Other Securities....         56,395,954            1.0%
                                             --------------           -----

            CHILE -- (0.0%)
                    Other Securities....             29,425            0.0%
                                             --------------           -----

            COLOMBIA -- (0.1%)
                    Other Securities....          3,718,338            0.1%
                                             --------------           -----
            TOTAL PREFERRED STOCKS......         60,143,717            1.1%
                                             --------------           -----

            RIGHTS/WARRANTS -- (0.0%)
            BRAZIL -- (0.0%)
                    Other Securities....            327,285            0.0%
                                             --------------           -----

            CHINA -- (0.0%)
                    Other Securities....             77,211            0.0%
                                             --------------           -----

            INDONESIA -- (0.0%)
                    Other Securities....              1,864            0.0%
                                             --------------           -----

            MALAYSIA -- (0.0%)
                    Other Securities....            214,045            0.0%
                                             --------------           -----

            POLAND -- (0.0%)
                    Other Securities....                 --            0.0%
                                             --------------           -----

            SOUTH AFRICA -- (0.0%)
                    Other Securities....             16,404            0.0%
                                             --------------           -----

            SOUTH KOREA -- (0.0%)
                    Other Securities....             99,945            0.0%
                                             --------------           -----

            TAIWAN -- (0.0%)
                    Other Securities....             92,328            0.0%
                                             --------------           -----

            THAILAND -- (0.0%)
                    Other Securities....            197,559            0.0%
                                             --------------           -----
            TOTAL RIGHTS/WARRANTS.......          1,026,641            0.0%
                                             --------------           -----


THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          -------       ------     ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@    DFA Short Term Investment Fund.. 60,848,054 $  704,011,988           12.4%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,717,151,356)...............              $6,366,449,065          111.6%
                                                    ==============          ======

Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................  322,119,131             --   --       322,119,131
  Chile.......................   72,614,185             --   --        72,614,185
  China.......................    2,731,019 $  958,213,496   --       960,944,515
  Colombia....................    3,550,424             --   --         3,550,424
  Greece......................    3,492,669     21,818,103   --        25,310,772
  Hong Kong...................           --        284,020   --           284,020
  Hungary.....................           --        557,616   --           557,616
  India.......................    1,224,511    759,445,217   --       760,669,728
  Indonesia...................    1,620,388    162,472,980   --       164,093,368
  Israel......................           --              2   --                 2
  Malaysia....................           --    264,308,633   --       264,308,633
  Mexico......................  217,628,844         53,340   --       217,682,184
  Philippines.................           --     96,518,288   --        96,518,288
  Poland......................           --    111,728,976   --       111,728,976
  South Africa................   12,583,204    483,454,083   --       496,037,287
  South Korea.................    3,423,242    880,191,435   --       883,614,677
  Taiwan......................        6,471    849,915,991   --       849,922,462
  Thailand....................  242,328,057        343,853   --       242,671,910
  Turkey......................    1,043,585    127,594,955   --       128,638,540
Preferred Stocks
  Brazil......................   56,395,954             --   --        56,395,954
  Chile.......................       29,425             --   --            29,425
  Colombia....................    3,718,338             --   --         3,718,338
Rights/Warrants
  Brazil......................           --        327,285   --           327,285
  China.......................           --         77,211   --            77,211
  Indonesia...................           --          1,864   --             1,864
  Malaysia....................           --        214,045   --           214,045
  Poland......................           --             --   --                --
  South Africa................           --         16,404   --            16,404
  South Korea.................           --         99,945   --            99,945
  Taiwan......................           --         92,328   --            92,328
  Thailand....................           --        197,559   --           197,559
Securities Lending Collateral.           --    704,011,988   --       704,011,988
                               ------------ --------------   --    --------------
TOTAL......................... $944,509,448 $5,421,939,617   --    $6,366,449,065
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*    Series       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,522,511, $1,157,398,
 $256,936 and $318,273 of securities on loan,
 respectively)..............................................  $19,092,468    $ 9,946,140   $2,600,276   $1,404,158
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................    1,241,986      1,137,773      271,135      331,445
Foreign Currencies at Value.................................           --         15,194        2,111        4,354
Cash........................................................           --         12,303        1,794          392
Receivables:
  Investment Securities Sold................................       33,393         14,241        1,201        1,617
  Dividends and Tax Reclaims................................       19,016         38,821       21,740        2,026
  Securities Lending Income.................................          503          1,830          416          337
Unrealized Gain on Foreign Currency Contracts...............           --             --           --            8
Prepaid Expenses and Other Assets...........................           34             19            5            4
                                                              -----------    -----------   ----------   ----------
     Total Assets...........................................   20,387,400     11,166,321    2,898,678    1,744,341
                                                              -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................    1,241,986      1,137,773      271,135      331,445
  Investment Securities Purchased...........................       29,995          7,672          774          933
  Due to Advisor............................................        1,575          1,624          216          112
  Line of Credit............................................        1,888             --           --           --
Unrealized Loss on Foreign Currency Contracts...............           --             67            2           12
Accrued Expenses and Other Liabilities......................          753            558          209          109
                                                              -----------    -----------   ----------   ----------
     Total Liabilities......................................    1,276,197      1,147,694      272,336      332,611
                                                              -----------    -----------   ----------   ----------
NET ASSETS..................................................  $19,111,203    $10,018,627   $2,626,342   $1,411,730
                                                              ===========    ===========   ==========   ==========
Investments at Cost.........................................  $12,431,879    $ 8,613,854   $2,383,863   $1,399,326
                                                              ===========    ===========   ==========   ==========
Foreign Currencies at Cost..................................  $        --    $    14,837   $    2,114   $    4,298
                                                              ===========    ===========   ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $87,976,
 $499,796, $243,646, $282,593 and
 $981,433 of securities on loan,
 respectively)..............................  $2,077,877   $3,455,724   $  789,616    $4,357,922     $5,662,437
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      94,586      532,104      246,991       188,828        704,012
Foreign Currencies at Value.................       3,758        7,637        2,644        14,796         33,241
Cash........................................         785        2,805        1,601        12,047         22,910
Receivables:
  Investment Securities Sold................       2,025        5,284        1,166           664         10,393
  Dividends and Tax Reclaims................      14,399        5,412          792         5,098          8,616
  Securities Lending Income.................         155        1,191          211           531          3,029
Unrealized Gain on Foreign Currency
 Contracts..................................          --            2           --            19              6
Prepaid Expenses and Other Assets...........           4            3            3            10             13
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,193,589    4,010,162    1,043,024     4,579,915      6,444,657
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      94,586      532,104      246,991       188,828        704,012
  Investment Securities Purchased...........       1,541        4,768        2,160         5,035         32,484
  Due to Advisor............................         168          279           62           353            916
Unrealized Loss on Foreign Currency
 Contracts..................................           3           10           --             4             19
Accrued Expenses and Other Liabilities......         102          147           46           315            495
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      96,400      537,308      249,259       194,535        737,926
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,097,189   $3,472,854   $  793,765    $4,385,380     $5,706,731
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,520,938   $2,748,135   $  995,985    $3,047,311     $5,013,139
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    3,747   $    7,502   $    2,650    $   14,615     $   33,152
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                                  The U.S.      The DFA       Small     Pacific Small
                                                                 Large Cap   International   Company       Company
                                                                Value Series Value Series     Series       Series
                                                                ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Taxes Withheld of $3, $12,775, $2,741 and
   $517, respectively).........................................   $208,039     $156,645      $ 24,716     $ 23,251
  Income from Securities Lending...............................      2,096        4,292         2,321        1,937
                                                                  --------     --------      --------     --------
     Total Investment Income...................................    210,135      160,937        27,037       25,188
                                                                  --------     --------      --------     --------
Expenses
  Investment Advisory Services Fees............................      9,339        9,382         1,241          672
  Accounting & Transfer Agent Fees.............................        473          243            65           39
  Custodian Fees...............................................         94          439           257          168
  Shareholders' Reports........................................         17           10             3            1
  Directors'/Trustees' Fees & Expenses.........................         69           35             9            5
  Professional Fees............................................        174           90            23           13
  Other........................................................         67           47            12           11
                                                                  --------     --------      --------     --------
     Total Expenses............................................     10,233       10,246         1,610          909
                                                                  --------     --------      --------     --------
  Fees Paid Indirectly (Note C)................................         --           (9)           (2)          (1)
                                                                  --------     --------      --------     --------
  Net Expenses.................................................     10,233       10,237         1,608          908
                                                                  --------     --------      --------     --------
  Net Investment Income (Loss).................................    199,902      150,700        25,429       24,280
                                                                  --------     --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................    507,551      148,593        42,603      (19,288)
    Futures....................................................        (43)          --            --           --
    Foreign Currency Transactions..............................         --       (4,540)       (1,039)        (650)
    In-Kind Redemptions........................................         --           --        27,130       18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     (5,160)     275,751        91,794         (355)
    Translation of Foreign Currency Denominated Amounts........         --        1,045           403            9
                                                                  --------     --------      --------     --------
  Net Realized and Unrealized Gain (Loss)......................    502,348      420,849       160,891       (2,257)
                                                                  --------     --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $702,250     $571,549      $186,320     $ 22,023
                                                                  ========     ========      ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Taxes Withheld of $119,
   $4,657, $1,638, $4,395 and $3,746,
   respectively)...................................  $ 35,515   $ 31,425     $  9,329     $ 31,791     $ 34,315
  Interest.........................................        --         --           --            6           --
  Income from Securities Lending...................       417      4,586        1,349        2,529       15,318
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    35,932     36,011       10,678       34,326       49,633
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Advisory Services Fees................       996      1,594          386        2,076        5,035
  Accounting & Transfer Agent Fees.................        53         86           20          111          133
  Custodian Fees...................................        51        249           33          893        1,404
  Shareholders' Reports............................         2          4            1            4            5
  Directors'/Trustees' Fees & Expenses.............         7         12            3           15           18
  Professional Fees................................        20         32            8           64           86
  Other............................................        11         20            3           19           22
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,140      1,997          454        3,182        6,703
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (1)        (5)          (1)         (11)         (12)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,139      1,992          453        3,171        6,691
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    34,793     34,019       10,225       31,155       42,942
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................    43,859     99,487       13,617       (7,327)     132,652
    Futures........................................        --     (4,875)          --        2,468           --
    Foreign Currency Transactions..................      (522)      (870)        (151)      (1,048)      (1,041)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................    52,439    185,597      (67,248)      86,790      166,350
    Translation of Foreign Currency Denominated
     Amounts.......................................       314        133           17           30          146
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........   138,383    338,206      (45,723)      80,913      298,107
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.........................  $173,176   $372,225     $(35,498)    $112,068     $341,049
                                                     ========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $-- and $--, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                  Series                 Value Series           Company Series
                                         ------------------------  -----------------------  ----------------------
                                         Six Months       Year     Six Months      Year     Six Months     Year
                                            Ended        Ended        Ended       Ended        Ended      Ended
                                          April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                            2015          2014        2015         2014        2015        2014
                                         -----------  -----------  -----------  ----------  ----------- ----------
                                         (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   199,902  $   318,905  $   150,700  $  419,781  $   25,429  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........     507,551      755,725      148,593     173,096      42,603      97,004
    Futures.............................         (43)          --           --          --          --          --
    Foreign Currency
     Transactions.......................          --           --       (4,540)     (1,763)     (1,039)       (567)
    In-Kind Redemptions.................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................      (5,160)   1,319,300      275,751    (672,491)     91,794     (82,784)
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,045      (1,379)        403        (535)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     702,250    2,393,930      571,549     (82,756)    186,320      53,246
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................     903,568    1,721,914      472,098   1,022,273      81,258     296,221
  Withdrawals...........................    (871,297)    (578,150)    (368,686)   (387,981)   (146,645)   (125,682)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........      32,271    1,143,764      103,412     634,292     (65,387)    170,539
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease)
      in Net Assets.....................     734,521    3,537,694      674,961     551,536     120,933     223,785
Net Assets
  Beginning of Period...................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Period......................... $19,111,203  $18,376,682  $10,018,627  $9,343,666  $2,626,342  $2,505,409
                                         ===========  ===========  ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                              Company Series          Company Series           Company Series
                                          ----------------------  ----------------------   ----------------------
                                          Six Months     Year     Six Months      Year     Six Months     Year
                                             Ended      Ended        Ended       Ended        Ended      Ended
                                           April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2015        2014        2015         2014        2015        2014
                                          ----------- ----------  -----------  ----------  ----------- ----------
                                          (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   24,280  $   55,094  $   34,793   $   62,544  $   34,019  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........    (19,288)        882      43,859      111,297      99,487     116,406
    Futures..............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions........       (650)        (18)       (522)        (238)       (870)       (321)
    In-Kind Redemptions..................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................       (355)   (101,865)     52,439     (148,584)    185,597    (269,561)
    Translation of Foreign Currency
     Denominated Amounts.................          9         (11)        314          (41)        133        (151)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     22,023     (45,918)    173,176       24,978     372,225     (72,800)
                                          ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................     74,303     315,024      12,033       17,172     194,991     106,051
  Withdrawals............................   (138,382)    (80,818)    (83,918)     (34,539)   (246,639)    (98,740)
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........    (64,079)    234,206     (71,885)     (17,367)    (51,648)      7,311
                                          ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................    (42,056)    188,288     101,291        7,611     320,577     (65,489)
Net Assets
  Beginning of Period....................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                          ----------  ----------  ----------   ----------  ----------  ----------
  End of Period.......................... $1,411,730  $1,453,786  $2,097,189   $1,995,898  $3,472,854  $3,152,277
                                          ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Canadian Small    The Emerging Markets    The Emerging Markets
                                             Company Series             Series             Small Cap Series
                                          --------------------  ----------------------  ----------------------
                                          Six Months    Year    Six Months     Year     Six Months     Year
                                             Ended     Ended       Ended      Ended        Ended      Ended
                                           April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                             2015       2014       2015        2014        2015        2014
                                          ----------- --------  ----------- ----------  ----------- ----------
                                          (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...........  $ 10,225   $ 20,745  $   31,155  $   99,780  $   42,942  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........    13,617     (2,865)     (7,327)    (24,811)    132,652     101,054
    Futures..............................        --         --       2,468          --          --          --
    Foreign Currency Transactions........      (151)        86      (1,048)       (653)     (1,041)       (980)
    In-Kind Redemptions..................     8,042         --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   (67,248)   (64,673)     86,790      12,344     166,350      20,955
    Translation of Foreign Currency
     Denominated Amounts.................        17          5          30         (12)        146        (139)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   (35,498)   (46,702)    112,068      86,648     341,049     231,618
                                           --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................    15,605    159,436     428,908     527,157     577,542     773,201
  Withdrawals............................   (35,771)    (4,509)   (341,047)   (194,514)   (133,298)   (174,904)
                                           --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........   (20,166)   154,927      87,861     332,643     444,244     598,297
                                           --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   (55,664)   108,225     199,929     419,291     785,293     829,915
Net Assets
  Beginning of Period....................   849,429    741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           --------   --------  ----------  ----------  ----------  ----------
  End of Period..........................  $793,765   $849,429  $4,385,380  $4,185,451  $5,706,731  $4,921,438
                                           ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $--, $--, $--, $--, $-- and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                  The U.S. Large Cap Value Series
                                           -----------------------------------------------------------------------------
                                             Six Months        Year         Year         Year        Year        Year
                                               Ended          Ended        Ended        Ended       Ended       Ended
                                             April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                2015           2014         2013         2012        2011        2010
                                           ------------------------------------------------------------------------------
                                           (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................        3.83%(D)       15.67%       35.68%       18.31%       5.69%      19.96%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,111,203     $18,376,682  $14,838,988  $10,589,152  $9,335,107  $8,816,400
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.14%(E)        1.90%        1.98%        2.15%       1.79%       2.02%
Portfolio Turnover Rate...................           8%(D)          15%          15%          10%         14%         28%
-------------------------------------------------------------------------------------------------------------------------

                                                                The DFA International Value Series
                                           ----------------------------------------------------------------------------
                                             Six Months        Year        Year        Year         Year        Year
                                               Ended          Ended       Ended       Ended        Ended       Ended
                                             April 30,       Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                2015           2014        2013        2012         2011        2010
                                           -----------------------------------------------------------------------------
                                           (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Total Return..............................        5.89%(D)      (0.72)%      28.18%       3.17%      (8.04)%      11.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $10,018,627     $9,343,666   $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets...        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.22%(E)       0.22%        0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.21%(E)       4.50%        3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate...................           9%(D)         17%          15%         14%          9%          20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The Japanese Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       7.52%(D)       2.46%      30.62%       0.54%      10.07%       0.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,626,342     $2,505,409  $2,281,624  $1,686,731  $1,502,815  $1,211,600
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.14%       0.15%       0.14%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.05%(E)       1.71%       1.87%       2.17%       2.07%       1.95%
Portfolio Turnover Rate............................          4%(D)          9%         16%          7%          5%         10%
------------------------------------------------------------------------------------------------------------------------------

                                                                          The Asia Pacific Small Company Series
                                                         -----------------------------------------------------------------------
                                                           Six Months       Year        Year        Year        Year      Year
                                                             Ended         Ended       Ended       Ended       Ended     Ended
                                                           April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,
                                                              2015          2014        2013        2012        2011      2010
                                                         ------------------------------------------------------------------------
                                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return............................................       1.83%(D)      (3.46)%      10.97%       7.48%    (5.15)%    28.91%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,411,730     $1,453,786   $1,265,498  $1,003,860  $906,734   $935,138
Ratio of Expenses to Average Net Assets.................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.14%(E)       0.13%        0.15%       0.16%     0.16%      0.17%
Ratio of Net Investment Income to Average Net Assets....       3.61%(E)       3.96%        4.64%       4.26%     3.78%      3.64%
Portfolio Turnover Rate.................................          4%(D)          7%           9%         18%       17%        18%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The United Kingdom Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012        2011        2010
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       8.73%(D)       1.22%      37.42%      23.41%       0.20%      25.94%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,097,189     $1,995,898  $1,988,287  $1,464,838  $1,133,845  $1,036,694
Ratio of Expenses to Average Net Assets............       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.11%(E)       0.11%       0.12%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.49%(E)       2.98%       3.29%       3.37%       3.76%       2.86%
Portfolio Turnover Rate............................          5%(D)          8%         17%          6%          7%         15%
------------------------------------------------------------------------------------------------------------------------------

                                                                        The Continental Small Company Series
                                                    ---------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year         Year        Year
                                                        Ended         Ended       Ended       Ended        Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015          2014        2013        2012         2011        2010
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      11.90%(D)      (2.25)%      43.67%       2.29%     (10.75)%      15.37%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,472,854     $3,152,277   $3,217,766  $2,245,179  $2,001,763   $2,072,484
Ratio of Expenses to Average Net Assets............       0.12%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.14%       0.16%       0.15%        0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.40%        2.67%       3.15%       2.72%        2.24%
Portfolio Turnover Rate............................          8%(D)         13%          13%          9%         10%          12%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The Canadian Small Company Series
                                                              ----------------------------------------------------------------
                                                                   Six
                                                                 Months        Year      Year       Year      Year      Year
                                                                  Ended       Ended     Ended      Ended     Ended     Ended
                                                                April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2015         2014      2013       2012      2011      2010
                                                              -----------------------------------------------------------------
                                                              (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................    (3.99)%(D)    (3.83)%     5.71%    (2.51)%     0.27%    43.17%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $793,765      $849,429   $741,204  $689,086   $736,262  $663,722
Ratio of Expenses to Average Net Assets......................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%(E)      0.12%      0.13%     0.15%      0.14%     0.15%
Ratio of Net Investment Income to Average Net Assets.........     2.65%(E)      2.42%      2.99%     2.29%      1.72%     1.05%
Portfolio Turnover Rate......................................       14%(D)         5%        14%       22%        24%       10%
-------------------------------------------------------------------------------------------------------------------------------

                                                                            The Emerging Markets Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       2.51%(D)       1.74%       6.99%       4.55%      (6.44)%      27.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,385,380     $4,185,451  $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets............       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.15%(E)       0.15%       0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.50%(E)       2.51%       2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate............................          5%(D)          5%          4%          5%         16%          12%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Emerging Markets Small Cap Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year         Year        Year
                                                        Ended        Ended       Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                         2015         2014        2013        2012         2011        2010
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       6.34%(D)       5.60%       9.41%       7.19%     (12.94)%      41.96%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,706,731     $4,921,438  $4,091,523  $2,953,350  $1,874,926   $1,881,356
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.26%       0.29%       0.36%       0.33%        0.32%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.71%(E)       2.48%       2.37%       2.48%       2.32%        2.16%
Portfolio Turnover Rate............................          7%(D)          9%         11%         13%         18%          15%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2015, The Asia Pacific Small Company Series and The Canadian Small Company Series had significant transfers of securities with a total value of $15,202 and $9,741 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $308,851 and $436,039 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $ 9
              The Japanese Small Company Series.......      2
              The Asia Pacific Small Company Series...      1
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      5
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     11
              The Emerging Markets Small Cap Series...     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $433
                 The DFA International Value Series......  301
                 The Japanese Small Company Series.......   69
                 The Asia Pacific Small Company Series...   36
                 The United Kingdom Small Company Series.   47
                 The Continental Small Company Series....   85
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  112
                 The Emerging Markets Small Cap Series...   86

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,876,981 $1,547,472
         The DFA International Value Series......  1,099,991    865,669
         The Japanese Small Company Series.......    128,743    106,644
         The Asia Pacific Small Company Series...     56,115     61,192
         The United Kingdom Small Company Series.    120,380     90,137
         The Continental Small Company Series....    369,817    266,352
         The Canadian Small Company Series.......    119,860    105,224
         The Emerging Markets Series.............    334,449    221,180
         The Emerging Markets Small Cap Series...    826,271    357,066

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $13,674,059  $6,899,359   $(238,964)    $6,660,395
The DFA International Value Series......   9,766,477   1,937,162    (619,726)     1,317,436
The Japanese Small Company Series.......   2,684,771     443,575    (256,935)       186,640
The Asia Pacific Small Company Series...   1,764,558     325,578    (354,533)       (28,955)
The United Kingdom Small Company Series.   1,635,780     689,235    (152,552)       536,683
The Continental Small Company Series....   3,286,528   1,092,949    (391,649)       701,300
The Canadian Small Company Series.......   1,245,574      96,115    (305,082)      (208,967)
The Emerging Markets Series.............   3,250,119   1,627,866    (331,235)     1,296,631
The Emerging Markets Small Cap Series...   5,761,467   1,384,708    (779,726)       604,982

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2015 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                                  Equity
                                                    Total          Contracts
                                                ---------      -------------
         The U.S. Large Cap Value Series*......  $   (43)         $   (43)
         The Continental Small Company Series*.   (4,875)          (4,875)
         The Emerging Markets Series*..........    2,468            2,468

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.90%       $30,227         39        $29       $162,215
The DFA International Value Series....     0.87%         4,061         12          1         18,742
The Japanese Small Company Series.....     0.87%        10,743          5          1         17,597
The Asia Pacific Small Company Series.     0.86%         2,828         24          2         10,948
The United Kingdom Small Company
  Series..............................     0.84%           277          6         --            903
The Continental Small Company Series..     0.86%           247          7         --            630
The Emerging Markets Series...........     0.86%        13,853          9          3         73,594
The Emerging Markets Small Cap Series.     0.85%         6,081         10          1         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Series' available line of credit was utilized.

   At April 30, 2015, The U.S. Large Cap Value Series had loans outstanding in the amount of $1,884 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                       Market
                                                       Value
                                                      --------
                  The U.S. Large Cap Value Series.... $311,578
                  The DFA International Value Series.   71,641

                                                        Market
                                                        Value
                                                       --------
                The Asia Pacific Small Company Series. $ 16,071
                The Canadian Small Company Series.....   11,323
                The Emerging Markets Series...........  114,557
                The Emerging Markets Small Cap Series.  353,905

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the six months ended April 30, 2015, the Series realized net gains (losses) of in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/14  04/30/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return                       $1,000.00 $1,030.70    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.00    0.16%    $0.80

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   5.0%
              Energy.......................................  11.3%
              Financials...................................  35.2%
              Health Care..................................   0.3%
              Industrials..................................  11.8%
              Information Technology.......................   7.9%
              Materials....................................  17.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.0%)
BRAZIL -- (5.3%)
    Banco do Brasil SA..................................  10,290,573 $   90,919,216            0.5%
    BM&FBovespa SA......................................  27,909,603    114,956,496            0.6%
    JBS SA..............................................  20,523,530    105,854,945            0.6%
#*  Petroleo Brasileiro SA ADR..........................  18,793,125    178,534,687            0.9%
#   Vale SA Sponsored ADR...............................  21,211,590    162,905,011            0.9%
    Other Securities....................................                452,518,870            2.2%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,105,689,225            5.7%
                                                                     --------------           -----
CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,733,186    101,878,715            0.5%
    Other Securities....................................                210,606,403            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                312,485,118            1.6%
                                                                     --------------           -----
CHINA -- (16.2%)
    Agricultural Bank of China, Ltd. Class H............ 213,701,000    120,584,047            0.6%
    Bank of China, Ltd. Class H......................... 645,684,898    442,425,220            2.3%
    China Construction Bank Corp. Class H............... 542,030,940    526,168,114            2.7%
#   China Petroleum & Chemical Corp. ADR................   1,111,578    105,010,755            0.6%
#   China Unicom Hong Kong, Ltd.........................   7,257,121    136,361,303            0.7%
    Industrial & Commercial Bank of China, Ltd. Class H. 302,174,996    262,902,754            1.4%
    Other Securities....................................              1,774,823,930            9.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,368,276,123           17.4%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,660,713            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 49,374,494            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                 14,646,197            0.1%
                                                                     --------------           -----
HUNGARY -- (0.4%)
    OTP Bank P.L.C......................................   3,610,341     79,832,596            0.4%
    Other Securities....................................                 10,561,825            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 90,394,421            0.5%
                                                                     --------------           -----
INDIA -- (8.1%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    182,778,346            1.0%
    Reliance Industries, Ltd............................  21,052,676    286,408,617            1.5%
    State Bank of India.................................  19,322,648     81,886,575            0.4%
    Other Securities....................................              1,141,919,240            5.8%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,692,992,778            8.7%
                                                                     --------------           -----
INDONESIA -- (2.5%)
    Other Securities....................................                508,991,313            2.6%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                      2,636            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.6%)
    Other Securities....................................                748,363,794            3.9%
                                                                     --------------           -----

MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Class A.........................  43,462,954     88,246,058            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------

MEXICO -- (Continued)
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,004,718 $  153,965,388            0.8%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,578,915    233,366,018            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,988,996    124,736,170            0.7%
    Other Securities....................................                566,930,266            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,167,243,900            6.0%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                238,593,563            1.2%
                                                                     --------------           -----
POLAND -- (2.0%)
    KGHM Polska Miedz SA................................   2,431,526     85,255,376            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,474,839     83,290,331            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   5,251,604     99,736,203            0.5%
    Other Securities....................................                148,523,633            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                416,805,543            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom OAO Sponsored ADR...........................  67,242,144    393,968,225            2.0%
    Other Securities....................................                 43,876,294            0.3%
                                                                     --------------           -----
TOTAL RUSSIA............................................                437,844,519            2.3%
                                                                     --------------           -----

SOUTH AFRICA -- (7.6%)
    Barclays Africa Group, Ltd..........................   6,116,376     97,972,476            0.5%
    Nedbank Group, Ltd..................................   3,679,693     79,479,057            0.4%
    Sanlam, Ltd.........................................  17,786,335    115,035,169            0.6%
    Standard Bank Group, Ltd............................  17,954,574    263,176,913            1.4%
#   Steinhoff International Holdings, Ltd...............  28,369,200    180,010,416            0.9%
    Other Securities....................................                846,801,265            4.4%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,582,475,296            8.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.2%)
    Hana Financial Group, Inc...........................   3,443,534    101,363,428            0.5%
    Hyundai Motor Co....................................     961,377    150,879,557            0.8%
    Hyundai Steel Co....................................   1,080,925     79,006,693            0.4%
#   KB Financial Group, Inc.............................   1,995,076     76,080,838            0.4%
    KB Financial Group, Inc. ADR........................   3,089,746    117,812,015            0.6%
#   LG Electronics, Inc.................................   1,776,548     99,900,359            0.5%
    POSCO...............................................     644,929    151,921,785            0.8%
#   POSCO ADR...........................................   1,589,142     93,886,509            0.5%
#   Shinhan Financial Group Co., Ltd....................   4,170,227    172,597,964            0.9%
    SK Holdings Co., Ltd................................     494,231     85,100,845            0.5%
    Other Securities....................................              1,822,659,100            9.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,951,209,093           15.2%
                                                                     --------------           -----

SPAIN -- (0.0%)
    Other Securities....................................                  7,894,495            0.0%
                                                                     --------------           -----

TAIWAN -- (14.7%)
#   First Financial Holding Co., Ltd.................... 123,940,630     77,919,215            0.4%
    Fubon Financial Holding Co., Ltd....................  90,414,471    194,441,297            1.0%
#   Mega Financial Holding Co., Ltd..................... 126,853,915    112,831,567            0.6%
#   Pegatron Corp.......................................  27,193,998     80,560,869            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------

TAIWAN -- (Continued)
#     United Microelectronics Corp......... 213,043,681 $   102,073,154            0.5%
      Yuanta Financial Holding Co., Ltd.... 137,814,770      80,102,245            0.4%
      Other Securities.....................               2,406,064,857           12.4%
                                                        ---------------          ------
TOTAL TAIWAN...............................               3,053,993,204           15.7%
                                                        ---------------          ------

THAILAND -- (2.8%)
      PTT PCL..............................  17,737,200     191,549,923            1.0%
      Other Securities.....................                 384,439,370            2.0%
                                                        ---------------          ------
TOTAL THAILAND.............................                 575,989,293            3.0%
                                                        ---------------          ------

TURKEY -- (1.7%)
      Other Securities.....................                 354,921,470            1.8%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              18,711,847,188           96.5%
                                                        ---------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
*     Petroleo Brasileiro SA...............  19,497,904      84,451,334            0.4%
*     Petroleo Brasileiro SA Sponsored ADR.  21,247,784     184,430,765            1.0%
      Vale SA..............................  29,350,500     176,807,307            0.9%
#     Vale SA Sponsored ADR................  14,557,802      88,074,702            0.5%
      Other Securities.....................                 102,454,963            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 636,219,071            3.2%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  13,404,081            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 649,623,152            3.3%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                     397,773            0.0%
                                                        ---------------          ------

CHINA -- (0.0%)
      Other Securities.....................                     129,259            0.0%
                                                        ---------------          ------

INDONESIA -- (0.0%)
      Other Securities.....................                         823            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     391,707            0.0%
                                                        ---------------          ------

SOUTH AFRICA -- (0.0%)
      Other Securities.....................                      13,986            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                      74,142            0.0%
                                                        ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                     102,421            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,110,111            0.0%
                                                        ---------------          ------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund....... 123,477,584   1,428,635,642            7.4%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,660,936,590).................               $20,791,216,093          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,105,689,225              --   --    $ 1,105,689,225
  Chile.......................    312,485,118              --   --        312,485,118
  China.......................    268,610,292 $ 3,099,665,831   --      3,368,276,123
  Colombia....................     33,660,713              --   --         33,660,713
  Czech Republic..............             --      49,374,494   --         49,374,494
  Greece......................             --      14,646,197   --         14,646,197
  Hungary.....................             --      90,394,421   --         90,394,421
  India.......................    211,860,211   1,481,132,567   --      1,692,992,778
  Indonesia...................      5,095,600     503,895,713   --        508,991,313
  Israel......................             --           2,636   --              2,636
  Malaysia....................             --     748,363,794   --        748,363,794
  Mexico......................  1,167,059,786         184,114   --      1,167,243,900
  Philippines.................             --     238,593,563   --        238,593,563
  Poland......................             --     416,805,543   --        416,805,543
  Russia......................        598,052     437,246,467   --        437,844,519
  South Africa................    198,279,924   1,384,195,372   --      1,582,475,296
  South Korea.................    333,553,733   2,617,655,360   --      2,951,209,093
  Spain.......................      7,894,495              --   --          7,894,495
  Taiwan......................     46,897,764   3,007,095,440   --      3,053,993,204
  Thailand....................    575,989,293              --   --        575,989,293
  Turkey......................             --     354,921,470   --        354,921,470
Preferred Stocks
  Brazil......................    636,219,071              --   --        636,219,071
  Colombia....................     13,404,081              --   --         13,404,081
Rights/Warrants
  Brazil......................             --         397,773   --            397,773
  China.......................             --         129,259   --            129,259
  Indonesia...................             --             823   --                823
  Malaysia....................             --         391,707   --            391,707
  South Africa................             --          13,986   --             13,986
  South Korea.................             --          74,142   --             74,142
  Thailand....................             --         102,421   --            102,421
Securities Lending Collateral              --   1,428,635,642   --      1,428,635,642
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,917,297,358 $15,873,918,735   --    $20,791,216,093
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,806,702 of securities on loan)*....... $19,362,580
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,428,636
Foreign Currencies at Value..............................................      19,501
Receivables:
  Investment Securities Sold.............................................      12,215
  Dividends and Tax Reclaims.............................................      12,630
  Securities Lending Income..............................................       3,257
Unrealized Gain on Foreign Currency Contracts............................         104
Prepaid Expenses and Other Assets........................................          47
                                                                          -----------
     Total Assets........................................................  20,838,970
                                                                          -----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................       2,878
  Upon Return of Securities Loaned.......................................   1,428,636
  Investment Securities Purchased........................................       4,560
  Due to Advisor.........................................................       1,556
  Line of Credit.........................................................       8,438
Unrealized Loss on Foreign Currency Contracts............................           3
Accrued Expenses and Other Liabilities...................................       1,908
                                                                          -----------
     Total Liabilities...................................................   1,447,979
                                                                          -----------
NET ASSETS............................................................... $19,390,991
                                                                          ===========
Investments at Cost...................................................... $18,232,301
                                                                          ===========
Foreign Currencies at Cost............................................... $    19,613
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Taxes Withheld of $17,478).................. $ 114,510
    Interest......................................................         3
    Income from Securities Lending................................    13,680
                                                                   ---------
       Total Investment Income....................................   128,193
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................     8,927
    Accounting & Transfer Agent Fees..............................       474
    Custodian Fees................................................     4,265
    Shareholders' Reports.........................................        22
    Directors'/Trustees' Fees & Expenses..........................        66
    Professional Fees.............................................       250
    Other.........................................................       122
                                                                   ---------
       Total Expenses.............................................    14,126
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (33)
                                                                   ---------
    Net Expenses..................................................    14,093
                                                                   ---------
    Net Investment Income (Loss)..................................   114,100
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (353,324)
      Foreign Currency Transactions...............................    (2,577)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   831,490
      Translation of Foreign Currency Denominated Amounts.........        60
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   475,649
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ 589,749
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $  .

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2015          2014
-                                                                        -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   114,100  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (353,324)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (2,577)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     831,490     (181,244)
    Translation of Foreign Currency Denominated Amounts.................          60          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     589,749     (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,084,136    1,596,852
  Withdrawals...........................................................  (1,210,411)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (126,275)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     463,474     (499,769)
Net Assets
  Beginning of Period...................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Period......................................................... $19,390,991  $18,927,517
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                              Dimensional Emerging Markets Value Fund
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year         Year         Year          Year
                                             Ended          Ended         Ended        Ended        Ended         Ended
                                           April 30,       Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                              2015           2014          2013         2012         2011          2010
                                         ----------------------------------------------------------------------------------
                                         (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Total Return............................        3.07%(D)       (1.09)%        8.43%        1.10%      (14.47)%       30.55%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $19,390,991     $18,927,517   $19,427,286  $16,884,322  $14,003,579   $11,917,955
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.16%        0.20%        0.20%         0.19%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.28%(E)        2.76%         2.32%        2.43%        2.29%         1.81%
Portfolio Turnover Rate.................           7%(D)          12%            6%           8%           5%           15%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2015, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,118,549 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $473 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2015, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were $33 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,396,528 $1,318,110

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,834,614  $4,193,084  $(3,236,482)    $956,602

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.87%       $19,936         30        $14        $49,874

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that the Fund's available line of credit was utilized.

   At April 30, 2015, Dimensional Emerging Markets Value Fund had loans outstanding in the amount of $8,438 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. Securities Lending:

   As of April 30, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $533,516 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory

Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Funds' Updated Investment Management Agreements and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Funds by adopting a structure that allows the Advisor to manage the Feeder Funds' holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Funds, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and (ii) allow the Advisor to determine the most efficient means to meet a Feeder Fund's investment objective. The Board also noted that for any period when a Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the

Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to each Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for any Feeder Fund that adopts the Updated Investment Management Agreement. The Board did note, however, that a Feeder Funds may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-001S
 [LOGO]                                                              00147356

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2015 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2015

Dear Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................   6
         Tax-Managed U.S. Equity Portfolio..............................   7
         Tax-Managed U.S. Targeted Value Portfolio......................  10
         Tax-Managed U.S. Small Cap Portfolio...........................  13
         T.A. U.S. Core Equity 2 Portfolio..............................  16
         Tax-Managed DFA International Value Portfolio..................  19
         T.A. World ex U.S. Core Equity Portfolio.......................  23
     Statements of Assets and Liabilities...............................  30
     Statements of Operations...........................................  32
     Statements of Changes in Net Assets................................  34
     Financial Highlights...............................................  36
     Notes to Financial Statements......................................  40
  The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide
    Value Series
     Disclosure of Fund Expenses........................................  52
     Disclosure of Portfolio Holdings...................................  53
     Summary Schedule of Portfolio Holdings.............................  54
     Statement of Assets and Liabilities................................  57
     Statement of Operations............................................  58
     Statements of Changes in Net Assets................................  59
     Financial Highlights...............................................  60
     Notes to Financial Statements......................................  61
  Voting Proxies on Fund Portfolio Securities...........................  66
  Board Approval of Investment Advisory Agreements......................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2015
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,041.90    0.37%    $1.87
Hypothetical 5% Annual Return................. $1,000.00 $1,022.96    0.37%    $1.86

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,046.90    0.22%    $1.12
Hypothetical 5% Annual Return................. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/14  04/30/15    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,041.90    0.44%    $2.23
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $1,042.80    0.52%    $2.63
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,047.10    0.24%    $1.22
Hypothetical 5% Annual Return................. $1,000.00 $1,023.60    0.24%    $1.20

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,053.60    0.53%    $2.70
Hypothetical 5% Annual Return................. $1,000.00 $1,022.17    0.53%    $2.66

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,060.70    0.44%    $2.25
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         Tax-Managed U.S. Equity Portfolio
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   8.9%
Energy.......................................   8.1%
Financials...................................  14.3%
Health Care..................................  14.5%
Industrials..................................  11.5%
Information Technology.......................  20.1%
Materials....................................   3.7%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

     Tax-Managed U.S. Targeted Value Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   3.2%
Energy.......................................   5.7%
Financials...................................  27.1%
Health Care..................................   7.1%
Industrials..................................  17.9%
Information Technology.......................  13.6%
Materials....................................   8.2%
Other........................................    --
Real Estate Investment Trusts................   0.1%
Telecommunication Services...................   1.0%
Utilities....................................   0.5%
                                              -----
                                              100.0%

       Tax-Managed U.S. Small Cap Portfolio
Consumer Discretionary.......................  17.2%
Consumer Staples.............................   4.0%
Energy.......................................   4.1%
Financials...................................  20.8%
Health Care..................................  10.0%
Industrials..................................  17.6%
Information Technology.......................  16.9%
Materials....................................   5.3%
Other........................................    --
Telecommunication Services...................   0.9%
Utilities....................................   3.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. Core Equity 2 Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   6.0%
Energy.......................................   9.2%
Financials...................................  16.9%
Health Care..................................  11.2%
Industrials..................................  14.7%
Information Technology.......................  16.7%
Materials....................................   5.1%
Other........................................    --
Real Estate Investment Trusts................   0.1%
Telecommunication Services...................   2.5%
Utilities....................................   2.0%
                                              -----
                                              100.0%

   Tax-Managed DFA International Value Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   4.0%
Energy.......................................  13.7%
Financials...................................  35.2%
Health Care..................................   2.5%
Industrials..................................   9.6%
Information Technology.......................   2.7%
Materials....................................  12.3%
Other........................................    --
Telecommunication Services...................   4.5%
Utilities....................................   2.6%
                                              -----
                                              100.0%

     T.A. World ex U.S. Core Equity Portfolio
Consumer Discretionary.......................  14.8%
Consumer Staples.............................   7.3%
Energy.......................................   7.2%
Financials...................................  22.6%
Health Care..................................   5.6%
Industrials..................................  16.1%
Information Technology.......................   8.0%
Materials....................................  11.7%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   3.5%
Utilities....................................   3.2%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2015
                                  (Unaudited)

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $3,878,917,257
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $2,080,650,463)........................................ $3,878,917,257
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (93.8%)
 Consumer Discretionary -- (12.7%)
 *   Amazon.com, Inc...................    44,688 $ 18,848,505            0.8%
     Comcast Corp. Class A.............   236,903   13,683,517            0.6%
     Home Depot, Inc. (The)............   148,640   15,901,507            0.7%
     McDonald's Corp...................   108,152   10,442,076            0.4%
     Walt Disney Co. (The).............   183,316   19,930,116            0.8%
     Other Securities..................            249,612,618           10.2%
                                                  ------------          ------
 Total Consumer Discretionary..........            328,418,339           13.5%
                                                  ------------          ------
 Consumer Staples -- (8.3%)
     Altria Group, Inc.................   221,675   11,094,834            0.5%
     Coca-Cola Co. (The)...............   443,920   18,005,395            0.7%
     CVS Health Corp...................   132,004   13,106,677            0.5%
     PepsiCo, Inc......................   167,597   15,941,827            0.7%
     Philip Morris International, Inc..   174,560   14,570,523            0.6%
     Procter & Gamble Co. (The)........   305,768   24,311,614            1.0%
     Wal-Mart Stores, Inc..............   181,406   14,158,738            0.6%
     Other Securities..................            103,790,537            4.3%
                                                  ------------          ------
 Total Consumer Staples................            214,980,145            8.9%
                                                  ------------          ------
 Energy -- (7.6%)
     Chevron Corp......................   209,586   23,276,621            1.0%
     Exxon Mobil Corp..................   470,724   41,127,156            1.7%
     Schlumberger, Ltd.................   143,494   13,575,967            0.6%
     Other Securities..................            118,924,014            4.8%
                                                  ------------          ------
 Total Energy..........................            196,903,758            8.1%
                                                  ------------          ------
 Financials -- (13.4%)
     Bank of America Corp.............. 1,185,664   18,887,628            0.8%
 *   Berkshire Hathaway, Inc. Class B..   208,457   29,436,213            1.2%
     Citigroup, Inc....................   341,045   18,184,519            0.8%
     JPMorgan Chase & Co...............   422,864   26,750,377            1.1%
     Wells Fargo & Co..................   555,002   30,580,610            1.3%
     Other Securities..................            222,783,278            9.1%
                                                  ------------          ------
 Total Financials......................            346,622,625           14.3%
                                                  ------------          ------
 Health Care -- (13.6%)
     AbbVie, Inc.......................   179,303   11,593,732            0.5%
 *   Actavis P.L.C.....................    41,832   11,832,600            0.5%
     Amgen, Inc........................    85,843   13,555,468            0.6%
 *   Biogen, Inc.......................    26,460    9,894,188            0.4%
     Bristol-Myers Squibb Co...........   187,334   11,938,796            0.5%
 *   Gilead Sciences, Inc..............   168,097   16,895,430            0.7%
     Johnson & Johnson.................   314,875   31,235,600            1.3%
     Medtronic P.L.C...................   157,123   11,697,807            0.5%
     Merck & Co., Inc..................   322,370   19,200,357            0.8%
     Pfizer, Inc.......................   706,673   23,977,415            1.0%
     UnitedHealth Group, Inc...........   108,703   12,109,514            0.5%
     Other Securities..................            177,591,236            7.2%
                                                  ------------          ------
 Total Health Care.....................            351,522,143           14.5%
                                                  ------------          ------
 Industrials -- (10.8%)
     3M Co.............................    67,855   10,611,843            0.5%
     Boeing Co. (The)..................    75,085   10,762,684            0.5%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co................................  1,138,222 $   30,823,052            1.3%
      Union Pacific Corp.................................    100,032     10,626,399            0.5%
      United Technologies Corp...........................     97,036     11,037,845            0.5%
      Other Securities...................................               203,979,412            8.2%
                                                                     --------------          ------
Total Industrials........................................               277,841,235           11.5%
                                                                     --------------          ------
Information Technology -- (18.8%)
      Apple, Inc.........................................    677,523     84,792,003            3.5%
      Cisco Systems, Inc.................................    574,099     16,551,274            0.7%
*     Facebook, Inc. Class A.............................    244,144     19,231,223            0.8%
*     Google, Inc. Class A...............................     30,123     16,530,599            0.7%
*     Google, Inc. Class C...............................     31,208     16,769,539            0.7%
      Intel Corp.........................................    549,375     17,882,156            0.8%
      International Business Machines Corp...............    105,694     18,104,325            0.8%
      MasterCard, Inc. Class A...........................    111,866     10,091,432            0.4%
      Microsoft Corp.....................................    871,910     42,409,702            1.8%
      Oracle Corp........................................    400,229     17,457,989            0.7%
      QUALCOMM, Inc......................................    185,425     12,608,900            0.5%
      Visa, Inc. Class A.................................    217,936     14,394,673            0.6%
      Other Securities...................................               200,251,810            8.1%
                                                                     --------------          ------
Total Information Technology.............................               487,075,625           20.1%
                                                                     --------------          ------
Materials -- (3.5%)
      Other Securities...................................                90,563,543            3.7%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   821,386            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................    592,090     20,509,998            0.9%
      Verizon Communications, Inc........................    470,756     23,744,933            1.0%
      Other Securities...................................                 8,925,324            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................                53,180,255            2.2%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................                76,260,194            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,424,189,248          100.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    54,758            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.098%.  3,657,803      3,657,803            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund..................... 13,573,713    157,047,855            6.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,315,176,797)................................              $2,584,949,664          106.6%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  328,418,339           --   --    $  328,418,339
  Consumer Staples..............    214,980,145           --   --       214,980,145
  Energy........................    196,903,758           --   --       196,903,758
  Financials....................    346,622,625           --   --       346,622,625
  Health Care...................    351,522,143           --   --       351,522,143
  Industrials...................    277,841,235           --   --       277,841,235
  Information Technology........    487,075,625           --   --       487,075,625
  Materials.....................     90,563,543           --   --        90,563,543
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        821,386           --   --           821,386
  Telecommunication Services....     53,180,255           --   --        53,180,255
  Utilities.....................     76,260,194           --   --        76,260,194
Rights/Warrants.................             -- $     54,758   --            54,758
Temporary Cash Investments......      3,657,803           --   --         3,657,803
Securities Lending Collateral...             --  157,047,855   --       157,047,855
                                 -------------- ------------   --    --------------
TOTAL........................... $2,427,847,051 $157,102,613   --    $2,584,949,664
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (88.2%)
Consumer Discretionary -- (13.8%)
    Dillard's, Inc. Class A................   254,247 $ 33,456,363            0.9%
#   GameStop Corp. Class A.................   431,501   16,630,049            0.5%
    Gannett Co., Inc.......................   412,001   14,139,874            0.4%
    Graham Holdings Co. Class B............    12,803   13,096,573            0.4%
    Lear Corp..............................   124,888   13,866,315            0.4%
    Men's Wearhouse, Inc. (The)............   238,818   13,514,711            0.4%
    Service Corp. International............   469,211   12,987,760            0.4%
#*  Skechers U.S.A., Inc. Class A..........   187,114   16,825,291            0.5%
    Wendy's Co. (The)...................... 1,383,503   14,001,050            0.4%
    Other Securities.......................            427,187,962           11.3%
                                                      ------------          ------
Total Consumer Discretionary...............            575,705,948           15.6%
                                                      ------------          ------
Consumer Staples -- (2.8%)
    Other Securities.......................            118,107,133            3.2%
                                                      ------------          ------
Energy -- (5.0%)
    Tesoro Corp............................   238,953   20,509,336            0.6%
    Western Refining, Inc..................   378,467   16,671,471            0.5%
    Other Securities.......................            171,756,453            4.6%
                                                      ------------          ------
Total Energy...............................            208,937,260            5.7%
                                                      ------------          ------
Financials -- (23.9%)
    Allied World Assurance Co. Holdings AG.   466,524   19,192,797            0.5%
    American Financial Group, Inc..........   370,385   23,408,332            0.6%
    Assurant, Inc..........................   331,133   20,351,434            0.6%
    Axis Capital Holdings, Ltd.............   302,382   15,742,007            0.4%
    CNO Financial Group, Inc............... 1,264,042   21,488,714            0.6%
*   E*TRADE Financial Corp.................   675,869   19,458,269            0.5%
    Everest Re Group, Ltd..................   104,016   18,609,503            0.5%
#   Legg Mason, Inc........................   349,011   18,375,429            0.5%
    NASDAQ OMX Group, Inc. (The)...........   421,145   20,480,281            0.6%
#   New York Community Bancorp, Inc........   898,790   15,450,200            0.4%
    PartnerRe, Ltd.........................   163,753   20,960,384            0.6%
    Reinsurance Group of America, Inc......   235,808   21,604,729            0.6%
    RenaissanceRe Holdings, Ltd............   129,437   13,265,998            0.4%
    Zions Bancorporation...................   519,713   14,726,068            0.4%
    Other Securities.......................            733,499,786           19.8%
                                                      ------------          ------
Total Financials...........................            996,613,931           27.0%
                                                      ------------          ------
Health Care -- (6.2%)
*   Community Health Systems, Inc..........   277,802   14,912,411            0.4%
#*  Hologic, Inc...........................   388,373   13,103,705            0.4%
*   LifePoint Hospitals, Inc...............   217,249   16,267,605            0.4%
    Omnicare, Inc..........................   317,727   27,953,621            0.8%
    Other Securities.......................            187,982,747            5.0%
                                                      ------------          ------
Total Health Care..........................            260,220,089            7.0%
                                                      ------------          ------
Industrials -- (15.8%)
#   ADT Corp. (The)........................   362,042   13,612,779            0.4%
    AMERCO.................................    88,302   28,436,776            0.8%
*   Avis Budget Group, Inc.................   549,560   29,753,178            0.8%
    Curtiss-Wright Corp....................   193,210   14,115,923            0.4%
*   Esterline Technologies Corp............   124,499   13,855,494            0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (Continued)
#*    JetBlue Airways Corp...............................  1,383,605 $   28,405,411            0.8%
      Owens Corning......................................    367,806     14,219,380            0.4%
      Ryder System, Inc..................................    233,530     22,269,421            0.6%
#     Trinity Industries, Inc............................    554,828     15,030,290            0.4%
      Other Securities...................................               478,224,888           12.8%
                                                                     --------------          ------
Total Industrials........................................               657,923,540           17.8%
                                                                     --------------          ------
Information Technology -- (12.0%)
*     ARRIS Group, Inc...................................    449,224     15,127,618            0.4%
*     Arrow Electronics, Inc.............................    351,633     20,996,006            0.6%
      Avnet, Inc.........................................    368,742     15,719,471            0.4%
#*    First Solar, Inc...................................    256,812     15,323,972            0.4%
*     Ingram Micro, Inc. Class A.........................    553,452     13,924,852            0.4%
      Marvell Technology Group, Ltd......................    952,508     13,344,637            0.4%
*     Qorvo, Inc.........................................    297,840     19,630,634            0.5%
      SYNNEX Corp........................................    188,595     14,427,517            0.4%
      Other Securities...................................               373,687,716           10.1%
                                                                     --------------          ------
Total Information Technology.............................               502,182,423           13.6%
                                                                     --------------          ------
Materials -- (7.3%)
      MeadWestvaco Corp..................................    386,074     18,840,411            0.5%
      Reliance Steel & Aluminum Co.......................    203,701     13,183,529            0.4%
      Rock-Tenn Co. Class A..............................    299,934     18,889,843            0.5%
      Other Securities...................................               252,566,926            6.8%
                                                                     --------------          ------
Total Materials..........................................               303,480,709            8.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 5,560,354            0.2%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
#     Frontier Communications Corp.......................  1,951,480     13,387,153            0.4%
      Other Securities...................................                24,679,703            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                38,066,856            1.0%
                                                                     --------------          ------
Utilities -- (0.4%)
      Other Securities...................................                17,010,352            0.5%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,683,808,595           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   348,102            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
*     State Street Institutional Liquid Reserves, 0.098%. 13,109,972     13,109,972            0.4%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@  DFA Short Term Investment Fund..................... 41,575,814    481,032,169           13.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,597,805,637)................................              $4,178,298,838          113.2%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  575,705,948           --   --    $  575,705,948
  Consumer Staples..............    118,107,133           --   --       118,107,133
  Energy........................    208,937,260           --   --       208,937,260
  Financials....................    996,613,922 $          9   --       996,613,931
  Health Care...................    260,220,089           --   --       260,220,089
  Industrials...................    657,923,540           --   --       657,923,540
  Information Technology........    502,182,423           --   --       502,182,423
  Materials.....................    303,480,709           --   --       303,480,709
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      5,560,354           --   --         5,560,354
  Telecommunication Services....     38,066,856           --   --        38,066,856
  Utilities.....................     17,010,352           --   --        17,010,352
Rights/Warrants.................             --      348,102   --           348,102
Temporary Cash Investments......     13,109,972           --   --        13,109,972
Securities Lending Collateral...             --  481,032,169   --       481,032,169
                                 -------------- ------------   --    --------------
TOTAL........................... $3,696,918,558 $481,380,280   --    $4,178,298,838
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (83.0%)
Consumer Discretionary -- (14.3%)
#   American Eagle Outfitters, Inc................. 290,668 $  4,624,528            0.2%
    Chico's FAS, Inc............................... 267,898    4,516,760            0.2%
#*  G-III Apparel Group, Ltd.......................  41,439    4,607,188            0.2%
*   Life Time Fitness, Inc.........................  63,944    4,571,996            0.2%
    Lithia Motors, Inc. Class A....................  51,735    5,159,532            0.2%
    Men's Wearhouse, Inc. (The)....................  77,801    4,402,759            0.2%
*   Office Depot, Inc.............................. 836,472    7,712,272            0.4%
*   Skechers U.S.A., Inc. Class A..................  52,918    4,758,387            0.2%
#   Wolverine World Wide, Inc...................... 154,695    4,753,777            0.2%
    Other Securities...............................          330,799,632           15.1%
                                                            ------------           -----
Total Consumer Discretionary.......................          375,906,831           17.1%
                                                            ------------           -----
Consumer Staples -- (3.3%)
    Other Securities...............................           87,631,477            4.0%
                                                            ------------           -----
Energy -- (3.4%)
*   Carrizo Oil & Gas, Inc.........................  82,386    4,591,372            0.2%
    Western Refining, Inc.......................... 162,532    7,159,535            0.3%
    Other Securities...............................           77,709,791            3.6%
                                                            ------------           -----
Total Energy.......................................           89,460,698            4.1%
                                                            ------------           -----
Financials -- (17.3%)
#   Amtrust Financial Services, Inc................  80,469    4,785,491            0.2%
    Aspen Insurance Holdings, Ltd.................. 107,257    5,012,120            0.2%
    Associated Banc-Corp........................... 256,115    4,817,523            0.2%
#   Bank of Hawaii Corp............................  77,207    4,662,531            0.2%
    Cathay General Bancorp......................... 161,692    4,621,157            0.2%
    CNO Financial Group, Inc....................... 336,171    5,714,907            0.3%
    Endurance Specialty Holdings, Ltd..............  73,383    4,430,866            0.2%
#   First American Financial Corp.................. 128,060    4,455,207            0.2%
    Hanover Insurance Group, Inc. (The)............  63,118    4,328,001            0.2%
    PrivateBancorp, Inc............................ 130,534    4,838,895            0.2%
#   Radian Group, Inc.............................. 324,032    5,787,212            0.3%
    StanCorp Financial Group, Inc..................  65,152    4,696,156            0.2%
    TCF Financial Corp............................. 287,338    4,499,713            0.2%
#   United Bankshares, Inc......................... 115,267    4,331,734            0.2%
    Webster Financial Corp......................... 144,207    5,166,937            0.2%
*   Western Alliance Bancorp....................... 158,880    4,912,570            0.2%
    Other Securities...............................          379,476,056           17.4%
                                                            ------------           -----
Total Financials...................................          456,537,076           20.8%
                                                            ------------           -----
Health Care -- (8.3%)
*   Amsurg Corp....................................  71,995    4,515,526            0.2%
*   Charles River Laboratories International, Inc..  70,800    4,896,528            0.2%
*   Health Net, Inc................................  96,107    5,060,034            0.2%
    Hill-Rom Holdings, Inc.........................  87,296    4,359,562            0.2%
#*  PAREXEL International Corp.....................  71,310    4,533,533            0.2%
*   Prestige Brands Holdings, Inc.................. 110,081    4,320,679            0.2%
*   VCA, Inc.......................................  94,753    4,829,560            0.2%
    Other Securities...............................          185,577,833            8.6%
                                                            ------------           -----
Total Health Care..................................          218,093,255           10.0%
                                                            ------------           -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (14.6%)
      Alaska Air Group, Inc..............................     71,514 $    4,581,187            0.2%
      AMERCO.............................................     24,871      8,009,457            0.4%
      Curtiss-Wright Corp................................     61,113      4,464,916            0.2%
#     EnerSys............................................     70,508      4,787,493            0.2%
*     Esterline Technologies Corp........................     48,126      5,355,943            0.2%
#*    JetBlue Airways Corp...............................    324,746      6,667,035            0.3%
*     Middleby Corp. (The)...............................     49,527      5,019,066            0.2%
      Other Securities...................................               346,935,430           15.9%
                                                                     --------------          ------
Total Industrials........................................               385,820,527           17.6%
                                                                     --------------          ------
Information Technology -- (14.0%)
*     iGATE Corp.........................................     91,369      4,345,510            0.2%
#     Lexmark International, Inc. Class A................    122,185      5,423,792            0.3%
*     Manhattan Associates, Inc..........................    103,202      5,424,297            0.3%
      Mentor Graphics Corp...............................    201,941      4,832,448            0.2%
      SYNNEX Corp........................................     63,951      4,892,251            0.2%
#*    Take-Two Interactive Software, Inc.................    187,638      4,447,021            0.2%
      Other Securities...................................               341,062,740           15.5%
                                                                     --------------          ------
Total Information Technology.............................               370,428,059           16.9%
                                                                     --------------          ------
Materials -- (4.4%)
*     Chemtura Corp......................................    175,823      5,297,547            0.2%
      PolyOne Corp.......................................    131,230      5,124,532            0.2%
      Sensient Technologies Corp.........................     70,854      4,631,017            0.2%
      Other Securities...................................               100,975,455            4.7%
                                                                     --------------          ------
Total Materials..........................................               116,028,551            5.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.8%)
      Other Securities...................................                20,447,972            0.9%
                                                                     --------------          ------
Utilities -- (2.6%)
      Other Securities...................................                69,223,205            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,189,577,651           99.9%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    87,069            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.098%.  7,307,613      7,307,613            0.3%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (16.7%)
(S)@  DFA Short Term Investment Fund..................... 38,019,145    439,881,509           20.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,673,756,601)................................              $2,636,853,842          120.3%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  375,906,831           --   --    $  375,906,831
  Consumer Staples............     87,631,477           --   --        87,631,477
  Energy......................     89,460,698           --   --        89,460,698
  Financials..................    456,537,076           --   --       456,537,076
  Health Care.................    218,093,255           --   --       218,093,255
  Industrials.................    385,820,527           --   --       385,820,527
  Information Technology......    370,428,059           --   --       370,428,059
  Materials...................    116,028,551           --   --       116,028,551
  Other.......................             --           --   --                --
  Telecommunication Services..     20,447,972           --   --        20,447,972
  Utilities...................     69,223,205           --   --        69,223,205
Rights/Warrants...............             -- $     87,069   --            87,069
Temporary Cash Investments....      7,307,613           --   --         7,307,613
Securities Lending Collateral.             --  439,881,509   --       439,881,509
                               -------------- ------------   --    --------------
TOTAL......................... $2,196,885,264 $439,968,578   --    $2,636,853,842
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (89.9%)
 Consumer Discretionary -- (14.0%)
     Comcast Corp. Class A..............   641,444 $ 37,049,805            0.7%
     Ford Motor Co...................... 1,162,309   18,364,482            0.3%
     Lowe's Cos., Inc...................   218,761   15,063,882            0.3%
     Time Warner Cable, Inc.............    88,298   13,732,105            0.3%
     Time Warner, Inc...................   338,496   28,572,447            0.5%
     Walt Disney Co. (The)..............   365,590   39,746,945            0.7%
     Other Securities...................            695,481,146           12.7%
                                                   ------------           -----
 Total Consumer Discretionary...........            848,010,812           15.5%
                                                   ------------           -----
 Consumer Staples -- (5.3%)
     Coca-Cola Co. (The)................   340,507   13,810,964            0.3%
     CVS Health Corp....................   278,252   27,627,641            0.5%
     PepsiCo, Inc.......................   155,127   14,755,680            0.3%
     Procter & Gamble Co. (The).........   294,062   23,380,870            0.4%
     Wal-Mart Stores, Inc...............   278,096   21,705,393            0.4%
     Other Securities...................            221,664,908            4.0%
                                                   ------------           -----
 Total Consumer Staples.................            322,945,456            5.9%
                                                   ------------           -----
 Energy -- (8.3%)
     Anadarko Petroleum Corp............   156,692   14,744,717            0.3%
     Chevron Corp.......................   423,827   47,070,227            0.9%
     ConocoPhillips.....................   334,394   22,712,040            0.4%
     EOG Resources, Inc.................   185,013   18,307,036            0.3%
     Exxon Mobil Corp................... 1,180,695  103,157,322            1.9%
     Kinder Morgan, Inc.................   330,063   14,176,206            0.3%
     Occidental Petroleum Corp..........   185,509   14,859,271            0.3%
     Schlumberger, Ltd..................   159,494   15,089,727            0.3%
     Other Securities...................            250,505,953            4.4%
                                                   ------------           -----
 Total Energy...........................            500,622,499            9.1%
                                                   ------------           -----
 Financials -- (15.2%)
     American International Group, Inc..   269,115   15,148,483            0.3%
     Bank of America Corp............... 1,703,565   27,137,790            0.5%
 *   Berkshire Hathaway, Inc. Class B...   127,379   17,987,189            0.3%
     Citigroup, Inc.....................   539,405   28,761,075            0.5%
     Goldman Sachs Group, Inc. (The)....    78,303   15,380,275            0.3%
     JPMorgan Chase & Co................   719,166   45,494,441            0.8%
     U.S. Bancorp.......................   381,670   16,362,193            0.3%
     Wells Fargo & Co................... 1,199,886   66,113,719            1.2%
     Other Securities...................            684,394,750           12.5%
                                                   ------------           -----
 Total Financials.......................            916,779,915           16.7%
                                                   ------------           -----
 Health Care -- (10.1%)
 *   Actavis P.L.C......................    53,146   15,032,878            0.3%
     Amgen, Inc.........................    85,813   13,550,731            0.3%
     Anthem, Inc........................    83,721   12,636,011            0.2%
 #*  Express Scripts Holding Co.........   184,458   15,937,171            0.3%
     Johnson & Johnson..................   352,883   35,005,994            0.7%
     Merck & Co., Inc...................   539,740   32,146,914            0.6%
     Pfizer, Inc........................ 1,300,994   44,142,726            0.8%
     UnitedHealth Group, Inc............   220,408   24,553,451            0.5%
     Other Securities...................            416,392,170            7.4%
                                                   ------------           -----
 Total Health Care......................            609,398,046           11.1%
                                                   ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.2%)
      FedEx Corp.........................................     82,859 $   14,050,401            0.3%
      General Electric Co................................  2,057,225     55,709,653            1.0%
      Southwest Airlines Co..............................    327,864     13,298,164            0.3%
      Union Pacific Corp.................................    219,888     23,358,702            0.4%
      Other Securities...................................               692,083,912           12.6%
                                                                     --------------          ------
Total Industrials........................................               798,500,832           14.6%
                                                                     --------------          ------
Information Technology -- (15.0%)
      Apple, Inc.........................................    845,964    105,872,395            1.9%
      Cisco Systems, Inc.................................  1,036,246     29,874,972            0.6%
      Hewlett-Packard Co.................................    633,851     20,898,067            0.4%
      Intel Corp.........................................  1,568,532     51,055,717            0.9%
      International Business Machines Corp...............     72,831     12,475,222            0.2%
      Microsoft Corp.....................................  1,231,245     59,887,757            1.1%
      Oracle Corp........................................    475,083     20,723,120            0.4%
#     Visa, Inc. Class A.................................    285,324     18,845,650            0.4%
      Other Securities...................................               587,621,680           10.6%
                                                                     --------------          ------
Total Information Technology.............................               907,254,580           16.5%
                                                                     --------------          ------
Materials -- (4.6%)
      Dow Chemical Co. (The).............................    307,167     15,665,517            0.3%
      Other Securities...................................               263,442,847            4.8%
                                                                     --------------          ------
Total Materials..........................................               279,108,364            5.1%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 5,298,643            0.1%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc..........................................  1,790,892     62,036,499            1.1%
      Verizon Communications, Inc........................    806,877     40,698,876            0.8%
      Other Securities...................................                33,808,114            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,543,489            2.5%
                                                                     --------------          ------
Utilities -- (1.8%)
      Other Securities...................................               109,600,010            2.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,434,062,646           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   265,763            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
*     State Street Institutional Liquid Reserves, 0.098%. 41,306,894     41,306,894            0.8%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 48,912,005    565,911,903           10.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,855,617,484)................................              $6,041,547,206          110.2%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  848,010,812           --   --    $  848,010,812
  Consumer Staples..............    322,945,456           --   --       322,945,456
  Energy........................    500,622,499           --   --       500,622,499
  Financials....................    916,779,915           --   --       916,779,915
  Health Care...................    609,398,046           --   --       609,398,046
  Industrials...................    798,500,832           --   --       798,500,832
  Information Technology........    907,254,580           --   --       907,254,580
  Materials.....................    279,108,364           --   --       279,108,364
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      5,298,643           --   --         5,298,643
  Telecommunication Services....    136,543,489           --   --       136,543,489
  Utilities.....................    109,600,010           --   --       109,600,010
Rights/Warrants.................             -- $    265,763   --           265,763
Temporary Cash Investments......     41,306,894           --   --        41,306,894
Securities Lending Collateral...             --  565,911,903   --       565,911,903
                                 -------------- ------------   --    --------------
TOTAL........................... $5,475,369,540 $566,177,666   --    $6,041,547,206
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                            Percentage
                                                    Shares     Value++    of Net Assets**
                                                    ------     -------    ---------------
COMMON STOCKS -- (95.2%)
AUSTRALIA -- (6.1%)
#   BHP Billiton, Ltd. Sponsored ADR..............   523,438 $ 26,847,135            0.8%
    Macquarie Group, Ltd..........................   397,965   24,384,316            0.7%
    Wesfarmers, Ltd...............................   656,558   22,631,104            0.7%
    Woodside Petroleum, Ltd.......................   682,377   18,818,047            0.6%
    Other Securities..............................            116,527,000            3.5%
                                                             ------------            ----
TOTAL AUSTRALIA...................................            209,207,602            6.3%
                                                             ------------            ----

AUSTRIA -- (0.1%)
    Other Securities..............................              4,176,128            0.1%
                                                             ------------            ----

BELGIUM -- (1.5%)
    Other Securities..............................             50,871,529            1.5%
                                                             ------------            ----

CANADA -- (7.5%)
    Canadian Natural Resources, Ltd...............   510,531   16,975,156            0.5%
    Manulife Financial Corp....................... 1,149,080   20,914,875            0.6%
    Suncor Energy, Inc............................ 1,078,999   35,137,895            1.1%
    Other Securities..............................            185,014,245            5.6%
                                                             ------------            ----
TOTAL CANADA......................................            258,042,171            7.8%
                                                             ------------            ----

DENMARK -- (1.4%)
    Other Securities..............................             46,566,901            1.4%
                                                             ------------            ----

FINLAND -- (0.8%)
    Other Securities..............................             26,494,848            0.8%
                                                             ------------            ----

FRANCE -- (9.4%)
    AXA SA........................................   949,984   24,021,140            0.7%
    BNP Paribas SA................................   637,816   40,278,890            1.2%
    Cie de Saint-Gobain...........................   552,931   25,129,103            0.8%
#   GDF Suez...................................... 1,112,207   22,629,395            0.7%
    Orange SA..................................... 1,431,646   23,581,089            0.7%
#   Renault SA....................................   255,508   26,883,956            0.8%
    Societe Generale SA...........................   548,723   27,433,220            0.8%
    Total SA......................................   459,994   24,908,652            0.7%
    Vivendi SA....................................   811,528   20,343,939            0.6%
    Other Securities..............................             85,290,772            2.6%
                                                             ------------            ----
TOTAL FRANCE......................................            320,500,156            9.6%
                                                             ------------            ----

GERMANY -- (7.1%)
#   Allianz SE....................................   217,369   36,999,384            1.1%
    Bayerische Motoren Werke AG...................   246,260   29,049,960            0.9%
    Daimler AG....................................   735,745   70,739,433            2.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG.   112,068   21,875,396            0.6%
    Other Securities..............................             85,056,189            2.6%
                                                             ------------            ----
TOTAL GERMANY.....................................            243,720,362            7.3%
                                                             ------------            ----

HONG KONG -- (2.9%)
    Hutchison Whampoa, Ltd........................ 1,722,000   25,272,013            0.8%
    Other Securities..............................             75,268,508            2.2%
                                                             ------------            ----
TOTAL HONG KONG...................................            100,540,521            3.0%
                                                             ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
IRELAND -- (0.2%)
    Other Securities........................            $  6,285,691            0.2%
                                                        ------------           -----
ISRAEL -- (0.4%)
    Other Securities........................              13,044,802            0.4%
                                                        ------------           -----

ITALY -- (1.2%)
    Other Securities........................              39,690,633            1.2%
                                                        ------------           -----

JAPAN -- (21.0%)
    Honda Motor Co., Ltd....................    839,000   28,127,777            0.9%
    Mitsubishi UFJ Financial Group, Inc.....  7,211,034   51,229,709            1.5%
    Mizuho Financial Group, Inc............. 17,014,000   32,433,442            1.0%
    Nissan Motor Co., Ltd...................  1,904,600   19,771,064            0.6%
    NTT DOCOMO, Inc.........................  1,212,400   21,474,611            0.7%
    Sumitomo Mitsui Financial Group, Inc....    935,627   40,853,766            1.2%
    Other Securities........................             525,485,341           15.7%
                                                        ------------           -----
TOTAL JAPAN.................................             719,375,710           21.6%
                                                        ------------           -----

NETHERLANDS -- (2.5%)
*   ING Groep NV............................  1,482,595   22,745,290            0.7%
    Other Securities........................              63,672,020            1.9%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              86,417,310            2.6%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               3,314,499            0.1%
                                                        ------------           -----

NORWAY -- (0.6%)
    Other Securities........................              21,538,827            0.7%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,221,951            0.0%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................              39,333,956            1.2%
                                                        ------------           -----

SPAIN -- (2.5%)
    Iberdrola SA............................  4,941,257   33,073,249            1.0%
    Other Securities........................              53,587,275            1.6%
                                                        ------------           -----
TOTAL SPAIN.................................              86,660,524            2.6%
                                                        ------------           -----

SWEDEN -- (3.1%)
    Nordea Bank AB..........................  1,805,203   22,935,363            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  1,804,113   19,731,180            0.6%
    Other Securities........................              65,113,327            1.9%
                                                        ------------           -----
TOTAL SWEDEN................................             107,779,870            3.2%
                                                        ------------           -----

SWITZERLAND -- (8.2%)
    ABB, Ltd................................  1,070,830   23,464,490            0.7%
    Cie Financiere Richemont SA.............    243,451   21,699,496            0.7%
    Novartis AG.............................    452,413   46,178,752            1.4%
    Swiss Re AG.............................    347,731   30,846,302            0.9%
    UBS Group AG............................  1,117,274   22,320,149            0.7%
    Zurich Insurance Group AG...............    108,603   33,520,659            1.0%
    Other Securities........................             103,484,455            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND...........................             281,514,303            8.5%
                                                        ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           Percentage
                                                 Shares      Value++     of Net Assets**
                                                 ------      -------     ---------------
UNITED KINGDOM -- (17.4%)
      Anglo American P.L.C....................  1,350,033 $   22,872,947            0.7%
      Barclays P.L.C..........................  4,884,441     19,110,130            0.6%
      Barclays P.L.C. Sponsored ADR...........  1,430,304     22,512,985            0.7%
      BP P.L.C. Sponsored ADR.................  3,011,984    129,997,229            3.9%
      Glencore P.L.C..........................  4,572,676     21,722,804            0.6%
      HSBC Holdings P.L.C. Sponsored ADR......  1,230,506     61,070,013            1.8%
      Lloyds Banking Group P.L.C.............. 30,722,857     36,384,363            1.1%
      Royal Dutch Shell P.L.C. ADR(B03MM73)...    943,951     60,969,795            1.8%
      Royal Dutch Shell P.L.C. ADR(780259206).    557,751     35,378,146            1.1%
      Standard Chartered P.L.C................  1,397,394     22,878,413            0.7%
      Vodafone Group P.L.C.................... 16,818,186     59,253,934            1.8%
      Vodafone Group P.L.C. Sponsored ADR.....    534,269     18,806,256            0.6%
      Other Securities........................                83,274,818            2.4%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               594,231,833           17.8%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,260,530,127           97.9%
                                                          --------------          ------

PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...........................    134,068     34,515,222            1.1%
      Other Securities........................                 4,880,615            0.1%
                                                          --------------          ------
TOTAL GERMANY.................................                39,395,837            1.2%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                39,395,837            1.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities........................                   200,633            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   200,633            0.0%
                                                          --------------          ------

                                                             Value+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund.......... 10,762,258    124,519,326            3.7%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,036,954,771).....................              $3,424,645,923          102.8%
                                                          ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $ 27,098,787 $  182,108,815   --    $  209,207,602
  Austria.....................           --      4,176,128   --         4,176,128
  Belgium.....................      848,848     50,022,681   --        50,871,529
  Canada......................  258,042,171             --   --       258,042,171
  Denmark.....................           --     46,566,901   --        46,566,901
  Finland.....................           --     26,494,848   --        26,494,848
  France......................   10,145,921    310,354,235   --       320,500,156
  Germany.....................   20,304,411    223,415,951   --       243,720,362
  Hong Kong...................           --    100,540,521   --       100,540,521
  Ireland.....................    1,261,254      5,024,437   --         6,285,691
  Israel......................    1,995,737     11,049,065   --        13,044,802
  Italy.......................    2,249,878     37,440,755   --        39,690,633
  Japan.......................   22,756,441    696,619,269   --       719,375,710
  Netherlands.................    5,353,206     81,064,104   --        86,417,310
  New Zealand.................           --      3,314,499   --         3,314,499
  Norway......................    4,985,888     16,552,939   --        21,538,827
  Portugal....................           --      1,221,951   --         1,221,951
  Singapore...................           --     39,333,956   --        39,333,956
  Spain.......................       15,093     86,645,431   --        86,660,524
  Sweden......................           --    107,779,870   --       107,779,870
  Switzerland.................    4,973,050    276,541,253   --       281,514,303
  United Kingdom..............  340,069,806    254,162,027   --       594,231,833
Preferred Stocks
  Germany.....................           --     39,395,837   --        39,395,837
Rights/Warrants
  Spain.......................           --        200,633   --           200,633
Securities Lending Collateral.           --    124,519,326   --       124,519,326
                               ------------ --------------   --    --------------
TOTAL......................... $700,100,491 $2,724,545,432   --    $3,424,645,923
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (4.7%)
    Australia & New Zealand Banking Group, Ltd..........    185,705 $  4,969,068            0.2%
    BHP Billiton, Ltd...................................    294,523    7,521,049            0.3%
    Commonwealth Bank of Australia......................     56,425    3,949,579            0.2%
    Macquarie Group, Ltd................................     70,545    4,322,482            0.2%
    National Australia Bank, Ltd........................    168,696    4,884,655            0.2%
    Woodside Petroleum, Ltd.............................    132,600    3,656,737            0.2%
    Other Securities....................................              79,090,248            3.4%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................             108,393,818            4.7%
                                                                    ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................               8,255,499            0.4%
                                                                    ------------            ----

BELGIUM -- (1.1%)
    Other Securities....................................              25,497,696            1.1%
                                                                    ------------            ----

BRAZIL -- (1.3%)
    Other Securities....................................              29,572,934            1.3%
                                                                    ------------            ----

CANADA -- (6.4%)
    Royal Bank of Canada................................     55,774    3,703,320            0.2%
    Toronto-Dominion Bank (The).........................     92,478    4,269,395            0.2%
    Other Securities....................................             139,259,691            6.0%
                                                                    ------------            ----
TOTAL CANADA............................................             147,232,406            6.4%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................               6,694,018            0.3%
                                                                    ------------            ----

CHINA -- (6.3%)
    Bank of China, Ltd. Class H.........................  6,209,800    4,254,973            0.2%
    China Construction Bank Corp. Class H...............  9,844,200    9,556,104            0.4%
    China Mobile, Ltd...................................     55,427    3,959,151            0.2%
    CNOOC, Ltd. ADR.....................................     21,163    3,624,164            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    8,759,910            0.4%
    Other Securities....................................             115,262,160            5.0%
                                                                    ------------            ----
TOTAL CHINA.............................................             145,416,462            6.4%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               1,895,264            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 770,160            0.0%
                                                                    ------------            ----

DENMARK -- (1.2%)
    Other Securities....................................              27,037,721            1.2%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 179,919            0.0%
                                                                    ------------            ----

FINLAND -- (1.2%)
    Other Securities....................................              27,542,510            1.2%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                        Shares    Value++    of Net Assets**
                                                        ------    -------    ---------------
FRANCE -- (5.5%)
    BNP Paribas SA.....................................  66,145 $  4,177,141            0.2%
    Cie de Saint-Gobain................................ 101,183    4,598,473            0.2%
    Cie Generale des Etablissements Michelin...........  36,347    4,053,265            0.2%
    GDF Suez........................................... 232,710    4,734,808            0.2%
    Orange SA.......................................... 252,114    4,152,649            0.2%
    Total SA                                            176,467    9,555,679            0.4%
    Total SA Sponsored ADR                               85,482    4,624,576            0.2%
    Other Securities...................................           92,627,274            4.0%
                                                                ------------           -----
TOTAL FRANCE...........................................          128,523,865            5.6%
                                                                ------------           -----

GERMANY -- (4.7%)
    BASF SE............................................  42,091    4,181,657            0.2%
    Bayerische Motoren Werke AG........................  40,270    4,750,434            0.2%
    Daimler AG.........................................  98,349    9,455,929            0.4%
    Deutsche Telekom AG................................ 235,891    4,335,830            0.2%
    Fresenius SE & Co. KGaA............................  65,014    3,867,873            0.2%
    Other Securities...................................           82,881,063            3.6%
                                                                ------------           -----
TOTAL GERMANY..........................................          109,472,786            4.8%
                                                                ------------           -----

GREECE -- (0.1%)
    Other Securities...................................            2,134,996            0.1%
                                                                ------------           -----

HONG KONG -- (2.2%)
    Other Securities...................................           50,884,061            2.2%
                                                                ------------           -----

HUNGARY -- (0.0%)
    Other Securities...................................            1,094,602            0.1%
                                                                ------------           -----

INDIA -- (2.0%)
    Other Securities...................................           45,956,870            2.0%
                                                                ------------           -----

INDONESIA -- (0.6%)
    Other Securities...................................           13,365,572            0.6%
                                                                ------------           -----

IRELAND -- (0.4%)
    Other Securities...................................            9,514,633            0.4%
                                                                ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  67,449    4,075,269            0.2%
    Other Securities...................................            8,103,214            0.3%
                                                                ------------           -----
TOTAL ISRAEL...........................................           12,178,483            0.5%
                                                                ------------           -----

ITALY -- (1.9%)
    Other Securities...................................           43,075,131            1.9%
                                                                ------------           -----

JAPAN -- (16.0%)
    Honda Motor Co., Ltd............................... 126,500    4,240,958            0.2%
    Mitsubishi UFJ Financial Group, Inc................ 615,500    4,372,727            0.2%
    Sumitomo Mitsui Financial Group, Inc............... 110,183    4,811,095            0.2%
    Toyota Motor Corp..................................  86,755    6,038,939            0.3%
    Toyota Motor Corp. Sponsored ADR...................  41,028    5,703,713            0.3%
    Other Securities...................................          346,508,168           15.1%
                                                                ------------           -----
TOTAL JAPAN............................................          371,675,600           16.3%
                                                                ------------           -----

MALAYSIA -- (0.8%)
    Other Securities...................................           19,183,658            0.8%
                                                                ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                       Shares    Value++    of Net Assets**
                                       ------    -------    ---------------
    MEXICO -- (0.9%)
        Other Securities..............         $ 21,478,997            0.9%
                                               ------------            ----

    NETHERLANDS -- (1.9%)
        Akzo Nobel NV.................  48,425    3,705,176            0.2%
    *   ING Groep NV Sponsored ADR.... 240,205    3,679,941            0.2%
        Other Securities..............           37,362,171            1.6%
                                               ------------            ----
    TOTAL NETHERLANDS.................           44,747,288            2.0%
                                               ------------            ----

    NEW ZEALAND -- (0.3%)
        Other Securities..............            6,491,585            0.3%
                                               ------------            ----

    NORWAY -- (0.6%)
        Other Securities..............           14,972,232            0.7%
                                               ------------            ----

    PERU -- (0.0%)
        Other Securities..............              617,732            0.0%
                                               ------------            ----

    PHILIPPINES -- (0.4%)
        Other Securities..............            8,239,289            0.4%
                                               ------------            ----

    POLAND -- (0.4%)
        Other Securities..............            9,166,030            0.4%
                                               ------------            ----

    PORTUGAL -- (0.2%)
        Other Securities..............            5,202,743            0.2%
                                               ------------            ----

    RUSSIA -- (0.3%)
        Other Securities..............            6,826,807            0.3%
                                               ------------            ----

    SINGAPORE -- (1.0%)
        Other Securities..............           22,556,945            1.0%
                                               ------------            ----

    SOUTH AFRICA -- (1.9%)
        Other Securities..............           43,755,709            1.9%
                                               ------------            ----

    SOUTH KOREA -- (3.7%)
        Samsung Electronics Co., Ltd..   3,795    4,978,474            0.2%
        Other Securities..............           79,672,805            3.5%
                                               ------------            ----
    TOTAL SOUTH KOREA.................           84,651,279            3.7%
                                               ------------            ----

    SPAIN -- (1.9%)
        Iberdrola SA.................. 672,516    4,501,342            0.2%
        Other Securities..............           39,945,680            1.8%
                                               ------------            ----
    TOTAL SPAIN.......................           44,447,022            2.0%
                                               ------------            ----

    SWEDEN -- (2.3%)
        Other Securities..............           52,935,142            2.3%
                                               ------------            ----

    SWITZERLAND -- (4.9%)
        ABB, Ltd...................... 219,337    4,806,207            0.2%
        Nestle SA..................... 200,781   15,577,436            0.7%
        Novartis AG ADR............... 117,451   11,956,512            0.5%
        Roche Holding AG..............  19,398    5,550,836            0.3%
        Other Securities..............           76,105,016            3.3%
                                               ------------            ----
    TOTAL SWITZERLAND.................          113,996,007            5.0%
                                               ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
TAIWAN -- (3.7%)
    Other Securities........................           $   86,022,942            3.8%
                                                       --------------           -----

THAILAND -- (0.6%)
    Other Securities........................               15,035,910            0.7%
                                                       --------------           -----

TURKEY -- (0.4%)
    Other Securities........................                8,895,287            0.4%
                                                       --------------           -----

UNITED KINGDOM -- (13.8%)
    AstraZeneca P.L.C. Sponsored ADR........    53,810      3,684,909            0.2%
    Aviva P.L.C.............................   599,986      4,827,159            0.2%
    BG Group P.L.C..........................   331,326      6,001,487            0.3%
#   BHP Billiton P.L.C. ADR.................    75,383      3,640,999            0.2%
    BP P.L.C. Sponsored ADR.................   256,564     11,073,302            0.5%
    HSBC Holdings P.L.C. Sponsored ADR......   156,520      7,768,087            0.4%
    Lloyds Banking Group P.L.C.............. 4,156,489      4,922,433            0.2%
#   Rio Tinto P.L.C. Sponsored ADR..........   113,260      5,072,915            0.2%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...   149,242      9,639,541            0.4%
    Royal Dutch Shell P.L.C. ADR(780259206).    64,656      4,101,130            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   137,812      4,850,998            0.2%
    Other Securities........................              254,969,546           11.0%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              320,552,506           14.0%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  135,877            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            2,246,275,993           98.4%
                                                       --------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
    Other Securities........................               11,480,741            0.5%
                                                       --------------           -----

CHILE -- (0.0%)
    Other Securities........................                   56,984            0.0%
                                                       --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                  286,241            0.0%
                                                       --------------           -----

GERMANY -- (0.2%)
    Other Securities........................                4,599,198            0.2%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................               16,423,164            0.7%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

BELGIUM -- (0.0%)
    Other Securities........................                    9,173            0.0%
                                                       --------------           -----

BRAZIL -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

CANADA -- (0.0%)
    Other Securities........................                      624            0.0%
                                                       --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 CHINA -- (0.0%)
        Other Securities................           $        4,478            0.0%
                                                   --------------          ------

 FRANCE -- (0.0%)
        Other Securities................                       32            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                  122,298            0.0%
                                                   --------------          ------

 INDONESIA -- (0.0%)
        Other Securities................                      523            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                    4,870            0.0%
                                                   --------------          ------

 SINGAPORE -- (0.0%)
        Other Securities................                      109            0.0%
                                                   --------------          ------

 SOUTH AFRICA -- (0.0%)
        Other Securities................                      337            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                    3,609            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   81,363            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                    5,212            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  232,628            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)
 INDIA -- (0.0%)
        Other Securities................                    2,032            0.0%
                                                   --------------          ------

                                                      Value+
                                                      ------

 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@   DFA Short Term Investment Fund.. 4,773,885     55,233,847            2.4%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,887,251,911)..............             $2,318,167,664          101.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                           Investments in Securities (Market Value)
                        ----------------------------------------------
                          Level 1      Level 2    Level 3    Total
                        ------------ ------------ ------- ------------
         Common Stocks
           Australia... $  2,747,935 $105,645,883   --    $108,393,818
           Austria.....           --    8,255,499   --       8,255,499
           Belgium.....    2,548,889   22,948,807   --      25,497,696
           Brazil......   29,572,934           --   --      29,572,934
           Canada......  147,018,608      213,798   --     147,232,406

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                 Investments in Securities (Market Value)
                               ---------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                               ----------- ------------ ------- ------------
    Common Stocks (Continued)
      Chile................... $ 6,694,018           --   --    $  6,694,018
      China...................  13,857,495 $131,558,967   --     145,416,462
      Colombia................   1,895,264           --   --       1,895,264
      Czech Republic..........          --      770,160   --         770,160
      Denmark.................   1,171,541   25,866,180   --      27,037,721
      Egypt...................      40,011      139,908   --         179,919
      Finland.................      54,658   27,487,852   --      27,542,510
      France..................   9,596,394  118,927,471   --     128,523,865
      Germany.................   6,492,384  102,980,402   --     109,472,786
      Greece..................     351,889    1,783,107   --       2,134,996
      Hong Kong...............     358,963   50,525,098   --      50,884,061
      Hungary.................      30,750    1,063,852   --       1,094,602
      India...................   2,555,510   43,401,360   --      45,956,870
      Indonesia...............     273,379   13,092,193   --      13,365,572
      Ireland.................   1,725,168    7,789,465   --       9,514,633
      Israel..................   4,752,101    7,426,382   --      12,178,483
      Italy...................   2,318,205   40,756,926   --      43,075,131
      Japan...................  17,342,487  354,333,113   --     371,675,600
      Malaysia................          --   19,183,658   --      19,183,658
      Mexico..................  21,478,185          812   --      21,478,997
      Netherlands.............  10,290,626   34,456,662   --      44,747,288
      New Zealand.............      24,910    6,466,675   --       6,491,585
      Norway..................   1,571,893   13,400,339   --      14,972,232
      Peru....................     617,732           --   --         617,732
      Philippines.............      64,440    8,174,849   --       8,239,289
      Poland..................          --    9,166,030   --       9,166,030
      Portugal................          --    5,202,743   --       5,202,743
      Russia..................     114,787    6,712,020   --       6,826,807
      Singapore...............      11,996   22,544,949   --      22,556,945
      South Africa............   4,981,399   38,774,310   --      43,755,709
      South Korea.............   4,517,085   80,134,194   --      84,651,279
      Spain...................   5,112,146   39,334,876   --      44,447,022
      Sweden..................   1,004,640   51,930,502   --      52,935,142
      Switzerland.............  19,120,806   94,875,201   --     113,996,007
      Taiwan..................   3,310,653   82,712,289   --      86,022,942
      Thailand................  15,035,910           --   --      15,035,910
      Turkey..................     138,998    8,756,289   --       8,895,287
      United Kingdom..........  72,764,947  247,787,559   --     320,552,506
      United States...........     135,877           --   --         135,877
    Preferred Stocks
      Brazil..................  11,480,741           --   --      11,480,741
      Chile...................      56,984           --   --          56,984
      Colombia................     286,241           --   --         286,241
      Germany.................          --    4,599,198   --       4,599,198
    Rights/Warrants
      Australia...............          --           --   --              --
      Austria.................          --           --   --              --
      Belgium.................          --        9,173   --           9,173
      Brazil..................          --           --   --              --
      Canada..................          --          624   --             624
      China...................          --        4,478   --           4,478
      France..................          --           32   --              32
      Hong Kong...............          --      122,298   --         122,298
      Indonesia...............          --          523   --             523
      Italy...................          --           --   --              --
      Malaysia................          --        4,870   --           4,870
      Singapore...............          --          109   --             109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Rights/Warrants (Continued)
  South Africa................           -- $          337   --    $          337
  South Korea.................           --          3,609   --             3,609
  Spain.......................           --         81,363   --            81,363
  Thailand....................           --          5,212   --             5,212
Bonds
  India.......................           --          2,032   --             2,032
Securities Lending Collateral.           --     55,233,847   --        55,233,847
                               ------------ --------------   --    --------------
TOTAL......................... $423,519,579 $1,894,648,085   --    $2,318,167,664
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed     Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted   U.S. Small Cap
                                                             Value Portfolio  Portfolio*   Value Portfolio*   Portfolio*
                                                             --------------- ------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  3,878,917             --              --              --
Investments at Value (including $0, $224,962, $528,447
 and $451,720 of securities on loan, respectively)..........            --   $  2,424,244    $  3,684,157    $  2,189,665
Temporary Cash Investments at Value & Cost..................            --          3,658          13,110           7,308
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        157,048         481,032         439,882
Cash........................................................            --             --              17              12
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --          2,445           6,196           1,465
  Dividends, Interest and Tax Reclaims......................            --          2,025           1,158             725
  Securities Lending Income.................................            --             62             346             219
  Fund Shares Sold..........................................         2,192          1,347           1,347             819
Prepaid Expenses and Other Assets...........................            42             22              50              30
                                                              ------------   ------------    ------------    ------------
     Total Assets...........................................     3,881,151      2,590,851       4,187,413       2,640,125
                                                              ------------   ------------    ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        157,048         481,032         439,882
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --             --          12,963           6,203
  Fund Shares Redeemed......................................           794          7,258           1,206             551
  Due to Advisor............................................           481            392           1,300             924
Accrued Expenses and Other Liabilities......................           123            153             173             110
     Total Liabilities......................................         1,398        164,851         496,674         447,670
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,879,753   $  2,426,000    $  3,690,739    $  2,192,455
                                                              ============   ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   148,179,386    106,759,427     110,898,634      58,234,125
                                                              ============   ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      26.18   $      22.72    $      33.28    $      37.65
                                                              ============   ============    ============    ============
Investments in Affiliated Investment Company at Cost........  $  2,080,650   $         --    $         --    $         --
                                                              ============   ============    ============    ============
Investments at Cost.........................................  $         --   $  1,154,471    $  2,103,664    $  1,226,567
                                                              ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,166,975   $  1,488,964    $  2,053,680    $  1,162,520
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         7,662          7,015           7,240           2,803
Accumulated Net Realized Gain (Loss)........................       (93,151)      (339,752)         49,326          64,034
Net Unrealized Appreciation (Depreciation)..................     1,798,267      1,269,773       1,580,493         963,098
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,879,753   $  2,426,000    $  3,690,739    $  2,192,455
                                                              ============   ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000     700,000,000     500,000,000
                                                              ============   ============    ============    ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                           Tax-Managed    T.A. World ex
                                                                          T.A. U.S. Core       DFA          U.S. Core
                                                                             Equity 2     International      Equity
                                                                            Portfolio*   Value Portfolio*  Portfolio*
                                                                          -------------- ---------------- -------------
ASSETS:
Investments at Value (including $661,414, $122,158 and $68,783 of
 securities on loan, respectively)....................................... $    5,434,328   $  3,300,127   $  2,262,934
Temporary Cash Investments at Value & Cost...............................         41,307             --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        565,912        124,519         55,234
Foreign Currencies at Value..............................................             --         10,889          3,954
Cash.....................................................................             55          2,921         10,933
Receivables:
  Investment Securities Sold.............................................             --          8,030            169
  Dividends, Interest and Tax Reclaims...................................          3,906         13,386          7,687
  Securities Lending Income..............................................            239            257            134
  Fund Shares Sold.......................................................          3,926          1,279          3,046
Unrealized Gain on Foreign Currency Contracts............................             --              5              1
Prepaid Expenses and Other Assets........................................             98             56             50
                                                                          --------------   ------------   ------------
     Total Assets........................................................      6,049,771      3,461,469      2,344,142
                                                                          --------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................        565,912        124,519         55,234
  Investment Securities Purchased........................................             --          4,906          2,380
  Fund Shares Redeemed...................................................          2,528            337          1,172
  Due to Advisor.........................................................            996          1,341            733
Unrealized Loss on Foreign Currency Contracts............................             --              9             11
Accrued Expenses and Other Liabilities...................................            206            175            184
     Total Liabilities...................................................        569,642        131,287         59,714
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,480,129   $  3,330,182   $  2,284,428
                                                                          ==============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    376,451,861    209,943,833    218,260,894
                                                                          ==============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................................... $        14.56   $      15.86   $      10.47
                                                                          ==============   ============   ============
Investments at Cost...................................................... $    3,248,398   $  2,912,435   $  1,832,018
                                                                          ==============   ============   ============
Foreign Currencies at Cost............................................... $           --   $     10,531   $      3,876
                                                                          ==============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    3,227,284   $  2,952,647   $  1,852,782
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................         11,181         29,689         15,553
Accumulated Net Realized Gain (Loss).....................................         55,734        (40,255)       (14,929)
Net Unrealized Foreign Exchange Gain (Loss)..............................             --             51             28
Net Unrealized Appreciation (Depreciation)...............................      2,185,930        388,050        430,994
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,480,129   $  3,330,182   $  2,284,428
                                                                          ==============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..........................................  1,000,000,000    700,000,000    500,000,000
                                                                          ==============   ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                               Tax-Managed
                                                                  U.S.                  Tax-Managed
                                                               Marketwide  Tax-Managed U.S. Targeted  Tax-Managed
                                                                  Value    U.S. Equity     Value      U.S. Small
                                                               Portfolio*   Portfolio    Portfolio   Cap Portfolio
                                                               ----------- ----------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends.................................................  $ 36,620          --           --            --
    Interest..................................................         4          --           --            --
    Income from Securities Lending............................       466          --           --            --
    Expenses Allocated from Affiliated Investment Company.....    (3,932)         --           --            --
                                                                --------    --------     --------       -------
     Total Net Investment Income Received from Affiliated
      Investment Company......................................    33,158          --           --            --
                                                                --------    --------     --------       -------
Fund Investment Income
  Dividends (Net of Taxes Withheld of $0, $2, $2 and $2,
   respectively)..............................................        --    $ 24,558     $ 28,566       $15,709
  Interest....................................................        --           4            7             4
  Income from Securities Lending..............................        --         319        1,464         1,341
                                                                --------    --------     --------       -------
     Total Investment Income..................................        --      24,881       30,037        17,054
                                                                --------    --------     --------       -------
Fund Expenses
  Investment Advisory Services Fees...........................        --       2,365        7,522         5,331
  Administrative Services Fees................................     2,814          --           --            --
  Accounting & Transfer Agent Fees............................        13          68          105            64
  Custodian Fees..............................................        --          16           23            21
  Filing Fees.................................................        35          21           37            25
  Shareholders' Reports.......................................        27          14           26            17
  Directors'/Trustees' Fees & Expenses........................        14           9           13             8
  Professional Fees...........................................         8          22           33            20
  Other.......................................................        45          34           50            31
                                                                --------    --------     --------       -------
     Total Expenses...........................................     2,956       2,549        7,809         5,517
                                                                --------    --------     --------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................        --          53           --            --
                                                                --------    --------     --------       -------
  Net Expenses................................................     2,956       2,602        7,809         5,517
                                                                --------    --------     --------       -------
  Net Investment Income (Loss)................................    30,202      22,279       22,228        11,537
                                                                --------    --------     --------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     6,958      26,511       51,851        64,663
    Futures...................................................        --          --       (2,054)         (328)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.....................................   119,307      60,705       73,183        12,933
                                                                --------    --------     --------       -------
  Net Realized and Unrealized Gain (Loss).....................   126,265      87,216      122,980        77,268
                                                                --------    --------     --------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................  $156,467    $109,495     $145,208       $88,805
                                                                ========    ========     ========       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            Tax-Managed
                                                                                                DFA      T.A. World ex
                                                                            T.A. U.S. Core International   U.S. Core
                                                                               Equity 2        Value        Equity
                                                                              Portfolio      Portfolio     Portfolio
                                                                            -------------- ------------- -------------
Investment Income
  Dividends (Net of Taxes Withheld of $8, $4,220 and $2,313, respectively).    $ 50,047      $ 51,092      $ 25,505
  Interest.................................................................           9            --            --
  Income from Securities Lending...........................................       1,439           660           658
                                                                               --------      --------      --------
     Total Investment Income...............................................      51,495        51,752        26,163
                                                                               --------      --------      --------
Fund Expenses
  Investment Advisory Services Fees........................................       5,766         7,567         4,079
  Accounting & Transfer Agent Fees.........................................         151            94            67
  Custodian Fees...........................................................          41           141           248
  Filing Fees..............................................................          61            41            35
  Shareholders' Reports....................................................          29            28            16
  Directors'/Trustees' Fees & Expenses.....................................          19            11             8
  Professional Fees........................................................          47            29            33
  Other....................................................................          75            55            48
                                                                               --------      --------      --------
     Total Expenses........................................................       6,189         7,966         4,534
                                                                               --------      --------      --------
  Fees Paid Indirectly (Note C)............................................          --            (4)           (3)
                                                                               --------      --------      --------
  Net Expenses.............................................................       6,189         7,962         4,531
                                                                               --------      --------      --------
  Net Investment Income (Loss).............................................      45,306        43,790        21,632
                                                                               --------      --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................      58,412       (34,222)       (6,278)
    Foreign Currency Transactions..........................................          --        (1,762)         (512)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................     137,201       165,126       114,694
    Translation of Foreign Currency Denominated Amounts....................          --           334           150
                                                                               --------      --------      --------
  Net Realized and Unrealized Gain (Loss)..................................     195,613       129,476       108,054
                                                                               --------      --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations............    $240,919      $173,266      $129,686
                                                                               ========      ========      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                       Marketwide Value Portfolio        Portfolio            Value Portfolio
                                       -------------------------  ----------------------  ------------------------
                                       Six Months       Year      Six Months     Year     Six Months      Year
                                          Ended        Ended         Ended      Ended        Ended       Ended
                                        April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,    Oct. 31,
                                          2015          2014         2015        2014        2015         2014
                                       -----------   ----------   ----------- ----------  -----------  ----------
                                       (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   30,202    $   49,619   $   22,279  $   35,813  $   22,228   $   27,195
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................      6,958        13,291       26,511      27,514      51,851      131,281
   Futures............................         --            --           --          --      (2,054)        (690)
  Change in Unrealized
   Appreciation (Depreciation)
   of:
   Investment Securities/Affiliated
    Investment Company................    119,307       407,407       60,705     253,351      73,183      194,442
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................    156,467       470,317      109,495     316,678     145,208      352,228
                                       ----------    ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (29,578)      (49,288)     (19,955)    (35,329)    (17,751)     (28,250)
  Net Short-Term Gains................         --            --           --          --         (76)          --
  Net Long-Term Gains.................         --            --           --          --    (125,781)     (83,909)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (29,578)      (49,288)     (19,955)    (35,329)   (143,608)    (112,159)
                                       ----------    ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    272,453       485,118      131,323     243,147     225,113      421,700
  Shares Issued in Lieu of Cash
   Distributions......................     28,989        48,347       18,810      33,504     141,779      110,967
  Shares Redeemed.....................   (212,752)     (400,756)    (125,124)   (238,010)   (250,060)    (401,482)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     88,690       132,709       25,009      38,641     116,832      131,185
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease)
     in Net Assets....................    215,579       553,738      114,549     319,990     118,432      371,254
Net Assets
  Beginning of Period.................  3,664,174     3,110,436    2,311,451   1,991,461   3,572,307    3,201,053
  End of Period....................... $3,879,753    $3,664,174   $2,426,000  $2,311,451  $3,690,739   $3,572,307
                                       ==========    ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................     10,639        20,163        5,869      11,836       6,933       13,051
  Shares Issued in Lieu of Cash
   Distributions......................      1,160         1,996          866       1,626       4,629        3,550
  Shares Redeemed.....................     (8,288)      (16,683)      (5,591)    (11,547)     (7,807)     (12,503)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      3,511         5,476        1,144       1,915       3,755        4,098
                                       ==========    ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    7,662    $    7,038   $    7,015  $    4,691  $    7,240   $    2,763

                                       Tax-Managed U.S. Small
                                            Cap Portfolio
                                       ----------------------
                                       Six Months     Year
                                          Ended      Ended
                                        April 30,   Oct. 31,
                                          2015        2014
                                       ----------- ----------
                                       (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income (Loss)........ $   11,537  $   14,001
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     64,663      42,026
   Futures............................       (328)         --
  Change in Unrealized
   Appreciation (Depreciation)
   of:
   Investment Securities/Affiliated
    Investment Company................     12,933     105,851
                                       ----------  ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................     88,805     161,878
                                       ----------  ----------
Distributions From:
  Net Investment Income...............     (9,972)    (14,279)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (38,979)         --
                                       ----------  ----------
    Total Distributions...............    (48,951)    (14,279)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    149,012     293,195
  Shares Issued in Lieu of Cash
   Distributions......................     47,904      14,005
  Shares Redeemed.....................   (136,873)   (235,176)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     60,043      72,024
                                       ----------  ----------
    Total Increase (Decrease)
     in Net Assets....................     99,897     219,623
Net Assets
  Beginning of Period.................  2,092,558   1,872,935
  End of Period....................... $2,192,455  $2,092,558
                                       ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................      4,015       8,159
  Shares Issued in Lieu of Cash
   Distributions......................      1,358         389
  Shares Redeemed.....................     (3,705)     (6,577)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      1,668       1,971
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    2,803  $    1,238

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                  Portfolio        International Value Portfolio    Equity Portfolio
                                           ----------------------  ----------------------------  ----------------------
                                           Six Months     Year     Six Months        Year        Six Months     Year
                                              Ended      Ended        Ended         Ended           Ended      Ended
                                            April 30,   Oct. 31,    April 30,      Oct. 31,       April 30,   Oct. 31,
                                              2015        2014        2015           2014           2015        2014
                                           ----------- ----------  -----------     ----------    ----------- ----------
                                           (Unaudited)             (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   45,306  $   69,567  $   43,790     $  123,404     $   21,632  $   52,096
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     58,412      67,738     (34,222)        11,012         (6,278)     (3,177)
    Foreign Currency Transactions.........         --          --      (1,762)          (985)          (512)       (438)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    137,201     447,786     165,126       (180,297)       114,694     (61,190)
    Translation of Foreign Currency
     Denominated Amounts..................         --          --         334           (361)           150        (161)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    240,919     585,091     173,266        (47,227)       129,686     (12,870)
                                           ----------  ----------  ----------      ----------    ----------  ----------
Distributions From:
  Net Investment Income...................    (42,102)    (66,232)    (19,846)      (120,029)       (13,181)    (50,359)
  Net Long-Term Gains.....................    (65,625)    (39,638)     (2,413)            --             --      (4,097)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Total Distributions..................   (107,727)   (105,870)    (22,259)      (120,029)       (13,181)    (54,456)
                                           ----------  ----------  ----------      ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    536,715     947,444     444,381        644,899        436,578     573,754
  Shares Issued in Lieu of Cash
   Distributions..........................    107,345     105,601      21,940        118,507         13,151      54,321
  Shares Redeemed.........................   (353,334)   (579,808)   (264,403)      (377,277)      (277,306)   (291,144)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    290,726     473,237     201,918        386,129        172,423     336,931
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    423,918     952,458     352,925        218,873        288,928     269,605
Net Assets
  Beginning of Period.....................  5,056,211   4,103,753   2,977,257      2,758,384      1,995,500   1,725,895
  End of Period........................... $5,480,129  $5,056,211  $3,330,182     $2,977,257     $2,284,428  $1,995,500
                                           ==========  ==========  ==========      ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     37,457      69,846      30,091         40,390         44,669      55,671
  Shares Issued in Lieu of Cash
   Distributions..........................      7,842       7,944       1,527          7,273          1,414       5,218
  Shares Redeemed.........................    (24,778)    (43,069)    (17,933)       (23,934)       (28,599)    (28,483)
                                           ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     20,521      34,721      13,685         23,729         17,484      32,406
                                           ==========  ==========  ==========      ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $   11,181  $    7,977  $   29,689     $    5,745     $   15,553  $    7,102

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        Tax-Managed U.S. Marketwide Value Portfolio
                                ----------------------------------------------------------------------------------------
                                   Six Months          Year           Year           Year           Year           Year
                                      Ended           Ended          Ended          Ended          Ended          Ended
                                    April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                      2015             2014           2013           2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    25.33        $    22.35     $    16.76     $    14.42     $    13.78     $    11.61
                                ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.21              0.35           0.32           0.28           0.22           0.16
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.84              2.98           5.60           2.33           0.63           2.17
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations.................       1.05              3.33           5.92           2.61           0.85           2.33
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.20)            (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions.........      (0.20)            (0.35)         (0.33)         (0.27)         (0.21)         (0.16)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    26.18        $    25.33     $    22.35     $    16.76     $    14.42     $    13.78
=============================== ===========       ==========     ==========     ==========     ==========     ==========
Total Return...................       4.19%(C)         14.98%         35.71%         18.34%          6.15%         20.17%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,879,753        $3,664,174     $3,110,436     $2,345,296     $2,063,119     $1,896,941
Ratio of Expenses to Average
 Net Assets....................       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.61%(D)          1.45%          1.66%          1.83%          1.45%          1.24%
Portfolio Turnover Rate........        N/A               N/A            N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------

                                                       Tax-Managed U.S. Equity Portfolio
                                ----------------------------------------------------------------------------
                                 Six Months       Year        Year        Year          Year           Year
                                    Ended        Ended       Ended       Ended         Ended          Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Oct. 31,
                                    2015          2014        2013        2012          2011           2010
----------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    21.89     $    19.20  $    15.16  $    13.48  $    12.70     $    10.94
                                ----------     ----------  ----------  ----------  ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.21           0.34        0.32        0.27        0.23           0.20
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.81           2.69        4.05        1.67        0.77           1.76
                                ----------     ----------  ----------  ----------  ----------     ----------
   Total from Investment
    Operations.................       1.02           3.03        4.37        1.94        1.00           1.96
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.19)         (0.34)      (0.33)      (0.26)      (0.22)         (0.20)
                                ----------     ----------  ----------  ----------  ----------     ----------
   Total Distributions.........      (0.19)         (0.34)      (0.33)      (0.26)      (0.22)         (0.20)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    22.72     $    21.89  $    19.20  $    15.16  $    13.48     $    12.70
=============================== ===========    ==========  ==========  ==========  ==========     ==========
Total Return...................       4.69%(C)      15.89%      29.15%      14.57%       7.92%         18.10%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,426,000     $2,311,451  $1,991,461  $1,522,411  $1,364,068     $1,286,236
Ratio of Expenses to Average
 Net Assets....................       0.22%(D)       0.22%       0.22%       0.22%       0.22% **       0.22%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.22%(D)       0.22%       0.22%       0.22%       0.23% **       0.23%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.88%(D)       1.66%       1.89%       1.87%       1.65%          1.70%
Portfolio Turnover Rate........          1%(C)          2%          3%          7%         11% *         N/A
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            Tax-Managed U.S. Targeted Value Portfolio
                            -------------------------------------------------------------------------  --------------
                             Six Months       Year        Year        Year        Year        Year      Six Months
                                Ended        Ended       Ended       Ended       Ended       Ended         Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                2015          2014        2013        2012        2011        2010         2015
----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning
 of Period................. $    33.34     $    31.06  $    22.89  $    20.02  $    19.09  $    14.96  $    36.99
                            ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.20           0.26        0.33        0.21        0.14        0.11        0.20
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       1.08           3.11        8.69        2.85        0.93        4.13        1.32
                            ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............       1.28           3.37        9.02        3.06        1.07        4.24        1.52
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....      (0.16)         (0.27)      (0.34)      (0.19)      (0.14)      (0.11)      (0.17)
  Net Realized Gains.......      (1.18)         (0.82)      (0.51)         --          --          --       (0.69)
                            ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.....      (1.34)         (1.09)      (0.85)      (0.19)      (0.14)      (0.11)      (0.86)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    33.28     $    33.34  $    31.06  $    22.89  $    20.02  $    19.09  $    37.65
=========================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...............       4.19%(C)      11.10%      40.60%      15.39%       5.58%      28.43%       4.28%(C)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $3,690,739     $3,572,307  $3,201,053  $2,378,567  $2,191,055  $2,145,546  $2,192,455
Ratio of Expenses to
 Average Net Assets........       0.44%(D)       0.43%       0.44%       0.44%       0.44%       0.45%       0.52%(D)
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.24%(D)       0.80%       1.24%       0.98%       0.66%       0.63%       1.08%(D)
Portfolio Turnover Rate....          6%(C)          7%          6%         12%         21%         26%          5%(C)
----------------------------------------------------------------------------------------------------------------------

                                 Tax-Managed U.S. Small Cap Portfolio
                            -----------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011        2010
---------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $    34.31  $    24.93  $    22.07  $    20.47  $    16.26
                            ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.25        0.35        0.21        0.15        0.11
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       2.69        9.40        2.85        1.59        4.20
                            ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.............       2.94        9.75        3.06        1.74        4.31
---------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....      (0.26)      (0.37)      (0.20)      (0.14)      (0.10)
  Net Realized Gains.......         --          --          --          --          --
                            ----------  ----------  ----------  ----------  ----------
   Total Distributions.....      (0.26)      (0.37)      (0.20)      (0.14)      (0.10)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    36.99  $    34.31  $    24.93  $    22.07  $    20.47
=========================== ==========  ==========  ==========  ==========  ==========
Total Return...............       8.58%      39.55%      13.95%       8.50%      26.61%
---------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $2,092,558  $1,872,935  $1,331,266  $1,212,285  $1,141,494
Ratio of Expenses to
 Average Net Assets........       0.52%       0.52%       0.53%       0.53%       0.53%
Ratio of Net Investment
 Income to Average Net
 Assets....................       0.70%       1.20%       0.90%       0.64%       0.58%
Portfolio Turnover Rate....          7%          7%         17%         22%         27%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    T.A. U.S. Core Equity 2 Portfolio
                                -------------------------------------------------------------------------  --------------
                                 Six Months       Year        Year        Year        Year        Year      Six Months
                                    Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                    2015          2014        2013        2012        2011        2010         2015
--------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.21     $    12.78  $     9.75  $     8.63  $     8.18  $     6.83  $    15.17
                                ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.12           0.20        0.19        0.16        0.12        0.11        0.22
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.53           1.55        3.04        1.11        0.45        1.35        0.58
                                ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.65           1.75        3.23        1.27        0.57        1.46        0.80
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.12)         (0.20)      (0.19)      (0.15)      (0.12)      (0.11)      (0.10)
  Net Realized Gains...........      (0.18)         (0.12)      (0.01)         --          --          --       (0.01)
                                ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.30)         (0.32)      (0.20)      (0.15)      (0.12)      (0.11)      (0.11)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    14.56     $    14.21  $    12.78  $     9.75  $     8.63  $     8.18  $    15.86
=============================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return...................       4.71%(C)      13.88%      33.58%      14.82%       6.97%      21.49%       5.36%(C)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $5,480,129     $5,056,211  $4,103,753  $2,853,234  $2,432,872  $2,014,584  $3,330,182
Ratio of Expenses to Average
 Net Assets....................       0.24%(D)       0.24%       0.24%       0.24%       0.24%       0.25%       0.53%(D)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.24%(D)       0.24%       0.24%       0.24%       0.24%       0.25%       0.53%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.73%(D)       1.51%       1.72%       1.71%       1.39%       1.45%       2.89%(D)
Portfolio Turnover Rate........          3%(C)          7%          2%          6%          6%          5%         11%(C)
--------------------------------------------------------------------------------------------------------------------------

                                 Tax-Managed DFA International Value Portfolio
                                -------------------------------------------------------------
                                    Year        Year        Year         Year        Year
                                   Ended       Ended       Ended        Ended       Ended
                                  Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                    2014        2013        2012         2011        2010
---------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $    15.99   $    12.91  $    12.99  $    14.53   $    13.49
                                ----------   ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.66         0.39        0.42        0.46         0.31
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.83)        3.09       (0.10)      (1.55)        1.03
                                ----------   ----------  ----------  ----------   ----------
   Total from Investment
    Operations.................      (0.17)        3.48        0.32       (1.09)        1.34
---------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
  Net Realized Gains...........         --           --          --          --           --
                                ----------   ----------  ----------  ----------   ----------
   Total Distributions.........      (0.65)       (0.40)      (0.40)      (0.45)       (0.30)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    15.17   $    15.99  $    12.91  $    12.99   $    14.53
=============================== ==========   ==========  ==========  ==========   ==========
Total Return...................      (1.29)%      27.39%       2.77%      (7.81)%      10.34%
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,977,257   $2,758,384  $1,971,388  $1,843,496   $1,834,003
Ratio of Expenses to Average
 Net Assets....................       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.53%        0.53%       0.55%       0.55%        0.55%
Ratio of Net Investment Income
 to Average Net Assets.........       4.13%        2.70%       3.32%       3.16%        2.29%
Portfolio Turnover Rate........         13%          12%         18%         16%          28%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                 T.A. World ex U.S. Core Equity Portfolio
                                -------------------------------------------------------------------------
                                 Six Months        Year        Year        Year         Year       Year
                                    Ended         Ended       Ended       Ended        Ended      Ended
                                  April 30,      Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,
                                    2015           2014        2013        2012         2011       2010
----------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     9.94     $    10.25   $     8.56  $     8.39  $     9.31   $   8.13
                                ----------     ----------   ----------  ----------  ----------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.10           0.28         0.23        0.23        0.25       0.17
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.50          (0.30)        1.70        0.16       (0.93)      1.17
                                ----------     ----------   ----------  ----------  ----------   --------
   Total from Investment
    Operations.................       0.60          (0.02)        1.93        0.39       (0.68)      1.34
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.07)         (0.27)       (0.24)      (0.22)      (0.24)     (0.16)
 Net Realized Gains............         --          (0.02)          --          --          --         --
                                ----------     ----------   ----------  ----------  ----------   --------
   Total Distributions.........      (0.07)         (0.29)       (0.24)      (0.22)      (0.24)     (0.16)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    10.47     $     9.94   $    10.25  $     8.56  $     8.39   $   9.31
==============================  ===========    ==========   ==========  ==========  ==========   ========
Total Return...................       6.07%(C)      (0.25)%      22.88%       4.90%      (7.55)%    16.78%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,284,428     $1,995,500   $1,725,895  $1,240,607  $1,042,981   $966,999
Ratio of Expenses to Average
 Net Assets....................       0.44%(D)       0.45%        0.46%       0.49%       0.48%      0.48%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.44%(D)       0.45%        0.46%       0.49%       0.48%      0.48%
Ratio of Net Investment
 Income to Average Net Assets..       2.12%(D)       2.71%        2.45%       2.77%       2.63%      2.00%
Portfolio Turnover Rate........          2%(C)          8%           2%          3%          5%         2%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-eight operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining seventy-one portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2015, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the

International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2015, T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $34,614 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2014, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. The Advisor also provides administrative services to the Tax-Managed U.S. Equity Portfolio pursuant to an investment management agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. For the six months ended April 30, 2015, the Portfolios' administrative services fees or investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                                   Advisory
                                               Administrative Services/Management
                                               Services Fees         Fees
-                                              -------------- -------------------
Tax-Managed U.S. Marketwide Value Portfolio...      0.15%              --
Tax-Managed U.S. Equity Portfolio.............        --             0.20%
Tax-Managed U.S. Targeted Value Portfolio.....        --             0.42%
Tax-Managed U.S. Small Cap Portfolio..........        --             0.50%
T.A. U.S. Core Equity 2 Portfolio.............        --             0.22%
Tax-Managed DFA International Value Portfolio.        --             0.50%
T.A. World ex U.S. Core Equity Portfolio......        --             0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2015, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
-                                             ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $78               $56
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2015, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $4
           T.A. World ex U.S. Core Equity Portfolio......      3

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2015, the total related amounts paid to the CCO by the Fund were $136 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $ 93
              Tax-Managed U.S. Equity Portfolio.............  102
              Tax-Managed U.S. Targeted Value Portfolio.....   96
              Tax-Managed U.S. Small Cap Portfolio..........   56
              T.A. U.S. Core Equity 2 Portfolio.............   97
              Tax-Managed DFA International Value Portfolio.   84
              T.A. World ex U.S. Core Equity Portfolio......   41

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
       -                                              --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 60,932  $ 14,341
       Tax-Managed U.S. Targeted Value Portfolio.....  245,562   225,736
       Tax-Managed U.S. Small Cap Portfolio..........  159,978    96,451
       T.A. U.S. Core Equity 2 Portfolio.............  365,167   134,947
       Tax-Managed DFA International Value Portfolio.  543,949   333,312
       T.A. World ex U.S. Core Equity Portfolio......  219,812    45,973

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...         --              --             --
Tax-Managed U.S. Equity Portfolio.............         --              --             --
Tax-Managed U.S. Targeted Value Portfolio.....     $5,510         $  (951)       $(4,559)
Tax-Managed U.S. Small Cap Portfolio..........      2,293            (819)        (1,474)
T.A. U.S. Core Equity 2 Portfolio.............      3,792          (1,906)        (1,886)
Tax-Managed DFA International Value Portfolio.      2,291          (3,204)           913
T.A. World ex U.S. Core Equity Portfolio......        846           1,226         (2,072)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2013........................................    $45,918          --       $45,918
2014........................................     49,288          --        49,288

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- --------
Tax-Managed U.S. Equity Portfolio
2013..........................................    $ 33,403            --    $ 33,403
2014..........................................      35,329            --      35,329
Tax-Managed U.S. Targeted Value Portfolio
2013..........................................      34,487       $51,974      86,461
2014..........................................      28,250        83,909     112,159
Tax-Managed U.S. Small Cap Portfolio
2013..........................................      19,758            --      19,758
2014..........................................      14,279            --      14,279
T.A. U.S. Core Equity 2 Portfolio
2013..........................................      58,615         3,496      62,111
2014..........................................      66,232        39,638     105,870
Tax-Managed DFA International Value Portfolio
2013..........................................      64,636            --      64,636
2014..........................................     120,029            --     120,029
T.A. World ex U.S. Core Equity Portfolio
2013..........................................      37,052           436      37,488
2014..........................................      50,468         3,988      54,456

   At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Targeted Value Portfolio.....     $  953        $4,557     $5,510
Tax-Managed U.S. Small Cap Portfolio..........        499         1,464      1,963
T.A. U.S. Core Equity 2 Portfolio.............      1,921         1,871      3,792
Tax-Managed DFA International Value Portfolio.        895            18        913
T.A. World ex U.S. Core Equity Portfolio......        846            --        846

   At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                              Total Net
                                     Net Investment                                           Distributable
                                       Income and   Undistributed                Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforward (Depreciation)    Losses)
                                     -------------- ------------- ------------ -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................     $7,175             --     $ (99,663)    $1,678,512    $1,586,024
Tax-Managed U.S. Equity Portfolio...      4,787             --      (365,482)     1,208,288       847,593
Tax-Managed U.S. Targeted Value
  Portfolio.........................      2,928       $125,781            --      1,506,840     1,635,549
Tax-Managed U.S. Small Cap
  Portfolio.........................      1,290         38,979            --        949,863       990,132
T.A. U.S. Core Equity 2 Portfolio...      8,064         65,622            --      2,046,055     2,119,741
Tax-Managed DFA International Value
  Portfolio.........................      7,474          2,411            --        216,722       226,607
T.A. World ex U.S. Core Equity
  Portfolio.........................      9,110             --        (5,535)       311,604       315,179

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                     Expires on October 31,
                                               -----------------------------------
                                                2016     2017   Unlimited  Total
                                               ------- -------- --------- --------
Tax-Managed U.S. Marketwide Value Portfolio...      -- $ 99,663      --   $ 99,663
Tax-Managed U.S. Equity Portfolio............. $78,916  286,566      --    365,482
Tax-Managed U.S. Targeted Value Portfolio.....      --       --      --         --
Tax-Managed U.S. Small Cap Portfolio..........      --       --      --         --
T.A. U.S. Core Equity 2 Portfolio.............      --       --      --         --
Tax-Managed DFA International Value Portfolio.      --       --      --         --
T.A. World ex U.S. Core Equity Portfolio......      --       --  $5,535      5,535

   During the year ended October 31, 2014, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $13,254
             Tax-Managed U.S. Equity Portfolio.............  27,306
             Tax-Managed U.S. Small Cap Portfolio..........   1,518
             Tax-Managed DFA International Value Portfolio.   8,800

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,081,099  $1,797,818          --     $1,797,818
Tax-Managed U.S. Equity Portfolio.............  1,315,957   1,288,587   $ (19,594)     1,268,993
Tax-Managed U.S. Targeted Value Portfolio.....  2,598,276   1,662,066     (82,043)     1,580,023
Tax-Managed U.S. Small Cap Portfolio..........  1,674,059   1,005,613     (42,818)       962,795
T.A. U.S. Core Equity 2 Portfolio.............  3,858,292   2,238,658     (55,403)     2,183,255
Tax-Managed DFA International Value Portfolio.  3,042,874     547,814    (166,042)       381,772
T.A. World ex U.S. Core Equity Portfolio......  1,891,826     593,019    (166,677)       426,342

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2015 (amounts in thousands):

                                                     Realized Gain (Loss) on
                                                     Derivatives Recognized in Income
                                                     -------------------------------
                                                                      Equity
                                                      Total          Contracts
                                                        -------      ---------
         Tax-Managed U.S. Targeted Value Portfolio*. $(2,054)         $(2,054)
         Tax-Managed U.S. Small Cap Portfolio*......    (328)            (328)

* As of April 30, 2015, there were no futures contracts outstanding. During the six months ended April 30, 2015, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the six months ended April 30, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                       Weighted      Weighted    Number of   Interest Maximum Amount
                                        Average      Average        Days     Expense  Borrowed During
                                     Interest Rate Loan Balance Outstanding* Incurred   the Period
                                     ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio...     0.87%       $    71          1         --        $    71
Tax-Managed U.S. Targeted Value
  Portfolio.........................     0.87%         2,646          1         --          2,646
T.A. U.S. Core Equity 2 Portfolio...     0.87%        13,146         11        $ 3         19,332
Tax-Managed DFA International Value
  Portfolio.........................     0.87%         2,767          7         --         10,390
T.A. World ex U.S. Core Equity
  Portfolio.........................     0.86%         7,865         24          4         19,817

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2015.

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

I. Securities Lending:

   As of April 30, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of (amounts in thousands):

                                                          Market
                                                          Value
                                                          -------
               Tax-Managed U.S. Equity Portfolio......... $75,155
               Tax-Managed U.S. Targeted Value Portfolio.  67,080
               Tax-Managed U.S. Small Cap Portfolio......  30,558

                                                            Market
                                                            Value
                                                           --------
            T.A. U.S. Core Equity 2 Portfolio............. $118,625
            Tax-Managed DFA International Value Portfolio.    3,112
            T.A. World ex U.S. Core Equity Portfolio......   20,915

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2015, the following number of shareholders held the following approximate percentages of the stated fund's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    Tax-Managed U.S. Marketwide Value Portfolio.      3             90%
    Tax-Managed U.S. Equity Portfolio...........      3             86%
    Tax-Managed U.S. Targeted Value Portfolio...      3             95%

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             91%
   Tax-Managed DFA International Value Portfolio.      3             93%
   T.A. World ex U.S. Core Equity Portfolio......      3             91%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2015
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/14  04/30/15    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,043.10    0.21%    $1.06
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.3%
              Consumer Staples.............................   7.5%
              Energy.......................................  15.1%
              Financials...................................  18.9%
              Health Care..................................  11.1%
              Industrials..................................  14.1%
              Information Technology.......................   7.6%
              Materials....................................   3.0%
              Other........................................    --
              Telecommunication Services...................   4.1%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2015
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (17.4%)
    Comcast Corp. Class A.................. 3,446,875 $  199,091,500            3.7%
#   Comcast Corp. Special Class A.......... 1,088,341     62,677,558            1.2%
    General Motors Co......................   802,642     28,140,629            0.5%
*   Liberty Interactive Corp. Class A......   882,463     25,379,636            0.5%
    Time Warner Cable, Inc.................   693,942    107,921,860            2.0%
    Time Warner, Inc....................... 1,534,860    129,557,533            2.4%
#   Twenty-First Century Fox, Inc. Class A. 1,287,383     43,874,013            0.8%
    Other Securities.......................              391,673,724            7.2%
                                                      --------------          ------
Total Consumer Discretionary...............              988,316,453           18.3%
                                                      --------------          ------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co..............   813,476     39,762,707            0.8%
*   Constellation Brands, Inc. Class A.....   249,042     28,873,929            0.5%
    CVS Health Corp........................ 1,510,745    150,001,871            2.8%
    Mondelez International, Inc. Class A... 2,081,099     79,851,769            1.5%
    Other Securities.......................              108,974,274            1.9%
                                                      --------------          ------
Total Consumer Staples.....................              407,464,550            7.5%
                                                      --------------          ------
Energy -- (14.3%)
    Anadarko Petroleum Corp................   845,068     79,520,899            1.5%
    Chevron Corp........................... 1,063,078    118,065,443            2.2%
    ConocoPhillips......................... 1,766,829    120,003,026            2.2%
    Exxon Mobil Corp....................... 1,087,859     95,046,241            1.8%
#   Hess Corp..............................   378,130     29,078,197            0.5%
    Marathon Oil Corp......................   903,937     28,112,441            0.5%
    Marathon Petroleum Corp................   451,968     44,550,486            0.8%
    Phillips 66............................   883,414     70,063,564            1.3%
    Valero Energy Corp.....................   605,899     34,475,653            0.6%
    Other Securities.......................              198,007,346            3.7%
                                                      --------------          ------
Total Energy...............................              816,923,296           15.1%
                                                      --------------          ------
Financials -- (18.0%)
    American International Group, Inc......   899,581     50,637,414            0.9%
    Bank of America Corp................... 5,529,894     88,091,211            1.6%
    Capital One Financial Corp.............   373,787     30,220,679            0.6%
    Citigroup, Inc......................... 2,143,604    114,296,965            2.1%
#   CME Group, Inc.........................   414,385     37,671,740            0.7%
    Goldman Sachs Group, Inc. (The)........   205,859     40,434,825            0.8%
    JPMorgan Chase & Co.................... 2,076,333    131,348,826            2.4%
    MetLife, Inc........................... 1,125,923     57,748,591            1.1%
    Morgan Stanley......................... 1,476,248     55,078,813            1.0%
    Prudential Financial, Inc..............   497,625     40,606,200            0.8%
    Other Securities.......................              379,013,978            6.9%
                                                      --------------          ------
Total Financials...........................            1,025,149,242           18.9%
                                                      --------------          ------
Health Care -- (10.5%)
    Aetna, Inc.............................   558,462     59,682,834            1.1%
    Anthem, Inc............................   504,640     76,165,315            1.4%
#*  Express Scripts Holding Co.............   501,076     43,292,966            0.8%
    Humana, Inc............................   236,814     39,216,398            0.7%
    Pfizer, Inc............................ 4,178,729    141,784,275            2.6%
    Thermo Fisher Scientific, Inc..........   499,520     62,779,674            1.2%
    Zoetis, Inc............................   805,208     35,767,339            0.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
Health Care -- (Continued)
       Other Securities................            $  139,555,863            2.6%
                                                   --------------          ------
Total Health Care......................               598,244,664           11.1%
                                                   --------------          ------
Industrials -- (13.3%)
       CSX Corp........................  1,242,950     44,858,065            0.8%
       General Electric Co.............  5,637,788    152,671,299            2.8%
#      Norfolk Southern Corp...........    545,229     54,986,345            1.0%
       Northrop Grumman Corp...........    337,038     51,917,334            1.0%
       Southwest Airlines Co...........    645,761     26,192,066            0.5%
       Union Pacific Corp..............    888,128     94,345,837            1.8%
       Other Securities................               335,322,726            6.1%
                                                   --------------          ------
Total Industrials......................               760,293,672           14.0%
                                                   --------------          ------
Information Technology -- (7.2%)
       Cisco Systems, Inc..............    918,740     26,487,274            0.5%
       Hewlett-Packard Co..............    810,974     26,737,813            0.5%
       Intel Corp......................  1,067,573     34,749,501            0.7%
*      Yahoo!, Inc.....................  1,048,770     44,640,895            0.8%
       Other Securities................               278,844,369            5.1%
                                                   --------------          ------
Total Information Technology...........               411,459,852            7.6%
                                                   --------------          ------
Materials -- (2.9%)
       International Paper Co..........    493,615     26,516,998            0.5%
       Other Securities................               138,573,434            2.5%
                                                   --------------          ------
Total Materials........................               165,090,432            3.0%
                                                   --------------          ------
Other -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------
Telecommunication Services -- (3.9%)
       AT&T, Inc.......................  4,379,278    151,698,190            2.8%
       Verizon Communications, Inc.....    644,888     32,528,151            0.6%
       Other Securities................                36,599,087            0.7%
                                                   --------------          ------
Total Telecommunication Services.......               220,825,428            4.1%
                                                   --------------          ------
Utilities -- (0.2%)
       Other Securities................                14,058,582            0.3%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,407,826,171           99.9%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                   189,010            0.0%
                                                   --------------          ------

SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@   DFA Short Term Investment Fund.. 24,989,584    289,129,490            5.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,166,379,728)..............              $5,697,144,671          105.3%
                                                   ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  988,316,453           --   --    $  988,316,453
  Consumer Staples............    407,464,550           --   --       407,464,550
  Energy......................    816,923,296           --   --       816,923,296
  Financials..................  1,025,149,242           --   --     1,025,149,242
  Health Care.................    598,244,664           --   --       598,244,664
  Industrials.................    760,293,672           --   --       760,293,672
  Information Technology......    411,459,852           --   --       411,459,852
  Materials...................    165,090,432           --   --       165,090,432
  Other.......................             --           --   --                --
  Telecommunication Services..    220,825,428           --   --       220,825,428
  Utilities...................     14,058,582           --   --        14,058,582
Rights/Warrants...............             -- $    189,010   --           189,010
Securities Lending Collateral.             --  289,129,490   --       289,129,490
                               -------------- ------------   --    --------------
TOTAL......................... $5,407,826,171 $289,318,500   --    $5,697,144,671
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $362,795 of securities on loan)*......... $5,408,016
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    289,129
Receivables:
  Investment Securities Sold.............................................        266
  Dividends and Interest.................................................      4,426
  Securities Lending Income..............................................        162
Prepaid Expenses and Other Assets........................................         10
                                                                          ----------
     Total Assets........................................................  5,702,009
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    289,129
  Due to Advisor.........................................................        895
  Line of Credit.........................................................        501
Accrued Expenses and Other Liabilities...................................        227
                                                                          ----------
     Total Liabilities...................................................    290,752
                                                                          ----------
NET ASSETS............................................................... $5,411,257
                                                                          ==========
Investments at Cost...................................................... $2,877,251
                                                                          ==========

----------
* See Note G in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2015
                                  (Unaudited)
                            (Amounts in thousands)

   Investment Income
     Dividends..................................................... $ 51,204
     Interest......................................................        6
     Income from Securities Lending................................      651
                                                                    --------
        Total Investment Income....................................   51,861
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................    5,246
     Accounting & Transfer Agent Fees..............................      134
     Custodian Fees................................................       29
     Shareholders' Reports.........................................        9
     Directors'/Trustees' Fees & Expenses..........................       19
     Professional Fees.............................................       49
     Other.........................................................       12
                                                                    --------
        Total Expenses.............................................    5,498
                                                                    --------
     Net Expenses..................................................    5,498
                                                                    --------
     Net Investment Income (Loss)..................................   46,363
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................    9,881
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  166,284
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................  176,165
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $222,528
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                          The Tax-Managed U.S.
                                                                         Marketwide Value Series
                                                                         ----------------------
                                                                         Six Months     Year
                                                                            Ended      Ended
                                                                          April 30,   Oct. 31,
                                                                            2015        2014
-                                                                        ----------- ----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   46,363  $   77,511
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................      9,881      18,712
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    166,284     573,756
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    222,528     669,979
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    115,593     209,662
  Withdrawals...........................................................    (70,841)   (125,419)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     44,752      84,243
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    267,280     754,222
Net Assets
  Beginning of Period...................................................  5,143,977   4,389,755
  End of Period......................................................... $5,411,257  $5,143,977
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     The Tax-Managed U.S. Marketwide Value Series
                                                      -------------------------------------------------------------------------
                                                       Six Months       Year        Year        Year        Year        Year
                                                          Ended        Ended       Ended       Ended       Ended       Ended
                                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2015          2014        2013        2012        2011        2010
--------------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Total Return.........................................       4.31%(C)      15.17%      35.92%      18.47%       6.33%      20.38%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $5,411,257     $5,143,977  $4,389,755  $3,306,476  $2,901,325  $2,670,673
Ratio of Expenses to Average Net Assets..............       0.21%(D)       0.21%       0.21%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.77%(D)       1.61%       1.82%       1.99%       1.61%       1.40%
Portfolio Turnover Rate..............................          1%(C)          2%          5%         10%         20%         25%
--------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the

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



Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At April 30, 2015, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $130 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the six months ended April 30, 2015, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2015, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

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




D. Purchases and Sales of Securities:

   For the six months ended April 30, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- -------
        The Tax-Managed U.S. Marketwide Value Series. $190,924  $69,190

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                               Federal    Unrealized   Unrealized   Appreciation
                                               Tax Cost  Appreciation Depreciation (Depreciation)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,166,983  $2,585,159    $(54,997)    $2,530,162

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

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




   For the six months ended April 30, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   The Period
                                 ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide
  Value Series..................     0.91%        $1,657         18         $1        $3,473

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2015, that the Series' available lines of credit were utilized.

   At April 30, 2015, Tax-Managed U.S. Marketwide Value Series had loans outstanding in the amount of $501 (in thousands).

   Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

G. Securities Lending:

   As of April 30, 2015, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $83,777 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

H. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 11-12, 2014 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the existing investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The existing investment advisory/management agreements and the sub-advisory agreements are referred to as the "Current Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Current Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Current Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Current Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Feeder Funds. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Current Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

   In addition, at the Meeting, the Board considered the approval of updated Investment Management Agreements (the "Updated Investment Management Agreements") with Dimensional Fund Advisors LP for each Fund (including the non-Feeder Funds, Feeder Funds, and Master Funds) and the replacement of such Funds' Current Advisory Agreements with Dimensional Fund Advisors LP, as applicable with the Updated Investment Management Agreements.

   Prior to the Meeting, the Updated Investment Management Agreements, and matters relating to the possible replacement of the Current Advisory Agreements by the Updated Investment Management Agreements were discussed at regularly scheduled Board meetings held on September 29-30, 2014 (the "September Meeting") and on November 3, 2014 (the "November Meeting"). In connection with these discussions, independent counsel to the Independent Board Members sent to the Advisor a request for information that would be relevant to the Board's consideration of the Updated Investment Management Agreements. The Independent Board Members met with their independent counsel in advance of each Board meeting to discuss the materials provided by the Advisor which included, in the case of the November and December Board Meetings, Morningstar Reports and matters related to the replacement of the Current Advisory Agreements by the Updated Investment Management Agreements. Also, in advance of the Meeting, management provided additional materials to the Independent Board Members that were intended to address and respond to questions that the Independent Board Members had posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board evaluated a variety of factors when considering the approval of the Updated Investment Management Agreement for each Fund, including: (i) the Advisor's rationale for recommending the approval of the Updated Investment Management Agreement for the Fund; (ii) the nature, extent and quality of services to be provided by the Advisor to the Fund, including the resources of the Advisor to be dedicated to the Fund; (iii) the performance of the Fund and the Advisor; (iv) the fees and expenses to be borne by the Fund; (v) the profitability realized by the Advisor from its relationship with the Fund; (vi) whether economies of scale will be realized by the Advisor with respect to the Fund as the Fund grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged;
(vii) comparisons of amounts to be paid under other advisory contracts; and
(viii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature, extent and quality of the services to be provided by the Advisor to each Fund and the resources of the Advisor to be dedicated to the Fund, the Board reviewed: (i) the Advisor's rationale in proposing the implementation of the Updated Investment Management Agreement for the Fund; (ii) the scope and depth of the Advisor's organization; (iii) the experience and expertise of the Advisor's investment professionals that would be providing services under the Updated Investment Management Agreement for the Fund; and (iv) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management and trading processes, and discussed the experience of the Advisor in providing the services under the Current Advisory Agreement. The Board discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor.

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




   With respect to the nature of both the investment management and non-investment management services provided by the Advisor, the Board considered the Advisor's belief that the Updated Investment Management Agreements are more transparent and better reflect the current relationship between the Advisor and each Fund than the Current Advisory Agreements, by providing a more complete list of services associated with the investment management relationship with the Advisor. The Board considered the Advisor's explanation that the Current Advisory Agreements were comparatively older contracts, and as a result, in some cases, did not address significant developments and trends in the investment company industry. The Board noted that the Updated Investment Management Agreements, unlike the Current Advisory Agreements and administration agreements (if applicable), contain a uniform description of the full complement of both investment advisory and non-investment advisory services (e.g., administration services) that the Advisor will provide to each Fund. The Board also noted that, in addition to expressly detailing all of the services that the Advisor provides to a Fund, the Updated Investment Management Agreements, unlike the Current Advisory Agreements, include a provision that explicitly lists the expenses that the Fund is responsible for paying, and that some of these expenses, like trade administration oversight services, had not been previously allocated to the Funds. The Board further noted that while the Updated Investment Management Agreements provided that the costs of additional services provided to the Funds by the Advisor could be allocated to the Funds on a case by case basis, such an allocation was subject to Board approval. The Board also considered that, in connection with a proposal to allocate the cost of additional services to the Funds, and on at least a yearly basis, the Advisor will prepare for the Independent Board Members, a cost and expense allocation analysis.

   With regard to the Feeder Fund's Updated Investment Management Agreement and the related changes that will allow the Advisor to purchase securities directly for a Feeder Fund instead of, or in addition to, the Feeder Fund investing its assets in the shares of a corresponding Master Fund, the Board considered the Advisor's desire to modernize the structure of the Feeder Fund by adopting a structure that allows the Advisor to manage the Feeder Fund's holdings through direct investment in portfolio securities and/or through investment in underlying Funds, such as the Master Fund, and the Advisor's belief that the ability to invest in securities directly and/or through investment in one or more underlying Funds will (i) provide greater investment flexibility and
(ii) allow the Advisor to determine the most efficient means to meet the Feeder Fund's investment objective. The Board also noted that for any period when the Feeder Fund is invested both directly in securities and in the Feeder Fund's Master Fund or any other underlying fund, the Feeder Fund will be subject to direct investment management fees and to indirect investment management fees through its investment in any underlying Funds. The Board further noted that the Advisor had committed to waive the Feeder Fund's direct investment management fee to the extent necessary to offset the proportionate share of any underlying Fund's investment management fee paid by the Feeder Fund through its investment in such underlying Fund in order to prevent the Feeder Fund from being subject to a higher level of investment management fees.

   After analyzing the caliber of services proposed to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent, and quality of services to be provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of each Fund. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indices.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the mutual funds in the Fund's peer group for comparable services as provided in the Morningstar Reports. The Board also considered comparisons provided by the Advisor of amounts to be paid under other advisory contracts. The Board concluded that the advisory fees and total expenses of each

Fund over various periods were favorable in relation to those of the Fund's peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board further noted that the fees and expenses of each Fund would not materially change as a result of the approval and implementation of the Updated Investment Management Agreement for the Fund. In particular, the Board noted that the rate charged under the Updated Investment Management Agreement for investment management services to each non-Feeder Fund is equal to the rate charged under each non-Feeder Fund's Current Advisory Agreement with the Advisor. The Board further noted that it is expected that the assumption of any new additional expenses allocated to a Fund as a result of the approval of an Updated Investment Management Agreement was not expected to increase the total annual operating expense ratio of the Fund, based on a comparison of the Fund's historical total annual operating expense ratio to the estimated total annual operating expense ratio of the Fund assuming the Updated Investment Management Agreement had been in effect during the same period, i.e. the last fiscal year. Similarly, the Board noted that, with respect to the Feeder Fund, the total aggregate management fees paid by the Feeder Fund will not increase with the approval of the Updated Investment Management Agreement so long as the fee waiver, discussed above, is in place. As noted previously, the Advisor has committed to making such fee waiver permanent for the Feeder Fund if it adopts the Updated Investment Management Agreement. The Board did note, however, that the Feeder Fund may see a slight increase in its total annual operating expenses when the Feeder Fund begins to invest in securities directly due to the expenses associated with the custody of the Feeder Fund's securities.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing both investment advisory and where applicable, administrative services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Updated Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders. The Updated Investment Management Agreements were submitted for approval at a shareholder meeting.

                                                               DFA043015-002S
 [LOGO]                                                              00147357

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2015
                                  (UNAUDITED)

                               TABLE OF CONTENTS

              SCHEDULE OF PORTFOLIO HOLDINGS                    1

              SCHEDULE OF INVESTMENTS                           2

              STATEMENT OF ASSETS AND LIABILITIES               8

              STATEMENT OF OPERATIONS                           9

              STATEMENTS OF CHANGES IN NET ASSETS              10

              FINANCIAL HIGHLIGHTS                             11

              NOTES TO FINANCIAL STATEMENTS                    12

              SUPPLEMENTAL INFORMATION                         18

              BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT  20

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
April 30, 2015 (Unaudited)
--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2015:

                                                    PERCENT OF
                 SECURITY ALLOCATION                INVESTMENTS
                 -------------------                -----------
                 Commercial Paper                       49.5%
                 U.S. Government Agency Securities      15.1
                 Repurchase Agreements                  10.3
                 Yankee Certificates of Deposit          9.3
                 Certificates of Deposit                 8.6
                 Yankee Bonds                            2.9
                 U.S. Treasury Obligations               2.8
                 Corporate Bonds                         1.1
                 Government Bond                         0.4
                                                       -----
                 TOTAL INVESTMENTS                     100.0%

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited)

April 30, 2015
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       Rate  Maturity Face Amount $ Fair Value $
--------------------                       ----  -------- ------------- ------------
CORPORATE BONDS - 1.1%
(r)General Electric Capital Corp.          1.11% 05/28/15  100,000,000  100,057,000
(r)General Electric Capital Corp.          0.47% 01/08/16   15,296,000   15,314,860
(r)General Electric Capital Corp.          0.46% 05/11/16   36,280,000   36,347,662
(r)IBM Corp.                               0.33% 02/05/16   12,970,000   12,975,707
(r)Toyota Motor Credit Corp.               0.28% 10/29/15  100,000,000   99,979,300
(r)Toyota Motor Credit Corp.               0.32% 12/09/15   11,000,000   11,001,463
(r)Toyota Motor Credit Corp.               0.55% 05/17/16    6,948,000    6,964,439
                                                           -----------  -----------
TOTAL CORPORATE BONDS (Cost $282,677,160)                  282,494,000  282,640,431
                                                           -----------  -----------
YANKEE BONDS - 2.9%
(r)Bank of Montreal                        0.74% 09/11/15   67,541,000   67,655,482
(r)Commonwealth Bank of Australia          1.07% 09/18/15  150,000,000  150,436,950
(r)Commonwealth Bank of Australia          0.47% 12/04/15   25,000,000   25,022,500
(r)National Australia Bank Ltd.            1.39% 08/07/15   70,025,000   70,221,560
(r)Royal Bank of Canada                    0.49% 12/16/15   51,000,000   51,057,171
(r)Royal Bank of Canada                    0.63% 03/08/16   25,000,000   25,068,450
(r)Royal Bank of Canada NY                 0.30% 04/08/16   40,000,000   39,992,600
(r)Toronto Dominion Bank                   0.44% 05/01/15   80,527,000   80,527,000
(r)Toronto Dominion Bank                   0.46% 11/06/15   50,000,000   50,042,650
(r)Total Capital Canada Ltd.               0.66% 01/15/16  101,109,000  101,344,786
(r)Westpac Banking Corp.                   1.03% 09/25/15   57,264,000   57,423,996
                                                           -----------  -----------
TOTAL YANKEE BONDS (Cost $718,888,543)                     717,466,000  718,793,145
                                                           -----------  -----------
COMMERCIAL PAPER - 49.5%
(y)++ANZ National International Ltd.       0.20% 05/05/15   50,000,000   49,999,222
(y)++ANZ National International Ltd.       0.20% 08/21/15  150,000,000  149,924,196
(y)++ANZ National International Ltd.       0.30% 09/03/15   58,494,000   58,459,810
(y)++ANZ National International Ltd.       0.30% 10/14/15   50,000,000   49,957,322
(r)ANZ New Zealand International Ltd.      0.30% 04/08/16  100,000,000   99,981,500
(y)++ASB Finance Ltd. London               0.27% 07/21/15   40,000,000   39,984,056
(y)++ASB Finance Ltd. London               0.25% 08/11/15  100,000,000   99,943,636
(y)++AstraZeneca PLC                       0.10% 05/27/15   72,020,000   72,013,680
(y)++AstraZeneca PLC                       0.13% 07/22/15   56,900,000   56,877,043
(y)++Bank Nederlandse Gemeenten NV         0.19% 05/18/15  100,000,000   99,994,750
(y)++Bank Nederlandse Gemeenten NV         0.19% 07/06/15  150,000,000  149,953,938
(y)++Bank Nederlandse Gemeenten NV         0.20% 07/09/15  100,000,000   99,967,528
(y)++Bank Nederlandse Gemeenten NV         0.19% 07/10/15  200,000,000  199,934,128
(y)++Bank Nederlandse Gemeenten NV         0.27% 08/12/15   50,000,000   49,971,256
(y)++Bank Nederlandse Gemeenten NV         0.28% 10/13/15   25,000,000   24,968,760
(y)Banque et Caisse d'Epargne de I'Etat    0.21% 05/22/15   75,000,000   74,987,855
(y)Banque et Caisse d'Epargne de I'Etat    0.20% 06/02/15  100,000,000   99,975,342
(y)Banque et Caisse d'Epargne de I'Etat    0.25% 07/27/15   30,000,000   29,978,880
(y)Banque et Caisse d'Epargne de I'Etat    0.30% 07/29/15   50,000,000   49,963,875
(y)Banque et Caisse d'Epargne de I'Etat    0.29% 08/12/15  100,000,000   99,915,067
(y)Banque et Caisse d'Epargne de I'Etat    0.34% 09/16/15   45,000,000   44,946,833
(y)Banque et Caisse d'Epargne de I'Etat    0.28% 10/08/15  100,000,000   99,859,572
(y)Banque et Caisse d'Epargne de I'Etat    0.28% 10/14/15   27,000,000   26,960,421
(y)++Basin Electric Power Cooperative      0.11% 05/12/15   15,000,000   14,999,350
(y)++Basin Electric Power Cooperative      0.14% 06/11/15   10,000,000    9,998,063
(y)++Basin Electric Power Cooperative      0.15% 06/15/15   15,000,000   14,996,723
(y)++BNZ International Funding             0.25% 07/20/15   75,000,000   74,970,638
(y)++Caisse des Depots et Consignations    0.14% 05/06/15   50,000,000   49,999,167
(y)++Caisse des Depots et Consignations    0.15% 05/13/15   30,000,000   29,998,917
(y)++Caisse des Depots et Consignations    0.17% 05/19/15   80,000,000   79,995,482
(y)++Caisse des Depots et Consignations    0.16% 06/02/15   50,000,000   49,994,317
(y)++Caisse des Depots et Consignations    0.15% 06/23/15  100,000,000   99,977,200
(y)++Caisse des Depots et Consignations    0.17% 07/24/15   80,000,000   79,966,566
(y)++Caisse des Depots et Consignations    0.22% 08/12/15  100,000,000   99,942,511
(y)++Caisse des Depots et Consignations    0.29% 09/04/15  100,000,000   99,919,919

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (continued)

April 30, 2015
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     Rate  Maturity Face Amount $ Fair Value $
--------------------                     ----  -------- ------------- ------------
COMMERCIAL PAPER - 49.5% (CONTINUED)
(y)++Caisse des Depots et Consignations  0.27% 09/08/15  100,000,000   99,915,942
(y)++Caisse des Depots et Consignations  0.24% 09/22/15   14,000,000   13,986,185
(y)Caterpillar Financial Services Corp.  0.12% 07/02/15   49,000,000   48,986,109
(y)++Coca-Cola Co.                       0.14% 06/05/15   19,500,000   19,498,362
(y)++Coca-Cola Co.                       0.17% 06/18/15   25,000,000   24,996,665
(y)++Coca-Cola Co.                       0.21% 07/16/15   50,000,000   49,986,525
(y)++Coca-Cola Co.                       0.29% 09/18/15  100,000,000   99,936,942
(y)++Commonwealth Bank of Australia      0.15% 06/05/15  100,000,000   99,988,700
(y)++Commonwealth Bank of Australia      0.15% 07/02/15  100,000,000   99,974,975
(y)++Commonwealth Bank of Australia      0.16% 07/21/15   60,000,000   59,977,450
(y)++Commonwealth Bank of Australia      0.21% 09/02/15  100,000,000   99,925,694
(r)Commonwealth Bank of Australia        0.30% 04/13/16   40,000,000   39,992,520
(y)++CPPIB Capital, Inc.                 0.14% 05/05/15   75,000,000   74,998,937
(y)++CPPIB Capital, Inc.                 0.17% 05/06/15   50,000,000   49,999,117
(y)++CPPIB Capital, Inc.                 0.14% 05/14/15   65,000,000   64,996,562
(y)++CPPIB Capital, Inc.                 0.14% 05/19/15   50,000,000   49,996,306
(y)++CPPIB Capital, Inc.                 0.14% 05/21/15   45,000,000   44,996,325
(y)++CPPIB Capital, Inc.                 0.14% 05/28/15   50,000,000   49,994,556
(y)++CPPIB Capital, Inc.                 0.14% 06/04/15   50,000,000   49,992,854
(y)++CPPIB Capital, Inc.                 0.15% 06/08/15   70,000,000   69,988,473
(y)++CPPIB Capital, Inc.                 0.12% 06/17/15   25,000,000   24,994,600
(y)++CPPIB Capital, Inc.                 0.14% 06/23/15   36,000,000   35,991,036
(y)++CPPIB Capital, Inc.                 0.14% 07/10/15   20,000,000   19,993,018
(y)++CPPIB Capital, Inc.                 0.14% 07/14/15   39,000,000   38,985,375
(y)++CPPIB Capital, Inc.                 0.14% 07/21/15   15,500,000   15,493,468
(y)++CPPIB Capital, Inc.                 0.16% 08/06/15   50,000,000   49,971,961
(y)++CPPIB Capital, Inc.                 0.15% 08/07/15   50,000,000   49,971,400
(y)++CPPIB Capital, Inc.                 0.17% 09/14/15   50,000,000   49,949,196
(y)++DBS Bank Ltd.                       0.18% 05/07/15  100,000,000   99,998,056
(y)++DBS Bank Ltd.                       0.12% 05/11/15   76,606,000   76,603,659
(y)++DBS Bank Ltd.                       0.14% 05/19/15   54,000,000   53,996,951
(y)++DBS Bank Ltd.                       0.19% 06/05/15  100,000,000   99,987,200
(y)++DBS Bank Ltd.                       0.20% 06/17/15   50,000,000   49,990,400
(y)++DBS Bank Ltd.                       0.20% 06/24/15  100,000,000   99,976,625
(y)++EMC Corp.                           0.12% 05/21/15   65,000,000   64,994,691
(y)++EMC Corp.                           0.12% 06/02/15   50,000,000   49,992,942
(y)++Erste Abwicklungsanstalt            0.15% 05/18/15   50,000,000   49,997,375
(y)++Erste Abwicklungsanstalt            0.15% 06/04/15   61,100,000   61,092,456
(y)++Erste Abwicklungsanstalt            0.18% 06/22/15    5,000,000    4,998,888
(y)++Erste Abwicklungsanstalt            0.18% 06/25/15   25,000,000   24,993,972
(y)++Erste Abwicklungsanstalt            0.26% 08/26/15   50,000,000   49,964,436
(y)European Investment Bank              0.14% 05/26/15  200,000,000  199,997,543
(y)European Investment Bank              0.12% 06/02/15  200,000,000  199,995,965
(y)Exxon Mobil Corp.                     0.11% 05/11/15  100,000,000   99,996,944
(y)Exxon Mobil Corp.                     0.11% 05/13/15  100,000,000   99,996,389
(y)General Electric Capital Corp.        0.24% 08/04/15   50,000,000   49,980,267
(y)General Electric Capital Corp.        0.26% 08/12/15  140,000,000  139,935,694
(y)General Electric Capital Corp.        0.26% 08/19/15  100,000,000   99,948,200
(y)General Electric Capital Corp.        0.28% 09/09/15  175,000,000  174,874,233
(y)Grainger (WW), Inc.                   0.09% 05/05/15   15,000,000   14,999,792
(y)++Hydro-Quebec                        0.09% 05/21/15   25,000,000   24,998,396
(y)++John Deere Capital Corp.            0.08% 05/14/15   50,000,000   49,997,861
(y)Kingdom of Denmark                    0.08% 05/21/15   75,000,000   74,996,063
(y)++Kreditanstalt Fur Wiederaufbau      0.18% 05/21/15  200,000,000  199,994,165
(y)++Kreditanstalt Fur Wiederaufbau      0.15% 05/22/15   30,000,000   29,999,083
(y)++Kreditanstalt Fur Wiederaufbau      0.17% 05/26/15   75,000,000   74,997,292
(y)++Kreditanstalt Fur Wiederaufbau      0.15% 06/12/15   10,000,000    9,999,295
(y)++Kreditanstalt Fur Wiederaufbau      0.17% 06/17/15  100,000,000   99,991,200
(y)++Kreditanstalt Fur Wiederaufbau      0.16% 06/19/15   20,000,000   19,998,056
(y)++Kreditanstalt Fur Wiederaufbau      0.16% 07/08/15   95,000,000   94,983,066
(y)++Kreditanstalt Fur Wiederaufbau      0.16% 08/03/15   77,000,000   76,979,274

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (continued)

April 30, 2015
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                   Rate  Maturity Face Amount $ Fair Value $
--------------------                                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 49.5% (CONTINUED)
(y)++Kreditanstalt Fur Wiederaufbau                    0.16% 08/27/15   49,000,000   48,982,183
(y)++National Australia Bank Ltd.                      0.12% 05/04/15  250,000,000  249,996,859
(y)++National Australia Bank Ltd.                      0.18% 05/06/15  150,000,000  149,997,150
(y)++National Australia Bank Ltd.                      0.26% 10/13/15  100,000,000   99,879,650
(y)National Rural Utilities Cooperative Finance Corp.  0.08% 05/13/15   20,000,000   19,999,061
(y)++Nederlandse Waterschaps                           0.17% 05/12/15  125,000,000  124,995,834
(y)++Nederlandse Waterschaps                           0.18% 06/25/15   25,000,000   24,993,972
(y)++Nederlandse Waterschaps                           0.18% 07/27/15  100,000,000   99,956,244
(y)++Nederlandse Waterschaps                           0.19% 08/03/15  100,000,000   99,950,653
(y)++Nestle Capital Corp.                              0.13% 06/04/15   50,000,000   49,992,757
(y)++Nestle Capital Corp.                              0.13% 07/20/15  100,000,000   99,965,800
(y)Nestle Finance International Ltd.                   0.12% 06/03/15   50,000,000   49,992,964
(y)Nestle Finance International Ltd.                   0.15% 07/08/15   50,000,000   49,985,434
(y)Nestle Finance International Ltd.                   0.13% 08/25/15   30,000,000   29,984,888
(y)++Nordea North America, Inc.                        0.22% 05/04/15   50,000,000   49,999,022
(y)++Nordea North America, Inc.                        0.17% 05/13/15   30,000,000   29,998,061
(y)++Nordea North America, Inc.                        0.23% 05/15/15   10,000,000    9,999,250
(y)++Nordea North America, Inc.                        0.17% 06/11/15  100,000,000   99,977,950
(y)++Nordea North America, Inc.                        0.17% 06/22/15   30,000,000   29,991,476
(y)++Nordea North America, Inc.                        0.20% 07/09/15  100,000,000   99,961,500
(y)++Nordea North America, Inc.                        0.25% 07/22/15  100,000,000   99,953,197
(y)++Nordea North America, Inc.                        0.27% 08/19/15   60,000,000   59,960,780
(y)++NRW.Bank AG                                       0.11% 05/06/15  100,000,000   99,997,750
(y)++NRW.Bank AG                                       0.15% 05/13/15  200,000,000  199,990,249
(y)++NRW.Bank AG                                       0.11% 05/14/15  150,000,000  149,992,125
(y)++NRW.Bank AG                                       0.17% 05/20/15   50,000,000   49,996,250
(y)++NRW.Bank AG                                       0.15% 06/03/15   40,000,000   39,993,918
(y)++NRW.Bank AG                                       0.17% 06/15/15   50,000,000   49,989,522
(y)++NRW.Bank AG                                       0.20% 07/17/15  100,000,000   99,963,600
(y)Oesterreich Kontrollbank                            0.13% 05/11/15   70,000,000   69,997,861
(y)Oesterreich Kontrollbank                            0.14% 05/26/15  216,300,000  216,281,877
(y)++Old Line Funding LLC                              0.11% 05/11/15   50,000,000   49,998,000
(y)++Old Line Funding LLC                              0.17% 06/18/15   24,000,000   23,994,675
(y)Oversea-Chinese Banking Corp. Ltd.                  0.14% 05/05/15   20,000,000   19,999,722
(y)Oversea-Chinese Banking Corp. Ltd.                  0.17% 06/10/15  100,000,000   99,984,625
(y)Oversea-Chinese Banking Corp. Ltd.                  0.19% 07/08/15   17,700,000   17,694,368
(y)PACCAR Financial Corp.                              0.13% 05/07/15   31,200,000   31,199,211
(y)++Parker Hannifin Corp.                             0.07% 05/04/15    4,500,000    4,499,935
(y)++Parker Hannifin Corp.                             0.08% 05/07/15   38,596,000   38,595,024
(y)++PepsiCo, Inc.                                     0.09% 05/01/15  100,000,000   99,999,778
(y)++PepsiCo, Inc.                                     0.09% 05/13/15   45,000,000   44,998,700
(y)++PepsiCo, Inc.                                     0.08% 06/10/15   43,000,000   42,995,740
(y)Province of British Columbia                        0.09% 05/15/15   66,000,000   65,998,625
(y)Province of Ontario                                 0.10% 05/05/15   19,306,000   19,305,810
(y)Province of Ontario                                 0.11% 05/11/15  100,000,000   99,997,739
(y)Province of Ontario                                 0.08% 05/20/15   25,000,000   24,998,931
(y)Province of Ontario                                 0.09% 06/03/15   30,000,000   29,997,705
(y)Province of Ontario                                 0.13% 06/11/15  100,000,000   99,990,200
(y)++Province of Quebec                                0.11% 05/12/15  100,000,000   99,996,667
(y)++Province of Quebec                                0.11% 05/26/15  150,000,000  149,987,433
(y)++Province of Quebec                                0.10% 06/10/15   52,404,000   52,395,943
(y)++Province of Quebec                                0.10% 07/06/15  150,000,000  149,953,938
(y)++Province of Quebec                                0.12% 07/22/15   23,311,000   23,301,595
(y)++PSP Capital, Inc.                                 0.15% 07/27/15   45,000,000   44,980,310
(y)++Roche Holdings, Inc.                              0.10% 05/05/15   93,000,000   92,998,708
(y)++Roche Holdings, Inc.                              0.11% 05/11/15   40,000,000   39,998,778
(y)++Roche Holdings, Inc.                              0.11% 05/19/15   70,000,000   69,996,047
(y)++Roche Holdings, Inc.                              0.11% 06/09/15   75,000,000   74,988,917
(y)++Siemens Capital Co. LLC                           0.09% 05/26/15  200,000,000  199,983,243
(y)++Siemens Capital Co. LLC                           0.08% 05/27/15   53,675,000   53,670,290
(y)++Simon Property Group LP                           0.14% 05/12/15   16,000,000   15,999,307

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (continued)

April 30, 2015
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 Rate  Maturity Face Amount $   Fair Value $
--------------------                                 ----  -------- -------------- --------------
COMMERCIAL PAPER - 49.5% (CONTINUED)
(y)++Simon Property Group LP                         0.16% 07/22/15     13,500,000     13,493,619
(y)++Total Capital Canada Ltd.                       0.13% 05/05/15    200,000,000    199,997,221
(y)++Total Capital Canada Ltd.                       0.12% 06/12/15     50,000,000     49,991,818
(y)Toyota Motor Credit Corp.                         0.17% 05/19/15    150,000,000    149,992,716
(y)Toyota Motor Credit Corp.                         0.12% 05/21/15    100,000,000     99,994,633
(y)Toyota Motor Credit Corp.                         0.18% 07/15/15    100,000,000     99,978,256
(y)++United Overseas Bank                            0.24% 08/26/15     50,000,000     49,964,436
(y)++United Overseas Bank                            0.27% 09/18/15     50,000,000     49,952,804
(y)++United Technologies Corp.                       0.08% 05/08/15     50,000,000     49,998,556
(y)++United Technologies Corp.                       0.10% 05/22/15     41,000,000     40,996,467
(y)++United Technologies Corp.                       0.14% 06/19/15     50,000,000     49,987,709
(r)Westpac Banking Corp.                             0.29% 03/24/16     70,000,000     69,987,610
(y)++Westpac Securities NZ Ltd.                      0.20% 05/01/15     80,000,000     79,999,822
                                                                    -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $12,195,176,505)                       12,198,612,000 12,195,556,673
                                                                    -------------- --------------
CERTIFICATES OF DEPOSIT - 8.6%
Bank of Montreal                                     0.27% 09/10/15     85,000,000     85,013,779
(r)Bank of Montreal                                  0.29% 12/11/15     75,000,000     74,991,000
(r)Bank of Montreal                                  0.29% 01/05/16    100,000,000     99,987,000
(r)Bank of Nova Scotia                               0.29% 11/24/15    150,000,000    149,990,250
(r)Bank of Nova Scotia                               0.39% 02/22/16     10,000,000     10,005,440
(r)Bank of Nova Scotia                               0.40% 03/04/16     40,000,000     39,993,360
(r)Bank of Nova Scotia                               0.31% 03/10/16    150,000,000    149,986,500
(r)Bank of Nova Scotia                               0.67% 03/15/16     30,027,000     30,112,217
(r)Bank of Nova Scotia                               0.31% 03/21/16    100,000,000     99,990,800
(r)Bank of Nova Scotia                               0.40% 03/23/16     41,000,000     40,990,160
(r)Bank of Nova Scotia                               0.28% 04/25/16    100,000,000     99,980,000
(r)Nordea Bank Finland NY                            0.47% 01/21/16     15,845,000     15,844,762
(r)Royal Bank of Canada NY                           0.30% 02/12/16    100,000,000     99,978,700
(r)Royal Bank of Canada NY                           0.30% 02/23/16     40,000,000     39,996,600
(r)Royal Bank of Canada NY                           0.29% 03/16/16     75,000,000     74,987,025
Svenska Handelsbanken NY                             0.19% 06/22/15     50,000,000     49,998,967
Svenska Handelsbanken NY                             0.21% 07/15/15    150,000,000    149,997,449
Svenska Handelsbanken NY                             0.21% 07/20/15    100,000,000     99,997,289
Svenska Handelsbanken NY                             0.22% 08/03/15     50,000,000     49,997,479
Svenska Handelsbanken NY                             0.27% 08/21/15    150,000,000    150,007,467
Svenska Handelsbanken NY                             0.26% 09/17/15     70,000,000     69,995,373
(r)Toronto Dominion Bank NY                          0.30% 04/04/16    200,000,000    199,981,799
(r)Westpac Banking Corp.                             0.29% 04/06/16    250,000,000    249,973,749
                                                                    -------------- --------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,132,056,672)                  2,131,872,000  2,131,797,165
                                                                    -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 9.3%
Bank of Montreal                                     0.21% 05/06/15    100,000,000    100,001,965
Bank of Montreal                                     0.20% 05/22/15    100,000,000    100,005,679
Bank of Montreal                                     0.23% 06/10/15    100,000,000    100,013,197
(r)Bank of Montreal                                  0.26% 07/14/15     10,000,000      9,999,530
Bank of Nova Scotia                                  0.21% 06/15/15    100,000,000    100,017,754
(r)Bank of Nova Scotia Houston                       0.71% 09/11/15      7,700,000      7,710,472
(r)Canadian Imperial Bank of Commerce NY             0.36% 11/13/15      5,000,000      5,001,240
Canadian Imperial Holdings                           0.19% 05/07/15    100,000,000    100,001,417
(r)Nordea Bank Finland NY                            0.39% 07/17/15     17,750,000     17,749,361
(r)Nordea Bank Finland NY                            0.37% 11/09/15    148,000,000    148,044,400
(r)Rabobank Nederland NV NY                          0.31% 05/06/15     75,000,000     74,999,850
(r)Rabobank Nederland NV NY                          0.32% 06/12/15    100,000,000     99,993,000
(r)Rabobank Nederland NV NY                          0.32% 07/06/15    125,000,000    124,990,625
(r)Rabobank Nederland NV NY                          0.33% 08/12/15     55,000,000     54,996,535
(r)Rabobank Nederland NV NY                          0.30% 09/04/15     50,000,000     49,994,500
(r)Rabobank Nederland NV NY                          0.31% 09/16/15     75,000,000     74,990,475
(r)Rabobank Nederland NV NY                          0.31% 10/09/15     75,000,000     74,987,100
(r)Rabobank Nederland NV NY                          0.41% 10/23/15     44,200,000     44,211,890
(r)Royal Bank of Canada NY                           0.25% 06/18/15    100,000,000     99,996,500
(r)Royal Bank of Canada NY                           0.25% 06/26/15    100,000,000     99,996,800

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (continued)

April 30, 2015
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                               Rate  Maturity Face Amount $ Fair Value $
--------------------                                                               ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 9.3% (CONTINUED)
(r)Royal Bank of Canada NY                                                         0.28% 09/10/15    60,000,000    59,997,660
(r)Royal Bank of Canada NY                                                         0.57% 10/09/15    29,000,000    29,029,754
(r)Royal Bank of Canada NY                                                         0.27% 12/03/15    50,000,000    49,994,250
(r)Svenska Handelsbanken AB                                                        0.71% 03/21/16    39,822,000    39,958,151
Svenska Handelsbanken NY                                                           0.22% 06/01/15   100,000,000   100,003,362
(r)Toronto Dominion Bank NY                                                        0.25% 06/16/15    50,000,000    49,998,400
(r)Toronto Dominion Bank NY                                                        0.27% 08/24/15    50,000,000    49,995,850
(r)Toronto Dominion Bank NY                                                        0.27% 09/04/15   100,000,000    99,993,400
(r)Toronto Dominion Bank NY                                                        0.27% 10/06/15    50,000,000    49,995,750
(r)Toronto Dominion Bank NY                                                        0.27% 11/06/15    50,000,000    49,994,900
(r)Toronto Dominion Bank NY                                                        0.27% 11/18/15   100,000,000    99,988,200
(r)Westpac Banking Corp.                                                           0.29% 10/27/15    70,000,000    69,985,650
(r)Westpac Banking Corp.                                                           0.28% 11/03/15    60,000,000    59,994,060
                                                                                                  ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,296,778,131)                                        2,296,472,000 2,296,631,677
                                                                                                  ------------- -------------
GOVERNMENT BOND - 0.4%
Province of Ontario                                                                0.95% 05/26/15   100,000,000   100,041,000
                                                                                                  ------------- -------------
TOTAL GOVERNMENT BOND (COST $100,051,017)                                                           100,000,000   100,041,000
                                                                                                  ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 15.1%
(y)Federal Home Loan Bank                                                          0.06% 05/01/15   203,000,000   203,000,000
(y)Federal Home Loan Bank                                                          0.07% 05/04/15   212,000,000   211,999,364
(y)Federal Home Loan Bank                                                          0.07% 05/06/15   230,658,000   230,657,077
(y)Federal Home Loan Bank                                                          0.07% 05/08/15   199,000,000   198,998,806
(y)Federal Home Loan Bank                                                          0.08% 05/13/15   100,000,000    99,999,000
(y)Federal Home Loan Bank                                                          0.07% 05/15/15   200,000,000   199,997,600
(y)Federal Home Loan Bank                                                          0.07% 05/19/15    50,000,000    49,999,250
(y)Federal Home Loan Bank                                                          0.08% 05/20/15   300,000,000   299,995,201
(y)Federal Home Loan Bank                                                          0.07% 05/22/15   200,000,000   199,996,400
(y)Federal Home Loan Bank                                                          0.09% 05/26/15   128,000,000   127,997,312
(y)Federal Home Loan Bank                                                          0.07% 05/27/15   200,000,000   199,995,600
(y)Federal Home Loan Bank                                                          0.06% 05/29/15    50,000,000    49,998,850
(y)Federal Home Loan Bank                                                          0.07% 06/03/15   100,000,000    99,995,700
(y)Federal Home Loan Bank                                                          0.08% 06/10/15   200,000,000   199,989,600
(y)Federal Home Loan Bank                                                          0.07% 06/12/15   100,000,000    99,994,500
(y)Federal Home Loan Bank                                                          0.08% 06/15/15     7,100,000     7,099,581
(y)Federal Home Loan Bank                                                          0.07% 06/17/15   180,000,000   179,989,020
(y)Federal Home Loan Bank                                                          0.07% 06/19/15   100,000,000    99,993,600
(y)Federal Home Loan Bank                                                          0.07% 06/24/15   100,000,000    99,993,000
(y)Federal Home Loan Bank                                                          0.07% 06/26/15   200,000,000   199,985,400
(y)Federal Home Loan Bank                                                          0.07% 07/01/15   152,000,000   151,984,496
(y)Federal Home Loan Bank                                                          0.07% 07/06/15   200,000,000   199,978,000
(y)Federal Home Loan Bank                                                          0.08% 07/29/15   200,000,000   199,970,400
(y)Federal Home Loan Bank                                                          0.09% 07/31/15   100,000,000    99,984,800
                                                                                                  ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost
  $3,711,501,304)                                                                                 3,711,758,000 3,711,592,557
                                                                                                  ------------- -------------
REPURCHASE AGREEMENTS - 10.3%
Bank of America Corp. (Purchased on 4/30/15, Proceeds at maturity $150,000,417 collateralized by U.S. Treasury Securities, 1.38%, 9/30/18 - 12/31/18, at value
  $153,000,007)                                                                    0.10% 05/01/15   150,000,000   150,000,000
Barclays Capital Group LLC (Purchased on 4/30/15, Proceeds at maturity
  $650,001,625 collateralized by U.S. Treasury Securities, 0.00%--2.13%,
  8/20/15 - 1/31/21, at value $663,000,002)                                        0.09% 05/01/15   650,000,000   650,000,000
Federal Reserve Bank of New York (Purchased on 4/30/15, Proceeds at maturity
  $500,000,694 collateralized by U.S. Treasury Securities, 2.00%, 11/15/21, at
  value $500,000,712)                                                              0.05% 05/01/15   500,000,000   500,000,000
Goldman Sachs & Co. (Purchased on 4/30/15, Proceeds at maturity $200,000,556 collateralized by U.S. Government Agency Backed Securities, 2.5% - 8.00%,
  10/15/17 - 4/20/45, at value $204,000,000)                                       0.10% 05/01/15   200,000,000   200,000,000

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (concluded)

April 30, 2015
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                          Rate  Maturity Face Amount $  Fair Value $
--------------------                                                          ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 10.3% (CONTINUED)
HSBC Securities (USA), Inc. (Purchased on 4/30/15, Proceeds at maturity
  $300,000,833 collateralized by U.S. Treasury Securities, 0.00%, 8/15/15 -
  8/15/23, at value $306,004,185)                                             0.10% 05/01/15   300,000,000     300,000,000
JPMorgan Securities (Purchased on 4/30/15, Proceeds at maturity $100,000,278 collateralized by U.S. Government Agency Backed Securities, 0.00% -
  6.25%, 5/13/15 - 1/15/25, at value $102,002,694)                            0.10% 05/01/15   100,000,000     100,000,000
RBC Capital Markets LLC (Purchased on 4/30/15, Proceeds at maturity
  $150,000,333 collateralized by U.S. Treasury Securities, 0.00% - 9.88%,
  5/15/15 - 2/15/25, at value $153,000,020)                                   0.08% 05/01/15   150,000,000     150,000,000
Toronto Dominion Bank NY (Purchased on 4/30/15, Proceeds at maturity
  $500,001,528 collateralized by U.S. Government Agency Backed Securities and U.S. Treasury Securities, 0.00% - 6.25%, 5/27/15 - 1/15/25, at value
  $510,000,057)                                                               0.11% 05/01/15   500,000,000     500,000,000
                                                                                             ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $2,550,000,000)                                            2,550,000,000   2,550,000,000
                                                                                             ------------- ---------------
U.S. TREASURY OBLIGATIONS - 2.8%
(y)U.S. Treasury Bill                                                         0.06% 05/07/15   100,000,000     100,000,000
(y)U.S. Treasury Bill                                                         0.07% 05/14/15   100,000,000      99,999,800
(y)U.S. Treasury Bill                                                         0.06% 08/20/15   200,000,000     199,992,200
(y)U.S. Treasury Bill                                                         0.09% 10/08/15   100,000,000      99,982,200
(y)U.S. Treasury Bill                                                         0.08% 10/15/15   100,000,000      99,980,300
(y)U.S. Treasury Bill                                                         0.07% 11/12/15   100,000,000      99,964,800
                                                                                             ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $699,843,804)                                            700,000,000     699,919,300
                                                                                             ------------- ---------------
TOTAL INVESTMENTS (Cost $24,686,973,136) - 100.0%                                                          $24,686,971,948
                                                                                                           ===============

AG--Aktiengesellschaft (German & Swiss stock corporation)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares
PLC--Public Limited Company

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at April 30, 2015 was $8,959,925,373 which represented 36.3% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of April 30, 2015.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015
(UNAUDITED)

ASSETS:
Investments, at value                                                 $ 22,136,971,948
Repurchase agreements, at value                                          2,550,000,000
                                                                      ----------------
       Total Investments                                                24,686,971,948
                                                                      ----------------
Cash                                                                       607,333,697
Interest receivable                                                          3,161,667
Prepaid expenses                                                                43,898
                                                                      ----------------
       Total Assets                                                     25,297,511,210
                                                                      ----------------
LIABILITIES:
Payable for investments purchased                                          299,951,747
Distributions payable                                                        2,220,458
Accrued expenses and other payables:
   Investment Advisory Fees                                                    996,885
   Director/Trustee Fees                                                       379,715
   Administration Fees                                                         142,423
   Professional Fees                                                            56,418
   CCO Fees                                                                      1,829
   Other Expenses                                                               13,919
                                                                      ----------------
       Total Liabilities                                                   303,763,394
                                                                      ----------------
Net Assets                                                            $ 24,993,747,816
                                                                      ================
NET ASSETS CONSIST OF:
Capital                                                               $ 24,993,775,650
Undistributed Net Investment Income (Loss)                                     (65,000)
Accumulated Net Realized Gains (Losses) from Investment Transactions            38,354
Net Unrealized Appreciation/(Depreciation) on Investments                       (1,188)
                                                                      ----------------
NET ASSETS                                                            $ 24,993,747,816
                                                                      ================
Shares of Beneficial Interest (Unlimited Number of Shares
  Authorized, No Par value)                                              2,160,222,614
                                                                      ================
Net Asset Value (Offering and Redemption Price Per Share)             $          11.57
                                                                      ================
Investments at cost                                                   $ 24,686,973,136

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015
(UNAUDITED)

  INVESTMENT INCOME:
  Interest                                                       $ 17,788,647
                                                                 ------------
     Total Investment Income                                       17,788,647
                                                                 ------------
  EXPENSES:
  Investment Advisory Fees                                          5,974,582
  Administration Fees                                                 838,933
  Professional Fees                                                    78,278
  Director/Trustee Fees                                                87,835
  CCO Fees                                                             13,207
  Other Expenses                                                       49,712
                                                                 ------------
     Total Expenses Before Fee Reductions                           7,042,547
                                                                 ------------
  Fees Paid Indirectly                                               (284,879)
                                                                 ------------
     Net Expenses                                                   6,757,668
                                                                 ------------
  Net Investment Income                                            11,030,979
                                                                 ------------
  REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net Realized Gains (Losses) from Investment Transactions             38,068
  Change in Unrealized Appreciation/Depreciation on Investments        72,419
                                                                 ------------
  Net Realized/Unrealized Gains (Losses) from Investments             110,487
                                                                 ------------
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 11,141,466
                                                                 ============

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                MONTHS ENDED      FOR THE YEAR
                                                               APRIL 30, 2015        ENDED
                                                                (UNAUDITED)     OCTOBER 31, 2014
                                                              ----------------  ----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net Investment Income (Loss)                               $     11,030,979  $     17,164,520
   Net Realized Gains (Losses) from Investment Transactions             38,068           273,009
   Net Change in Unrealized Appreciation/Depreciation on
   Investments                                                          72,419          (310,483)
                                                              ----------------  ----------------
   Change in net assets resulting from operations                   11,141,466        17,127,046
                                                              ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                           (11,151,445)      (17,165,353)
   Net Realized Gain                                                  (271,610)         (141,343)
                                                              ----------------  ----------------
   Change in Net Assets from Distributions to Shareholders         (11,423,055)      (17,306,696)
                                                              ----------------  ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                  50,909,417,630    90,276,127,859
   Dividends Reinvested                                                     15                --
   Cost of Shares Redeemed                                     (50,259,054,397)  (85,424,738,245)
                                                              ----------------  ----------------
Change in Net Assets from Capital Transactions                     650,363,248     4,851,389,614
                                                              ----------------  ----------------
Change in Net Assets                                               650,081,659     4,851,209,964

NET ASSETS:
Beginning of Period                                             24,343,666,157    19,492,456,193
                                                              ----------------  ----------------
End of Period                                                 $ 24,993,747,816  $ 24,343,666,157
                                                              ================  ================
Accumulated Net Investment Income/(Loss)                      $        (65,000) $         55,466
                                                              ================  ================
SHARES TRANSACTIONS:
   Shares Issued                                                 4,400,122,527     7,802,603,963
   Reinvested                                                                1                --
   Cost of Shares Redeemed                                      (4,343,911,357)   (7,383,296,305)
                                                              ----------------  ----------------
Change in Shares                                                    56,211,171       419,307,658
                                                              ================  ================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                       FOR THE
                                                       PERIOD           FOR THE          FOR THE          FOR THE
                                                        ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                      APRIL 30,       OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                        2015             2014             2013             2012+
                                                  -----------       -----------      -----------      -----------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD              $     11.57       $     11.57      $     11.57      $     11.57
                                                  -----------       -----------      -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                                 0.01              0.01             0.01             0.02
   Net Realized and Unrealized Gain/(Losses) on
     Investments                                           --/(a)/           --/(a)/          --/(a)/          --/(a)/
                                                  -----------       -----------      -----------      -----------
Total from Investment Activities                         0.01              0.01             0.01             0.02
                                                  -----------       -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                (0.01)            (0.01)           (0.01)           (0.02)
   Net Realized Gains                                      --/(a)/           --/(a)/          --/(a)/          --/(a)/
TOTAL DISTRIBUTIONS                                     (0.01)            (0.01)           (0.01)           (0.02)
                                                  -----------       -----------      -----------      -----------
Net Asset Value, End of Period                    $     11.57       $     11.57      $     11.57      $     11.57
                                                  -----------       -----------      -----------      -----------
Total Return                                             0.05%/(b)/        0.08%            0.13%            0.21%
                                                  ===========       ===========      ===========      ===========

SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)                 $24,993,748       $24,343,666      $19,492,456      $14,443,787

Ratios to Average Net Assets:
Net Investment Income/(c)/                               0.09%             0.08%            0.12%            0.21%
Gross Expenses/(c)/                                      0.06%             0.06%            0.06%            0.06%
Net Expenses/(c)(d)/                                     0.06%             0.06%            0.06%            0.06%

                                                                        FOR THE
                                                      FOR THE           PERIOD
                                                    YEAR ENDED           ENDED
                                                    OCTOBER 31,       OCTOBER 31,
                                                       2011+            2010*+
                                                  -----------      -----------

NET ASSET VALUE, BEGINNING OF PERIOD              $     11.57      $     11.57
                                                  -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                                 0.02             0.02
   Net Realized and Unrealized Gain/(Losses) on
     Investments                                           --/(a)/          --/(a)/
                                                  -----------      -----------
Total from Investment Activities                         0.02             0.02
                                                  -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                (0.02)           (0.02)
   Net Realized Gains                                      --/(a)/          --/(a)/
TOTAL DISTRIBUTIONS                                     (0.02)           (0.02)
                                                  -----------      -----------
Net Asset Value, End of Period                    $     11.57      $     11.57
                                                  -----------      -----------
Total Return                                             0.18%            0.17%/(b)/
                                                  ===========      ===========

SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)                 $15,219,622      $13,815,049

Ratios to Average Net Assets:
Net Investment Income/(c)/                               0.18%            0.23%
Gross Expenses/(c)/                                      0.06%            0.06%
Net Expenses/(c)(d)/                                     0.06%            0.06%

* For the Period February 1, 2010 (commencement of operations) to October 31, 2010.
+ As described in Note H, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a)Amount less than $0.005.
(b)Not annualized.
(c)Annualized for periods less than one year.
(d)Ratio as disclosed reflects the impact of custody fee credits earned by the Fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited)
April 30, 2015

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Directors/Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated bid-side prices provided by one or more independent pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..  Level 1 - quoted prices in active markets for identical securities

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2015

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended April 30, 2015, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

For the six-months ended April 30, 2015, there were no transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2015:

                                          LEVEL 1         LEVEL 2        LEVEL 3
                                       INVESTMENTS IN   INVESTMENTS    INVESTMENTS
                                         SECURITIES    IN SECURITIES  IN SECURITIES
                                       -------------- --------------- -------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                          $ --      $   282,640,431     $ --
   Yankee Bonds                               --          718,793,145       --
   Commercial Paper                           --       12,195,556,673       --
   Certificates of Deposit                    --        2,131,797,165       --
   Yankee Certificates of Deposit             --        2,296,631,677       --
   Government Bond                            --          100,041,000       --
   U.S. Government Agency Securities          --        3,711,592,557       --
   Repurchase Agreements                      --        2,550,000,000       --
   U.S. Treasury Obligations                  --          699,919,300       --
                                            ----      ---------------     ----
       Total Investments                    $ --      $24,686,971,948     $ --
                                            ====      ===============     ====

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2015

designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2015, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2015, the Fund's total liability of $342,540 for deferred compensation to Trustees is included in "Director/Trustee Fees" payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount using the effective yield method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective funds in the Trust based upon relative net assets or on another reasonable basis.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2014 attributable to distribution redesignations.

As of April 30, 2015, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2015


The tax character of distributions paid to shareholders during the year ended October 31, 2014 was as follows:

                                     Distributions Paid From
                                    -------------------------
                                    Net Investment Tax-Exempt Total Distributions
                                        Income       Income          Paid
                                    -------------- ---------- -------------------
The DFA Short Term Investment Fund   $17,306,696      $--         $17,306,696

As of October 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                            Undistributed
                                    -----------------------------
                                                                                                               Total
                                                Tax-                            Accumulated    Unrealized   Accumulated
                                     Ordinary  Exempt Accumulated Distributions Capital and   Appreciation   Earnings
                                      Income   Income  Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                                    ---------- ------ ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $2,190,232  $ --  $2,190,232   $(1,507,954)     $--         $(73,607)    $608,671

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Repurchase Agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (continued)
April 30, 2015


E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator, and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured line of credit with Citibank, N.A. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 8, 2016. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2015.

Pursuant to a recently obtained exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited) (concluded)
April 30, 2015

as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2015.

H. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

I. MONEY MARKET REFORM

In July 2014, the United States Securities and Exchange Commission ("SEC") issued final rules that will alter and increase the regulations to which money market funds, including the Fund, are subject. The SEC's new rules have varying implementation dates, ranging from July 2015 to October 2016 and are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules will also replace much of the current Rule 2a-7 under the 1940 Act and add new Rule 30b1-8 ("Form N-CR"). Additionally, Forms N-MFP and N-PF, along with the instructions to Form N-1A, have been revised as part of this reform.

Certain government and U.S. treasury money market funds will not be subject to many of the new structural changes. The Fund's management has been reviewing and assessing the effect of the new rules and are still determining any such impact to the Fund. Further information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
April 30, 2015


EXPENSE EXAMPLE

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSES PAID   EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*   DURING PERIOD
                                       11/1/14       4/30/15    11/1/14-4/30/15 11/1/14-4/30/15
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,000.50        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2014 to April 30, 2015 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited) (concluded)
April 30, 2015

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSES PAID   EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*   DURING PERIOD
                                       11/1/14       4/30/15    11/1/14-4/30/15 11/1/14-4/30/15
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund.   $1,000.00     $1,024.50        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2014 to April 30, 2015 divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400 and on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on March 30, 2015. The Forms N-Q are available upon request, without charge, by calling collect:
(512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

   At the Board meeting held on December 11-13, 2014 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered the approval of the investment management agreement ("Advisory Agreement") for the Fund.

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of the Fund were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED
------------------------------------------------------------
The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (12.1%)
#   Autoliv, Inc...............................................................     16,351 $    1,941,191       0.0%
#   Best Buy Co., Inc..........................................................     32,996      1,143,311       0.0%
#   Carnival Corp..............................................................  1,229,320     54,053,200       0.3%
#   CBS Corp. Class A..........................................................      7,236        467,011       0.0%
    Comcast Corp. Class A......................................................  9,482,510    547,709,778       2.9%
#   Comcast Corp. Special Class A..............................................  3,105,444    178,842,520       0.9%
#   Dillard's, Inc. Class A....................................................    122,743     16,151,751       0.1%
    DR Horton, Inc.............................................................    539,957     13,714,908       0.1%
#   Ford Motor Co.............................................................. 10,847,219    171,386,060       0.9%
#   GameStop Corp. Class A.....................................................    598,147     23,052,585       0.1%
#   Gannett Co., Inc...........................................................    225,878      7,752,133       0.0%
    General Motors Co..........................................................  4,177,298    146,456,068       0.8%
    Goodyear Tire & Rubber Co. (The)...........................................    413,422     11,726,715       0.1%
    Graham Holdings Co. Class B................................................     32,261     33,000,745       0.2%
#*  Hyatt Hotels Corp. Class A.................................................     26,622      1,545,407       0.0%
    Johnson Controls, Inc......................................................    112,338      5,659,588       0.0%
#   Kohl's Corp................................................................  1,119,040     80,179,216       0.4%
#*  Lands' End, Inc............................................................     48,979      1,439,003       0.0%
    Lear Corp..................................................................     68,267      7,579,685       0.0%
#   Lennar Corp. Class A.......................................................    621,923     28,484,073       0.2%
    Lennar Corp. Class B.......................................................      4,312        157,517       0.0%
*   Liberty Broadband Corp.....................................................     85,576      4,643,354       0.0%
*   Liberty Broadband Corp. Class A............................................     27,953      1,516,171       0.0%
*   Liberty Interactive Corp. Class A..........................................  2,538,156     72,997,367       0.4%
*   Liberty Media Corp.........................................................    313,578     11,900,285       0.1%
*   Liberty Media Corp. Class A................................................    156,789      6,017,562       0.0%
*   Liberty Ventures Series A..................................................    536,223     22,349,775       0.1%
#*  Madison Square Garden Co. (The) Class A....................................     19,138      1,536,781       0.0%
#*  MGM Resorts International..................................................  2,137,635     45,210,980       0.2%
*   Mohawk Industries, Inc.....................................................    286,453     49,699,596       0.3%
#*  News Corp. Class A.........................................................    290,667      4,586,725       0.0%
*   News Corp. Class B.........................................................     31,823        495,484       0.0%
#   Penske Automotive Group, Inc...............................................     28,878      1,409,535       0.0%
    PulteGroup, Inc............................................................    333,697      6,440,352       0.0%
#   PVH Corp...................................................................     91,301      9,435,958       0.1%
#   Royal Caribbean Cruises, Ltd...............................................  1,051,952     71,595,853       0.4%
#   Service Corp. International................................................    310,463      8,593,616       0.0%
#   Staples, Inc...............................................................  1,926,011     31,432,500       0.2%
#   Target Corp................................................................  1,106,428     87,219,719       0.5%
    Time Warner Cable, Inc.....................................................  1,876,119    291,774,027       1.5%
    Time Warner, Inc...........................................................  4,397,226    371,169,847       1.9%
#*  Toll Brothers, Inc.........................................................    329,804     11,721,234       0.1%
*   TRW Automotive Holdings Corp...............................................        459         48,223       0.0%
#   Wendy's Co. (The)..........................................................    223,429      2,261,102       0.0%
    Whirlpool Corp.............................................................    123,680     21,718,208       0.1%
                                                                                           --------------      ----
Total Consumer Discretionary...................................................             2,468,216,719      12.9%
                                                                                           --------------      ----
Consumer Staples -- (5.4%)
    Archer-Daniels-Midland Co..................................................  2,748,548    134,349,026       0.7%
    Bunge, Ltd.................................................................    553,069     47,768,570       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES       VALUE+     OF NET ASSETS**
                                                                                --------- -------------- ---------------
Consumer Staples -- (Continued)
    ConAgra Foods, Inc.........................................................   744,079 $   26,898,456       0.1%
*   Constellation Brands, Inc. Class A.........................................   462,850     53,662,829       0.3%
    CVS Health Corp............................................................ 4,790,425    475,641,298       2.5%
#   Energizer Holdings, Inc....................................................     2,975        406,444       0.0%
    Ingredion, Inc.............................................................   111,288      8,836,267       0.0%
#   JM Smucker Co. (The).......................................................   540,750     62,683,740       0.3%
    Molson Coors Brewing Co. Class B...........................................   733,307     53,905,398       0.3%
    Mondelez International, Inc. Class A....................................... 4,399,456    168,807,127       0.9%
    Pinnacle Foods, Inc........................................................    73,080      2,963,394       0.0%
#*  Seaboard Corp..............................................................        13         46,800       0.0%
#   Tyson Foods, Inc. Class A.................................................. 1,525,160     60,243,820       0.3%
                                                                                          --------------      ----
Total Consumer Staples.........................................................            1,096,213,169       5.7%
                                                                                          --------------      ----
Energy -- (16.8%)
    Anadarko Petroleum Corp.................................................... 2,605,027    245,133,041       1.3%
    Apache Corp................................................................ 1,732,984    118,536,106       0.6%
    Baker Hughes, Inc.......................................................... 1,938,026    132,677,260       0.7%
#   California Resources Corp.................................................. 1,138,527     10,588,301       0.1%
#   Chesapeake Energy Corp..................................................... 3,374,987     53,223,545       0.3%
    Chevron Corp............................................................... 5,878,293    652,843,221       3.4%
#   Cimarex Energy Co..........................................................   155,458     19,338,975       0.1%
    ConocoPhillips............................................................. 6,333,402    430,164,664       2.2%
    Devon Energy Corp.......................................................... 1,695,428    115,645,144       0.6%
    Exxon Mobil Corp........................................................... 5,368,279    469,026,536       2.4%
#   Helmerich & Payne, Inc.....................................................   516,470     40,269,166       0.2%
    Hess Corp.................................................................. 1,442,392    110,919,945       0.6%
#   HollyFrontier Corp.........................................................   542,171     21,025,391       0.1%
    Marathon Oil Corp.......................................................... 3,266,531    101,589,114       0.5%
    Marathon Petroleum Corp.................................................... 1,339,624    132,046,738       0.7%
#   Murphy Oil Corp............................................................   728,510     34,684,361       0.2%
    Nabors Industries, Ltd.....................................................   821,348     13,716,512       0.1%
#   National Oilwell Varco, Inc................................................ 1,745,118     94,951,870       0.5%
*   Newfield Exploration Co....................................................    85,621      3,359,768       0.0%
#   Noble Corp. P.L.C..........................................................   721,779     12,493,994       0.1%
    Occidental Petroleum Corp.................................................. 2,221,423    177,935,982       0.9%
#   Paragon Offshore P.L.C.....................................................   195,894        354,568       0.0%
    Phillips 66................................................................ 1,670,790    132,510,355       0.7%
    QEP Resources, Inc.........................................................   458,418     10,314,405       0.1%
    Tesoro Corp................................................................   615,285     52,809,912       0.3%
#   Transocean, Ltd............................................................ 1,340,027     25,219,308       0.1%
    Valero Energy Corp......................................................... 2,806,975    159,716,877       0.8%
*   Weatherford International P.L.C............................................ 2,173,272     31,621,108       0.2%
*   Whiting Petroleum Corp.....................................................   218,861      8,297,020       0.0%
                                                                                          --------------      ----
Total Energy...................................................................            3,411,013,187      17.8%
                                                                                          --------------      ----
Financials -- (19.5%)
    ACE, Ltd...................................................................   108,288     11,585,733       0.1%
    Aflac, Inc................................................................. 1,122,995     70,793,605       0.4%
#*  Alleghany Corp.............................................................     2,128      1,007,651       0.0%
    Allied World Assurance Co. Holdings AG.....................................   513,539     21,126,994       0.1%
    Allstate Corp. (The)....................................................... 1,129,033     78,648,439       0.4%
    American Financial Group, Inc..............................................   458,785     28,995,212       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
Financials -- (Continued)
    American International Group, Inc..........................................  2,903,721 $163,450,455       0.9%
    American National Insurance Co.............................................     62,827    6,286,470       0.0%
    Assurant, Inc..............................................................    357,292   21,959,166       0.1%
#   Assured Guaranty, Ltd......................................................    154,773    4,022,550       0.0%
#   Axis Capital Holdings, Ltd.................................................    550,404   28,654,032       0.2%
    Bank of America Corp....................................................... 15,546,531  247,656,239       1.3%
    Bank of New York Mellon Corp. (The)........................................  2,970,420  125,767,583       0.7%
#   BB&T Corp..................................................................    851,522   32,604,777       0.2%
    Capital One Financial Corp.................................................  2,044,209  165,274,298       0.9%
    Chubb Corp. (The)..........................................................    206,900   20,348,615       0.1%
#   Cincinnati Financial Corp..................................................     29,070    1,472,105       0.0%
#   CIT Group, Inc.............................................................     25,124    1,131,334       0.0%
    Citigroup, Inc.............................................................  4,980,715  265,571,724       1.4%
    City National Corp.........................................................      1,633      152,196       0.0%
#   CME Group, Inc.............................................................  1,222,099  111,101,020       0.6%
#   CNA Financial Corp.........................................................    459,368   18,512,530       0.1%
    Comerica, Inc..............................................................        600       28,446       0.0%
#*  E*TRADE Financial Corp.....................................................    114,229    3,288,653       0.0%
    Everest Re Group, Ltd......................................................    159,124   28,468,875       0.1%
#   Fifth Third Bancorp........................................................  2,339,660   46,793,200       0.2%
#*  Genworth Financial, Inc. Class A...........................................  2,162,909   19,011,970       0.1%
    Goldman Sachs Group, Inc. (The)............................................  1,243,356  244,219,985       1.3%
    Hartford Financial Services Group, Inc. (The)..............................  2,457,775  100,203,487       0.5%
    HCC Insurance Holdings, Inc................................................     19,760    1,125,530       0.0%
#   Hudson City Bancorp, Inc...................................................     71,664      666,475       0.0%
#   Huntington Bancshares, Inc.................................................  1,535,930   16,680,200       0.1%
    JPMorgan Chase & Co........................................................ 10,421,544  659,266,873       3.4%
    KeyCorp....................................................................    623,739    9,013,029       0.0%
    Legg Mason, Inc............................................................    588,647   30,992,264       0.2%
#   Leucadia National Corp.....................................................    140,625    3,342,656       0.0%
    Lincoln National Corp......................................................  1,311,324   74,076,693       0.4%
    Loews Corp.................................................................  1,977,244   82,332,440       0.4%
#   M&T Bank Corp..............................................................    284,541   34,051,021       0.2%
*   Markel Corp................................................................        600      444,384       0.0%
    MetLife, Inc...............................................................  2,189,692  112,309,303       0.6%
    Morgan Stanley.............................................................  3,805,140  141,969,773       0.7%
    NASDAQ OMX Group, Inc. (The)...............................................    769,936   37,441,988       0.2%
#   New York Community Bancorp, Inc............................................     82,066    1,410,714       0.0%
#   Old Republic International Corp............................................    632,434    9,669,916       0.1%
    PartnerRe, Ltd.............................................................    197,083   25,226,624       0.1%
#   People's United Financial, Inc.............................................    145,708    2,201,648       0.0%
    PNC Financial Services Group, Inc. (The)...................................    997,176   91,470,954       0.5%
#   Principal Financial Group, Inc.............................................    952,189   48,675,902       0.3%
#   Prudential Financial, Inc..................................................  1,149,095   93,766,152       0.5%
    Regions Financial Corp.....................................................  5,599,418   55,042,279       0.3%
#   Reinsurance Group of America, Inc..........................................    331,493   30,371,389       0.2%
    RenaissanceRe Holdings, Ltd................................................     56,971    5,838,958       0.0%
    State Street Corp..........................................................    121,757    9,389,900       0.0%
    SunTrust Banks, Inc........................................................  1,414,848   58,716,192       0.3%
#   Torchmark Corp.............................................................     23,697    1,329,639       0.0%
    Travelers Cos., Inc. (The).................................................    939,429   94,985,666       0.5%
    Unum Group.................................................................  1,307,646   44,669,187       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Financials -- (Continued)
    Validus Holdings, Ltd......................................................    167,263 $    6,996,611       0.0%
    Wells Fargo & Co...........................................................  4,175,882    230,091,098       1.2%
#   WR Berkley Corp............................................................     87,537      4,288,438       0.0%
#   XL Group P.L.C.............................................................  1,327,498     49,223,626       0.3%
#   Zions Bancorporation.......................................................    724,586     20,531,144       0.1%
                                                                                           --------------      ----
Total Financials...............................................................             3,955,746,010      20.7%
                                                                                           --------------      ----
Health Care -- (10.8%)
#*  Actavis P.L.C..............................................................    301,375     85,246,933       0.5%
    Aetna, Inc.................................................................  2,009,110    214,713,586       1.1%
    Agilent Technologies, Inc..................................................    548,756     22,702,036       0.1%
    Anthem, Inc................................................................  1,674,297    252,701,646       1.3%
    Becton Dickinson and Co....................................................     70,518      9,933,871       0.1%
*   Bio-Rad Laboratories, Inc. Class A.........................................      1,222        164,298       0.0%
*   Boston Scientific Corp.....................................................  6,573,232    117,134,994       0.6%
    Cigna Corp.................................................................    320,341     39,927,302       0.2%
#*  Community Health Systems, Inc..............................................    337,268     18,104,546       0.1%
#*  Express Scripts Holding Co.................................................  2,947,224    254,640,154       1.3%
#*  Hologic, Inc...............................................................  1,211,606     40,879,586       0.2%
    Humana, Inc................................................................    707,042    117,086,155       0.6%
#*  Mallinckrodt P.L.C.........................................................     19,194      2,172,377       0.0%
#*  MEDNAX, Inc................................................................      4,300        304,354       0.0%
#   Omnicare, Inc..............................................................    556,064     48,922,511       0.3%
    Perrigo Co. P.L.C..........................................................     13,380      2,452,286       0.0%
#   Pfizer, Inc................................................................ 19,796,068    671,680,587       3.5%
#   Quest Diagnostics, Inc.....................................................    228,176     16,296,330       0.1%
#   Teleflex, Inc..............................................................     91,713     11,277,030       0.1%
    Thermo Fisher Scientific, Inc..............................................  1,315,969    165,390,984       0.9%
    UnitedHealth Group, Inc....................................................    912,609    101,664,643       0.5%
                                                                                           --------------      ----
Total Health Care..............................................................             2,193,396,209      11.5%
                                                                                           --------------      ----
Industrials -- (12.1%)
#   ADT Corp. (The)............................................................    696,004     26,169,750       0.1%
#*  AECOM......................................................................    131,051      4,135,970       0.0%
#   AGCO Corp..................................................................    279,803     14,412,653       0.1%
#   Air Lease Corp.............................................................        100          3,863       0.0%
    Alaska Air Group, Inc......................................................     15,340        982,680       0.0%
#   AMERCO.....................................................................        474        152,647       0.0%
*   Avis Budget Group, Inc.....................................................    383,365     20,755,381       0.1%
#   B/E Aerospace, Inc.........................................................    125,099      7,479,669       0.0%
    Carlisle Cos., Inc.........................................................     13,288      1,282,292       0.0%
*   Colfax Corp................................................................      5,579        276,663       0.0%
#   Copa Holdings SA Class A...................................................      7,183        796,523       0.0%
    CSX Corp...................................................................  5,382,618    194,258,684       1.0%
    Danaher Corp...............................................................    364,647     29,857,296       0.2%
    Eaton Corp. P.L.C..........................................................  1,260,415     86,628,323       0.5%
    FedEx Corp.................................................................    843,839    143,089,779       0.8%
    General Electric Co........................................................ 28,575,994    773,837,918       4.1%
#*  Genesee & Wyoming, Inc. Class A............................................     17,661      1,641,590       0.0%
#*  Hertz Global Holdings, Inc.................................................  1,345,507     28,040,366       0.2%
    Ingersoll-Rand P.L.C.......................................................        100          6,584       0.0%
#*  Jacobs Engineering Group, Inc..............................................    175,921      7,539,974       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Industrials -- (Continued)
#*  JetBlue Airways Corp.......................................................  1,239,040 $   25,437,491       0.1%
#   Joy Global, Inc............................................................     84,284      3,593,870       0.0%
#   Kansas City Southern.......................................................     19,953      2,044,983       0.0%
    KAR Auction Services, Inc..................................................      9,789        364,249       0.0%
*   Kirby Corp.................................................................      8,593        674,808       0.0%
    L-3 Communications Holdings, Inc...........................................    429,306     49,331,552       0.3%
    Manpowergroup, Inc.........................................................     41,004      3,498,871       0.0%
    Nielsen NV.................................................................    420,818     18,911,561       0.1%
#   Norfolk Southern Corp......................................................  1,611,307    162,500,311       0.9%
    Northrop Grumman Corp......................................................  1,364,645    210,209,916       1.1%
#   Orbital ATK, Inc...........................................................     28,988      2,120,762       0.0%
#   Oshkosh Corp...............................................................     25,867      1,392,679       0.0%
#   Owens Corning..............................................................    579,048     22,385,996       0.1%
#   Pentair P.L.C..............................................................    816,835     50,766,295       0.3%
#   Precision Castparts Corp...................................................     75,847     15,676,816       0.1%
*   Quanta Services, Inc.......................................................    554,686     16,035,972       0.1%
    Republic Services, Inc.....................................................  1,746,314     70,952,738       0.4%
    Ryder System, Inc..........................................................    103,082      9,829,900       0.1%
#   Southwest Airlines Co......................................................  3,905,821    158,420,100       0.8%
    SPX Corp...................................................................     22,870      1,760,990       0.0%
    Stanley Black & Decker, Inc................................................    849,309     83,826,798       0.4%
    Textron, Inc...............................................................    105,614      4,644,904       0.0%
#   Towers Watson & Co. Class A................................................      3,045        386,426       0.0%
#   Trinity Industries, Inc....................................................    125,128      3,389,718       0.0%
    Union Pacific Corp.........................................................  1,765,010    187,497,012       1.0%
#*  United Rentals, Inc........................................................     51,317      4,956,196       0.0%
#*  Veritiv Corp...............................................................     34,783      1,382,276       0.0%
#   Waste Connections, Inc.....................................................    144,413      6,846,620       0.0%
                                                                                           --------------      ----
Total Industrials..............................................................             2,460,188,415      12.9%
                                                                                           --------------      ----
Information Technology -- (9.1%)
    Activision Blizzard, Inc...................................................  2,987,304     68,155,341       0.4%
    Amdocs, Ltd................................................................     22,178      1,221,343       0.0%
*   Arrow Electronics, Inc.....................................................    568,882     33,967,944       0.2%
    Avnet, Inc.................................................................    694,662     29,613,441       0.2%
*   Blackhawk Network Holdings, Inc. Class B...................................     16,109        591,361       0.0%
    Brocade Communications Systems, Inc........................................    602,687      6,810,363       0.0%
#   CA, Inc....................................................................  1,532,219     48,678,598       0.3%
    Cisco Systems, Inc......................................................... 12,332,314    355,540,613       1.9%
    Computer Sciences Corp.....................................................    318,655     20,537,315       0.1%
    Corning, Inc...............................................................  3,958,709     82,855,779       0.4%
    EMC Corp...................................................................  4,399,598    118,393,182       0.6%
    Fidelity National Information Services, Inc................................  1,355,832     84,725,942       0.4%
#*  First Solar, Inc...........................................................    154,302      9,207,200       0.1%
    Hewlett-Packard Co.........................................................  9,619,949    317,169,719       1.7%
    IAC/InterActiveCorp........................................................    120,638      8,422,945       0.0%
#*  Ingram Micro, Inc. Class A.................................................    715,108     17,992,117       0.1%
    Intel Corp.................................................................  8,749,317    284,790,268       1.5%
#   Jabil Circuit, Inc.........................................................    230,402      5,188,653       0.0%
    Juniper Networks, Inc......................................................    922,663     24,385,983       0.1%
    Lam Research Corp..........................................................    336,279     25,415,967       0.1%
    Marvell Technology Group, Ltd..............................................    398,733      5,586,249       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Information Technology -- (Continued)
#*  Micron Technology, Inc.....................................................  3,313,798 $   93,217,138       0.5%
*   NCR Corp...................................................................      3,717        101,995       0.0%
#   NVIDIA Corp................................................................    853,991     18,954,330       0.1%
*   ON Semiconductor Corp......................................................     22,525        259,488       0.0%
    Symantec Corp..............................................................    975,622     24,317,378       0.1%
    Western Digital Corp.......................................................    564,843     55,207,755       0.3%
    Xerox Corp.................................................................  5,901,524     67,867,526       0.4%
*   Yahoo!, Inc................................................................    877,399     37,346,488       0.2%
                                                                                           --------------       ---
Total Information Technology...................................................             1,846,522,421       9.7%
                                                                                           --------------       ---
Materials -- (3.6%)
#   Alcoa, Inc.................................................................  4,826,610     64,773,106       0.3%
    Ashland, Inc...............................................................    388,650     49,109,814       0.3%
    Bemis Co., Inc.............................................................    107,209      4,824,405       0.0%
    CF Industries Holdings, Inc................................................     72,219     20,760,796       0.1%
    Dow Chemical Co. (The).....................................................  1,156,074     58,959,774       0.3%
    Eastman Chemical Co........................................................    199,653     15,217,552       0.1%
#   Freeport-McMoRan, Inc......................................................  4,182,311     97,322,377       0.5%
    Huntsman Corp..............................................................     18,579        428,246       0.0%
    International Paper Co.....................................................  1,992,585    107,041,666       0.6%
    MeadWestvaco Corp..........................................................    841,379     41,059,295       0.2%
    Mosaic Co. (The)...........................................................  1,021,330     44,938,520       0.2%
    Newmont Mining Corp........................................................  1,384,540     36,676,465       0.2%
#   Nucor Corp.................................................................  1,231,704     60,181,057       0.3%
    Reliance Steel & Aluminum Co...............................................    359,269     23,251,890       0.1%
    Rock-Tenn Co. Class A......................................................    532,574     33,541,511       0.2%
    Sonoco Products Co.........................................................     39,380      1,759,892       0.0%
    Steel Dynamics, Inc........................................................    912,904     20,202,566       0.1%
#   United States Steel Corp...................................................      3,958         95,071       0.0%
    Vulcan Materials Co........................................................    576,239     49,279,959       0.3%
                                                                                           --------------       ---
Total Materials................................................................               729,423,962       3.8%
                                                                                           --------------       ---
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc........................................    100,086      3,010,581       0.0%
                                                                                           --------------       ---
Telecommunication Services -- (4.2%)
#   AT&T, Inc.................................................................. 20,643,229    715,081,453       3.7%
#   CenturyLink, Inc...........................................................  2,317,840     83,349,527       0.4%
#   Frontier Communications Corp...............................................  2,395,813     16,435,277       0.1%
#*  Sprint Corp................................................................  2,096,161     10,753,306       0.1%
#*  T-Mobile US, Inc...........................................................    726,568     24,732,375       0.1%
#*  United States Cellular Corp................................................    222,625      8,221,541       0.1%
#*  Windstream Holdings, Inc...................................................     83,405        974,170       0.0%
                                                                                           --------------       ---
Total Telecommunication Services...............................................               859,547,649       4.5%
                                                                                           --------------       ---
Utilities -- (0.3%)
*   Calpine Corp...............................................................    916,143     19,981,079       0.1%
#   NRG Energy, Inc............................................................  1,541,737     38,913,442       0.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                            SHARES        VALUE+      OF NET ASSETS**
                                          ----------- --------------- ---------------
Utilities -- (Continued)
#            UGI Corp....................     289,750 $    10,086,197        0.1%
                                                      ---------------      -----
Total Utilities..........................                  68,980,718        0.4%
                                                      ---------------      -----
TOTAL COMMON STOCKS......................              19,092,259,040       99.9%
                                                      ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent
             Value Rights................     196,076         198,998        0.0%
(degrees)#*  Safeway PDC, LLC Contingent
             Value Rights................     196,076           9,568        0.0%
                                                      ---------------      -----
TOTAL RIGHTS/WARRANTS....................                     208,566        0.0%
                                                      ---------------      -----
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@ DFA Short Term Investment Fund...... 107,345,414   1,241,986,437        6.5%
                                                      ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,673,864,902).................             $20,334,454,043      106.4%
                                                      ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 2,468,216,719             --   --    $ 2,468,216,719
   Consumer Staples..............   1,096,213,169             --   --      1,096,213,169
   Energy........................   3,411,013,187             --   --      3,411,013,187
   Financials....................   3,955,746,010             --   --      3,955,746,010
   Health Care...................   2,193,396,209             --   --      2,193,396,209
   Industrials...................   2,460,188,415             --   --      2,460,188,415
   Information Technology........   1,846,522,421             --   --      1,846,522,421
   Materials.....................     729,423,962             --   --        729,423,962
   Real Estate Investment Trusts.       3,010,581             --   --          3,010,581
   Telecommunication Services....     859,547,649             --   --        859,547,649
   Utilities.....................      68,980,718             --   --         68,980,718
Rights/Warrants..................              -- $      208,566   --            208,566
Securities Lending Collateral....              --  1,241,986,437   --      1,241,986,437
                                  --------------- --------------   --    ---------------
TOTAL............................ $19,092,259,040 $1,242,195,003   --    $20,334,454,043
                                  =============== ==============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.8%)
    Alumina, Ltd............................................................... 4,595,906 $  5,576,895       0.1%
    Alumina, Ltd. Sponsored ADR................................................   172,484      831,235       0.0%
    AMP, Ltd...................................................................   368,252    1,865,370       0.0%
    Asciano, Ltd............................................................... 4,216,676   21,909,485       0.2%
    Bank of Queensland, Ltd....................................................   871,759    8,952,037       0.1%
#   Bendigo & Adelaide Bank, Ltd...............................................   826,382    7,866,372       0.1%
    BHP Billiton, Ltd.......................................................... 1,698,690   43,378,378       0.4%
#   BHP Billiton, Ltd. Sponsored ADR...........................................   776,661   39,834,943       0.4%
    BlueScope Steel, Ltd.......................................................   798,758    2,197,801       0.0%
    Boral, Ltd................................................................. 2,121,437   10,567,716       0.1%
#   CIMIC Group, Ltd...........................................................    60,472    1,001,403       0.0%
    Echo Entertainment Group, Ltd.............................................. 1,832,302    6,542,336       0.1%
#   Fortescue Metals Group, Ltd................................................ 2,888,182    4,879,047       0.1%
    GrainCorp, Ltd. Class A....................................................    94,726      738,434       0.0%
#   Harvey Norman Holdings, Ltd................................................ 1,068,950    3,707,147       0.0%
    Incitec Pivot, Ltd......................................................... 4,638,959   14,568,736       0.2%
    Lend Lease Group...........................................................   707,464    8,939,004       0.1%
    Macquarie Group, Ltd....................................................... 1,166,354   71,465,422       0.7%
#   Metcash, Ltd...............................................................   370,699      386,959       0.0%
    National Australia Bank, Ltd............................................... 2,095,885   60,687,121       0.6%
    New Hope Corp., Ltd........................................................    55,578       95,689       0.0%
*   Newcrest Mining, Ltd....................................................... 2,245,441   25,170,220       0.3%
#   Orica, Ltd.................................................................   216,864    3,436,786       0.0%
    Origin Energy, Ltd......................................................... 2,407,598   24,065,585       0.2%
#   Primary Health Care, Ltd...................................................   731,483    2,863,014       0.0%
*   Qantas Airways, Ltd........................................................ 3,218,770    8,603,576       0.1%
    QBE Insurance Group, Ltd................................................... 2,266,393   24,444,725       0.2%
    Rio Tinto, Ltd.............................................................   384,551   17,334,513       0.2%
    Santos, Ltd................................................................ 4,404,343   28,682,568       0.3%
#   Seven Group Holdings, Ltd..................................................   282,605    1,635,953       0.0%
#   Sims Metal Management, Ltd.................................................   189,439    1,614,582       0.0%
    Sims Metal Management, Ltd. Sponsored ADR..................................   124,013    1,044,189       0.0%
    Suncorp Group, Ltd......................................................... 3,175,610   32,840,161       0.3%
    Tabcorp Holdings, Ltd...................................................... 2,298,480    8,830,010       0.1%
    Tatts Group, Ltd........................................................... 4,306,805   13,719,067       0.1%
    Toll Holdings, Ltd......................................................... 2,149,986   15,217,003       0.2%
    Treasury Wine Estates, Ltd................................................. 1,372,955    6,021,456       0.1%
#   Washington H Soul Pattinson & Co., Ltd.....................................    87,756    1,028,713       0.0%
    Wesfarmers, Ltd............................................................ 2,171,552   74,851,884       0.8%
    Woodside Petroleum, Ltd.................................................... 1,428,197   39,385,674       0.4%
#   WorleyParsons, Ltd.........................................................    80,413      738,164       0.0%
                                                                                          ------------       ---
TOTAL AUSTRALIA................................................................            647,519,373       6.5%
                                                                                          ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG........................................................   358,601   10,124,601       0.1%
    OMV AG.....................................................................    93,780    3,121,342       0.0%
#   Raiffeisen Bank International AG...........................................    57,158      948,843       0.0%
                                                                                          ------------       ---
TOTAL AUSTRIA..................................................................             14,194,786       0.1%
                                                                                          ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
BELGIUM -- (1.2%)
#   Ageas......................................................................   594,176 $ 22,324,507       0.2%
    Belgacom SA................................................................    93,033    3,464,999       0.0%
    Colruyt SA.................................................................     1,956       92,445       0.0%
    Delhaize Group SA..........................................................   246,555   19,847,755       0.2%
    Delhaize Group SA Sponsored ADR............................................   211,600    4,236,232       0.1%
*   KBC Groep NV...............................................................   354,770   23,341,482       0.2%
    Solvay SA..................................................................   198,220   29,186,901       0.3%
#   UCB SA.....................................................................   213,849   15,404,152       0.2%
#   Umicore SA.................................................................   187,273    9,308,711       0.1%
                                                                                          ------------       ---
TOTAL BELGIUM..................................................................            127,207,184       1.3%
                                                                                          ------------       ---
CANADA -- (7.7%)
#   Agnico Eagle Mines, Ltd....................................................   331,609   10,047,753       0.1%
    Agrium, Inc................................................................   239,462   24,815,447       0.3%
    Bank of Montreal...........................................................   860,326   56,179,288       0.6%
    Barrick Gold Corp.(2024644)................................................   706,442    9,181,111       0.1%
    Barrick Gold Corp.(067901108).............................................. 3,305,368   43,035,891       0.4%
#*  BlackBerry, Ltd.(09228F103)................................................   284,796    2,893,527       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)..................................................   326,930    3,319,430       0.0%
#   Bonavista Energy Corp......................................................    27,416      188,833       0.0%
    Cameco Corp.(13321L108)....................................................   150,635    2,648,163       0.0%
    Cameco Corp.(2166160)......................................................   506,586    8,909,867       0.1%
    Canadian Natural Resources, Ltd.(136385101)................................   900,321   29,935,673       0.3%
    Canadian Natural Resources, Ltd.(2171573).................................. 1,849,320   61,449,846       0.6%
    Canadian Oil Sands, Ltd....................................................   110,481    1,200,502       0.0%
#   Canadian Tire Corp., Ltd. Class A..........................................   285,569   30,246,881       0.3%
    Cenovus Energy, Inc........................................................   591,014   11,122,883       0.1%
    Crescent Point Energy Corp.(22576C101).....................................   380,539    9,932,065       0.1%
#   Crescent Point Energy Corp.(B67C8W8).......................................   366,047    9,560,001       0.1%
    Eldorado Gold Corp.(2307873)...............................................   881,059    4,388,864       0.1%
    Eldorado Gold Corp.(284902103).............................................   109,318      542,217       0.0%
    Empire Co., Ltd............................................................    76,425    5,521,730       0.1%
#   Enbridge Income Fund Holdings, Inc.........................................    34,200    1,101,827       0.0%
    Encana Corp................................................................ 2,603,103   36,990,094       0.4%
    Enerplus Corp.(292766102)..................................................   129,489    1,632,856       0.0%
#   Enerplus Corp.(B584T89)....................................................   291,127    3,682,220       0.0%
    Ensign Energy Services, Inc................................................   452,198    3,605,590       0.0%
    Fairfax Financial Holdings, Ltd............................................    63,908   34,907,063       0.4%
    First Quantum Minerals, Ltd................................................ 1,695,455   25,969,337       0.3%
#   Genworth MI Canada, Inc....................................................   112,861    3,288,076       0.0%
    George Weston, Ltd.........................................................    78,313    6,468,855       0.1%
    Goldcorp, Inc.(380956409)..................................................     3,218       60,595       0.0%
    Goldcorp, Inc.(2676302)....................................................   668,943   12,591,542       0.1%
#   Husky Energy, Inc..........................................................   857,666   19,179,303       0.2%
#   Industrial Alliance Insurance & Financial Services, Inc....................   239,036    8,699,603       0.1%
*   Kinross Gold Corp.......................................................... 3,868,295    9,394,202       0.1%
    Loblaw Cos., Ltd...........................................................     1,282       65,168       0.0%
*   Lundin Mining Corp.........................................................   774,699    3,852,627       0.1%
    Magna International, Inc...................................................   312,636   15,754,885       0.2%
    Manulife Financial Corp.(56501R106)........................................   123,961    2,257,330       0.0%
#   Manulife Financial Corp.(2492519).......................................... 3,287,435   59,835,949       0.6%
    Maple Leaf Foods, Inc......................................................   103,446    1,984,894       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
CANADA -- (Continued)
*   MEG Energy Corp............................................................   108,047 $  2,083,923       0.0%
#*  New Gold, Inc..............................................................   555,099    1,863,366       0.0%
#   Osisko Gold Royalties, Ltd.................................................       600        8,041       0.0%
#   Pacific Rubiales Energy Corp...............................................   892,124    3,016,880       0.0%
    Pan American Silver Corp...................................................    16,837      161,183       0.0%
#   Pengrowth Energy Corp......................................................   694,497    2,331,300       0.0%
#   Penn West Petroleum, Ltd................................................... 1,034,275    2,571,757       0.0%
    Precision Drilling Corp.(B5YPLH9)..........................................   793,285    5,772,932       0.1%
    Precision Drilling Corp.(74022D308)........................................    14,251      103,605       0.0%
#   Sun Life Financial, Inc....................................................   910,527   29,138,373       0.3%
    Suncor Energy, Inc.(B3NB1P2)............................................... 3,750,370  122,131,817       1.2%
    Suncor Energy, Inc.(867224107).............................................    73,439    2,394,111       0.0%
    Talisman Energy, Inc.(2068299)............................................. 3,783,418   30,198,355       0.3%
    Talisman Energy, Inc.(87425E103)...........................................   118,049      940,851       0.0%
    Teck Resources, Ltd. Class A...............................................     4,115       66,850       0.0%
#   Teck Resources, Ltd. Class B............................................... 1,123,435   17,030,772       0.2%
#   Thomson Reuters Corp.......................................................   464,678   19,091,661       0.2%
#   TMX Group, Ltd.............................................................     9,500      423,386       0.0%
#   TransAlta Corp.(2901628)...................................................   822,852    8,184,189       0.1%
    TransAlta Corp.(89346D107).................................................    88,516      878,079       0.0%
*   Turquoise Hill Resources, Ltd.(900435108)..................................   127,382      529,909       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)....................................   780,677    3,274,120       0.0%
    West Fraser Timber Co., Ltd................................................    50,666    2,607,000       0.0%
#   Whitecap Resources, Inc....................................................   675,235    8,366,982       0.1%
#   WSP Global, Inc............................................................    73,238    2,610,223       0.0%
    Yamana Gold, Inc........................................................... 1,426,728    5,451,486       0.1%
                                                                                          ------------       ---
TOTAL CANADA...................................................................            847,673,139       8.5%
                                                                                          ------------       ---
DENMARK -- (1.3%)
    AP Moeller--Maersk A.S. Class A............................................     6,961   13,420,079       0.1%
    AP Moeller--Maersk A.S. Class B............................................    19,275   38,252,862       0.4%
    Carlsberg A.S. Class B.....................................................   334,440   30,490,405       0.3%
    Danske Bank A.S............................................................   618,288   17,535,064       0.2%
*   H Lundbeck A.S.............................................................   135,698    2,639,461       0.0%
*   Jyske Bank A.S.............................................................   122,137    5,980,909       0.1%
    TDC A.S.................................................................... 2,749,229   20,930,998       0.2%
    Vestas Wind Systems A.S....................................................   310,869   14,100,224       0.1%
                                                                                          ------------       ---
TOTAL DENMARK..................................................................            143,350,002       1.4%
                                                                                          ------------       ---
FINLAND -- (0.7%)
    Fortum Oyj................................................................. 1,444,065   28,516,536       0.3%
#   Kesko Oyj Class A..........................................................       662       25,226       0.0%
    Kesko Oyj Class B..........................................................   138,917    5,675,981       0.1%
    Neste Oil Oyj..............................................................   270,610    7,360,060       0.1%
    Stora Enso Oyj Class R..................................................... 1,691,951   17,804,858       0.2%
    Stora Enso Oyj Sponsored ADR...............................................    91,500      958,920       0.0%
    UPM-Kymmene Oyj............................................................   857,615   15,518,161       0.1%
#   UPM-Kymmene Oyj Sponsored ADR..............................................    69,300    1,243,242       0.0%
                                                                                          ------------       ---
TOTAL FINLAND..................................................................             77,102,984       0.8%
                                                                                          ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
FRANCE -- (7.9%)
#   AXA SA..................................................................... 4,004,754 $101,263,553       1.0%
    AXA SA Sponsored ADR.......................................................   140,900    3,547,862       0.0%
    BNP Paribas SA............................................................. 1,173,096   74,082,501       0.7%
*   Bollore SA(BQR9N80)........................................................    10,000       55,581       0.0%
    Bollore SA(4572709)........................................................ 1,777,440   10,158,148       0.1%
#   Bouygues SA................................................................   709,374   29,286,280       0.3%
    Cap Gemini SA..............................................................       795       70,831       0.0%
    Casino Guichard Perrachon SA...............................................   178,667   15,799,075       0.2%
#*  CGG SA Sponsored ADR.......................................................   128,590      915,561       0.0%
    Cie de Saint-Gobain........................................................ 1,565,233   71,135,279       0.7%
    Cie Generale des Etablissements Michelin...................................   334,818   37,337,500       0.4%
    CNP Assurances.............................................................   408,378    7,339,966       0.1%
    Credit Agricole SA.........................................................   858,491   13,356,700       0.1%
    Eiffage SA.................................................................    46,924    2,861,535       0.0%
    Electricite de France SA...................................................   507,407   12,910,903       0.1%
#   GDF Suez................................................................... 3,247,971   66,084,477       0.7%
    Groupe Eurotunnel SE.......................................................    61,064      979,012       0.0%
#   Lafarge SA.................................................................   519,321   37,892,189       0.4%
    Lagardere SCA..............................................................   221,491    7,110,054       0.1%
    Natixis SA................................................................. 2,133,151   17,657,076       0.2%
    Orange SA.................................................................. 3,989,277   65,708,630       0.7%
*   Peugeot SA................................................................. 1,247,729   23,589,076       0.2%
#   Renault SA.................................................................   759,515   79,914,398       0.8%
    Rexel SA...................................................................   568,634   10,716,837       0.1%
#   SCOR SE....................................................................   318,283   11,455,558       0.1%
    Societe Generale SA........................................................ 1,435,323   71,758,485       0.7%
    STMicroelectronics NV...................................................... 1,904,563   15,189,986       0.2%
    Total SA...................................................................   796,926   43,153,504       0.4%
    Vallourec SA...............................................................   290,641    6,853,551       0.1%
    Vivendi SA................................................................. 1,399,558   35,085,078       0.3%
                                                                                          ------------       ---
TOTAL FRANCE...................................................................            873,269,186       8.7%
                                                                                          ------------       ---
GERMANY -- (6.9%)
#   Allianz SE.................................................................   768,935  130,883,988       1.3%
    Allianz SE ADR............................................................. 2,811,910   48,364,852       0.5%
    Bayerische Motoren Werke AG................................................   829,743   97,880,295       1.0%
    Celesio AG.................................................................    38,151    1,132,109       0.0%
*   Commerzbank AG............................................................. 1,603,495   21,632,569       0.2%
    Daimler AG................................................................. 2,214,556  212,922,187       2.1%
#   Deutsche Bank AG(D18190898)................................................   543,085   17,433,029       0.2%
    Deutsche Bank AG(5750355)..................................................   791,806   25,323,408       0.3%
*   Deutsche Lufthansa AG......................................................   895,598   12,351,763       0.1%
    Deutsche Telekom AG Sponsored ADR..........................................       628       11,536       0.0%
#   E.ON SE.................................................................... 2,493,630   38,820,838       0.4%
    Fraport AG Frankfurt Airport Services Worldwide............................   106,349    6,726,481       0.1%
#   Hannover Rueck SE..........................................................    47,074    4,785,104       0.1%
#   HeidelbergCement AG........................................................   392,698   30,143,658       0.3%
    K+S AG.....................................................................   444,055   14,475,936       0.1%
    Metro AG...................................................................   337,849   12,245,293       0.1%
#   Muenchener Rueckversicherungs-Gesellschaft AG..............................   273,971   53,478,460       0.5%
    Osram Licht AG.............................................................    56,824    2,993,707       0.0%
#*  Talanx AG..................................................................   108,303    3,445,185       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
GERMANY -- (Continued)
    Telefonica Deutschland Holding AG..........................................  1,344,231 $  8,331,029       0.1%
#   Volkswagen AG..............................................................     73,902   18,720,388       0.2%
                                                                                           ------------       ---
TOTAL GERMANY..................................................................             762,101,815       7.6%
                                                                                           ------------       ---
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd................................................  4,385,000   11,280,284       0.1%
    CK Hutchison Holdings, Ltd.................................................    111,000    2,404,973       0.0%
*   FIH Mobile, Ltd............................................................  3,246,000    1,721,719       0.0%
    Great Eagle Holdings, Ltd..................................................    678,324    2,489,787       0.0%
    Guoco Group, Ltd...........................................................     12,000      146,914       0.0%
    Hang Lung Group, Ltd.......................................................    847,000    4,489,823       0.0%
    Hang Lung Properties, Ltd..................................................  2,530,000    8,536,535       0.1%
    Henderson Land Development Co., Ltd........................................  2,277,177   18,314,990       0.2%
    Hongkong & Shanghai Hotels (The)...........................................  1,690,631    2,478,015       0.0%
    Hopewell Holdings, Ltd.....................................................  1,244,169    4,776,903       0.1%
    Hutchison Whampoa, Ltd.....................................................  5,076,000   74,495,202       0.7%
    Kerry Logistics Network, Ltd...............................................    325,000      522,585       0.0%
    Kerry Properties, Ltd......................................................  1,905,000    7,725,793       0.1%
    MTR Corp., Ltd.............................................................    950,426    4,652,730       0.1%
    New World Development Co., Ltd............................................. 22,810,543   30,196,270       0.3%
    Orient Overseas International, Ltd.........................................    709,500    4,349,980       0.0%
    Shangri-La Asia, Ltd.......................................................  3,750,000    5,697,159       0.1%
    Sino Land Co., Ltd.........................................................  4,993,765    8,798,656       0.1%
    Sun Hung Kai Properties, Ltd...............................................  2,883,920   47,934,718       0.5%
    Swire Pacific, Ltd. Class A................................................  1,011,500   13,655,342       0.1%
    Swire Pacific, Ltd. Class B................................................    407,500    1,037,512       0.0%
    Wharf Holdings, Ltd. (The).................................................  3,706,990   26,780,751       0.3%
    Wheelock & Co., Ltd........................................................  3,443,000   19,320,896       0.2%
                                                                                           ------------       ---
TOTAL HONG KONG................................................................             301,807,537       3.0%
                                                                                           ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland............................................................ 30,521,940   11,798,977       0.1%
    CRH P.L.C..................................................................    295,666    8,307,517       0.1%
#   CRH P.L.C. Sponsored ADR...................................................    215,216    6,015,287       0.1%
                                                                                           ------------       ---
TOTAL IRELAND..................................................................              26,121,781       0.3%
                                                                                           ------------       ---
ISRAEL -- (0.3%)
    Azrieli Group..............................................................     26,077    1,125,001       0.0%
    Bank Hapoalim BM...........................................................  3,220,797   16,110,288       0.2%
*   Bank Leumi Le-Israel BM....................................................  3,225,754   12,537,351       0.1%
    Elbit Systems, Ltd.........................................................        602       46,619       0.0%
*   Israel Discount Bank, Ltd. Class A.........................................    832,836    1,463,055       0.0%
    Migdal Insurance & Financial Holding, Ltd..................................     10,788       13,062       0.0%
*   Mizrahi Tefahot Bank, Ltd..................................................    270,883    3,029,827       0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.........................     13,324      805,036       0.0%
                                                                                           ------------       ---
TOTAL ISRAEL...................................................................              35,130,239       0.4%
                                                                                           ------------       ---
ITALY -- (1.3%)
#*  Banca Monte dei Paschi di Siena SpA........................................  5,536,180    3,411,996       0.1%
*   Banco Popolare SC..........................................................    666,220   10,532,572       0.1%
    Eni SpA....................................................................    547,496   10,504,176       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
ITALY -- (Continued)
*   Finmeccanica SpA...........................................................   185,045 $  2,360,972       0.0%
    Mediobanca SpA............................................................. 1,909,740   18,538,925       0.2%
*   Telecom Italia SpA.........................................................   631,990      745,917       0.0%
#*  Telecom Italia SpA Sponsored ADR........................................... 1,873,200   22,010,100       0.2%
    UniCredit SpA.............................................................. 6,940,290   49,818,281       0.5%
    Unione di Banche Italiane SCPA............................................. 3,582,791   28,437,945       0.3%
                                                                                          ------------       ---
TOTAL ITALY....................................................................            146,360,884       1.5%
                                                                                          ------------       ---
JAPAN -- (19.9%)
    77 Bank, Ltd. (The)........................................................   529,372    3,055,102       0.0%
    Aeon Co., Ltd.............................................................. 2,819,200   35,073,305       0.4%
#   Aisin Seiki Co., Ltd.......................................................   642,200   29,366,476       0.3%
    Alfresa Holdings Corp......................................................   386,000    5,784,864       0.1%
    Amada Holdings Co., Ltd....................................................   563,600    5,687,427       0.1%
    Aoyama Trading Co., Ltd....................................................    20,400      705,598       0.0%
    Asahi Glass Co., Ltd....................................................... 2,364,000   15,909,621       0.2%
    Asahi Kasei Corp........................................................... 3,531,000   33,250,114       0.3%
    Autobacs Seven Co., Ltd....................................................   136,600    2,127,616       0.0%
    Awa Bank, Ltd. (The).......................................................    56,600      335,990       0.0%
    Bank of Kyoto, Ltd. (The)..................................................   709,400    7,733,519       0.1%
    Bank of Yokohama, Ltd. (The)............................................... 2,785,000   17,675,183       0.2%
    Canon Marketing Japan, Inc.................................................   131,800    2,475,823       0.0%
    Chiba Bank, Ltd. (The)..................................................... 1,204,000    9,894,971       0.1%
    Chugoku Bank, Ltd. (The)...................................................   310,800    4,993,354       0.1%
    Citizen Holdings Co., Ltd..................................................   689,600    5,457,280       0.1%
#   Coca-Cola East Japan Co., Ltd..............................................    75,500    1,410,874       0.0%
    Coca-Cola West Co., Ltd....................................................   159,107    2,531,371       0.0%
    COMSYS Holdings Corp.......................................................    56,400      785,752       0.0%
*   Cosmo Oil Co., Ltd......................................................... 1,273,364    1,887,849       0.0%
    Dai Nippon Printing Co., Ltd............................................... 1,335,000   13,791,347       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The).................................... 1,054,900   17,338,228       0.2%
    Daido Steel Co., Ltd.......................................................   675,000    3,227,566       0.0%
#   Daihatsu Motor Co., Ltd....................................................   359,400    5,206,061       0.1%
    Daiichi Sankyo Co., Ltd....................................................   711,000   12,349,136       0.1%
    Denki Kagaku Kogyo K.K.....................................................   992,000    4,050,524       0.0%
    DIC Corp................................................................... 1,508,000    4,562,415       0.1%
    Ebara Corp.................................................................   673,000    2,991,849       0.0%
    Fuji Media Holdings, Inc...................................................    74,400    1,041,580       0.0%
    FUJIFILM Holdings Corp.....................................................   838,600   31,587,556       0.3%
    Fukuoka Financial Group, Inc............................................... 1,218,000    6,997,707       0.1%
#   Fukuyama Transporting Co., Ltd.............................................    85,000      481,642       0.0%
    Furukawa Electric Co., Ltd.................................................   633,000    1,160,221       0.0%
    Glory, Ltd.................................................................   185,800    5,142,446       0.1%
    Gunma Bank, Ltd. (The).....................................................   650,397    4,605,635       0.1%
    H2O Retailing Corp.........................................................   198,900    3,578,754       0.0%
    Hachijuni Bank, Ltd. (The).................................................   620,231    4,835,149       0.1%
    Hankyu Hanshin Holdings, Inc............................................... 1,827,000   11,027,907       0.1%
    Higo Bank, Ltd. (The)......................................................   274,000    1,761,076       0.0%
    Hiroshima Bank, Ltd. (The)................................................. 1,041,000    6,080,296       0.1%
#   Hitachi Capital Corp.......................................................    98,600    2,233,796       0.0%
    Hitachi Chemical Co., Ltd..................................................   225,600    4,366,699       0.0%
#   Hitachi Construction Machinery Co., Ltd....................................   322,800    5,730,867       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
JAPAN -- (Continued)
    Hitachi High-Technologies Corp.............................................     14,600 $    423,103       0.0%
    Hitachi Transport System, Ltd..............................................    105,000    1,693,370       0.0%
    Hokuhoku Financial Group, Inc..............................................  1,919,000    4,589,156       0.1%
    Honda Motor Co., Ltd.......................................................  2,839,900   95,208,668       1.0%
    House Foods Group, Inc.....................................................    111,600    2,279,001       0.0%
    Ibiden Co., Ltd............................................................    459,900    8,043,478       0.1%
    Idemitsu Kosan Co., Ltd....................................................    337,596    6,539,844       0.1%
    Iida Group Holdings Co., Ltd...............................................    108,600    1,457,596       0.0%
    Inpex Corp.................................................................  1,335,200   16,757,195       0.2%
    ITOCHU Corp................................................................  3,608,800   44,435,396       0.4%
    Iyo Bank, Ltd. (The).......................................................    476,000    5,929,517       0.1%
    J Front Retailing Co., Ltd.................................................    894,300   14,902,342       0.2%
    JFE Holdings, Inc..........................................................  1,259,700   28,437,532       0.3%
    Joyo Bank, Ltd. (The)......................................................  1,307,000    7,149,213       0.1%
    JTEKT Corp.................................................................     28,800      490,513       0.0%
    JX Holdings, Inc...........................................................  5,156,233   22,453,755       0.2%
#   K's Holdings Corp..........................................................     71,300    2,380,689       0.0%
    Kagoshima Bank, Ltd. (The).................................................    351,143    2,527,523       0.0%
    Kamigumi Co., Ltd..........................................................    442,000    4,425,371       0.1%
    Kaneka Corp................................................................  1,045,542    7,289,404       0.1%
#   Kawasaki Kisen Kaisha, Ltd.................................................  3,579,000    9,244,960       0.1%
    Keiyo Bank, Ltd. (The).....................................................    410,000    2,426,938       0.0%
    Kinden Corp................................................................    207,000    2,907,455       0.0%
    Kirin Holdings Co., Ltd....................................................    341,000    4,513,546       0.1%
    Kobe Steel, Ltd............................................................ 12,790,000   23,246,959       0.2%
    Konica Minolta, Inc........................................................  1,762,300   19,459,489       0.2%
    Kuraray Co., Ltd...........................................................  1,109,700   15,006,166       0.2%
    Kurita Water Industries, Ltd...............................................      7,500      194,883       0.0%
    Kyocera Corp...............................................................    229,500   11,980,234       0.1%
    Kyocera Corp. Sponsored ADR................................................     25,197    1,309,236       0.0%
    Kyowa Hakko Kirin Co., Ltd.................................................    163,000    2,386,116       0.0%
    Lintec Corp................................................................      1,700       41,700       0.0%
#   LIXIL Group Corp...........................................................    445,400    9,283,710       0.1%
    Maeda Road Construction Co., Ltd...........................................     36,000      593,301       0.0%
    Marubeni Corp..............................................................  2,982,600   18,468,420       0.2%
    Marui Group Co., Ltd.......................................................    217,242    2,371,545       0.0%
#   Maruichi Steel Tube, Ltd...................................................     68,600    1,732,669       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.........................................      5,000      182,055       0.0%
    Medipal Holdings Corp......................................................    367,600    5,014,982       0.1%
    Mitsubishi Chemical Holdings Corp..........................................  6,096,500   37,958,208       0.4%
    Mitsubishi Corp............................................................  1,045,900   22,567,066       0.2%
#   Mitsubishi Gas Chemical Co., Inc...........................................    609,000    3,402,959       0.0%
    Mitsubishi Heavy Industries, Ltd...........................................    721,000    3,994,858       0.0%
#   Mitsubishi Materials Corp..................................................  4,804,000   17,294,282       0.2%
    Mitsubishi UFJ Financial Group, Inc........................................ 21,459,506  152,455,840       1.5%
    Mitsubishi UFJ Financial Group, Inc. ADR...................................  4,781,372   33,947,741       0.3%
    Mitsui & Co., Ltd..........................................................  1,339,800   18,738,608       0.2%
    Mitsui & Co., Ltd. Sponsored ADR...........................................     11,723    3,315,382       0.0%
    Mitsui Chemicals, Inc......................................................  3,169,800   10,479,325       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.................................  1,497,000    2,688,155       0.0%
    Mitsui Mining & Smelting Co., Ltd..........................................     69,030      164,013       0.0%
#   Mitsui OSK Lines, Ltd......................................................  3,362,000   11,870,238       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
JAPAN -- (Continued)
    Mizuho Financial Group, Inc................................................ 51,633,200 $98,427,317       1.0%
    Mizuho Financial Group, Inc. ADR...........................................    205,757     785,992       0.0%
    MS&AD Insurance Group Holdings, Inc........................................    481,553  13,780,619       0.1%
    Nagase & Co., Ltd..........................................................    235,889   3,117,522       0.0%
    Nanto Bank, Ltd. (The).....................................................     71,000     256,664       0.0%
    NEC Corp................................................................... 10,559,101  35,130,248       0.4%
    NH Foods, Ltd..............................................................    179,536   3,922,598       0.0%
    NHK Spring Co., Ltd........................................................    472,100   5,404,861       0.1%
#   Nikon Corp.................................................................    779,200  11,079,033       0.1%
    Nippo Corp.................................................................    148,000   2,475,158       0.0%
#   Nippon Electric Glass Co., Ltd.............................................    633,000   3,599,661       0.0%
    Nippon Express Co., Ltd....................................................  3,077,238  17,664,723       0.2%
    Nippon Paper Industries Co., Ltd...........................................    334,100   5,826,058       0.1%
    Nippon Shokubai Co., Ltd...................................................    293,000   4,045,350       0.0%
    Nippon Steel & Sumitomo Metal Corp......................................... 19,063,940  49,589,428       0.5%
    Nippon Yusen K.K...........................................................  7,040,000  22,130,266       0.2%
    Nishi-Nippon City Bank, Ltd. (The).........................................  1,412,569   4,501,068       0.1%
    Nissan Motor Co., Ltd......................................................  5,844,900  60,674,102       0.6%
    Nisshin Seifun Group, Inc..................................................    343,218   4,002,663       0.0%
    Nisshinbo Holdings, Inc....................................................    305,000   3,159,185       0.0%
    NOK Corp...................................................................     74,720   2,348,101       0.0%
    Nomura Holdings, Inc.......................................................  2,562,900  16,626,593       0.2%
    Nomura Real Estate Holdings, Inc...........................................    166,300   3,380,382       0.0%
    NTN Corp...................................................................  1,514,000   8,264,214       0.1%
    NTT DOCOMO, Inc............................................................  3,018,500  53,465,121       0.5%
    NTT DOCOMO, Inc. Sponsored ADR.............................................      3,318      58,762       0.0%
    Obayashi Corp..............................................................    355,682   2,375,766       0.0%
    Oji Holdings Corp..........................................................  3,392,000  15,085,677       0.2%
    Otsuka Holdings Co., Ltd...................................................    411,900  13,001,428       0.1%
    Resona Holdings, Inc.......................................................  3,227,600  17,209,772       0.2%
    Ricoh Co., Ltd.............................................................  3,215,400  33,230,277       0.3%
    Rohm Co., Ltd..............................................................    165,400  11,472,933       0.1%
    Sankyo Co., Ltd............................................................     82,500   3,124,816       0.0%
    SBI Holdings, Inc..........................................................    311,800   4,136,214       0.0%
    Seino Holdings Co., Ltd....................................................    315,000   3,615,854       0.0%
    Sekisui Chemical Co., Ltd..................................................    105,000   1,400,063       0.0%
    Sekisui House, Ltd.........................................................  2,117,600  32,824,192       0.3%
    Shiga Bank, Ltd. (The).....................................................    451,185   2,373,604       0.0%
#   Shinsei Bank, Ltd..........................................................  1,911,000   3,910,502       0.0%
    Shizuoka Bank, Ltd. (The)..................................................    998,000  10,987,142       0.1%
    Showa Denko K.K............................................................  5,905,000   8,072,048       0.1%
    Showa Shell Sekiyu K.K.....................................................    231,300   2,231,184       0.0%
    SKY Perfect JSAT Holdings, Inc.............................................    524,100   3,282,775       0.0%
    Sojitz Corp................................................................  1,906,800   3,728,543       0.0%
    Sompo Japan Nipponkoa Holdings, Inc........................................    336,300  10,986,861       0.1%
#*  Sony Corp. Sponsored ADR...................................................  1,167,334  35,288,507       0.4%
    Sumitomo Chemical Co., Ltd.................................................  6,747,000  37,944,781       0.4%
    Sumitomo Corp..............................................................    852,600  10,067,260       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.........................................     69,100     780,758       0.0%
    Sumitomo Electric Industries, Ltd..........................................  2,774,300  39,195,744       0.4%
    Sumitomo Forestry Co., Ltd.................................................    493,000   5,714,452       0.1%
    Sumitomo Heavy Industries, Ltd.............................................  1,646,000  10,226,602       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Metal Mining Co., Ltd.............................................   794,000 $   11,637,812       0.1%
    Sumitomo Mitsui Financial Group, Inc....................................... 2,728,500    119,138,825       1.2%
    Sumitomo Mitsui Trust Holdings, Inc........................................ 4,217,629     18,565,744       0.2%
    Sumitomo Osaka Cement Co., Ltd.............................................   196,000        638,363       0.0%
    Sumitomo Rubber Industries, Ltd............................................   396,600      7,353,492       0.1%
    Suzuken Co., Ltd...........................................................   131,450      4,113,385       0.0%
    Suzuki Motor Corp..........................................................   475,500     15,369,161       0.2%
    T&D Holdings, Inc.......................................................... 2,073,500     29,920,141       0.3%
    Taisho Pharmaceutical Holdings Co., Ltd....................................    47,099      3,309,859       0.0%
    Takashimaya Co., Ltd.......................................................   753,634      7,033,253       0.1%
    TDK Corp...................................................................   525,100     37,824,101       0.4%
    Teijin, Ltd................................................................ 3,936,450     13,371,978       0.1%
    Tokai Rika Co., Ltd........................................................   165,500      4,043,600       0.0%
    Tokio Marine Holdings, Inc.................................................   692,300     28,222,086       0.3%
    Tokyo Broadcasting System Holdings, Inc....................................    83,800      1,098,383       0.0%
    Toppan Printing Co., Ltd................................................... 1,032,000      8,652,636       0.1%
    Toshiba TEC Corp...........................................................    36,000        199,646       0.0%
    Tosoh Corp................................................................. 1,671,000      8,958,678       0.1%
    Toyo Seikan Group Holdings, Ltd............................................   284,849      4,504,252       0.1%
    Toyobo Co., Ltd............................................................   664,000      1,012,252       0.0%
    Toyoda Gosei Co., Ltd......................................................   203,600      4,710,601       0.1%
#   Toyota Boshoku Corp........................................................   156,600      2,325,041       0.0%
#   Toyota Tsusho Corp.........................................................   890,000     22,883,389       0.2%
    Ube Industries, Ltd........................................................ 3,078,000      5,106,530       0.1%
    Ushio, Inc.................................................................    36,800        482,578       0.0%
    Wacoal Holdings Corp.......................................................   172,000      1,911,528       0.0%
#   Yamada Denki Co., Ltd...................................................... 1,608,100      6,582,064       0.1%
#   Yamaguchi Financial Group, Inc.............................................   510,148      6,394,606       0.1%
    Yamaha Corp................................................................   224,600      4,081,469       0.0%
    Yamato Kogyo Co., Ltd......................................................    61,700      1,451,672       0.0%
    Yamazaki Baking Co., Ltd...................................................   145,000      2,566,583       0.0%
    Yokohama Rubber Co., Ltd. (The)............................................   406,000      4,368,796       0.1%
                                                                                          --------------      ----
TOTAL JAPAN....................................................................            2,210,760,199      22.1%
                                                                                          --------------      ----
NETHERLANDS -- (2.7%)
    Aegon NV................................................................... 2,915,542     23,003,329       0.2%
#   Akzo Nobel NV..............................................................    31,747      2,429,081       0.0%
#   ArcelorMittal(B03XPL1)..................................................... 3,474,174     36,970,251       0.4%
#   ArcelorMittal(B295F26).....................................................   638,488      6,825,437       0.1%
    Boskalis Westminster NV....................................................   170,874      8,878,714       0.1%
*   ING Groep NV............................................................... 6,479,202     99,400,933       1.0%
#*  ING Groep NV Sponsored ADR................................................. 1,297,167     19,872,598       0.2%
    Koninklijke Ahold NV.......................................................   246,583      4,777,319       0.0%
    Koninklijke DSM NV.........................................................   654,058     37,301,316       0.4%
    Koninklijke KPN NV......................................................... 3,251,631     12,056,254       0.1%
    Koninklijke Philips NV(500472303)..........................................    73,465      2,101,834       0.0%
    Koninklijke Philips NV(5986622)............................................ 1,384,825     39,667,264       0.4%
#   TNT Express NV.............................................................    72,118        615,604       0.0%
                                                                                          --------------      ----
TOTAL NETHERLANDS..............................................................              293,899,934       2.9%
                                                                                          --------------      ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd........................................   691,489      2,426,575       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd........................................................  1,292,916 $  5,598,998       0.1%
#   Fletcher Building, Ltd.....................................................    442,829    2,803,157       0.0%
                                                                                           ------------       ---
TOTAL NEW ZEALAND..............................................................              10,828,730       0.1%
                                                                                           ------------       ---
NORWAY -- (0.6%)
#   Aker ASA Class A...........................................................     52,913    1,191,659       0.0%
#   DNB ASA....................................................................    508,759    9,038,202       0.1%
#   Norsk Hydro ASA............................................................  1,118,419    5,296,608       0.1%
    Norsk Hydro ASA Sponsored ADR..............................................     59,900      283,327       0.0%
#   Seadrill, Ltd..............................................................    389,333    5,096,369       0.1%
#   SpareBank 1 SR Bank ASA....................................................     67,916      503,693       0.0%
    Statoil ASA................................................................  1,168,285   24,768,061       0.2%
#   Statoil ASA Sponsored ADR..................................................    491,223   10,428,664       0.1%
*   Storebrand ASA.............................................................    777,915    2,750,474       0.0%
    Subsea 7 SA................................................................    669,306    7,434,537       0.1%
    Yara International ASA.....................................................     52,100    2,669,471       0.0%
                                                                                           ------------       ---
TOTAL NORWAY...................................................................              69,461,065       0.7%
                                                                                           ------------       ---
PORTUGAL -- (0.0%)
#*  Banco Comercial Portugues SA...............................................  6,525,893      649,855       0.0%
*   Banco Espirito Santo SA....................................................  2,631,973           --       0.0%
    EDP Renovaveis SA..........................................................    541,158    3,782,865       0.0%
                                                                                           ------------       ---
TOTAL PORTUGAL.................................................................               4,432,720       0.0%
                                                                                           ------------       ---
SINGAPORE -- (1.1%)
    CapitaLand, Ltd............................................................  3,197,300    8,897,558       0.1%
    City Developments, Ltd.....................................................    555,000    4,465,501       0.0%
    DBS Group Holdings, Ltd....................................................  2,037,387   32,374,836       0.3%
    Frasers Centrepoint, Ltd...................................................    439,400      628,624       0.0%
    Golden Agri-Resources, Ltd................................................. 15,835,000    5,009,434       0.1%
    GuocoLand, Ltd.............................................................      9,000       12,906       0.0%
    Hutchison Port Holdings Trust.............................................. 12,638,200    8,515,114       0.1%
#*  Neptune Orient Lines, Ltd..................................................  1,388,004    1,187,629       0.0%
#   Noble Group, Ltd........................................................... 15,073,900    9,816,376       0.1%
#   Olam International, Ltd....................................................    466,600      711,651       0.0%
    OUE, Ltd...................................................................    405,000      675,924       0.0%
    Singapore Airlines, Ltd....................................................  2,371,600   21,852,351       0.2%
#   United Industrial Corp., Ltd...............................................  1,995,066    5,168,362       0.1%
#   UOL Group, Ltd.............................................................  1,001,864    6,024,197       0.1%
    Venture Corp., Ltd.........................................................    536,400    3,420,950       0.0%
    Wheelock Properties Singapore, Ltd.........................................    861,000    1,247,873       0.0%
    Wilmar International, Ltd..................................................  4,154,000   10,202,735       0.1%
                                                                                           ------------       ---
TOTAL SINGAPORE................................................................             120,212,021       1.2%
                                                                                           ------------       ---
SPAIN -- (2.3%)
*   Acciona SA.................................................................     94,122    7,120,702       0.1%
#   Banco de Sabadell SA....................................................... 16,018,603   42,840,987       0.4%
    Banco Popular Espanol SA...................................................  3,608,273   18,774,035       0.2%
    Banco Santander SA.........................................................  3,558,854   26,906,955       0.3%
    Banco Santander SA Sponsored ADR...........................................    760,392    5,718,148       0.1%
    CaixaBank SA...............................................................  2,249,372   11,281,838       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
SPAIN -- (Continued)
    Iberdrola SA............................................................... 14,302,198 $ 95,728,713       0.9%
    Mapfre SA..................................................................  2,258,646    8,393,346       0.1%
    Repsol SA..................................................................  1,624,952   33,496,671       0.3%
                                                                                           ------------       ---
TOTAL SPAIN....................................................................             250,261,395       2.5%
                                                                                           ------------       ---
SWEDEN -- (2.8%)
#   Boliden AB.................................................................  1,081,129   23,488,252       0.2%
    Holmen AB Class A..........................................................      5,131      168,590       0.0%
    Holmen AB Class B..........................................................     26,875      889,238       0.0%
    ICA Gruppen AB.............................................................      2,667       98,935       0.0%
    Meda AB Class A............................................................    308,435    5,177,202       0.1%
    Millicom International Cellular SA.........................................      2,889      225,390       0.0%
    Nordea Bank AB.............................................................  3,699,255   46,999,566       0.5%
    Skandinaviska Enskilda Banken AB Class A...................................  3,767,728   47,611,542       0.5%
    Skandinaviska Enskilda Banken AB Class C...................................     22,560      277,590       0.0%
#*  SSAB AB Class A............................................................    181,327    1,096,931       0.0%
#*  SSAB AB Class B............................................................     77,575      402,896       0.0%
    Svenska Cellulosa AB SCA Class A...........................................     69,959    1,773,606       0.0%
    Svenska Cellulosa AB SCA Class B...........................................  2,234,256   56,515,429       0.6%
    Svenska Handelsbanken AB Class A...........................................    391,721   18,081,421       0.2%
    Svenska Handelsbanken AB Class B...........................................      3,295      150,207       0.0%
    Swedbank AB Class A........................................................    674,237   15,677,813       0.1%
    Tele2 AB Class B...........................................................    740,123    9,871,594       0.1%
#   Telefonaktiebolaget LM Ericsson Class A....................................     28,098      295,252       0.0%
    Telefonaktiebolaget LM Ericsson Class B....................................  4,879,427   53,365,201       0.5%
    Telefonaktiebolaget LM Ericsson Sponsored ADR..............................    891,379    9,733,859       0.1%
    TeliaSonera AB.............................................................  3,717,354   23,111,275       0.2%
                                                                                           ------------       ---
TOTAL SWEDEN...................................................................             315,011,789       3.1%
                                                                                           ------------       ---
SWITZERLAND -- (7.7%)
    ABB, Ltd...................................................................  3,506,609   76,838,333       0.8%
#   ABB, Ltd. Sponsored ADR....................................................     98,484    2,143,997       0.0%
    Adecco SA..................................................................    571,300   46,559,052       0.5%
    Aryzta AG..................................................................    244,085   16,470,142       0.2%
    Baloise Holding AG.........................................................    200,163   26,048,440       0.3%
    Banque Cantonale Vaudoise..................................................        468      275,624       0.0%
    Cie Financiere Richemont SA................................................    591,731   52,742,706       0.5%
    Clariant AG................................................................    951,816   20,896,797       0.2%
    Credit Suisse Group AG.....................................................    290,425    7,686,695       0.1%
#   Credit Suisse Group AG Sponsored ADR.......................................    849,993   21,904,320       0.2%
*   Dufry AG...................................................................      7,921    1,164,679       0.0%
    Holcim, Ltd................................................................    887,877   71,323,585       0.7%
    Julius Baer Group, Ltd.....................................................    245,755   12,862,997       0.1%
    Lonza Group AG.............................................................    162,986   23,044,594       0.2%
    Novartis AG................................................................  1,236,600  126,222,379       1.3%
    Novartis AG ADR............................................................    277,512   28,250,722       0.3%
    Sulzer AG..................................................................     50,596    5,645,912       0.1%
    Swatch Group AG (The)(7184736).............................................     44,280    3,923,434       0.0%
    Swatch Group AG (The)(7184725).............................................      5,406    2,416,780       0.0%
    Swiss Life Holding AG......................................................     75,209   17,847,162       0.2%
    Swiss Re AG................................................................  1,037,390   92,024,136       0.9%
    Syngenta AG................................................................    100,750   33,713,923       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SWITZERLAND -- (Continued)
    UBS Group AG(BRJL176)......................................................  2,463,478 $   49,213,708       0.5%
*   UBS Group AG(H42097107)....................................................    500,015     10,035,301       0.1%
    Zurich Insurance Group AG..................................................    333,311    102,877,494       1.0%
                                                                                           --------------      ----
TOTAL SWITZERLAND..............................................................               852,132,912       8.5%
                                                                                           --------------      ----
UNITED KINGDOM -- (15.7%)
    Anglo American P.L.C.......................................................  3,418,604     57,919,731       0.6%
    Aviva P.L.C................................................................  2,532,795     20,377,491       0.2%
    Barclays P.L.C.............................................................  7,877,108     30,818,789       0.3%
#   Barclays P.L.C. Sponsored ADR..............................................  5,577,889     87,795,973       0.9%
    Barratt Developments P.L.C.................................................  1,006,942      7,988,414       0.1%
    BP P.L.C...................................................................  1,912,816     13,795,984       0.1%
    BP P.L.C. Sponsored ADR....................................................  8,279,050    357,323,797       3.6%
    Carnival P.L.C.............................................................    382,259     17,391,697       0.2%
#   Carnival P.L.C. ADR........................................................    149,048      6,750,384       0.1%
    Glencore P.L.C.............................................................  9,442,477     44,857,120       0.5%
    HSBC Holdings P.L.C........................................................ 11,244,488    112,326,785       1.1%
    HSBC Holdings P.L.C. Sponsored ADR.........................................  2,250,217    111,678,269       1.1%
    Investec P.L.C.............................................................  1,195,168     11,412,535       0.1%
#   J Sainsbury P.L.C..........................................................  5,377,115     22,358,452       0.2%
    Kingfisher P.L.C...........................................................  7,866,494     42,262,955       0.4%
    Lloyds Banking Group P.L.C................................................. 80,211,445     94,992,545       1.0%
    Lloyds Banking Group P.L.C. ADR............................................  1,610,766      7,683,354       0.1%
    Old Mutual P.L.C...........................................................  9,672,569     34,696,655       0.3%
#   Pearson P.L.C. Sponsored ADR...............................................  1,179,255     23,868,121       0.2%
*   Royal Bank of Scotland Group P.L.C.........................................  3,666,673     18,997,120       0.2%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..........................    400,166      4,137,716       0.0%
    Royal Dutch Shell P.L.C.(B03MLX2)..........................................    578,802     18,249,763       0.2%
    Royal Dutch Shell P.L.C.(B03MM40)..........................................    255,146      8,168,701       0.1%
#   Royal Dutch Shell P.L.C. ADR(B03MM73)......................................  3,323,210    214,646,134       2.1%
    Royal Dutch Shell P.L.C. ADR(780259206)....................................    812,214     51,518,734       0.5%
    RSA Insurance Group P.L.C..................................................    551,638      3,608,682       0.0%
    Standard Chartered P.L.C...................................................  4,120,837     67,467,164       0.7%
#   Vedanta Resources P.L.C....................................................     64,463        619,149       0.0%
    Vodafone Group P.L.C....................................................... 34,880,956    122,892,797       1.2%
    Vodafone Group P.L.C. Sponsored ADR........................................  2,686,108     94,551,011       0.9%
    WM Morrison Supermarkets P.L.C.............................................  9,456,529     26,963,198       0.3%
                                                                                           --------------      ----
TOTAL UNITED KINGDOM...........................................................             1,738,119,220      17.3%
                                                                                           --------------      ----
TOTAL COMMON STOCKS............................................................             9,866,958,895      98.5%
                                                                                           --------------      ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Bayerische Motoren Werke AG................................................      5,245        479,281       0.0%
    Porsche Automobil Holding SE...............................................    242,713     23,029,404       0.2%
#   Volkswagen AG..............................................................    213,701     55,016,390       0.6%
                                                                                           --------------      ----
TOTAL GERMANY..................................................................                78,525,075       0.8%
                                                                                           --------------      ----
TOTAL PREFERRED STOCKS.........................................................                78,525,075       0.8%
                                                                                           --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                             PERCENTAGE
                                                                                  SHARES       VALUE++     OF NET ASSETS**
                                                                                ---------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*   Banco Popular Espanol SA Rights............................................  3,608,273 $        68,877        0.0%
*   Banco Santander SA Rights..................................................  3,558,853         586,897        0.0%
                                                                                           ---------------      -----
TOTAL SPAIN....................................................................                    655,774        0.0%
                                                                                           ---------------      -----
TOTAL RIGHTS/WARRANTS..........................................................                    655,774        0.0%
                                                                                           ---------------      -----

                                                                                               VALUE+
                                                                                           ---------------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@ DFA Short Term Investment Fund............................................ 98,338,208   1,137,773,070       11.3%
                                                                                           ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,751,627,190)............................            $11,083,912,814      110.6%
                                                                                           ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $   41,710,367 $  605,809,006   --    $   647,519,373
   Austria....................             --     14,194,786   --         14,194,786
   Belgium....................      4,236,232    122,970,952   --        127,207,184
   Canada.....................    847,673,139             --   --        847,673,139
   Denmark....................             --    143,350,002   --        143,350,002
   Finland....................      2,202,162     74,900,822   --         77,102,984
   France.....................      4,519,004    868,750,182   --        873,269,186
   Germany....................     65,809,417    696,292,398   --        762,101,815
   Hong Kong..................             --    301,807,537   --        301,807,537
   Ireland....................      6,015,287     20,106,494   --         26,121,781
   Israel.....................        851,655     34,278,584   --         35,130,239
   Italy......................     22,010,100    124,350,784   --        146,360,884
   Japan......................     74,705,620  2,136,054,579   --      2,210,760,199
   Netherlands................     28,799,869    265,100,065   --        293,899,934
   New Zealand................             --     10,828,730   --         10,828,730
   Norway.....................     15,808,360     53,652,705   --         69,461,065
   Portugal...................             --      4,432,720   --          4,432,720
   Singapore..................             --    120,212,021   --        120,212,021
   Spain......................      5,718,148    244,543,247   --        250,261,395
   Sweden.....................      9,733,859    305,277,930   --        315,011,789
   Switzerland................     62,334,340    789,798,572   --        852,132,912
   United Kingdom.............    959,953,493    778,165,727   --      1,738,119,220
Preferred Stocks
   Germany....................             --     78,525,075   --         78,525,075
Rights/Warrants
   Spain......................             --        655,774   --            655,774
Securities Lending Collateral.             --  1,137,773,070   --      1,137,773,070
                               -------------- --------------   --    ---------------
TOTAL......................... $2,152,081,052 $8,931,831,762   --    $11,083,912,814
                               ============== ==============   ==    ===============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (18.4%)
    Accordia Golf Co., Ltd..................................................... 350,289 $ 3,562,660       0.1%
    Adastria Holdings Co., Ltd.................................................  97,320   2,952,382       0.1%
#   Aeon Fantasy Co., Ltd......................................................  56,232     896,204       0.0%
#*  AGORA Hospitality Group Co., Ltd........................................... 591,000     226,658       0.0%
    Ahresty Corp............................................................... 123,400     884,805       0.0%
#*  Aigan Co., Ltd.............................................................  95,200     197,497       0.0%
    Aisan Industry Co., Ltd.................................................... 201,800   1,899,612       0.1%
#   Akebono Brake Industry Co., Ltd............................................ 436,100   1,526,261       0.1%
#   Alpen Co., Ltd............................................................. 109,300   1,785,923       0.1%
    Alpha Corp.................................................................  30,400     333,223       0.0%
    Alpine Electronics, Inc.................................................... 273,700   5,561,940       0.2%
    Amiyaki Tei Co., Ltd.......................................................  23,800     945,622       0.0%
#   Amuse, Inc.................................................................  21,699     563,851       0.0%
*   Anrakutei Co., Ltd.........................................................  22,000      82,525       0.0%
    AOI Pro, Inc...............................................................  44,800     321,984       0.0%
    AOKI Holdings, Inc......................................................... 268,400   3,720,327       0.2%
    Aoyama Trading Co., Ltd.................................................... 307,000  10,618,562       0.4%
    Arata Corp................................................................. 102,000     277,325       0.0%
    Arcland Sakamoto Co., Ltd..................................................  88,100   2,125,057       0.1%
    Asahi Broadcasting Corp....................................................  21,200     206,445       0.0%
#   Asahi Co., Ltd.............................................................  92,300     815,310       0.0%
    Asatsu-DK, Inc............................................................. 198,500   5,457,900       0.2%
#*  Ashimori Industry Co., Ltd................................................. 310,000     415,759       0.0%
#   ASKUL Corp.................................................................  45,300   1,060,669       0.1%
#   Atom Corp.................................................................. 240,800   1,581,218       0.1%
    Atsugi Co., Ltd............................................................ 743,000     768,509       0.0%
    Autobacs Seven Co., Ltd.................................................... 407,300   6,343,909       0.3%
#   Avex Group Holdings, Inc................................................... 237,300   3,662,413       0.2%
    Belluna Co., Ltd........................................................... 246,500   1,190,331       0.1%
#   Best Denki Co., Ltd........................................................ 385,300     476,339       0.0%
#   Bic Camera, Inc............................................................ 483,600   4,822,706       0.2%
    Bookoff Corp...............................................................  63,300     476,611       0.0%
    BRONCO BILLY Co., Ltd......................................................  20,300     910,908       0.0%
    Calsonic Kansei Corp....................................................... 994,000   7,245,934       0.3%
#   Can Do Co., Ltd............................................................  63,500     818,106       0.0%
#   Central Sports Co., Ltd....................................................  31,800     586,971       0.0%
    CHIMNEY Co., Ltd...........................................................  23,900     597,042       0.0%
    Chiyoda Co., Ltd........................................................... 150,900   3,225,478       0.1%
    Chofu Seisakusho Co., Ltd..................................................  83,800   2,003,265       0.1%
#   Chori Co., Ltd.............................................................  71,800   1,137,541       0.1%
    Chuo Spring Co., Ltd....................................................... 196,000     537,051       0.0%
#   Clarion Co., Ltd........................................................... 782,000   2,171,708       0.1%
    Cleanup Corp............................................................... 129,700   1,031,959       0.1%
#   Colowide Co., Ltd.......................................................... 347,000   4,795,158       0.2%
    Corona Corp................................................................  80,100     776,111       0.0%
#   Cross Plus, Inc............................................................  22,000     140,991       0.0%
#*  DA Consortium, Inc......................................................... 144,000     593,076       0.0%
    Daido Metal Co., Ltd....................................................... 184,600   2,003,323       0.1%
#   Daidoh, Ltd................................................................ 137,200     587,242       0.0%
    Daiichikosho Co., Ltd...................................................... 189,100   6,098,801       0.2%
    Daikoku Denki Co., Ltd.....................................................  43,400     657,938       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Dainichi Co., Ltd..........................................................    49,300 $  323,295       0.0%
#   Daisyo Corp................................................................    52,800    663,295       0.0%
    DCM Holdings Co., Ltd......................................................   530,600  4,424,987       0.2%
    Descente, Ltd..............................................................   247,000  3,171,022       0.1%
    Doshisha Co., Ltd..........................................................   141,100  2,116,704       0.1%
    Doutor Nichires Holdings Co., Ltd..........................................   178,686  3,375,035       0.1%
#   Dunlop Sports Co., Ltd.....................................................    75,300    781,407       0.0%
    Dynic Corp.................................................................   174,000    264,960       0.0%
    Eagle Industry Co., Ltd....................................................   147,200  2,972,622       0.1%
#   EDION Corp.................................................................   513,900  3,750,887       0.2%
    Exedy Corp.................................................................   193,000  4,739,984       0.2%
    F T Communications Co., Ltd................................................    14,400    247,887       0.0%
#   F-Tech, Inc................................................................    32,100    330,568       0.0%
#   FCC Co., Ltd...............................................................   197,600  3,205,944       0.1%
#   Fields Corp................................................................    90,900  1,449,815       0.1%
    Fine Sinter Co., Ltd.......................................................    49,000    141,258       0.0%
#   First Juken Co., Ltd.......................................................    19,600    231,883       0.0%
#   Foster Electric Co., Ltd...................................................   130,500  3,377,033       0.1%
    France Bed Holdings Co., Ltd...............................................   691,000  1,033,879       0.1%
#   Fuji Co., Ltd..............................................................   109,900  1,966,070       0.1%
#   Fuji Corp., Ltd............................................................   131,000    726,678       0.0%
    Fuji Kiko Co., Ltd.........................................................   144,000    743,273       0.0%
#   Fuji Kyuko Co., Ltd........................................................   214,000  2,009,125       0.1%
    Fuji Oozx, Inc.............................................................     6,000     25,960       0.0%
    Fujibo Holdings, Inc.......................................................   742,000  1,849,385       0.1%
#   Fujikura Rubber, Ltd.......................................................    73,100    448,465       0.0%
#   Fujishoji Co., Ltd.........................................................    34,400    442,676       0.0%
    Fujita Kanko, Inc..........................................................   105,000    415,552       0.0%
    Fujitsu General, Ltd.......................................................   370,000  5,329,077       0.2%
    FuKoKu Co., Ltd............................................................    40,800    394,308       0.0%
*   Funai Electric Co., Ltd....................................................    39,800    470,181       0.0%
#   Furukawa Battery Co., Ltd. (The)...........................................    95,000    699,197       0.0%
*   Futaba Industrial Co., Ltd.................................................   320,000  1,607,965       0.1%
    G-7 Holdings, Inc..........................................................    29,200    253,365       0.0%
    G-Tekt Corp................................................................   100,000    961,898       0.0%
    Gakken Holdings Co., Ltd...................................................   313,000    661,358       0.0%
    Genki Sushi Co., Ltd.......................................................    32,000    674,522       0.0%
#   Geo Holdings Corp..........................................................   213,200  2,315,700       0.1%
#   GLOBERIDE, Inc.............................................................   623,000  1,027,107       0.1%
    Goldwin, Inc...............................................................   183,000  1,291,916       0.1%
#*  Gourmet Kineya Co., Ltd....................................................    85,000    676,372       0.0%
#   GSI Creos Corp.............................................................   335,000    382,712       0.0%
#   Gulliver International Co., Ltd............................................   387,900  3,034,239       0.1%
    Gunze, Ltd................................................................. 1,080,000  2,903,833       0.1%
#   H-One Co., Ltd.............................................................    67,500    415,386       0.0%
#   Hagihara Industries, Inc...................................................    26,600    453,661       0.0%
    Hakuyosha Co., Ltd.........................................................    65,000    141,897       0.0%
    Happinet Corp..............................................................    93,800  1,081,470       0.1%
    Hard Off Corp. Co., Ltd....................................................    51,000    506,049       0.0%
    Haruyama Trading Co., Ltd..................................................    47,900    316,059       0.0%
    HI-LEX Corp................................................................    56,000  1,792,303       0.1%
#   Hiday Hidaka Corp..........................................................    74,956  1,822,160       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Higashi Nihon House Co., Ltd...............................................   223,000 $1,040,242       0.1%
#   Himaraya Co., Ltd..........................................................    35,900    315,361       0.0%
#   Hiramatsu, Inc.............................................................   156,800    828,896       0.0%
#   Honeys Co., Ltd............................................................   106,040    957,192       0.0%
#   Hoosiers Holdings..........................................................   181,100    871,707       0.0%
#   Ichibanya Co., Ltd.........................................................    47,200  2,120,542       0.1%
#   Ichikoh Industries, Ltd....................................................   286,000    652,009       0.0%
#*  IJT Technology Holdings Co., Ltd...........................................   124,680    559,097       0.0%
#   Ikyu Corp..................................................................   118,800  2,318,299       0.1%
#   Imasen Electric Industrial.................................................    89,600  1,110,565       0.1%
#   Imperial Hotel, Ltd........................................................    14,200    313,678       0.0%
    Intage Holdings, Inc.......................................................    84,800  1,504,331       0.1%
*   Izuhakone Railway Co., Ltd.................................................       300         --       0.0%
*   Izutsuya Co., Ltd..........................................................   617,000    330,186       0.0%
#*  Janome Sewing Machine Co., Ltd............................................. 1,064,000  1,264,647       0.1%
    Japan Vilene Co., Ltd......................................................   157,000    788,857       0.0%
    Japan Wool Textile Co., Ltd. (The).........................................   343,000  2,578,320       0.1%
#   Jin Co., Ltd...............................................................    80,000  3,077,855       0.1%
#   Joban Kosan Co., Ltd.......................................................   342,000    439,554       0.0%
    Joshin Denki Co., Ltd......................................................   205,000  1,644,567       0.1%
#   JP-Holdings, Inc...........................................................   298,800    855,858       0.0%
#   JVC Kenwood Corp...........................................................   932,030  2,831,001       0.1%
#   K's Holdings Corp..........................................................   174,800  5,836,528       0.2%
*   Kadokawa Dwango............................................................   246,233  3,875,788       0.2%
*   Kappa Create Holdings Co., Ltd.............................................    17,800    165,018       0.0%
    Kasai Kogyo Co., Ltd.......................................................   138,300  1,181,847       0.1%
#   Kawai Musical Instruments Manufacturing Co., Ltd...........................    45,200    963,359       0.0%
    Keihin Corp................................................................   267,500  4,381,541       0.2%
#   Keiyo Co., Ltd.............................................................   176,200    822,045       0.0%
#   KFC Holdings Japan, Ltd....................................................    75,000  1,413,365       0.1%
#*  Kintetsu Department Store Co., Ltd.........................................   169,000    462,909       0.0%
#   Kinugawa Rubber Industrial Co., Ltd........................................   282,000  1,296,815       0.1%
    Kitamura Co., Ltd..........................................................     2,000     13,044       0.0%
*   KNT-CT Holdings Co., Ltd...................................................   623,000    879,683       0.0%
#   Kohnan Shoji Co., Ltd......................................................   188,500  2,102,497       0.1%
#   Kojima Co., Ltd............................................................   162,600    442,187       0.0%
    Komatsu Seiren Co., Ltd....................................................   134,400    607,746       0.0%
    Komeri Co., Ltd............................................................   191,400  4,307,376       0.2%
#   Konaka Co., Ltd............................................................   122,460    735,557       0.0%
    Koshidaka Holdings Co., Ltd................................................    49,000  1,014,313       0.1%
    Kourakuen Corp.............................................................    39,800    512,243       0.0%
#   KU Holdings Co., Ltd.......................................................   132,600    772,568       0.0%
#   Kura Corp..................................................................    68,500  2,641,790       0.1%
    Kurabo Industries, Ltd..................................................... 1,276,000  2,236,043       0.1%
#   Kuraudia Co., Ltd..........................................................    11,400     60,685       0.0%
    KYB Co., Ltd............................................................... 1,140,000  4,328,456       0.2%
#   Kyoritsu Maintenance Co., Ltd..............................................    71,231  3,440,557       0.1%
#   Kyoto Kimono Yuzen Co., Ltd................................................    69,400    596,761       0.0%
#*  Laox Co., Ltd.............................................................. 1,010,000  2,828,885       0.1%
    LEC, Inc...................................................................    41,600    508,217       0.0%
#   Look, Inc..................................................................   228,000    441,144       0.0%
#   Mamiya-Op Co., Ltd.........................................................   322,000    572,132       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Mars Engineering Corp......................................................    49,100 $   869,380       0.0%
#*  Maruei Department Store Co., Ltd...........................................    17,000      19,142       0.0%
#*  Maruzen CHI Holdings Co., Ltd..............................................    29,800      92,517       0.0%
    Matsuya Co., Ltd...........................................................    49,000     738,411       0.0%
#   Matsuya Foods Co., Ltd.....................................................    48,000     955,058       0.0%
    Meiko Network Japan Co., Ltd...............................................   126,400   1,562,627       0.1%
#   Meiwa Estate Co., Ltd......................................................    56,900     228,150       0.0%
    Mikuni Corp................................................................   118,000     617,230       0.0%
#   Misawa Homes Co., Ltd......................................................   164,000   1,448,796       0.1%
    Mitsuba Corp...............................................................   208,690   4,398,535       0.2%
    Mitsui Home Co., Ltd.......................................................   165,000     718,071       0.0%
    Mizuno Corp................................................................   582,000   3,028,190       0.1%
    Monogatari Corp. (The).....................................................    24,700     826,597       0.0%
    Mr Max Corp................................................................   119,000     281,183       0.0%
    Murakami Corp..............................................................    11,000     192,693       0.0%
    Musashi Seimitsu Industry Co., Ltd.........................................   129,900   2,749,514       0.1%
    Nafco Co., Ltd.............................................................    33,300     481,577       0.0%
    Nagawa Co., Ltd............................................................     8,900     195,160       0.0%
#*  Naigai Co., Ltd............................................................ 1,409,000     753,071       0.0%
    Nakayamafuku Co., Ltd......................................................     9,500      69,389       0.0%
#   Next Co., Ltd..............................................................   141,000   1,373,120       0.1%
#   Nexyz Corp.................................................................    11,900      57,990       0.0%
    Nice Holdings, Inc.........................................................   447,000     721,445       0.0%
    Nifco, Inc.................................................................   287,200  10,171,536       0.4%
#   Nihon Eslead Corp..........................................................    33,900     339,511       0.0%
#   Nihon Plast Co., Ltd.......................................................    31,200     260,167       0.0%
    Nihon Tokushu Toryo Co., Ltd...............................................    60,000     407,777       0.0%
    Nippon Felt Co., Ltd.......................................................    58,200     256,090       0.0%
    Nippon Piston Ring Co., Ltd................................................   486,000     993,624       0.0%
    Nippon Seiki Co., Ltd......................................................   218,400   4,391,081       0.2%
    Nishikawa Rubber Co., Ltd..................................................    15,000     243,704       0.0%
#   Nishimatsuya Chain Co., Ltd................................................   299,000   2,778,627       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.......................................   229,400     656,767       0.0%
#   Nissei Build Kogyo Co., Ltd................................................   329,000     785,617       0.0%
#*  Nissen Holdings Co., Ltd...................................................    59,900     133,889       0.0%
    Nissin Kogyo Co., Ltd......................................................   223,700   3,687,092       0.2%
    Nittan Valve Co., Ltd......................................................    82,800     234,994       0.0%
    Nojima Corp................................................................    18,100     353,550       0.0%
    Ohashi Technica, Inc.......................................................    35,700     466,450       0.0%
#   Ohsho Food Service Corp....................................................    70,500   2,504,623       0.1%
    Onward Holdings Co., Ltd...................................................   736,000   4,949,878       0.2%
#   OPT Holding, Inc...........................................................    79,200     455,028       0.0%
#   Otsuka Kagu, Ltd...........................................................    38,600     532,600       0.0%
    Pacific Industrial Co., Ltd................................................   239,600   1,981,088       0.1%
#   Pal Co., Ltd...............................................................    69,600   2,237,046       0.1%
    Paltac Corp................................................................   195,534   2,801,552       0.1%
    PanaHome Corp..............................................................   496,200   3,617,146       0.1%
    Parco Co., Ltd.............................................................   114,700   1,086,711       0.1%
    Paris Miki Holdings, Inc...................................................   151,200     606,474       0.0%
    PIA Corp...................................................................     9,300     176,495       0.0%
    Piolax, Inc................................................................    56,700   2,512,162       0.1%
*   Pioneer Corp............................................................... 1,926,100   3,692,382       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                                ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Plenus Co., Ltd............................................................ 131,900 $2,575,975       0.1%
#   Press Kogyo Co., Ltd....................................................... 598,000  2,650,699       0.1%
#   Pressance Corp.............................................................  39,600  1,268,642       0.1%
#   Proto Corp.................................................................  63,000    918,820       0.0%
    Renaissance, Inc...........................................................  56,100    579,474       0.0%
#*  Renown, Inc................................................................ 336,200    581,996       0.0%
#   Resort Solution Co., Ltd................................................... 175,000    383,942       0.0%
    Rhythm Watch Co., Ltd...................................................... 578,000    803,766       0.0%
#   Riberesute Corp............................................................  17,900    135,035       0.0%
#   Right On Co., Ltd..........................................................  87,425    678,455       0.0%
    Riken Corp................................................................. 522,000  2,029,808       0.1%
    Ringer Hut Co., Ltd........................................................  84,600  1,655,004       0.1%
    Round One Corp............................................................. 433,400  2,296,421       0.1%
    Royal Holdings Co., Ltd.................................................... 179,200  3,305,243       0.1%
    Sac's Bar Holdings, Inc.................................................... 101,450  1,812,052       0.1%
#   Saizeriya Co., Ltd......................................................... 189,400  3,858,164       0.2%
#   Sakai Ovex Co., Ltd........................................................ 367,000    611,468       0.0%
    San Holdings, Inc..........................................................  15,400    226,247       0.0%
#   Sanden Holdings Corp....................................................... 686,000  3,197,136       0.1%
    Sanei Architecture Planning Co., Ltd.......................................  52,200    415,292       0.0%
    Sangetsu Co., Ltd.......................................................... 346,050  5,324,035       0.2%
#   Sanko Marketing Foods Co., Ltd.............................................  30,400    242,177       0.0%
    Sankyo Seiko Co., Ltd...................................................... 183,400    794,774       0.0%
    Sanoh Industrial Co., Ltd.................................................. 136,500  1,000,813       0.1%
#   Sanyo Electric Railway Co., Ltd............................................ 177,000    693,779       0.0%
    Sanyo Housing Nagoya Co., Ltd..............................................  37,500    381,750       0.0%
    Sanyo Shokai, Ltd.......................................................... 669,000  1,747,590       0.1%
    Sato Restaurant Systems Co., Ltd...........................................  79,900    709,018       0.0%
#   Scroll Corp................................................................ 166,300    384,601       0.0%
    Seiko Holdings Corp........................................................ 927,407  4,913,571       0.2%
    Seiren Co., Ltd............................................................ 292,400  2,549,428       0.1%
#   Senshukai Co., Ltd......................................................... 182,900  1,319,552       0.1%
#   Septeni Holdings Co., Ltd..................................................  56,500    469,381       0.0%
#   Seria Co., Ltd............................................................. 118,300  3,779,161       0.2%
#   Shidax Corp................................................................  93,300    419,675       0.0%
#   Shikibo, Ltd............................................................... 779,000    799,894       0.0%
    Shimachu Co., Ltd.......................................................... 297,200  7,692,370       0.3%
    Shimojima Co., Ltd.........................................................  25,900    229,786       0.0%
    Shiroki Corp............................................................... 285,000    943,149       0.0%
#   Shobunsha Publications, Inc................................................ 265,800  1,964,694       0.1%
    Shochiku Co., Ltd.......................................................... 214,000  1,838,071       0.1%
    Showa Corp................................................................. 317,500  3,354,320       0.1%
    SKY Perfect JSAT Holdings, Inc.............................................  23,100    144,690       0.0%
    SNT Corp...................................................................  86,200    402,092       0.0%
#   Soft99 Corp................................................................  68,600    460,156       0.0%
    Sotoh Co., Ltd.............................................................  41,400    353,171       0.0%
    SPK Corp...................................................................  19,800    390,190       0.0%
    St Marc Holdings Co., Ltd..................................................  97,600  3,282,784       0.1%
#   Starts Corp., Inc.......................................................... 162,200  2,552,511       0.1%
    Step Co., Ltd..............................................................  40,700    336,636       0.0%
    Studio Alice Co., Ltd......................................................  61,300  1,129,165       0.1%
    Suminoe Textile Co., Ltd................................................... 332,000    868,557       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Sumitomo Forestry Co., Ltd.................................................   277,666 $3,218,477       0.1%
    Sumitomo Riko Co, Ltd......................................................   231,500  2,002,540       0.1%
    Suncall Corp...............................................................    27,000    146,171       0.0%
    T RAD Co., Ltd.............................................................   412,000    887,674       0.0%
    T-Gaia Corp................................................................   178,300  2,415,683       0.1%
#   Tachi-S Co., Ltd...........................................................   162,840  2,505,287       0.1%
#   Tachikawa Corp.............................................................    50,800    311,007       0.0%
    Taiho Kogyo Co., Ltd.......................................................    98,200  1,267,180       0.1%
    Takamatsu Construction Group Co., Ltd......................................    81,200  1,883,430       0.1%
#   Takata Corp................................................................   137,800  1,703,694       0.1%
    Take And Give Needs Co., Ltd...............................................    54,070    442,122       0.0%
    Takihyo Co., Ltd...........................................................    76,000    300,631       0.0%
#   Tama Home Co., Ltd.........................................................    95,900    463,683       0.0%
    Tamron Co., Ltd............................................................   108,300  2,558,642       0.1%
#*  TASAKI & Co., Ltd..........................................................    10,200    210,683       0.0%
    TBK Co., Ltd...............................................................   115,600    625,309       0.0%
*   Ten Allied Co., Ltd........................................................    50,000    157,500       0.0%
    Tigers Polymer Corp........................................................    50,600    342,460       0.0%
    Toa Corp...................................................................   138,500  1,442,805       0.1%
#   Toabo Corp.................................................................   548,000    342,226       0.0%
#   Toei Animation Co., Ltd....................................................    21,900    655,443       0.0%
    Toei Co., Ltd..............................................................   409,000  3,014,489       0.1%
    Tohokushinsha Film Corp....................................................    22,500    185,976       0.0%
    Tokai Rika Co., Ltd........................................................   148,200  3,620,915       0.2%
#   Token Corp.................................................................    46,650  2,361,584       0.1%
    Tokyo Dome Corp............................................................ 1,194,200  5,091,474       0.2%
#   Tokyo Individualized Educational Institute, Inc............................    72,000    429,810       0.0%
    Tokyotokeiba Co., Ltd......................................................   501,000  1,224,344       0.1%
#   Tokyu Recreation Co., Ltd..................................................    79,000    485,023       0.0%
#   Tomy Co., Ltd..............................................................   374,293  2,275,110       0.1%
    Topre Corp.................................................................   215,800  3,482,083       0.1%
    Toridoll.corp..............................................................   146,300  2,055,668       0.1%
    Tosho Co., Ltd.............................................................    43,800    996,416       0.0%
    Tow Co., Ltd...............................................................    10,900     90,244       0.0%
    TPR Co., Ltd...............................................................   130,200  3,415,495       0.1%
    TS Tech Co., Ltd...........................................................   132,200  3,936,828       0.2%
    TSI Holdings Co., Ltd......................................................   430,795  2,932,580       0.1%
#   Tsukada Global Holdings, Inc...............................................   109,400    744,466       0.0%
    Tsukamoto Corp. Co., Ltd...................................................   190,000    218,577       0.0%
    Tsutsumi Jewelry Co., Ltd..................................................    47,200  1,121,601       0.1%
    Tv Tokyo Holdings Corp.....................................................    12,200    226,320       0.0%
    Tyo, Inc...................................................................   304,200    517,243       0.0%
#   U-Shin, Ltd................................................................   126,900    835,613       0.0%
    Unipres Corp...............................................................   230,700  4,762,905       0.2%
#   United Arrows, Ltd.........................................................   138,400  4,258,931       0.2%
*   Unitika, Ltd............................................................... 3,137,000  1,576,595       0.1%
#   Universal Entertainment Corp...............................................    90,900  1,509,940       0.1%
#*  Usen Corp..................................................................   750,180  2,205,628       0.1%
#   Village Vanguard Co., Ltd..................................................    32,100    384,833       0.0%
    VT Holdings Co., Ltd.......................................................   493,000  2,473,674       0.1%
    Wacoal Holdings Corp.......................................................   675,000  7,501,637       0.3%
*   Watabe Wedding Corp........................................................    20,200     84,559       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  WATAMI Co., Ltd............................................................ 134,200 $  1,318,591       0.1%
#   West Holdings Corp.........................................................  96,800      701,889       0.0%
    Workman Co., Ltd...........................................................     900       47,915       0.0%
    Wowow, Inc.................................................................  56,000    1,851,214       0.1%
#   Xebio Co., Ltd............................................................. 156,500    2,762,316       0.1%
#   Yachiyo Industry Co., Ltd..................................................  21,400      173,991       0.0%
#   Yamato International, Inc..................................................   8,200       28,645       0.0%
    Yellow Hat, Ltd............................................................  92,700    2,048,179       0.1%
#   Yomiuri Land Co., Ltd...................................................... 247,000      950,951       0.0%
#   Yondoshi Holdings, Inc..................................................... 111,420    2,448,229       0.1%
#   Yonex Co., Ltd.............................................................  44,300      660,798       0.0%
    Yorozu Corp................................................................ 110,100    2,249,072       0.1%
#   Yoshinoya Holdings Co., Ltd................................................ 323,100    3,687,414       0.2%
    Yutaka Giken Co., Ltd......................................................   3,100       68,638       0.0%
#   Zenrin Co., Ltd............................................................ 156,300    1,917,961       0.1%
#*  Zensho Holdings Co., Ltd................................................... 674,700    6,315,013       0.3%
    Zojirushi Corp............................................................. 188,000    2,570,869       0.1%
                                                                                        ------------      ----
Total Consumer Discretionary...................................................          526,816,967      20.1%
                                                                                        ------------      ----
Consumer Staples -- (8.2%)
    Aderans Co., Ltd........................................................... 130,800    1,233,580       0.1%
#   Aeon Hokkaido Corp......................................................... 330,100    1,813,484       0.1%
#   Ain Pharmaciez, Inc........................................................ 138,400    4,882,836       0.2%
    Arcs Co., Ltd.............................................................. 195,000    4,079,888       0.2%
    Ariake Japan Co., Ltd...................................................... 108,700    3,616,221       0.1%
#   Artnature, Inc.............................................................  94,900      882,766       0.0%
    Axial Retailing, Inc.......................................................  87,000    2,535,646       0.1%
    Belc Co., Ltd..............................................................  59,100    1,723,215       0.1%
    C'BON Cosmetics Co., Ltd...................................................   2,400       55,385       0.0%
    Cawachi, Ltd...............................................................  88,000    1,412,743       0.1%
    CFS Corp...................................................................  24,500      210,660       0.0%
    Chubu Shiryo Co., Ltd...................................................... 114,700      688,226       0.0%
    Chuo Gyorui Co., Ltd.......................................................  93,000      213,737       0.0%
    Coca-Cola West Co., Ltd.................................................... 268,200    4,267,026       0.2%
    Cocokara fine, Inc......................................................... 105,760    3,226,349       0.1%
    CREATE SD HOLDINGS Co., Ltd................................................  54,800    2,386,364       0.1%
    Daikokutenbussan Co., Ltd..................................................  35,800    1,502,822       0.1%
    Dr Ci:Labo Co., Ltd........................................................  82,800    3,115,145       0.1%
    Dydo Drinco, Inc...........................................................  42,700    1,766,516       0.1%
    Earth Chemical Co., Ltd....................................................  77,200    2,838,561       0.1%
#   Fancl Corp................................................................. 225,700    2,934,580       0.1%
    Feed One Holdings Co., Ltd................................................. 812,440      788,829       0.0%
#*  First Baking Co., Ltd...................................................... 183,000      189,205       0.0%
    Fuji Oil Co., Ltd.......................................................... 358,400    5,211,139       0.2%
    Fujicco Co., Ltd........................................................... 120,600    2,036,469       0.1%
*   Fujiya Co., Ltd............................................................  26,000       42,458       0.0%
#   Genky Stores, Inc..........................................................  11,800    1,041,148       0.0%
    Hagoromo Foods Corp........................................................  39,000      387,745       0.0%
*   Hayashikane Sangyo Co., Ltd................................................  57,000       50,144       0.0%
    Heiwado Co., Ltd........................................................... 182,000    4,370,621       0.2%
#   Hokkaido Coca-Cola Bottling Co., Ltd.......................................  87,000      450,565       0.0%
    Hokuto Corp................................................................ 131,300    2,358,083       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Consumer Staples -- (Continued)
    House Foods Group, Inc.....................................................    87,800 $1,792,977       0.1%
    Inageya Co., Ltd...........................................................   175,100  1,966,180       0.1%
#   Ito En, Ltd................................................................    54,800  1,138,663       0.0%
    Itochu-Shokuhin Co., Ltd...................................................    26,600    936,808       0.0%
#   Itoham Foods, Inc..........................................................   933,800  5,044,360       0.2%
    J-Oil Mills, Inc...........................................................   580,000  1,961,027       0.1%
#   Kagome Co., Ltd............................................................    18,900    296,403       0.0%
#   Kakiyasu Honten Co., Ltd...................................................    27,100    422,399       0.0%
    Kameda Seika Co., Ltd......................................................    72,000  2,932,323       0.1%
    Kansai Super Market, Ltd...................................................    16,700    111,359       0.0%
    Kato Sangyo Co., Ltd.......................................................   117,200  2,480,693       0.1%
    Kenko Mayonnaise Co., Ltd..................................................    48,300    664,848       0.0%
    KEY Coffee, Inc............................................................   109,700  1,658,010       0.1%
    Kirindo Holdings Co., Ltd..................................................    28,300    263,386       0.0%
#   Kobe Bussan Co., Ltd.......................................................    35,300  1,501,988       0.1%
#   Kotobuki Spirits Co., Ltd..................................................    30,400    643,519       0.0%
#   Kusuri No Aoki Co., Ltd....................................................    48,800  3,593,573       0.1%
#   Kyokuyo Co., Ltd...........................................................   576,000  1,328,798       0.1%
#   Life Corp..................................................................   178,200  3,107,356       0.1%
#   Lion Corp.................................................................. 1,217,000  7,459,102       0.3%
    Mandom Corp................................................................   118,100  4,552,041       0.2%
    Marudai Food Co., Ltd......................................................   632,000  2,274,877       0.1%
    Maruha Nichiro Corp........................................................   225,007  3,123,373       0.1%
    Matsumotokiyoshi Holdings Co., Ltd.........................................   223,800  8,148,780       0.3%
#   Maxvalu Nishinihon Co., Ltd................................................     5,600     73,385       0.0%
#   Maxvalu Tokai Co., Ltd.....................................................    55,900    804,192       0.0%
    Medical System Network Co., Ltd............................................    78,200    342,225       0.0%
    Megmilk Snow Brand Co., Ltd................................................   258,500  3,099,728       0.1%
    Meito Sangyo Co., Ltd......................................................    52,200    527,935       0.0%
    Milbon Co., Ltd............................................................    70,076  2,222,932       0.1%
    Ministop Co., Ltd..........................................................    88,100  1,306,276       0.1%
    Mitsubishi Shokuhin Co., Ltd...............................................    85,300  1,802,153       0.1%
    Mitsui Sugar Co., Ltd......................................................   533,850  1,923,815       0.1%
    Miyoshi Oil & Fat Co., Ltd.................................................   379,000    455,408       0.0%
    Morinaga & Co., Ltd........................................................ 1,134,000  3,801,782       0.1%
    Morinaga Milk Industry Co., Ltd............................................ 1,134,000  4,202,117       0.2%
    Morozoff, Ltd..............................................................   142,000    456,494       0.0%
    Nagatanien Co., Ltd........................................................   131,000  1,217,514       0.1%
    Nakamuraya Co., Ltd........................................................   184,000    750,026       0.0%
#   Natori Co., Ltd............................................................    26,900    335,692       0.0%
    Nichimo Co., Ltd...........................................................   170,000    278,643       0.0%
    Nichirei Corp.............................................................. 1,501,000  7,922,948       0.3%
#   Nihon Chouzai Co., Ltd.....................................................    15,480    761,506       0.0%
    Niitaka Co., Ltd...........................................................     2,060     30,647       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd...................................   608,000  1,006,385       0.0%
    Nippon Flour Mills Co., Ltd................................................   709,000  3,498,370       0.1%
    Nippon Suisan Kaisha, Ltd.................................................. 1,480,200  4,493,712       0.2%
    Nisshin Oillio Group, Ltd. (The)...........................................   679,000  2,497,066       0.1%
    Nissin Sugar Co., Ltd......................................................    19,000    418,969       0.0%
    Nitto Fuji Flour Milling Co., Ltd..........................................    64,000    180,543       0.0%
    Noevir Holdings Co., Ltd...................................................    68,500  1,463,178       0.1%
    Oenon Holdings, Inc........................................................   307,000    574,971       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Consumer Staples -- (Continued)
#   OIE Sangyo Co., Ltd........................................................    20,900 $    159,859       0.0%
    Okuwa Co., Ltd.............................................................   117,000      962,911       0.0%
    Olympic Group Corp.........................................................    63,100      424,698       0.0%
    OUG Holdings, Inc..........................................................    29,000       58,737       0.0%
    Prima Meat Packers, Ltd....................................................   859,000    2,445,822       0.1%
    Qol Co., Ltd...............................................................    52,600      456,174       0.0%
#   Riken Vitamin Co., Ltd.....................................................    77,000    2,738,537       0.1%
#   Rock Field Co., Ltd........................................................    58,800    1,210,018       0.1%
#   Rokko Butter Co., Ltd......................................................    45,600      482,817       0.0%
#   S Foods, Inc...............................................................    75,562    1,346,271       0.1%
    S&B Foods, Inc.............................................................       499       20,687       0.0%
#   Sakata Seed Corp...........................................................   182,600    3,166,220       0.1%
    San-A Co., Ltd.............................................................    98,700    4,127,323       0.2%
    Sapporo Holdings, Ltd...................................................... 1,981,000    7,775,899       0.3%
#   Shoei Foods Corp...........................................................    45,700      395,945       0.0%
    Showa Sangyo Co., Ltd......................................................   509,000    2,077,656       0.1%
    Sogo Medical Co., Ltd......................................................    55,800    1,526,620       0.1%
    ST Corp....................................................................    76,700      671,675       0.0%
#   Starzen Co., Ltd...........................................................   366,000    1,194,520       0.1%
    Takara Holdings, Inc.......................................................   980,300    7,304,188       0.3%
#   Tobu Store Co., Ltd........................................................   199,000      563,931       0.0%
    Toho Co., Ltd..............................................................   209,000      818,049       0.0%
#   Tohto Suisan Co., Ltd......................................................   173,000      286,463       0.0%
    Torigoe Co., Ltd. (The)....................................................    80,300      480,630       0.0%
    Toyo Sugar Refining Co., Ltd...............................................   157,000      133,995       0.0%
#*  United Super Markets Holdings, Inc.........................................   248,100    2,148,538       0.1%
    UNY Group Holdings Co., Ltd................................................ 1,468,300    8,302,458       0.3%
    Valor Co., Ltd.............................................................   212,100    4,520,828       0.2%
    Warabeya Nichiyo Co., Ltd..................................................    83,460    1,868,902       0.1%
#   Welcia Holdings Co., Ltd...................................................    87,200    3,813,018       0.1%
#   Yaizu Suisankagaku Industry Co., Ltd.......................................    46,100      387,817       0.0%
    Yamatane Corp..............................................................   520,000      818,692       0.0%
#   Yamaya Corp................................................................    24,700      371,096       0.0%
    Yaoko Co., Ltd.............................................................   102,800    3,639,761       0.1%
#   Yokohama Reito Co., Ltd....................................................   263,000    1,862,108       0.1%
    Yomeishu Seizo Co., Ltd....................................................    97,000      813,552       0.0%
#   Yonekyu Corp...............................................................    28,100      427,448       0.0%
    Yuasa Funashoku Co., Ltd...................................................   121,000      389,885       0.0%
    Yutaka Foods Corp..........................................................     6,000       93,461       0.0%
                                                                                          ------------       ---
Total Consumer Staples.........................................................            236,450,820       9.0%
                                                                                          ------------       ---
Energy -- (0.9%)
#   BP Castrol KK..............................................................    64,600      736,550       0.0%
*   Cosmo Oil Co., Ltd......................................................... 3,455,000    5,122,274       0.2%
    Fuji Kosan Co., Ltd........................................................    33,100      164,912       0.0%
#*  Fuji Oil Co., Ltd..........................................................   284,800      997,204       0.0%
    Itochu Enex Co., Ltd.......................................................   302,200    2,728,939       0.1%
#   Japan Drilling Co., Ltd....................................................    34,800    1,168,818       0.1%
    Japan Oil Transportation Co., Ltd..........................................    84,000      174,205       0.0%
    Mitsuuroko Group Holdings Co., Ltd.........................................   184,800      887,290       0.0%
#   Modec, Inc.................................................................    53,200      881,299       0.0%
    Nippon Coke & Engineering Co., Ltd......................................... 1,370,800    1,335,670       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
Energy -- (Continued)
#   Nippon Gas Co., Ltd........................................................   192,600 $ 4,803,072       0.2%
    Nippon Seiro Co., Ltd......................................................    64,000     148,293       0.0%
#   Sala Corp..................................................................   124,900     624,379       0.0%
    San-Ai Oil Co., Ltd........................................................   310,000   2,059,034       0.1%
    Shinko Plantech Co., Ltd...................................................   237,200   1,794,822       0.1%
#   Sinanen Co., Ltd...........................................................   260,000   1,027,732       0.0%
#   Toa Oil Co., Ltd...........................................................   415,000     522,370       0.0%
    Toyo Kanetsu KK............................................................   624,000   1,177,854       0.1%
                                                                                          -----------       ---
Total Energy...................................................................            26,354,717       1.0%
                                                                                          -----------       ---
Financials -- (10.7%)
    Aichi Bank, Ltd. (The).....................................................    52,700   2,756,453       0.1%
    Airport Facilities Co., Ltd................................................   132,770     752,816       0.0%
#   Aizawa Securities Co., Ltd.................................................   154,900   1,057,437       0.0%
    Akita Bank, Ltd. (The)..................................................... 1,112,400   3,435,167       0.1%
    Anabuki Kosan, Inc.........................................................    22,000      48,160       0.0%
    Aomori Bank, Ltd. (The).................................................... 1,186,000   3,914,378       0.2%
    Asax Co., Ltd..............................................................     1,700      23,806       0.0%
    Ashikaga Holdings Co., Ltd.................................................    87,100     364,113       0.0%
    Awa Bank, Ltd. (The)....................................................... 1,173,000   6,963,187       0.3%
#   Bank of Iwate, Ltd. (The)..................................................   102,100   4,584,950       0.2%
    Bank of Kochi, Ltd. (The)..................................................   279,000     408,693       0.0%
#   Bank of Nagoya, Ltd. (The)................................................. 1,007,297   3,702,795       0.1%
#   Bank of Okinawa, Ltd. (The)................................................   110,800   4,676,186       0.2%
    Bank of Saga, Ltd. (The)...................................................   802,000   2,117,756       0.1%
    Bank of the Ryukyus, Ltd...................................................   227,380   3,317,274       0.1%
    Chiba Kogyo Bank, Ltd. (The)...............................................   236,900   1,636,399       0.1%
    Chukyo Bank, Ltd. (The)....................................................   682,000   1,288,240       0.1%
    Daibiru Corp...............................................................   303,600   2,981,090       0.1%
    Daiichi Commodities Co., Ltd...............................................    13,700      53,052       0.0%
    Daikyo, Inc................................................................ 1,904,000   2,864,735       0.1%
    Daisan Bank, Ltd. (The)....................................................   855,000   1,409,864       0.1%
    Daishi Bank, Ltd. (The).................................................... 2,003,000   7,553,870       0.3%
    Daito Bank, Ltd. (The).....................................................   873,000   1,247,491       0.0%
#*  Dream Incubator, Inc.......................................................    19,500     409,790       0.0%
    DSB Co, Ltd................................................................    55,800     411,824       0.0%
#   Ehime Bank, Ltd. (The).....................................................   938,000   1,985,822       0.1%
    Eighteenth Bank, Ltd. (The)................................................ 1,068,000   3,496,037       0.1%
#   FIDEA Holdings Co., Ltd....................................................   874,800   1,741,283       0.1%
#   Financial Products Group Co., Ltd..........................................   403,200   4,164,696       0.2%
    Fukui Bank, Ltd. (The)..................................................... 1,301,000   2,926,238       0.1%
    Fukushima Bank, Ltd. (The)................................................. 1,421,000   1,114,671       0.0%
    Fuyo General Lease Co., Ltd................................................    81,700   3,341,884       0.1%
    GCA Savvian Corp...........................................................    88,000     939,907       0.0%
    Goldcrest Co., Ltd.........................................................   101,790   2,000,601       0.1%
    Grandy House Corp..........................................................    14,200      39,425       0.0%
    Heiwa Real Estate Co., Ltd.................................................   248,700   3,375,284       0.1%
    Higashi-Nippon Bank, Ltd. (The)............................................   869,000   3,072,315       0.1%
#   Higo Bank, Ltd. (The)...................................................... 1,124,000   7,224,269       0.3%
    Hokkoku Bank, Ltd. (The)................................................... 1,742,000   6,309,984       0.2%
    Hokuetsu Bank, Ltd. (The).................................................. 1,300,000   2,611,206       0.1%
    Hyakugo Bank, Ltd. (The)................................................... 1,491,609   7,332,639       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Financials -- (Continued)
    Hyakujushi Bank, Ltd. (The)................................................ 1,509,000 $5,180,035       0.2%
    IBJ Leasing Co., Ltd.......................................................    63,100  1,411,003       0.1%
    Ichiyoshi Securities Co., Ltd..............................................   227,800  2,445,715       0.1%
    IwaiCosmo Holdings, Inc....................................................   118,200  1,585,416       0.1%
#   Jimoto Holdings, Inc.......................................................   508,400    966,619       0.0%
#   Jowa Holdings Co., Ltd.....................................................    62,200  2,521,802       0.1%
    Juroku Bank, Ltd. (The).................................................... 2,002,000  7,970,217       0.3%
    kabu.com Securities Co., Ltd...............................................   496,100  3,620,679       0.1%
    Kabuki-Za Co., Ltd.........................................................    38,000  1,588,789       0.1%
    Kagoshima Bank, Ltd. (The).................................................   962,000  6,924,465       0.3%
#   Kansai Urban Banking Corp..................................................   149,200  1,631,480       0.1%
    Keihanshin Building Co., Ltd...............................................   195,400  1,153,897       0.0%
    Keiyo Bank, Ltd. (The)..................................................... 1,418,000  8,393,655       0.3%
    Kita-Nippon Bank, Ltd. (The)...............................................    49,506  1,357,577       0.1%
    Kiyo Bank, Ltd. (The)......................................................   371,490  5,326,965       0.2%
#   Kosei Securities Co., Ltd. (The)...........................................    11,000     22,016       0.0%
    Kyokuto Securities Co., Ltd................................................   125,600  1,877,370       0.1%
#   Land Business Co., Ltd.....................................................    59,500    199,658       0.0%
*   Leopalace21 Corp........................................................... 1,511,300  8,716,353       0.3%
*   Lifenet Insurance Co.......................................................    35,700    122,234       0.0%
#   Marusan Securities Co., Ltd................................................   245,400  2,451,459       0.1%
#   Michinoku Bank, Ltd. (The).................................................   840,000  1,499,603       0.1%
    Mie Bank, Ltd. (The).......................................................   523,000  1,207,337       0.0%
    Minato Bank, Ltd. (The).................................................... 1,084,000  2,667,482       0.1%
    Mito Securities Co., Ltd...................................................   338,500  1,270,511       0.1%
    Miyazaki Bank, Ltd. (The)..................................................   931,000  3,701,331       0.1%
    Monex Group, Inc........................................................... 1,173,400  3,189,197       0.1%
#   Money Partners Group Co., Ltd..............................................    33,400    101,834       0.0%
    Musashino Bank, Ltd. (The).................................................   198,700  7,194,014       0.3%
#   Nagano Bank, Ltd. (The)....................................................   512,000    860,878       0.0%
    Nanto Bank, Ltd. (The)..................................................... 1,170,000  4,229,527       0.2%
*   New Real Property K.K......................................................    43,900         --       0.0%
    Nisshin Fudosan Co.........................................................   186,100    728,465       0.0%
    North Pacific Bank, Ltd.................................................... 2,025,300  7,998,094       0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)............................................ 1,955,000  6,589,381       0.3%
#   Oita Bank, Ltd. (The)...................................................... 1,014,900  3,969,428       0.2%
#   Okasan Securities Group, Inc...............................................    48,000    364,144       0.0%
    Open House Co., Ltd........................................................    40,300  1,024,962       0.0%
    Relo Holdings, Inc.........................................................    62,200  5,106,688       0.2%
    Ricoh Leasing Co., Ltd.....................................................   101,700  2,948,135       0.1%
#   SAMTY Co., Ltd.............................................................    76,900    583,075       0.0%
    San-In Godo Bank, Ltd. (The)...............................................   957,000  9,158,311       0.4%
    Sankyo Frontier Co., Ltd...................................................     6,000     47,503       0.0%
#   Sawada Holdings Co., Ltd...................................................   142,000  1,084,093       0.0%
    Senshu Ikeda Holdings, Inc................................................. 1,365,700  6,061,352       0.2%
    Shiga Bank, Ltd. (The)..................................................... 1,328,000  6,986,373       0.3%
    Shikoku Bank, Ltd. (The)................................................... 1,210,000  2,584,410       0.1%
    Shimane Bank, Ltd. (The)...................................................    16,600    215,575       0.0%
    Shimizu Bank, Ltd. (The)...................................................    48,000  1,274,777       0.1%
#   Sparx Group Co., Ltd.......................................................   564,000  1,149,550       0.0%
    Sumitomo Real Estate Sales Co., Ltd........................................   106,460  2,893,679       0.1%
#   Sun Frontier Fudousan Co., Ltd.............................................   138,500  1,319,675       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Financials -- (Continued)
    Taiko Bank, Ltd. (The).....................................................   207,000 $    410,047       0.0%
#   Takagi Securities Co., Ltd.................................................   224,000      482,005       0.0%
    Takara Leben Co., Ltd......................................................   541,300    3,300,091       0.1%
    TOC Co., Ltd...............................................................   382,050    2,919,346       0.1%
    Tochigi Bank, Ltd. (The)...................................................   724,000    3,889,180       0.1%
    Toho Bank, Ltd. (The)...................................................... 1,313,200    5,541,662       0.2%
    Tohoku Bank, Ltd. (The)....................................................   588,000      844,548       0.0%
#   Tokyo Rakutenchi Co., Ltd..................................................   212,000      877,189       0.0%
    Tokyo Theatres Co., Inc....................................................   468,000      542,837       0.0%
#   Tokyo TY Financial Group, Inc..............................................   150,338    4,298,003       0.2%
    Tomato Bank, Ltd...........................................................   484,000      807,089       0.0%
    TOMONY Holdings, Inc.......................................................   913,950    4,338,746       0.2%
    Tosei Corp.................................................................   201,700    1,457,455       0.1%
    Tottori Bank, Ltd. (The)...................................................   353,000      772,816       0.0%
    Towa Bank, Ltd. (The)...................................................... 2,036,000    1,768,190       0.1%
    Toyo Securities Co., Ltd...................................................   419,000    1,326,746       0.1%
    Tsukuba Bank, Ltd..........................................................   495,100    1,693,972       0.1%
#   Yamagata Bank, Ltd. (The)..................................................   854,500    3,799,219       0.1%
    Yamanashi Chuo Bank, Ltd. (The)............................................   976,000    4,532,853       0.2%
                                                                                          ------------      ----
Total Financials...............................................................            306,734,569      11.7%
                                                                                          ------------      ----
Health Care -- (4.3%)
    As One Corp................................................................    86,768    2,785,691       0.1%
    Asahi Intecc Co., Ltd......................................................   123,000    7,574,735       0.3%
    ASKA Pharmaceutical Co., Ltd...............................................   131,300    1,309,858       0.1%
    Biofermin Pharmaceutical Co., Ltd..........................................    10,000      243,392       0.0%
    BML, Inc...................................................................    68,300    2,079,260       0.1%
#   CMIC Holdings Co., Ltd.....................................................    65,400      971,386       0.0%
    Create Medic Co., Ltd......................................................    28,000      248,274       0.0%
#   Daiken Medical Co., Ltd....................................................    88,900      968,478       0.0%
    Daito Pharmaceutical Co., Ltd..............................................    65,780    1,273,199       0.1%
    Eiken Chemical Co., Ltd....................................................    95,900    1,899,782       0.1%
    EPS Holdings, Inc..........................................................   164,600    1,916,898       0.1%
    FALCO HOLDINGS Co., Ltd....................................................    38,000      433,784       0.0%
#   FINDEX, Inc................................................................    88,500    1,161,335       0.0%
    Fuji Pharma Co., Ltd.......................................................    41,500      769,084       0.0%
    Fuso Pharmaceutical Industries, Ltd........................................   415,000    1,080,517       0.0%
    Hogy Medical Co., Ltd......................................................    71,000    3,418,344       0.1%
    Iwaki & Co., Ltd...........................................................   154,000      312,599       0.0%
#   Japan Medical Dynamic Marketing, Inc.......................................    97,900      434,784       0.0%
    Jeol, Ltd..................................................................   476,000    2,409,489       0.1%
#   JMS Co., Ltd...............................................................   157,000      388,531       0.0%
    Kawasumi Laboratories, Inc.................................................    69,100      528,179       0.0%
    Kissei Pharmaceutical Co., Ltd.............................................    75,600    2,243,883       0.1%
    KYORIN Holdings, Inc.......................................................   306,900    7,059,245       0.3%
    Mani, Inc..................................................................    33,400    2,235,547       0.1%
#   Message Co., Ltd...........................................................    84,600    2,622,786       0.1%
    Mochida Pharmaceutical Co., Ltd............................................    76,699    5,242,679       0.2%
    Nagaileben Co., Ltd........................................................    56,400    1,016,927       0.0%
    Nakanishi, Inc.............................................................   115,300    4,272,408       0.2%
    Nichi-iko Pharmaceutical Co., Ltd..........................................   264,250    5,562,659       0.2%
#   Nichii Gakkan Co...........................................................   284,300    2,639,743       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Health Care -- (Continued)
    Nikkiso Co., Ltd...........................................................   361,500 $  3,381,622       0.1%
    Nippon Chemiphar Co., Ltd..................................................   175,000      870,835       0.0%
    Nipro Corp.................................................................   702,100    6,737,595       0.3%
    Nissui Pharmaceutical Co., Ltd.............................................    68,500      804,280       0.0%
    Paramount Bed Holdings Co., Ltd............................................   114,200    3,094,269       0.1%
    Rion Co., Ltd..............................................................    42,300      549,412       0.0%
    Rohto Pharmaceutical Co., Ltd..............................................   499,200    7,127,079       0.3%
    Seed Co., Ltd..............................................................     7,100       78,158       0.0%
    Ship Healthcare Holdings, Inc..............................................   278,500    6,806,582       0.3%
#   Shofu, Inc.................................................................    35,700      410,630       0.0%
#   Software Service, Inc......................................................    17,400      690,152       0.0%
#   Taiko Pharmaceutical Co., Ltd..............................................    64,600    1,021,508       0.0%
    Techno Medica Co., Ltd.....................................................    25,700      526,000       0.0%
#   Toho Holdings Co., Ltd.....................................................   321,000    5,589,912       0.2%
    Tokai Corp.................................................................    54,500    1,822,814       0.1%
    Torii Pharmaceutical Co., Ltd..............................................    56,200    1,486,673       0.1%
    Towa Pharmaceutical Co., Ltd...............................................    59,100    3,125,377       0.1%
#   Tsukui Corp................................................................   180,900    1,367,070       0.1%
#   Tsumura & Co...............................................................   348,700    8,171,178       0.3%
    Uchiyama Holdings Co., Ltd.................................................    24,200      113,096       0.0%
    Vital KSK Holdings, Inc....................................................   193,400    1,428,272       0.1%
#   Wakamoto Pharmaceutical Co., Ltd...........................................   107,000      268,329       0.0%
    ZERIA Pharmaceutical Co., Ltd..............................................   100,699    1,597,427       0.1%
                                                                                          ------------       ---
Total Health Care..............................................................            122,171,746       4.6%
                                                                                          ------------       ---
Industrials -- (26.4%)
*   A&A Material Corp..........................................................   127,000      127,844       0.0%
    Advan Co., Ltd.............................................................    93,500    1,260,271       0.1%
    Advanex, Inc...............................................................   237,000      349,732       0.0%
    Aeon Delight Co., Ltd......................................................   107,400    2,844,221       0.1%
    Aica Kogyo Co., Ltd........................................................   314,300    7,218,341       0.3%
    Aichi Corp.................................................................   171,500      946,623       0.0%
    Aida Engineering, Ltd......................................................   296,900    3,384,796       0.1%
    Alinco, Inc................................................................    62,600      578,739       0.0%
    Alps Logistics Co., Ltd....................................................    49,300      651,266       0.0%
#   Altech Corp................................................................    44,750      839,338       0.0%
    Anest Iwata Corp...........................................................   168,200    1,095,213       0.1%
#*  Arrk Corp..................................................................   422,400      472,147       0.0%
    Asahi Diamond Industrial Co., Ltd..........................................   328,200    4,034,768       0.2%
    Asahi Kogyosha Co., Ltd....................................................   122,000      443,067       0.0%
*   Asanuma Corp...............................................................   487,000      619,817       0.0%
    Asia Air Survey Co., Ltd...................................................    18,000       61,393       0.0%
#*  Asia Growth Capital, Ltd...................................................   389,900      632,723       0.0%
    Asunaro Aoki Construction Co., Ltd.........................................   149,700    1,112,928       0.1%
    Bando Chemical Industries, Ltd.............................................   462,000    1,842,364       0.1%
#   Benefit One, Inc...........................................................    96,900    1,408,902       0.1%
    Bunka Shutter Co., Ltd.....................................................   309,000    2,807,015       0.1%
    Canare Electric Co., Ltd...................................................     2,300       46,799       0.0%
    Career Design Center Co., Ltd..............................................    26,700      233,801       0.0%
    Central Glass Co., Ltd..................................................... 1,214,000    5,577,947       0.2%
    Central Security Patrols Co., Ltd..........................................    40,700      465,519       0.0%
    Chiyoda Integre Co., Ltd...................................................    73,700    1,829,916       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
#   Chodai Co., Ltd............................................................    20,000 $   98,023       0.0%
    Chudenko Corp..............................................................   110,500  2,103,826       0.1%
    Chugai Ro Co., Ltd.........................................................   373,000    854,626       0.0%
    CKD Corp...................................................................   341,900  3,133,115       0.1%
    COMSYS Holdings Corp.......................................................    99,200  1,382,031       0.1%
#   Cosel Co., Ltd.............................................................   121,800  1,437,767       0.1%
#   CTI Engineering Co., Ltd...................................................    72,300    749,214       0.0%
    Dai-Dan Co., Ltd...........................................................   155,000  1,064,415       0.0%
    Daido Kogyo Co., Ltd.......................................................   200,000    436,532       0.0%
    Daifuku Co., Ltd...........................................................   579,400  7,718,800       0.3%
    Daihatsu Diesel Manufacturing Co., Ltd.....................................    84,000    513,595       0.0%
    Daihen Corp................................................................   620,000  3,026,562       0.1%
#   Daiho Corp.................................................................   364,000  1,820,967       0.1%
    Daiichi Jitsugyo Co., Ltd..................................................   251,000  1,323,542       0.1%
    Daiseki Co., Ltd...........................................................   223,463  3,976,731       0.2%
    Daiseki Eco. Solution Co., Ltd.............................................     7,200    111,309       0.0%
#*  Daisue Construction Co., Ltd...............................................    33,700    231,629       0.0%
    Daiwa Industries, Ltd......................................................   173,000  1,188,749       0.1%
    Daiwa Odakyu Construction Co...............................................     5,400     47,845       0.0%
#*  Danto Holdings Corp........................................................   165,000    219,018       0.0%
    Denyo Co., Ltd.............................................................    85,300  1,289,141       0.1%
#   Dijet Industrial Co., Ltd..................................................    88,000    162,417       0.0%
    DMG Mori Seiki Co., Ltd....................................................   486,500  7,934,353       0.3%
    DMW Corp...................................................................     4,800     69,215       0.0%
#   Duskin Co., Ltd............................................................   222,400  3,812,375       0.2%
#   Ebara Jitsugyo Co., Ltd....................................................    40,200    490,820       0.0%
    Eidai Co., Ltd.............................................................   115,000    436,414       0.0%
#   Emori Group Holdings Co., Ltd..............................................    48,300    201,046       0.0%
#   en-japan, Inc..............................................................    62,400    927,050       0.0%
#   Endo Lighting Corp.........................................................    60,200    711,234       0.0%
#*  Enshu, Ltd.................................................................   281,000    268,927       0.0%
    Freund Corp................................................................     9,900    112,634       0.0%
#   Fudo Tetra Corp............................................................ 1,040,800  1,967,770       0.1%
    Fujikura, Ltd.............................................................. 1,984,000  9,449,502       0.4%
#*  Fujisash Co., Ltd..........................................................   436,500    544,488       0.0%
    Fujitec Co., Ltd...........................................................   436,800  4,749,453       0.2%
#   Fukuda Corp................................................................   494,000  3,182,314       0.1%
    Fukushima Industries Corp..................................................    78,100  1,311,921       0.1%
#   Fukuyama Transporting Co., Ltd.............................................   791,400  4,484,375       0.2%
    FULLCAST Holdings Co., Ltd.................................................    63,400    429,607       0.0%
    Funai Soken Holdings, Inc..................................................   117,300  1,184,090       0.1%
#   Furukawa Co., Ltd.......................................................... 1,665,000  2,889,100       0.1%
#   Furukawa Electric Co., Ltd................................................. 4,806,000  8,808,884       0.3%
    Furusato Industries, Ltd...................................................    52,000    789,777       0.0%
    Futaba Corp................................................................   125,100  2,083,800       0.1%
    Gecoss Corp................................................................   109,200  1,338,707       0.1%
    Glory, Ltd.................................................................   266,700  7,381,541       0.3%
    Hamakyorex Co., Ltd........................................................    42,200  1,573,052       0.1%
    Hanwa Co., Ltd............................................................. 1,221,000  5,047,705       0.2%
    Harmonic Drive Systems, Inc................................................   150,100  3,170,063       0.1%
    Hazama Ando Corp........................................................... 1,082,400  6,141,532       0.2%
#   Hibiya Engineering, Ltd....................................................   120,800  1,602,876       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Hirakawa Hewtech Corp......................................................       900 $    9,544       0.0%
    Hisaka Works, Ltd..........................................................   100,200    919,355       0.0%
    Hitachi Koki Co., Ltd......................................................   311,600  2,562,691       0.1%
    Hitachi Transport System, Ltd..............................................   278,000  4,483,399       0.2%
    Hitachi Zosen Corp.........................................................   991,379  5,465,385       0.2%
    Hokuetsu Industries Co., Ltd...............................................   105,900    851,931       0.0%
#   Hokuriku Electrical Construction Co., Ltd..................................    23,000    163,305       0.0%
    Hosokawa Micron Corp.......................................................   176,000    916,340       0.0%
    Howa Machinery, Ltd........................................................    72,100    444,980       0.0%
#   Ichiken Co., Ltd...........................................................   143,000    371,426       0.0%
    ICHINEN HOLDINGS Co., Ltd..................................................   114,200  1,025,083       0.0%
    Idec Corp..................................................................   158,800  1,437,134       0.1%
    Iino Kaiun Kaisha, Ltd.....................................................   521,100  2,740,974       0.1%
    Inaba Denki Sangyo Co., Ltd................................................   138,700  5,014,971       0.2%
#   Inaba Seisakusho Co., Ltd..................................................    49,700    591,989       0.0%
    Inabata & Co., Ltd.........................................................   308,400  3,244,323       0.1%
#   Inui Global Logistics Co., Ltd.............................................    71,880    601,951       0.0%
#   Iseki & Co., Ltd........................................................... 1,110,000  2,295,498       0.1%
    Ishii Iron Works Co., Ltd..................................................   110,000    201,517       0.0%
#   Itoki Corp.................................................................   213,800  1,266,741       0.1%
#   Iwasaki Electric Co., Ltd..................................................   372,000    858,946       0.0%
#   Iwatani Corp............................................................... 1,087,000  7,351,887       0.3%
#   Jalux, Inc.................................................................    41,400    848,508       0.0%
    Jamco Corp.................................................................    77,700  2,219,607       0.1%
#   Japan Foundation Engineering Co., Ltd......................................   119,500    435,818       0.0%
    Japan Pulp & Paper Co., Ltd................................................   465,000  1,275,723       0.1%
#   Japan Steel Works, Ltd. (The).............................................. 1,992,000  9,192,882       0.4%
    Japan Transcity Corp.......................................................   242,000    783,432       0.0%
#   JK Holdings Co., Ltd.......................................................    89,940    449,242       0.0%
    Juki Corp..................................................................   918,000  2,715,087       0.1%
    Kamei Corp.................................................................   148,700  1,090,065       0.1%
    Kanaden Corp...............................................................   113,000    813,215       0.0%
    Kanagawa Chuo Kotsu Co., Ltd...............................................   190,000    909,859       0.0%
    Kanamoto Co., Ltd..........................................................   171,600  5,019,096       0.2%
    Kandenko Co., Ltd..........................................................   626,000  3,971,576       0.2%
    Kanematsu Corp............................................................. 2,395,625  3,764,183       0.2%
#   Katakura Industries Co., Ltd...............................................   136,100  1,468,103       0.1%
    Kato Works Co., Ltd........................................................   309,000  1,979,145       0.1%
#   KAWADA TECHNOLOGIES, Inc...................................................    58,900  1,837,845       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd..........................................    96,000    326,460       0.0%
    Keihin Co., Ltd............................................................   249,000    402,874       0.0%
*   KI Holdings Co., Ltd.......................................................    88,000    434,078       0.0%
    Kimura Chemical Plants Co., Ltd............................................    39,900    172,930       0.0%
#   King Jim Co., Ltd..........................................................    30,400    245,589       0.0%
#*  Kinki Sharyo Co., Ltd. (The)...............................................   153,000    478,923       0.0%
    Kintetsu World Express, Inc................................................    89,500  4,122,606       0.2%
    Kitagawa Iron Works Co., Ltd...............................................   496,000  1,045,475       0.0%
    Kitano Construction Corp...................................................   259,000    776,740       0.0%
#   Kito Corp..................................................................   103,600  1,008,464       0.0%
    Kitz Corp..................................................................   543,500  2,756,363       0.1%
*   Kobe Electric Railway Co., Ltd.............................................    29,000     87,375       0.0%
#   Kobelco Eco-Solutions Co., Ltd.............................................    97,000    554,205       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Koike Sanso Kogyo Co., Ltd.................................................   145,000 $  428,352       0.0%
#   Kokusai Co., Ltd...........................................................    40,400    632,484       0.0%
    Kokuyo Co., Ltd............................................................   527,825  4,821,477       0.2%
#   KOMAIHALTEC, Inc...........................................................   227,000    480,323       0.0%
    Komatsu Wall Industry Co., Ltd.............................................    40,000    857,375       0.0%
    Komori Corp................................................................   348,700  4,342,387       0.2%
    Kondotec, Inc..............................................................   124,000    804,610       0.0%
    Konoike Transport Co., Ltd.................................................    70,600    754,901       0.0%
#   Kosaido Co., Ltd...........................................................   267,900  1,603,529       0.1%
    KRS Corp...................................................................    36,200    515,460       0.0%
#   Kumagai Gumi Co., Ltd...................................................... 1,756,000  5,609,304       0.2%
#   Kuroda Electric Co., Ltd...................................................   219,100  3,938,727       0.2%
    Kyodo Printing Co., Ltd....................................................   525,000  1,629,945       0.1%
    Kyokuto Boeki Kaisha, Ltd..................................................    58,000    105,366       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd............................................   204,200  2,271,452       0.1%
    Kyoritsu Printing Co., Ltd.................................................   105,300    259,195       0.0%
    Kyowa Exeo Corp............................................................   481,800  5,620,904       0.2%
    Kyudenko Corp..............................................................   219,000  2,912,035       0.1%
#   Link And Motivation, Inc...................................................   251,400    371,157       0.0%
    Lonseal Corp...............................................................   116,000    172,210       0.0%
#   Maeda Corp.................................................................   821,000  5,972,673       0.2%
#   Maeda Kosen Co., Ltd.......................................................   100,500    942,293       0.0%
    Maeda Road Construction Co., Ltd...........................................   387,000  6,377,991       0.3%
    Maezawa Industries, Inc....................................................    35,700    113,598       0.0%
    Maezawa Kasei Industries Co., Ltd..........................................    45,600    463,526       0.0%
    Maezawa Kyuso Industries Co., Ltd..........................................    48,200    611,084       0.0%
    Makino Milling Machine Co., Ltd............................................   655,000  5,982,528       0.2%
    Marubeni Construction Material Lease Co., Ltd..............................    75,000    167,765       0.0%
#   Marufuji Sheet Piling Co., Ltd.............................................    58,000    167,453       0.0%
    Maruka Machinery Co., Ltd..................................................    32,200    556,194       0.0%
    Maruyama Manufacturing Co., Inc............................................   230,000    454,558       0.0%
    Maruzen Co., Ltd...........................................................    46,000    398,892       0.0%
#   Maruzen Showa Unyu Co., Ltd................................................   300,000  1,031,582       0.0%
    Matsuda Sangyo Co., Ltd....................................................    81,082  1,041,497       0.0%
    Matsui Construction Co., Ltd...............................................   124,600    700,350       0.0%
    Max Co., Ltd...............................................................   191,000  2,157,678       0.1%
    Meidensha Corp............................................................. 1,171,050  3,882,995       0.2%
    Meiji Shipping Co., Ltd....................................................   111,000    354,924       0.0%
#   Meisei Industrial Co., Ltd.................................................   251,000  1,371,453       0.1%
    Meitec Corp................................................................   181,300  5,838,387       0.2%
#   Meito Transportation Co., Ltd..............................................    22,000    135,412       0.0%
#   Meiwa Corp.................................................................   161,700    585,142       0.0%
    Mesco, Inc.................................................................    22,000    159,189       0.0%
    Mirait Holdings Corp.......................................................   380,085  4,295,226       0.2%
    Mitani Corp................................................................    68,200  1,470,369       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.......................................   159,600    902,369       0.0%
    Mitsubishi Pencil Co., Ltd.................................................   108,100  4,087,207       0.2%
    Mitsuboshi Belting Co., Ltd................................................   328,000  2,630,126       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd................................. 5,109,000  9,174,203       0.4%
    Mitsui Matsushima Co., Ltd.................................................   847,000    918,972       0.0%
    Mitsui-Soko Holdings Co., Ltd..............................................   626,000  2,193,466       0.1%
    Mitsumura Printing Co., Ltd................................................    93,000    208,463       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Miura Co., Ltd.............................................................   353,100 $3,963,914       0.2%
#   Miyaji Engineering Group, Inc..............................................   377,175    623,351       0.0%
#   MonotaRO Co., Ltd..........................................................   125,200  4,307,866       0.2%
    Morita Holdings Corp.......................................................   232,300  2,170,653       0.1%
#   NAC Co., Ltd...............................................................    58,900    499,226       0.0%
    Nachi-Fujikoshi Corp....................................................... 1,025,000  5,993,329       0.2%
#   Nagase & Co., Ltd..........................................................   374,900  4,954,698       0.2%
    Nakabayashi Co., Ltd.......................................................   211,000    393,662       0.0%
    Nakano Corp................................................................    14,800     54,164       0.0%
    Namura Shipbuilding Co., Ltd...............................................   217,228  1,987,365       0.1%
    Narasaki Sangyo Co., Ltd...................................................   103,000    256,246       0.0%
    NDS Co., Ltd...............................................................   241,000    605,887       0.0%
    NEC Capital Solutions, Ltd.................................................    43,800    680,495       0.0%
#   Nichias Corp...............................................................   581,000  3,505,839       0.1%
    Nichiban Co., Ltd..........................................................   119,000    465,053       0.0%
    Nichiden Corp..............................................................    22,600    511,574       0.0%
    Nichiha Corp...............................................................   143,680  1,593,911       0.1%
    Nichireki Co., Ltd.........................................................   148,000  1,319,927       0.1%
    Nihon M&A Center, Inc......................................................   198,100  6,893,767       0.3%
#   Nihon Trim Co., Ltd........................................................    31,600    971,825       0.0%
    Nikkato Corp...............................................................       700      2,404       0.0%
    Nikko Co., Ltd.............................................................   155,000    640,196       0.0%
    Nippo Corp.................................................................   142,000  2,374,814       0.1%
    Nippon Air Conditioning Services Co., Ltd..................................    14,900    101,660       0.0%
#   Nippon Carbon Co., Ltd.....................................................   648,000  2,005,977       0.1%
    Nippon Densetsu Kogyo Co., Ltd.............................................   230,300  3,867,274       0.2%
    Nippon Filcon Co., Ltd.....................................................    70,900    304,439       0.0%
    Nippon Hume Corp...........................................................   129,400    890,186       0.0%
    Nippon Kanzai Co., Ltd.....................................................    41,800  1,003,633       0.0%
    Nippon Koei Co., Ltd.......................................................   390,000  1,639,567       0.1%
    Nippon Konpo Unyu Soko Co., Ltd............................................   356,800  6,287,241       0.2%
#   Nippon Parking Development Co., Ltd........................................ 1,197,800  1,808,379       0.1%
#   Nippon Rietec Co., Ltd.....................................................     7,000     49,576       0.0%
    Nippon Road Co., Ltd. (The)................................................   384,000  2,071,882       0.1%
    Nippon Seisen Co., Ltd.....................................................   100,000    517,277       0.0%
#   Nippon Sharyo, Ltd.........................................................   422,000  1,216,688       0.1%
#*  Nippon Sheet Glass Co., Ltd................................................ 6,156,000  6,236,176       0.2%
    Nippon Steel & Sumikin Bussan Corp.........................................   955,599  3,255,184       0.1%
    Nippon Steel & Sumikin Texeng Co., Ltd.....................................   292,000  1,576,155       0.1%
    Nippon Thompson Co., Ltd...................................................   410,000  2,335,874       0.1%
    Nippon Tungsten Co., Ltd...................................................    62,000     97,673       0.0%
    Nishi-Nippon Railroad Co., Ltd............................................. 1,834,000  8,042,265       0.3%
    Nishimatsu Construction Co., Ltd........................................... 1,803,000  6,640,435       0.3%
    Nishio Rent All Co., Ltd...................................................    92,500  2,633,506       0.1%
#   Nissei ASB Machine Co., Ltd................................................    44,100    846,422       0.0%
    Nissei Corp................................................................    37,900    349,080       0.0%
    Nissei Plastic Industrial Co., Ltd.........................................   235,000  2,469,472       0.1%
#   Nissha Printing Co., Ltd...................................................   157,500  3,049,799       0.1%
    Nisshinbo Holdings, Inc....................................................   903,000  9,353,261       0.4%
    Nissin Corp................................................................   399,000  1,069,136       0.1%
    Nissin Electric Co., Ltd...................................................   279,000  1,827,455       0.1%
    Nitta Corp.................................................................   111,600  3,058,186       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
*   Nitto Boseki Co., Ltd......................................................   898,000 $3,422,313       0.1%
#   Nitto Kogyo Corp...........................................................   159,700  2,890,962       0.1%
    Nitto Kohki Co., Ltd.......................................................    68,500  1,386,453       0.1%
    Nitto Seiko Co., Ltd.......................................................   149,000    488,798       0.0%
#   Nittoc Construction Co., Ltd...............................................   200,200    889,683       0.0%
#   Nittoku Engineering Co., Ltd...............................................    85,700  1,040,205       0.0%
#   NJS Co., Ltd...............................................................    30,200    400,576       0.0%
    Noda Corp..................................................................   153,600    544,369       0.0%
    Nomura Co., Ltd............................................................   216,500  2,315,225       0.1%
    Noritake Co., Ltd..........................................................   642,000  1,516,057       0.1%
    Noritz Corp................................................................   192,500  3,295,539       0.1%
    NS United Kaiun Kaisha, Ltd................................................   599,000  1,436,836       0.1%
    Obara Group, Inc...........................................................    77,700  4,571,180       0.2%
    Obayashi Road Corp.........................................................   170,000  1,068,615       0.1%
#   Odelic Co., Ltd............................................................    17,900    489,576       0.0%
    Oiles Corp.................................................................   165,050  3,145,683       0.1%
    Okabe Co., Ltd.............................................................   242,100  2,104,778       0.1%
    Okamoto Machine Tool Works, Ltd............................................   205,000    265,253       0.0%
    Okamura Corp...............................................................   381,900  2,976,897       0.1%
#   OKK Corp...................................................................   425,000    568,740       0.0%
    OKUMA Corp.................................................................   844,000  9,144,517       0.4%
    Okumura Corp...............................................................   999,400  4,787,236       0.2%
    Onamba Co., Ltd............................................................     1,500      5,692       0.0%
#   Onoken Co., Ltd............................................................    87,300    781,465       0.0%
    Organo Corp................................................................   228,000  1,017,939       0.0%
    OSG Corp...................................................................   444,300  9,237,823       0.4%
#   Outsourcing, Inc...........................................................    54,600    742,969       0.0%
    Oyo Corp...................................................................    93,700  1,231,790       0.1%
#*  Pasco Corp.................................................................   124,000    346,412       0.0%
#   Pasona Group, Inc..........................................................   126,800    811,895       0.0%
#   Penta-Ocean Construction Co., Ltd.......................................... 1,684,400  6,313,656       0.2%
#   Pilot Corp.................................................................    94,400  5,088,751       0.2%
    Prestige International, Inc................................................   109,700    849,735       0.0%
    Pronexus, Inc..............................................................   129,400    858,759       0.0%
#   PS Mitsubishi Construction Co., Ltd........................................   137,300    478,401       0.0%
    Raito Kogyo Co., Ltd.......................................................   300,900  2,373,027       0.1%
    Rheon Automatic Machinery Co., Ltd.........................................    95,000    455,652       0.0%
    Ryobi, Ltd.................................................................   779,200  2,544,221       0.1%
    Sakai Heavy Industries, Ltd................................................   237,000    575,490       0.0%
#   Sakai Moving Service Co., Ltd..............................................    22,800    731,912       0.0%
    Sanki Engineering Co., Ltd.................................................   297,600  2,376,764       0.1%
#   Sanko Metal Industrial Co., Ltd............................................   136,000    281,049       0.0%
    Sankyo Tateyama, Inc.......................................................   166,200  3,106,337       0.1%
    Sankyu, Inc................................................................ 1,540,000  7,222,498       0.3%
#   Sanoyas Holdings Corp......................................................    40,600     93,488       0.0%
    Sanwa Holdings Corp........................................................ 1,232,600  9,302,894       0.4%
    Sanyo Denki Co., Ltd.......................................................   254,000  2,127,382       0.1%
    Sanyo Engineering & Construction, Inc......................................    48,000    203,159       0.0%
    Sanyo Industries, Ltd......................................................    99,000    176,677       0.0%
    Sata Construction Co., Ltd.................................................   427,000    501,394       0.0%
#   Sato Holdings Corp.........................................................   135,900  3,138,532       0.1%
    Sato Shoji Corp............................................................    66,800    460,887       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
#   SBS Holdings, Inc..........................................................    90,700 $  715,512       0.0%
#   Secom Joshinetsu Co., Ltd..................................................    32,900    978,279       0.0%
#   Seibu Electric Industry Co., Ltd...........................................    70,000    266,524       0.0%
    Seika Corp.................................................................   313,000    869,662       0.0%
    Seikitokyu Kogyo Co., Ltd..................................................   178,300    809,460       0.0%
    Sekisui Jushi Corp.........................................................   176,700  2,348,938       0.1%
#   Senko Co., Ltd.............................................................   547,000  3,453,821       0.1%
#   Senshu Electric Co., Ltd...................................................    36,200    547,153       0.0%
    Shibusawa Warehouse Co., Ltd. (The)........................................   263,000    781,638       0.0%
#   Shibuya Kogyo Co., Ltd.....................................................    89,100  1,831,230       0.1%
    Shima Seiki Manufacturing, Ltd.............................................   169,900  2,933,566       0.1%
    Shin Nippon Air Technologies Co., Ltd......................................    86,280    726,274       0.0%
    Shin-Keisei Electric Railway Co., Ltd......................................   177,000    611,004       0.0%
    Shinmaywa Industries, Ltd..................................................   537,000  5,582,563       0.2%
    Shinnihon Corp.............................................................   189,300    707,926       0.0%
    Shinsho Corp...............................................................   279,000    610,714       0.0%
    Shinwa Co., Ltd............................................................    14,000    232,789       0.0%
#   Shoko Co., Ltd.............................................................   404,000    518,073       0.0%
    Showa Aircraft Industry Co., Ltd...........................................    17,237    175,352       0.0%
    Sinfonia Technology Co., Ltd...............................................   567,000    965,047       0.0%
    Sinko Industries, Ltd......................................................   110,700  1,140,312       0.1%
    Sintokogio, Ltd............................................................   265,000  2,219,701       0.1%
    Soda Nikka Co., Ltd........................................................    67,000    307,887       0.0%
#   Sodick Co., Ltd............................................................   191,900  1,994,673       0.1%
#   Space Co., Ltd.............................................................    61,920    668,885       0.0%
#   Srg Takamiya Co., Ltd......................................................   100,700    685,915       0.0%
    Star Micronics Co., Ltd....................................................   221,700  3,606,249       0.1%
    Subaru Enterprise Co., Ltd.................................................    55,000    200,154       0.0%
    Sugimoto & Co., Ltd........................................................    30,500    337,917       0.0%
    Sumitomo Densetsu Co., Ltd.................................................   104,400  1,259,999       0.1%
#   Sumitomo Mitsui Construction Co., Ltd...................................... 4,537,800  6,315,238       0.2%
    Sumitomo Precision Products Co., Ltd.......................................   189,000    748,372       0.0%
    Sumitomo Warehouse Co., Ltd. (The).........................................   819,000  4,620,901       0.2%
#*  SWCC Showa Holdings Co., Ltd............................................... 1,683,000  1,334,283       0.1%
    Taihei Dengyo Kaisha, Ltd..................................................   162,000  1,366,627       0.1%
#   Taiheiyo Kouhatsu, Inc.....................................................   407,000    322,663       0.0%
    Taikisha, Ltd..............................................................   163,500  4,389,066       0.2%
#   Takano Co., Ltd............................................................    49,400    265,471       0.0%
#   Takaoka Toko Co., Ltd......................................................    43,520    566,746       0.0%
#   Takara Printing Co., Ltd...................................................    34,055    309,997       0.0%
    Takara Standard Co., Ltd...................................................   507,000  4,124,756       0.2%
    Takasago Thermal Engineering Co., Ltd......................................   319,500  4,143,867       0.2%
    Takashima & Co., Ltd.......................................................   225,000    492,247       0.0%
    Takeei Corp................................................................   119,500  1,053,491       0.0%
    Takeuchi Manufacturing Co., Ltd............................................    68,400  3,312,619       0.1%
    Takigami Steel Construction Co., Ltd. (The)................................    50,000    251,564       0.0%
    Takisawa Machine Tool Co., Ltd.............................................   368,000    688,058       0.0%
    Takuma Co., Ltd............................................................   436,000  3,349,625       0.1%
#   Tanseisha Co., Ltd.........................................................   143,200  1,152,150       0.1%
#   Tatsuta Electric Wire and Cable Co., Ltd...................................   275,600  1,204,904       0.1%
    TECHNO ASSOCIE Co., Ltd....................................................    56,800    586,235       0.0%
    Techno Ryowa, Ltd..........................................................    69,390    408,042       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Industrials -- (Continued)
    Teikoku Electric Manufacturing Co., Ltd....................................    89,400 $  838,524       0.0%
    Teikoku Sen-I Co., Ltd.....................................................   102,100  1,458,065       0.1%
    Teraoka Seisakusho Co., Ltd................................................    53,600    244,140       0.0%
    Toa Corp................................................................... 1,103,000  1,931,177       0.1%
    TOA ROAD Corp..............................................................   266,000    952,428       0.0%
#*  Tobishima Corp............................................................. 1,233,100  2,492,997       0.1%
    Tocalo Co., Ltd............................................................    82,300  1,615,928       0.1%
    Toda Corp.................................................................. 1,179,000  4,859,313       0.2%
    Toenec Corp................................................................   212,000  1,050,725       0.0%
    Togami Electric Manufacturing Co., Ltd.....................................    14,000     59,051       0.0%
    TOKAI Holdings Corp........................................................   528,400  2,242,152       0.1%
#   Tokai Lease Co., Ltd.......................................................   154,000    278,002       0.0%
    Tokyo Energy & Systems, Inc................................................   139,000  1,320,670       0.1%
#   Tokyo Keiki, Inc...........................................................   354,000    829,019       0.0%
#*  Tokyo Kikai Seisakusho, Ltd................................................   256,000    164,288       0.0%
#   Tokyo Sangyo Co., Ltd......................................................    81,000    334,313       0.0%
    Toli Corp..................................................................   261,000    630,067       0.0%
    Tomoe Corp.................................................................   152,000    543,827       0.0%
    Tomoe Engineering Co., Ltd.................................................    37,200    542,169       0.0%
    Tonami Holdings Co., Ltd...................................................   322,000  1,164,439       0.1%
    Toppan Forms Co., Ltd......................................................   298,500  3,577,867       0.1%
#   Torishima Pump Manufacturing Co., Ltd......................................   117,100    866,874       0.0%
    Toshiba Machine Co., Ltd...................................................   663,000  2,944,120       0.1%
    Toshiba Plant Systems & Services Corp......................................   241,450  3,357,104       0.1%
#   Tosho Printing Co., Ltd....................................................   236,000    748,649       0.0%
    Totetsu Kogyo Co., Ltd.....................................................   145,100  3,272,162       0.1%
#   Toyo Construction Co., Ltd.................................................   377,100  1,459,657       0.1%
    Toyo Denki Seizo--Toyo Electric Manufacturing Co., Ltd.....................   207,000    736,147       0.0%
#   Toyo Engineering Corp......................................................   689,400  1,928,602       0.1%
    Toyo Machinery & Metal Co., Ltd............................................    87,400    373,986       0.0%
#   Toyo Tanso Co., Ltd........................................................    67,000  1,261,533       0.1%
#   Toyo Wharf & Warehouse Co., Ltd............................................   340,000    565,728       0.0%
    Trancom Co., Ltd...........................................................    42,400  2,001,481       0.1%
    Trinity Industrial Corp....................................................    19,000     72,077       0.0%
    Trusco Nakayama Corp.......................................................   112,700  3,795,007       0.2%
    Trust Tech, Inc............................................................    19,200    367,607       0.0%
    Tsubakimoto Chain Co.......................................................   845,700  6,923,529       0.3%
    Tsubakimoto Kogyo Co., Ltd.................................................   117,000    308,808       0.0%
#*  Tsudakoma Corp.............................................................   294,000    382,284       0.0%
    Tsugami Corp...............................................................   395,000  2,308,421       0.1%
    Tsukishima Kikai Co., Ltd..................................................   129,500  1,299,323       0.1%
    Tsurumi Manufacturing Co., Ltd.............................................    92,200  1,383,796       0.1%
    TTK Co., Ltd...............................................................    62,000    251,062       0.0%
    Uchida Yoko Co., Ltd.......................................................   322,000  1,094,344       0.1%
#   Ueki Corp..................................................................   354,000    752,673       0.0%
    Union Tool Co..............................................................    62,900  1,898,475       0.1%
    Ushio, Inc.................................................................   334,700  4,389,096       0.2%
    Utoc Corp..................................................................    98,700    475,855       0.0%
#   Wakachiku Construction Co., Ltd............................................ 1,170,000  1,761,586       0.1%
    Wakita & Co., Ltd..........................................................   219,800  2,191,681       0.1%
    Weathernews, Inc...........................................................    36,800  1,081,293       0.1%
#   Yahagi Construction Co., Ltd...............................................   159,400  1,035,028       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Industrials -- (Continued)
    YAMABIKO Corp..............................................................    46,082 $  1,996,443       0.1%
    Yamato Corp................................................................    82,000      290,198       0.0%
    Yamaura Corp...............................................................    16,200       57,931       0.0%
    Yamazen Corp...............................................................   296,900    2,641,359       0.1%
    Yasuda Logistics Corp......................................................    97,300      826,085       0.0%
    Yokogawa Bridge Holdings Corp..............................................   177,600    2,011,842       0.1%
    Yondenko Corp..............................................................   128,800      527,542       0.0%
    Yuasa Trading Co., Ltd.....................................................   105,000    2,312,403       0.1%
    Yuken Kogyo Co., Ltd.......................................................   196,000      415,018       0.0%
#   Yumeshin Holdings Co., Ltd.................................................   142,600      970,319       0.0%
    Yurtec Corp................................................................   249,000    1,592,181       0.1%
    Yusen Logistics Co., Ltd...................................................   109,500    1,339,123       0.1%
#   Zuiko Corp.................................................................    18,300      604,499       0.0%
                                                                                          ------------      ----
Total Industrials..............................................................            759,009,961      28.9%
                                                                                          ------------      ----
Information Technology -- (10.7%)
#   A&D Co., Ltd...............................................................   120,200      515,893       0.0%
    Ai Holdings Corp...........................................................   248,300    4,515,420       0.2%
    Aichi Tokei Denki Co., Ltd.................................................   187,000      521,391       0.0%
#   Aiphone Co., Ltd...........................................................    79,000    1,314,695       0.1%
#*  Allied Telesis Holdings K.K................................................   470,700      299,966       0.0%
    Alpha Systems, Inc.........................................................    32,560      481,633       0.0%
    Amano Corp.................................................................   374,300    4,814,684       0.2%
    Anritsu Corp...............................................................   857,300    6,146,840       0.2%
#   AOI Electronics Co., Ltd...................................................    26,900    1,127,073       0.1%
    Argo Graphics, Inc.........................................................    22,600      335,343       0.0%
*   Arisawa Manufacturing Co., Ltd.............................................   192,200    1,604,686       0.1%
    Asahi Net, Inc.............................................................    59,600      259,203       0.0%
#   Axell Corp.................................................................    47,500      605,072       0.0%
    Azbil Corp.................................................................   182,300    4,802,159       0.2%
#   Bit-isle, Inc..............................................................   123,600      540,586       0.0%
    Broadleaf Co., Ltd.........................................................   118,700    1,850,618       0.1%
    CAC Holdings Corp..........................................................    50,500      456,744       0.0%
    Canon Electronics, Inc.....................................................   132,000    2,647,926       0.1%
    Capcom Co., Ltd............................................................   294,600    5,487,549       0.2%
    Chino Corp.................................................................    37,100      365,407       0.0%
#*  CMK Corp...................................................................   260,100      649,875       0.0%
    Computer Engineering & Consulting, Ltd.....................................    74,200      564,807       0.0%
    CONEXIO Corp...............................................................   125,900    1,242,004       0.1%
#   COOKPAD, Inc...............................................................    95,800    4,078,199       0.2%
    Cresco, Ltd................................................................    26,500      413,581       0.0%
#*  CROOZ, Inc.................................................................    32,400      824,320       0.0%
#   Dai-ichi Seiko Co., Ltd....................................................    55,600    1,060,400       0.0%
#   Daishinku Corp.............................................................   188,000      507,945       0.0%
    Daito Electron Co., Ltd....................................................     5,900       33,248       0.0%
    Daiwabo Holdings Co., Ltd.................................................. 1,186,000    1,977,163       0.1%
    Denki Kogyo Co., Ltd.......................................................   251,000    1,171,254       0.1%
    DKK-Toa Corp...............................................................    38,200      206,036       0.0%
    DTS Corp...................................................................   122,000    2,483,033       0.1%
#   Eizo Corp..................................................................   109,700    2,433,387       0.1%
    Elecom Co., Ltd............................................................    50,700    1,141,684       0.1%
    Elematec Corp..............................................................    54,171    1,368,907       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                                ------- ---------- ---------------
Information Technology -- (Continued)
#   EM Systems Co., Ltd........................................................  18,500 $  294,842       0.0%
    Enplas Corp................................................................  57,000  2,293,963       0.1%
    ESPEC Corp.................................................................  98,400  1,066,942       0.0%
#   Excel Co., Ltd.............................................................  49,300    562,979       0.0%
#   F@N Communications, Inc.................................................... 192,800  1,603,628       0.1%
    Faith, Inc.................................................................  27,910    396,520       0.0%
#*  FDK Corp................................................................... 663,000    846,247       0.0%
    Ferrotec Corp.............................................................. 174,000  1,010,863       0.0%
    Fuji Soft, Inc............................................................. 116,600  2,370,600       0.1%
    Fujitsu Frontech, Ltd......................................................  75,300    933,093       0.0%
#   Furuno Electric Co., Ltd................................................... 137,500  1,115,795       0.1%
    Furuya Metal Co., Ltd......................................................  11,800    268,509       0.0%
    Future Architect, Inc...................................................... 129,200    780,357       0.0%
    GMO internet, Inc.......................................................... 401,700  5,049,837       0.2%
    GMO Payment Gateway, Inc...................................................  98,500  2,530,155       0.1%
#   Gree, Inc.................................................................. 672,200  4,340,042       0.2%
    Gurunavi, Inc.............................................................. 172,800  3,197,980       0.1%
    Hakuto Co., Ltd............................................................  84,500  1,026,786       0.0%
    Hioki EE Corp..............................................................  45,700    902,534       0.0%
    Hitachi Kokusai Electric, Inc.............................................. 332,500  4,605,381       0.2%
#   Hochiki Corp............................................................... 143,000  1,007,880       0.0%
#   Hokuriku Electric Industry Co., Ltd........................................ 482,000    759,573       0.0%
    Horiba, Ltd................................................................ 212,650  7,985,273       0.3%
#   Hosiden Corp............................................................... 257,000  1,503,507       0.1%
    I-Net Corp.................................................................  53,900    432,363       0.0%
    Icom, Inc..................................................................  46,600  1,139,159       0.1%
#   Ikegami Tsushinki Co., Ltd................................................. 309,000    476,396       0.0%
    Imagica Robot Holdings, Inc................................................  53,800    311,465       0.0%
    Ines Corp.................................................................. 196,600  1,865,213       0.1%
    Infocom Corp...............................................................  80,400    682,001       0.0%
    Information Services International-Dentsu, Ltd.............................  75,900    783,719       0.0%
    Innotech Corp..............................................................  93,000    385,123       0.0%
    Internet Initiative Japan, Inc............................................. 191,600  3,239,634       0.1%
    Iriso Electronics Co., Ltd.................................................  50,500  3,504,653       0.1%
    IT Holdings Corp........................................................... 505,101  9,946,402       0.4%
*   Itfor, Inc.................................................................  56,300    214,298       0.0%
#*  Iwatsu Electric Co., Ltd................................................... 500,000    398,847       0.0%
    Japan Digital Laboratory Co., Ltd..........................................  93,600  1,425,476       0.1%
    Japan Radio Co., Ltd....................................................... 326,000  1,226,907       0.1%
    Jastec Co., Ltd............................................................  54,200    415,638       0.0%
#   JBCC Holdings, Inc.........................................................  87,500    600,658       0.0%
*   Justsystems Corp........................................................... 160,600  1,013,195       0.0%
#   Kaga Electronics Co., Ltd.................................................. 113,100  1,366,620       0.1%
    Kanematsu Electronics, Ltd.................................................  72,000  1,098,038       0.1%
#*  KLab, Inc.................................................................. 191,400  2,289,301       0.1%
    Koa Corp................................................................... 194,100  1,988,254       0.1%
#   Koei Tecmo Holdings Co., Ltd...............................................  10,690    161,982       0.0%
    Kyoden Co., Ltd............................................................   1,300      2,253       0.0%
#   Kyoei Sangyo Co., Ltd......................................................  97,000    164,606       0.0%
    Kyosan Electric Manufacturing Co., Ltd..................................... 279,000    881,694       0.0%
    Kyowa Electronics Instruments Co., Ltd..................................... 135,100    551,132       0.0%
#   LAC Co., Ltd...............................................................  82,700    833,971       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Information Technology -- (Continued)
    Lasertec Corp..............................................................    28,700 $  400,686       0.0%
#*  Livesense, Inc.............................................................    62,000    314,000       0.0%
#*  Macnica Fuji Electronics Holdings, Inc.....................................   204,350  2,517,578       0.1%
    Marubun Corp...............................................................    95,700    621,154       0.0%
    Maruwa Co., Ltd............................................................    52,300  1,185,042       0.1%
#   Marvelous, Inc.............................................................   196,300  2,612,554       0.1%
*   Megachips Corp.............................................................   122,000  1,438,202       0.1%
#   Meiko Electronics Co., Ltd.................................................   111,800    368,513       0.0%
#   Melco Holdings, Inc........................................................    75,500  1,557,605       0.1%
#   Micronics Japan Co., Ltd...................................................    83,500  2,554,169       0.1%
    Mimasu Semiconductor Industry Co., Ltd.....................................   101,981  1,168,553       0.1%
    Miraial Co., Ltd...........................................................    29,800    361,253       0.0%
    Miroku Jyoho Service Co., Ltd..............................................    96,700    547,900       0.0%
    Mitsubishi Research Institute, Inc.........................................    32,600    746,238       0.0%
    Mitsui High-Tec, Inc.......................................................   150,700  1,133,899       0.1%
    Mitsumi Electric Co., Ltd..................................................   389,300  2,915,757       0.1%
#   MTI, Ltd...................................................................   168,800  1,205,869       0.1%
#   Mutoh Holdings Co., Ltd....................................................   126,000    458,329       0.0%
    Nagano Keiki Co., Ltd......................................................     5,500     33,823       0.0%
#   Nakayo, Inc................................................................   396,000  1,201,383       0.1%
    NEC Networks & System Integration Corp.....................................   136,600  2,927,187       0.1%
#   NET One Systems Co., Ltd...................................................   525,900  3,776,961       0.2%
*   New Japan Radio Co., Ltd...................................................    96,000    428,405       0.0%
    Nichicon Corp..............................................................   324,600  2,994,568       0.1%
    NIFTY Corp.................................................................    46,100    587,158       0.0%
#   Nihon Dempa Kogyo Co., Ltd.................................................   102,700    849,173       0.0%
    Nihon Unisys, Ltd..........................................................   346,175  3,285,191       0.1%
#   Nippon Ceramic Co., Ltd....................................................    62,200    886,473       0.0%
*   Nippon Chemi-Con Corp......................................................   950,000  2,864,549       0.1%
#   Nippon Kodoshi Corp........................................................    25,000    282,439       0.0%
    Nippon Signal Co., Ltd. (The)..............................................   310,600  2,974,316       0.1%
    Nippon Systemware Co., Ltd.................................................    29,400    208,415       0.0%
    Nohmi Bosai, Ltd...........................................................   132,600  1,666,127       0.1%
    Noritsu Koki Co., Ltd......................................................    76,800    437,966       0.0%
    NS Solutions Corp..........................................................   100,300  3,365,223       0.1%
    NSD Co., Ltd...............................................................   181,280  2,628,400       0.1%
#   Nuflare Technology, Inc....................................................    18,500    787,498       0.0%
    Ohara, Inc.................................................................    47,600    243,744       0.0%
#   Oizumi Corp................................................................    28,500    210,126       0.0%
    Okaya Electric Industries Co., Ltd.........................................    73,000    263,426       0.0%
    Oki Electric Industry Co., Ltd............................................. 4,751,000  9,732,972       0.4%
    ONO Sokki Co., Ltd.........................................................    58,400    497,399       0.0%
    Optex Co., Ltd.............................................................    70,600  1,511,981       0.1%
#   Origin Electric Co., Ltd...................................................   173,000    732,994       0.0%
#   Osaki Electric Co., Ltd....................................................   168,000  1,161,039       0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.................................   111,600    792,116       0.0%
    Panasonic Information Systems Co., Ltd.....................................    15,400    551,089       0.0%
    PCA Corp...................................................................     2,500     34,913       0.0%
    Riken Keiki Co., Ltd.......................................................    76,100    892,281       0.0%
    Riso Kagaku Corp...........................................................   180,600  2,989,315       0.1%
    Roland DG Corp.............................................................    49,900  1,335,717       0.1%
    Ryoden Trading Co., Ltd....................................................   174,000  1,250,305       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Information Technology -- (Continued)
    Ryosan Co., Ltd............................................................   184,300 $4,389,093       0.2%
    Ryoyo Electro Corp.........................................................   104,300  1,210,093       0.1%
    Sanken Electric Co., Ltd...................................................   673,000  5,146,553       0.2%
    Sanshin Electronics Co., Ltd...............................................   149,900  1,234,187       0.1%
    Satori Electric Co., Ltd...................................................    85,880    599,264       0.0%
    Saxa Holdings, Inc.........................................................   298,000    544,582       0.0%
    SCREEN Holdings Co., Ltd................................................... 1,231,000  8,356,784       0.3%
    Shibaura Electronics Co., Ltd..............................................    26,200    449,075       0.0%
#   Shibaura Mechatronics Corp.................................................   200,000    491,692       0.0%
    Shindengen Electric Manufacturing Co., Ltd.................................   433,000  2,217,095       0.1%
#*  Shinkawa, Ltd..............................................................    57,300    373,386       0.0%
    Shinko Electric Industries Co., Ltd........................................   427,400  3,415,408       0.1%
    Shinko Shoji Co., Ltd......................................................   121,700  1,243,781       0.1%
    Shizuki Electric Co., Inc..................................................   100,000    663,933       0.0%
    Siix Corp..................................................................    92,900  2,468,011       0.1%
    SMK Corp...................................................................   360,000  1,491,026       0.1%
#   SMS Co., Ltd...............................................................   150,200  1,847,557       0.1%
#   Softbank Technology Corp...................................................    30,300    334,468       0.0%
*   Softbrain Co., Ltd.........................................................   161,300    266,016       0.0%
    SRA Holdings...............................................................    47,500    651,417       0.0%
    Sumida Corp................................................................   107,549    714,130       0.0%
    Sun-Wa Technos Corp........................................................    35,100    342,022       0.0%
    Systena Corp...............................................................   116,600    858,174       0.0%
    Tabuchi Electric Co., Ltd..................................................   145,100  1,569,708       0.1%
    Tachibana Eletech Co., Ltd.................................................    83,160  1,006,824       0.0%
    Taiyo Yuden Co., Ltd.......................................................   642,700  9,501,859       0.4%
    Tamura Corp................................................................   447,000  1,900,619       0.1%
#*  Teac Corp..................................................................   615,000    287,899       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.............................................   198,000    403,569       0.0%
    TKC Corp...................................................................   104,700  2,500,611       0.1%
#   Toko, Inc..................................................................   208,000    616,940       0.0%
    Tokyo Electron Device, Ltd.................................................    37,200    494,780       0.0%
    Tokyo Seimitsu Co., Ltd....................................................   231,900  4,998,441       0.2%
    Tomen Devices Corp.........................................................     2,400     42,047       0.0%
    Tose Co., Ltd..............................................................    22,100    148,935       0.0%
    Toshiba TEC Corp...........................................................   447,000  2,478,942       0.1%
#   Toukei Computer Co., Ltd...................................................    26,010    405,035       0.0%
    Towa Corp..................................................................   124,500    730,681       0.0%
#   Toyo Corp..................................................................   131,600  1,234,459       0.1%
    Transcosmos, Inc...........................................................   152,100  3,682,743       0.1%
    UKC Holdings Corp..........................................................    64,900  1,150,198       0.1%
*   Ulvac, Inc.................................................................   249,600  4,249,902       0.2%
*   Uniden Corp................................................................   366,000    669,526       0.0%
#*  UT Holdings Co., Ltd.......................................................   189,500    830,759       0.0%
#   Vitec Co., Ltd.............................................................    34,300    293,861       0.0%
#   Wacom Co., Ltd.............................................................   907,100  4,703,231       0.2%
#   Wellnet Corp...............................................................    30,600    684,739       0.0%
    Y A C Co., Ltd.............................................................    31,000    179,376       0.0%
#   Yamaichi Electronics Co., Ltd..............................................   120,500    914,524       0.0%
    Yashima Denki Co., Ltd.....................................................    25,600    123,562       0.0%
    Yokowo Co., Ltd............................................................    86,200    510,749       0.0%
    Zappallas, Inc.............................................................    55,900    289,240       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Information Technology -- (Continued)
    Zuken, Inc.................................................................    64,400 $    576,248       0.0%
                                                                                          ------------      ----
Total Information Technology...................................................            305,680,742      11.6%
                                                                                          ------------      ----
Materials -- (10.3%)
    Achilles Corp..............................................................   909,000    1,187,621       0.1%
    ADEKA Corp.................................................................   523,000    7,376,790       0.3%
#   Agro-Kanesho Co., Ltd......................................................    31,900      228,577       0.0%
    Aichi Steel Corp...........................................................   673,000    3,235,351       0.1%
    Alconix Corp...............................................................    50,900      795,628       0.0%
    Arakawa Chemical Industries, Ltd...........................................    86,300      954,451       0.0%
#   Araya Industrial Co., Ltd..................................................   268,000      431,943       0.0%
    Asahi Holdings, Inc........................................................   155,550    2,927,051       0.1%
    Asahi Organic Chemicals Industry Co., Ltd..................................   412,000      931,533       0.0%
    Asahi Printing Co., Ltd....................................................       800       14,828       0.0%
    C Uyemura & Co., Ltd.......................................................    22,800    1,129,974       0.1%
    Carlit Holdings Co., Ltd...................................................    71,700      375,985       0.0%
#   Chuetsu Pulp & Paper Co., Ltd..............................................   552,000    1,150,408       0.1%
*   Chugai Mining Co., Ltd..................................................... 1,012,400      237,955       0.0%
    Chugoku Marine Paints, Ltd.................................................   345,000    2,989,283       0.1%
    Dai Nippon Toryo Co., Ltd..................................................   740,000      962,070       0.0%
    Daido Steel Co., Ltd.......................................................   585,000    2,797,224       0.1%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd......................................    17,600      574,590       0.0%
    Daiken Corp................................................................   390,000      886,249       0.0%
    Daiki Aluminium Industry Co., Ltd..........................................   153,000      443,689       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.....................   408,000    2,205,185       0.1%
    Daio Paper Corp............................................................   523,500    5,553,916       0.2%
    Daiso Co., Ltd.............................................................   424,000    1,482,998       0.1%
#   DC Co., Ltd................................................................   110,700      420,401       0.0%
    Denki Kagaku Kogyo K.K..................................................... 1,678,000    6,851,592       0.3%
#   DKS Co., Ltd...............................................................   207,000      621,971       0.0%
    Dynapac Co., Ltd...........................................................    25,000       60,684       0.0%
#   FP Corp....................................................................   148,000    5,309,798       0.2%
#   Fuji Seal International, Inc...............................................   130,600    3,918,137       0.2%
    Fujikura Kasei Co., Ltd....................................................   145,500      677,904       0.0%
    Fujimi, Inc................................................................   105,600    1,785,762       0.1%
    Fujimori Kogyo Co., Ltd....................................................    75,000    2,359,278       0.1%
    Fumakilla, Ltd.............................................................    68,000      259,716       0.0%
    Fuso Chemical Co., Ltd.....................................................    39,600      463,038       0.0%
#   Godo Steel, Ltd............................................................   874,000    1,415,046       0.1%
    Gun-Ei Chemical Industry Co., Ltd..........................................   286,000      808,985       0.0%
    Harima Chemicals Group, Inc................................................    73,300      294,020       0.0%
    Hodogaya Chemical Co., Ltd.................................................   339,000      566,429       0.0%
    Hokkan Holdings, Ltd.......................................................   275,000      641,428       0.0%
    Hokko Chemical Industry Co., Ltd...........................................   104,000      381,054       0.0%
#   Hokuetsu Kishu Paper Co., Ltd..............................................   857,799    4,666,081       0.2%
    Honshu Chemical Industry Co., Ltd..........................................    14,000      125,070       0.0%
#   Ihara Chemical Industry Co., Ltd...........................................   205,100    2,675,178       0.1%
    Ise Chemical Corp..........................................................    81,000      489,309       0.0%
*   Ishihara Sangyo Kaisha, Ltd................................................ 1,911,500    1,896,906       0.1%
#*  Ishizuka Glass Co., Ltd....................................................   119,000      266,174       0.0%
    JCU Corp...................................................................    27,200    1,135,358       0.1%
#   JSP Corp...................................................................    71,600    1,356,402       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Materials -- (Continued)
    Kanto Denka Kogyo Co., Ltd.................................................   250,000 $1,558,325       0.1%
    Katakura Chikkarin Co., Ltd................................................    43,000    107,343       0.0%
    Kawakin Holdings Co., Ltd..................................................    11,000     27,902       0.0%
#   Kawasaki Kasei Chemicals, Ltd..............................................    84,000    109,681       0.0%
#   Kimoto Co., Ltd............................................................   228,000    562,129       0.0%
    Koatsu Gas Kogyo Co., Ltd..................................................   158,493    825,041       0.0%
#   Kogi Corp..................................................................    55,000     96,532       0.0%
    Kohsoku Corp...............................................................    60,200    454,105       0.0%
    Konishi Co., Ltd...........................................................    89,700  1,572,643       0.1%
    Krosaki Harima Corp........................................................   270,000    574,685       0.0%
    Kumiai Chemical Industry Co., Ltd..........................................   122,300  1,079,964       0.1%
#   Kureha Corp................................................................   764,500  3,498,824       0.1%
    Kurimoto, Ltd..............................................................   682,000  1,309,919       0.1%
#   Kyoei Steel, Ltd...........................................................   106,200  1,739,572       0.1%
    Kyowa Leather Cloth Co., Ltd...............................................    43,500    302,689       0.0%
    Lintec Corp................................................................   303,800  7,452,101       0.3%
#   MEC Co., Ltd...............................................................    95,800    658,719       0.0%
    Mitani Sekisan Co., Ltd....................................................    24,000    366,954       0.0%
*   Mitsubishi Paper Mills, Ltd................................................ 1,679,000  1,288,594       0.1%
    Mitsubishi Steel Manufacturing Co., Ltd....................................   849,000  1,923,493       0.1%
    Mitsui Mining & Smelting Co., Ltd.......................................... 3,568,000  8,477,444       0.3%
#   MORESCO Corp...............................................................    39,700    714,877       0.0%
    Mory Industries, Inc.......................................................   152,000    527,647       0.0%
#*  Nakayama Steel Works, Ltd..................................................   845,000    662,478       0.0%
    Neturen Co., Ltd...........................................................   166,900  1,242,546       0.1%
#*  New Japan Chemical Co., Ltd................................................   182,300    344,980       0.0%
    Nichia Steel Works, Ltd....................................................   164,900    469,302       0.0%
    Nihon Kagaku Sangyo Co., Ltd...............................................    71,000    476,957       0.0%
    Nihon Nohyaku Co., Ltd.....................................................   260,400  2,733,968       0.1%
    Nihon Parkerizing Co., Ltd.................................................   536,000  6,093,685       0.2%
    Nihon Yamamura Glass Co., Ltd..............................................   489,000    720,056       0.0%
    Nippon Carbide Industries Co., Inc.........................................   434,000    845,199       0.0%
#   Nippon Chemical Industrial Co., Ltd........................................   477,000  1,056,131       0.0%
    Nippon Chutetsukan K.K.....................................................   113,000    212,502       0.0%
#   Nippon Concrete Industries Co., Ltd........................................   203,100    822,595       0.0%
#   Nippon Denko Co., Ltd......................................................   673,414  1,650,111       0.1%
    Nippon Fine Chemical Co., Ltd..............................................    83,200    674,258       0.0%
    Nippon Kasei Chemical Co., Ltd.............................................   192,000    254,611       0.0%
#*  Nippon Kinzoku Co., Ltd....................................................   293,000    352,117       0.0%
#   Nippon Koshuha Steel Co., Ltd..............................................   460,000    452,872       0.0%
    Nippon Light Metal Holdings Co., Ltd....................................... 3,227,300  4,999,570       0.2%
    Nippon Pillar Packing Co., Ltd.............................................   116,800  1,034,694       0.0%
    Nippon Soda Co., Ltd.......................................................   871,000  5,441,587       0.2%
    Nippon Synthetic Chemical Industry Co., Ltd. (The).........................   287,000  2,008,570       0.1%
    Nippon Valqua Industries, Ltd..............................................   489,000  1,269,249       0.1%
#*  Nippon Yakin Kogyo Co., Ltd................................................   831,300  1,659,515       0.1%
    Nisshin Steel Co., Ltd.....................................................   582,592  7,764,699       0.3%
#   Nitta Gelatin, Inc.........................................................    37,900    257,332       0.0%
    Nittetsu Mining Co., Ltd...................................................   364,000  1,445,217       0.1%
#   Nitto FC Co., Ltd..........................................................    63,800    430,707       0.0%
    NOF Corp...................................................................   870,000  6,693,291       0.3%
    Okamoto Industries, Inc....................................................   405,000  1,584,026       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
Materials -- (Continued)
    Okura Industrial Co., Ltd..................................................   296,000 $  911,822       0.0%
    Osaka Organic Chemical Industry, Ltd.......................................    66,000    294,406       0.0%
    Osaka Steel Co., Ltd.......................................................    83,300  1,537,419       0.1%
#   OSAKA Titanium Technologies Co., Ltd.......................................   113,100  2,433,278       0.1%
#*  Pacific Metals Co., Ltd....................................................   924,000  2,810,247       0.1%
    Pack Corp. (The)...........................................................    79,600  1,736,379       0.1%
#*  Rasa Industries, Ltd.......................................................   480,000    558,462       0.0%
#   Rengo Co., Ltd............................................................. 1,328,000  5,806,169       0.2%
    Riken Technos Corp.........................................................   212,600    775,325       0.0%
    Sakai Chemical Industry Co., Ltd...........................................   570,000  1,881,152       0.1%
    Sakata INX Corp............................................................   235,200  2,232,826       0.1%
    Sanyo Chemical Industries, Ltd.............................................   349,000  2,719,589       0.1%
    Sanyo Special Steel Co., Ltd...............................................   650,300  3,146,981       0.1%
    Sekisui Plastics Co., Ltd..................................................   268,000  1,098,747       0.1%
    Shikoku Chemicals Corp.....................................................   232,000  2,036,314       0.1%
    Shin-Etsu Polymer Co., Ltd.................................................   190,300    929,451       0.0%
    Shinagawa Refractories Co., Ltd............................................   250,000    668,370       0.0%
#   Shinko Wire Co., Ltd.......................................................   184,000    262,612       0.0%
    Stella Chemifa Corp........................................................    54,300    605,704       0.0%
    Sumitomo Bakelite Co., Ltd................................................. 1,225,000  5,584,710       0.2%
    Sumitomo Osaka Cement Co., Ltd............................................. 2,652,000  8,637,435       0.3%
#   Sumitomo Seika Chemicals Co., Ltd..........................................   279,000  2,095,796       0.1%
    T Hasegawa Co., Ltd........................................................   130,600  1,913,455       0.1%
#   T&K Toka Co., Ltd..........................................................    39,400    804,144       0.0%
#   Taisei Lamick Co., Ltd.....................................................    28,800    668,451       0.0%
    Taiyo Holdings Co., Ltd....................................................   102,100  3,511,025       0.1%
    Takasago International Corp................................................   436,000  2,013,002       0.1%
    Takiron Co., Ltd...........................................................   295,000  1,370,963       0.1%
*   Tanaka Chemical Corp.......................................................     1,100      3,700       0.0%
    Tayca Corp.................................................................   164,000    625,727       0.0%
    Tenma Corp.................................................................    79,600  1,287,966       0.1%
    Toagosei Co., Ltd.......................................................... 1,316,000  5,840,199       0.2%
#   Toda Kogyo Corp............................................................   219,000    769,714       0.0%
    Toho Zinc Co., Ltd.........................................................   800,000  3,079,439       0.1%
    Tokai Carbon Co., Ltd...................................................... 1,289,000  3,778,068       0.2%
    Tokushu Tokai Paper Co., Ltd...............................................   564,580  1,288,888       0.1%
#   Tokuyama Corp.............................................................. 2,159,000  4,803,352       0.2%
    Tokyo Ohka Kogyo Co., Ltd..................................................   143,200  4,457,126       0.2%
#*  Tokyo Rope Manufacturing Co., Ltd..........................................   658,000  1,059,704       0.0%
    Tokyo Steel Manufacturing Co., Ltd.........................................   636,400  4,393,397       0.2%
    Tokyo Tekko Co., Ltd.......................................................   251,000  1,038,159       0.0%
#   Tomoegawa Co., Ltd.........................................................   125,000    264,200       0.0%
    Tomoku Co., Ltd............................................................   335,000    787,550       0.0%
    Topy Industries, Ltd....................................................... 1,142,000  2,737,123       0.1%
    Toyo Ink SC Holdings Co., Ltd.............................................. 1,157,000  5,509,204       0.2%
    Toyo Kohan Co., Ltd........................................................   286,000  1,358,615       0.1%
    Toyobo Co., Ltd............................................................ 5,776,000  8,805,372       0.3%
    TYK Corp...................................................................   138,000    250,616       0.0%
    UACJ Corp.................................................................. 1,486,415  4,297,513       0.2%
    Ube Industries, Ltd........................................................ 5,257,000  8,721,582       0.3%
    Wood One Co., Ltd..........................................................   164,000    379,759       0.0%
    Yamato Kogyo Co., Ltd......................................................    56,400  1,326,974       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Materials -- (Continued)
    Yodogawa Steel Works, Ltd..................................................    723,500 $    2,929,630        0.1%
    Yotai Refractories Co., Ltd................................................      8,000         26,421        0.0%
    Yuki Gosei Kogyo Co., Ltd..................................................     64,000        145,622        0.0%
    Yushiro Chemical Industry Co., Ltd.........................................     61,400        792,284        0.0%
                                                                                           --------------      -----
Total Materials................................................................               297,003,166       11.3%
                                                                                           --------------      -----
Telecommunication Services -- (0.1%)
#*  Japan Communications, Inc..................................................    764,900      2,805,975        0.1%
    Okinawa Cellular Telephone Co..............................................     43,200      1,319,931        0.1%
                                                                                           --------------      -----
Total Telecommunication Services...............................................                 4,125,906        0.2%
                                                                                           --------------      -----
Utilities -- (0.6%)
#*  Hokkaido Electric Power Co., Inc...........................................    479,200      4,419,467        0.2%
#   Hokkaido Gas Co., Ltd......................................................    262,000        618,280        0.0%
    Hokuriku Gas Co., Ltd......................................................     99,000        236,518        0.0%
    K&O Energy Group, Inc......................................................     75,300        944,096        0.0%
    Okinawa Electric Power Co., Inc. (The).....................................     91,371      3,471,420        0.1%
    Saibu Gas Co., Ltd.........................................................  1,831,000      4,301,842        0.2%
    Shizuoka Gas Co., Ltd......................................................    298,400      1,935,710        0.1%
                                                                                           --------------      -----
Total Utilities................................................................                15,927,333        0.6%
                                                                                           --------------      -----
TOTAL COMMON STOCKS............................................................             2,600,275,927       99.0%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@ DFA Short Term Investment Fund............................................ 23,434,297    271,134,819       10.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,654,997,422)............................            $2,871,410,746      109.3%
                                                                                           ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  526,816,967   --    $  526,816,967
   Consumer Staples........... $2,148,538    234,302,282   --       236,450,820
   Energy.....................         --     26,354,717   --        26,354,717
   Financials.................         --    306,734,569   --       306,734,569
   Health Care................         --    122,171,746   --       122,171,746
   Industrials................         --    759,009,961   --       759,009,961
   Information Technology.....  2,517,578    303,163,164   --       305,680,742
   Materials..................         --    297,003,166   --       297,003,166
   Telecommunication Services.         --      4,125,906   --         4,125,906
   Utilities..................         --     15,927,333   --        15,927,333
Securities Lending Collateral.         --    271,134,819   --       271,134,819
                               ---------- --------------   --    --------------
TOTAL......................... $4,666,116 $2,866,744,630   --    $2,871,410,746
                               ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
COMMON STOCKS -- (80.7%)
AUSTRALIA -- (40.1%)
*   AAT Corp., Ltd.............................................................         99 $        --       0.0%
#*  ABM Resources NL...........................................................    325,867      66,087       0.0%
#   Acrux, Ltd.................................................................    660,428     464,011       0.0%
    Adelaide Brighton, Ltd.....................................................  3,668,074  13,067,350       0.9%
*   Aditya Birla Minerals, Ltd.................................................    837,590     127,591       0.0%
*   AED Oil, Ltd...............................................................    363,401          --       0.0%
#   Ainsworth Game Technology, Ltd.............................................    784,170   1,729,305       0.1%
*   AJ Lucas Group, Ltd........................................................    152,343      38,376       0.0%
#*  Alkane Resources, Ltd......................................................  1,219,715     260,987       0.0%
*   Alliance Resources, Ltd....................................................    202,819      12,775       0.0%
#   ALS, Ltd...................................................................    867,399   3,582,766       0.3%
    Altium, Ltd................................................................    222,654     914,085       0.1%
    Altona Mining, Ltd.........................................................  1,108,169      92,058       0.0%
    AMA Group, Ltd.............................................................     15,236       6,029       0.0%
    Amalgamated Holdings, Ltd..................................................    463,435   4,578,443       0.3%
#   Amcom Telecommunications, Ltd..............................................  2,302,821   4,173,223       0.3%
    Ansell, Ltd................................................................    528,919  10,885,246       0.8%
#*  Antares Energy, Ltd........................................................  1,060,906     136,035       0.0%
#   AP Eagers, Ltd.............................................................    234,655   1,651,068       0.1%
*   APN News & Media, Ltd......................................................  4,581,139   3,404,534       0.2%
#*  Aquarius Platinum, Ltd.....................................................  4,962,517     675,126       0.1%
#   ARB Corp., Ltd.............................................................    472,048   4,681,355       0.3%
    Ardent Leisure Group.......................................................     11,873      18,589       0.0%
    Aristocrat Leisure, Ltd....................................................  2,821,383  18,441,478       1.3%
#   Arrium, Ltd................................................................ 17,951,296   2,448,505       0.2%
#*  ASG Group, Ltd.............................................................    898,212     538,907       0.0%
*   Atlantic, Ltd..............................................................     21,276         552       0.0%
#   Atlas Iron, Ltd............................................................  5,890,007     559,327       0.0%
*   Aurelia Metals, Ltd........................................................    104,200      20,495       0.0%
#   Ausdrill, Ltd..............................................................  1,723,145     604,707       0.1%
#*  Ausenco, Ltd...............................................................    769,338     172,815       0.0%
    Austal, Ltd................................................................  1,148,615   1,802,999       0.1%
#   Austbrokers Holdings, Ltd..................................................    240,738   1,626,542       0.1%
#   Austin Engineering, Ltd....................................................    279,815     159,563       0.0%
#*  Australian Agricultural Co., Ltd...........................................  2,385,475   3,052,597       0.2%
    Australian Pharmaceutical Industries, Ltd..................................  2,403,274   3,178,883       0.2%
    Australian Vintage, Ltd....................................................  3,979,004   1,241,708       0.1%
    Auswide Bank, Ltd..........................................................     88,869     378,893       0.0%
    Automotive Holdings Group, Ltd.............................................  1,464,387   4,926,398       0.4%
*   Avanco Resources, Ltd......................................................  2,444,368     152,228       0.0%
    AVJennings, Ltd............................................................  7,051,385   3,518,553       0.3%
*   AWE, Ltd...................................................................  3,356,993   3,777,032       0.3%
#*  Bandanna Energy, Ltd.......................................................    337,935       8,424       0.0%
#   BC Iron, Ltd...............................................................  1,007,619     334,691       0.0%
#   Beach Energy, Ltd..........................................................  9,180,505   8,007,797       0.6%
#   Beadell Resources, Ltd.....................................................  2,424,377     439,305       0.0%
#   Bega Cheese, Ltd...........................................................    514,153   1,959,889       0.1%
#*  Billabong International, Ltd...............................................  3,784,843   1,851,716       0.1%
    Blackmores, Ltd............................................................     81,784   4,117,642       0.3%
    BlueScope Steel, Ltd.......................................................  2,224,861   6,121,758       0.4%
#*  Boart Longyear, Ltd........................................................  2,658,836     415,853       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Boom Logistics, Ltd........................................................   986,820 $    85,792       0.0%
#   Bradken, Ltd............................................................... 1,242,062   2,233,878       0.2%
#   Breville Group, Ltd........................................................   765,489   4,633,690       0.3%
#   Brickworks, Ltd............................................................   174,972   2,023,097       0.2%
    BT Investment Management, Ltd..............................................   580,053   4,366,566       0.3%
#*  Buccaneer Energy, Ltd...................................................... 3,283,586       3,898       0.0%
#*  Buru Energy, Ltd...........................................................   292,049     123,962       0.0%
#   Cabcharge Australia, Ltd...................................................   863,423   3,076,187       0.2%
    Cape Lambert Resources, Ltd................................................   726,958      21,938       0.0%
*   Capral, Ltd................................................................    58,499       7,455       0.0%
#   Cardno, Ltd................................................................ 1,091,060   2,963,803       0.2%
*   Carnarvon Petroleum, Ltd................................................... 5,095,141     483,030       0.0%
*   Carnegie Wave Energy, Ltd..................................................   563,165      25,695       0.0%
#   carsales.com, Ltd.......................................................... 1,702,940  12,721,551       0.9%
#   Cash Converters International, Ltd......................................... 2,245,870   1,528,907       0.1%
*   CDS Technologies, Ltd......................................................    13,276          --       0.0%
#   Cedar Woods Properties, Ltd................................................   323,002   1,366,135       0.1%
*   ChemGenex Pharmaceuticals, Ltd.............................................   115,291          --       0.0%
#*  Clinuvel Pharmaceuticals, Ltd..............................................    48,821     108,234       0.0%
    Clover Corp., Ltd..........................................................    51,227       8,308       0.0%
*   Coal of Africa, Ltd........................................................   668,800      25,995       0.0%
    Codan, Ltd.................................................................   400,153     362,761       0.0%
*   Coffey International, Ltd.................................................. 1,048,636     128,728       0.0%
#   Collection House, Ltd...................................................... 1,978,935   3,479,319       0.3%
    Collins Foods, Ltd.........................................................   284,483     548,845       0.0%
*   Cooper Energy, Ltd.........................................................   336,842      66,100       0.0%
#   Corporate Travel Management, Ltd...........................................   213,802   1,802,570       0.1%
#   Coventry Group, Ltd........................................................   144,778     205,881       0.0%
    Credit Corp. Group, Ltd....................................................   107,224     972,394       0.1%
#   CSG, Ltd...................................................................   789,834     995,170       0.1%
    CSR, Ltd................................................................... 3,271,166   9,401,454       0.7%
#*  Cudeco, Ltd................................................................   387,893     432,812       0.0%
*   Cue Energy Resources, Ltd.................................................. 1,378,665     104,198       0.0%
    Data#3, Ltd................................................................   556,711     386,879       0.0%
#   Decmil Group, Ltd..........................................................   867,988     789,236       0.1%
*   Devine, Ltd................................................................   483,266     301,336       0.0%
#   Dick Smith Holdings, Ltd...................................................    85,021     140,151       0.0%
    Domino's Pizza Enterprises, Ltd............................................   286,872   8,256,380       0.6%
    Downer EDI, Ltd............................................................ 2,903,995  10,098,121       0.7%
*   Dragon Mining, Ltd.........................................................    76,113       9,677       0.0%
#*  Drillsearch Energy, Ltd.................................................... 3,348,007   3,185,289       0.2%
    DUET Group.................................................................    81,551     162,935       0.0%
    DuluxGroup, Ltd............................................................ 3,101,823  15,470,828       1.1%
    DWS, Ltd...................................................................   382,927     219,127       0.0%
    Echo Entertainment Group, Ltd.............................................. 4,207,608  15,023,498       1.1%
*   EHG Corp., Ltd.............................................................       482          --       0.0%
*   Elders, Ltd................................................................   220,688     507,070       0.0%
*   Emeco Holdings, Ltd........................................................ 3,480,007     273,179       0.0%
#*  Energy Resources of Australia, Ltd......................................... 1,156,799   1,225,477       0.1%
#*  Energy World Corp., Ltd.................................................... 4,185,404   1,437,825       0.1%
*   Enero Group, Ltd...........................................................    12,387       7,233       0.0%
#   Equity Trustees, Ltd.......................................................    15,724     271,165       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    ERM Power, Ltd.............................................................    783,474 $ 1,566,149       0.1%
    Ethane Pipeline Income Fund................................................    190,260     262,194       0.0%
    Euroz, Ltd.................................................................     98,356      78,628       0.0%
    Evolution Mining, Ltd......................................................  2,711,694   2,163,779       0.2%
    Fairfax Media, Ltd......................................................... 14,257,034  11,730,892       0.8%
    Fantastic Holdings, Ltd....................................................    326,291     529,802       0.0%
*   FAR, Ltd...................................................................  7,774,255     640,390       0.1%
    Finbar Group, Ltd..........................................................    132,219     133,903       0.0%
#   Fleetwood Corp., Ltd.......................................................    394,575     407,419       0.0%
#   FlexiGroup, Ltd............................................................    602,740   1,618,144       0.1%
*   Flinders Mines, Ltd........................................................  7,896,335      93,794       0.0%
#*  Focus Minerals, Ltd........................................................ 10,217,880      52,292       0.0%
#   G8 Education, Ltd..........................................................    761,610   2,161,568       0.2%
*   Galaxy Resources, Ltd......................................................    601,226      14,195       0.0%
    Gazal Corp., Ltd...........................................................     41,428      79,830       0.0%
*   Gindalbie Metals, Ltd......................................................  1,541,314      29,433       0.0%
*   Global Construction Services, Ltd..........................................      4,832       2,020       0.0%
#   GrainCorp, Ltd. Class A....................................................  1,217,507   9,491,039       0.7%
    Grange Resources, Ltd......................................................  1,724,297     158,175       0.0%
#   Greencross, Ltd............................................................     97,872     512,292       0.0%
*   Greenland Minerals & Energy, Ltd...........................................    266,582      17,452       0.0%
#*  Gryphon Minerals, Ltd......................................................    398,364      21,318       0.0%
#   GUD Holdings, Ltd..........................................................    702,338   4,388,730       0.3%
#   GWA Group, Ltd.............................................................  2,046,052   4,024,927       0.3%
#   Hansen Technologies, Ltd...................................................     77,658     136,069       0.0%
    HFA Holdings, Ltd..........................................................    253,134     458,730       0.0%
*   Hillgrove Resources, Ltd...................................................    200,146      52,081       0.0%
#   Hills, Ltd.................................................................  1,277,876     687,123       0.1%
*   Horizon Oil, Ltd...........................................................  6,691,326     634,088       0.1%
*   Icon Energy, Ltd...........................................................  1,135,301      53,859       0.0%
*   IDM International, Ltd.....................................................     23,969          --       0.0%
#   iiNET, Ltd.................................................................  1,121,222   8,769,726       0.6%
#   Iluka Resources, Ltd.......................................................     92,328     588,346       0.1%
#*  Imdex, Ltd.................................................................  1,225,370     328,533       0.0%
#   IMF Bentham, Ltd...........................................................    674,782     994,067       0.1%
    Independence Group NL......................................................  1,789,170   8,348,729       0.6%
#*  Infigen Energy.............................................................  2,021,774     487,091       0.0%
#   Infomedia, Ltd.............................................................  2,051,811   2,018,647       0.2%
    Integrated Research, Ltd...................................................    327,026     417,597       0.0%
*   Intrepid Mines, Ltd........................................................    331,189      32,576       0.0%
#   Invocare, Ltd..............................................................    901,024   9,521,924       0.7%
#   IOOF Holdings, Ltd.........................................................  1,900,338  15,077,021       1.1%
#   Iress, Ltd.................................................................  1,073,207   8,801,370       0.6%
*   iSelect, Ltd...............................................................     48,828      58,800       0.0%
#   JB Hi-Fi, Ltd..............................................................    836,109  12,915,393       0.9%
    Jumbo Interactive, Ltd.....................................................     12,553      10,678       0.0%
*   Jupiter Mines, Ltd.........................................................    405,443      30,481       0.0%
    K&S Corp., Ltd.............................................................    256,539     301,189       0.0%
*   Kangaroo Resources, Ltd....................................................    281,470       1,336       0.0%
#*  Karoon Gas Australia, Ltd..................................................    738,066   1,590,402       0.1%
#*  Kingsgate Consolidated, Ltd................................................  1,717,937     964,945       0.1%
*   Kingsrose Mining, Ltd......................................................    760,046     167,270       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Lednium, Ltd...............................................................   195,019 $        --       0.0%
    LogiCamms, Ltd.............................................................    38,305      19,969       0.0%
#*  Lonestar Resources, Ltd.................................................... 1,156,166     179,021       0.0%
    Lycopodium, Ltd............................................................    35,931      41,109       0.0%
#*  Lynas Corp., Ltd........................................................... 3,390,978     119,185       0.0%
#   M2 Group, Ltd.............................................................. 1,270,931  10,998,394       0.8%
#   MACA, Ltd..................................................................   638,275     451,227       0.0%
*   Macmahon Holdings, Ltd..................................................... 6,319,933     215,820       0.0%
    Macquarie Atlas Roads Group................................................   565,764   1,450,463       0.1%
    Macquarie Telecom Group, Ltd...............................................    35,019     145,937       0.0%
#   Magellan Financial Group, Ltd..............................................   466,192   7,316,634       0.5%
    Matrix Composites & Engineering, Ltd.......................................   167,126      78,209       0.0%
*   Maverick Drilling & Exploration, Ltd.......................................   907,264      74,833       0.0%
    MaxiTRANS Industries, Ltd..................................................   915,613     318,018       0.0%
#*  Mayne Pharma Group, Ltd.................................................... 3,767,830   3,208,590       0.2%
    McMillan Shakespeare, Ltd..................................................   427,034   3,898,146       0.3%
    McPherson's, Ltd...........................................................   506,092     437,921       0.0%
#*  Medusa Mining, Ltd......................................................... 1,179,362     871,068       0.1%
    Melbourne IT, Ltd..........................................................   441,811     472,931       0.0%
#*  Mesoblast, Ltd.............................................................    99,585     282,092       0.0%
    Metals X, Ltd..............................................................   360,891     417,854       0.0%
#   Metcash, Ltd............................................................... 4,871,384   5,085,053       0.4%
    Mincor Resources NL........................................................ 1,067,643     480,341       0.0%
#*  Mineral Deposits, Ltd......................................................   466,063     274,307       0.0%
#   Mineral Resources, Ltd..................................................... 1,168,088   5,938,391       0.4%
#   MMA Offshore, Ltd.......................................................... 2,189,075   1,203,470       0.1%
#*  Molopo Energy, Ltd.........................................................   483,251      49,584       0.0%
#   Monadelphous Group, Ltd....................................................   687,485   5,357,812       0.4%
*   Morning Star Gold NL.......................................................   332,749       5,424       0.0%
#   Mortgage Choice, Ltd.......................................................   680,426   1,480,499       0.1%
#   Mount Gibson Iron, Ltd..................................................... 4,484,844     715,406       0.1%
#   Myer Holdings, Ltd......................................................... 4,049,548   4,424,039       0.3%
    MyState, Ltd...............................................................   169,107     695,372       0.1%
#*  Nanosonics, Ltd............................................................   125,464     161,740       0.0%
#   Navitas, Ltd............................................................... 1,440,089   5,241,133       0.4%
#*  Nearmap, Ltd............................................................... 1,029,484     452,562       0.0%
#   New Hope Corp., Ltd........................................................   145,093     249,807       0.0%
*   Newsat, Ltd................................................................ 1,680,867     152,968       0.0%
#   NIB Holdings, Ltd.......................................................... 2,713,689   7,824,164       0.6%
    Nick Scali, Ltd............................................................   165,818     469,983       0.0%
#*  Noble Mineral Resources, Ltd...............................................   405,717          --       0.0%
#   Northern Star Resources, Ltd............................................... 4,806,957   8,548,706       0.6%
#   NRW Holdings, Ltd.......................................................... 1,867,109     278,835       0.0%
    Nufarm, Ltd................................................................ 1,141,199   6,540,626       0.5%
*   OM Holdings, Ltd...........................................................    29,193       6,788       0.0%
#*  Orocobre, Ltd..............................................................   389,899     752,068       0.1%
#   OrotonGroup, Ltd...........................................................   131,885     271,459       0.0%
*   Otto Energy, Ltd........................................................... 1,936,175     172,258       0.0%
#   OZ Minerals, Ltd........................................................... 2,198,276   8,092,692       0.6%
#   OzForex Group, Ltd.........................................................   204,270     364,826       0.0%
#   Pacific Brands, Ltd........................................................ 6,093,285   2,083,856       0.2%
#*  Paladin Energy, Ltd........................................................ 9,407,049   2,577,549       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   PanAust, Ltd............................................................... 3,116,327 $ 4,258,694       0.3%
    Panoramic Resources, Ltd................................................... 1,781,726     727,279       0.1%
#*  PaperlinX, Ltd.............................................................   631,677      19,912       0.0%
    Patties Foods, Ltd.........................................................    42,099      39,137       0.0%
    Peet, Ltd.................................................................. 1,645,757   1,484,194       0.1%
*   Peninsula Energy, Ltd...................................................... 8,363,816     125,193       0.0%
    Perpetual, Ltd.............................................................   356,426  15,178,883       1.1%
#*  Perseus Mining, Ltd........................................................ 3,040,420     937,402       0.1%
*   Phosphagenics, Ltd......................................................... 1,842,963      46,330       0.0%
#*  Platinum Australia, Ltd.................................................... 1,442,661       6,850       0.0%
*   Pluton Resources, Ltd......................................................    20,710         225       0.0%
*   PMP, Ltd................................................................... 2,327,074     787,744       0.1%
*   Poseidon Nickel, Ltd.......................................................   554,377      59,060       0.0%
    Premier Investments, Ltd...................................................   556,867   5,611,461       0.4%
*   Prima Biomed, Ltd.......................................................... 2,194,242      40,061       0.0%
#   Primary Health Care, Ltd................................................... 3,204,222  12,541,277       0.9%
#   Prime Media Group, Ltd..................................................... 2,031,951   1,373,745       0.1%
    Programmed Maintenance Services, Ltd.......................................   761,433   1,681,918       0.1%
*   Qantas Airways, Ltd........................................................ 4,774,293  12,761,394       0.9%
    Qube Holdings, Ltd......................................................... 1,450,157   3,185,847       0.2%
*   Quickstep Holdings, Ltd....................................................   255,575      36,313       0.0%
*   Ramelius Resources, Ltd....................................................   834,228      90,159       0.0%
#*  Range Resources, Ltd....................................................... 1,456,711      11,963       0.0%
#   RCG Corp., Ltd.............................................................   195,594     156,170       0.0%
    RCR Tomlinson, Ltd......................................................... 1,055,209   1,561,073       0.1%
#   Reckon, Ltd................................................................   356,227     571,561       0.0%
*   Red 5, Ltd.................................................................     9,022         722       0.0%
*   Redflex Holdings, Ltd......................................................   377,855     174,751       0.0%
    Reece Australia, Ltd.......................................................   231,441   6,262,115       0.5%
#*  Regis Resources, Ltd....................................................... 2,504,810   2,505,331       0.2%
#   Reject Shop, Ltd. (The)....................................................   234,444   1,203,323       0.1%
#*  Resolute Mining, Ltd....................................................... 3,987,672   1,075,693       0.1%
*   Resource Generation, Ltd...................................................   338,381      18,627       0.0%
    Retail Food Group, Ltd.....................................................   936,626   5,129,018       0.4%
*   Rex Minerals, Ltd..........................................................   119,642       8,850       0.0%
    Ridley Corp., Ltd.......................................................... 1,331,622   1,188,477       0.1%
*   RiverCity Motorway Group................................................... 1,563,354          --       0.0%
*   RungePincockMinarco, Ltd...................................................    30,702      13,242       0.0%
#   Ruralco Holdings, Ltd......................................................   115,893     333,619       0.0%
#   SAI Global, Ltd............................................................ 1,545,041   4,806,528       0.3%
#   Salmat, Ltd................................................................   645,788     392,773       0.0%
*   Samson Oil & Gas, Ltd...................................................... 7,175,499      45,694       0.0%
#   Sandfire Resources NL......................................................   570,890   2,208,822       0.2%
*   Saracen Mineral Holdings, Ltd.............................................. 5,111,505   1,850,640       0.1%
    Schaffer Corp., Ltd........................................................    33,766     134,785       0.0%
#   Sedgman, Ltd...............................................................   452,719     257,721       0.0%
#   Select Harvests, Ltd.......................................................   485,818   3,443,623       0.3%
#*  Senex Energy, Ltd.......................................................... 6,438,932   2,039,637       0.2%
    Servcorp, Ltd..............................................................   314,917   1,582,566       0.1%
    Service Stream, Ltd........................................................ 1,693,203     287,342       0.0%
#   Seven Group Holdings, Ltd..................................................   559,015   3,236,044       0.2%
#   Seven West Media, Ltd...................................................... 4,432,156   4,416,103       0.3%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Seymour Whyte, Ltd.........................................................      8,690 $     9,267       0.0%
    Sigma Pharmaceuticals, Ltd.................................................  7,230,980   4,957,672       0.4%
#*  Silex Systems, Ltd.........................................................    511,695     212,112       0.0%
#   Silver Chef, Ltd...........................................................     85,146     585,967       0.1%
#*  Silver Lake Resources, Ltd.................................................  2,755,624     388,228       0.0%
#   Sims Metal Management, Ltd.................................................  1,382,214  11,780,563       0.8%
#   Sirtex Medical, Ltd........................................................    412,322   6,890,108       0.5%
#   Skilled Group, Ltd.........................................................  1,388,531   1,413,397       0.1%
#   Slater & Gordon, Ltd.......................................................  1,962,864   9,828,927       0.7%
#   SMS Management & Technology, Ltd...........................................    575,318   1,485,436       0.1%
    Southern Cross Electrical Engineering, Ltd.................................     21,171       4,655       0.0%
    Southern Cross Media Group, Ltd............................................  3,524,001   2,971,235       0.2%
#   Spark Infrastructure Group................................................. 10,385,907  15,971,391       1.1%
    Specialty Fashion Group, Ltd...............................................    786,397     320,213       0.0%
    SRG, Ltd...................................................................     29,934      15,402       0.0%
#*  St Barbara, Ltd............................................................  2,594,632     815,533       0.1%
    Steadfast Group, Ltd.......................................................    231,759     275,182       0.0%
*   Strike Energy, Ltd.........................................................  1,471,668     127,904       0.0%
#   STW Communications Group, Ltd..............................................  2,357,117   1,197,185       0.1%
#*  Sundance Energy Australia, Ltd.............................................  2,512,257   1,186,386       0.1%
#*  Sundance Resources, Ltd....................................................  8,756,539     138,333       0.0%
    Sunland Group, Ltd.........................................................    729,757   1,087,039       0.1%
#   Super Retail Group, Ltd....................................................  1,280,749   9,969,898       0.7%
    Swick Mining Services, Ltd.................................................    106,166      12,495       0.0%
    Tabcorp Holdings, Ltd......................................................  2,628,740  10,098,762       0.7%
*   Tap Oil, Ltd...............................................................  1,480,490     349,185       0.0%
    Tassal Group, Ltd..........................................................    901,018   2,298,888       0.2%
    Technology One, Ltd........................................................  1,612,459   4,950,802       0.4%
#*  Ten Network Holdings, Ltd.................................................. 10,842,364   1,754,289       0.1%
#   TFS Corp., Ltd.............................................................  1,789,688   2,353,062       0.2%
#   Thorn Group, Ltd...........................................................    406,023     846,916       0.1%
#*  Tiger Resources, Ltd.......................................................  6,540,922     302,277       0.0%
*   Toro Energy, Ltd...........................................................     70,156       4,257       0.0%
#   Tox Free Solutions, Ltd....................................................    867,356   2,071,173       0.2%
#   TPG Telecom, Ltd...........................................................    857,258   6,014,334       0.4%
*   Transfield Services, Ltd...................................................  3,089,111   3,504,859       0.3%
#   Transpacific Industries Group, Ltd......................................... 10,319,019   6,228,348       0.5%
#   Treasury Group, Ltd........................................................     11,874     113,465       0.0%
    Treasury Wine Estates, Ltd.................................................    593,706   2,603,854       0.2%
*   Tribune Resources, Ltd.....................................................      3,093       8,602       0.0%
#*  Troy Resources, Ltd........................................................    969,635     341,458       0.0%
#   UGL, Ltd...................................................................  1,185,950   1,629,509       0.1%
    UXC, Ltd...................................................................  1,872,142   1,110,513       0.1%
    Veda Group, Ltd............................................................     11,034      19,912       0.0%
*   Venture Minerals, Ltd......................................................    153,690       2,448       0.0%
    Villa World, Ltd...........................................................    232,321     419,861       0.0%
#   Village Roadshow, Ltd......................................................    831,506   3,689,510       0.3%
*   Virgin Australia Holdings, Ltd.............................................  7,648,897          --       0.0%
*   Virgin Australia Holdings, Ltd. (B43DQC7)..................................  5,942,525   2,394,324       0.2%
#   Virtus Health, Ltd.........................................................     64,358     387,873       0.0%
    Vision Eye Institute, Ltd..................................................    477,043     264,118       0.0%
    Vita Group, Ltd............................................................     20,142      25,982       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Vocus Communications, Ltd..................................................    571,538 $  2,617,149       0.2%
#   Watpac, Ltd................................................................    760,701      463,692       0.0%
    Webjet, Ltd................................................................    511,180    1,490,533       0.1%
#   Webster, Ltd...............................................................    180,921      230,186       0.0%
    Western Areas, Ltd.........................................................  1,463,783    4,248,913       0.3%
*   Western Desert Resources, Ltd..............................................    241,493           --       0.0%
#*  White Energy Co., Ltd......................................................    643,913      133,449       0.0%
#*  Whitehaven Coal, Ltd.......................................................  4,134,141    5,388,275       0.4%
*   Wollongong Coal, Ltd.......................................................    119,865        1,421       0.0%
#   WorleyParsons, Ltd.........................................................    266,039    2,442,148       0.2%
                                                                                           ------------      ----
TOTAL AUSTRALIA................................................................             695,432,396      49.2%
                                                                                           ------------      ----
CHINA -- (0.5%)
*   China Dynamics Holdings, Ltd...............................................    860,000       78,550       0.0%
#   China Electronics Corp. Holdings Co., Ltd..................................  5,206,250    2,693,833       0.2%
    China Financial Services Holdings, Ltd.....................................    954,000       99,488       0.0%
*   Goldin Properties Holdings, Ltd............................................  2,480,000    6,016,087       0.4%
*   Technovator International, Ltd.............................................    556,000      540,213       0.1%
    Zhuhai Holdings Investment Group, Ltd......................................    608,000      133,110       0.0%
                                                                                           ------------      ----
TOTAL CHINA....................................................................               9,561,281       0.7%
                                                                                           ------------      ----
HONG KONG -- (24.0%)
    Aeon Credit Service Asia Co., Ltd..........................................    564,000      454,553       0.0%
    Aeon Stores Hong Kong Co., Ltd.............................................    248,000      336,972       0.0%
    Alco Holdings, Ltd.........................................................  1,426,000      303,199       0.0%
    Allan International Holdings...............................................    720,000      198,923       0.0%
    Allied Group, Ltd..........................................................    663,200    3,508,773       0.3%
    Allied Properties HK, Ltd.................................................. 11,945,857    2,910,707       0.2%
*   Anxian Yuan China Holdings, Ltd............................................  3,100,000       69,795       0.0%
*   Apac Resources, Ltd........................................................ 19,724,900      424,557       0.0%
    APT Satellite Holdings, Ltd................................................  1,923,000    3,009,652       0.2%
    Arts Optical International Hldgs...........................................    730,000      291,040       0.0%
    Asia Financial Holdings, Ltd...............................................  2,404,908    1,291,173       0.1%
    Asia Satellite Telecommunications Holdings, Ltd............................    934,500    3,309,950       0.2%
    Asia Standard Hotel Group, Ltd............................................. 11,437,218    1,689,936       0.1%
    Asia Standard International Group, Ltd..................................... 13,041,937    3,614,033       0.3%
    Associated International Hotels, Ltd.......................................    952,000    2,887,148       0.2%
    Aupu Group Holding Co., Ltd................................................  3,168,000      937,373       0.1%
*   AVIC Joy Holdings HK, Ltd..................................................  1,630,000       81,702       0.0%
*   Bel Global Resources Holdings, Ltd.........................................  2,576,000           --       0.0%
    Bonjour Holdings, Ltd...................................................... 13,170,600    1,169,320       0.1%
    Bossini International Hldg.................................................  3,699,500      333,814       0.0%
*   Brightoil Petroleum Holdings, Ltd..........................................  6,954,000    2,207,067       0.2%
*   Brockman Mining, Ltd....................................................... 22,810,814      960,194       0.1%
*   Burwill Holdings, Ltd...................................................... 27,112,960    1,321,938       0.1%
    Cafe de Coral Holdings, Ltd................................................  1,930,000    7,186,820       0.5%
    CEC International Holdings, Ltd............................................    516,000      149,614       0.0%
    Century City International Holdings, Ltd...................................  6,235,460      586,557       0.0%
*   Champion Technology Holdings, Ltd.......................................... 15,193,089      359,116       0.0%
    Chen Hsong Holdings........................................................  1,212,000      351,164       0.0%
    Cheuk Nang Holdings, Ltd...................................................    613,067      526,633       0.0%
*   Cheung Wo International Holdings, Ltd......................................    690,000       63,093       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
HONG KONG -- (Continued)
    Chevalier International Holdings, Ltd......................................     764,834 $ 1,453,061       0.1%
*   China Billion Resources, Ltd...............................................   4,876,000          --       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd..................................  17,571,837     699,788       0.1%
*   China Digicontent Co., Ltd.................................................   2,710,000          --       0.0%
*   China Energy Development Holdings, Ltd.....................................  52,140,000   1,246,125       0.1%
*   China Flavors & Fragrances Co., Ltd........................................     156,137      30,846       0.0%
*   China Infrastructure Investment, Ltd.......................................   7,776,000     177,439       0.0%
    China Metal International Holdings, Inc....................................   2,670,000     922,355       0.1%
    China Motor Bus Co., Ltd...................................................      48,600     523,950       0.0%
*   China Smarter Energy Group Holdings, Ltd...................................   1,080,000     223,033       0.0%
*   China Solar Energy Holdings, Ltd...........................................   1,669,500       7,270       0.0%
*   China Star Entertainment, Ltd..............................................  46,250,000     736,510       0.1%
*   China Strategic Holdings, Ltd..............................................  18,877,500     540,470       0.0%
    China Ting Group Holdings, Ltd.............................................   2,443,151     134,945       0.0%
    China-Hongkong Photo Products Holdings, Ltd................................     453,000      29,231       0.0%
    Chinney Investments, Ltd...................................................   1,144,000     268,906       0.0%
    Chow Sang Sang Holdings International, Ltd.................................   2,244,000   5,150,075       0.4%
    Chu Kong Shipping Enterprise Group Co., Ltd................................   2,492,000     959,660       0.1%
    Chuang's China Investments, Ltd............................................   3,700,938     282,234       0.0%
    Chuang's Consortium International, Ltd.....................................   5,987,043     888,074       0.1%
    CITIC Telecom International Holdings, Ltd..................................  10,816,125   4,455,866       0.3%
    CK Life Sciences International Holdings, Inc...............................  21,274,000   2,408,872       0.2%
    CNT Group, Ltd.............................................................   8,077,264     613,860       0.1%
    COL Capital, Ltd...........................................................   2,145,840   1,087,281       0.1%
*   Continental Holdings, Ltd..................................................     450,000      12,287       0.0%
    Convenience Retail Asia, Ltd...............................................      42,000      26,558       0.0%
*   CP Lotus Corp..............................................................  11,420,000     301,271       0.0%
*   Crocodile Garments.........................................................     590,000     132,161       0.0%
    Cross-Harbour Holdings, Ltd. (The).........................................     671,520     742,661       0.1%
    CSI Properties, Ltd........................................................  35,276,383   1,406,431       0.1%
*   CST Mining Group, Ltd...................................................... 101,184,000   1,302,426       0.1%
    Cw Group Holdings, Ltd.....................................................   2,030,000   1,045,007       0.1%
    Dah Sing Banking Group, Ltd................................................   3,457,116   7,481,915       0.5%
    Dah Sing Financial Holdings, Ltd...........................................   1,184,544   8,293,334       0.6%
*   Dan Form Holdings Co., Ltd.................................................   3,563,260     960,319       0.1%
    Dickson Concepts International, Ltd........................................   1,222,000     527,520       0.0%
    Dorsett Hospitality International, Ltd.....................................   4,629,200     751,915       0.1%
    Eagle Nice International Holdings, Ltd.....................................   1,116,000     253,242       0.0%
    EcoGreen International Group, Ltd..........................................   1,202,000     387,055       0.0%
*   EganaGoldpfeil Holdings, Ltd...............................................   4,121,757          --       0.0%
    Emperor Capital Group, Ltd.................................................   3,018,000     688,051       0.1%
    Emperor Entertainment Hotel, Ltd...........................................   4,360,000   1,028,800       0.1%
    Emperor International Holdings, Ltd........................................   8,116,753   2,006,814       0.2%
    Emperor Watch & Jewellery, Ltd.............................................  25,650,000   1,172,267       0.1%
*   ENM Holdings, Ltd..........................................................  14,680,000   1,170,244       0.1%
*   EPI Holdings, Ltd..........................................................   2,679,927      33,814       0.0%
#   Esprit Holdings, Ltd.......................................................  13,802,950  13,041,225       0.9%
*   eSun Holdings, Ltd.........................................................   4,344,000     752,733       0.1%
*   Ezcom Holdings, Ltd........................................................      72,576          --       0.0%
    Fairwood Holdings, Ltd.....................................................     620,100   1,664,550       0.1%
    Far East Consortium International, Ltd.....................................   6,363,258   3,029,920       0.2%
    Fountain SET Holdings, Ltd.................................................   4,758,000     871,453       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
HONG KONG -- (Continued)
    Four Seas Mercantile Holdings, Ltd.........................................     610,000 $   334,178       0.0%
*   Frontier Services Group, Ltd...............................................     529,000      88,585       0.0%
    Fujikon Industrial Holdings, Ltd...........................................     736,000     140,715       0.0%
*   Fullshare Holdings, Ltd....................................................   6,362,500     573,594       0.0%
    Future Bright Holdings, Ltd................................................   3,288,000     744,400       0.1%
*   G-Resources Group, Ltd..................................................... 143,439,600   4,725,324       0.3%
*   GCL New Energy Holdings, Ltd...............................................   5,704,000     769,731       0.1%
    Get Nice Holdings, Ltd.....................................................  38,664,000   2,733,820       0.2%
    Giordano International, Ltd................................................   9,440,000   4,686,167       0.3%
*   Global Brands Group Holding, Ltd...........................................  14,324,000   2,911,604       0.2%
    Glorious Sun Enterprises, Ltd..............................................   2,624,000     584,973       0.0%
    Gold Peak Industries Holding, Ltd..........................................   3,029,642     421,201       0.0%
    Golden Resources Development International, Ltd............................   3,330,500     248,465       0.0%
*   Grande Holdings, Ltd. (The)................................................     882,000       8,762       0.0%
    Great Eagle Holdings, Ltd..................................................      72,627     266,577       0.0%
    Guangnan Holdings, Ltd.....................................................   2,363,600     419,681       0.0%
#   Guotai Junan International Holdings, Ltd...................................   4,129,599   6,840,971       0.5%
#   Haitong International Securities Group, Ltd................................   4,303,968   4,753,476       0.3%
*   Hao Tian Development Group, Ltd............................................   7,998,000     791,330       0.1%
    Harbour Centre Development, Ltd............................................     935,500   1,710,420       0.1%
    High Fashion International, Ltd............................................     268,000      98,755       0.0%
    HKR International, Ltd.....................................................   5,764,736   3,269,322       0.2%
    Hon Kwok Land Investment Co., Ltd..........................................     314,800     126,140       0.0%
*   Hong Fok Land, Ltd.........................................................   1,210,000          --       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd....................................      86,000     941,049       0.1%
    Hong Kong Ferry Holdings Co., Ltd..........................................     824,300   1,121,491       0.1%
*   Hong Kong Television Network, Ltd..........................................   2,332,751     940,154       0.1%
    Hongkong & Shanghai Hotels (The)...........................................   1,322,055   1,937,781       0.1%
    Hongkong Chinese, Ltd......................................................   5,038,000   1,162,038       0.1%
    Hop Hing Group Holdings, Ltd...............................................   1,292,000      28,567       0.0%
    Hopewell Holdings, Ltd.....................................................   2,920,000  11,211,143       0.8%
    Hsin Chong Construction Group, Ltd.........................................   6,931,658     867,983       0.1%
    Hung Hing Printing Group, Ltd..............................................   2,628,000     410,045       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.......................  11,086,000   5,099,165       0.4%
*   I-CABLE Communications, Ltd................................................   2,573,000     265,334       0.0%
*   Imagi International Holdings, Ltd..........................................  55,488,000   1,622,189       0.1%
*   Integrated Waste Solutions Group Holdings, Ltd.............................   4,000,000     200,147       0.0%
*   International Standard Resources Holdings, Ltd.............................  16,576,250   1,013,190       0.1%
    iOne Holdings, Ltd.........................................................   6,900,000     569,223       0.0%
    IPE Group, Ltd.............................................................   3,345,000     366,666       0.0%
*   IRC, Ltd...................................................................   7,126,000     476,146       0.0%
    IT, Ltd....................................................................   4,040,532   1,650,865       0.1%
    ITC Corp., Ltd.............................................................   1,008,145     110,520       0.0%
    ITC Properties Group, Ltd..................................................   4,153,791   2,301,444       0.2%
*   Jinhui Holdings Co., Ltd...................................................     121,000      21,531       0.0%
    Johnson Electric Holdings, Ltd.............................................   1,713,750   6,344,606       0.5%
#   K Wah International Holdings, Ltd..........................................   7,948,877   4,554,468       0.3%
    Ka Shui International Holdings, Ltd........................................     550,000      70,814       0.0%
*   Kader Holdings Co., Ltd....................................................      92,000      11,228       0.0%
    Kam Hing International Holdings, Ltd.......................................   1,830,000     155,115       0.0%
*   Kantone Holdings, Ltd......................................................   1,012,364     133,211       0.0%
    Keck Seng Investments......................................................     878,600     908,130       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
HONG KONG -- (Continued)
*   King Pacific International Holdings, Ltd...................................  1,404,200 $       --       0.0%
    Kingmaker Footwear Holdings, Ltd...........................................  1,532,955    268,828       0.0%
    Kingston Financial Group, Ltd.............................................. 19,359,000  5,355,191       0.4%
    Kowloon Development Co., Ltd...............................................  2,443,000  3,129,685       0.2%
    L'Occitane International SA................................................     13,500     39,909       0.0%
    Lai Sun Development Co., Ltd............................................... 78,652,466  2,110,781       0.2%
    Lai Sun Garment International, Ltd.........................................  3,321,680    560,486       0.0%
    Lam Soon Hong Kong, Ltd....................................................    302,310    239,367       0.0%
*   Landsea Green Properties Co., Ltd..........................................    812,000     86,896       0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.................................  2,310,000         --       0.0%
    Lee's Pharmaceutical Holdings, Ltd.........................................    654,000  1,203,548       0.1%
    Lerado Group Holding Co., Ltd..............................................  2,674,000    209,920       0.0%
    Lifestyle International Holdings, Ltd......................................  1,280,000  2,393,414       0.2%
    Lippo China Resources, Ltd................................................. 20,922,000    890,013       0.1%
    Lippo, Ltd.................................................................  1,161,700    718,806       0.1%
*   Lisi Group Holdings, Ltd...................................................  3,418,000    178,290       0.0%
    Liu Chong Hing Investment, Ltd.............................................  1,191,200  1,579,887       0.1%
    Luen Thai Holdings, Ltd....................................................  1,207,000    248,792       0.0%
    Luk Fook Holdings International, Ltd.......................................  2,862,000  8,930,396       0.6%
    Luks Group Vietnam Holdings Co., Ltd.......................................    514,913    201,844       0.0%
    Lung Kee Bermuda Holdings..................................................  1,567,875    470,189       0.0%
*   Macau Legend Development, Ltd..............................................    772,000    291,701       0.0%
    Magnificent Estates........................................................ 13,170,000    628,377       0.1%
    Man Wah Holdings, Ltd......................................................  5,694,800  7,374,189       0.5%
    Man Yue Technology Holdings, Ltd...........................................  1,104,000    198,509       0.0%
    Matrix Holdings, Ltd.......................................................  1,067,414    364,081       0.0%
*   Mei Ah Entertainment Group, Ltd............................................  8,300,000  1,001,637       0.1%
    Melbourne Enterprises, Ltd.................................................     39,500    685,846       0.1%
#   Melco International Development, Ltd.......................................  3,478,000  5,871,591       0.4%
#*  Midland Holdings, Ltd......................................................  5,182,000  2,419,044       0.2%
    Ming Fai International Holdings, Ltd.......................................  1,765,000    204,802       0.0%
*   Ming Fung Jewellery Group, Ltd.............................................  6,394,500    428,616       0.0%
    Miramar Hotel & Investment.................................................    845,000  1,274,390       0.1%
*   Mongolian Mining Corp...................................................... 26,307,000  1,454,501       0.1%
    NagaCorp, Ltd..............................................................  7,546,000  5,437,348       0.4%
    Nanyang Holdings, Ltd......................................................    133,500    815,561       0.1%
    National Electronic Hldgs..................................................  2,426,000    390,136       0.0%
    Natural Beauty Bio-Technology, Ltd.........................................  3,920,000    298,088       0.0%
*   Neo-Neon Holdings, Ltd.....................................................  2,337,500    400,661       0.0%
*   Neptune Group, Ltd......................................................... 23,230,000    481,819       0.0%
    New Century Group Hong Kong, Ltd........................................... 13,351,464    327,568       0.0%
*   New Times Energy Corp., Ltd................................................  1,946,400     91,276       0.0%
    Newocean Energy Holdings, Ltd..............................................  7,642,000  4,255,262       0.3%
    Next Media, Ltd............................................................  4,295,183    459,337       0.0%
    Nexteer Automotive Group, Ltd..............................................    243,000    274,200       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd......................  9,489,706  1,099,605       0.1%
    Orient Overseas International, Ltd.........................................    952,000  5,836,760       0.4%
*   Orient Power Holdings, Ltd.................................................    804,000         --       0.0%
    Oriental Watch Holdings....................................................  3,070,800    557,648       0.0%
*   Pacific Andes International Holdings, Ltd.................................. 19,435,067    774,519       0.1%
#   Pacific Basin Shipping, Ltd................................................ 12,498,000  4,628,284       0.3%
    Pacific Textile Holdings, Ltd..............................................  4,769,000  6,634,628       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
HONG KONG -- (Continued)
    Paliburg Holdings, Ltd.....................................................  3,062,830 $1,172,938       0.1%
*   Pan Asia Environmental Protection Group, Ltd...............................     80,000     16,489       0.0%
    Paradise Entertainment, Ltd................................................  3,652,000  1,044,257       0.1%
*   Peace Mark Holdings, Ltd...................................................  2,712,022         --       0.0%
*   Pearl Oriental Oil, Ltd.................................................... 11,577,400    363,629       0.0%
    Pegasus International Holdings, Ltd........................................    226,000     43,976       0.0%
    Perfect Shape PRC Holdings, Ltd............................................  1,008,000    236,951       0.0%
    Pico Far East Holdings, Ltd................................................  4,892,000  1,417,605       0.1%
*   Ping Shan Tea Group, Ltd...................................................  2,633,325     33,559       0.0%
    Playmates Holdings, Ltd....................................................    686,000    812,011       0.1%
    Playmates Toys, Ltd........................................................  4,796,000  1,043,665       0.1%
    Pokfulam Development Co....................................................    234,000    403,558       0.0%
    Polytec Asset Holdings, Ltd................................................ 11,323,526  1,603,777       0.1%
    Public Financial Holdings, Ltd.............................................  3,102,000  1,632,311       0.1%
    PYI Corp., Ltd............................................................. 24,147,973    949,132       0.1%
*   Pyxis Group, Ltd...........................................................  1,936,000      7,968       0.0%
    Raymond Industrial, Ltd....................................................     30,400      4,288       0.0%
    Regal Hotels International Holdings, Ltd...................................  2,871,800  1,780,836       0.1%
    Rivera Holdings, Ltd.......................................................  5,710,000    357,831       0.0%
    SA SA International Holdings, Ltd..........................................  9,766,000  4,955,937       0.4%
    Safety Godown Co., Ltd.....................................................    386,000    614,437       0.1%
    SAS Dragon Hldg, Ltd.......................................................  2,120,000    534,685       0.0%
    SEA Holdings, Ltd..........................................................  1,124,000    898,767       0.1%
    Shenyin Wanguo HK, Ltd.....................................................  3,466,250  3,707,115       0.3%
*   Shougang Concord Technology Holdings.......................................  9,981,809    872,660       0.1%
*   Shun Ho Technology Holdings, Ltd...........................................  1,037,452    377,927       0.0%
    Shun Tak Holdings, Ltd..................................................... 11,359,419  6,581,585       0.5%
*   Silver base Group Holdings, Ltd............................................  3,454,677    572,615       0.0%
    Simsen International Corp., Ltd............................................    307,000    212,517       0.0%
*   Sing Pao Media Enterprises, Ltd............................................    250,511         --       0.0%
    Sing Tao News Corp., Ltd...................................................  1,974,000    295,558       0.0%
    Singamas Container Holdings, Ltd........................................... 10,860,000  2,041,234       0.2%
*   Sino Distillery Group, Ltd.................................................    288,000     33,087       0.0%
*   Sinocan Holdings, Ltd......................................................    350,000         --       0.0%
    SIS International Holdings.................................................     34,000     16,012       0.0%
*   SiS Mobile Holdings, Ltd...................................................     10,880      2,083       0.0%
    Sitoy Group Holdings, Ltd..................................................    829,000    514,460       0.0%
    SmarTone Telecommunications Holdings, Ltd..................................  3,497,068  6,345,128       0.5%
*   SOCAM Development, Ltd.....................................................  1,702,771  1,522,943       0.1%
*   Solomon Systech International, Ltd.........................................  8,590,000    452,730       0.0%
    Soundwill Holdings, Ltd....................................................    408,000    735,266       0.1%
*   South China China, Ltd.....................................................  6,552,000    736,174       0.1%
*   South China Land, Ltd...................................................... 12,751,170    244,455       0.0%
    Stella International Holdings, Ltd.........................................    905,500  2,430,560       0.2%
    Stelux Holdings International, Ltd.........................................  3,011,400    694,726       0.1%
*   Success Universe Group, Ltd................................................  6,716,000    255,268       0.0%
    Sun Hing Vision Group Holdings, Ltd........................................    358,000    124,495       0.0%
    Sun Hung Kai & Co., Ltd....................................................  4,352,429  4,515,541       0.3%
*   Symphony Holdings, Ltd.....................................................    570,000     46,297       0.0%
    TAI Cheung Holdings, Ltd...................................................  1,961,000  1,719,122       0.1%
    Tai Sang Land Development, Ltd.............................................    781,910    412,523       0.0%
    Tan Chong International, Ltd...............................................  1,176,000    429,111       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
HONG KONG -- (Continued)
    Tao Heung Holdings, Ltd....................................................    517,000 $    246,376       0.0%
*   Taung Gold International, Ltd.............................................. 14,590,000      347,347       0.0%
    Television Broadcasts, Ltd.................................................  1,481,300    9,679,009       0.7%
*   Termbray Industries International Holdings, Ltd............................  2,304,900      222,674       0.0%
    Tern Properties Co., Ltd...................................................     51,200       35,678       0.0%
    Texwinca Holdings, Ltd.....................................................  4,488,000    4,352,174       0.3%
    Tian Teck Land, Ltd........................................................  1,024,000    1,221,380       0.1%
*   Titan Petrochemicals Group, Ltd............................................ 13,140,000        4,238       0.0%
    Tradelink Electronic Commerce, Ltd.........................................  4,802,000    1,199,473       0.1%
    Transport International Holdings, Ltd......................................  1,015,741    2,530,268       0.2%
#   Trinity, Ltd...............................................................  7,614,000    1,656,704       0.1%
    Tristate Holdings, Ltd.....................................................    188,000       67,550       0.0%
*   TSC Group Holdings, Ltd....................................................  3,280,000    1,029,447       0.1%
*   United Laboratories International Holdings, Ltd. (The).....................  4,354,000    2,942,904       0.2%
*   Universal Technologies Holdings, Ltd.......................................  7,410,000      849,482       0.1%
*   Up Energy Development Group, Ltd...........................................  3,205,000      243,790       0.0%
    Upbest Group, Ltd..........................................................     36,000       12,500       0.0%
*   Value Convergence Holdings, Ltd............................................  1,756,000      354,661       0.0%
    Value Partners Group, Ltd..................................................  5,396,000   10,018,069       0.7%
    Van Shung Chong Holdings, Ltd..............................................  1,184,002      151,547       0.0%
    Vanke Property Overseas, Ltd...............................................     13,000       14,447       0.0%
    Varitronix International, Ltd..............................................  2,023,293    1,616,542       0.1%
*   Vedan International Holdings, Ltd..........................................  3,272,000      198,684       0.0%
    Victory City International Holdings, Ltd...................................  7,660,077    1,399,828       0.1%
    Vitasoy International Holdings, Ltd........................................  4,703,000    8,598,433       0.6%
*   VS International Group, Ltd................................................    488,000       35,184       0.0%
    VST Holdings, Ltd..........................................................  4,999,600    1,969,649       0.1%
    VTech Holdings, Ltd........................................................    353,200    4,907,096       0.4%
    Wai Kee Holdings, Ltd......................................................  7,640,738    2,855,255       0.2%
*   Willie International Holdings, Ltd......................................... 14,130,000      793,581       0.1%
    Win Hanverky Holdings, Ltd.................................................  1,812,000      242,445       0.0%
*   Winfull Group Holdings, Ltd................................................  9,512,000      478,153       0.0%
    Wing On Co. International, Ltd.............................................    759,000    2,712,141       0.2%
    Wing Tai Properties, Ltd...................................................  1,923,331    1,272,123       0.1%
*   Winshine Entertainment & Media Holding Co., Ltd............................  2,732,000      376,290       0.0%
    Wong's International Hldgs.................................................    737,641      278,689       0.0%
    Wong's Kong King International.............................................    120,000       13,905       0.0%
    Xinyi Glass Holdings, Ltd.................................................. 16,280,000   10,806,910       0.8%
    Xinyi Solar Holdings, Ltd.................................................. 11,940,000    4,174,675       0.3%
    Yangtzekiang Garment, Ltd..................................................    606,500      226,601       0.0%
    Yau Lee Holdings, Ltd......................................................    534,000      124,706       0.0%
    Yeebo International Hldg...................................................    572,000      144,644       0.0%
    YGM Trading, Ltd...........................................................    447,000      661,367       0.1%
    YT Realty Group, Ltd.......................................................    749,000      252,328       0.0%
*   Yuan Heng Gas Holdings, Ltd................................................    544,000       42,191       0.0%
    Yugang International, Ltd.................................................. 90,818,000    1,682,111       0.1%
                                                                                           ------------      ----
TOTAL HONG KONG................................................................             416,840,348      29.5%
                                                                                           ------------      ----
NEW ZEALAND -- (8.0%)
#*  a2 Milk Co., Ltd...........................................................    986,934      390,629       0.0%
    Abano Healthcare Group, Ltd................................................     30,725      172,384       0.0%
    Air New Zealand, Ltd.......................................................  3,693,701    7,590,684       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
NEW ZEALAND -- (Continued)
#   Auckland International Airport, Ltd........................................   310,666 $ 1,090,189       0.1%
    Briscoe Group, Ltd.........................................................     2,235       4,828       0.0%
    Cavalier Corp., Ltd........................................................   153,800      46,886       0.0%
    CDL Investments New Zealand, Ltd...........................................   111,311      50,272       0.0%
*   Chorus, Ltd................................................................ 2,039,965   4,747,439       0.3%
    Colonial Motor Co., Ltd. (The).............................................   144,588     651,743       0.1%
    Contact Energy, Ltd........................................................   582,279   2,521,571       0.2%
#*  Diligent Board Member Services, Inc........................................    79,753     356,794       0.0%
#   Ebos Group, Ltd............................................................   439,087   3,189,941       0.2%
#   Fisher & Paykel Healthcare Corp., Ltd...................................... 4,190,065  20,750,948       1.5%
    Freightways, Ltd...........................................................   974,609   4,537,043       0.3%
#   Hallenstein Glasson Holdings, Ltd..........................................   242,445     642,864       0.1%
#   Heartland New Zealand, Ltd.................................................   190,640     192,027       0.0%
#   Hellaby Holdings, Ltd......................................................   384,437     901,926       0.1%
#   Infratil, Ltd.............................................................. 3,201,309   7,620,110       0.5%
#   Kathmandu Holdings, Ltd....................................................   663,170     724,405       0.1%
#   Mainfreight, Ltd...........................................................   539,049   6,328,594       0.5%
    Marsden Maritime Holdings, Ltd.............................................    43,500     100,528       0.0%
    Methven, Ltd...............................................................    93,877      82,444       0.0%
#   Metlifecare, Ltd...........................................................   516,195   1,912,610       0.1%
#   Michael Hill International, Ltd............................................ 1,490,263   1,341,543       0.1%
    Millennium & Copthorne Hotels New Zealand, Ltd.............................   406,992     497,467       0.0%
    New Zealand Oil & Gas, Ltd................................................. 1,659,791     740,227       0.1%
#*  New Zealand Refining Co., Ltd. (The).......................................   574,344   1,099,353       0.1%
    Nuplex Industries, Ltd..................................................... 1,278,378   3,272,258       0.2%
#   NZX, Ltd...................................................................   952,265     856,778       0.1%
#   Opus International Consultants, Ltd........................................    12,925      13,507       0.0%
#*  Pacific Edge, Ltd..........................................................   418,982     239,314       0.0%
    PGG Wrightson, Ltd.........................................................   999,976     377,562       0.0%
*   Pike River Coal, Ltd.......................................................   490,805          --       0.0%
#   Port of Tauranga, Ltd......................................................   515,305   6,584,941       0.5%
*   Pumpkin Patch, Ltd.........................................................   303,765      68,167       0.0%
#   Restaurant Brands New Zealand, Ltd.........................................   459,407   1,454,777       0.1%
*   Richina Pacific, Ltd.......................................................   274,180          --       0.0%
*   Rubicon, Ltd............................................................... 1,442,620     357,043       0.0%
#   Ryman Healthcare, Ltd...................................................... 2,338,582  14,523,565       1.0%
    Sanford, Ltd...............................................................   382,357   1,419,378       0.1%
    Scott Technology, Ltd......................................................    39,805      42,051       0.0%
#   Skellerup Holdings, Ltd....................................................   544,971     585,550       0.1%
#   Sky Network Television, Ltd................................................ 2,080,268   9,965,124       0.7%
    SKYCITY Entertainment Group, Ltd........................................... 4,352,955  13,944,040       1.0%
#   Spark New Zealand, Ltd.....................................................   203,752     461,039       0.0%
    Steel & Tube Holdings, Ltd.................................................   435,663     956,331       0.1%
#   Summerset Group Holdings, Ltd..............................................   396,565   1,049,083       0.1%
    Tourism Holdings, Ltd......................................................   267,004     366,459       0.0%
#   Tower, Ltd.................................................................   859,202   1,446,008       0.1%
    Trade Me Group, Ltd........................................................ 1,607,105   4,680,928       0.3%
#   TrustPower, Ltd............................................................    68,055     405,279       0.0%
#   Vector, Ltd................................................................ 1,288,750   3,176,055       0.2%
#   Warehouse Group, Ltd. (The)................................................   698,604   1,468,770       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
NEW ZEALAND -- (Continued)
*   Xero, Ltd..................................................................   147,912 $  2,234,109       0.2%
                                                                                          ------------       ---
TOTAL NEW ZEALAND..............................................................            138,233,565       9.8%
                                                                                          ------------       ---
SINGAPORE -- (8.1%)
*   Abterra, Ltd...............................................................   531,800      214,332       0.0%
    Amara Holdings, Ltd........................................................   922,800      383,646       0.0%
    Amtek Engineering, Ltd..................................................... 1,314,300      665,380       0.1%
    ASL Marine Holdings, Ltd...................................................   816,600      257,834       0.0%
    Aspial Corp., Ltd..........................................................    72,959       21,248       0.0%
#*  Ausgroup, Ltd.............................................................. 3,548,500      654,633       0.1%
#   Baker Technology, Ltd...................................................... 1,272,000      235,567       0.0%
#   Banyan Tree Holdings, Ltd.................................................. 1,022,900      424,556       0.0%
#*  Biosensors International Group, Ltd........................................ 6,409,437    3,993,081       0.3%
    Bonvests Holdings, Ltd.....................................................   950,000      972,032       0.1%
*   Boustead Projects Pte., Ltd................................................   497,611      392,989       0.0%
    Boustead Singapore, Ltd.................................................... 1,658,706    1,770,340       0.1%
#   Breadtalk Group, Ltd.......................................................   881,800      941,525       0.1%
*   Broadway Industrial Group, Ltd............................................. 1,557,200      246,883       0.0%
    Bukit Sembawang Estates, Ltd...............................................   596,403    2,320,586       0.2%
    Bund Center Investment, Ltd................................................ 2,639,300      393,304       0.0%
#   Centurion Corp., Ltd.......................................................   700,000      284,678       0.0%
#   China Aviation Oil Singapore Corp., Ltd.................................... 1,540,999      993,892       0.1%
#   China Merchants Holdings Pacific, Ltd......................................   842,200      750,522       0.1%
    Chip Eng Seng Corp., Ltd................................................... 3,445,300    2,313,595       0.2%
    Chuan Hup Holdings, Ltd.................................................... 3,853,500      961,045       0.1%
#   Cityspring Infrastructure Trust............................................ 1,455,100      637,331       0.1%
#   Cosco Corp. Singapore, Ltd................................................. 6,805,600    3,105,461       0.2%
    Creative Technology, Ltd...................................................   272,200      292,009       0.0%
    CSC Holdings, Ltd.......................................................... 1,746,900       59,326       0.0%
    CSE Global, Ltd............................................................ 3,285,200    1,425,685       0.1%
#   CWT, Ltd................................................................... 1,403,400    2,035,301       0.2%
    Datapulse Technology, Ltd..................................................    89,000        8,652       0.0%
#*  Del Monte Pacific, Ltd..................................................... 1,266,064      401,879       0.0%
*   Delong Holdings, Ltd....................................................... 1,301,000      224,574       0.0%
    DMX Technologies Group, Ltd................................................ 2,096,000      172,660       0.0%
#   Dyna-Mac Holdings, Ltd..................................................... 2,194,400      547,224       0.0%
    Elec & Eltek International Co., Ltd........................................   147,000      152,684       0.0%
    Ellipsiz, Ltd..............................................................   123,000       11,880       0.0%
    EnGro Corp., Ltd...........................................................   354,000      317,240       0.0%
    Eu Yan Sang International, Ltd.............................................   786,600      398,107       0.0%
#   Ezion Holdings, Ltd........................................................   895,260      811,729       0.1%
#*  Ezra Holdings, Ltd......................................................... 5,676,560    1,881,678       0.1%
#   Falcon Energy Group, Ltd................................................... 2,008,800      417,808       0.0%
    Far East Orchard, Ltd...................................................... 1,074,985    1,397,095       0.1%
    First Sponsor Group, Ltd...................................................   440,661      420,681       0.0%
    FJ Benjamin Holdings, Ltd.................................................. 1,305,000      126,702       0.0%
    Food Empire Holdings, Ltd.................................................. 1,256,400      250,023       0.0%
#   Fragrance Group, Ltd....................................................... 6,077,000      941,852       0.1%
#*  Gallant Venture, Ltd....................................................... 4,927,900      910,727       0.1%
#*  Geo Energy Resources, Ltd..................................................   432,000       64,170       0.0%
    GK Goh Holdings, Ltd....................................................... 1,416,300    1,035,832       0.1%
    Global Premium Hotels, Ltd.................................................   559,480      143,247       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
SINGAPORE -- (Continued)
*   Global Yellow Pages, Ltd...................................................    747,500 $   21,501       0.0%
    GMG Global, Ltd............................................................ 17,883,300    999,097       0.1%
    GP Batteries International, Ltd............................................    235,000    173,259       0.0%
    GP Industries, Ltd.........................................................  2,567,609  1,338,058       0.1%
    GuocoLand, Ltd.............................................................    387,914    556,274       0.0%
#   GuocoLeisure, Ltd..........................................................  3,267,800  2,268,607       0.2%
*   Hanwell Holdings, Ltd......................................................  1,771,219    367,208       0.0%
#*  Healthway Medical Corp., Ltd...............................................  8,556,776    335,714       0.0%
*   HG Metal Manufacturing, Ltd................................................  1,768,000     78,949       0.0%
#   Hi-P International, Ltd....................................................  1,271,600    586,323       0.1%
    Hiap Hoe, Ltd..............................................................    353,000    215,518       0.0%
*   HLH Group, Ltd.............................................................  8,364,000     88,400       0.0%
    Ho Bee Land, Ltd...........................................................  1,604,700  2,810,358       0.2%
#   Hong Fok Corp., Ltd........................................................  3,228,540  2,311,756       0.2%
    Hong Leong Asia, Ltd.......................................................    690,700    693,279       0.1%
    Hotel Grand Central, Ltd...................................................  1,354,287  1,533,957       0.1%
    Hour Glass, Ltd. (The).....................................................  1,814,832  1,081,478       0.1%
    HTL International Holdings, Ltd............................................  1,063,843    207,807       0.0%
    HupSteel, Ltd..............................................................  1,572,875    225,534       0.0%
    Hwa Hong Corp., Ltd........................................................  2,123,500    536,075       0.0%
#   Hyflux, Ltd................................................................  3,165,300  2,303,992       0.2%
    Indofood Agri Resources, Ltd...............................................  3,368,800  1,851,582       0.1%
    InnoTek, Ltd...............................................................    774,000    140,041       0.0%
    Innovalues, Ltd............................................................    334,000    198,785       0.0%
*   Interra Resources, Ltd.....................................................    396,000     52,512       0.0%
    IPC Corp., Ltd.............................................................  4,143,000    559,527       0.0%
    Isetan Singapore, Ltd......................................................    119,000    406,623       0.0%
*   Jiutian Chemical Group, Ltd................................................  9,838,300    394,104       0.0%
#*  Jurong Technologies Industrial Corp., Ltd..................................  2,227,680         --       0.0%
    k1 Ventures, Ltd...........................................................  4,952,600    766,264       0.1%
#   Keppel Infrastructure Trust................................................  1,367,000  1,173,188       0.1%
    Keppel Telecommunications & Transportation, Ltd............................  1,369,300  1,692,908       0.1%
    Koh Brothers Group, Ltd....................................................  1,432,000    389,618       0.0%
    KSH Holdings, Ltd..........................................................     52,000     20,218       0.0%
*   Li Heng Chemical Fibre Technologies, Ltd...................................  2,053,000    216,715       0.0%
    Lian Beng Group, Ltd.......................................................  2,238,100    954,607       0.1%
#*  Linc Energy, Ltd...........................................................  1,925,817    541,697       0.0%
    Low Keng Huat Singapore, Ltd...............................................    889,800    507,004       0.0%
    Lum Chang Holdings, Ltd....................................................  1,094,030    310,008       0.0%
*   Marco Polo Marine, Ltd.....................................................    963,000    200,443       0.0%
    mDR, Ltd...................................................................  3,997,000     15,104       0.0%
#   Mermaid Maritime PCL.......................................................  1,615,000    297,882       0.0%
    Metro Holdings, Ltd........................................................  2,026,092  1,515,911       0.1%
    Mewah International, Inc...................................................  1,183,000    317,438       0.0%
#   Midas Holdings, Ltd........................................................  7,943,100  2,326,568       0.2%
#   Nam Cheong, Ltd............................................................  6,922,840  1,744,397       0.1%
    New Toyo International Holdings, Ltd.......................................  1,624,000    306,129       0.0%
    NSL, Ltd...................................................................    409,900    489,791       0.0%
#   OSIM International, Ltd....................................................  1,640,700  2,513,599       0.2%
#   Otto Marine, Ltd........................................................... 10,983,500    314,232       0.0%
#   OUE Hospitality Trust......................................................    310,500    228,649       0.0%
    OUE, Ltd...................................................................  1,809,700  3,020,297       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
SINGAPORE -- (Continued)
#   Oxley Holdings, Ltd........................................................  1,061,700 $   407,994       0.0%
#   Pan-United Corp., Ltd......................................................  1,948,600   1,227,889       0.1%
    PEC, Ltd...................................................................     47,000      15,877       0.0%
    Penguin International, Ltd.................................................  1,437,000     232,931       0.0%
#   Petra Foods, Ltd...........................................................    781,000   2,284,406       0.2%
    QAF, Ltd...................................................................  1,208,480   1,047,996       0.1%
#   Raffles Education Corp., Ltd...............................................  4,176,710   1,010,794       0.1%
    Raffles Medical Group, Ltd.................................................    562,837   1,712,305       0.1%
#   Rickmers Maritime..........................................................    888,000     191,003       0.0%
    Rotary Engineering, Ltd....................................................  1,443,100     599,397       0.1%
    Roxy-Pacific Holdings, Ltd.................................................    297,500     118,059       0.0%
*   S I2I, Ltd................................................................. 12,662,000      28,430       0.0%
    San Teh, Ltd...............................................................    493,387     102,899       0.0%
    SBS Transit, Ltd...........................................................    926,200   1,272,937       0.1%
    Sheng Siong Group, Ltd.....................................................  1,462,900     927,265       0.1%
    SHS Holdings, Ltd..........................................................  2,304,100     399,266       0.0%
    Sim Lian Group, Ltd........................................................  2,216,555   1,434,208       0.1%
#   Sinarmas Land, Ltd.........................................................  5,696,200   3,028,427       0.2%
    Sing Holdings, Ltd.........................................................  1,134,000     280,781       0.0%
    Sing Investments & Finance, Ltd............................................    297,675     295,860       0.0%
    Singapore Reinsurance Corp., Ltd...........................................  1,514,530     355,093       0.0%
    Singapore Shipping Corp., Ltd..............................................  1,640,700     402,639       0.0%
    Singapura Finance, Ltd.....................................................    348,124     286,517       0.0%
#*  Sino Grandness Food Industry Group, Ltd....................................  2,095,300     534,845       0.0%
    SMRT Corp., Ltd............................................................  2,087,900   2,657,041       0.2%
    Stamford Land Corp., Ltd...................................................  3,188,100   1,395,627       0.1%
    Straco Corp., Ltd..........................................................    130,000      97,214       0.0%
    Sunningdale Tech, Ltd......................................................  3,552,400     562,019       0.0%
#*  SunVic Chemical Holdings, Ltd..............................................  1,979,700     671,608       0.1%
#   Super Group, Ltd...........................................................  2,548,900   2,863,567       0.2%
#*  Swiber Holdings, Ltd.......................................................  5,790,500     863,429       0.1%
#   Swissco Holdings, Ltd......................................................    715,500     266,061       0.0%
#   Tat Hong Holdings, Ltd.....................................................  2,013,500     947,991       0.1%
    Thakral Corp., Ltd.........................................................  3,663,300      60,758       0.0%
    Tiong Woon Corp. Holding, Ltd..............................................  2,090,650     324,389       0.0%
#   Tuan Sing Holdings, Ltd....................................................  4,021,183   1,228,409       0.1%
    UMS Holdings, Ltd..........................................................  1,888,400     805,204       0.1%
#   United Engineers, Ltd......................................................  2,722,828   5,448,920       0.4%
    United Overseas Insurance, Ltd.............................................    181,850     678,836       0.1%
#   UOB-Kay Hian Holdings, Ltd.................................................  1,822,735   2,106,638       0.2%
#   UPP Holdings, Ltd..........................................................  2,972,500     521,484       0.0%
#*  Vard Holdings, Ltd.........................................................  3,937,100   1,897,357       0.1%
    Venture Corp., Ltd.........................................................  1,654,300  10,550,481       0.8%
#   Vibrant Group, Ltd.........................................................  9,359,579     727,758       0.1%
    Vicom, Ltd.................................................................    116,600     563,060       0.1%
    Wee Hur Holdings, Ltd......................................................  2,670,400     725,856       0.1%
#   Wheelock Properties Singapore, Ltd.........................................  1,175,400   1,703,542       0.1%
#   Wing Tai Holdings, Ltd.....................................................  2,762,267   4,087,422       0.3%
    Yeo Hiap Seng, Ltd.........................................................    223,731     284,784       0.0%
    YHI International, Ltd.....................................................  1,174,000     190,632       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
SINGAPORE -- (Continued)
#   Yongnam Holdings, Ltd......................................................  7,939,200 $      971,190        0.1%
                                                                                           --------------      -----
TOTAL SINGAPORE................................................................               140,981,305       10.0%
                                                                                           --------------      -----
TOTAL COMMON STOCKS............................................................             1,401,048,895       99.2%
                                                                                           --------------      -----
RIGHTS/WARRANTS -- (0.2%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units Rights...........................     81,336             --        0.0%
*   Centrebet International, Ltd. Litigation Rights............................     81,336             --        0.0%
*   Seven West Media, Ltd. Rights 05/28/15.....................................  3,353,665             --        0.0%
                                                                                           --------------      -----
TOTAL AUSTRALIA................................................................                        --        0.0%
                                                                                           --------------      -----
HONG KONG -- (0.2%)
*   Emperor Capital Group, Ltd. Rights 05/21/15................................  1,509,000        249,211        0.0%
*   Enviro Energy International Holdings, Ltd. Warrants 11/17/16...............  1,171,800             --        0.0%
*   Haitong International Securities Group, Ltd. Rights 05/15/15...............  4,303,968      2,859,853        0.2%
                                                                                           --------------      -----
TOTAL HONG KONG................................................................                 3,109,064        0.2%
                                                                                           --------------      -----
SINGAPORE -- (0.0%)
*   Interra Resources, Ltd. Warrants 12/08/15..................................     39,600            314        0.0%
                                                                                           --------------      -----
TOTAL RIGHTS/WARRANTS..........................................................                 3,109,378        0.2%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@ DFA Short Term Investment Fund............................................ 28,646,913    331,444,781       23.5%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,730,770,323)............................            $1,735,603,054      122.9%
                                                                                           ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Australia.................. $12,722,887 $  682,709,509   --    $  695,432,396
   China......................          --      9,561,281   --         9,561,281
   Hong Kong..................   2,126,793    414,713,555   --       416,840,348
   New Zealand................          --    138,233,565   --       138,233,565
   Singapore..................   1,369,138    139,612,167   --       140,981,305
Rights/Warrants
   Australia..................          --             --   --                --
   Hong Kong..................          --      3,109,064   --         3,109,064
   Singapore..................          --            314   --               314
Securities Lending Collateral.          --    331,444,781   --       331,444,781
                               ----------- --------------   --    --------------
TOTAL......................... $16,218,818 $1,719,384,236   --    $1,735,603,054
                               =========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
COMMON STOCKS -- (95.6%)
Consumer Discretionary -- (24.5%)
    4imprint Group P.L.C......................    95,239 $ 1,597,092       0.1%
    888 Holdings P.L.C........................   915,856   2,248,767       0.1%
*   Aga Rangemaster Group P.L.C...............   438,333     637,735       0.0%
    Barratt Developments P.L.C................ 2,727,034  21,634,491       1.0%
    Bellway P.L.C.............................   634,613  19,293,629       0.9%
    Berkeley Group Holdings P.L.C.............   664,403  25,581,278       1.2%
    Betfair Group P.L.C.......................   279,971   9,976,516       0.5%
    Bloomsbury Publishing P.L.C...............   274,093     704,929       0.0%
    Boot Henry P.L.C..........................   417,992   1,382,603       0.1%
    Bovis Homes Group P.L.C...................   845,814  12,043,032       0.6%
    # Bwin.Party Digital Entertainment P.L.C.. 2,836,202   3,629,013       0.2%
*   Carpetright P.L.C.........................    69,308     499,976       0.0%
    Centaur Media P.L.C.......................   537,905     667,470       0.0%
    Chime Communications P.L.C................   354,323   1,578,676       0.1%
    Cineworld Group P.L.C..................... 1,062,794   7,937,978       0.4%
    Connect Group P.L.C....................... 1,254,090   3,052,043       0.1%
    Crest Nicholson Holdings P.L.C............   152,672   1,048,204       0.1%
    Creston P.L.C.............................    22,394      42,997       0.0%
    Daily Mail & General Trust P.L.C.......... 1,421,265  19,537,514       0.9%
    Darty P.L.C............................... 1,291,969   1,482,716       0.1%
    Debenhams P.L.C........................... 6,276,319   8,621,810       0.4%
    Dignity P.L.C.............................   220,457   6,876,574       0.3%
    Dixons Carphone P.L.C.....................   737,185   4,784,207       0.2%
    Domino's Pizza Group P.L.C................   769,549   9,310,210       0.4%
    Dunelm Group P.L.C........................   335,417   4,617,719       0.2%
*   Enterprise Inns P.L.C..................... 2,595,453   4,639,809       0.2%
    Euromoney Institutional Investor P.L.C....   285,423   5,001,557       0.2%
*   Findel P.L.C..............................   303,005   1,016,991       0.1%
*   Forminster P.L.C..........................    43,333          --       0.0%
    Fuller Smith & Turner PLC.................   134,418   2,060,448       0.1%
*   Future P.L.C.............................. 1,301,863     205,030       0.0%
#   Games Workshop Group P.L.C................    98,402     770,551       0.0%
#   Greene King P.L.C......................... 1,372,727  17,452,683       0.8%
    Halfords Group P.L.C...................... 1,075,693   7,491,512       0.4%
    Headlam Group P.L.C.......................   331,326   2,362,868       0.1%
    Home Retail Group P.L.C................... 4,052,746  10,356,131       0.5%
*   Hornby P.L.C..............................   154,220     209,163       0.0%
    Howden Joinery Group P.L.C................ 3,359,489  23,915,571       1.1%
    Huntsworth P.L.C..........................   938,084     592,199       0.0%
    Inchcape P.L.C............................ 2,259,473  28,740,630       1.4%
    Informa P.L.C............................. 3,220,526  27,427,802       1.3%
    ITE Group P.L.C........................... 1,305,178   3,764,346       0.2%
    JD Sports Fashion P.L.C...................   463,623   4,077,461       0.2%
    JD Wetherspoon P.L.C......................   484,436   5,644,196       0.3%
    John Menzies P.L.C........................   252,197   1,509,875       0.1%
*   Johnston Press P.L.C......................    20,800      50,170       0.0%
#   Ladbrokes P.L.C........................... 4,542,683   7,109,506       0.3%
    Laura Ashley Holdings P.L.C............... 1,465,488     669,438       0.0%
    Lookers P.L.C............................. 1,830,518   4,392,995       0.2%
    Marston's P.L.C........................... 3,015,392   7,332,950       0.4%
    Millennium & Copthorne Hotels P.L.C....... 1,012,675   8,990,564       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                       ---------- ------------ ---------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C........    995,025 $  6,354,740       0.3%
     MJ Gleeson P.L.C.................    189,171    1,133,700       0.1%
 #*  Mothercare P.L.C.................    651,269    2,218,647       0.1%
     N Brown Group P.L.C..............    844,816    4,435,133       0.2%
 *   Ocado Group P.L.C................    372,160    2,020,185       0.1%
     Pendragon P.L.C..................  4,368,028    2,471,058       0.1%
     Persimmon P.L.C..................     38,753    1,006,196       0.1%
     Photo-Me International P.L.C.....    557,369    1,191,641       0.1%
     Poundland Group P.L.C............    114,666      550,521       0.0%
 *   Punch Taverns P.L.C..............    133,442      230,392       0.0%
     Rank Group P.L.C.................    112,422      328,951       0.0%
     Redrow P.L.C.....................  1,453,828    8,234,704       0.4%
     Restaurant Group P.L.C. (The)....    970,026   10,080,962       0.5%
     Rightmove P.L.C..................    477,301   23,105,850       1.1%
     Spirit Pub Co. P.L.C.............  3,220,786    5,538,963       0.3%
 *   Sportech P.L.C...................    371,065      378,097       0.0%
     STV Group P.L.C..................      4,868       26,142       0.0%
 *   SuperGroup P.L.C.................    196,144    3,102,644       0.2%
     Taylor Wimpey P.L.C..............  8,920,064   22,649,656       1.1%
     Ted Baker P.L.C..................    140,693    6,144,945       0.3%
 *   Thomas Cook Group P.L.C..........  7,316,715   16,048,409       0.8%
     Topps Tiles P.L.C................    866,361    1,538,333       0.1%
 *   Torotrak P.L.C...................     42,953        5,209       0.0%
 *   Trinity Mirror P.L.C.............  1,630,775    4,593,729       0.2%
     TUI AG...........................     48,665      907,433       0.0%
     UBM P.L.C........................  2,263,037   19,535,822       0.9%
     UTV Media P.L.C..................    451,514    1,245,236       0.1%
 #   Vitec Group P.L.C. (The).........    159,205    1,593,033       0.1%
     WH Smith P.L.C...................    687,058   15,074,108       0.7%
     William Hill P.L.C...............  4,471,540   24,705,783       1.2%
     Wilmington Group P.L.C...........    334,384    1,196,187       0.1%
                                                  ------------      ----
 Total Consumer Discretionary.........             532,218,034      25.4%
                                                  ------------      ----
 Consumer Staples -- (4.8%)
     A.G.BARR P.L.C...................    413,161    3,960,451       0.2%
     Anglo-Eastern Plantations P.L.C..    104,452      998,245       0.0%
     Booker Group P.L.C...............  7,254,558   16,060,425       0.8%
     Britvic P.L.C....................  1,233,710   13,701,051       0.7%
     Cranswick P.L.C..................    255,343    5,588,967       0.3%
     Dairy Crest Group P.L.C..........    743,682    5,199,231       0.2%
     Devro P.L.C......................    935,205    4,187,811       0.2%
     Greencore Group P.L.C............  2,256,015   12,242,441       0.6%
     Greggs P.L.C.....................    547,273    9,945,948       0.5%
     Hilton Food Group P.L.C..........     24,794      164,249       0.0%
     McBride P.L.C.(0574635)..........    834,446    1,203,553       0.1%
 *   McBride P.L.C.(BVXC225).......... 14,185,582       21,775       0.0%
 *   Premier Foods P.L.C..............  3,631,899    2,563,206       0.1%
     PZ Cussons P.L.C.................  1,284,093    7,035,543       0.3%
     REA Holdings P.L.C...............     50,639      239,506       0.0%
     Stock Spirits Group P.L.C........    123,811      361,900       0.0%
     Tate & Lyle P.L.C................  2,371,143   21,601,188       1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Thorntons P.L.C............................................................   274,658 $    345,185       0.0%
                                                                                          ------------       ---
Total Consumer Staples.........................................................            105,420,675       5.0%
                                                                                          ------------       ---
Energy -- (4.2%)
#*  Afren P.L.C................................................................ 5,446,344      277,690       0.0%
    Amec Foster Wheeler P.L.C.................................................. 1,360,198   19,044,378       0.9%
#   Anglo Pacific Group P.L.C..................................................   578,701      845,108       0.1%
*   Cairn Energy P.L.C......................................................... 2,512,540    6,845,299       0.3%
#*  EnQuest P.L.C.............................................................. 3,483,236    2,798,700       0.1%
*   Exillon Energy P.L.C.......................................................    53,200       89,903       0.0%
*   Fortune Oil CVR............................................................ 6,238,485       47,880       0.0%
*   Hardy Oil & Gas P.L.C......................................................    74,781       44,644       0.0%
    Hunting P.L.C..............................................................   625,825    5,618,900       0.3%
    James Fisher & Sons P.L.C..................................................   224,304    3,966,265       0.2%
    John Wood Group P.L.C...................................................... 1,909,170   20,115,851       1.0%
*   Lamprell P.L.C............................................................. 1,349,830    2,907,020       0.1%
*   Ophir Energy P.L.C.........................................................   795,682    1,734,541       0.1%
#   Petrofac, Ltd..............................................................   881,458   11,765,060       0.6%
*   Premier Oil P.L.C.......................................................... 2,574,653    6,887,748       0.3%
    Soco International P.L.C...................................................   983,176    2,718,662       0.1%
    Tullow Oil P.L.C...........................................................   866,800    5,503,366       0.3%
                                                                                          ------------       ---
Total Energy...................................................................             91,211,015       4.4%
                                                                                          ------------       ---
Financials -- (14.8%)
    Amlin P.L.C................................................................ 2,600,313   18,223,007       0.9%
#   Ashmore Group P.L.C........................................................ 1,818,209    8,595,210       0.4%
    Bank of Georgia Holdings P.L.C.............................................   137,229    3,768,743       0.2%
    Beazley P.L.C.............................................................. 2,537,469   10,912,586       0.5%
    Brewin Dolphin Holdings P.L.C.............................................. 1,320,720    6,858,935       0.3%
    Capital & Counties Properties P.L.C........................................   457,946    2,768,485       0.1%
    Capital & Regional P.L.C................................................... 1,652,845    1,427,483       0.1%
    Catlin Group, Ltd.......................................................... 1,899,020   20,460,348       1.0%
    Charles Stanley Group P.L.C................................................   122,025      736,973       0.0%
    Charles Taylor P.L.C.......................................................   192,071      675,336       0.0%
    Chesnara P.L.C.............................................................   564,731    2,773,808       0.1%
    Close Brothers Group P.L.C.................................................   765,620   17,896,704       0.9%
    Countrywide P.L.C..........................................................    68,332      548,489       0.0%
    Daejan Holdings P.L.C......................................................    30,985    2,574,057       0.1%
    Development Securities P.L.C...............................................   604,989    2,349,232       0.1%
    esure Group P.L.C..........................................................   115,507      387,245       0.0%
    Hansard Global P.L.C.......................................................    16,468       22,657       0.0%
*   Harworth Group P.L.C.......................................................   306,801       50,637       0.0%
    Helical Bar P.L.C..........................................................   646,023    3,854,432       0.2%
    Henderson Group P.L.C...................................................... 5,607,542   23,927,378       1.1%
    Hiscox, Ltd................................................................ 1,449,723   18,265,611       0.9%
    ICAP P.L.C................................................................. 2,839,958   24,144,556       1.2%
    IG Group Holdings P.L.C.................................................... 1,890,472   21,315,332       1.0%
*   Industrial & Commercial Holdings P.L.C.....................................     5,000           --       0.0%
    Intermediate Capital Group P.L.C...........................................   552,762    4,464,462       0.2%
    International Personal Finance P.L.C.......................................   667,182    5,074,021       0.2%
*   IP Group P.L.C............................................................. 1,276,798    3,842,500       0.2%
    Jardine Lloyd Thompson Group P.L.C.........................................   621,664   10,124,061       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
Financials -- (Continued)
    Jupiter Fund Management P.L.C.............................................. 1,771,176 $ 11,661,841       0.6%
    Lancashire Holdings, Ltd...................................................   901,171    8,809,632       0.4%
    LSL Property Services P.L.C................................................   296,171    1,636,170       0.1%
    Man Group P.L.C............................................................ 9,464,717   27,906,812       1.3%
    Novae Group P.L.C..........................................................   296,045    3,160,488       0.2%
    Phoenix Group Holdings.....................................................   923,737   11,921,166       0.6%
*   Quintain Estates & Development P.L.C....................................... 2,616,825    3,849,500       0.2%
    Rathbone Brothers P.L.C....................................................   160,021    5,257,453       0.3%
*   Raven Russia, Ltd.......................................................... 1,068,396      843,204       0.0%
    S&U P.L.C..................................................................    20,417      634,669       0.0%
    Savills P.L.C..............................................................   624,917    7,914,295       0.4%
    St James's Place P.L.C.....................................................    58,257      794,666       0.0%
    ST Modwen Properties P.L.C.................................................   928,745    6,188,995       0.3%
    Tullett Prebon P.L.C....................................................... 1,125,435    6,162,789       0.3%
    UNITE Group P.L.C. (The)................................................... 1,034,633    9,506,930       0.5%
*   Waterloo Investment Holdings, Ltd..........................................     5,979          642       0.0%
                                                                                          ------------      ----
Total Financials...............................................................            322,291,540      15.4%
                                                                                          ------------      ----
Health Care -- (3.2%)
#*  Alizyme P.L.C..............................................................   660,805           --       0.0%
    Bioquell P.L.C.............................................................    90,893      204,181       0.0%
*   BTG P.L.C.................................................................. 1,345,513   14,846,477       0.7%
*   Circassia Pharmaceuticals P.L.C............................................    10,843       49,237       0.0%
    Consort Medical P.L.C......................................................   233,849    3,366,007       0.2%
    Dechra Pharmaceuticals P.L.C...............................................   416,405    6,544,665       0.3%
    Genus P.L.C................................................................   273,198    5,655,118       0.3%
    Hikma Pharmaceuticals P.L.C................................................   405,450   12,679,296       0.6%
*   Optos P.L.C................................................................   106,202      554,268       0.0%
*   Oxford Biomedica P.L.C..................................................... 2,557,511      442,192       0.0%
*   Skyepharma P.L.C...........................................................   322,164    1,485,387       0.1%
    Synergy Health P.L.C.......................................................   300,498   10,191,716       0.5%
    UDG Healthcare P.L.C....................................................... 1,071,668    8,758,003       0.4%
*   Vectura Group P.L.C........................................................ 2,015,218    4,820,962       0.2%
                                                                                          ------------      ----
Total Health Care..............................................................             69,597,509       3.3%
                                                                                          ------------      ----
Industrials -- (22.6%)
    Air Partner P.L.C..........................................................    39,319      218,316       0.0%
    Alumasc Group P.L.C. (The).................................................   120,110      270,120       0.0%
    Ashtead Group P.L.C........................................................    17,024      291,920       0.0%
    Avon Rubber P.L.C..........................................................    88,470    1,051,073       0.1%
    Balfour Beatty P.L.C....................................................... 3,473,566   12,856,619       0.6%
    BBA Aviation P.L.C......................................................... 2,696,604   14,188,979       0.7%
    Berendsen P.L.C............................................................   875,545   13,919,012       0.7%
    Bodycote P.L.C............................................................. 1,210,345   12,746,902       0.6%
    Braemar Shipping Services P.L.C............................................    84,411      566,837       0.0%
#   Brammer P.L.C..............................................................   524,144    3,051,463       0.1%
#   Camellia P.L.C.............................................................     2,396      342,356       0.0%
    Cape P.L.C.................................................................   652,419    2,643,473       0.1%
#   Carillion P.L.C............................................................ 2,262,152   11,286,679       0.5%
    Carr's Milling Industries P.L.C............................................   343,111      846,563       0.0%
    Castings P.L.C.............................................................   157,187      912,039       0.0%
    Chemring Group P.L.C....................................................... 1,175,355    3,862,001       0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
Industrials -- (Continued)
    Clarkson P.L.C.............................................................    58,386 $ 2,029,965       0.1%
    Cobham P.L.C............................................................... 5,783,297  26,235,319       1.3%
    Communisis P.L.C........................................................... 1,077,829     942,838       0.0%
    Costain Group P.L.C........................................................   393,650   1,928,555       0.1%
    DCC P.L.C..................................................................   441,845  28,107,328       1.3%
    De La Rue P.L.C............................................................   464,038   3,899,650       0.2%
#   Dialight P.L.C.............................................................    72,337     776,236       0.0%
    Diploma P.L.C..............................................................   574,886   7,051,633       0.3%
    Fenner P.L.C...............................................................   962,975   3,094,665       0.1%
*   Firstgroup P.L.C........................................................... 5,555,214   8,437,996       0.4%
    Galliford Try P.L.C........................................................   385,713   8,875,315       0.4%
    Go-Ahead Group P.L.C.......................................................   216,599   8,178,578       0.4%
    Goodwin P.L.C..............................................................       383      14,388       0.0%
    Grafton Group P.L.C........................................................   766,517   9,673,182       0.5%
    Harvey Nash Group P.L.C....................................................    46,693      60,966       0.0%
    Hays P.L.C................................................................. 7,231,761  16,997,190       0.8%
    Hogg Robinson Group P.L.C..................................................   134,014      91,496       0.0%
    Homeserve P.L.C............................................................ 1,376,532   8,043,922       0.4%
    IMI P.L.C..................................................................   318,255   6,098,586       0.3%
    Interserve P.L.C...........................................................   697,987   6,181,872       0.3%
    Keller Group P.L.C.........................................................   360,314   5,511,344       0.3%
    Kier Group P.L.C...........................................................   241,892   6,000,458       0.3%
    Latchways P.L.C............................................................    35,007     405,282       0.0%
    Lavendon Group P.L.C.......................................................   785,677   2,098,093       0.1%
    Management Consulting Group P.L.C.......................................... 1,467,589     393,497       0.0%
    Mears Group P.L.C..........................................................   532,111   3,493,033       0.2%
    Melrose Industries P.L.C................................................... 5,230,962  21,227,179       1.0%
    Michael Page International P.L.C........................................... 1,416,913  11,543,426       0.6%
#   Mitie Group P.L.C.......................................................... 1,886,337   8,274,676       0.4%
    Morgan Advanced Materials P.L.C............................................ 1,428,226   7,335,736       0.4%
    Morgan Sindall Group P.L.C.................................................   193,501   2,326,588       0.1%
    National Express Group P.L.C............................................... 2,189,869   9,644,145       0.5%
    Norcros P.L.C..............................................................   127,268      31,664       0.0%
    Northgate P.L.C............................................................   726,631   7,197,276       0.3%
    PayPoint P.L.C.............................................................   229,972   2,999,143       0.1%
    QinetiQ Group P.L.C........................................................ 3,113,550   9,636,398       0.5%
    Regus P.L.C................................................................ 3,275,671  12,510,830       0.6%
*   Renold P.L.C...............................................................   193,435     185,619       0.0%
    Rentokil Initial P.L.C..................................................... 9,327,890  19,184,899       0.9%
    Ricardo P.L.C..............................................................   268,933   3,487,285       0.2%
    Robert Walters P.L.C.......................................................   383,049   2,238,817       0.1%
    Rotork P.L.C...............................................................   438,584  15,826,476       0.8%
    RPS Group P.L.C............................................................ 1,223,232   3,998,119       0.2%
    Senior P.L.C............................................................... 2,109,831  10,131,056       0.5%
    Serco Group P.L.C.......................................................... 3,507,104   7,164,679       0.3%
*   Severfield P.L.C........................................................... 1,262,597   1,238,782       0.1%
    Shanks Group P.L.C......................................................... 2,407,651   3,941,377       0.2%
    SIG P.L.C.................................................................. 3,022,212   8,981,420       0.4%
    Speedy Hire P.L.C.......................................................... 2,890,020   3,282,835       0.2%
    Spirax-Sarco Engineering P.L.C.............................................   388,975  20,134,516       1.0%
    St Ives P.L.C..............................................................   657,471   1,746,920       0.1%
    Stagecoach Group P.L.C..................................................... 2,171,102  12,066,595       0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                 --------- ------------ ---------------
Industrials -- (Continued)
     Sthree P.L.C...............................................................   390,881 $  2,236,761       0.1%
     Stobart Group, Ltd.........................................................   625,503    1,037,682       0.0%
     T Clarke P.L.C.............................................................   147,457      161,102       0.0%
     Tarsus Group P.L.C.........................................................   201,041      718,074       0.0%
     Tribal Group P.L.C.........................................................   151,222      340,466       0.0%
#    Trifast P.L.C..............................................................   447,201      743,404       0.0%
     UK Mail Group P.L.C........................................................   190,510    1,496,608       0.1%
     Ultra Electronics Holdings P.L.C...........................................   339,719    9,034,153       0.4%
     Vesuvius P.L.C............................................................. 1,399,956    9,736,017       0.5%
`#*  Volex P.L.C................................................................   307,047      361,091       0.0%
     Vp P.L.C...................................................................   161,571    1,616,408       0.1%
*    Wincanton P.L.C............................................................   576,136    1,377,384       0.1%
     WS Atkins P.L.C............................................................   506,584   10,394,157       0.5%
     XP Power, Ltd..............................................................    74,854    1,730,630       0.1%
                                                                                           ------------      ----
Total Industrials...............................................................            490,996,132      23.4%
                                                                                           ------------      ----
Information Technology -- (8.7%)
     Acal P.L.C.................................................................   202,289      915,519       0.0%
     Anite P.L.C................................................................ 1,594,185    2,072,162       0.1%
     Aveva Group P.L.C..........................................................   198,453    5,135,177       0.2%
     Computacenter P.L.C........................................................   382,680    4,108,800       0.2%
     CSR P.L.C..................................................................   916,815   12,359,031       0.6%
     Domino Printing Sciences P.L.C.............................................   529,876    7,434,022       0.4%
     E2V Technologies P.L.C.....................................................   680,727    2,425,496       0.1%
     Electrocomponents P.L.C.................................................... 2,171,709    8,023,755       0.4%
     Fidessa Group P.L.C........................................................   165,096    5,635,853       0.3%
*    Filtronic P.L.C............................................................     4,262          803       0.0%
     Halma P.L.C................................................................ 1,965,372   21,404,612       1.0%
#*   Imagination Technologies Group P.L.C....................................... 1,162,887    3,495,028       0.2%
#    Innovation Group P.L.C..................................................... 5,025,636    2,192,657       0.1%
     Laird P.L.C................................................................ 1,383,372    7,607,641       0.4%
     Micro Focus International P.L.C............................................   671,015   12,915,112       0.6%
     Moneysupermarket.com Group P.L.C........................................... 1,871,032    8,017,456       0.4%
     NCC Group P.L.C............................................................   466,740    1,486,537       0.1%
     Oxford Instruments P.L.C...................................................   184,343    2,624,327       0.1%
     Pace P.L.C................................................................. 1,453,325    9,214,332       0.4%
     Phoenix IT Group P.L.C.....................................................   197,611      377,557       0.0%
     Playtech P.L.C.............................................................   926,217   11,635,852       0.6%
     Premier Farnell P.L.C...................................................... 2,086,501    6,088,209       0.3%
     Renishaw P.L.C.............................................................   181,974    6,978,930       0.3%
     RM P.L.C...................................................................   318,504      686,713       0.0%
     SDL P.L.C..................................................................   365,635    2,612,051       0.1%
     Sepura P.L.C...............................................................   233,614      468,994       0.0%
     Spectris P.L.C.............................................................   615,718   20,235,948       1.0%
     Spirent Communications P.L.C............................................... 2,783,961    3,726,891       0.2%
#    Telecity Group P.L.C....................................................... 1,011,062   13,714,491       0.6%
     TT electronics P.L.C.......................................................   812,537    1,662,151       0.1%
     Xaar P.L.C.................................................................   285,242    1,919,660       0.1%
     Xchanging P.L.C............................................................ 1,317,646    2,464,367       0.1%
                                                                                           ------------      ----
Total Information Technology....................................................            189,640,134       9.0%
                                                                                           ------------      ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
Materials -- (7.6%)............................................................    518,658 $  2,300,255       0.1%
    Acacia Mining P.L.C........................................................  1,291,364    7,171,488       0.3%
    Alent P.L.C................................................................    134,694    1,433,474       0.1%
    British Polythene Industries P.L.C.........................................    213,640      442,146       0.0%
    Carclo P.L.C...............................................................  5,510,940    5,382,342       0.3%
    Centamin P.L.C.............................................................    447,752   19,430,956       0.9%
    Croda International P.L.C..................................................  4,938,232   26,404,486       1.3%
    DS Smith P.L.C.............................................................  2,320,986   10,800,833       0.5%
    Elementis P.L.C............................................................  1,327,499   19,486,754       0.9%
    Essentra P.L.C.............................................................  1,089,075    3,162,794       0.1%
    Evraz P.L.C................................................................    922,725    1,106,052       0.1%
*   Ferrexpo P.L.C.............................................................    546,319    1,168,103       0.1%
    Hill & Smith Holdings P.L.C................................................    420,222    4,479,444       0.2%
#*  Hochschild Mining P.L.C....................................................    678,005    1,016,958       0.0%
*   International Ferro Metals, Ltd............................................    447,220       20,809       0.0%
#*  KAZ Minerals P.L.C.........................................................  1,031,458    4,102,155       0.2%
#*  Lonmin P.L.C...............................................................  2,126,996    4,701,804       0.2%
    Low & Bonar P.L.C..........................................................  1,093,810    1,037,800       0.0%
    Marshalls P.L.C............................................................    965,281    4,012,559       0.2%
#*  Petra Diamonds, Ltd........................................................  1,551,908    3,722,077       0.2%
#*  Petropavlovsk P.L.C........................................................ 14,546,334    1,409,047       0.1%
    Rexam P.L.C................................................................    861,780    7,648,968       0.4%
    RPC Group P.L.C............................................................  1,201,915   11,046,125       0.5%
    Synthomer P.L.C............................................................  1,234,754    6,044,549       0.3%
#   Vedanta Resources P.L.C....................................................    464,354    4,459,987       0.2%
    Victrex P.L.C..............................................................    395,864   11,981,465       0.6%
#   Zotefoams P.L.C............................................................     93,537      411,850       0.0%
                                                                                           ------------       ---
Total Materials................................................................             164,385,280       7.8%
                                                                                           ------------       ---
Telecommunication Services -- (3.3%)
    Cable & Wireless Communications P.L.C...................................... 13,842,085   14,268,864       0.7%
#*  Colt Group SA..............................................................  1,487,618    3,400,516       0.2%
    Inmarsat P.L.C.............................................................  2,217,438   34,145,358       1.6%
    Kcom Group P.L.C...........................................................  3,069,403    4,315,161       0.2%
#   TalkTalk Telecom Group P.L.C...............................................  2,611,397   14,598,487       0.7%
                                                                                           ------------       ---
Total Telecommunication Services...............................................              70,728,386       3.4%
                                                                                           ------------       ---
Utilities -- (1.9%)
    Dee Valley Group P.L.C.....................................................     12,109      234,912       0.0%
    Drax Group P.L.C...........................................................  2,075,260   12,679,436       0.6%
    Pennon Group P.L.C.........................................................  2,002,765   26,285,374       1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
Utilities -- (Continued)
    Telecom Plus P.L.C.........................................................   186,307 $    2,188,288        0.1%
                                                                                          --------------      -----
Total Utilities................................................................               41,388,010        2.0%
                                                                                          --------------      -----
TOTAL COMMON STOCKS............................................................            2,077,876,715       99.1%
                                                                                          --------------      -----

                                                                                             VALUE+
                                                                                          --------------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@ DFA Short Term Investment Fund............................................ 8,175,108     94,585,996        4.5%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,615,524,137)............................           $2,172,462,711      103.6%
                                                                                          ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary.....       -- $  532,218,034   --    $  532,218,034
    Consumer Staples...........       --    105,420,675   --       105,420,675
    Energy.....................       --     91,211,015   --        91,211,015
    Financials.................       --    322,291,540   --       322,291,540
    Health Care................ $554,268     69,043,241   --        69,597,509
    Industrials................       --    490,996,132   --       490,996,132
    Information Technology.....       --    189,640,134   --       189,640,134
    Materials..................       --    164,385,280   --       164,385,280
    Telecommunication Services.       --     70,728,386   --        70,728,386
    Utilities..................       --     41,388,010   --        41,388,010
 Securities Lending Collateral.       --     94,585,996   --        94,585,996
                                -------- --------------   --    --------------
 TOTAL......................... $554,268 $2,171,908,443   --    $2,172,462,711
                                ======== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
COMMON STOCKS -- (86.4%)
AUSTRALIA -- (0.0%)
*   Oberbank AG................................................................   2,448 $   141,148       0.0%
                                                                                        -----------       ---
AUSTRIA -- (2.1%)
*   A-TEC Industries AG........................................................  21,828          --       0.0%
    Agrana Beteiligungs AG.....................................................  16,785   1,527,062       0.0%
    AMAG Austria Metall AG.....................................................   3,265     117,179       0.0%
    Atrium European Real Estate, Ltd........................................... 593,863   2,914,627       0.1%
    Austria Technologie & Systemtechnik AG..................................... 154,803   2,457,698       0.1%
    BUWOG AG...................................................................  69,261   1,400,381       0.0%
    CA Immobilien Anlagen AG................................................... 124,466   2,258,797       0.1%
#   Conwert Immobilien Invest SE............................................... 305,933   3,867,632       0.1%
    DO & CO AG.................................................................  25,483   1,884,695       0.1%
    EVN AG..................................................................... 199,009   2,264,588       0.1%
    Flughafen Wien AG..........................................................  11,939   1,076,613       0.0%
*   IMMOFINANZ AG..............................................................  15,360      46,207       0.0%
    Josef Manner & Co. AG......................................................     870      45,587       0.0%
*   Kapsch TrafficCom AG.......................................................  30,685     688,643       0.0%
#   Lenzing AG.................................................................  50,146   3,416,698       0.1%
    Mayr Melnhof Karton AG.....................................................  48,456   5,621,246       0.2%
    Oberbank AG................................................................  36,728   2,117,466       0.1%
#   Oesterreichische Post AG................................................... 182,789   8,894,486       0.2%
    Palfinger AG...............................................................  74,904   2,252,464       0.1%
    POLYTEC Holding AG.........................................................  90,721     767,364       0.0%
#   Porr AG....................................................................  21,514   1,277,803       0.0%
#   Raiffeisen Bank International AG........................................... 231,034   3,835,247       0.1%
    RHI AG..................................................................... 124,996   3,582,567       0.1%
    Rosenbauer International AG................................................  18,332   1,747,826       0.1%
    S IMMO AG.................................................................. 308,031   2,881,490       0.1%
    Schoeller-Bleckmann Oilfield Equipment AG..................................  52,123   3,674,510       0.1%
#   Semperit AG Holding........................................................  67,794   3,100,119       0.1%
    Strabag SE.................................................................  99,312   2,316,344       0.1%
    UBM Realitaetenentwicklung AG..............................................     314      14,022       0.0%
    UNIQA Insurance Group AG................................................... 537,993   5,284,810       0.1%
    Wienerberger AG............................................................ 552,075   8,972,042       0.2%
#*  Wolford AG.................................................................  11,252     302,813       0.0%
    Zumtobel Group AG.......................................................... 163,111   4,461,635       0.1%
                                                                                        -----------       ---
TOTAL AUSTRIA..................................................................          85,070,661       2.4%
                                                                                        -----------       ---
BELGIUM -- (3.1%)
*   Ablynx NV.................................................................. 295,235   3,256,200       0.1%
    Ackermans & van Haaren NV.................................................. 134,383  16,423,619       0.5%
*   AGFA-Gevaert NV............................................................ 965,465   2,418,766       0.1%
#   Atenor Group...............................................................   5,979     287,501       0.0%
    Banque Nationale de Belgique...............................................     986   3,680,787       0.1%
    Barco NV...................................................................  65,535   4,430,048       0.1%
*   BHF Kleinwort Benson Group................................................. 327,402   1,563,096       0.0%
    Cie d'Entreprises CFE......................................................  48,353   5,231,730       0.2%
    Cie Immobiliere de Belgique SA.............................................  14,373     838,037       0.0%
    Cie Maritime Belge SA......................................................  63,930     893,337       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA...............................     111     308,684       0.0%
    D'ieteren SA............................................................... 125,779   4,905,975       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
BELGIUM -- (Continued).........................................................
    Deceuninck NV..............................................................   358,205 $    780,776       0.0%
#   Econocom Group SA..........................................................   343,333    3,002,622       0.1%
    Elia System Operator SA....................................................   169,789    7,534,473       0.2%
#*  Euronav NV.................................................................   572,017    7,871,499       0.2%
    EVS Broadcast Equipment SA.................................................    74,156    2,900,009       0.1%
    Exmar NV...................................................................   174,456    1,838,590       0.1%
#   Fagron.....................................................................   124,526    5,504,039       0.2%
    Gimv NV....................................................................    14,240      663,700       0.0%
*   Hamon & CIE SA.............................................................     4,508       50,867       0.0%
*   Ion Beam Applications......................................................   111,983    2,781,816       0.1%
    Jensen-Group NV............................................................    13,482      308,351       0.0%
    Kinepolis Group NV.........................................................    94,699    3,670,935       0.1%
#   Lotus Bakeries.............................................................     1,441    2,029,704       0.1%
#*  MDxHealth..................................................................   180,487    1,009,265       0.0%
    Melexis NV.................................................................   112,598    6,951,260       0.2%
*   Mobistar SA................................................................   167,280    3,181,403       0.1%
#   NV Bekaert SA..............................................................   183,930    5,343,554       0.2%
*   Nyrstar NV................................................................. 1,704,363    6,702,530       0.2%
*   Option NV..................................................................   131,335       45,488       0.0%
    Picanol....................................................................    28,800    1,384,711       0.0%
*   RealDolmen.................................................................     8,137      163,970       0.0%
*   RealDolmen NV..............................................................       120            5       0.0%
    Recticel SA................................................................   110,999      528,314       0.0%
*   Rentabiliweb Group.........................................................    18,045      125,166       0.0%
#   Resilux....................................................................     5,006      885,879       0.0%
*   Roularta Media Group NV....................................................    10,263      168,625       0.0%
    Sioen Industries NV........................................................    50,430      826,235       0.0%
    Sipef SA...................................................................    29,613    1,687,103       0.1%
#   TER Beke SA................................................................     2,260      187,479       0.0%
#*  Tessenderlo Chemie NV......................................................   190,301    6,263,577       0.2%
#*  ThromboGenics NV...........................................................   159,152      952,311       0.0%
#   Umicore SA.................................................................    16,482      819,265       0.0%
#   Van de Velde NV............................................................    36,017    2,151,617       0.1%
*   Viohalco SA................................................................   583,796    1,738,281       0.1%
                                                                                          ------------       ---
TOTAL BELGIUM..................................................................            124,291,199       3.6%
                                                                                          ------------       ---
DENMARK -- (4.2%)
    ALK-Abello A.S.............................................................    30,494    3,610,642       0.1%
#   Alm Brand A.S..............................................................   468,716    3,073,559       0.1%
#   Ambu A.S. Class B..........................................................   122,859    3,222,753       0.1%
    Arkil Holding A.S. Class B.................................................       504       80,951       0.0%
*   Auriga Industries A.S. Class B.............................................    93,653    4,505,740       0.1%
#*  Bang & Olufsen A.S.........................................................   167,328    1,504,648       0.1%
    BankNordik.................................................................     1,753       31,032       0.0%
*   Bavarian Nordic A.S........................................................   139,707    6,546,761       0.2%
    Brodrene Hartmann A.S......................................................    13,519      485,383       0.0%
#*  D/S Norden A.S.............................................................   125,261    2,513,170       0.1%
    Dfds A.S...................................................................    30,536    3,417,014       0.1%
    Djurslands Bank A.S........................................................     8,970      337,443       0.0%
    FE Bording A.S.............................................................       426       57,758       0.0%
#   FLSmidth & Co. A.S.........................................................   260,041   11,109,192       0.3%
    Fluegger A.S. Class B......................................................     4,198      246,159       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
DENMARK -- (Continued)
*   Genmab A.S.................................................................   217,338 $ 16,735,281       0.5%
    GN Store Nord A.S..........................................................   826,732   17,848,732       0.5%
*   GPV Industri A.S. Series B.................................................     2,200           --       0.0%
#*  Greentech Energy Systems A.S...............................................    12,775       14,765       0.0%
    Gronlandsbanken A.S........................................................     1,125      105,250       0.0%
*   H Lundbeck A.S.............................................................   192,994    3,753,925       0.1%
*   H+H International A.S. Class B.............................................    40,093      321,830       0.0%
    Harboes Bryggeri A.S. Class B..............................................    16,516      261,548       0.0%
    IC Group A.S...............................................................    38,440    1,029,662       0.0%
*   Jeudan A.S.................................................................     4,782      470,601       0.0%
*   Jyske Bank A.S.............................................................   155,883    7,633,412       0.2%
    Lan & Spar Bank............................................................     4,981      325,593       0.0%
    NKT Holding A.S............................................................   120,172    7,626,117       0.2%
    Nordjyske Bank A.S.........................................................    24,950      408,591       0.0%
*   Parken Sport & Entertainment A.S...........................................    33,556      292,282       0.0%
    PER Aarsleff A.S. Class B..................................................    10,732    3,012,031       0.1%
    Ringkjoebing Landbobank A.S................................................    23,127    5,171,696       0.2%
    Roblon A.S. Class B........................................................     2,700      133,282       0.0%
    Rockwool International A.S. Class B........................................    29,610    3,923,116       0.1%
    Royal Unibrew A.S..........................................................    45,572    8,724,199       0.3%
    RTX A.S....................................................................    29,629      364,771       0.0%
*   Santa Fe Group A.S.........................................................    67,465      699,275       0.0%
    Schouw & Co................................................................    71,589    3,669,096       0.1%
    SimCorp A.S................................................................   209,269    7,228,304       0.2%
    Solar A.S. Class B.........................................................    26,813    1,317,548       0.1%
    Spar Nord Bank A.S.........................................................   360,413    3,894,488       0.1%
    Sydbank A.S................................................................   351,217   13,184,016       0.4%
    Tivoli A.S.................................................................       937      521,514       0.0%
#*  TK Development A.S.........................................................   547,584      757,543       0.0%
*   Topdanmark A.S.............................................................   491,266   14,734,245       0.4%
*   Topsil Semiconductor Matls.................................................   886,257       59,873       0.0%
#   United International Enterprises...........................................    10,218    1,799,335       0.1%
    Vestas Wind Systems A.S....................................................    19,336      877,032       0.0%
#*  Vestjysk Bank A.S..........................................................    53,413       80,989       0.0%
*   Zealand Pharma A.S.........................................................    56,474      778,256       0.0%
                                                                                          ------------       ---
TOTAL DENMARK..................................................................            168,500,403       4.8%
                                                                                          ------------       ---
FINLAND -- (6.3%)
    Afarak Group Oyj...........................................................   102,089       45,637       0.0%
    Ahlstrom Oyj...............................................................    46,794      404,409       0.0%
    Aktia Bank Oyj.............................................................    57,130      699,661       0.0%
    Alandsbanken Abp Class B...................................................    21,354      384,100       0.0%
    Alma Media Oyj.............................................................   268,739      885,080       0.0%
    Amer Sports Oyj............................................................   641,324   16,049,773       0.5%
    Apetit Oyj.................................................................    18,766      287,009       0.0%
#   Aspo Oyj...................................................................    92,762      707,030       0.0%
#   Atria Oyj..................................................................    44,898      463,030       0.0%
    BasWare Oyj................................................................    43,305    1,982,339       0.1%
*   Biotie Therapies Oyj....................................................... 1,328,788      235,894       0.0%
    Cargotec Oyj...............................................................   230,319    9,285,459       0.3%
    Caverion Corp..............................................................   522,975    5,150,107       0.2%
    Citycon Oyj................................................................ 1,437,440    4,647,804       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
FINLAND -- (Continued)
    Comptel Oyj................................................................   326,527 $   406,421       0.0%
#   Cramo Oyj..................................................................   185,070   3,438,944       0.1%
    Digia Oyj..................................................................    48,912     218,180       0.0%
#   Elektrobit Oyj.............................................................   355,564   1,572,704       0.0%
    Elisa Oyj..................................................................   734,075  22,488,593       0.7%
    F-Secure Oyj...............................................................   524,454   1,666,650       0.1%
*   Finnair Oyj................................................................   413,220   1,370,082       0.0%
*   Finnlines Oyj..............................................................   120,809   2,159,808       0.1%
#   Fiskars Oyj Abp............................................................   190,312   3,856,406       0.1%
*   GeoSentric Oyj.............................................................   244,900          --       0.0%
    Glaston Oyj Abp............................................................    46,084      26,840       0.0%
#   HKScan Oyj Class A.........................................................   142,670     787,027       0.0%
#   Huhtamaki Oyj..............................................................   457,047  14,610,757       0.4%
    Ilkka-Yhtyma Oyj...........................................................    61,503     165,370       0.0%
#   Kemira Oyj.................................................................   627,415   7,345,466       0.2%
#   Kesko Oyj Class A..........................................................       667      25,416       0.0%
    Kesko Oyj Class B..........................................................   335,156  13,694,069       0.4%
    Konecranes Oyj.............................................................   251,588   8,156,984       0.2%
#   Lassila & Tikanoja Oyj.....................................................   171,857   3,363,319       0.1%
*   Lemminkainen Oyj...........................................................    30,098     368,770       0.0%
    Metsa Board Oyj............................................................ 1,498,878   8,856,149       0.3%
    Metso Oyj..................................................................   435,774  12,387,477       0.4%
#   Munksjo Oyj................................................................    24,345     283,808       0.0%
    Neste Oil Oyj..............................................................   427,760  11,634,231       0.3%
#   Nokian Renkaat Oyj.........................................................   613,904  19,949,439       0.6%
    Okmetic Oyj................................................................    66,625     543,602       0.0%
    Olvi Oyj Class A...........................................................    68,347   1,943,242       0.1%
*   Oriola-KD Oyj Class A......................................................     6,054      27,347       0.0%
*   Oriola-KD Oyj Class B......................................................   628,439   2,835,764       0.1%
#   Orion Oyj Class A..........................................................   126,645   4,087,558       0.1%
    Orion Oyj Class B..........................................................   409,240  13,381,757       0.4%
#*  Outokumpu Oyj.............................................................. 1,055,895   6,370,894       0.2%
#   Outotec Oyj................................................................   674,728   4,714,280       0.1%
    PKC Group Oyj..............................................................   110,946   2,418,837       0.1%
    Ponsse Oy..................................................................    45,516     764,714       0.0%
#*  Poyry Oyj..................................................................   188,253     671,919       0.0%
    Raisio Oyj Class V.........................................................   548,453   2,444,109       0.1%
    Ramirent Oyj...............................................................   336,343   2,584,878       0.1%
    Rapala VMC Oyj.............................................................   109,543     620,658       0.0%
    Revenio Group Oyj..........................................................    23,248     525,117       0.0%
#   Saga Furs Oyj..............................................................    10,953     324,333       0.0%
#   Sanoma Oyj.................................................................   368,215   1,939,520       0.1%
    SRV Group Oyj..............................................................     9,181      37,377       0.0%
*   Stockmann Oyj Abp(5462371).................................................    42,474     333,791       0.0%
#*  Stockmann Oyj Abp(5462393).................................................   134,490   1,070,907       0.0%
#   Technopolis Oyj............................................................   562,359   2,580,641       0.1%
#   Teleste Oyj................................................................    51,802     410,114       0.0%
    Tieto Oyj..................................................................   295,694   7,090,846       0.2%
    Tikkurila Oyj..............................................................   190,569   3,924,996       0.1%
    Uponor Oyj.................................................................   283,661   4,368,313       0.1%
    Vaisala Oyj Class A........................................................    43,844   1,176,224       0.0%
    Valmet OYJ.................................................................   143,067   1,658,056       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
FINLAND -- (Continued)
    Viking Line Abp............................................................    10,366 $    196,639       0.0%
#   YIT Oyj....................................................................   484,437    3,419,307       0.1%
                                                                                          ------------       ---
TOTAL FINLAND..................................................................            252,525,982       7.3%
                                                                                          ------------       ---
FRANCE -- (10.4%)
    ABC Arbitrage..............................................................    24,398      136,628       0.0%
    Actia Group................................................................    48,398      354,144       0.0%
#*  Air France-KLM............................................................. 1,111,495    9,582,056       0.3%
    Akka Technologies SA.......................................................    46,502    1,455,909       0.1%
    Albioma SA.................................................................    99,556    2,078,289       0.1%
    Altamir....................................................................    78,941    1,005,094       0.0%
    Alten SA...................................................................   133,207    6,502,188       0.2%
    Altran Technologies SA.....................................................   758,536    8,259,019       0.2%
    April SA...................................................................    74,473    1,063,242       0.0%
#*  Archos.....................................................................   111,720      273,829       0.0%
    Arkema SA..................................................................    91,930    7,397,902       0.2%
    Assystem...................................................................    63,007    1,373,120       0.0%
    Aubay......................................................................    22,472      325,807       0.0%
    Audika Groupe..............................................................    22,298      442,461       0.0%
    Aurea SA...................................................................     2,850       18,677       0.0%
    Axway Software SA..........................................................    28,746      649,604       0.0%
    Bastide le Confort Medical.................................................     8,920      183,073       0.0%
#   Beneteau SA................................................................   200,368    3,141,780       0.1%
    BioMerieux.................................................................    70,634    7,620,101       0.2%
    Boiron SA..................................................................    37,494    4,175,818       0.1%
    Bollore SA................................................................. 1,042,369    5,957,186       0.2%
    Bonduelle S.C.A............................................................    75,204    2,088,333       0.1%
#   Bongrain SA................................................................    33,142    2,175,583       0.1%
    Burelle SA.................................................................     3,739    2,658,821       0.1%
#   Catering International Services............................................    14,124      324,207       0.0%
*   Cegedim SA.................................................................    21,041      778,461       0.0%
    Cegid Group................................................................    26,413    1,157,430       0.0%
#*  CGG SA.....................................................................   440,488    3,120,028       0.1%
#*  Chargeurs SA...............................................................    91,724      731,327       0.0%
    Cie des Alpes..............................................................    38,937      744,456       0.0%
*   Derichebourg SA............................................................   530,525    1,656,080       0.1%
#   Devoteam SA................................................................    26,531      709,101       0.0%
    Eiffage SA.................................................................   101,764    6,205,807       0.2%
    Electricite de Strasbourg SA...............................................    21,168    2,699,183       0.1%
#*  Eramet.....................................................................    27,915    2,296,308       0.1%
#*  Esso SA Francaise..........................................................    14,431      771,376       0.0%
*   Etablissements Maurel et Prom..............................................   415,136    3,885,337       0.1%
    Euler Hermes Group.........................................................    49,549    5,416,767       0.2%
    Eurofins Scientific SE.....................................................    46,767   13,173,549       0.4%
    Exel Industries Class A....................................................    10,330      500,876       0.0%
    Faiveley Transport SA......................................................    34,183    2,157,757       0.1%
    Faurecia...................................................................   275,868   13,076,913       0.4%
    Fimalac....................................................................    30,457    3,005,736       0.1%
    Fleury Michon SA...........................................................     5,962      356,265       0.0%
*   GameLoft SE................................................................   305,202    1,613,851       0.1%
    Gaumont SA.................................................................    13,521      690,605       0.0%
    Gaztransport Et Technigaz SA...............................................    11,013      659,018       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
FRANCE -- (Continued)
    GEA........................................................................   2,433 $   207,344       0.0%
#*  GECI International.........................................................  59,392          --       0.0%
    Gevelot SA.................................................................   3,466     504,888       0.0%
    GFI Informatique SA........................................................     868       5,927       0.0%
    GL Events..................................................................  46,718   1,016,927       0.0%
    Groupe Crit................................................................  23,459   1,260,699       0.0%
    Groupe Eurotunnel SE.......................................................  47,205     756,817       0.0%
    Groupe Flo.................................................................  35,997     107,093       0.0%
*   Groupe Fnac................................................................  30,317   1,823,786       0.1%
#   Groupe Gorge...............................................................  20,272     545,016       0.0%
*   Groupe Open................................................................  26,685     345,022       0.0%
    Guerbet....................................................................  31,641   1,343,595       0.0%
    Haulotte Group SA..........................................................  69,702   1,353,792       0.0%
#*  Hi-Media SA................................................................ 270,385     680,068       0.0%
    Ingenico...................................................................  32,342   4,058,033       0.1%
    Interparfums SA............................................................  44,048   1,515,959       0.1%
    Ipsen SA................................................................... 169,610   9,740,361       0.3%
    IPSOS...................................................................... 154,507   4,557,884       0.1%
    Jacquet Metal Service......................................................  64,275   1,363,450       0.0%
    Korian-Medica.............................................................. 187,826   6,408,684       0.2%
    Lagardere SCA.............................................................. 610,002  19,581,595       0.6%
    Lanson-BCC.................................................................   8,795     345,547       0.0%
    Laurent-Perrier............................................................  12,372   1,166,491       0.0%
#*  Le Noble Age...............................................................  20,441     431,254       0.0%
    Lectra..................................................................... 114,150   1,629,803       0.1%
    Linedata Services..........................................................   2,105      57,346       0.0%
    LISI.......................................................................  90,897   2,805,386       0.1%
    Maisons France Confort SA..................................................  15,298     549,739       0.0%
*   Manitou BF SA..............................................................  48,399     938,836       0.0%
    Manutan International......................................................  14,076     726,956       0.0%
    Mersen.....................................................................  70,493   1,926,371       0.1%
#*  METabolic EXplorer SA...................................................... 125,599     693,066       0.0%
    Metropole Television SA.................................................... 289,948   6,051,454       0.2%
    MGI Coutier................................................................  48,225     686,737       0.0%
#   Montupet...................................................................  36,225   2,553,137       0.1%
#   Mr Bricolage...............................................................  30,731     441,161       0.0%
#   Naturex....................................................................  29,622   1,978,550       0.1%
    Neopost SA................................................................. 173,646   8,361,310       0.2%
#*  Nexans SA.................................................................. 166,651   6,530,385       0.2%
    Nexity SA.................................................................. 142,873   6,274,469       0.2%
    NextRadioTV................................................................  27,685     863,736       0.0%
    Norbert Dentressangle SA...................................................  20,301   4,937,651       0.2%
#*  NRJ Group..................................................................  70,145     589,867       0.0%
    Oeneo SA...................................................................  53,739     318,037       0.0%
#*  Onxeo SA...................................................................  48,958     300,203       0.0%
#*  Orco Property Group SA..................................................... 167,788      67,738       0.0%
    Orpea...................................................................... 195,864  12,901,987       0.4%
    Paris Orleans SA...........................................................   4,421     112,249       0.0%
*   Parrot SA..................................................................  46,115   1,216,425       0.0%
*   Pierre & Vacances SA.......................................................  25,491     809,762       0.0%
    Plastic Omnium SA.......................................................... 314,250   8,750,739       0.3%
    PSB Industries SA..........................................................   8,161     444,765       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
FRANCE -- (Continued)
    Rallye SA..................................................................   115,977 $  4,332,529       0.1%
#*  Recylex SA.................................................................    83,164      197,517       0.0%
    Robertet SA................................................................     3,063      691,905       0.0%
#   Rubis SCA..................................................................   183,377   12,459,355       0.4%
    Saft Groupe SA.............................................................   148,169    5,909,482       0.2%
    Samse SA...................................................................     8,068      967,085       0.0%
    Sartorius Stedim Biotech...................................................    17,594    4,483,490       0.1%
    SEB SA.....................................................................   116,297   10,769,509       0.3%
    Seche Environnement SA.....................................................    11,799      406,645       0.0%
*   Securidev SA...............................................................     2,500      103,926       0.0%
*   Sequana SA.................................................................   112,413      601,249       0.0%
    Societe d'Edition de Canal +...............................................   280,552    1,961,330       0.1%
#   Societe des Bains de Mer et du Cercle des Etrangers a Monaco...............    60,258    2,280,771       0.1%
    Societe Internationale de Plantations d'Heveas SA..........................     7,523      291,956       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA...........................     3,434      129,945       0.0%
    Societe pour l'Informatique Industrielle...................................    39,566      311,564       0.0%
#   Societe Television Francaise 1.............................................   602,110   10,523,467       0.3%
#*  SOITEC..................................................................... 1,147,080    1,089,754       0.0%
*   Solocal Group.............................................................. 5,109,939    2,855,840       0.1%
    Somfy SA...................................................................    21,025    6,348,053       0.2%
#   Sopra Steria Group.........................................................    69,780    6,162,990       0.2%
*   Spir Communication SA......................................................     4,687       71,424       0.0%
    Stallergenes SA............................................................    12,038      734,660       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA...................................    59,653      736,795       0.0%
    Stef SA....................................................................    28,166    1,738,945       0.1%
#*  Store Electronic...........................................................    12,202      156,854       0.0%
#   Sword Group................................................................    30,475      770,871       0.0%
    Synergie SA................................................................    70,320    1,767,413       0.1%
*   Technicolor SA............................................................. 1,457,048    9,885,408       0.3%
    Teleperformance............................................................   300,192   22,533,655       0.7%
    Tessi SA...................................................................     6,807      683,848       0.0%
    TFF Group..................................................................     4,849      468,091       0.0%
*   Theolia SA.................................................................   614,855      487,819       0.0%
#   Thermador Groupe...........................................................    12,626    1,111,368       0.0%
    Total Gabon................................................................     1,515      504,767       0.0%
    Touax SA...................................................................     4,773       80,578       0.0%
    Trigano SA.................................................................    46,610    1,674,153       0.1%
*   UBISOFT Entertainment......................................................   508,994    9,385,724       0.3%
    Union Financiere de France BQE SA..........................................    16,855      519,924       0.0%
    Vallourec SA...............................................................   163,984    3,866,876       0.1%
#*  Valneva SE.................................................................   218,939      956,110       0.0%
    Vetoquinol SA..............................................................    16,625      660,072       0.0%
    Vicat......................................................................    64,582    4,656,812       0.1%
    VIEL & Cie SA..............................................................   152,944      515,395       0.0%
#   Vilmorin & Cie SA..........................................................    26,220    2,193,625       0.1%
    Virbac SA..................................................................    21,608    5,623,722       0.2%
    VM Materiaux SA............................................................     6,914      187,688       0.0%
    Vranken-Pommery Monopole SA................................................    18,262      560,143       0.0%
                                                                                          ------------      ----
TOTAL FRANCE...................................................................            412,698,301      11.9%
                                                                                          ------------      ----
GERMANY -- (12.9%)
*   AAP Implantate AG..........................................................     1,361        3,864       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
GERMANY -- (Continued)
    Aareal Bank AG............................................................. 409,233 $17,601,805       0.5%
#   Adler Modemaerkte AG.......................................................  41,855     554,358       0.0%
*   ADVA Optical Networking SE................................................. 188,293   1,019,365       0.0%
#*  Air Berlin P.L.C........................................................... 167,708     233,325       0.0%
#*  Aixtron SE................................................................. 396,410   2,625,110       0.1%
*   Aligna AG.................................................................. 318,087          --       0.0%
    All for One Steeb AG.......................................................     519      26,014       0.0%
#   Allgeier SE................................................................  25,710     518,429       0.0%
    Amadeus Fire AG............................................................  25,142   2,037,775       0.1%
*   AS Creation Tapeten........................................................   7,109     214,382       0.0%
    Aurubis AG................................................................. 173,775  10,980,676       0.3%
*   Balda AG................................................................... 123,448     372,515       0.0%
    Basler AG..................................................................   2,453     141,349       0.0%
*   Bauer AG...................................................................  52,114     907,026       0.0%
    BayWa AG(5838057)..........................................................  69,874   2,620,082       0.1%
    BayWa AG(5838068)..........................................................     124       5,266       0.0%
    Bechtle AG.................................................................  77,626   5,685,085       0.2%
    Bertrandt AG...............................................................  23,558   3,110,143       0.1%
    Bijou Brigitte AG..........................................................  18,748   1,170,333       0.0%
#   Bilfinger SE............................................................... 224,500  11,211,870       0.3%
#   Biotest AG.................................................................  20,102   1,598,173       0.1%
*   BKN International AG.......................................................  33,408          --       0.0%
#   Borussia Dortmund GmbH & Co. KGaA.......................................... 397,467   1,524,254       0.1%
    CANCOM SE..................................................................  74,570   3,084,551       0.1%
    Carl Zeiss Meditec AG...................................................... 156,601   3,978,354       0.1%
    Celesio AG.................................................................  54,653   1,621,797       0.1%
    CENIT AG...................................................................  41,439     814,748       0.0%
    CENTROTEC Sustainable AG...................................................  41,865     668,507       0.0%
    Cewe Stiftung & Co. KGAA...................................................  30,523   1,986,481       0.1%
#   Comdirect Bank AG.......................................................... 173,523   1,841,246       0.1%
    CompuGroup Medical AG...................................................... 112,451   3,214,274       0.1%
*   Constantin Medien AG....................................................... 340,089     620,516       0.0%
    CropEnergies AG............................................................ 107,882     351,989       0.0%
#   CTS Eventim AG & Co. KGaA.................................................. 211,847   7,219,396       0.2%
#   Data Modul AG..............................................................  11,455     377,666       0.0%
    DEAG Deutsche Entertainment AG.............................................  10,617      70,319       0.0%
#   Delticom AG................................................................  25,140     562,947       0.0%
    Deutsche Annington Immobilien SE...........................................  25,111     842,858       0.0%
    Deutsche Beteiligungs AG...................................................  28,192     938,425       0.0%
    Deutsche Wohnen AG......................................................... 607,513  15,934,853       0.5%
    Deutz AG................................................................... 425,599   2,059,979       0.1%
*   Dialog Semiconductor P.L.C................................................. 338,103  15,244,681       0.4%
    DIC Asset AG...............................................................  13,115     132,100       0.0%
    DMG Mori Seiki AG.......................................................... 308,295  10,817,146       0.3%
    Dr Hoenle AG...............................................................  25,078     587,828       0.0%
#   Draegerwerk AG & Co. KGaA..................................................   7,725     677,473       0.0%
    Drillisch AG............................................................... 220,824  10,155,523       0.3%
    Duerr AG................................................................... 126,478  12,945,994       0.4%
    Eckert & Ziegler AG........................................................  17,297     409,394       0.0%
    Elmos Semiconductor AG.....................................................  53,117   1,019,068       0.0%
    ElringKlinger AG........................................................... 157,981   4,349,122       0.1%
    Erlus AG...................................................................   2,970     176,662       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
GERMANY -- (Continued)
#*  Euromicron AG..............................................................    32,612 $   379,447       0.0%
#*  Evotec AG.................................................................. 1,103,203   4,571,071       0.1%
    Fielmann AG................................................................    43,021   2,922,258       0.1%
*   First Sensor AG............................................................    19,888     229,882       0.0%
    Francotyp-Postalia Holding AG Class A......................................    53,729     275,690       0.0%
    Freenet AG.................................................................   638,935  20,695,198       0.6%
#   Fuchs Petrolub SE..........................................................   151,451   5,650,661       0.2%
#   Gerresheimer AG............................................................   159,109   9,005,045       0.3%
#   Gerry Weber International AG...............................................   131,165   4,287,216       0.1%
    Gesco AG...................................................................    14,489   1,189,561       0.0%
    GFK SE.....................................................................    73,939   2,829,263       0.1%
#   GFT Technologies AG........................................................    84,355   1,589,626       0.1%
    Grammer AG.................................................................    80,670   3,098,220       0.1%
    Grenkeleasing AG...........................................................    31,630   4,215,330       0.1%
*   H&R AG.....................................................................    49,117     428,738       0.0%
    Hamburger Hafen und Logistik AG............................................   120,155   2,650,125       0.1%
#*  Heidelberger Druckmaschinen AG............................................. 1,385,127   3,714,234       0.1%
    Highlight Communications AG................................................    94,846     442,779       0.0%
#   Homag Group AG.............................................................    27,126   1,065,506       0.0%
    Hornbach Baumarkt AG.......................................................     8,156     334,943       0.0%
    Indus Holding AG...........................................................   128,352   6,714,024       0.2%
#   Init Innovation In Traffic Systems AG......................................    20,102     529,794       0.0%
    Isra Vision AG.............................................................    16,451   1,076,235       0.0%
    Jenoptik AG................................................................   230,137   2,774,621       0.1%
*   Joyou AG...................................................................    19,317      89,085       0.0%
*   Kampa AG...................................................................     7,101         128       0.0%
    KION Group AG..............................................................   173,965   7,717,936       0.2%
*   Kloeckner & Co. SE.........................................................   503,288   4,814,345       0.1%
*   Koenig & Bauer AG..........................................................    63,239   1,468,713       0.1%
*   Kontron AG.................................................................   257,780   1,454,893       0.1%
    Krones AG..................................................................    71,264   7,864,785       0.2%
    KSB AG.....................................................................     3,466   1,776,153       0.1%
#   KUKA AG....................................................................   132,997   9,448,289       0.3%
    KWS Saat SE................................................................    15,949   4,813,544       0.1%
    LANXESS AG.................................................................   291,702  15,569,479       0.5%
    LEG Immobilien AG..........................................................   154,275  11,969,770       0.4%
    Leifheit AG................................................................    12,090     651,423       0.0%
#   Leoni AG...................................................................   165,624  10,606,668       0.3%
#   LPKF Laser & Electronics AG................................................   112,621   1,320,278       0.0%
#*  Manz AG....................................................................    14,979   1,442,836       0.0%
*   MasterFlex SE..............................................................    19,347     152,492       0.0%
*   Mediclin AG................................................................   112,901     445,401       0.0%
#*  Medigene AG................................................................    49,009     604,466       0.0%
    MLP AG.....................................................................   215,215     919,940       0.0%
#   Mobotix AG.................................................................    13,963     184,246       0.0%
    MTU Aero Engines AG........................................................   239,900  23,583,738       0.7%
    Muehlbauer Holding AG......................................................    14,905     315,433       0.0%
    MVV Energie AG.............................................................    81,261   2,094,435       0.1%
    Nemetschek AG..............................................................    25,133   3,267,250       0.1%
    Nexus AG...................................................................    48,934     967,102       0.0%
*   Nordex SE..................................................................   291,682   6,243,051       0.2%
    Norma Group SE.............................................................   165,564   8,794,371       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
GERMANY -- (Continued)
#   OHB SE.....................................................................  34,489 $   762,038       0.0%
    Osram Licht AG............................................................. 173,532   9,142,335       0.3%
*   Patrizia Immobilien AG..................................................... 183,942   3,623,347       0.1%
    Pfeiffer Vacuum Technology AG..............................................  52,813   4,921,727       0.1%
#   PNE Wind AG................................................................ 367,537     903,612       0.0%
    Progress-Werk Oberkirch AG.................................................   7,571     348,211       0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie..  27,232     361,499       0.0%
#   Puma SE....................................................................   8,815   1,798,114       0.1%
*   PVA TePla AG...............................................................  46,019      98,322       0.0%
*   QIAGEN NV.................................................................. 135,791   3,265,151       0.1%
#   QSC AG..................................................................... 468,310     940,402       0.0%
#   R Stahl AG.................................................................  14,952     669,569       0.0%
#   Rational AG................................................................  13,346   4,703,534       0.1%
    Rheinmetall AG............................................................. 203,896  10,439,029       0.3%
    Rhoen Klinikum AG.......................................................... 253,548   7,019,524       0.2%
#   RIB Software AG............................................................  77,072   1,217,166       0.0%
#   SAF-Holland SA............................................................. 238,921   3,617,270       0.1%
    Salzgitter AG.............................................................. 186,190   6,351,078       0.2%
#   Schaltbau Holding AG.......................................................  24,963   1,477,199       0.1%
    Schloss Wachenheim AG......................................................   7,479     109,090       0.0%
*   SER Systems AG.............................................................   9,400          --       0.0%
#*  SGL Carbon SE.............................................................. 283,980   4,604,020       0.1%
    SHW AG.....................................................................  31,386   1,395,863       0.0%
#*  Singulus Technologies AG................................................... 267,898     222,448       0.0%
    Sixt SE....................................................................  78,535   3,760,641       0.1%
#*  SKW Stahl-Metallurgie Holding AG...........................................  28,224     192,857       0.0%
#*  SMA Solar Technology AG....................................................  52,421     778,209       0.0%
#*  SMT Scharf AG..............................................................  18,103     316,741       0.0%
    Softing AG.................................................................  21,576     340,852       0.0%
    Software AG................................................................ 308,168   8,896,432       0.3%
#*  Solarworld AG..............................................................     774      12,717       0.0%
    Stada Arzneimittel AG...................................................... 288,455  10,551,349       0.3%
    STRATEC Biomedical AG......................................................  26,333   1,316,364       0.0%
    Stroeer Media SE........................................................... 114,247   4,223,970       0.1%
#   Suedzucker AG.............................................................. 356,063   5,366,628       0.2%
#   Surteco SE.................................................................   4,975     145,226       0.0%
*   Suss Microtec AG........................................................... 105,674     643,013       0.0%
    Symrise AG.................................................................  38,642   2,342,995       0.1%
    Syzygy AG..................................................................  36,606     350,784       0.0%
#   TAG Immobilien AG.......................................................... 440,859   5,644,475       0.2%
#   Takkt AG................................................................... 151,395   2,758,231       0.1%
    Technotrans AG.............................................................  32,047     517,379       0.0%
*   Tom Tailor Holding AG...................................................... 105,452   1,303,476       0.0%
#   Tomorrow Focus AG.......................................................... 114,390     681,249       0.0%
    UMS United Medical Systems International AG................................   2,245       8,366       0.0%
    USU Software AG............................................................   3,377      57,329       0.0%
*   VERBIO Vereinigte BioEnergie AG............................................     796       1,949       0.0%
#   Vossloh AG.................................................................  52,719   3,317,625       0.1%
    VTG AG.....................................................................  80,128   1,841,233       0.1%
    Wacker Neuson SE........................................................... 126,658   3,250,985       0.1%
#   Washtec AG.................................................................   6,933     162,660       0.0%
    Wincor Nixdorf AG.......................................................... 158,021   5,981,196       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
GERMANY -- (Continued)
    XING AG....................................................................    11,824 $  1,953,741       0.1%
#   Zeal Network SE............................................................    29,564    1,607,625       0.1%
                                                                                          ------------      ----
TOTAL GERMANY..................................................................            512,431,658      14.8%
                                                                                          ------------      ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA........................................................     3,810           --       0.0%
*   Alysida SA.................................................................     2,376           --       0.0%
*   Atlantic Supermarkets SA...................................................    34,730           --       0.0%
*   Babis Vovos International Construction SA..................................    21,073           --       0.0%
*   Balafas SA.................................................................    15,200           --       0.0%
*   Elektroniki Athinon SA.....................................................     7,497          758       0.0%
*   Etma Rayon SA..............................................................    11,242           --       0.0%
*   Informatics SA.............................................................     3,778           --       0.0%
*   Ipirotiki Software & Publications SA.......................................    22,110           --       0.0%
*   Lan-Net SA.................................................................    12,688           --       0.0%
*   Neorion Holdings SA........................................................    14,991           --       0.0%
*   Promota Hellas SA..........................................................     8,860           --       0.0%
*   T Bank SA..................................................................   228,007           --       0.0%
*   Themeliodomi SA............................................................    37,422           --       0.0%
                                                                                          ------------      ----
TOTAL GREECE...................................................................                    758       0.0%
                                                                                          ------------      ----
IRELAND -- (2.1%)
    Aer Lingus Group P.L.C.....................................................   752,359    1,955,104       0.1%
    C&C Group P.L.C.(B010DT8)..................................................   399,607    1,614,920       0.1%
    C&C Group P.L.C.(B011Y09).................................................. 1,077,904    4,367,747       0.1%
    Datalex P.L.C..............................................................    11,523       22,256       0.0%
    Dragon Oil P.L.C...........................................................   922,249    8,677,853       0.3%
    FBD Holdings P.L.C.........................................................   125,728    1,392,635       0.0%
    Fyffes P.L.C...............................................................   573,832      773,905       0.0%
    Glanbia P.L.C.(0066950)....................................................   700,613   13,037,498       0.4%
    Glanbia P.L.C.(4058629)....................................................    83,878    1,554,513       0.0%
    IFG Group P.L.C............................................................   302,015      654,603       0.0%
*   Independent News & Media P.L.C............................................. 1,402,250      286,674       0.0%
    Irish Continental Group P.L.C.(BLP5857)....................................   361,886    1,619,723       0.1%
    Irish Continental Group P.L.C.(BLP59W1)....................................   234,200    1,047,206       0.0%
*   Kenmare Resources P.L.C.................................................... 4,546,361      253,360       0.0%
    Kingspan Group P.L.C.......................................................   580,389   11,515,007       0.3%
    Paddy Power P.L.C.(0258810)................................................   175,221   15,624,789       0.5%
    Paddy Power P.L.C.(4828974)................................................    12,291    1,098,831       0.0%
    Smurfit Kappa Group P.L.C..................................................   546,377   16,728,135       0.5%
                                                                                          ------------      ----
TOTAL IRELAND..................................................................             82,224,759       2.4%
                                                                                          ------------      ----
ISRAEL -- (2.0%)
*   Africa Israel Investments, Ltd.............................................   603,896      566,422       0.0%
    Africa Israel Properties, Ltd..............................................    72,055    1,114,235       0.0%
    Africa Israel Residences, Ltd..............................................       594        8,611       0.0%
*   Airport City, Ltd..........................................................   155,217    1,637,051       0.1%
*   AL-ROV Israel, Ltd.........................................................    18,111      533,408       0.0%
    Albaad Massuot Yitzhak, Ltd................................................       370        6,273       0.0%
#*  Allot Communications, Ltd..................................................   103,066      900,892       0.0%
*   Alon Blue Square Israel, Ltd...............................................    76,012      182,916       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
ISRAEL -- (Continued)
*   Alrov Properties and Lodgings, Ltd.........................................    12,098 $  236,997       0.0%
    Amot Investments, Ltd......................................................   387,692  1,309,346       0.1%
    Arad, Ltd..................................................................     1,053      8,694       0.0%
*   AudioCodes, Ltd............................................................   163,675    745,180       0.0%
#   Avgol Industries 1953, Ltd.................................................   407,132    397,374       0.0%
*   Azorim-Investment Development & Construction Co., Ltd......................   380,820    272,754       0.0%
    Bayside Land Corp..........................................................     2,902    955,721       0.0%
    Big Shopping Centers, Ltd..................................................     9,959    519,982       0.0%
*   BioLine RX, Ltd............................................................   596,298    113,928       0.0%
    Blue Square Real Estate, Ltd...............................................    14,900    555,895       0.0%
*   Brack Capital Properties NV................................................     2,454    160,333       0.0%
#*  Brainsway, Ltd.............................................................    39,554    332,884       0.0%
*   Cellcom Israel, Ltd........................................................   240,677  1,107,405       0.0%
#*  Ceragon Networks, Ltd......................................................    95,438    131,353       0.0%
#*  Clal Biotechnology Industries, Ltd.........................................   174,162    222,145       0.0%
*   Clal Insurance Enterprises Holdings, Ltd...................................    88,422  1,465,173       0.1%
    Cohen Development & Industrial Buildings, Ltd..............................     2,564     58,915       0.0%
*   Compugen, Ltd..............................................................   183,598  1,190,982       0.0%
    Delek Automotive Systems, Ltd..............................................   146,381  1,775,254       0.1%
    Delta-Galil Industries, Ltd................................................    45,852  1,430,272       0.1%
    Direct Insurance Financial Investments, Ltd................................    60,191    379,936       0.0%
*   El Al Israel Airlines......................................................    77,144     18,409       0.0%
    Elbit Systems, Ltd.........................................................    53,816  4,258,614       0.1%
    Electra, Ltd...............................................................     8,000    977,775       0.0%
    Elron Electronic Industries, Ltd...........................................    62,094    297,095       0.0%
*   Energix-Renewable Energies, Ltd............................................        --         --       0.0%
*   Equital, Ltd...............................................................     7,312    111,222       0.0%
*   Evogene, Ltd...............................................................    70,559    704,077       0.0%
*   EZchip Semiconductor, Ltd..................................................   135,475  2,656,480       0.1%
    First International Bank Of Israel, Ltd....................................   112,123  1,574,257       0.1%
    FMS Enterprises Migun, Ltd.................................................    10,227    177,005       0.0%
    Formula Systems 1985, Ltd..................................................    37,517  1,022,520       0.0%
    Fox Wizel, Ltd.............................................................    17,221    406,213       0.0%
    Frutarom Industries, Ltd...................................................   169,139  7,192,674       0.2%
*   Gilat Satellite Networks, Ltd..............................................    31,961    197,121       0.0%
    Golf & Co., Ltd............................................................    74,605    227,735       0.0%
*   Hadera Paper, Ltd..........................................................    10,176    192,421       0.0%
    Harel Insurance Investments & Financial Services, Ltd......................   462,997  2,162,914       0.1%
    Industrial Buildings Corp., Ltd............................................   356,888    391,373       0.0%
*   Israel Discount Bank, Ltd. Class A......................................... 2,298,828  4,038,383       0.1%
    Israel Land Development Co., Ltd. (The)....................................    22,310     91,353       0.0%
    Ituran Location and Control, Ltd...........................................    84,608  1,938,975       0.1%
*   Jerusalem Oil Exploration..................................................    41,987  1,603,591       0.1%
#*  Kamada, Ltd................................................................   119,151    541,700       0.0%
*   Kerur Holdings, Ltd........................................................     2,133     34,996       0.0%
    Maabarot Products, Ltd.....................................................    21,999    233,577       0.0%
    Magic Software Enterprises, Ltd............................................    91,003    587,253       0.0%
    Matrix IT, Ltd.............................................................   176,473    950,877       0.0%
    Maytronics, Ltd............................................................     6,672     17,930       0.0%
#*  Mazor Robotics, Ltd........................................................   180,104  1,190,923       0.0%
    Meitav DS Investments, Ltd.................................................    38,130    115,648       0.0%
    Melisron, Ltd..............................................................    51,096  1,959,210       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
ISRAEL -- (Continued)
    Menorah Mivtachim Holdings, Ltd............................................    116,610 $ 1,155,048       0.0%
    Migdal Insurance & Financial Holding, Ltd..................................  1,435,666   1,738,352       0.1%
    Mivtach Shamir Holdings, Ltd...............................................     22,547     516,565       0.0%
*   Naphtha Israel Petroleum Corp., Ltd........................................    158,384     894,989       0.0%
    Neto ME Holdings, Ltd......................................................      5,411     333,460       0.0%
*   Nitsba Holdings 1995, Ltd..................................................    129,651   2,197,123       0.1%
*   Nova Measuring Instruments, Ltd............................................    111,079   1,257,836       0.0%
#*  Oil Refineries, Ltd........................................................  5,094,778   1,820,438       0.1%
    Osem Investments, Ltd......................................................     47,544   1,015,157       0.0%
*   Partner Communications Co., Ltd............................................    379,431     955,090       0.0%
    Paz Oil Co., Ltd...........................................................     20,315   3,107,572       0.1%
*   Perion Network, Ltd........................................................     16,455      59,240       0.0%
    Phoenix Holdings, Ltd. (The)...............................................    270,273     800,089       0.0%
*   Plasson Industries, Ltd....................................................     13,484     483,078       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd........................     32,629   1,322,446       0.1%
*   Sapiens International Corp. NV.............................................     80,760     699,251       0.0%
    Shikun & Binui, Ltd........................................................    928,938   2,084,540       0.1%
#   Shufersal, Ltd.............................................................    369,124     844,913       0.0%
*   Space Communication, Ltd...................................................     17,611     235,503       0.0%
#*  Strauss Group, Ltd.........................................................    102,586   1,826,926       0.1%
*   Summit Real Estate Holdings, Ltd...........................................     24,450     106,728       0.0%
#*  Tower Semiconductor, Ltd...................................................    219,026   3,328,788       0.1%
*   Union Bank of Israel.......................................................    126,346     428,636       0.0%
                                                                                           -----------       ---
TOTAL ISRAEL...................................................................             81,404,420       2.3%
                                                                                           -----------       ---
ITALY -- (9.1%)
    A2A SpA....................................................................  5,771,689   6,648,877       0.2%
    ACEA SpA...................................................................    271,523   3,655,774       0.1%
*   Aeffe SpA..................................................................    167,738     444,227       0.0%
    Alerion Cleanpower SpA.....................................................    119,152     402,386       0.0%
    Amplifon SpA...............................................................    440,675   3,432,415       0.1%
    Ansaldo STS SpA............................................................    567,271   6,030,576       0.2%
#*  Arnoldo Mondadori Editore SpA..............................................    694,646     857,543       0.0%
    Ascopiave SpA..............................................................    351,354     931,922       0.0%
#   Astaldi SpA................................................................    250,433   2,177,131       0.1%
*   Autogrill SpA..............................................................    538,862   5,153,818       0.2%
    Azimut Holding SpA.........................................................    509,670  14,960,192       0.4%
#*  Banca Carige SpA........................................................... 14,427,172   1,176,476       0.0%
    Banca Finnat Euramerica SpA................................................    616,149     360,153       0.0%
    Banca Generali SpA.........................................................    242,909   8,152,569       0.2%
    Banca IFIS SpA.............................................................     98,990   2,031,032       0.1%
#*  Banca Monte dei Paschi di Siena SpA........................................  3,615,339   2,228,165       0.1%
*   Banca Popolare dell'Emilia Romagna SC......................................  2,429,723  19,986,485       0.6%
#*  Banca Popolare dell'Etruria e del Lazio SC.................................  1,058,027     692,607       0.0%
*   Banca Popolare di Milano Scarl............................................. 21,133,583  21,776,614       0.6%
    Banca Popolare di Sondrio SCARL............................................  1,940,449   8,806,814       0.3%
    Banca Profilo SpA..........................................................  1,063,385     396,387       0.0%
#   Banco di Desio e della Brianza SpA.........................................    224,677     793,180       0.0%
*   Banco Popolare SC..........................................................    123,709   1,955,768       0.1%
*   BasicNet SpA...............................................................    163,532     686,723       0.0%
#*  Beghelli SpA...............................................................    403,187     211,908       0.0%
    Biesse SpA.................................................................     52,233     842,047       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
ITALY -- (Continued)
    Brembo SpA.................................................................   156,827 $ 6,273,494       0.2%
*   Brioschi Sviluppo Immobiliare SpA..........................................   174,780      20,364       0.0%
#   Brunello Cucinelli SpA.....................................................    97,526   1,809,619       0.1%
#   Buzzi Unicem SpA...........................................................   359,769   5,790,520       0.2%
    Cairo Communication SpA....................................................   130,659     759,965       0.0%
*   Caltagirone Editore SpA....................................................     6,277       5,783       0.0%
#*  Carraro SpA................................................................   113,633     274,724       0.0%
    Cembre SpA.................................................................    39,007     630,874       0.0%
    Cementir Holding SpA.......................................................   325,211   2,293,338       0.1%
*   CIR-Compagnie Industriali Riunite SpA...................................... 1,860,505   2,224,818       0.1%
    Credito Emiliano SpA.......................................................   397,014   3,311,923       0.1%
*   Credito Valtellinese SC.................................................... 5,524,874   6,894,742       0.2%
#   d'Amico International Shipping SA..........................................   700,368     478,113       0.0%
    Danieli & C Officine Meccaniche SpA........................................    64,484   1,569,025       0.1%
    Datalogic SpA..............................................................   101,262   1,314,264       0.0%
    Davide Campari-Milano SpA.................................................. 1,385,660  10,716,396       0.3%
    De' Longhi.................................................................   266,518   6,011,136       0.2%
*   DeA Capital SpA............................................................   233,245     497,982       0.0%
*   Delclima...................................................................   230,295     613,893       0.0%
    DiaSorin SpA...............................................................   103,830   4,740,122       0.1%
*   Ei Towers SpA..............................................................    82,958   5,025,508       0.2%
    El.En. SpA.................................................................    11,798     486,704       0.0%
    Elica SpA..................................................................     4,665      11,286       0.0%
    Engineering SpA............................................................    23,445   1,464,139       0.0%
    ERG SpA....................................................................   254,752   3,662,149       0.1%
    Esprinet SpA...............................................................   145,490   1,398,357       0.0%
#*  Eurotech SpA...............................................................   148,337     332,592       0.0%
    Falck Renewables SpA.......................................................   501,521     661,111       0.0%
#*  Fiera Milano SpA...........................................................    28,158     215,180       0.0%
*   Finmeccanica SpA........................................................... 1,780,003  22,710,893       0.7%
    FNM SpA....................................................................   649,404     479,345       0.0%
    Gas Plus SpA...............................................................    14,596      65,697       0.0%
#*  Geox SpA...................................................................   377,829   1,380,616       0.0%
*   Gruppo Editoriale L'Espresso SpA...........................................   648,259     849,617       0.0%
    Gruppo MutuiOnline SpA.....................................................    67,393     565,810       0.0%
    Hera SpA................................................................... 2,897,771   7,643,844       0.2%
*   IMMSI SpA..................................................................   719,146     503,034       0.0%
    Industria Macchine Automatiche SpA.........................................    56,703   2,887,100       0.1%
*   Intek Group SpA............................................................ 1,599,937     647,489       0.0%
    Interpump Group SpA........................................................   345,836   5,815,826       0.2%
    Iren SpA................................................................... 2,398,010   3,520,406       0.1%
    Italcementi SpA............................................................   921,839   6,568,407       0.2%
    Italmobiliare SpA..........................................................    45,336   1,480,124       0.1%
#*  Juventus Football Club SpA................................................. 1,857,497     634,669       0.0%
    La Doria SpA...............................................................    32,472     474,157       0.0%
*   Landi Renzo SpA............................................................   203,171     246,872       0.0%
#*  Maire Tecnimont SpA........................................................   537,966   1,610,341       0.1%
    MARR SpA...................................................................   163,332   3,280,840       0.1%
*   Mediaset SpA............................................................... 2,550,189  13,106,979       0.4%
    Nice SpA...................................................................    71,162     249,756       0.0%
#   Piaggio & C SpA............................................................   820,678   2,489,184       0.1%
#*  Prelios SpA................................................................    67,017      33,680       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
ITALY -- (Continued)
    Prima Industrie SpA........................................................    15,358 $    325,145       0.0%
    Prysmian SpA...............................................................   991,595   20,221,631       0.6%
#*  RCS MediaGroup SpA......................................................... 1,025,850    1,410,784       0.0%
    Recordati SpA..............................................................   442,201    8,811,229       0.3%
*   Reno de Medici SpA.........................................................   840,050      371,980       0.0%
    Reply SpA..................................................................    21,983    2,352,773       0.1%
#*  Retelit SpA................................................................   513,158      346,914       0.0%
*   Richard-Ginori 1735 SpA....................................................     8,489           --       0.0%
    Sabaf SpA..................................................................    25,688      356,250       0.0%
    SAES Getters SpA...........................................................    30,068      282,369       0.0%
#*  Safilo Group SpA...........................................................   152,766    2,222,263       0.1%
#*  Saipem SpA.................................................................   259,378    3,438,893       0.1%
*   Salini Impregilo SpA.......................................................   937,261    4,089,752       0.1%
    Salvatore Ferragamo SpA....................................................   193,748    6,024,908       0.2%
*   Saras SpA.................................................................. 1,214,805    2,355,448       0.1%
    SAVE SpA...................................................................    79,494    1,166,206       0.0%
    Servizi Italia SpA.........................................................    34,833      195,836       0.0%
#*  Snai SpA...................................................................   117,457      206,769       0.0%
    Societa Cattolica di Assicurazioni SCRL....................................   592,931    5,065,579       0.2%
    Societa Iniziative Autostradali e Servizi SpA..............................   311,463    3,597,193       0.1%
#*  Sogefi SpA.................................................................   243,264      811,615       0.0%
    SOL SpA....................................................................   161,050    1,415,565       0.0%
*   Sorin SpA.................................................................. 1,650,876    5,196,295       0.2%
    Tamburi Investment Partners SpA............................................    37,478      148,764       0.0%
*   Telecom Italia Media SpA...................................................    20,639       24,014       0.0%
#*  Tiscali SpA................................................................ 7,838,883      586,435       0.0%
#   Tod's SpA..................................................................    57,255    5,253,131       0.2%
    Trevi Finanziaria Industriale SpA..........................................   351,628    1,026,197       0.0%
#   TXT e-solutions SpA........................................................    25,766      265,491       0.0%
*   Uni Land SpA...............................................................    51,835           --       0.0%
    Unipol Gruppo Finanziario SpA..............................................   938,354    4,922,768       0.1%
    UnipolSai SpA..............................................................    21,320       59,660       0.0%
    Vianini Lavori SpA.........................................................   169,434    1,105,333       0.0%
    Vittoria Assicurazioni SpA.................................................   118,450    1,291,147       0.0%
*   World Duty Free SpA........................................................   544,560    6,079,091       0.2%
#*  Yoox SpA...................................................................   255,106    8,035,846       0.2%
    Zignago Vetro SpA..........................................................   142,878      887,967       0.0%
                                                                                          ------------      ----
TOTAL ITALY....................................................................            361,475,837      10.4%
                                                                                          ------------      ----
NETHERLANDS -- (5.1%)
    Aalberts Industries NV.....................................................   551,102   17,085,640       0.5%
#   Accell Group...............................................................   126,758    2,369,981       0.1%
*   AFC Ajax NV................................................................    18,134      191,115       0.0%
*   AMG Advanced Metallurgical Group NV........................................   155,390    1,618,315       0.0%
    Amsterdam Commodities NV...................................................    91,572    2,596,723       0.1%
#*  APERAM SA..................................................................   270,393   10,308,387       0.3%
    Arcadis NV.................................................................   345,157   10,925,605       0.3%
#   ASM International NV.......................................................   290,828   14,120,267       0.4%
*   Atag Group NV..............................................................     4,630           --       0.0%
#*  Ballast Nedam NV...........................................................    16,152       33,800       0.0%
    BE Semiconductor Industries NV.............................................   162,042    4,621,823       0.1%
    Beter Bed Holding NV.......................................................    99,987    2,578,960       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
NETHERLANDS -- (Continued)
    BinckBank NV...............................................................   309,146 $  3,098,500       0.1%
#   Brunel International NV....................................................   103,416    2,120,732       0.1%
    Corbion NV.................................................................   324,369    7,408,037       0.2%
    Delta Lloyd NV............................................................. 1,039,486   19,657,852       0.6%
    DOCdata NV.................................................................    22,707      544,795       0.0%
    Fugro NV...................................................................   280,445    8,065,572       0.2%
*   Galapagos NV...............................................................   148,075    6,235,988       0.2%
*   Grontmij NV................................................................   351,560    1,556,002       0.0%
#*  Heijmans NV................................................................   105,501    1,410,235       0.0%
    Hunter Douglas NV..........................................................     8,530      415,165       0.0%
    KAS Bank NV................................................................    80,799    1,095,948       0.0%
#   Kendrion NV................................................................    65,618    2,051,274       0.1%
*   Koninklijke BAM Groep NV................................................... 1,401,173    5,840,908       0.2%
#   Koninklijke Ten Cate NV....................................................   164,774    3,836,199       0.1%
#*  Macintosh Retail Group NV..................................................    53,398      157,481       0.0%
*   Mota-Engil Africa NV.......................................................    28,150      220,709       0.0%
#   Nederland Apparatenfabriek.................................................    27,865      996,811       0.0%
*   Ordina NV..................................................................   400,436      771,320       0.0%
*   PostNL NV.................................................................. 2,511,108   12,470,397       0.4%
#*  Royal Imtech NV............................................................   213,179    1,140,280       0.0%
*   SBM Offshore NV............................................................   936,863   12,098,520       0.4%
    Sligro Food Group NV.......................................................   132,136    5,098,892       0.2%
#*  SNS Reaal NV...............................................................   705,718           --       0.0%
*   Telegraaf Media Groep NV...................................................   170,034    1,112,029       0.0%
    TKH Group NV...............................................................   210,757    7,820,438       0.2%
#   TNT Express NV............................................................. 2,208,848   18,854,878       0.5%
*   TomTom NV..................................................................   575,952    5,111,438       0.2%
    USG People NV..............................................................   388,987    5,282,457       0.2%
    Van Lanschot NV............................................................     8,152      178,013       0.0%
    Wessanen...................................................................   469,148    3,997,505       0.1%
                                                                                          ------------       ---
TOTAL NETHERLANDS..............................................................            205,098,991       5.9%
                                                                                          ------------       ---
NORWAY -- (2.4%)
    ABG Sundal Collier Holding ASA............................................. 1,766,651    1,269,945       0.0%
    AF Gruppen ASA.............................................................    13,667      189,115       0.0%
#*  Akastor ASA................................................................   620,072    1,209,984       0.0%
#   Aker ASA Class A...........................................................    34,220      770,681       0.0%
#   American Shipping ASA......................................................   196,875      829,929       0.0%
#*  Archer, Ltd................................................................ 1,340,112      497,288       0.0%
    Arendals Fossekompani A.S..................................................        90       23,350       0.0%
#   Atea ASA...................................................................   330,693    3,689,134       0.1%
    Austevoll Seafood ASA......................................................   425,892    2,477,064       0.1%
    Bakkafrost P/F.............................................................   165,514    3,886,918       0.1%
#*  Bionor Pharma ASA..........................................................   671,325      256,914       0.0%
#*  Biotec Pharmacon ASA.......................................................   139,685      296,849       0.0%
    Bonheur ASA................................................................    65,866      584,664       0.0%
    BW Offshore, Ltd........................................................... 1,620,464    1,207,243       0.0%
    Deep Sea Supply P.L.C......................................................   708,301      381,223       0.0%
#*  Det Norske Oljeselskap ASA.................................................   465,731    3,412,575       0.1%
#*  DNO ASA.................................................................... 1,027,022    1,936,228       0.1%
#*  DOF ASA....................................................................   203,869      237,515       0.0%
#*  Dolphin Group A.S..........................................................   921,376      273,326       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
NORWAY -- (Continued)
    Ekornes ASA................................................................    111,584 $ 1,570,646       0.1%
#*  Electromagnetic GeoServices ASA............................................    934,875     372,136       0.0%
    Farstad Shipping ASA.......................................................     63,512     315,304       0.0%
#   Fred Olsen Energy ASA......................................................    124,661   1,120,210       0.0%
#*  Frontline, Ltd.............................................................    393,090   1,011,050       0.0%
    Ganger Rolf ASA............................................................     56,880     517,063       0.0%
#*  Golden Ocean Group, Ltd....................................................    187,153     920,889       0.0%
*   Grieg Seafood ASA..........................................................    176,846     659,211       0.0%
*   Havila Shipping ASA........................................................      1,511       2,067       0.0%
#   Hexagon Composites ASA.....................................................    315,350   1,015,875       0.0%
#   Hoegh LNG Holdings, Ltd....................................................    183,008   2,466,517       0.1%
*   Kongsberg Automotive ASA...................................................  1,995,646   1,660,224       0.1%
    Kvaerner ASA...............................................................    780,964     612,313       0.0%
    Leroy Seafood Group ASA....................................................     82,700   2,743,698       0.1%
#*  Nordic Semiconductor ASA...................................................    561,248   4,276,084       0.1%
#*  Norske Skogindustrier ASA..................................................    709,859     407,580       0.0%
#*  Norwegian Air Shuttle ASA..................................................    143,679   6,016,887       0.2%
*   Odfjell SE Class A.........................................................    134,257     376,854       0.0%
    Olav Thon Eiendomsselskap ASA..............................................    124,305   2,722,556       0.1%
#   Opera Software ASA.........................................................    514,924   5,011,155       0.2%
#*  Panoro Energy ASA..........................................................  1,223,751     190,251       0.0%
#   Petroleum Geo-Services ASA.................................................    806,174   5,352,799       0.2%
#*  PhotoCure ASA..............................................................     52,582     244,937       0.0%
    Prosafe SE.................................................................  1,049,727   3,733,352       0.1%
#*  Q-Free ASA.................................................................    179,836     314,239       0.0%
#*  REC Silicon ASA............................................................  9,253,539   2,583,855       0.1%
*   REC Solar ASA..............................................................    138,239   1,869,815       0.1%
    Salmar ASA.................................................................    132,386   2,149,343       0.1%
#   Sevan Marine ASA...........................................................    124,800     327,596       0.0%
#   Siem Offshore, Inc.........................................................    606,183     218,074       0.0%
    Solstad Offshore ASA.......................................................     62,524     401,826       0.0%
*   Songa Offshore.............................................................  1,562,025     350,458       0.0%
    SpareBank 1 SMN............................................................    131,684   1,176,301       0.0%
#   SpareBank 1 SR Bank ASA....................................................    128,902     955,990       0.0%
    Stolt-Nielsen, Ltd.........................................................    116,181   2,165,896       0.1%
*   Storebrand ASA.............................................................    115,237     407,443       0.0%
    Tomra Systems ASA..........................................................    647,834   6,303,898       0.2%
*   TTS Group ASA..............................................................     55,462      36,950       0.0%
#   Veidekke ASA...............................................................    383,880   4,715,949       0.1%
#   Wilh Wilhelmsen ASA........................................................    245,692   1,599,982       0.1%
    Wilh Wilhelmsen Holding ASA Class A........................................     65,124   1,570,287       0.1%
                                                                                           -----------       ---
TOTAL NORWAY...................................................................             93,897,505       2.7%
                                                                                           -----------       ---
PORTUGAL -- (1.2%)
    Altri SGPS SA..............................................................    577,518   2,476,839       0.1%
#*  Banco BPI SA...............................................................  2,207,693   3,608,675       0.1%
#*  Banco Comercial Portugues SA............................................... 86,819,213   8,645,550       0.3%
*   Banco Espirito Santo SA....................................................  4,777,921          --       0.0%
    Corticeira Amorim SGPS SA..................................................    200,623     905,587       0.0%
    EDP Renovaveis SA..........................................................    289,794   2,025,751       0.1%
    Ibersol SGPS SA............................................................     20,401     193,418       0.0%
#*  Impresa SGPS SA............................................................    187,798     197,591       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA.........................................................    386,187 $ 1,332,154       0.1%
    NOS SGPS SA................................................................  1,025,253   7,467,674       0.2%
    Novabase SGPS SA...........................................................     65,729     179,484       0.0%
    Portucel SA................................................................    901,743   4,411,695       0.1%
#   Portugal Telecom SGPS SA...................................................  1,824,152   1,157,892       0.0%
    REN--Redes Energeticas Nacionais SGPS SA...................................  1,280,761   4,009,437       0.1%
    Semapa-Sociedade de Investimento e Gestao..................................    326,079   4,670,249       0.1%
*   Sonae Capital SGPS SA......................................................     58,125      25,371       0.0%
*   Sonae Industria SGPS SA.................................................... 45,984,629     408,320       0.0%
    Sonae SGPS SA..............................................................  4,447,452   6,183,878       0.2%
    Teixeira Duarte SA.........................................................    710,639     545,264       0.0%
                                                                                           -----------       ---
TOTAL PORTUGAL.................................................................             48,444,829       1.4%
                                                                                           -----------       ---
SPAIN -- (5.5%)
#   Abengoa SA.................................................................    204,834     707,701       0.0%
#   Abengoa SA Class B.........................................................  1,791,497   5,790,370       0.2%
*   Acciona SA.................................................................    121,019   9,155,566       0.3%
    Acerinox SA................................................................    545,877   7,965,526       0.2%
    Adveo Group International SA...............................................     54,776     778,542       0.0%
*   Almirall SA................................................................    282,999   5,335,848       0.2%
#   Atresmedia Corp de Medios de Comunicacion SA...............................    308,521   4,983,285       0.1%
*   Azkoyen SA.................................................................     64,022     218,432       0.0%
    Bankinter SA...............................................................    343,071   2,594,569       0.1%
*   Baron de Ley...............................................................     13,454   1,402,384       0.0%
    Bolsas y Mercados Espanoles SHMSF SA.......................................    400,008  17,895,102       0.5%
#*  Caja de Ahorros del Mediterraneo...........................................    116,412          --       0.0%
#*  Cementos Portland Valderrivas SA...........................................     68,410     560,830       0.0%
#   Cie Automotive SA..........................................................    207,117   3,147,468       0.1%
    Clinica Baviera SA.........................................................      3,698      32,070       0.0%
#   Construcciones y Auxiliar de Ferrocarriles SA..............................      8,056   2,809,486       0.1%
    Dinamia Capital Privado Sociedad de Capital Riesgo SA......................     20,438     184,134       0.0%
    Distribuidora Internacional de Alimentacion SA.............................    551,801   4,419,303       0.1%
    Duro Felguera SA...........................................................    401,182   1,616,623       0.1%
    Ebro Foods SA..............................................................    366,311   7,105,767       0.2%
#   Elecnor SA.................................................................    191,752   2,086,268       0.1%
    Ence Energia y Celulosa SA.................................................    959,712   3,461,748       0.1%
*   Ercros SA..................................................................    483,625     250,416       0.0%
    Faes Farma SA..............................................................  1,304,836   3,371,995       0.1%
*   Fluidra SA.................................................................    155,559     504,305       0.0%
#*  Fomento de Construcciones y Contratas SA...................................    597,752   7,666,505       0.2%
*   Gamesa Corp. Tecnologica SA................................................  1,193,955  15,966,033       0.5%
    Grupo Catalana Occidente SA................................................    197,696   6,358,484       0.2%
#*  Grupo Ezentis SA...........................................................    807,544     742,852       0.0%
#   Iberpapel Gestion SA.......................................................     36,518     630,701       0.0%
#   Indra Sistemas SA..........................................................    487,357   5,737,042       0.2%
*   Inmobiliaria Colonial SA...................................................  1,474,866   1,011,910       0.0%
    Inmobiliaria del Sur SA....................................................      2,902      34,071       0.0%
*   Jazztel P.L.C..............................................................  1,097,205  15,841,804       0.5%
    Laboratorios Farmaceuticos Rovi SA.........................................     68,607   1,172,687       0.0%
*   Mediaset Espana Comunicacion SA............................................    830,488  11,256,977       0.3%
#   Melia Hotels International SA..............................................    231,231   2,891,006       0.1%
    Miquel y Costas & Miquel SA................................................     36,394   1,328,603       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SPAIN -- (Continued)
*   NH Hotel Group SA..........................................................   907,872 $  5,285,819       0.2%
#   Obrascon Huarte Lain SA....................................................   187,597    4,351,544       0.1%
    Papeles y Cartones de Europa SA............................................   233,981    1,515,864       0.1%
*   Pescanova SA...............................................................    68,547           --       0.0%
    Prim SA....................................................................    39,424      347,522       0.0%
#*  Promotora de Informaciones SA Class A...................................... 7,964,022    2,616,046       0.1%
    Prosegur Cia de Seguridad SA............................................... 1,266,566    7,301,187       0.2%
#*  Quabit Inmobiliaria SA..................................................... 3,159,632      425,657       0.0%
#*  Realia Business SA.........................................................   503,895      415,276       0.0%
*   Sacyr SA................................................................... 1,533,954    6,887,327       0.2%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA...........    75,494        3,115       0.0%
#*  Solaria Energia y Medio Ambiente SA........................................   207,171      240,512       0.0%
    Tecnicas Reunidas SA.......................................................   148,225    6,894,472       0.2%
#*  Telecomunicaciones y Energia...............................................   146,125      235,689       0.0%
    Tubacex SA.................................................................   503,879    1,704,790       0.1%
#   Tubos Reunidos SA..........................................................   478,982      895,340       0.0%
    Vidrala SA.................................................................    80,399    3,755,926       0.1%
    Viscofan SA................................................................   223,870   14,229,050       0.4%
*   Vocento SA.................................................................   231,302      563,101       0.0%
*   Zeltia SA..................................................................   958,534    4,433,305       0.1%
                                                                                          ------------       ---
TOTAL SPAIN....................................................................            219,117,955       6.3%
                                                                                          ------------       ---
SWEDEN -- (8.1%)
    AAK AB.....................................................................   125,207    7,921,319       0.2%
#   Acando AB..................................................................   404,326      736,446       0.0%
    AddNode Group AB...........................................................    22,737      146,584       0.0%
    AddTech AB Class B.........................................................   273,182    3,592,414       0.1%
    AF AB Class B..............................................................   283,266    3,852,184       0.1%
*   Arise AB...................................................................    36,861       85,026       0.0%
#   Atrium Ljungberg AB Class B................................................    75,544    1,102,291       0.0%
    Avanza Bank Holding AB.....................................................    90,580    3,902,085       0.1%
#   Axfood AB..................................................................   366,384    5,787,998       0.2%
    B&B Tools AB Class B.......................................................   114,277    1,845,566       0.1%
*   BE Group AB................................................................   128,192       54,325       0.0%
    Beijer Alma AB.............................................................   102,778    2,306,398       0.1%
    Beijer Electronics AB......................................................    53,995      411,055       0.0%
    Beijer Ref AB Class B......................................................    67,205    1,335,034       0.0%
    Betsson AB.................................................................   147,870    6,190,644       0.2%
#   Bilia AB Class A...........................................................   109,705    3,895,158       0.1%
#   BillerudKorsnas AB.........................................................   667,144   11,548,326       0.3%
    BioGaia AB Class B.........................................................    78,153    2,141,074       0.1%
    Biotage AB.................................................................   183,176      361,166       0.0%
    Bjoern Borg AB.............................................................    83,602      351,301       0.0%
#   Bulten AB..................................................................    58,620      667,500       0.0%
    Bure Equity AB.............................................................   316,106    1,933,582       0.1%
#   Byggmax Group AB...........................................................   255,429    1,865,305       0.1%
    Castellum AB...............................................................   752,169   11,728,032       0.3%
#   Catena AB..................................................................    53,725      887,511       0.0%
    Cavotec SA.................................................................    16,457       54,598       0.0%
    Clas Ohlson AB Class B.....................................................   174,360    2,994,028       0.1%
*   Cloetta AB Class B......................................................... 1,067,829    3,289,829       0.1%
    Concentric AB..............................................................   195,958    2,772,787       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SWEDEN -- (Continued)
*   Concordia Maritime AB Class B..............................................    78,854 $   162,518       0.0%
    Corem Property Group AB Class B............................................     2,296       8,336       0.0%
*   CyberCom Group AB..........................................................   385,158     111,542       0.0%
#   Dios Fastigheter AB........................................................   165,593   1,289,711       0.0%
*   Doro AB....................................................................   109,376     566,610       0.0%
#   Duni AB....................................................................   195,109   2,974,850       0.1%
*   East Capital Explorer AB...................................................    47,726     332,407       0.0%
#   Enea AB....................................................................    63,008     684,127       0.0%
#*  Eniro AB................................................................... 1,790,180     359,318       0.0%
    Fabege AB..................................................................   646,802   9,859,729       0.3%
#   Fagerhult AB...............................................................    61,437   1,102,325       0.0%
*   Fastighets AB Balder.......................................................   270,543   4,822,494       0.1%
*   Fenix Outdoor International AG.............................................     8,198     388,238       0.0%
#   Gunnebo AB.................................................................   199,567     991,267       0.0%
    Haldex AB..................................................................   218,762   3,269,041       0.1%
#   Heba Fastighets AB Class B.................................................    42,288     487,066       0.0%
*   Hemfosa Fastigheter AB.....................................................    91,472   2,113,458       0.1%
#   Hexpol AB..................................................................   112,144  12,017,502       0.4%
    HIQ International AB.......................................................   251,474   1,281,233       0.0%
    HMS Networks AB............................................................     7,040     186,821       0.0%
    Holmen AB Class B..........................................................   264,932   8,766,054       0.3%
    Hufvudstaden AB Class A....................................................   183,268   2,533,429       0.1%
    Husqvarna AB Class B.......................................................   125,826     930,692       0.0%
    ICA Gruppen AB.............................................................     9,852     365,470       0.0%
    Industrial & Financial Systems Class B.....................................    80,438   2,784,496       0.1%
#   Indutrade AB...............................................................   120,818   5,902,188       0.2%
#   Intrum Justitia AB.........................................................   385,511  12,140,586       0.4%
#   JM AB......................................................................   360,265  10,718,608       0.3%
    KappAhl AB.................................................................   268,369   1,225,066       0.0%
#*  Karolinska Development AB Class B..........................................    90,079     129,579       0.0%
    Klovern AB Class A.........................................................   193,931     217,135       0.0%
#   Klovern AB Class B......................................................... 1,939,305   2,151,328       0.1%
#   KNOW IT AB.................................................................    73,046     478,534       0.0%
#   Kungsleden AB..............................................................   736,504   5,360,926       0.2%
    Lagercrantz AB Class B.....................................................    78,443   1,698,195       0.1%
    Lindab International AB....................................................   319,721   2,792,386       0.1%
#   Loomis AB Class B..........................................................   308,465   9,886,124       0.3%
    Meda AB Class A............................................................   288,074   4,835,435       0.1%
#*  Medivir AB Class B.........................................................   152,724   1,672,359       0.1%
#   Mekonomen AB...............................................................   112,051   2,788,002       0.1%
#   Modern Times Group AB Class B..............................................   252,862   8,408,996       0.2%
    MQ Holding AB..............................................................   124,334     593,806       0.0%
#   Mycronic AB................................................................   377,276   2,742,674       0.1%
    NCC AB Class A.............................................................    11,358     374,754       0.0%
    NCC AB Class B.............................................................   161,233   5,287,465       0.2%
    Nederman Holding AB........................................................     4,621     119,012       0.0%
#   Net Entertainment NE AB....................................................   146,096   5,523,669       0.2%
*   Net Insight AB Class B..................................................... 1,480,940     573,418       0.0%
#   New Wave Group AB Class B..................................................   198,822   1,042,856       0.0%
    Nibe Industrier AB Class B.................................................   380,773  10,142,112       0.3%
    Nobia AB...................................................................   644,291   6,974,575       0.2%
#   Nolato AB Class B..........................................................   115,584   2,774,494       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
SWEDEN -- (Continued)
#   Nordnet AB Class B......................................................... 388,808 $  1,775,741       0.1%
    OEM International AB Class B...............................................  44,190      581,567       0.0%
#   Oriflame Cosmetics SA...................................................... 138,456    2,390,880       0.1%
#   Peab AB.................................................................... 784,107    6,613,067       0.2%
*   Pricer AB Class B.......................................................... 558,852      535,032       0.0%
    Proact IT Group AB.........................................................  39,943      530,265       0.0%
#   Proffice AB Class B........................................................ 263,002      662,638       0.0%
#*  Qliro Group AB............................................................. 359,530      667,525       0.0%
#   Ratos AB Class B........................................................... 898,619    6,127,307       0.2%
    Rezidor Hotel Group AB..................................................... 404,430    1,715,787       0.1%
    Saab AB Class B............................................................ 259,567    6,700,129       0.2%
    Sagax AB Class B...........................................................  48,648      336,633       0.0%
#*  SAS AB..................................................................... 730,412    1,411,459       0.0%
#*  Seamless Distribution AB...................................................  16,641       16,841       0.0%
    Sectra AB Class B..........................................................  56,162      806,336       0.0%
#   Semcon AB..................................................................  82,284      560,749       0.0%
    SkiStar AB................................................................. 108,097    1,299,377       0.0%
#*  SSAB AB Class A(B17H0S8)................................................... 807,430    4,884,517       0.1%
#*  SSAB AB Class A(BPRBWK4)................................................... 189,016    1,143,143       0.0%
*   SSAB AB Class B(B17H3F6)................................................... 341,138    1,771,747       0.1%
*   SSAB AB Class B(BPRBWM6)................................................... 515,343    2,716,997       0.1%
#   Sweco AB Class B........................................................... 185,151    2,437,365       0.1%
*   Swedish Orphan Biovitrum AB................................................ 244,711    3,932,930       0.1%
#   Swedol AB Class B..........................................................  37,176       80,023       0.0%
#   Systemair AB...............................................................  46,527      642,085       0.0%
    TradeDoubler AB............................................................ 162,154      134,806       0.0%
*   Transcom Worldwide AB......................................................  32,369      356,304       0.0%
#   Transmode AB...............................................................  73,547    1,009,363       0.0%
    Trelleborg AB Class B......................................................  36,445      714,220       0.0%
#   Tribona AB................................................................. 182,724      839,752       0.0%
    Unibet Group P.L.C......................................................... 131,046    7,682,401       0.2%
    VBG Group AB Class B.......................................................     137        2,340       0.0%
#   Vitrolife AB...............................................................  70,710    1,333,872       0.0%
    Wallenstam AB Class B...................................................... 385,977    6,507,600       0.2%
#   Wihlborgs Fastigheter AB................................................... 280,235    5,423,796       0.2%
                                                                                        ------------       ---
TOTAL SWEDEN...................................................................          323,047,176       9.3%
                                                                                        ------------       ---
SWITZERLAND -- (11.9%)
#*  AFG Arbonia-Forster Holding AG.............................................  76,510    1,632,259       0.1%
    Allreal Holding AG.........................................................  57,932    8,311,560       0.2%
#*  Alpiq Holding AG...........................................................   5,799      505,963       0.0%
    ALSO Holding AG............................................................  15,664      957,731       0.0%
    ams AG..................................................................... 372,640   20,259,450       0.6%
    APG SGA SA.................................................................   7,581    3,129,858       0.1%
    Ascom Holding AG........................................................... 207,330    3,691,369       0.1%
    Autoneum Holding AG........................................................  16,300    3,599,437       0.1%
#   Bachem Holding AG Class B..................................................  23,344    1,257,362       0.0%
    Bank Coop AG...............................................................  30,632    1,371,478       0.0%
    Banque Cantonale de Geneve.................................................   3,964    1,021,202       0.0%
    Banque Cantonale du Jura...................................................   4,442      290,402       0.0%
    Banque Cantonale Vaudoise..................................................   6,914    4,071,940       0.1%
    Basler Kantonalbank........................................................   5,896      452,832       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Belimo Holding AG..........................................................   2,151 $ 5,219,174       0.2%
    Bell AG....................................................................     367     982,900       0.0%
    Bellevue Group AG..........................................................  38,832     575,458       0.0%
#   Berner Kantonalbank AG.....................................................  22,470   4,811,887       0.1%
    BFW Liegenschaften AG......................................................     620      22,446       0.0%
    BKW AG.....................................................................  59,771   2,350,942       0.1%
    Bobst Group SA.............................................................  44,716   2,039,945       0.1%
    Bossard Holding AG Class A.................................................  32,905   3,926,529       0.1%
#   Bucher Industries AG.......................................................  32,248   8,105,461       0.2%
    Burckhardt Compression Holding AG..........................................  11,640   5,068,374       0.2%
    Burkhalter Holding AG......................................................  20,988   2,562,931       0.1%
    Calida Holding AG..........................................................  25,084     995,836       0.0%
    Carlo Gavazzi Holding AG...................................................   1,415     333,645       0.0%
    Cham Paper Holding AG......................................................   1,894     517,551       0.0%
*   Charles Voegele Holding AG.................................................  41,895     568,583       0.0%
    Cicor Technologies.........................................................   5,936     219,168       0.0%
    Cie Financiere Tradition SA................................................   8,839     628,071       0.0%
    Clariant AG................................................................  26,096     572,929       0.0%
    Coltene Holding AG.........................................................  20,312   1,796,330       0.1%
    Conzzeta AG................................................................   1,463   5,515,490       0.2%
#   Daetwyler Holding AG.......................................................  37,940   5,385,040       0.2%
    DKSH Holding AG............................................................  62,370   4,908,302       0.1%
#*  Dufry AG................................................................... 115,350  16,960,705       0.5%
    Edmond de Rothschild Suisse SA.............................................     152   2,451,413       0.1%
    EFG International AG....................................................... 269,118   3,950,109       0.1%
*   Elma Electronic AG.........................................................     233      91,157       0.0%
    Emmi AG....................................................................  12,810   4,245,230       0.1%
    Energiedienst Holding AG...................................................  68,912   2,013,923       0.1%
    Feintool International Holding AG..........................................   7,642     769,321       0.0%
    Flughafen Zuerich AG.......................................................  21,722  16,916,800       0.5%
    Forbo Holding AG...........................................................   6,853   8,299,764       0.2%
#   Galenica AG................................................................  10,976  10,248,226       0.3%
    GAM Holding AG............................................................. 914,388  20,629,496       0.6%
    Gategroup Holding AG....................................................... 140,576   4,915,640       0.1%
    Georg Fischer AG...........................................................  21,948  15,523,924       0.5%
    Gurit Holding AG...........................................................   1,955     907,866       0.0%
    Helvetia Holding AG........................................................  35,100  19,941,831       0.6%
    HOCHDORF Holding AG........................................................     323      50,680       0.0%
    Huber & Suhner AG..........................................................  64,659   2,986,955       0.1%
    Implenia AG................................................................  85,074   5,825,119       0.2%
#   Inficon Holding AG.........................................................   9,382   3,566,346       0.1%
    Interroll Holding AG.......................................................   3,111   2,068,399       0.1%
    Intershop Holding AG.......................................................   7,003   3,002,906       0.1%
    Jungfraubahn Holding AG....................................................   3,095     278,169       0.0%
    Kaba Holding AG Class B....................................................  16,338  10,730,261       0.3%
    Kardex AG..................................................................  36,063   2,160,361       0.1%
    Komax Holding AG...........................................................  18,811   3,459,553       0.1%
    Kudelski SA................................................................ 195,049   2,924,727       0.1%
    Kuoni Reisen Holding AG....................................................  19,325   6,492,719       0.2%
    LEM Holding SA.............................................................   3,773   3,343,016       0.1%
    Liechtensteinische Landesbank AG...........................................  24,030     973,702       0.0%
*   LifeWatch AG...............................................................   3,723      59,448       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Logitech International SA..................................................   848,062 $ 12,731,375       0.4%
    Lonza Group AG.............................................................    83,673   11,830,527       0.3%
#   Luzerner Kantonalbank AG...................................................    16,828    6,526,930       0.2%
    MCH Group AG...............................................................     1,404       92,977       0.0%
    Metall Zug AG..............................................................       862    2,444,740       0.1%
#*  Meyer Burger Technology AG.................................................   395,076    2,702,048       0.1%
    Micronas Semiconductor Holding AG..........................................   149,956      913,769       0.0%
*   Mobilezone Holding AG......................................................   137,467    2,159,168       0.1%
    Mobimo Holding AG..........................................................    26,959    6,015,552       0.2%
    OC Oerlikon Corp. AG.......................................................   830,687   10,866,649       0.3%
*   Orascom Development Holding AG.............................................    60,240      935,852       0.0%
#*  Orell Fuessli Holding AG...................................................     5,028      508,977       0.0%
    Orior AG...................................................................    26,946    1,635,746       0.1%
    Panalpina Welttransport Holding AG.........................................    63,044    8,791,544       0.3%
*   Parco Industriale e Immobiliare SA.........................................       600           --       0.0%
    Phoenix Mecano AG..........................................................     2,998    1,462,365       0.0%
    PSP Swiss Property AG......................................................   143,462   13,381,066       0.4%
    Rieter Holding AG..........................................................    17,376    2,862,221       0.1%
    Romande Energie Holding SA.................................................     2,625    3,229,725       0.1%
    Schaffner Holding AG.......................................................     2,950      780,604       0.0%
*   Schmolz + Bickenbach AG.................................................... 2,457,257    2,367,643       0.1%
    Schweiter Technologies AG..................................................     4,381    3,811,427       0.1%
    Siegfried Holding AG.......................................................    21,833    3,711,213       0.1%
    St Galler Kantonalbank AG..................................................    10,472    3,995,651       0.1%
    Straumann Holding AG.......................................................    54,567   15,438,935       0.4%
#   Sulzer AG..................................................................   122,816   13,704,806       0.4%
    Swissquote Group Holding SA................................................    45,894    1,464,189       0.0%
    Tamedia AG.................................................................    14,403    2,517,034       0.1%
    Tecan Group AG.............................................................    33,317    4,427,841       0.1%
    Temenos Group AG...........................................................   318,043   11,557,721       0.3%
#*  Tornos Holding AG..........................................................    38,028      192,645       0.0%
#   U-Blox AG..................................................................    29,445    5,590,605       0.2%
*   Valartis Group AG..........................................................     1,365       17,722       0.0%
    Valiant Holding AG.........................................................    79,062    7,127,913       0.2%
    Valora Holding AG..........................................................    15,155    3,401,139       0.1%
    Vaudoise Assurances Holding SA Class B.....................................     4,983    2,792,184       0.1%
    Vetropack Holding AG.......................................................       848    1,445,850       0.0%
*   Von Roll Holding AG........................................................   250,484      306,529       0.0%
    Vontobel Holding AG........................................................   136,975    6,085,515       0.2%
    VP Bank AG.................................................................    20,871    1,757,428       0.1%
    Walliser Kantonalbank......................................................     1,393    1,093,986       0.0%
    Walter Meier AG............................................................    22,913    1,031,063       0.0%
#   Ypsomed Holding AG.........................................................     4,944      479,608       0.0%
*   Zehnder Group AG...........................................................    57,019    2,700,116       0.1%
*   Zueblin Immobilien Holding AG..............................................   261,040      311,390       0.0%
    Zug Estates Holding AG.....................................................       577      883,011       0.0%
    Zuger Kantonalbank AG......................................................       606    3,113,382       0.1%
                                                                                          ------------      ----
TOTAL SWITZERLAND..............................................................            474,645,982      13.7%
                                                                                          ------------      ----
UNITED STATES -- (0.0%)
    Ormat Technologies, Inc....................................................    34,347    1,277,266       0.0%
                                                                                          ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
TOTAL COMMON STOCKS............................................................             3,446,294,830       99.2%
                                                                                           --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Biotest AG.................................................................      7,497 $      628,861        0.0%
    Draegerwerk AG & Co. KGaA..................................................      7,854        906,958        0.0%
    Jungheinrich AG............................................................     71,667      5,065,523        0.2%
    Sartorius AG...............................................................      9,431      1,563,585        0.1%
    Sixt SE....................................................................      5,115        188,279        0.0%
    STO SE & Co. KGaA..........................................................      2,661        464,132        0.0%
    Villeroy & Boch AG.........................................................     34,443        508,799        0.0%
                                                                                           --------------      -----
TOTAL GERMANY..................................................................                 9,326,137        0.3%
                                                                                           --------------      -----
TOTAL PREFERRED STOCKS.........................................................                 9,326,137        0.3%
                                                                                           --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights........................................................    254,689             --        0.0%
*   UBM Realitaetenentwicklung AG Rights 06/05/15..............................        314             --        0.0%
                                                                                           --------------      -----
TOTAL AUSTRIA..................................................................                        --        0.0%
                                                                                           --------------      -----
BELGIUM -- (0.0%)
#*  Recticel SA Rights 05/07/15................................................    110,999        102,201        0.0%
                                                                                           --------------      -----
FRANCE -- (0.0%)
*   Euro Disney SCA Rights.....................................................    688,060             --        0.0%
#*  Euro Disney SCA Rights 05/06/15............................................     68,806            772        0.0%
                                                                                           --------------      -----
TOTAL FRANCE...................................................................                       772        0.0%
                                                                                           --------------      -----
ITALY -- (0.0%)
*   UnipolSai SpA Rights 05/15/15(BWXTV26).....................................    249,951             --        0.0%
*   UnipolSai SpA Rights 05/15/15(BWXT933).....................................    249,951             --        0.0%
                                                                                           --------------      -----
TOTAL ITALY....................................................................                        --        0.0%
                                                                                           --------------      -----
TOTAL RIGHTS/WARRANTS..........................................................                   102,973        0.0%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@ DFA Short Term Investment Fund............................................ 45,989,940    532,103,609       15.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,280,238,899)............................            $3,987,827,549      114.8%
                                                                                           ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                            ------------------------------------------------
                                                                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                                            ---------- -------------- ------- --------------
Common Stocks
   Australia...............................................................         -- $      141,148   --    $      141,148
   Austria.................................................................         --     85,070,661   --        85,070,661
   Belgium.................................................................         --    124,291,199   --       124,291,199
   Denmark.................................................................         --    168,500,403   --       168,500,403
   Finland.................................................................         --    252,525,982   --       252,525,982
   France.................................................................. $  680,068    412,018,233   --       412,698,301
   Germany.................................................................         --    512,431,658   --       512,431,658
   Greece..................................................................         --            758   --               758
   Ireland.................................................................         --     82,224,759   --        82,224,759
   Israel..................................................................         --     81,404,420   --        81,404,420
   Italy...................................................................         --    361,475,837   --       361,475,837
   Netherlands.............................................................         --    205,098,991   --       205,098,991
   Norway..................................................................    920,889     92,976,616   --        93,897,505
   Portugal................................................................         --     48,444,829   --        48,444,829
   Spain...................................................................         --    219,117,955   --       219,117,955
   Sweden..................................................................         --    323,047,176   --       323,047,176
   Switzerland.............................................................     91,157    474,554,825   --       474,645,982
   United States...........................................................  1,277,266             --   --         1,277,266
Preferred Stocks
   Germany.................................................................         --      9,326,137   --         9,326,137
Rights/Warrants
   Austria.................................................................         --             --   --                --
   Belgium.................................................................         --        102,201   --           102,201
   France..................................................................         --            772   --               772
   Italy...................................................................         --             --   --                --
   Securities Lending Collateral...........................................         --    532,103,609   --       532,103,609
                                                                            ---------- --------------   --    --------------
   TOTAL................................................................... $2,969,380 $3,984,858,169   --    $3,987,827,549
                                                                            ========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------- ----------- ---------------
COMMON STOCKS -- (76.2%)
Consumer Discretionary -- (8.7%)
    AutoCanada, Inc............................ 130,981 $ 4,337,083       0.6%
#   BMTC Group, Inc. Class A...................  17,481     239,069       0.0%
#*  BRP, Inc...................................   9,700     215,225       0.0%
#   Cineplex, Inc.............................. 280,635  11,234,704       1.4%
    Cogeco Cable, Inc..........................   8,385     480,304       0.1%
    Cogeco, Inc................................  36,665   1,644,683       0.2%
#   Corus Entertainment, Inc. Class B.......... 466,216   7,168,095       0.9%
    DHX Media, Ltd.............................   1,975      13,505       0.0%
    Dorel Industries, Inc. Class B............. 169,797   4,996,099       0.6%
#   easyhome, Ltd..............................   3,600      64,123       0.0%
#   EnerCare, Inc.............................. 409,600   5,010,937       0.6%
#   Gamehost, Inc..............................  40,692     417,881       0.1%
#   Glacier Media, Inc......................... 137,300     158,751       0.0%
    GLENTEL, Inc...............................  76,610   1,596,968       0.2%
*   Great Canadian Gaming Corp................. 295,000   5,782,636       0.7%
    Hudson's Bay Co............................  40,200     878,636       0.1%
*   IMAX Corp.................................. 259,917   9,710,499       1.2%
*   Indigo Books & Music, Inc..................   2,302      22,324       0.0%
    Leon's Furniture, Ltd...................... 138,475   1,769,817       0.2%
    Linamar Corp...............................  67,350   4,000,249       0.5%
    Martinrea International, Inc............... 468,456   4,678,736       0.6%
#*  Mood Media Corp............................ 286,916     185,491       0.0%
#   MTY Food Group, Inc........................  68,263   1,883,527       0.2%
*   Performance Sports Group, Ltd.............. 114,366   2,321,445       0.3%
#   Pizza Pizza Royalty Corp...................  68,833     812,988       0.1%
    Reitmans Canada, Ltd.......................  15,456      80,323       0.0%
    Reitmans Canada, Ltd. Class A.............. 252,874   1,465,055       0.2%
    RONA, Inc.................................. 670,345   8,823,107       1.1%
#*  Sears Canada, Inc..........................  50,217     382,090       0.1%
#   Torstar Corp. Class B...................... 276,189   1,648,206       0.2%
*   TVA Group, Inc. Class B....................   7,000      28,894       0.0%
    Uni-Select, Inc............................ 105,935   3,687,750       0.5%
    Whistler Blackcomb Holdings, Inc........... 177,705   2,686,564       0.4%
*   Yellow Pages, Ltd.......................... 145,262   1,896,292       0.3%
                                                        -----------      ----
Total Consumer Discretionary...................          90,322,056      11.4%
                                                        -----------      ----
Consumer Staples -- (3.0%)
    AGT Food & Ingredients, Inc................ 116,002   2,566,178       0.3%
    Andrew Peller, Ltd. Class A................   3,400      45,089       0.0%
#   Clearwater Seafoods, Inc...................  69,157     710,772       0.1%
#   Colabor Group, Inc.........................  92,227      84,086       0.0%
    Corby Spirit and Wine, Ltd.................  70,767   1,378,974       0.2%
    Cott Corp.................................. 504,803   4,401,598       0.6%
    High Liner Foods, Inc......................  80,791   1,589,704       0.2%
#   Liquor Stores N.A., Ltd.................... 158,133   1,874,266       0.2%
    Maple Leaf Foods, Inc...................... 314,364   6,031,933       0.8%
*   Neptune Technologies & Bioressources, Inc..  22,102      33,890       0.0%
    North West Co., Inc. (The)................. 242,310   4,972,727       0.6%
#   Premium Brands Holdings Corp............... 104,443   2,743,306       0.3%
#   Rogers Sugar, Inc.......................... 495,281   1,867,823       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
*   SunOpta, Inc................................   288,340 $ 2,980,191       0.4%
                                                           -----------       ---
Total Consumer Staples..........................            31,280,537       3.9%
                                                           -----------       ---
Energy -- (19.7%)
*   Advantage Oil & Gas, Ltd.................... 1,100,531   6,813,897       0.9%
    Akita Drilling, Ltd. Class A................    40,600     364,273       0.0%
#*  Anderson Energy, Inc........................   125,071       7,775       0.0%
    Arsenal Energy, Inc.........................    61,574     203,631       0.0%
#*  Athabasca Oil Corp..........................   686,849   1,258,132       0.2%
*   Bankers Petroleum, Ltd...................... 1,363,899   4,058,348       0.5%
#*  Bellatrix Exploration, Ltd..................   945,258   2,969,356       0.4%
*   Birchcliff Energy, Ltd......................   530,916   3,837,205       0.5%
#*  BlackPearl Resources, Inc................... 1,386,101   1,401,611       0.2%
#*  BNK Petroleum, Inc..........................   554,116     321,493       0.0%
#   Bonavista Energy Corp....................... 1,017,776   7,010,127       0.9%
#   Bonterra Energy Corp........................   168,095   5,373,746       0.7%
#   Calfrac Well Services, Ltd..................   381,470   3,174,437       0.4%
#   Calvalley Petroleum, Inc. Class A...........   226,068     178,006       0.0%
#*  Canacol Energy, Ltd.........................   437,342   1,424,577       0.2%
#   Canadian Energy Services & Technology Corp..   918,642   4,636,991       0.6%
    CanElson Drilling, Inc......................   588,455   2,243,591       0.3%
#   Canyon Services Group, Inc..................   309,470   2,108,449       0.3%
#   Cathedral Energy Services, Ltd..............   164,270     321,324       0.0%
#*  Cequence Energy, Ltd........................   863,916     723,212       0.1%
#*  Chinook Energy, Inc.........................   496,199     551,104       0.1%
#*  Corridor Resources, Inc.....................   373,046     231,898       0.0%
#*  Crew Energy, Inc............................   754,871   3,347,335       0.4%
*   DeeThree Exploration, Ltd...................   509,176   3,106,121       0.4%
#*  Delphi Energy Corp..........................   875,639   1,212,032       0.2%
#*  Denison Mines Corp.......................... 2,178,471   1,932,005       0.2%
#   Enbridge Income Fund Holdings, Inc..........   238,555   7,685,564       1.0%
    Enerflex, Ltd...............................   433,563   5,814,380       0.7%
#   Enerplus Corp...............................   221,300   2,799,037       0.4%
    Ensign Energy Services, Inc.................   758,725   6,049,676       0.8%
#*  Epsilon Energy, Ltd.........................   255,061     813,912       0.1%
*   Essential Energy Services Trust.............   628,241     588,406       0.1%
*   Forsys Metals Corp..........................    97,374      16,949       0.0%
#*  Gasfrac Energy Services, Inc................    91,560      20,869       0.0%
*   Gran Tierra Energy, Inc..................... 1,395,612   5,216,917       0.7%
#*  Ithaca Energy, Inc.......................... 1,580,055   1,388,196       0.2%
#*  Ivanhoe Energy, Inc.........................    49,840      10,023       0.0%
*   Kelt Exploration, Ltd.......................   251,039   1,937,154       0.2%
#*  Legacy Oil + Gas, Inc.......................   992,390   2,377,130       0.3%
*   Leucrotta Exploration, Inc..................   347,561     328,404       0.0%
#   Lightstream Resources, Ltd.................. 1,035,197   1,158,323       0.1%
#   Long Run Exploration, Ltd...................   849,601     661,935       0.1%
    McCoy Global, Inc...........................    48,737     166,833       0.0%
#   Mullen Group, Ltd...........................   531,825   9,221,533       1.2%
#   Newalta Corp................................   268,271   3,653,288       0.5%
#*  Niko Resources, Ltd.........................   331,273     105,711       0.0%
    North American Energy Partners, Inc.........   125,301     359,338       0.0%
*   NuVista Energy, Ltd.........................   700,569   5,191,120       0.7%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                           --------- ------------ ---------------
Energy -- (Continued)
#   Pacific Rubiales Energy Corp..........   463,400 $  1,567,072       0.2%
*   Painted Pony Petroleum, Ltd...........   524,254    3,245,899       0.4%
*   Parex Resources, Inc..................   541,771    4,346,741       0.5%
#   Parkland Fuel Corp....................   402,377    8,784,592       1.1%
    Pason Systems, Inc....................   356,252    6,413,422       0.8%
#   Pengrowth Energy Corp................. 2,253,523    7,564,665       1.0%
#*  Perpetual Energy, Inc.................   383,029      342,869       0.0%
#   PHX Energy Services Corp..............   135,274      781,483       0.1%
*   Poseidon Concepts Corp................   165,977          166       0.0%
    Precision Drilling Corp............... 1,706,781   12,420,669       1.6%
#   Pulse Seismic, Inc....................   268,280      611,496       0.1%
*   Questerre Energy Corp. Class A........   745,460      197,718       0.0%
*   RMP Energy, Inc.......................   678,628    1,822,424       0.2%
#*  Rock Energy, Inc......................   186,153      524,592       0.1%
#   Savanna Energy Services Corp..........   472,479      783,223       0.1%
    Secure Energy Services, Inc...........   577,554    8,166,657       1.0%
*   Serinus Energy, Inc...................    13,570       13,722       0.0%
    ShawCor, Ltd..........................   196,296    6,646,242       0.8%
#*  Sprott Resource Corp..................   455,390      384,996       0.0%
#   Spyglass Resources Corp...............   669,452      191,431       0.0%
    Strad Energy Services, Ltd............    39,947       99,661       0.0%
#   Surge Energy, Inc..................... 1,139,883    4,147,606       0.5%
#*  TAG Oil, Ltd..........................   181,541      209,152       0.0%
*   Tethys Petroleum, Ltd.................    28,989        2,042       0.0%
#   TORC Oil & Gas, Ltd...................   529,595    4,608,991       0.6%
    Total Energy Services, Inc............   171,878    2,193,884       0.3%
#   TransGlobe Energy Corp................   448,945    2,046,579       0.3%
#   Trican Well Service, Ltd..............   790,196    3,340,240       0.4%
#   Trilogy Energy Corp...................    70,300      536,646       0.1%
    Trinidad Drilling, Ltd................   799,312    3,358,899       0.4%
#   Twin Butte Energy, Ltd................ 1,461,708    1,017,683       0.1%
#*  Uex Corp..............................   608,088      148,683       0.0%
    Western Energy Services Corp..........   401,397    2,345,503       0.3%
*   Xtreme Drilling & Coil Services Corp..   224,819      389,450       0.0%
*   Yangarra Resources, Ltd...............    20,400       30,604       0.0%
#   Zargon Oil & Gas, Ltd.................   159,879      463,801       0.1%
#   ZCL Composites, Inc...................    96,100      612,523       0.1%
                                                     ------------      ----
Total Energy..............................            204,737,400      25.8%
                                                     ------------      ----
Financials -- (6.0%)
    AGF Management, Ltd. Class B..........   432,369    2,766,588       0.4%
#   Alaris Royalty Corp...................    50,416    1,452,098       0.2%
#   Altus Group, Ltd......................   195,097    3,263,205       0.4%
    Brookfield Real Estate Services, Inc..     8,075       95,642       0.0%
    Canaccord Genuity Group, Inc..........   589,178    3,384,172       0.4%
#   Canadian Western Bank.................   436,532   11,350,194       1.4%
    Clairvest Group, Inc..................     1,900       44,323       0.0%
    Clarke, Inc...........................    15,054      131,013       0.0%
*   Counsel Corp..........................   114,527      225,921       0.0%
    E-L Financial Corp., Ltd..............     1,400      742,644       0.1%
    EGI Financial Holdings, Inc...........    14,650      192,460       0.0%
#   Equitable Group, Inc..................    50,495    2,557,186       0.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------- ----------- ---------------
Financials -- (Continued)
*   Equity Financial Holdings, Inc.........     800 $     6,279       0.0%
    Fiera Capital Corp..................... 117,984   1,341,683       0.2%
    Firm Capital Mortgage Investment Corp..   2,494      25,757       0.0%
    First National Financial Corp..........   3,873      72,452       0.0%
    FirstService Corp...................... 150,648   9,861,731       1.2%
    Genesis Land Development Corp..........  76,842     210,814       0.0%
#   Genworth MI Canada, Inc................  53,454   1,557,321       0.2%
    Gluskin Sheff + Associates, Inc........ 158,721   3,738,791       0.5%
    GMP Capital, Inc....................... 288,387   1,223,822       0.2%
    Guardian Capital Group, Ltd. Class A...  11,327     173,684       0.0%
*   Heritage Global, Inc...................   4,253       1,212       0.0%
#   Home Capital Group, Inc................  90,000   3,552,259       0.5%
    Killam Properties, Inc................. 350,489   3,143,217       0.4%
*   Kingsway Financial Services, Inc.......  15,570      89,692       0.0%
    Laurentian Bank of Canada.............. 185,720   7,433,418       0.9%
#*  Mainstreet Equity Corp.................  24,994     770,433       0.1%
    Melcor Developments, Ltd...............  40,440     583,556       0.1%
#   Sprott, Inc............................ 767,688   1,686,176       0.2%
#   TMX Group, Ltd.........................  10,376     462,426       0.1%
                                                    -----------       ---
Total Financials...........................          62,140,169       7.8%
                                                    -----------       ---
Health Care -- (1.0%)
#   Amica Mature Lifestyles, Inc...........  36,241     222,282       0.0%
#   Extendicare, Inc....................... 554,971   3,624,676       0.5%
#*  Imris, Inc.............................  26,269      17,418       0.0%
*   Knight Therapeutics, Inc...............  51,775     317,559       0.1%
#   Leisureworld Senior Care Corp.......... 209,004   2,671,232       0.3%
#   Medical Facilities Corp................ 164,269   2,227,469       0.3%
*   QLT, Inc............................... 219,010     798,710       0.1%
#*  Theratechnologies, Inc.................  10,101       9,377       0.0%
*   Transition Therapeutics, Inc...........  32,741     234,330       0.0%
*   Zenith Epigenetics Corp................ 111,820       7,507       0.0%
                                                    -----------       ---
Total Health Care..........................          10,130,560       1.3%
                                                    -----------       ---
Industrials -- (10.1%)
    Aecon Group, Inc....................... 391,801   4,257,365       0.5%
#   AG Growth International, Inc...........  85,132   3,689,641       0.5%
#   Algoma Central Corp....................  25,790     361,466       0.0%
*   ATS Automation Tooling Systems, Inc.... 517,130   5,704,932       0.7%
#   Badger Daylighting, Ltd................ 209,081   5,188,467       0.7%
#*  Ballard Power Systems, Inc............. 183,820     409,843       0.1%
#   Bird Construction, Inc................. 199,951   1,897,587       0.2%
#   Black Diamond Group, Ltd............... 214,141   3,004,896       0.4%
#   CanWel Building Materials Group, Ltd...  78,079     362,406       0.0%
#   Cervus Equipment Corp..................  29,513     454,742       0.1%
#   DirectCash Payments, Inc...............  78,722   1,202,525       0.1%
#   Exchange Income Corp...................  76,468   1,408,938       0.2%
    Exco Technologies, Ltd................. 124,615   1,585,446       0.2%
*   Heroux-Devtek, Inc..................... 124,654   1,048,685       0.1%
#   HNZ Group, Inc.........................  23,088     372,967       0.0%
#   Horizon North Logistics, Inc........... 462,283   1,283,587       0.2%
#   K-Bro Linen, Inc.......................  28,953   1,242,831       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                     PERCENTAGE
                                              SHARES    VALUE++    OF NET ASSETS**
                                              ------- ------------ ---------------
Industrials -- (Continued)
    MacDonald Dettwiler & Associates, Ltd....   3,456 $    274,360       0.0%
    Magellan Aerospace Corp..................  62,576      700,187       0.1%
    Morneau Shepell, Inc..................... 257,911    3,807,207       0.5%
#   New Flyer Industries, Inc................ 251,171    2,981,159       0.4%
*   Ovivo, Inc. Class A......................  93,231      129,820       0.0%
    Richelieu Hardware, Ltd..................  75,585    3,946,834       0.5%
#   Rocky Mountain Dealerships, Inc..........  80,214      594,375       0.1%
#   Russel Metals, Inc....................... 350,655    8,021,615       1.0%
    Stantec, Inc............................. 441,170   11,916,892       1.5%
    Stuart Olson, Inc........................  88,659      434,293       0.1%
#   Student Transportation, Inc.............. 446,081    2,521,569       0.3%
    Toromont Industries, Ltd................. 368,725    9,599,380       1.2%
    Transcontinental, Inc. Class A........... 359,276    5,532,821       0.7%
    TransForce, Inc.......................... 427,809    9,662,491       1.2%
    Vicwest, Inc.............................  46,519      481,962       0.1%
#   Wajax Corp............................... 100,638    2,129,538       0.3%
#   WesternOne, Inc.......................... 110,100      103,119       0.0%
    Westjet Airlines, Ltd....................   3,803       85,958       0.0%
*   Westport Innovations, Inc................   3,750       16,971       0.0%
#   Westshore Terminals Investment Corp...... 314,149    8,308,740       1.0%
                                                      ------------      ----
Total Industrials............................          104,725,615      13.2%
                                                      ------------      ----
Information Technology -- (4.6%)
#*  5N Plus, Inc............................. 333,314      560,818       0.1%
    Absolute Software Corp................... 234,888    1,931,280       0.3%
*   AgJunction, Inc..........................  20,300       12,114       0.0%
#*  Avigilon Corp............................ 125,493    2,165,573       0.3%
    Calian Technologies, Ltd.................  20,637      316,440       0.0%
*   Celestica, Inc........................... 917,607   11,202,943       1.4%
    COM DEV International, Ltd............... 439,451    1,799,327       0.2%
    Computer Modelling Group, Ltd............ 364,857    4,025,070       0.5%
*   Descartes Systems Group, Inc. (The)...... 253,729    3,812,770       0.5%
    DH Corp..................................  25,622      897,885       0.1%
#*  DragonWave, Inc.......................... 162,023      120,863       0.0%
    Enghouse Systems, Ltd....................  94,957    4,062,727       0.5%
#   Evertz Technologies, Ltd................. 136,281    1,862,639       0.2%
#*  EXFO, Inc................................     686        2,331       0.0%
    Mediagrif Interactive Technologies, Inc..   7,676      105,613       0.0%
*   Mitel Networks Corp...................... 257,061    2,394,831       0.3%
#*  Points International, Ltd................  36,359      408,944       0.1%
#*  Redknee Solutions, Inc...................  76,611      273,679       0.0%
*   Sandvine Corp............................ 999,869    3,488,975       0.4%
#*  Sierra Wireless, Inc..................... 159,192    5,593,161       0.7%
*   Smart Technologies, Inc. Class A.........   7,408        8,535       0.0%
#*  Solium Capital, Inc......................  87,806      505,803       0.1%
    Vecima Networks, Inc.....................   6,059       51,726       0.0%
    Wi-Lan, Inc.............................. 780,333    1,907,984       0.3%
                                                      ------------      ----
Total Information Technology.................           47,512,031       6.0%
                                                      ------------      ----
Materials -- (17.8%)
    Acadian Timber Corp......................  26,397      415,701       0.1%
    AirBoss of America Corp..................  73,162      948,407       0.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                    --------- ----------- ---------------
Materials -- (Continued)
*   Alacer Gold Corp............................... 1,465,288 $ 3,315,571       0.4%
#   Alamos Gold, Inc...............................   730,480   5,049,485       0.6%
*   Alexco Resource Corp...........................   137,307      58,041       0.0%
#*  Almaden Minerals, Ltd..........................    98,343      78,250       0.0%
#   Altius Minerals Corp...........................   108,800   1,147,067       0.2%
*   Amerigo Resources, Ltd.........................   553,854     192,804       0.0%
#*  Argonaut Gold, Inc.............................   645,866   1,086,704       0.1%
#*  Asanko Gold, Inc...............................   262,544     387,342       0.1%
    AuRico Gold, Inc............................... 1,603,169   5,594,150       0.7%
#*  Avalon Rare Metals, Inc........................   352,025      96,285       0.0%
#*  B2Gold Corp.................................... 4,190,189   6,563,993       0.8%
#*  Banro Corp.....................................    14,500       3,605       0.0%
    Canam Group, Inc. Class A......................   236,296   2,687,096       0.3%
#   Canexus Corp...................................   683,986   1,133,835       0.1%
    Canfor Pulp Products, Inc......................   205,615   2,626,214       0.3%
#*  Capstone Mining Corp........................... 2,111,821   2,940,621       0.4%
    Cascades, Inc..................................   477,193   2,768,629       0.4%
    CCL Industries, Inc. Class B...................     3,205     368,475       0.1%
    Centerra Gold, Inc.............................   967,727   5,005,070       0.6%
#*  China Gold International Resources Corp., Ltd..   837,260   1,401,795       0.2%
*   Claude Resources, Inc.......................... 1,023,200     602,132       0.1%
#*  Copper Mountain Mining Corp....................   643,331     773,170       0.1%
#   Dominion Diamond Corp..........................   479,301   9,446,977       1.2%
#*  Dundee Precious Metals, Inc....................   646,222   1,558,646       0.2%
#*  Eastern Platinum, Ltd..........................   310,296     442,361       0.1%
*   EcoSynthetix, Inc..............................     1,500       1,666       0.0%
*   Endeavour Mining Corp.......................... 2,595,876   1,355,493       0.2%
#*  Endeavour Silver Corp..........................   528,876   1,073,971       0.1%
#*  Energy Fuels, Inc..............................    76,572     379,527       0.1%
*   Entree Gold, Inc...............................    26,637      12,143       0.0%
*   Exeter Resource Corp...........................    70,137      38,949       0.0%
#*  First Majestic Silver Corp.....................   652,877   3,181,863       0.4%
#*  Fortress Paper, Ltd. Class A...................    16,706      31,709       0.0%
*   Fortuna Silver Mines, Inc......................   876,406   3,319,665       0.4%
#*  Golden Star Resources, Ltd..................... 1,116,362     240,575       0.0%
#*  Great Panther Silver, Ltd......................   700,801     371,747       0.1%
*   Guyana Goldfields, Inc.........................   426,283   1,102,365       0.1%
*   Hanfeng Evergreen, Inc.........................    45,837       4,916       0.0%
    HudBay Minerals, Inc........................... 1,368,604  13,532,901       1.7%
#*  IAMGOLD Corp................................... 2,443,241   5,467,676       0.7%
#*  Imperial Metals Corp...........................   236,915   2,570,425       0.3%
*   Interfor Corp..................................   379,331   5,429,794       0.7%
#*  International Tower Hill Mines, Ltd............   220,027      84,801       0.0%
    Intertape Polymer Group, Inc...................   324,227   4,415,292       0.6%
#*  Katanga Mining, Ltd............................ 1,025,162     225,170       0.0%
#*  Kirkland Lake Gold, Inc........................   450,508   2,199,330       0.3%
#*  Lake Shore Gold Corp........................... 2,850,316   2,811,335       0.4%
#   Lucara Diamond Corp............................ 1,368,165   2,302,010       0.3%
#   Major Drilling Group International, Inc........   551,312   2,956,476       0.4%
    Mandalay Resources Corp........................ 1,116,346     832,749       0.1%
*   Migao Corp.....................................    82,168      55,846       0.0%
*   Minco Base Metals Corp.........................     2,780          --       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
Materials -- (Continued)
*   Nautilus Minerals, Inc..............    89,354 $     34,808       0.0%
#*  Nevada Copper Corp..................   160,491      259,393       0.0%
#   Nevsun Resources, Ltd............... 1,171,411    4,621,563       0.6%
*   New Gold, Inc....................... 1,955,326    6,563,672       0.8%
#   Norbord, Inc........................   249,680    5,037,060       0.6%
#*  North American Palladium, Ltd.......   633,289       36,743       0.0%
#*  Northern Dynasty Minerals, Ltd......   148,624       57,897       0.0%
#*  Novagold Resources, Inc.............   550,799    2,109,152       0.3%
#   OceanaGold Corp..................... 1,907,309    3,635,981       0.5%
#   Osisko Gold Royalties, Ltd..........   149,942    2,009,576       0.3%
    Pan American Silver Corp............   938,273    8,982,224       1.1%
*   Phoscan Chemical Corp...............   432,579      100,391       0.0%
#*  Pilot Gold, Inc.....................    65,895       42,601       0.0%
#*  Platinum Group Metals, Ltd..........   241,887      108,263       0.0%
#*  Polymet Mining Corp.................   613,665      712,085       0.1%
#*  Primero Mining Corp................. 1,071,138    3,950,735       0.5%
#*  RB Energy, Inc......................   396,013        1,030       0.0%
*   Richmont Mines, Inc.................   214,702      690,463       0.1%
#*  Rubicon Minerals Corp...............   491,305      541,596       0.1%
#*  Sabina Gold & Silver Corp...........   383,055      109,535       0.0%
#*  Sandstorm Gold, Ltd.................   634,160    2,254,908       0.3%
*   Scorpio Mining Corp.................   978,870      154,153       0.0%
#*  Seabridge Gold, Inc.................   111,235      707,147       0.1%
*   SEMAFO, Inc......................... 1,578,846    4,854,968       0.6%
    Sherritt International Corp......... 1,936,161    4,011,937       0.5%
#*  Silver Standard Resources, Inc......   560,041    3,045,063       0.4%
*   St Andrew Goldfields, Ltd...........   774,028      186,049       0.0%
    Stella-Jones, Inc...................   177,300    6,391,029       0.8%
#*  Stornoway Diamond Corp..............   297,297      167,561       0.0%
#*  Tanzanian Royalty Exploration Corp..   298,950      121,414       0.0%
*   Taseko Mines, Ltd...................   960,266      803,870       0.1%
#*  Tembec, Inc.........................   403,476      929,684       0.1%
#*  Teranga Gold Corp................... 1,806,394    1,018,109       0.1%
#*  Thompson Creek Metals Co., Inc...... 1,092,468    1,403,502       0.2%
*   Timminco, Ltd.......................    69,822           77       0.0%
#*  Timmins Gold Corp...................   910,674      558,557       0.1%
*   Wesdome Gold Mines, Ltd.............   314,464      299,738       0.0%
#   Western Forest Products, Inc........ 2,201,509    3,339,214       0.4%
    Winpak, Ltd.........................   108,323    3,520,385       0.4%
                                                   ------------      ----
Total Materials.........................            184,062,953      23.2%
                                                   ------------      ----
Telecommunication Services -- (0.4%)
    Axia NetMedia Corp..................   185,467      493,451       0.1%
#   Manitoba Telecom Services, Inc......   161,284    3,471,650       0.4%
                                                   ------------      ----
Total Telecommunication Services........              3,965,101       0.5%
                                                   ------------      ----
Utilities -- (4.9%)
#   Algonquin Power & Utilities Corp.... 1,037,615    8,454,004       1.1%
#*  Alterra Power Corp.................. 1,104,421      343,272       0.1%
#   Boralex, Inc. Class A...............   163,468    1,876,529       0.3%
    Capital Power Corp..................   511,209   10,529,253       1.3%
    Capstone Infrastructure Corp........   555,800    1,704,484       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
Utilities -- (Continued)
#   Innergex Renewable Energy, Inc.............................................    508,427 $    4,728,181        0.6%
#   Just Energy Group, Inc.....................................................    727,176      3,905,595        0.5%
#*  Maxim Power Corp...........................................................     92,234        207,555        0.0%
#   Northland Power, Inc.......................................................    500,596      7,157,299        0.9%
#   Superior Plus Corp.........................................................    646,343      7,430,400        0.9%
#   TransAlta Renewables, Inc..................................................    103,322      1,067,903        0.1%
#   Valener, Inc...............................................................    237,512      3,334,814        0.4%
                                                                                           --------------      -----
Total Utilities................................................................                50,739,289        6.4%
                                                                                           --------------      -----
TOTAL COMMON STOCKS............................................................               789,615,711       99.5%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (23.8%).......................................
(S)@ DFA Short Term Investment Fund............................................ 21,347,533    246,990,957       31.1%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,242,975,777)............................            $1,036,606,668      130.6%
                                                                                           ==============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $ 80,611,557 $  9,710,499   --    $   90,322,056
   Consumer Staples...........   31,280,537           --   --        31,280,537
   Energy.....................  204,706,342       31,058   --       204,737,400
   Financials.................   62,140,169           --   --        62,140,169
   Health Care................   10,123,053        7,507   --        10,130,560
   Industrials................  104,725,615           --   --       104,725,615
   Information Technology.....   47,512,031           --   --        47,512,031
   Materials..................  184,056,930        6,023   --       184,062,953
   Telecommunication Services.    3,965,101           --   --         3,965,101
   Utilities..................   50,739,289           --   --        50,739,289
Securities Lending Collateral.           --  246,990,957   --       246,990,957
                               ------------ ------------   --    --------------
TOTAL......................... $779,860,624 $256,746,044   --    $1,036,606,668
                               ============ ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COMMON STOCKS -- (92.7%)
BRAZIL -- (5.6%)
    AES Tiete SA...............................................................    76,084 $   366,159       0.0%
    AMBEV SA...................................................................   855,320   5,376,711       0.1%
    AMBEV SA ADR............................................................... 4,741,571  30,014,144       0.7%
    Banco Bradesco SA..........................................................   876,698   8,740,938       0.2%
    Banco do Brasil SA.........................................................   906,592   8,009,917       0.2%
    BB Seguridade Participacoes SA.............................................   576,354   6,743,052       0.2%
    BM&FBovespa SA............................................................. 2,442,708  10,061,238       0.2%
    BR Malls Participacoes SA..................................................   647,523   3,524,578       0.1%
#   Braskem SA Sponsored ADR...................................................   165,709   1,375,385       0.0%
    BRF SA ADR.................................................................   539,479  11,582,614       0.3%
    CCR SA..................................................................... 1,120,568   6,173,826       0.2%
    Centrais Eletricas Brasileiras SA..........................................   204,600     495,720       0.0%
#   Centrais Eletricas Brasileiras SA ADR......................................    86,923     249,469       0.0%
#   Centrais Eletricas Brasileiras SA Sponsored ADR............................   100,200     245,490       0.0%
    CETIP SA - Mercados Organizados............................................   386,800   4,435,500       0.1%
#   Cia Brasileira de Distribuicao ADR.........................................    85,830   2,878,738       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo............................   288,000   1,701,455       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR........................   178,668   1,052,354       0.0%
    Cia Energetica de Minas Gerais.............................................    87,787     423,646       0.0%
    Cia Paranaense de Energia..................................................    27,600     209,774       0.0%
    Cia Paranaense de Energia Sponsored ADR....................................    57,783     632,146       0.0%
    Cia Siderurgica Nacional SA................................................   633,652   1,697,198       0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR..................................   911,142   2,450,972       0.1%
    Cielo SA................................................................... 1,033,020  14,379,553       0.3%
*   Cosan Logistica SA.........................................................   177,069     141,046       0.0%
    Cosan SA Industria e Comercio..............................................   181,808   1,780,095       0.0%
    CPFL Energia SA............................................................   215,566   1,421,629       0.0%
#   CPFL Energia SA ADR........................................................    65,545     853,396       0.0%
    Duratex SA.................................................................   569,365   1,604,377       0.0%
    EcoRodovias Infraestrutura e Logistica SA..................................   249,477     734,450       0.0%
    Embraer SA.................................................................    29,370     229,076       0.0%
    Embraer SA ADR.............................................................   187,162   5,835,711       0.1%
    Estacio Participacoes SA...................................................   259,318   1,566,434       0.0%
*   Fibria Celulose SA Sponsored ADR...........................................   488,398   6,842,456       0.2%
    Gerdau SA..................................................................   148,832     385,300       0.0%
    Gerdau SA Sponsored ADR....................................................   577,984   1,942,026       0.1%
    Guararapes Confeccoes SA...................................................     5,356     144,879       0.0%
*   Hypermarcas SA.............................................................   466,924   3,080,851       0.1%
    Itau Unibanco Holding SA...................................................   305,889   3,521,893       0.1%
    JBS SA..................................................................... 1,555,174   8,021,177       0.2%
    Klabin SA..................................................................   996,400   6,111,443       0.1%
    Kroton Educacional SA...................................................... 1,456,499   5,317,542       0.1%
    Localiza Rent a Car SA.....................................................   244,824   2,853,754       0.1%
    Lojas Americanas SA........................................................   206,237     903,543       0.0%
    Lojas Renner SA............................................................   162,587   5,668,784       0.1%
    M Dias Branco SA...........................................................    40,100   1,151,779       0.0%
    Multiplan Empreendimentos Imobiliarios SA..................................   112,800   1,984,235       0.1%
    Natura Cosmeticos SA.......................................................   230,150   2,199,944       0.1%
*   Oi SA......................................................................   109,065     204,522       0.0%
*   Oi SA ADR(670851302).......................................................       732       1,464       0.0%
#*  Oi SA ADR(670851401).......................................................    10,789      20,823       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA.....................................................     598,900 $  2,832,548       0.1%
#*  Petroleo Brasileiro SA ADR.................................................   1,308,418   12,429,971       0.3%
    Porto Seguro SA............................................................     235,799    2,949,689       0.1%
*   Qualicorp SA...............................................................     387,373    3,188,520       0.1%
    Raia Drogasil SA...........................................................     235,900    2,677,701       0.1%
*   Rumo Logistica Operadora Multimodal SA.....................................   1,465,079      632,139       0.0%
    Souza Cruz SA..............................................................     504,313    4,603,000       0.1%
    Tim Participacoes SA.......................................................     533,613    1,709,078       0.0%
    Tim Participacoes SA ADR...................................................      63,679    1,001,034       0.0%
    Totvs SA...................................................................     128,775    1,487,797       0.0%
    Tractebel Energia SA.......................................................     188,101    2,228,781       0.1%
    Transmissora Alianca de Energia Eletrica SA................................     186,134    1,225,058       0.0%
    Ultrapar Participacoes SA..................................................     334,284    7,693,208       0.2%
    Ultrapar Participacoes SA Sponsored ADR....................................     254,308    5,808,395       0.1%
    Usinas Siderurgicas de Minas Gerais SA.....................................      39,100      217,889       0.0%
    Vale SA....................................................................     252,500    1,898,181       0.1%
#   Vale SA Sponsored ADR......................................................   1,238,400    9,510,912       0.2%
    WEG SA.....................................................................     579,650    3,087,798       0.1%
                                                                                            ------------       ---
TOTAL BRAZIL...................................................................              252,524,905       5.8%
                                                                                            ------------       ---
CANADA -- (0.0%)
    Tahoe Resources, Inc.......................................................      30,009      423,433       0.0%
                                                                                            ------------       ---
CHILE -- (1.6%)
    AES Gener SA...............................................................   2,502,183    1,460,442       0.0%
    Aguas Andinas SA Class A...................................................   3,750,936    2,208,063       0.1%
    Banco de Chile.............................................................   3,083,541      357,432       0.0%
    Banco de Chile ADR.........................................................      46,585    3,270,262       0.1%
    Banco de Credito e Inversiones.............................................      37,214    1,855,687       0.1%
    Banco Santander Chile ADR..................................................     226,796    4,946,421       0.1%
    CAP SA.....................................................................     131,403      467,328       0.0%
    Cencosud SA................................................................   1,649,276    4,273,853       0.1%
    Cencosud SA ADR............................................................       8,408       64,489       0.0%
    Cia Cervecerias Unidas SA..................................................      69,124      744,028       0.0%
#   Cia Cervecerias Unidas SA ADR..............................................      57,361    1,254,485       0.0%
    Colbun SA..................................................................   8,004,723    2,416,533       0.1%
    Corpbanca SA............................................................... 201,239,114    2,279,712       0.1%
    Corpbanca SA ADR...........................................................      30,902      523,789       0.0%
*   E.CL SA....................................................................     127,905      208,069       0.0%
    Embotelladora Andina SA Class A ADR........................................      22,244      330,101       0.0%
#   Embotelladora Andina SA Class B ADR........................................      21,587      408,210       0.0%
#   Empresa Nacional de Electricidad SA Sponsored ADR..........................     127,402    5,875,780       0.1%
    Empresas CMPC SA...........................................................   2,074,399    5,894,054       0.1%
    Empresas COPEC SA..........................................................     371,673    4,279,724       0.1%
    Enersis SA Sponsored ADR...................................................     490,872    8,722,795       0.2%
    ENTEL Chile SA.............................................................     286,929    3,234,489       0.1%
    Inversiones Aguas Metropolitanas SA........................................     466,482      760,374       0.0%
#*  Latam Airlines Group SA Sponsored ADR......................................     552,959    5,291,818       0.1%
    Molibdenos y Metales SA....................................................      15,408      111,419       0.0%
    Parque Arauco SA...........................................................     207,902      390,889       0.0%
    SACI Falabella.............................................................     822,671    6,442,295       0.2%
    Sigdo Koppers SA...........................................................     361,767      541,837       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Sponsored ADR........................    121,378 $ 2,650,896       0.1%
    Sonda SA...................................................................    625,003   1,476,546       0.0%
                                                                                           -----------       ---
TOTAL CHILE....................................................................             72,741,820       1.7%
                                                                                           -----------       ---
CHINA -- (16.3%)
#   AAC Technologies Holdings, Inc.............................................      4,500      23,783       0.0%
    Agricultural Bank of China, Ltd. Class H................................... 14,058,000   7,932,441       0.2%
    Air China, Ltd. Class H....................................................  1,142,000   1,372,972       0.0%
#*  Aluminum Corp. of China, Ltd. ADR..........................................    112,680   1,813,021       0.0%
#*  Aluminum Corp. of China, Ltd. Class H......................................    996,000     636,197       0.0%
#   Angang Steel Co., Ltd. Class H.............................................  1,422,000   1,181,706       0.0%
#   Anhui Conch Cement Co., Ltd. Class H.......................................  1,041,500   4,217,736       0.1%
    Anta Sports Products, Ltd..................................................    432,000     956,573       0.0%
    AviChina Industry & Technology Co., Ltd. Class H...........................     28,000      31,974       0.0%
    Bank of China, Ltd. Class H................................................ 56,936,100  39,012,786       0.9%
    Bank of Communications Co., Ltd. Class H...................................  5,955,515   6,112,423       0.1%
    BBMG Corp. Class H.........................................................    787,500     974,636       0.0%
    Beijing Enterprises Holdings, Ltd..........................................    518,472   4,754,849       0.1%
#   Beijing Enterprises Water Group, Ltd.......................................    928,000     795,574       0.0%
    Belle International Holdings, Ltd..........................................  3,431,000   4,403,589       0.1%
    Brilliance China Automotive Holdings, Ltd..................................  1,434,000   2,691,230       0.1%
    Byd Co., Ltd. Class H......................................................    196,386   1,185,182       0.0%
    China CITIC Bank Corp., Ltd. Class H.......................................  5,751,928   5,208,744       0.1%
#   China Coal Energy Co., Ltd. Class H........................................  4,232,777   2,766,016       0.1%
    China Communications Construction Co., Ltd. Class H........................  4,046,000   7,359,082       0.2%
    China Construction Bank Corp. Class H...................................... 61,526,590  59,725,981       1.4%
#*  China COSCO Holdings Co., Ltd. Class H.....................................  2,263,000   2,068,989       0.1%
*   China Eastern Airlines Corp., Ltd. ADR.....................................      2,200      85,206       0.0%
*   China Eastern Airlines Corp., Ltd. Class H.................................    894,000     690,329       0.0%
    China Everbright International, Ltd........................................  2,133,000   3,977,522       0.1%
    China Gas Holdings, Ltd....................................................    922,000   1,624,289       0.0%
    China Hongqiao Group, Ltd..................................................    741,000     688,919       0.0%
    China International Marine Containers Group Co., Ltd. Class H..............    338,700     914,838       0.0%
    China Life Insurance Co., Ltd. ADR.........................................    308,012  22,383,232       0.5%
    China Longyuan Power Group Corp., Ltd. Class H.............................  1,931,000   2,388,119       0.1%
    China Mengniu Dairy Co., Ltd...............................................    732,000   3,717,719       0.1%
#   China Merchants Bank Co., Ltd. Class H.....................................  3,724,554  11,251,287       0.3%
    China Merchants Holdings International Co., Ltd............................  1,003,501   4,565,465       0.1%
    China Minsheng Banking Corp., Ltd. Class H.................................  4,510,500   6,609,216       0.2%
    China Mobile, Ltd..........................................................    918,661  65,619,955       1.5%
#   China Molybdenum Co., Ltd. Class H.........................................    691,322     692,378       0.0%
    China National Building Material Co., Ltd. Class H.........................  4,867,916   5,879,467       0.1%
    China Oilfield Services, Ltd. Class H......................................  1,504,000   3,088,015       0.1%
    China Overseas Land & Investment, Ltd......................................  3,276,000  13,624,759       0.3%
    China Pacific Insurance Group Co., Ltd. Class H............................  1,149,800   6,232,214       0.1%
#   China Petroleum & Chemical Corp. ADR.......................................    132,615  12,528,111       0.3%
    China Petroleum & Chemical Corp. Class H...................................  4,626,800   4,390,674       0.1%
    China Railway Construction Corp., Ltd. Class H.............................  1,682,000   3,371,483       0.1%
    China Railway Group, Ltd. Class H..........................................  3,316,000   4,679,092       0.1%
    China Resources Cement Holdings, Ltd.......................................  2,207,335   1,400,027       0.0%
#   China Resources Enterprise, Ltd............................................  1,117,000   3,421,771       0.1%
    China Resources Gas Group, Ltd.............................................    640,000   2,234,971       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    China Resources Land, Ltd..................................................  1,972,666 $ 7,169,912       0.2%
    China Resources Power Holdings Co., Ltd....................................  1,174,000   3,556,651       0.1%
    China Shenhua Energy Co., Ltd. Class H.....................................  2,160,500   5,597,013       0.1%
*   China Shipping Container Lines Co., Ltd. Class H...........................  3,872,000   2,183,614       0.1%
#   China South City Holdings, Ltd.............................................  1,814,000     799,469       0.0%
    China Southern Airlines Co., Ltd. Class H..................................    684,000     678,376       0.0%
#   China Southern Airlines Co., Ltd. Sponsored ADR............................     12,606     618,198       0.0%
    China State Construction International Holdings, Ltd.......................  1,348,000   2,618,846       0.1%
*   China Taiping Insurance Holdings Co., Ltd..................................    760,106   2,833,628       0.1%
    China Telecom Corp., Ltd. ADR..............................................     55,758   4,136,128       0.1%
    China Telecom Corp., Ltd. Class H..........................................  3,302,000   2,450,387       0.1%
#   China Unicom Hong Kong, Ltd.(2603496)......................................    483,030   9,076,134       0.2%
    China Unicom Hong Kong, Ltd.(6263830)......................................    166,000     311,769       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H..........................  2,630,000   2,362,892       0.1%
    CITIC Securities Co., Ltd. Class H.........................................    461,000   2,045,143       0.0%
    CITIC, Ltd.................................................................  1,425,000   2,850,698       0.1%
    CNOOC, Ltd.................................................................  3,783,000   6,431,179       0.1%
#   CNOOC, Ltd. ADR............................................................    127,716  21,871,365       0.5%
    COSCO Pacific, Ltd.........................................................  1,971,502   3,106,876       0.1%
    Country Garden Holdings Co., Ltd...........................................  7,983,686   4,300,009       0.1%
    CSPC Pharmaceutical Group, Ltd.............................................    752,000     778,866       0.0%
#   CSR Corp., Ltd.............................................................  1,471,000   2,839,553       0.1%
    Datang International Power Generation Co., Ltd. Class H....................  1,570,000     922,423       0.0%
#   Dongfang Electric Corp., Ltd. Class H......................................    264,600     600,585       0.0%
    Dongfeng Motor Group Co., Ltd. Class H.....................................  1,692,000   2,811,015       0.1%
    ENN Energy Holdings, Ltd...................................................    676,000   4,865,430       0.1%
#   Evergrande Real Estate Group, Ltd.......................................... 10,898,000  10,333,075       0.2%
#   Fosun International, Ltd...................................................  1,088,441   2,712,907       0.1%
#*  GCL-Poly Energy Holdings, Ltd..............................................  5,859,814   1,764,654       0.0%
#   Geely Automobile Holdings, Ltd.............................................  3,825,000   2,156,703       0.1%
    Great Wall Motor Co., Ltd. Class H.........................................    747,500   5,671,712       0.1%
    Guangdong Investment, Ltd..................................................  1,968,000   2,919,405       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR..................................     27,717     914,938       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H...............................  1,522,259   1,640,881       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H.............     98,000     376,041       0.0%
    Guangzhou R&F Properties Co., Ltd..........................................  2,102,000   2,680,996       0.1%
    Haier Electronics Group Co., Ltd...........................................    716,000   2,045,842       0.1%
#   Hanergy Thin Film Power Group, Ltd.........................................  5,460,000   5,074,284       0.1%
    Hengan International Group Co., Ltd........................................    588,500   7,260,282       0.2%
    Huadian Power International Corp., Ltd. Class H............................  1,394,000   1,546,981       0.0%
#   Huaneng Power International, Inc. Class H..................................    810,000   1,150,826       0.0%
#   Huaneng Power International, Inc. Sponsored ADR............................     34,452   1,961,008       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H........................ 64,483,185  56,102,613       1.3%
    Jiangsu Expressway Co., Ltd. Class H.......................................    944,000   1,291,283       0.0%
    Jiangxi Copper Co., Ltd. Class H...........................................    916,000   1,890,339       0.0%
    Kunlun Energy Co., Ltd.....................................................  3,328,000   3,942,277       0.1%
    Lenovo Group, Ltd..........................................................  5,097,278   8,765,126       0.2%
    Longfor Properties Co., Ltd................................................  1,382,500   2,378,201       0.1%
    Metallurgical Corp. of China, Ltd. Class H.................................  2,475,000   1,466,936       0.0%
    New China Life Insurance Co., Ltd. Class H.................................    490,700   3,039,665       0.1%
    New World China Land, Ltd..................................................  2,520,000   1,699,376       0.0%
    Nine Dragons Paper Holdings, Ltd...........................................     15,000      12,246       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
CHINA -- (Continued)
#   PetroChina Co., Ltd. ADR...................................................   125,562 $ 16,187,453       0.4%
    PetroChina Co., Ltd. Class H............................................... 1,924,000    2,481,504       0.1%
    PICC Property & Casualty Co., Ltd. Class H................................. 2,050,132    4,547,398       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H......................... 1,337,500   19,196,585       0.4%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H....................   988,000      916,889       0.0%
#   Shanghai Electric Group Co., Ltd. Class H.................................. 1,082,000    1,103,320       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H......................   180,500      684,637       0.0%
    Shanghai Industrial Holdings, Ltd..........................................   538,274    2,146,088       0.1%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.........................   419,300    1,302,441       0.0%
    Shenzhou International Group Holdings, Ltd.................................   412,000    1,929,775       0.0%
    Shimao Property Holdings, Ltd.............................................. 1,892,371    4,445,512       0.1%
    Sihuan Pharmaceutical Holdings Group, Ltd.................................. 2,286,000    1,300,715       0.0%
    Sino Biopharmaceutical, Ltd................................................ 2,244,000    2,559,039       0.1%
    Sino-Ocean Land Holdings, Ltd.............................................. 2,781,743    2,321,263       0.1%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H........................... 1,693,000    1,022,827       0.0%
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.....................     9,818      593,272       0.0%
    Sinopharm Group Co., Ltd. Class H..........................................   696,000    3,323,777       0.1%
    SOHO China, Ltd............................................................ 2,533,763    1,925,424       0.0%
#   Sun Art Retail Group, Ltd.................................................. 1,994,000    2,048,529       0.1%
    Tencent Holdings, Ltd...................................................... 3,916,400   80,830,072       1.8%
    Tingyi Cayman Islands Holding Corp......................................... 1,562,000    3,302,611       0.1%
    Tsingtao Brewery Co., Ltd. Class H.........................................   186,000    1,187,679       0.0%
#   Want Want China Holdings, Ltd.............................................. 4,988,000    5,477,858       0.1%
    Weichai Power Co., Ltd. Class H............................................   341,200    1,347,502       0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H...................   309,400      722,018       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H...................................... 1,172,000    1,173,448       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR................................   106,215    1,056,839       0.0%
    Zhejiang Expressway Co., Ltd. Class H...................................... 1,358,000    2,167,253       0.1%
    Zhuzhou CSR Times Electric Co., Ltd. Class H...............................   302,000    2,556,315       0.1%
    Zijin Mining Group Co., Ltd. Class H....................................... 2,667,000      988,231       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.................... 1,262,200      874,375       0.0%
    ZTE Corp. Class H..........................................................   257,238      863,950       0.0%
                                                                                          ------------      ----
TOTAL CHINA....................................................................            742,483,897      16.9%
                                                                                          ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA.........................................................   211,196    2,266,234       0.1%
    Banco de Bogota SA.........................................................    30,390      802,235       0.0%
    Bancolombia SA.............................................................   233,082    2,465,855       0.1%
    Bancolombia SA Sponsored ADR...............................................   107,401    4,862,043       0.1%
    Celsia SA ESP..............................................................     6,565       13,918       0.0%
    Cementos Argos SA..........................................................   415,306    1,764,440       0.0%
*   Cemex Latam Holdings SA....................................................   138,849      775,269       0.0%
    Corp. Financiera Colombiana SA.............................................    51,792      832,760       0.0%
    Ecopetrol SA............................................................... 1,016,730      866,483       0.0%
#   Ecopetrol SA Sponsored ADR.................................................   220,479    3,774,600       0.1%
    Empresa de Energia de Bogota SA ESP........................................   980,096      699,481       0.0%
    Grupo Argos SA.............................................................     5,542       43,508       0.0%
    Grupo Aval Acciones y Valores..............................................   135,177       68,383       0.0%
    Grupo Aval Acciones y Valores ADR..........................................    34,619      350,344       0.0%
    Grupo de Inversiones Suramericana SA.......................................   118,468    1,946,615       0.1%
    Grupo Nutresa SA...........................................................   119,583    1,243,021       0.0%
    Interconexion Electrica SA ESP.............................................   552,280    1,854,845       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COLOMBIA -- (Continued)
    Isagen SA ESP.............................................................. 1,196,598 $ 1,599,985       0.0%
                                                                                          -----------       ---
TOTAL COLOMBIA.................................................................            26,230,019       0.6%
                                                                                          -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S....................................................................   216,285   5,619,122       0.1%
    Komercni Banka A.S.........................................................     6,590   1,468,549       0.1%
    O2 Czech Republic A.S......................................................   170,826   1,402,370       0.0%
    Philip Morris CR A.S.......................................................       586     249,659       0.0%
*   Unipetrol A.S..............................................................    12,131      76,268       0.0%
                                                                                          -----------       ---
TOTAL CZECH REPUBLIC...........................................................             8,815,968       0.2%
                                                                                          -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR................................   638,346   4,406,009       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR............................       676       2,440       0.0%
*   Global Telecom Holding SAE GDR.............................................   513,068   1,123,619       0.0%
                                                                                          -----------       ---
TOTAL EGYPT....................................................................             5,532,068       0.1%
                                                                                          -----------       ---
GREECE -- (0.4%)
    Aegean Airlines SA.........................................................    38,061     320,903       0.0%
*   Alpha Bank AE.............................................................. 5,260,851   1,843,431       0.1%
    Athens Water Supply & Sewage Co. SA (The)..................................    43,827     245,811       0.0%
*   Ellaktor SA................................................................     7,610      17,084       0.0%
*   Eurobank Ergasias SA.......................................................    33,138       5,045       0.0%
    FF Group...................................................................    34,149   1,029,719       0.0%
    Hellenic Petroleum SA......................................................   117,487     585,880       0.0%
*   Hellenic Telecommunications Organization SA................................   340,319   3,093,475       0.1%
    JUMBO SA...................................................................   168,373   1,737,439       0.0%
    Metka SA...................................................................    13,411     125,083       0.0%
    Motor Oil Hellas Corinth Refineries SA.....................................    96,253     842,834       0.0%
*   Mytilineos Holdings SA.....................................................    87,326     602,262       0.0%
*   National Bank of Greece SA................................................. 1,922,840   2,696,077       0.1%
    OPAP SA....................................................................   278,698   2,493,364       0.1%
*   Piraeus Bank SA............................................................ 2,067,592     922,762       0.0%
*   Public Power Corp. SA......................................................   144,358     971,012       0.0%
    Titan Cement Co. SA........................................................    64,108   1,616,889       0.0%
                                                                                          -----------       ---
TOTAL GREECE...................................................................            19,149,070       0.4%
                                                                                          -----------       ---
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C....................................................     4,179      12,045       0.0%
*   Magyar Telekom Telecommunications P.L.C....................................   773,065   1,156,295       0.0%
    MOL Hungarian Oil & Gas P.L.C..............................................    48,538   2,700,029       0.1%
    OTP Bank P.L.C.............................................................   208,582   4,612,208       0.1%
    Richter Gedeon Nyrt........................................................   180,244   3,026,028       0.1%
                                                                                          -----------       ---
TOTAL HUNGARY..................................................................            11,506,605       0.3%
                                                                                          -----------       ---
INDIA -- (8.6%)
    ABB India, Ltd.............................................................    22,190     464,933       0.0%
    ACC, Ltd...................................................................    24,052     544,366       0.0%
    Adani Enterprises, Ltd.....................................................   260,707   2,771,600       0.1%
    Adani Ports & Special Economic Zone, Ltd...................................   458,036   2,296,539       0.1%
*   Adani Power, Ltd...........................................................   722,177     489,547       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    Aditya Birla Nuvo, Ltd.....................................................    76,093 $ 1,888,216       0.1%
    Ambuja Cements, Ltd........................................................   849,713   3,108,768       0.1%
    Apollo Hospitals Enterprise, Ltd...........................................    70,114   1,262,751       0.0%
*   Ashok Leyland, Ltd......................................................... 1,393,577   1,527,676       0.0%
    Asian Paints, Ltd..........................................................   355,521   4,278,505       0.1%
    Aurobindo Pharma, Ltd......................................................   312,566   6,319,867       0.2%
    Axis Bank, Ltd............................................................. 1,182,537  10,597,142       0.2%
    Bajaj Auto, Ltd............................................................   131,018   3,995,575       0.1%
    Bajaj Finserv, Ltd.........................................................    45,172   1,009,866       0.0%
    Bajaj Holdings & Investment, Ltd...........................................    49,279   1,002,973       0.0%
    Bank of Baroda.............................................................   533,585   1,414,278       0.0%
    Bharat Electronics, Ltd....................................................    17,301     843,295       0.0%
    Bharat Forge, Ltd..........................................................   231,225   4,560,986       0.1%
    Bharat Heavy Electricals, Ltd..............................................   806,269   3,050,235       0.1%
    Bharat Petroleum Corp., Ltd................................................   192,861   2,317,020       0.1%
    Bharti Airtel, Ltd.........................................................   748,242   4,490,996       0.1%
    Bhushan Steel, Ltd.........................................................    68,315      66,012       0.0%
    Bosch, Ltd.................................................................     9,420   3,346,001       0.1%
    Britannia Industries, Ltd..................................................    26,712     922,683       0.0%
    Cadila Healthcare, Ltd.....................................................    67,421   1,800,030       0.0%
    Cairn India, Ltd...........................................................   655,103   2,208,420       0.1%
    Canara Bank................................................................   238,144   1,416,916       0.0%
    Cipla, Ltd.................................................................   289,271   2,900,262       0.1%
    Colgate-Palmolive India, Ltd...............................................    47,211   1,485,028       0.0%
    Container Corp. Of India, Ltd..............................................    59,759   1,538,554       0.0%
    Crompton Greaves, Ltd......................................................   168,242     444,623       0.0%
    Cummins India, Ltd.........................................................    81,976   1,107,208       0.0%
    Dabur India, Ltd...........................................................   381,940   1,512,895       0.0%
    Divi's Laboratories, Ltd...................................................    70,568   1,908,327       0.1%
    DLF, Ltd................................................................... 1,006,887   2,168,180       0.1%
    Dr Reddy's Laboratories, Ltd...............................................    53,243   2,776,171       0.1%
    Dr Reddy's Laboratories, Ltd. ADR..........................................   107,494   5,587,538       0.1%
    Eicher Motors, Ltd.........................................................     6,764   1,628,928       0.0%
    Emami, Ltd.................................................................    64,485     943,066       0.0%
*   Essar Oil, Ltd.............................................................   375,544     642,985       0.0%
    Exide Industries, Ltd......................................................   307,619     823,830       0.0%
    GAIL India, Ltd............................................................   398,117   2,261,367       0.1%
    GAIL India, Ltd. GDR.......................................................    28,791     973,559       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd...................................     8,748     856,698       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.......................................     2,636     139,284       0.0%
    Glenmark Pharmaceuticals, Ltd..............................................    83,982   1,174,342       0.0%
    Godrej Consumer Products, Ltd..............................................   125,632   2,097,377       0.1%
    Godrej Industries, Ltd.....................................................    48,714     283,356       0.0%
    Grasim Industries, Ltd.....................................................     6,300     355,443       0.0%
    Havells India, Ltd.........................................................   278,229   1,226,697       0.0%
    HCL Technologies, Ltd......................................................   753,186  10,492,019       0.2%
    HDFC Bank, Ltd............................................................. 1,530,953  23,924,123       0.6%
    Hero MotoCorp, Ltd.........................................................    91,916   3,369,808       0.1%
    Hindalco Industries, Ltd................................................... 1,549,771   3,128,349       0.1%
    Hindustan Petroleum Corp., Ltd.............................................   118,314   1,167,221       0.0%
    Hindustan Unilever, Ltd....................................................   656,817   8,841,199       0.2%
    ICICI Bank, Ltd............................................................ 1,099,920   5,771,522       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    ICICI Bank, Ltd. Sponsored ADR............................................. 1,043,395 $11,404,307       0.3%
    Idea Cellular, Ltd......................................................... 1,389,211   3,830,259       0.1%
    IDFC, Ltd..................................................................   601,656   1,589,534       0.0%
    Indian Oil Corp., Ltd......................................................   179,125   1,019,507       0.0%
    IndusInd Bank, Ltd.........................................................   233,807   3,042,616       0.1%
    Infosys, Ltd...............................................................   440,014  13,439,946       0.3%
    Infosys, Ltd. Sponsored ADR................................................   423,944  13,133,785       0.3%
    ITC, Ltd................................................................... 2,535,353  12,883,006       0.3%
*   Jaiprakash Associates, Ltd................................................. 1,393,318     457,343       0.0%
    Jindal Steel & Power, Ltd..................................................   437,143     954,135       0.0%
    JSW Energy, Ltd............................................................   493,373     883,801       0.0%
    JSW Steel, Ltd.............................................................   232,915   3,408,286       0.1%
    Kotak Mahindra Bank, Ltd...................................................   247,382   5,181,729       0.1%
    Larsen & Toubro, Ltd.......................................................   238,802   6,149,278       0.1%
    LIC Housing Finance, Ltd...................................................    53,635     363,966       0.0%
    Lupin, Ltd.................................................................   167,887   4,692,887       0.1%
    Mahindra & Mahindra, Ltd...................................................   623,090  11,266,186       0.3%
*   Marico Kaya Enterprises, Ltd...............................................     2,327      60,376       0.0%
    Marico, Ltd................................................................   174,733   1,101,803       0.0%
    Maruti Suzuki India, Ltd...................................................    82,439   4,843,623       0.1%
    Motherson Sumi Systems, Ltd................................................   355,054   2,820,695       0.1%
    Mphasis, Ltd...............................................................    10,440      64,365       0.0%
    MRF, Ltd...................................................................       193     111,864       0.0%
    National Aluminium Co., Ltd................................................   389,816     290,754       0.0%
    Nestle India, Ltd..........................................................    21,225   2,196,022       0.1%
    NHPC, Ltd.................................................................. 1,481,537     461,292       0.0%
    NTPC, Ltd.................................................................. 1,566,722   3,694,198       0.1%
    Oil & Natural Gas Corp., Ltd...............................................   709,855   3,393,460       0.1%
    Oil India, Ltd.............................................................   151,687   1,092,389       0.0%
    Oracle Financial Services Software, Ltd....................................    20,584   1,068,577       0.0%
    Petronet LNG, Ltd..........................................................   234,560     641,317       0.0%
    Pidilite Industries, Ltd...................................................   144,452   1,283,072       0.0%
    Piramal Enterprises, Ltd...................................................    59,322     888,919       0.0%
    Power Grid Corp. of India, Ltd.............................................   896,116   2,003,321       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd................................     8,044     869,910       0.0%
*   Reliance Communications, Ltd...............................................   804,342     767,681       0.0%
    Reliance Industries, Ltd................................................... 1,163,780  15,832,506       0.4%
    Reliance Infrastructure, Ltd...............................................   122,220     798,188       0.0%
*   Reliance Power, Ltd........................................................   807,301     718,541       0.0%
    Rural Electrification Corp., Ltd...........................................    47,495     232,398       0.0%
    Sesa Sterlite, Ltd......................................................... 1,987,821   6,522,497       0.2%
    Shree Cement, Ltd..........................................................    10,489   1,680,568       0.0%
    Shriram Transport Finance Co., Ltd.........................................    76,457   1,179,084       0.0%
    Siemens, Ltd...............................................................   100,767   2,167,732       0.1%
    State Bank of India........................................................ 1,507,110   6,386,913       0.2%
    Sun Pharmaceutical Industries, Ltd.........................................   849,274  12,602,436       0.3%
    Sun TV Network, Ltd........................................................   120,543     662,056       0.0%
    Tata Consultancy Services, Ltd.............................................   534,716  20,809,187       0.5%
    Tata Motors, Ltd.(B611LV1).................................................   679,237   5,458,609       0.1%
*   Tata Motors, Ltd...........................................................    37,389     299,189       0.0%
    Tata Motors, Ltd. Sponsored ADR............................................    84,855   3,495,177       0.1%
    Tata Power Co., Ltd........................................................ 1,564,734   1,864,636       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDIA -- (Continued)
    Tata Steel, Ltd............................................................    557,363 $  3,172,544       0.1%
    Tech Mahindra, Ltd.........................................................    620,640    6,069,110       0.1%
    Titan Co., Ltd.............................................................    207,778    1,249,445       0.0%
    Torrent Pharmaceuticals, Ltd...............................................     53,498    1,014,393       0.0%
    Ultratech Cement, Ltd......................................................     48,471    2,042,901       0.1%
    United Breweries, Ltd......................................................     69,276    1,014,979       0.0%
*   United Spirits, Ltd........................................................      1,884       99,301       0.0%
    UPL, Ltd...................................................................    330,604    2,558,426       0.1%
    Wipro, Ltd.................................................................    565,538    4,781,662       0.1%
    Yes Bank, Ltd..............................................................    466,004    6,183,307       0.1%
    Zee Entertainment Enterprises, Ltd.........................................    669,182    3,288,185       0.1%
                                                                                           ------------       ---
TOTAL INDIA....................................................................             393,063,334       9.0%
                                                                                           ------------       ---
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT..............................................  9,457,000      470,313       0.0%
    Adaro Energy Tbk PT........................................................ 25,104,800    1,690,306       0.0%
    AKR Corporindo Tbk PT......................................................  2,169,800      868,577       0.0%
    Astra Agro Lestari Tbk PT..................................................  1,099,000    1,718,739       0.1%
    Astra International Tbk PT................................................. 23,646,410   12,443,490       0.3%
    Bank Central Asia Tbk PT................................................... 12,001,000   12,425,920       0.3%
    Bank Danamon Indonesia Tbk PT..............................................  5,384,779    1,647,093       0.0%
    Bank Mandiri Persero Tbk PT................................................  9,448,217    7,771,543       0.2%
    Bank Negara Indonesia Persero Tbk PT.......................................  6,617,322    3,265,760       0.1%
*   Bank Pan Indonesia Tbk PT..................................................  7,175,000      717,752       0.0%
    Bank Rakyat Indonesia Persero Tbk PT....................................... 12,911,600   11,527,476       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT....................................    768,500      234,186       0.0%
*   Bayan Resources Tbk PT.....................................................     79,500       50,258       0.0%
    Bumi Serpong Damai Tbk PT.................................................. 10,418,800    1,492,872       0.0%
    Charoen Pokphand Indonesia Tbk PT..........................................  8,903,300    1,941,399       0.1%
    Ciputra Development Tbk PT................................................. 14,931,200    1,574,212       0.0%
*   Garuda Indonesia Persero Tbk PT............................................  5,868,900      268,765       0.0%
    Global Mediacom Tbk PT..................................................... 15,193,700    1,813,689       0.1%
    Gudang Garam Tbk PT........................................................    453,400    1,742,588       0.1%
    Holcim Indonesia Tbk PT....................................................  2,848,700      340,104       0.0%
    Indo Tambangraya Megah Tbk PT..............................................    963,400      935,438       0.0%
    Indocement Tunggal Prakarsa Tbk PT.........................................  1,647,100    2,659,936       0.1%
    Indofood CBP Sukses Makmur Tbk PT..........................................    793,200      804,991       0.0%
    Indofood Sukses Makmur Tbk PT..............................................  8,788,600    4,561,539       0.1%
*   Indosat Tbk PT.............................................................  1,720,800      530,779       0.0%
    Japfa Comfeed Indonesia Tbk PT.............................................  2,644,500      111,652       0.0%
    Jasa Marga Persero Tbk PT..................................................  1,802,000      858,508       0.0%
    Kalbe Farma Tbk PT......................................................... 26,931,600    3,723,214       0.1%
    Lippo Karawaci Tbk PT...................................................... 35,537,800    3,242,323       0.1%
    Matahari Putra Prima Tbk PT................................................  2,472,300      753,883       0.0%
    Mayora Indah Tbk PT........................................................    862,133    1,694,875       0.1%
    Media Nusantara Citra Tbk PT...............................................  9,925,500    1,684,373       0.0%
    MNC Investama Tbk PT....................................................... 13,972,500      289,703       0.0%
*   MNC Sky Vision Tbk PT......................................................    173,100       21,423       0.0%
    Pakuwon Jati Tbk PT........................................................ 36,122,900    1,216,226       0.0%
*   Panasia Indo Resources Tbk PT..............................................     75,100        3,505       0.0%
    Pembangunan Perumahan Persero Tbk PT.......................................  2,790,800      840,935       0.0%
    Perusahaan Gas Negara Persero Tbk PT....................................... 11,886,300    3,746,537       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT......................  5,154,700 $    563,587       0.0%
    Sawit Sumbermas Sarana Tbk PT..............................................  4,401,900      644,422       0.0%
    Semen Indonesia Persero Tbk PT.............................................  4,435,500    4,265,287       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT...............................  1,116,500      474,517       0.0%
    Sumber Alfaria Trijaya Tbk PT..............................................     40,000        1,630       0.0%
    Summarecon Agung Tbk PT.................................................... 10,262,100    1,402,041       0.0%
    Surya Citra Media Tbk PT...................................................  5,694,600    1,269,662       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT.................................  1,973,800    1,419,132       0.0%
    Telekomunikasi Indonesia Persero Tbk PT.................................... 39,175,700    7,879,067       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR......................     60,017    2,483,503       0.1%
    Tower Bersama Infrastructure Tbk PT........................................  2,454,900    1,604,570       0.0%
*   Trada Maritime Tbk PT......................................................  4,280,400       16,516       0.0%
    Unilever Indonesia Tbk PT..................................................  1,856,500    6,087,992       0.2%
    United Tractors Tbk PT.....................................................  3,147,296    5,175,039       0.1%
    Vale Indonesia Tbk PT......................................................  4,547,800      977,064       0.0%
    Waskita Karya Persero Tbk PT...............................................  2,721,100      361,064       0.0%
    Wijaya Karya Persero Tbk PT................................................  4,286,500      982,723       0.0%
    XL Axiata Tbk PT...........................................................  6,716,300    2,084,458       0.1%
                                                                                           ------------       ---
TOTAL INDONESIA................................................................             129,377,156       3.0%
                                                                                           ------------       ---
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd.............................................................    927,900      844,534       0.0%
#   Affin Holdings Bhd.........................................................  1,192,000      973,554       0.0%
#   AirAsia Bhd................................................................  2,414,500    1,537,072       0.0%
    Alliance Financial Group Bhd...............................................  2,238,000    2,970,592       0.1%
#   AMMB Holdings Bhd..........................................................  3,628,859    6,590,672       0.2%
    Astro Malaysia Holdings Bhd................................................  1,993,000    1,754,716       0.0%
#   Axiata Group Bhd...........................................................  2,921,375    5,520,516       0.1%
    Batu Kawan Bhd.............................................................     92,000      469,083       0.0%
    Berjaya Land Bhd...........................................................     95,000       19,668       0.0%
    Berjaya Sports Toto Bhd....................................................    872,176      797,802       0.0%
#   BIMB Holdings Bhd..........................................................  1,089,755    1,223,396       0.0%
    Boustead Holdings Bhd......................................................    476,786      617,730       0.0%
    British American Tobacco Malaysia Bhd......................................    162,900    3,057,947       0.1%
#*  Bumi Armada Bhd............................................................  2,802,500      933,896       0.0%
#   Bursa Malaysia Bhd.........................................................    394,500      966,896       0.0%
    Cahya Mata Sarawak Bhd.....................................................    669,400      952,358       0.0%
    Carlsberg Brewery Malaysia Bhd Class B.....................................    100,900      379,215       0.0%
#   CIMB Group Holdings Bhd....................................................  5,511,013    9,116,828       0.2%
#   Dialog Group Bhd...........................................................  3,268,618    1,482,713       0.0%
    DiGi.Com Bhd...............................................................  3,359,220    5,663,144       0.1%
    DRB-Hicom Bhd..............................................................  1,198,900      631,807       0.0%
    Fraser & Neave Holdings Bhd................................................     90,500      470,650       0.0%
#   Gamuda Bhd.................................................................  1,654,900    2,428,830       0.1%
#   Genting Bhd................................................................  1,962,900    4,818,446       0.1%
#   Genting Malaysia Bhd.......................................................  3,449,200    4,157,451       0.1%
#   Genting Plantations Bhd....................................................    317,000      880,152       0.0%
    Guinness Anchor Bhd........................................................    175,200      718,325       0.0%
#   HAP Seng Consolidated Bhd..................................................  1,099,200    1,424,606       0.0%
#   Hartalega Holdings Bhd.....................................................    434,900      994,920       0.0%
    Hong Leong Bank Bhd........................................................    649,160    2,562,259       0.1%
#   Hong Leong Financial Group Bhd.............................................    514,929    2,335,259       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   IHH Healthcare Bhd.........................................................  1,936,600 $  3,214,695       0.1%
#   IJM Corp. Bhd..............................................................  3,610,681    7,435,069       0.2%
    IOI Corp. Bhd..............................................................  3,128,205    3,808,667       0.1%
#   IOI Properties Group Bhd...................................................  1,792,643    1,074,329       0.0%
    KPJ Healthcare Bhd.........................................................      9,850       11,770       0.0%
#   Kuala Lumpur Kepong Bhd....................................................    562,800    3,501,319       0.1%
#   Kulim Malaysia Bhd.........................................................    548,200      400,292       0.0%
    Lafarge Malaysia Bhd.......................................................    586,980    1,589,008       0.0%
    LPI Capital Bhd............................................................     25,950      105,605       0.0%
    Magnum Bhd.................................................................    486,300      372,408       0.0%
#   Malayan Banking Bhd........................................................  4,526,936   11,698,072       0.3%
#   Malaysia Airports Holdings Bhd.............................................    932,546    1,686,495       0.0%
#   Maxis Bhd..................................................................  2,398,100    4,663,478       0.1%
    MISC Bhd...................................................................  1,107,798    2,834,660       0.1%
#   MMC Corp. Bhd..............................................................  1,489,100    1,124,424       0.0%
    Nestle Malaysia Bhd........................................................    159,800    3,323,337       0.1%
    Oriental Holdings Bhd......................................................     39,700       87,018       0.0%
*   Parkson Holdings Bhd.......................................................    189,645      114,226       0.0%
#   Petronas Chemicals Group Bhd...............................................  2,718,900    4,470,693       0.1%
#   Petronas Dagangan Bhd......................................................    275,600    1,656,555       0.0%
#   Petronas Gas Bhd...........................................................    661,200    4,215,671       0.1%
    PPB Group Bhd..............................................................    755,700    3,250,755       0.1%
    Press Metal Bhd............................................................    126,700      100,181       0.0%
#   Public Bank Bhd............................................................  2,808,914   15,356,169       0.4%
    QL Resources Bhd...........................................................    630,900      706,972       0.0%
#   RHB Capital Bhd............................................................  1,019,781    2,257,814       0.1%
#   Sapurakencana Petroleum Bhd................................................  5,700,500    4,244,796       0.1%
*   Shell Refining Co. Federation of Malaya Bhd................................     55,900       75,504       0.0%
#   Sime Darby Bhd.............................................................  2,848,129    7,236,624       0.2%
    SP Setia Bhd Group.........................................................    656,678      627,820       0.0%
#   Sunway Bhd.................................................................  1,824,000    1,937,593       0.1%
    Telekom Malaysia Bhd.......................................................  1,104,461    2,293,374       0.1%
    Tenaga Nasional Bhd........................................................  3,057,950   12,307,451       0.3%
#   UEM Sunrise Bhd............................................................  2,331,937      841,837       0.0%
    UMW Holdings Bhd...........................................................  1,230,666    3,672,896       0.1%
    UMW Oil & Gas Corp. Bhd....................................................     30,400       18,665       0.0%
    United Plantations Bhd.....................................................     61,000      444,517       0.0%
#   Westports Holdings Bhd.....................................................  1,011,800    1,276,828       0.0%
    YTL Corp. Bhd.............................................................. 13,249,286    6,208,188       0.2%
#   YTL Power International Bhd................................................  1,851,047      830,497       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA.................................................................             188,371,309       4.3%
                                                                                           ------------       ---
MEXICO -- (4.9%)
    Alfa S.A.B. de C.V. Class A................................................  5,073,711   10,301,532       0.2%
    America Movil S.A.B. de C.V. Series L...................................... 39,883,990   41,802,539       1.0%
    America Movil S.A.B. de C.V. Series L ADR..................................     22,528      470,610       0.0%
    Arca Continental S.A.B. de C.V.............................................    758,321    4,651,648       0.1%
*   Cemex S.A.B. de C.V........................................................  5,915,864    5,710,725       0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........................................  1,626,890   15,650,679       0.4%
    Coca-Cola Femsa S.A.B. de C.V. Series L....................................    298,900    2,390,304       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...............................     16,027    1,280,557       0.0%
    Controladora Comercial Mexicana S.A.B. de C.V..............................    758,975    2,446,806       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MEXICO -- (Continued)
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.............      8,726 $      7,906       0.0%
*   El Puerto de Liverpool S.A.B. de C.V.......................................    181,160    1,996,987       0.0%
*   Fomento Economico Mexicano S.A.B. de C.V...................................  1,793,669   16,229,770       0.4%
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR....................     25,918    2,345,320       0.1%
    Gruma S.A.B. de C.V. Class B...............................................    258,491    3,113,956       0.1%
    Gruma S.A.B. de C.V. Sponsored ADR.........................................      4,238      204,441       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR........................     13,041      926,563       0.0%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B....................    275,770    1,959,797       0.0%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.........................     31,732    4,587,495       0.1%
*   Grupo Bimbo S.A.B. de C.V. Series A........................................  1,800,135    4,825,939       0.1%
    Grupo Carso S.A.B. de C.V. Series A1.......................................    812,665    3,389,017       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.......................................    214,875      644,821       0.0%
    Grupo Elektra S.A.B. de C.V................................................     45,442    1,172,334       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.....................................  2,056,631   11,666,575       0.3%
    Grupo Financiero Inbursa S.A.B. de C.V.....................................  2,522,247    6,025,313       0.1%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B...................  1,977,706    4,028,374       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...............     84,444      858,795       0.0%
    Grupo Mexico S.A.B. de C.V. Series B.......................................  4,297,411   13,279,902       0.3%
*   Grupo Qumma S.A. de C.V. Series B..........................................      1,591           --       0.0%
#*  Grupo Televisa S.A.B. Series CPO...........................................  2,556,698   18,614,468       0.4%
*   Grupo Televisa S.A.B. Sponsored ADR........................................     56,214    2,046,752       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.......  2,362,916    5,205,746       0.1%
    Industrias Penoles S.A.B. de C.V...........................................    168,442    2,854,577       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V..............................    351,259    2,050,041       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A............................  1,894,933    4,172,261       0.1%
*   Megacable Holdings S.A.B. de C.V...........................................     29,691      123,471       0.0%
    Mexichem S.A.B. de C.V.....................................................  1,321,311    3,779,973       0.1%
#*  Minera Frisco S.A.B. de C.V................................................    783,633      648,686       0.0%
*   OHL Mexico S.A.B. de C.V...................................................  1,084,079    2,190,487       0.1%
    Organizacion Soriana S.A.B. de C.V. Class B................................  1,103,275    2,699,579       0.1%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.....................    299,137    3,431,633       0.1%
*   Savia SA Class A...........................................................    120,000           --       0.0%
    Wal-Mart de Mexico S.A.B. de C.V...........................................  5,695,705   13,402,096       0.3%
                                                                                           ------------       ---
TOTAL MEXICO...................................................................             223,188,475       5.1%
                                                                                           ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.................................................      6,659       52,939       0.0%
    Cia de Minas Buenaventura SAA ADR..........................................    139,674    1,561,555       0.0%
    Credicorp, Ltd.............................................................     74,731   11,400,214       0.3%
    Grana y Montero SAA Sponsored ADR..........................................     46,347      371,703       0.0%
                                                                                           ------------       ---
TOTAL PERU.....................................................................              13,386,411       0.3%
                                                                                           ------------       ---
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc...............................................  1,896,710    2,409,028       0.1%
    Aboitiz Power Corp.........................................................  1,495,200    1,439,501       0.0%
    Alliance Global Group, Inc.................................................  5,222,200    2,967,794       0.1%
    Ayala Corp.................................................................    167,047    2,921,033       0.1%
    Ayala Land, Inc............................................................  6,357,518    5,500,139       0.1%
    Bank of the Philippine Islands.............................................    853,133    1,937,691       0.0%
    BDO Unibank, Inc...........................................................  1,681,261    4,111,461       0.1%
    DMCI Holdings, Inc.........................................................  7,892,900    2,656,013       0.1%
    Energy Development Corp.................................................... 20,970,700    3,803,318       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    First Gen Corp.............................................................     49,300 $    31,032       0.0%
*   Fwbc Holdings, Inc.........................................................  2,006,957          --       0.0%
    Globe Telecom, Inc.........................................................     44,825   2,191,537       0.1%
    International Container Terminal Services, Inc.............................    840,480   2,073,092       0.1%
    JG Summit Holdings, Inc....................................................    986,470   1,580,166       0.0%
    Jollibee Foods Corp........................................................    477,720   2,131,805       0.1%
    LT Group, Inc..............................................................  2,006,800     669,976       0.0%
    Manila Electric Co.........................................................    174,370   1,019,212       0.0%
    Megaworld Corp............................................................. 21,354,800   2,531,709       0.1%
    Metro Pacific Investments Corp............................................. 17,836,600   1,811,162       0.0%
    Metropolitan Bank & Trust Co...............................................    856,505   1,785,472       0.0%
    Petron Corp................................................................    490,283     108,293       0.0%
    Philippine Long Distance Telephone Co......................................     81,380   5,106,447       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR.......................     46,381   2,988,792       0.1%
*   Philippine National Bank...................................................    435,098     755,856       0.0%
    Puregold Price Club, Inc...................................................  1,246,700   1,109,632       0.0%
    Robinsons Land Corp........................................................  2,752,700   1,848,363       0.0%
    Robinsons Retail Holdings, Inc.............................................    126,910     248,036       0.0%
    San Miguel Corp............................................................    832,070   1,278,601       0.0%
    Semirara Mining and Power Corp.............................................    356,700   1,324,881       0.0%
    SM Investments Corp........................................................    180,142   3,639,345       0.1%
    SM Prime Holdings, Inc.....................................................  5,480,410   2,291,686       0.1%
*   Top Frontier Investment Holdings, Inc......................................     42,789      95,345       0.0%
*   Travellers International Hotel Group, Inc..................................     75,600      11,446       0.0%
    Universal Robina Corp......................................................    948,030   4,623,156       0.1%
                                                                                           -----------       ---
TOTAL PHILIPPINES..............................................................             69,001,020       1.6%
                                                                                           -----------       ---
POLAND -- (1.8%)
*   Alior Bank SA..............................................................     57,482   1,402,693       0.1%
    Asseco Poland SA...........................................................      8,070     135,953       0.0%
    Bank Handlowy w Warszawie SA...............................................     40,721   1,287,753       0.0%
    Bank Millennium SA.........................................................    661,824   1,344,058       0.0%
#   Bank Pekao SA..............................................................     83,555   4,343,082       0.1%
    Bank Zachodni WBK SA.......................................................     33,452   3,454,258       0.1%
#   CCC SA.....................................................................     20,480   1,081,781       0.0%
    Cyfrowy Polsat SA..........................................................    126,403     881,212       0.0%
    Enea SA....................................................................    261,553   1,183,180       0.0%
    Eurocash SA................................................................    112,176   1,137,787       0.0%
*   Getin Noble Bank SA........................................................  1,281,667     636,332       0.0%
    Grupa Azoty SA.............................................................     44,755   1,020,232       0.0%
*   Grupa Lotos SA.............................................................    130,031   1,110,497       0.0%
    Grupa Zywiec SA............................................................      7,702     819,871       0.0%
    ING Bank Slaski SA.........................................................     31,842   1,254,938       0.0%
*   Jastrzebska Spolka Weglowa SA..............................................     24,323      96,906       0.0%
    KGHM Polska Miedz SA.......................................................    376,746  13,209,656       0.3%
    LPP SA.....................................................................        759   1,612,123       0.1%
#   mBank SA...................................................................     18,307   2,367,693       0.1%
    Orange Polska SA...........................................................    952,055   2,696,789       0.1%
    PGE Polska Grupa Energetyczna SA...........................................  1,124,561   6,470,888       0.2%
    Polski Koncern Naftowy Orlen SA............................................    499,304   9,482,567       0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA.................................  1,531,290   2,761,999       0.1%
    Powszechna Kasa Oszczednosci Bank Polski SA................................  1,006,833  10,068,771       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
POLAND -- (Continued)
    Powszechny Zaklad Ubezpieczen SA...........................................    69,701 $ 9,090,738       0.2%
    Synthos SA.................................................................   712,436     933,088       0.0%
    Tauron Polska Energia SA................................................... 2,120,002   2,835,471       0.1%
*   TVN SA.....................................................................   165,282     780,355       0.0%
                                                                                          -----------       ---
TOTAL POLAND...................................................................            83,500,671       1.9%
                                                                                          -----------       ---
RUSSIA -- (2.2%)
    Eurasia Drilling Co., Ltd. GDR.............................................   115,795   2,291,610       0.1%
    Gazprom OAO Sponsored ADR.................................................. 5,965,736  34,952,937       0.8%
*   Globaltrans Investment P.L.C. GDR..........................................    28,394     140,550       0.0%
    Lukoil OAO Sponsored ADR...................................................   266,454  13,630,589       0.3%
    Magnitogorsk Iron & Steel Works OJSC GDR...................................   148,750     552,585       0.0%
    MegaFon OAO GDR............................................................    27,790     471,369       0.0%
    MMC Norilsk Nickel OJSC ADR................................................   295,317   5,563,046       0.1%
    Novolipetsk Steel OJSC GDR.................................................    92,776   1,224,929       0.0%
    Novorossiysk Commercial Sea Port PJSC GDR..................................     5,853      11,701       0.0%
    O'Key Group SA GDR.........................................................    28,418      86,185       0.0%
    Phosagro OAO GDR...........................................................    51,527     628,108       0.0%
    Rosneft OAO GDR............................................................   732,210   3,612,878       0.1%
    Rostelecom OJSC Sponsored ADR..............................................    59,257     556,096       0.0%
    RusHydro JSC ADR........................................................... 1,421,369   1,710,218       0.0%
    Sberbank of Russia Sponsored ADR........................................... 1,429,666   8,485,452       0.2%
    Severstal PAO GDR..........................................................   213,156   2,362,937       0.1%
    Tatneft OAO Sponsored ADR..................................................   266,980   9,157,981       0.2%
    TMK OAO GDR................................................................    29,680     120,285       0.0%
    Uralkali PJSC GDR..........................................................   240,379   3,535,467       0.1%
    VimpelCom, Ltd.............................................................   323,701   1,835,385       0.1%
    VTB Bank OJSC GDR.......................................................... 2,093,133   5,177,004       0.1%
*   X5 Retail Group NV GDR.....................................................    79,227   1,604,004       0.0%
                                                                                          -----------       ---
TOTAL RUSSIA...................................................................            97,711,316       2.2%
                                                                                          -----------       ---
SOUTH AFRICA -- (8.4%)
*   African Bank Investments, Ltd..............................................   709,671       6,935       0.0%
    African Rainbow Minerals, Ltd..............................................   152,350   1,390,021       0.0%
*   Anglo American Platinum, Ltd...............................................    84,005   2,320,199       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR......................................   949,938  10,762,798       0.3%
    Aspen Pharmacare Holdings, Ltd.............................................   301,111   9,156,651       0.2%
#   Assore, Ltd................................................................    27,269     263,761       0.0%
    AVI, Ltd...................................................................   247,747   1,697,724       0.0%
    Barclays Africa Group, Ltd.................................................   500,918   8,023,734       0.2%
    Barloworld, Ltd............................................................   240,601   1,919,392       0.1%
    Bidvest Group, Ltd. (The)..................................................   576,359  15,621,670       0.4%
    Capitec Bank Holdings, Ltd.................................................    67,026   3,155,995       0.1%
    Coronation Fund Managers, Ltd..............................................   291,608   2,228,034       0.1%
    Discovery, Ltd.............................................................   622,566   6,908,944       0.2%
    Distell Group, Ltd.........................................................    35,300     477,165       0.0%
#   Exxaro Resources, Ltd......................................................   201,416   1,648,812       0.0%
    FirstRand, Ltd............................................................. 3,475,911  16,604,749       0.4%
    Foschini Group, Ltd. (The).................................................   344,696   5,103,732       0.1%
#   Gold Fields, Ltd. Sponsored ADR............................................ 2,019,615   9,229,641       0.2%
*   Impala Platinum Holdings, Ltd..............................................   729,925   4,062,392       0.1%
    Imperial Holdings, Ltd.....................................................   368,550   6,171,859       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Investec, Ltd..............................................................   520,652 $  4,950,652       0.1%
#   Kumba Iron Ore, Ltd........................................................   105,932    1,428,795       0.0%
    Liberty Holdings, Ltd......................................................   307,899    4,293,870       0.1%
    Life Healthcare Group Holdings, Ltd........................................ 1,481,922    5,089,589       0.1%
    Massmart Holdings, Ltd.....................................................   156,506    1,967,974       0.1%
    Mediclinic International, Ltd..............................................   453,949    4,807,037       0.1%
    MMI Holdings, Ltd.......................................................... 2,130,015    6,060,321       0.1%
    Mondi, Ltd.................................................................   243,323    4,906,513       0.1%
    Mr Price Group, Ltd........................................................   310,236    6,623,572       0.2%
    MTN Group, Ltd............................................................. 1,959,760   39,349,851       0.9%
    Nampak, Ltd................................................................   904,286    3,238,564       0.1%
    Naspers, Ltd. Class N......................................................   330,032   51,777,327       1.2%
    Nedbank Group, Ltd.........................................................   423,592    9,149,321       0.2%
    Netcare, Ltd............................................................... 2,226,268    7,787,968       0.2%
    Pick n Pay Stores, Ltd.....................................................   272,605    1,305,214       0.0%
    Pioneer Foods, Ltd.........................................................    81,657    1,275,848       0.0%
    PSG Group, Ltd.............................................................   103,595    1,700,912       0.0%
    Sanlam, Ltd................................................................ 2,058,901   13,316,179       0.3%
    Santam, Ltd................................................................    27,273      533,589       0.0%
    Sasol, Ltd.................................................................    35,602    1,433,460       0.0%
    Sasol, Ltd. Sponsored ADR..................................................   609,116   24,516,919       0.6%
    Shoprite Holdings, Ltd.....................................................   651,490    9,321,474       0.2%
    Spar Group, Ltd. (The).....................................................    31,563      505,548       0.0%
    Standard Bank Group, Ltd................................................... 1,306,010   19,143,405       0.4%
#   Steinhoff International Holdings, Ltd...................................... 3,065,957   19,454,345       0.4%
*   Telkom SA SOC, Ltd.........................................................   576,327    3,961,811       0.1%
    Tiger Brands, Ltd..........................................................   254,605    6,626,657       0.2%
    Truworths International, Ltd...............................................   722,758    5,267,751       0.1%
    Tsogo Sun Holdings, Ltd....................................................   311,671      723,493       0.0%
#   Vodacom Group, Ltd.........................................................   434,885    5,421,914       0.1%
    Woolworths Holdings, Ltd................................................... 1,191,310    8,961,927       0.2%
                                                                                          ------------       ---
TOTAL SOUTH AFRICA.............................................................            381,656,008       8.7%
                                                                                          ------------       ---
SOUTH KOREA -- (14.5%)
    Amorepacific Corp..........................................................     2,451    8,880,288       0.2%
    AMOREPACIFIC Group.........................................................     2,841    4,319,804       0.1%
    BNK Financial Group, Inc...................................................   298,807    4,467,055       0.1%
#*  Celltrion, Inc.............................................................    63,129    5,026,049       0.1%
#*  Cheil Worldwide, Inc.......................................................    87,060    1,859,822       0.0%
    CJ CheilJedang Corp........................................................    14,806    5,758,009       0.1%
    CJ Corp....................................................................    29,629    5,267,550       0.1%
*   CJ Korea Express Co., Ltd..................................................     5,587    1,065,786       0.0%
    CJ O Shopping Co., Ltd.....................................................       821      183,660       0.0%
    Coway Co., Ltd.............................................................    60,374    5,070,372       0.1%
#   Daelim Industrial Co., Ltd.................................................    45,506    3,504,550       0.1%
#*  Daewoo Engineering & Construction Co., Ltd.................................   133,508      883,902       0.0%
#   Daewoo International Corp..................................................    35,239    1,028,021       0.0%
    Daewoo Securities Co., Ltd.................................................   303,432    4,735,949       0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd..........................   157,160    2,641,769       0.1%
    Dongbu Insurance Co., Ltd..................................................    85,809    4,360,947       0.1%
    Dongsuh Co., Inc...........................................................     9,436      292,582       0.0%
#   Doosan Corp.                                                                   23,998    2,779,603       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Doosan Heavy Industries & Construction Co., Ltd............................ 115,996 $ 3,291,032       0.1%
#*  Doosan Infracore Co., Ltd.................................................. 247,603   2,736,476       0.1%
    E-Mart Co., Ltd............................................................  26,314   5,421,078       0.1%
#   Grand Korea Leisure Co., Ltd...............................................  34,247   1,225,617       0.0%
#*  GS Engineering & Construction Corp.........................................  78,050   2,331,464       0.1%
    GS Holdings Corp...........................................................  82,906   3,867,416       0.1%
    GS retail Co., Ltd.........................................................   3,240     117,165       0.0%
    Halla Holdings Corp........................................................   8,573     552,154       0.0%
    Halla Visteon Climate Control Corp.........................................  35,000   1,313,114       0.0%
    Hana Financial Group, Inc.................................................. 460,897  13,566,907       0.3%
    Hanjin Kal Corp............................................................  14,767     452,172       0.0%
    Hankook Tire Co., Ltd...................................................... 117,381   4,932,951       0.1%
    Hanssem Co., Ltd...........................................................   8,887   1,639,923       0.0%
    Hanwha Chemical Corp....................................................... 160,888   2,565,392       0.1%
    Hanwha Corp................................................................  84,014   3,299,160       0.1%
    Hanwha Life Insurance Co., Ltd............................................. 289,042   2,136,813       0.1%
#   Hite Jinro Co., Ltd........................................................  22,640     479,290       0.0%
    Hotel Shilla Co., Ltd......................................................  29,607   2,947,419       0.1%
    Hyosung Corp...............................................................  58,732   6,496,245       0.1%
    Hyundai Department Store Co., Ltd..........................................  23,205   3,149,928       0.1%
    Hyundai Development Co.....................................................  57,555   3,063,652       0.1%
    Hyundai Engineering & Construction Co., Ltd................................  95,193   4,579,859       0.1%
    Hyundai Glovis Co., Ltd....................................................  14,315   3,140,085       0.1%
    Hyundai Greenfood Co., Ltd.................................................   1,081      19,061       0.0%
#*  Hyundai Heavy Industries Co., Ltd..........................................  66,482   8,637,949       0.2%
    Hyundai Marine & Fire Insurance Co., Ltd................................... 150,823   4,020,173       0.1%
    Hyundai Mobis Co., Ltd.....................................................  57,294  12,597,686       0.3%
    Hyundai Motor Co........................................................... 164,981  25,892,299       0.6%
    Hyundai Steel Co........................................................... 139,869  10,223,269       0.2%
    Hyundai Wia Corp...........................................................  17,495   2,479,021       0.1%
    Industrial Bank of Korea................................................... 343,071   4,713,764       0.1%
    Kangwon Land, Inc..........................................................  84,783   2,890,111       0.1%
    KB Financial Group, Inc.................................................... 243,886   9,300,423       0.2%
    KB Financial Group, Inc. ADR...............................................  97,918   3,733,613       0.1%
#   KCC Corp...................................................................   4,339   2,223,982       0.1%
    KEPCO Engineering & Construction Co., Inc..................................   8,507     330,027       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.................................  18,686   1,693,654       0.0%
    Kia Motors Corp............................................................ 216,063   9,956,567       0.2%
#   Korea Aerospace Industries, Ltd............................................  34,130   2,084,908       0.0%
    Korea Electric Power Corp.................................................. 212,510   9,240,769       0.2%
    Korea Electric Power Corp. Sponsored ADR...................................  50,809   1,094,426       0.0%
    Korea Gas Corp.............................................................  39,393   1,699,036       0.0%
    Korea Investment Holdings Co., Ltd.........................................  48,748   3,121,197       0.1%
    Korea Zinc Co., Ltd........................................................   5,840   2,600,866       0.1%
*   KT Corp....................................................................  68,477   2,024,177       0.0%
#*  KT Corp. Sponsored ADR..................................................... 101,505   1,478,928       0.0%
    KT&G Corp..................................................................  93,994   8,324,068       0.2%
#   Kumho Petrochemical Co., Ltd...............................................  15,006   1,201,956       0.0%
*   Kwangju Bank...............................................................  26,713     199,085       0.0%
*   Kyongnam Bank..............................................................  40,823     385,532       0.0%
    LG Chem, Ltd...............................................................  35,613   8,996,137       0.2%
    LG Corp....................................................................  96,394   5,981,174       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LG Display Co., Ltd........................................................ 234,662 $  6,498,515       0.2%
#   LG Display Co., Ltd. ADR................................................... 559,975    7,738,854       0.2%
#   LG Electronics, Inc........................................................ 226,536   12,738,765       0.3%
    LG Household & Health Care, Ltd............................................  10,987    8,072,138       0.2%
    LG Innotek Co., Ltd........................................................  26,669    2,475,973       0.1%
    LG Uplus Corp.............................................................. 443,109    4,432,919       0.1%
    Lotte Chemical Corp........................................................  13,829    3,208,245       0.1%
#   Lotte Chilsung Beverage Co., Ltd...........................................     456    1,008,801       0.0%
    Lotte Confectionery Co., Ltd...............................................     362      629,692       0.0%
    Lotte Shopping Co., Ltd....................................................  14,539    3,506,340       0.1%
    LS Corp....................................................................  21,498    1,080,757       0.0%
    LS Industrial Systems Co., Ltd.............................................   3,013      166,041       0.0%
#   Macquarie Korea Infrastructure Fund........................................ 441,221    3,257,855       0.1%
    Mando Corp.................................................................   9,354    1,297,423       0.0%
    Medy-Tox, Inc..............................................................   2,519      870,825       0.0%
    Mirae Asset Securities Co., Ltd............................................  21,932    1,209,669       0.0%
#   NAVER Corp.................................................................  31,665   19,147,137       0.4%
#   NCSoft Corp................................................................  10,873    2,071,213       0.0%
    NH Investment & Securities Co., Ltd........................................ 176,033    2,437,098       0.1%
#   OCI Co., Ltd...............................................................  28,258    2,604,449       0.1%
    Orion Corp.................................................................   3,321    3,878,802       0.1%
    Ottogi Corp................................................................     213      139,906       0.0%
#   Paradise Co., Ltd..........................................................  22,276      516,801       0.0%
    POSCO......................................................................  47,828   11,266,535       0.3%
    POSCO ADR..................................................................  37,570    2,219,636       0.1%
#   S-1 Corp...................................................................  12,617      940,533       0.0%
#   S-Oil Corp.................................................................  52,028    3,544,884       0.1%
    Samsung C&T Corp........................................................... 125,129    6,645,206       0.2%
    Samsung Card Co., Ltd......................................................  23,720      907,650       0.0%
#   Samsung Electro-Mechanics Co., Ltd.........................................  76,717    4,814,436       0.1%
    Samsung Electronics Co., Ltd...............................................  82,708  108,500,799       2.5%
    Samsung Electronics Co., Ltd. GDR..........................................  49,372   32,377,547       0.7%
#*  Samsung Engineering Co., Ltd...............................................  20,417      735,391       0.0%
    Samsung Fire & Marine Insurance Co., Ltd...................................  45,706   12,041,846       0.3%
#   Samsung Heavy Industries Co., Ltd.......................................... 200,347    3,374,576       0.1%
    Samsung Life Insurance Co., Ltd............................................  50,397    4,929,446       0.1%
    Samsung SDI Co., Ltd.......................................................  71,201    7,926,919       0.2%
    Samsung Securities Co., Ltd................................................  78,841    4,790,730       0.1%
*   Samsung Techwin Co., Ltd...................................................  34,401      883,579       0.0%
#*  Seoul Semiconductor Co., Ltd...............................................  18,042      325,176       0.0%
#   Shinhan Financial Group Co., Ltd........................................... 344,099   14,241,620       0.3%
    Shinhan Financial Group Co., Ltd. ADR......................................  86,082    3,612,001       0.1%
    Shinsegae Co., Ltd.........................................................   8,494    1,593,713       0.0%
    SK C&C Co., Ltd............................................................   9,931    2,350,351       0.1%
    SK Holdings Co., Ltd.......................................................  78,528   13,521,610       0.3%
    SK Hynix, Inc.............................................................. 658,214   28,161,721       0.6%
*   SK Innovation Co., Ltd.....................................................  78,040    8,541,860       0.2%
    SK Networks Co., Ltd....................................................... 116,251      859,237       0.0%
    SK Telecom Co., Ltd........................................................   9,328    2,499,651       0.1%
    Woori Bank................................................................. 416,192    4,157,620       0.1%
    Woori Bank Sponsored ADR...................................................   1,026       30,441       0.0%
#   Young Poong Corp...........................................................     326      401,035       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Youngone Corp..............................................................     20,576 $  1,259,426       0.0%
    Yuhan Corp.................................................................      3,033      653,445       0.0%
                                                                                           ------------      ----
TOTAL SOUTH KOREA..............................................................             659,671,726      15.0%
                                                                                           ------------      ----
SPAIN -- (0.0%)
    Banco Santander SA Sponsored ADR...........................................    236,732    1,780,222       0.0%
                                                                                           ------------      ----
TAIWAN -- (14.5%)
#*  Acer, Inc..................................................................  4,589,811    3,001,327       0.1%
#   Advanced Semiconductor Engineering, Inc....................................  5,559,929    7,884,672       0.2%
    Advanced Semiconductor Engineering, Inc. ADR...............................     77,739      554,279       0.0%
    Advantech Co., Ltd.........................................................    333,254    2,745,265       0.1%
#   Airtac International Group.................................................    117,000      956,419       0.0%
#   Asia Cement Corp...........................................................  3,322,758    4,201,629       0.1%
    Asustek Computer, Inc......................................................    832,180    8,816,408       0.2%
#   AU Optronics Corp.......................................................... 19,099,873    9,585,204       0.2%
#   AU Optronics Corp. Sponsored ADR...........................................    326,626    1,639,663       0.0%
    Catcher Technology Co., Ltd................................................    866,429   10,138,818       0.2%
    Cathay Financial Holding Co., Ltd..........................................  5,627,450    9,831,292       0.2%
#   Cathay Real Estate Development Co., Ltd....................................    797,000      499,963       0.0%
#   Chang Hwa Commercial Bank..................................................  7,059,963    4,313,692       0.1%
#   Cheng Shin Rubber Industry Co., Ltd........................................  2,150,965    5,147,767       0.1%
    Cheng Uei Precision Industry Co., Ltd......................................    384,109      755,334       0.0%
#   Chicony Electronics Co., Ltd...............................................    824,871    2,371,899       0.1%
*   China Airlines, Ltd........................................................  6,297,536    3,348,950       0.1%
    China Development Financial Holding Corp................................... 20,735,121    8,638,887       0.2%
    China Life Insurance Co., Ltd..............................................  3,586,176    3,796,160       0.1%
    China Motor Corp...........................................................    649,000      550,427       0.0%
#*  China Petrochemical Development Corp.......................................  1,219,613      457,949       0.0%
#   China Steel Chemical Corp..................................................    135,000      655,556       0.0%
#   China Steel Corp........................................................... 12,348,932   10,372,576       0.2%
#   Chipbond Technology Corp...................................................  1,370,000    2,960,559       0.1%
#   Chroma ATE, Inc............................................................     43,000      103,567       0.0%
    Chunghwa Telecom Co., Ltd..................................................    967,000    3,120,788       0.1%
#   Chunghwa Telecom Co., Ltd. ADR.............................................    236,502    7,610,634       0.2%
#   Clevo Co...................................................................    560,075      882,843       0.0%
    Compal Electronics, Inc....................................................  7,244,541    6,595,599       0.2%
    CTBC Financial Holding Co., Ltd............................................ 13,490,117   10,500,346       0.2%
#   CTCI Corp..................................................................    773,000    1,359,142       0.0%
#   Delta Electronics, Inc.....................................................  1,992,366   11,988,993       0.3%
    E.Sun Financial Holding Co., Ltd...........................................  9,531,402    6,526,455       0.2%
#   Eclat Textile Co., Ltd.....................................................    171,644    2,298,025       0.1%
#   Epistar Corp...............................................................  1,500,000    2,343,052       0.1%
    Eternal Materials Co., Ltd.................................................    433,510      494,690       0.0%
*   Eva Airways Corp...........................................................  4,383,324    3,455,345       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.........................................  2,026,249    1,378,364       0.0%
#   Far Eastern Department Stores, Ltd.........................................  1,812,592    1,456,765       0.0%
    Far Eastern New Century Corp...............................................  4,790,221    5,261,628       0.1%
    Far EasTone Telecommunications Co., Ltd....................................  1,984,000    4,730,356       0.1%
#   Farglory Land Development Co., Ltd.........................................    535,393      639,223       0.0%
#   Feng TAY Enterprise Co., Ltd...............................................    378,120    2,333,267       0.1%
    First Financial Holding Co., Ltd........................................... 10,854,566    6,824,068       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    Formosa Chemicals & Fibre Corp.............................................  3,443,518 $ 8,774,641       0.2%
#   Formosa International Hotels Corp..........................................     52,406     559,506       0.0%
#   Formosa Petrochemical Corp.................................................  1,069,000   2,755,947       0.1%
    Formosa Plastics Corp......................................................  4,271,153  10,979,406       0.3%
    Formosa Taffeta Co., Ltd...................................................    848,000   1,008,786       0.0%
    Foxconn Technology Co., Ltd................................................  1,145,198   3,263,857       0.1%
    Fubon Financial Holding Co., Ltd...........................................  7,334,233  15,772,672       0.4%
    Giant Manufacturing Co., Ltd...............................................    275,506   2,376,273       0.1%
#   Gigasolar Materials Corp...................................................     22,800     393,191       0.0%
#   Ginko International Co., Ltd...............................................     45,000     657,619       0.0%
#   Gourmet Master Co., Ltd....................................................     51,000     217,307       0.0%
#   HannStar Display Corp......................................................  5,668,660   1,144,707       0.0%
    Highwealth Construction Corp...............................................    993,300   2,591,112       0.1%
#   Hiwin Technologies Corp....................................................    203,788   1,553,826       0.0%
    Hon Hai Precision Industry Co., Ltd........................................ 12,085,302  36,212,960       0.8%
    Hotai Motor Co., Ltd.......................................................    293,000   5,076,626       0.1%
#*  HTC Corp...................................................................  1,028,235   4,233,485       0.1%
    Hua Nan Financial Holdings Co., Ltd........................................  8,738,812   5,368,013       0.1%
#   Innolux Corp............................................................... 21,516,241  11,098,868       0.3%
#*  Inotera Memories, Inc......................................................  4,805,000   5,518,017       0.1%
    Inventec Corp..............................................................  3,242,551   2,288,272       0.1%
#   Kenda Rubber Industrial Co., Ltd...........................................    823,091   1,609,106       0.0%
#   King Slide Works Co., Ltd..................................................     60,000     943,674       0.0%
    King Yuan Electronics Co., Ltd.............................................  1,471,000   1,337,166       0.0%
#   King's Town Bank Co., Ltd..................................................  1,204,000   1,234,014       0.0%
    Kinsus Interconnect Technology Corp........................................    569,000   1,735,519       0.0%
    Largan Precision Co., Ltd..................................................     99,860  10,006,571       0.2%
    LCY Chemical Corp..........................................................    434,123     283,983       0.0%
#   Lite-On Technology Corp....................................................  3,833,741   4,843,862       0.1%
#   Lung Yen Life Service Corp.................................................    147,000     391,151       0.0%
    Makalot Industrial Co., Ltd................................................    171,000   1,337,185       0.0%
#   MediaTek, Inc..............................................................  1,088,995  13,998,148       0.3%
    Mega Financial Holding Co., Ltd............................................  8,801,904   7,828,947       0.2%
    Merida Industry Co., Ltd...................................................    210,287   1,575,583       0.0%
    Micro-Star International Co., Ltd..........................................    588,000     701,764       0.0%
    Nan Kang Rubber Tire Co., Ltd..............................................    534,780     549,400       0.0%
    Nan Ya Plastics Corp.......................................................  3,785,599   9,304,237       0.2%
*   Nan Ya Printed Circuit Board Corp..........................................    288,000     512,725       0.0%
    Novatek Microelectronics Corp..............................................    596,000   3,115,073       0.1%
#   PChome Online, Inc.........................................................     91,000   1,539,299       0.0%
    Pegatron Corp..............................................................  4,286,345  12,698,084       0.3%
    Phison Electronics Corp....................................................    161,000   1,484,837       0.0%
    Pou Chen Corp..............................................................  3,837,487   5,377,674       0.1%
#   Powertech Technology, Inc..................................................  1,989,819   3,673,649       0.1%
    President Chain Store Corp.................................................    661,831   4,897,659       0.1%
#   Quanta Computer, Inc.......................................................  2,247,000   5,637,535       0.1%
#   Radiant Opto-Electronics Corp..............................................    844,170   2,775,946       0.1%
#   Realtek Semiconductor Corp.................................................    564,950   1,759,469       0.0%
#   Ruentex Development Co., Ltd...............................................  1,092,351   1,941,280       0.1%
#   Ruentex Industries, Ltd....................................................    873,182   2,143,911       0.1%
*   Sanyang Motor Co., Ltd.....................................................    542,000     480,965       0.0%
#   ScinoPharm Taiwan, Ltd.....................................................    255,257     427,417       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Shin Kong Financial Holding Co., Ltd....................................... 13,837,661 $  4,487,845       0.1%
#   Siliconware Precision Industries Co., Ltd..................................  3,602,324    5,917,915       0.1%
#   Siliconware Precision Industries Co., Ltd. Sponsored ADR...................     67,173      544,773       0.0%
    Simplo Technology Co., Ltd.................................................    473,000    2,341,014       0.1%
    SinoPac Financial Holdings Co., Ltd........................................ 14,213,553    6,442,403       0.2%
#   St Shine Optical Co., Ltd..................................................     52,000      916,676       0.0%
#   Standard Foods Corp........................................................    266,394      660,273       0.0%
#   Synnex Technology International Corp.......................................  1,391,756    1,971,987       0.1%
#   Tainan Spinning Co., Ltd...................................................    317,240      184,043       0.0%
    Taishin Financial Holding Co., Ltd......................................... 20,279,197    9,283,423       0.2%
*   Taiwan Business Bank.......................................................  5,438,145    1,790,554       0.0%
#   Taiwan Cement Corp.........................................................  6,668,720    9,470,681       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd..............................  9,825,896    5,301,394       0.1%
#   Taiwan FamilyMart Co., Ltd.................................................     72,000      560,607       0.0%
#   Taiwan Fertilizer Co., Ltd.................................................  1,082,000    1,990,001       0.1%
#   Taiwan Glass Industry Corp.................................................  1,325,253      949,892       0.0%
    Taiwan Mobile Co., Ltd.....................................................  1,711,300    6,028,992       0.1%
#   Taiwan Secom Co., Ltd......................................................    259,670      781,364       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd................................ 25,188,808  121,265,763       2.8%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.................    303,433    7,415,903       0.2%
    Teco Electric and Machinery Co., Ltd.......................................  2,481,000    2,408,829       0.1%
#   Ton Yi Industrial Corp.....................................................  1,328,000    1,046,103       0.0%
#   TPK Holding Co., Ltd.......................................................    441,000    2,739,463       0.1%
    Transcend Information, Inc.................................................    258,181      991,984       0.0%
    Tripod Technology Corp.....................................................    713,870    1,394,522       0.0%
    TSRC Corp..................................................................    682,965      786,675       0.0%
    U-Ming Marine Transport Corp...............................................    507,860      761,948       0.0%
    Uni-President Enterprises Corp.............................................  5,786,725    9,470,293       0.2%
#   Unimicron Technology Corp..................................................  2,304,896    1,371,976       0.0%
#   United Microelectronics Corp............................................... 22,692,000   10,872,155       0.3%
    Vanguard International Semiconductor Corp..................................  1,403,000    2,154,623       0.1%
*   Walsin Lihwa Corp..........................................................  4,619,000    1,362,756       0.0%
    Wan Hai Lines, Ltd.........................................................  1,296,800    1,437,847       0.0%
#*  Winbond Electronics Corp...................................................  6,597,000    2,183,913       0.1%
*   Wintek Corp................................................................    604,760       27,102       0.0%
    Wistron Corp...............................................................  3,592,420    3,056,123       0.1%
    WPG Holdings, Ltd..........................................................  1,946,869    2,435,695       0.1%
#   Yageo Corp.................................................................  1,161,278    2,387,738       0.1%
*   Yang Ming Marine Transport Corp............................................  1,782,300      933,032       0.0%
    Yuanta Financial Holding Co., Ltd.......................................... 12,817,966    7,450,202       0.2%
#   Yulon Motor Co., Ltd.......................................................  1,232,000    1,607,660       0.0%
#   Yungtay Engineering Co., Ltd...............................................    122,000      280,248       0.0%
#   Zhen Ding Technology Holding, Ltd..........................................    494,700    1,722,233       0.0%
                                                                                           ------------      ----
TOTAL TAIWAN...................................................................             658,307,392      15.0%
                                                                                           ------------      ----
THAILAND -- (2.5%)
    Advanced Info Service PCL..................................................  1,280,500    9,322,615       0.2%
    Airports of Thailand PCL...................................................    420,300    3,697,467       0.1%
    Bangchak Petroleum PCL (The)...............................................    637,200      686,201       0.0%
    Bangkok Bank PCL(6368360)..................................................    182,400    1,023,631       0.0%
    Bangkok Bank PCL(6077019)..................................................    271,700    1,528,905       0.1%
    Bangkok Dusit Medical Services PCL.........................................  4,619,700    2,830,819       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
THAILAND -- (Continued)
    Bangkok Land PCL...........................................................  2,999,000 $   139,192       0.0%
    Bangkok Life Assurance PCL.................................................    470,500     713,636       0.0%
    Banpu PCL..................................................................  1,299,000   1,142,757       0.0%
    BEC World PCL..............................................................    810,000     989,004       0.0%
    Berli Jucker PCL...........................................................    882,600     990,633       0.0%
    Big C Supercenter PCL(6368434).............................................    359,200   2,419,002       0.1%
    Big C Supercenter PCL(6763932).............................................     24,600     169,398       0.0%
    Bumrungrad Hospital PCL....................................................    313,600   1,526,856       0.1%
    Central Pattana PCL........................................................  1,466,600   1,868,564       0.1%
    Central Plaza Hotel PCL....................................................    845,000     858,714       0.0%
    CH Karnchang PCL...........................................................    493,800     378,233       0.0%
    Charoen Pokphand Foods PCL.................................................  2,950,000   1,995,601       0.1%
    CP ALL PCL.................................................................  3,429,100   4,368,943       0.1%
    Delta Electronics Thailand PCL.............................................    564,200   1,429,113       0.1%
    Electricity Generating PCL.................................................    270,400   1,242,700       0.0%
    Energy Absolute PCL........................................................    665,100     529,619       0.0%
    Glow Energy PCL............................................................    463,800   1,202,939       0.0%
    Home Product Center PCL....................................................  5,274,913   1,152,112       0.0%
    Indorama Ventures PCL......................................................  1,665,100   1,247,625       0.0%
    Intouch Holdings PCL.......................................................    575,900   1,345,193       0.0%
    IRPC PCL...................................................................  9,063,700   1,264,766       0.0%
    Jasmine International PCL..................................................  5,107,000     852,070       0.0%
    Kasikornbank PCL(6888794)..................................................  1,146,600   7,304,292       0.2%
    Kasikornbank PCL(6364766)..................................................    111,300     709,025       0.0%
    Krung Thai Bank PCL........................................................  4,697,387   2,849,924       0.1%
    Land & Houses PCL(6581941).................................................  2,523,340     731,015       0.0%
    Land & Houses PCL(6581930).................................................    790,000     228,864       0.0%
    Minor International PCL....................................................  1,303,170   1,304,554       0.0%
    MK Restaurants Group PCL...................................................    155,200     270,711       0.0%
    Pruksa Real Estate PCL.....................................................  1,624,300   1,355,020       0.0%
    PTT Exploration & Production PCL(B1359J0)..................................  1,502,655   5,333,251       0.1%
    PTT Exploration & Production PCL(B1359L2)..................................     65,409     232,151       0.0%
    PTT Global Chemical PCL....................................................  2,972,472   5,793,457       0.2%
    PTT PCL....................................................................  1,294,700  13,981,896       0.3%
    Ratchaburi Electricity Generating Holding PCL..............................    603,000   1,097,528       0.0%
    Robinson Department Store PCL..............................................    323,000     458,069       0.0%
    Siam Cement PCL (The)(6609906).............................................    166,400   2,715,705       0.1%
    Siam Cement PCL (The)(6609928).............................................     80,100   1,307,259       0.0%
    Siam City Cement PCL.......................................................    148,813   1,656,738       0.1%
    Siam Commercial Bank PCL (The).............................................  1,024,266   4,940,340       0.1%
    Siam Global House PCL......................................................    811,332     238,736       0.0%
    Supalai PCL................................................................    577,900     350,614       0.0%
    Thai Oil PCL...............................................................    929,700   1,649,854       0.1%
    Thai Union Frozen Products PCL.............................................  2,011,340   1,244,694       0.0%
    Thaicom PCL................................................................    386,700     431,100       0.0%
    Thanachart Capital PCL.....................................................    282,200     291,060       0.0%
    TMB Bank PCL............................................................... 13,781,000   1,086,929       0.0%
    Total Access Communication PCL(B1YWK08)....................................  1,047,100   2,755,526       0.1%
    Total Access Communication PCL(B231MK7)....................................    214,100     563,421       0.0%
    TPI Polene PCL............................................................. 10,617,500     934,044       0.0%
*   True Corp. PCL.............................................................  6,749,293   2,497,842       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                 SHARES      VALUE++     OF NET ASSETS**
                                                                                --------- -------------- ---------------
THAILAND -- (Continued)
    TTW PCL.................................................................... 1,590,900 $      545,341       0.0%
                                                                                          --------------      ----
TOTAL THAILAND.................................................................              111,775,268       2.6%
                                                                                          --------------      ----
TURKEY -- (1.5%)
    Akbank TAS................................................................. 2,195,344      6,396,223       0.2%
    Akcansa Cimento A.S........................................................    60,173        370,089       0.0%
#*  Anadolu Efes Biracilik Ve Malt Sanayii A.S.................................   182,234      1,534,140       0.0%
    Arcelik A.S................................................................   436,097      2,349,064       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S...................................   125,237        653,050       0.0%
    BIM Birlesik Magazalar A.S.................................................   269,064      4,981,344       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S............................    29,778         99,568       0.0%
#   Coca-Cola Icecek A.S.......................................................    87,295      1,478,705       0.0%
#   Enka Insaat ve Sanayi A.S..................................................   350,744        753,855       0.0%
#   Eregli Demir ve Celik Fabrikalari TAS...................................... 2,552,986      4,308,203       0.1%
    Ford Otomotiv Sanayi A.S...................................................    97,226      1,201,473       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................   163,549        146,832       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B................    85,031         84,052       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................ 1,229,168        847,292       0.0%
    KOC Holding A.S............................................................   537,303      2,541,245       0.1%
#   Koza Altin Isletmeleri A.S.................................................    95,834      1,001,128       0.0%
*   Migros Ticaret A.S.........................................................    43,765        350,246       0.0%
#   Petkim Petrokimya Holding A.S..............................................   406,199        570,816       0.0%
#   Soda Sanayii A.S...........................................................   135,048        329,136       0.0%
    TAV Havalimanlari Holding A.S..............................................   236,717      2,081,186       0.1%
    Tofas Turk Otomobil Fabrikasi A.S..........................................   171,952      1,053,801       0.0%
*   Tupras Turkiye Petrol Rafinerileri A.S.....................................    80,671      1,959,467       0.1%
*   Turk Hava Yollari AO....................................................... 1,262,570      4,188,227       0.1%
#   Turk Telekomunikasyon A.S..................................................   601,705      1,663,099       0.0%
#   Turk Traktor ve Ziraat Makineleri A.S......................................    19,321        577,333       0.0%
#   Turkcell Iletisim Hizmetleri A.S...........................................   753,602      3,355,459       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR......................................    73,838        816,648       0.0%
    Turkiye Garanti Bankasi A.S................................................ 2,416,220      7,687,812       0.2%
    Turkiye Halk Bankasi A.S...................................................   833,701      4,223,381       0.1%
#   Turkiye Is Bankasi......................................................... 1,624,924      3,653,765       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.........................................    34,301         25,892       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S........................................ 1,132,525      1,447,253       0.0%
#   Turkiye Vakiflar Bankasi Tao............................................... 1,010,615      1,793,051       0.1%
    Ulker Biskuvi Sanayi A.S...................................................   185,271      1,415,702       0.0%
#   Yapi ve Kredi Bankasi A.S..................................................   727,918      1,139,757       0.0%
                                                                                          --------------      ----
TOTAL TURKEY...................................................................               67,078,294       1.5%
                                                                                          --------------      ----
TOTAL COMMON STOCKS............................................................            4,217,276,387      96.2%
                                                                                          --------------      ----
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    AES Tiete SA...............................................................   135,998        780,884       0.0%
    Banco Bradesco SA.......................................................... 2,812,914     30,024,831       0.7%
    Braskem SA Class A.........................................................    73,800        308,628       0.0%
    Centrais Eletricas Brasileiras SA Class B..................................   165,100        484,952       0.0%
    Cia Brasileira de Distribuicao.............................................   145,209      4,915,886       0.1%
    Cia de Gas de Sao Paulo COMGAS Class A.....................................    22,527        392,304       0.0%
    Cia de Transmissao de Energia Eletrica Paulista............................    62,158        876,787       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                            PERCENTAGE
                                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                                ---------- -------------- ---------------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais.............................................  1,103,924 $    5,331,020        0.1%
    Cia Energetica de Sao Paulo Class B........................................    241,610      1,523,620        0.0%
    Cia Paranaense de Energia..................................................     78,600        884,623        0.0%
    Empresa Nacional de Comercio Redito e Participacoes SA.....................        380          5,423        0.0%
    Gerdau SA..................................................................    836,068      2,788,790        0.1%
    Itau Unibanco Holding SA...................................................  3,144,864     40,216,934        0.9%
    Itau Unibanco Holding SA ADR...............................................    128,657      1,649,378        0.0%
    Lojas Americanas SA........................................................    650,083      3,618,345        0.1%
*   Oi SA......................................................................    383,892        719,888        0.0%
*   Petroleo Brasileiro SA.....................................................    935,300      4,051,068        0.1%
*   Petroleo Brasileiro SA Sponsored ADR.......................................  1,791,306     15,548,536        0.4%
    Suzano Papel e Celulose SA Class A.........................................    550,771      2,760,299        0.1%
    Telefonica Brasil SA.......................................................    296,274      4,916,676        0.1%
    Usinas Siderurgicas de Minas Gerais SA Class A.............................    484,962        960,926        0.0%
    Vale SA....................................................................  1,744,491     10,508,807        0.3%
    Vale SA Sponsored ADR......................................................    377,072      2,281,286        0.1%
                                                                                           --------------      -----
TOTAL BRAZIL...................................................................               135,549,891        3.1%
                                                                                           --------------      -----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B............................................    100,367        319,799        0.0%
                                                                                           --------------      -----
COLOMBIA -- (0.1%)
    Banco Davivienda SA........................................................    124,394      1,446,563        0.0%
    Bancolombia SA.............................................................     30,330        331,822        0.0%
    Grupo Aval Acciones y Valores..............................................  2,939,846      1,493,373        0.1%
    Grupo de Inversiones Suramericana SA.......................................     98,314      1,465,217        0.0%
                                                                                           --------------      -----
TOTAL COLOMBIA.................................................................                 4,736,975        0.1%
                                                                                           --------------      -----
TOTAL PREFERRED STOCKS.........................................................               140,606,665        3.2%
                                                                                           --------------      -----
BONDS -- (0.0%)
INDIA -- (0.0%)
*   NTPC, Ltd., 8.490%......................................................... 19,584,025         39,220        0.0%
                                                                                           --------------      -----

                                                                                              VALUE+
                                                                                           --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@ DFA Short Term Investment Fund............................................ 16,320,475    188,827,897        4.3%
                                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,236,138,647)............................            $4,546,750,169      103.7%
                                                                                           ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  252,524,905             --   --    $  252,524,905
   Canada.....................        423,433             --   --           423,433
   Chile......................     72,741,820             --   --        72,741,820
   China......................    158,844,860 $  583,639,037   --       742,483,897
   Colombia...................     26,230,019             --   --        26,230,019
   Czech Republic.............             --      8,815,968   --         8,815,968
   Egypt......................      1,123,619      4,408,449   --         5,532,068
   Greece.....................      1,737,439     17,411,631   --        19,149,070
   Hungary....................             --     11,506,605   --        11,506,605
   India......................     39,689,917    353,373,417   --       393,063,334
   Indonesia..................      2,487,008    126,890,148   --       129,377,156
   Malaysia...................             --    188,371,309   --       188,371,309
   Mexico.....................    223,188,475             --   --       223,188,475
   Peru.......................     13,386,411             --   --        13,386,411
   Philippines................      2,988,792     66,012,228   --        69,001,020
   Poland.....................             --     83,500,671   --        83,500,671
   Russia.....................      1,835,385     95,875,931   --        97,711,316
   South Africa...............     44,509,358    337,146,650   --       381,656,008
   South Korea................     19,907,899    639,763,827   --       659,671,726
   Spain......................      1,780,222             --   --         1,780,222
   Taiwan.....................     17,765,252    640,542,140   --       658,307,392
   Thailand...................    111,775,268             --   --       111,775,268
   Turkey.....................        816,648     66,261,646   --        67,078,294
Preferred Stocks..............
   Brazil.....................    135,549,891             --   --       135,549,891
   Chile......................        319,799             --   --           319,799
   Colombia...................      4,736,975             --   --         4,736,975
Bonds.........................
   India......................             --         39,220   --            39,220
Securities Lending Collateral.             --    188,827,897   --       188,827,897
                               -------------- --------------   --    --------------
TOTAL......................... $1,134,363,395 $3,412,386,774   --    $4,546,750,169
                               ============== ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
COMMON STOCKS -- (88.0%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia.........................................         1 $         1       0.0%
                                                                                          -----------       ---
BRAZIL -- (5.1%)
*   Abril Educacao SA..........................................................   769,344   3,156,074       0.1%
    AES Tiete SA...............................................................   444,347   2,138,446       0.0%
    Aliansce Shopping Centers SA...............................................   908,841   5,133,996       0.1%
    Alpargatas SA..............................................................    35,603     110,013       0.0%
    Alupar Investimento SA.....................................................   434,700   2,667,685       0.1%
    Arezzo Industria e Comercio SA.............................................   518,935   4,231,810       0.1%
*   B2W Cia Digital............................................................   996,222   9,049,805       0.2%
    Banco Alfa de Investimento SA..............................................       500       1,021       0.0%
*   Banco Mercantil do Brasil SA...............................................       827       1,772       0.0%
    Bematech SA................................................................   489,137   1,582,863       0.0%
*   BHG SA--Brazil Hospitality Group...........................................   185,702   1,171,058       0.0%
    Brasil Brokers Participacoes SA............................................ 1,451,911   1,325,198       0.0%
    Brasil Insurance Participacoes e Administracao SA..........................   572,226     351,356       0.0%
*   BrasilAgro--Co. Brasileira de Propriedades Agricolas.......................    48,100     149,746       0.0%
*   Brazil Pharma SA........................................................... 1,051,300     254,717       0.0%
    Cia de Locacao das Americas................................................   238,200     291,727       0.0%
    Cia de Saneamento de Minas Gerais-COPASA...................................   642,821   3,872,351       0.1%
    Cia Hering................................................................. 1,918,199  11,147,767       0.2%
*   Cia Providencia Industria e Comercio SA....................................    99,750     283,066       0.0%
    Contax Participacoes SA....................................................   283,235     737,946       0.0%
    CR2 Empreendimentos Imobiliarios SA........................................     9,400       7,456       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.................... 2,884,798  11,231,079       0.2%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes............    46,800     155,873       0.0%
    Dimed SA Distribuidora da Medicamentos.....................................       700      48,787       0.0%
    Direcional Engenharia SA...................................................   908,409   1,923,580       0.0%
    Duratex SA................................................................. 2,456,755   6,922,734       0.1%
    EcoRodovias Infraestrutura e Logistica SA.................................. 2,704,107   7,960,779       0.2%
    EDP--Energias do Brasil SA................................................. 3,487,995  13,255,296       0.2%
    Equatorial Energia SA...................................................... 2,072,194  22,022,155       0.4%
    Estacio Participacoes SA................................................... 2,091,084  12,631,384       0.2%
    Eternit SA................................................................. 1,279,478   1,358,911       0.0%
    Even Construtora e Incorporadora SA........................................ 3,201,088   5,269,718       0.1%
    Ez Tec Empreendimentos e Participacoes SA..................................   622,447   3,956,209       0.1%
*   Fertilizantes Heringer SA..................................................   145,100     173,372       0.0%
    Fleury SA..................................................................   806,051   4,379,447       0.1%
    Fras-Le SA.................................................................    37,875      41,358       0.0%
    Gafisa SA.................................................................. 3,230,100   3,001,802       0.1%
#   Gafisa SA ADR.............................................................. 1,246,302   2,193,492       0.0%
*   General Shopping Brasil SA.................................................   126,117     223,942       0.0%
#   Gol Linhas Aereas Inteligentes SA ADR......................................   244,173     620,199       0.0%
    Grendene SA................................................................ 1,036,634   6,193,071       0.1%
    Guararapes Confeccoes SA...................................................    69,200   1,871,853       0.0%
    Helbor Empreendimentos SA.................................................. 1,387,993   1,464,949       0.0%
*   IdeiasNet SA...............................................................   463,300     158,383       0.0%
    Iguatemi Empresa de Shopping Centers SA....................................   867,474   7,773,709       0.1%
*   Industria de Bebidas Antarctica Polar SA...................................    23,000          --       0.0%
    Industrias Romi SA.........................................................   168,200     133,982       0.0%
    International Meal Co. Alimentacao SA......................................   492,394   1,225,694       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
BRAZIL -- (Continued)
    Iochpe-Maxion SA...........................................................    792,284 $ 2,892,555       0.1%
    JHSF Participacoes SA......................................................    825,347     514,994       0.0%
    Joao Fortes Engenharia SA..................................................     66,552      90,563       0.0%
    JSL SA.....................................................................    653,200   2,512,683       0.1%
    Kepler Weber SA............................................................    131,446   1,422,677       0.0%
    Light SA...................................................................  1,348,307   7,987,945       0.2%
    Linx SA....................................................................    111,900   1,649,002       0.0%
*   Log-in Logistica Intermodal SA.............................................    470,450     463,744       0.0%
    LPS Brasil Consultoria de Imoveis SA.......................................    676,079   1,270,053       0.0%
    Magnesita Refratarios SA...................................................  1,491,071   1,459,918       0.0%
    Mahle-Metal Leve SA........................................................    452,400   3,048,082       0.1%
    Marcopolo SA...............................................................     28,000      21,653       0.0%
*   Marfrig Global Foods SA....................................................  3,788,005   5,330,703       0.1%
    Marisa Lojas SA............................................................    493,164   2,393,023       0.1%
    Mills Estruturas e Servicos de Engenharia SA...............................    710,926   1,736,642       0.0%
*   Minerva SA.................................................................  1,694,369   4,931,916       0.1%
    MRV Engenharia e Participacoes SA..........................................  4,092,858  11,206,983       0.2%
    Multiplus SA...............................................................    610,684   6,789,995       0.1%
    Odontoprev SA..............................................................  3,083,796  10,746,895       0.2%
*   Oi SA......................................................................    366,100     686,525       0.0%
#*  Oi SA ADR..................................................................    281,654     543,592       0.0%
*   Paranapanema SA............................................................  1,489,956   1,903,892       0.0%
*   PDG Realty SA Empreendimentos e Participacoes.............................. 12,758,653   2,201,995       0.0%
    Portobello SA..............................................................    244,400     282,285       0.0%
    Profarma Distribuidora de Produtos Farmaceuticos SA........................    114,563     303,808       0.0%
    QGEP Participacoes SA......................................................    902,094   2,173,684       0.0%
*   Qualicorp SA...............................................................    505,400   4,160,016       0.1%
    Raia Drogasil SA...........................................................    645,575   7,327,923       0.1%
    Redentor Energia SA........................................................      3,400       5,191       0.0%
    Restoque Comercio e Confeccoes de Roupas SA................................    864,008   2,552,207       0.1%
    Rodobens Negocios Imobiliarios SA..........................................    168,138     418,538       0.0%
*   Rossi Residencial SA.......................................................    646,746     493,707       0.0%
*   Rumo Logistica Operadora Multimodal SA.....................................  6,023,871   2,599,124       0.1%
    Santos Brasil Participacoes SA.............................................    426,488   1,595,287       0.0%
    Sao Carlos Empreendimentos e Participacoes SA..............................     47,859     515,450       0.0%
    Sao Martinho SA............................................................    538,962   6,856,540       0.1%
    SLC Agricola SA............................................................    614,118   3,556,766       0.1%
    Smiles SA..................................................................    422,900   7,144,363       0.1%
    Sonae Sierra Brasil SA.....................................................    253,046   1,709,118       0.0%
*   Springs Global Participacoes SA............................................    142,088      42,443       0.0%
    Sul America SA.............................................................  1,912,293   9,012,613       0.2%
*   T4F Entretenimento SA......................................................     20,600      18,324       0.0%
    Technos SA.................................................................    209,600     403,485       0.0%
    Tecnisa SA.................................................................  1,273,026   1,647,821       0.0%
    Tegma Gestao Logistica.....................................................    303,935   1,523,231       0.0%
    Tempo Participacoes SA.....................................................    299,602     298,314       0.0%
    Tereos Internacional SA....................................................    635,183     206,601       0.0%
    Totvs SA...................................................................  1,381,462  15,960,667       0.3%
    TPI--Triunfo Participacoes e Investimentos SA..............................    334,301     448,257       0.0%
    Transmissora Alianca de Energia Eletrica SA................................    595,000   3,916,046       0.1%
    Trisul SA..................................................................     37,542      37,879       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
    Identificacao S.A..........................................................    664,999 $ 10,340,432       0.2%
*   Vanguarda Agro SA..........................................................  1,753,336      529,559       0.0%
    Via Varejo SA..............................................................    205,862      375,791       0.0%
                                                                                           ------------       ---
TOTAL BRAZIL...................................................................             322,119,131       5.6%
                                                                                           ------------       ---
CHILE -- (1.1%)
    Banmedica SA...............................................................  1,702,707    3,589,701       0.1%
    Besalco SA.................................................................  2,277,748    1,187,937       0.0%
    Bupa Chile SA..............................................................    794,071      684,824       0.0%
    CAP SA.....................................................................    486,206    1,729,165       0.0%
    Cementos BIO BIO SA........................................................    452,622      366,301       0.0%
*   Cia Pesquera Camanchaca SA.................................................    194,645        7,860       0.0%
*   Cia Sud Americana de Vapores SA............................................ 65,095,514    2,474,406       0.1%
    Cintac SA..................................................................    324,650       47,770       0.0%
    Clinica LAS Condes SA......................................................        349       21,112       0.0%
    Cristalerias de Chile SA...................................................    156,836    1,141,045       0.0%
    E.CL SA(BWXTK30)...........................................................     21,797       35,458       0.0%
*   E.CL SA(2311410)...........................................................  4,777,230    7,771,346       0.2%
*   Empresas AquaChile SA......................................................  1,281,212      764,559       0.0%
    Empresas Hites SA..........................................................  1,245,628      570,221       0.0%
    Empresas Iansa SA.......................................................... 23,220,040      598,296       0.0%
*   Empresas La Polar SA.......................................................  5,705,798      225,844       0.0%
    Enjoy SA...................................................................  1,299,391      106,751       0.0%
    Forus SA...................................................................    766,413    3,358,108       0.1%
    Gasco SA...................................................................    227,945    1,723,609       0.0%
    Grupo Security SA..........................................................  1,921,812      622,119       0.0%
    Inversiones Aguas Metropolitanas SA........................................  3,941,557    6,424,806       0.1%
    Inversiones La Construccion SA.............................................    168,935    2,162,611       0.1%
*   Latam Airlines Group SA....................................................    134,619    1,273,384       0.0%
    Masisa SA.................................................................. 14,224,085      499,988       0.0%
    Molibdenos y Metales SA....................................................      5,009       36,221       0.0%
*   Multiexport Foods SA.......................................................  3,502,735      638,527       0.0%
    Parque Arauco SA...........................................................  6,438,922   12,106,205       0.2%
    PAZ Corp. SA...............................................................  1,320,749      842,135       0.0%
    Ripley Corp. SA............................................................  7,867,698    4,180,498       0.1%
    Salfacorp SA...............................................................  2,403,478    1,964,750       0.0%
    Sigdo Koppers SA...........................................................    735,025    1,100,885       0.0%
*   Sociedad Matriz SAAM SA.................................................... 32,165,938    2,839,795       0.1%
    Socovesa SA................................................................  2,895,998      680,381       0.0%
*   Tech Pack SA...............................................................    272,888      116,436       0.0%
    Vina Concha y Toro SA......................................................  5,108,739   10,403,736       0.2%
    Vina Concha y Toro SA Sponsored ADR........................................      2,025       79,016       0.0%
    Vina San Pedro Tarapaca SA................................................. 30,502,987      238,379       0.0%
                                                                                           ------------       ---
TOTAL CHILE....................................................................              72,614,185       1.3%
                                                                                           ------------       ---
CHINA -- (15.1%)
    361 Degrees International, Ltd.............................................  4,022,000    1,558,453       0.0%
*   Active Group Holdings, Ltd.................................................  1,322,000      127,873       0.0%
    Agile Property Holdings, Ltd...............................................  9,977,500    8,345,231       0.2%
    Ajisen China Holdings, Ltd.................................................  3,183,000    1,982,172       0.0%
*   Alibaba Health Information Technology, Ltd.................................  3,985,200    6,243,984       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    AMVIG Holdings, Ltd........................................................  2,228,000 $ 1,221,893       0.0%
    Anhui Expressway Co., Ltd. Class H.........................................  2,770,000   2,388,756       0.1%
    Anta Sports Products, Ltd..................................................  1,235,000   2,734,646       0.1%
#   Anton Oilfield Services Group..............................................  6,854,000   1,662,519       0.0%
    Anxin-China Holdings, Ltd.................................................. 16,347,000     812,019       0.0%
#   Asia Cement China Holdings Corp............................................  2,639,000   1,529,536       0.0%
#*  Asian Citrus Holdings, Ltd.................................................  3,627,000     417,184       0.0%
    Ausnutria Dairy Corp., Ltd.................................................    365,000     132,615       0.0%
#*  AVIC International Holdings, Ltd...........................................  1,658,000   1,848,412       0.0%
#   AviChina Industry & Technology Co., Ltd. Class H........................... 11,250,788  12,847,748       0.2%
#   Baoxin Auto Group, Ltd.....................................................  3,213,500   2,535,929       0.1%
    Baoye Group Co., Ltd. Class H..............................................  1,860,000   1,546,560       0.0%
    Beijing Capital International Airport Co., Ltd. Class H....................  9,730,000  10,329,274       0.2%
    Beijing Capital Land, Ltd. Class H.........................................  6,554,500   5,424,085       0.1%
    Beijing Jingneng Clean Energy Co., Ltd. Class H............................  7,384,000   3,649,958       0.1%
    Beijing North Star Co., Ltd. Class H.......................................  5,466,000   2,539,955       0.1%
#*  Beijing Properties Holdings, Ltd...........................................  2,292,000     238,893       0.0%
    Billion Industrial Holdings, Ltd...........................................     26,000      11,374       0.0%
#   Biostime International Holdings, Ltd.......................................    935,500   4,287,704       0.1%
#   Bloomage Biotechnology Corp., Ltd..........................................    952,500   2,225,647       0.0%
#   Boer Power Holdings, Ltd...................................................  1,689,000   3,257,606       0.1%
#   Bosideng International Holdings, Ltd....................................... 16,446,000   2,849,126       0.1%
    Bracell, Ltd...............................................................    328,000      56,527       0.0%
    BYD Electronic International Co., Ltd......................................  4,313,315   6,463,778       0.1%
    C C Land Holdings, Ltd.....................................................  8,048,343   2,034,371       0.0%
    C.banner International Holdings, Ltd.......................................     62,000      23,974       0.0%
    Carrianna Group Holdings Co., Ltd..........................................  2,127,257     304,254       0.0%
    CECEP COSTIN New Materials Group, Ltd......................................  1,740,000     835,793       0.0%
    Central China Real Estate, Ltd.............................................  4,083,626   1,207,381       0.0%
#   Changshouhua Food Co., Ltd.................................................  1,773,000   1,396,909       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd....................................  6,771,138     506,707       0.0%
#   Chaowei Power Holdings, Ltd................................................  3,272,000   2,348,930       0.1%
*   Chigo Holding, Ltd......................................................... 24,026,000     565,358       0.0%
    China Aerospace International Holdings, Ltd................................ 14,262,500   2,859,537       0.1%
#   China Agri-Industries Holdings, Ltd........................................ 12,819,800   7,287,709       0.1%
#   China All Access Holdings, Ltd.............................................  3,638,000   1,276,227       0.0%
    China Animal Healthcare, Ltd...............................................  3,671,000   2,462,948       0.1%
    China Aoyuan Property Group, Ltd...........................................  6,676,000   1,494,727       0.0%
*   China Automation Group, Ltd................................................  3,303,000     586,329       0.0%
    China BlueChemical, Ltd.................................................... 10,104,000   4,513,069       0.1%
*   China Chengtong Development Group, Ltd.....................................  3,110,000     281,539       0.0%
    China Child Care Corp., Ltd................................................  3,583,000     720,764       0.0%
    China Communications Services Corp., Ltd. Class H.......................... 13,876,000   7,855,464       0.1%
*   China Culiangwang Beverages Holdings, Ltd..................................    829,500      65,207       0.0%
#   China Datang Corp. Renewable Power Co., Ltd. Class H....................... 14,673,000   2,435,354       0.1%
    China Dongxiang Group Co., Ltd............................................. 13,246,985   3,238,220       0.1%
#*  China Dredging Environment Protection Holdings, Ltd........................  3,105,000     759,723       0.0%
#*  China Energine International Holdings, Ltd.................................  1,074,000     186,380       0.0%
    China Everbright, Ltd......................................................  3,262,000  10,741,781       0.2%
#   China Fiber Optic Network System Group, Ltd................................  7,640,000   2,782,308       0.1%
*   China Fire Safety Enterprise Group, Ltd....................................  1,875,000     149,540       0.0%
#*  China Foods, Ltd...........................................................  3,500,000   2,616,322       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    China Glass Holdings, Ltd..................................................  4,522,000 $   640,016       0.0%
*   China High Precision Automation Group, Ltd.................................  1,289,000      38,044       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.....................  6,280,000   5,655,917       0.1%
#   China Hongqiao Group, Ltd..................................................  3,378,000   3,140,578       0.1%
*   China Household Holdings, Ltd..............................................  7,490,000     815,238       0.0%
#*  China Huarong Energy Co., Ltd.............................................. 15,127,500   2,049,387       0.0%
#*  China Huiyuan Juice Group, Ltd.............................................  4,327,500   1,687,268       0.0%
#   China ITS Holdings Co., Ltd................................................  4,003,412     629,428       0.0%
#*  China Jiuhao Health Industry Corp., Ltd....................................  5,180,000     350,878       0.0%
#   China Lesso Group Holdings, Ltd............................................  6,733,000   4,938,463       0.1%
    China Lilang, Ltd..........................................................  2,911,000   3,031,395       0.1%
#*  China Lumena New Materials Corp............................................ 14,530,000     439,431       0.0%
    China Machinery Engineering Corp. Class H..................................  4,104,000   5,448,136       0.1%
    China Medical System Holdings, Ltd.........................................  5,090,500   8,944,131       0.2%
#   China Merchants Land, Ltd..................................................  7,194,000   2,303,037       0.0%
#*  China Metal Recycling Holdings, Ltd........................................  2,401,686     547,855       0.0%
#*  China Modern Dairy Holdings, Ltd........................................... 10,409,000   4,221,354       0.1%
    China National Materials Co., Ltd..........................................  7,660,000   2,813,550       0.1%
*   China New Town Development Co., Ltd........................................  7,978,148     447,183       0.0%
#   China Oceanwide Holdings, Ltd..............................................  7,098,000   1,093,531       0.0%
#   China Oil & Gas Group, Ltd................................................. 25,980,000   3,646,827       0.1%
    China Outfitters Holdings, Ltd.............................................     24,000       2,762       0.0%
#   China Overseas Grand Oceans Group, Ltd.....................................  5,594,500   3,330,621       0.1%
#   China Power International Development, Ltd................................. 17,297,000  11,039,494       0.2%
*   China Power New Energy Development Co., Ltd................................ 32,320,000   3,196,476       0.1%
#*  China Precious Metal Resources Holdings Co., Ltd........................... 22,312,318   1,902,311       0.0%
*   China Properties Group, Ltd................................................  2,464,000     704,008       0.0%
*   China Qinfa Group, Ltd.....................................................  1,042,000      64,823       0.0%
*   China Rare Earth Holdings, Ltd.............................................  8,172,000   1,851,204       0.0%
    China Resources Cement Holdings, Ltd.......................................    278,000     176,325       0.0%
*   China Ruifeng Renewable Energy, Ltd........................................    116,000      15,123       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.....................................  3,510,000   1,516,255       0.0%
*   China SCE Property Holdings, Ltd...........................................  7,510,200   1,568,717       0.0%
#   China Shanshui Cement Group, Ltd........................................... 11,268,000   9,144,605       0.2%
    China Shineway Pharmaceutical Group, Ltd...................................  1,801,200   3,062,482       0.1%
*   China Shipping Development Co., Ltd. Class H...............................  5,572,000   4,661,427       0.1%
#   China Singyes Solar Technologies Holdings, Ltd.............................  2,768,200   4,533,273       0.1%
#   China South City Holdings, Ltd............................................. 14,216,000   6,265,302       0.1%
    China Starch Holdings, Ltd.................................................  6,470,000     188,035       0.0%
#   China Suntien Green Energy Corp., Ltd. Class H............................. 10,775,000   2,895,551       0.1%
*   China Taifeng Beddings Holdings, Ltd.......................................  1,336,000     186,165       0.0%
#*  China Tian Lun Gas Holdings, Ltd...........................................    876,000     885,976       0.0%
*   China Tianyi Holdings, Ltd.................................................  2,336,000     292,238       0.0%
*   China Tontine Wines Group, Ltd.............................................    374,000      17,608       0.0%
#*  China Traditional Chinese Medicine Co., Ltd................................  2,158,000   1,680,380       0.0%
    China Travel International Investment Hong Kong, Ltd....................... 14,807,900   6,577,514       0.1%
    China Vanadium Titano--Magnetite Mining Co., Ltd...........................  6,231,000     673,350       0.0%
    China Water Affairs Group, Ltd.............................................  6,752,000   4,270,823       0.1%
#*  China Water Industry Group, Ltd............................................  1,260,000     337,714       0.0%
#*  China Yurun Food Group, Ltd................................................  9,041,000   3,117,586       0.1%
    China ZhengTong Auto Services Holdings, Ltd................................  5,191,000   3,541,216       0.1%
#   China Zhongwang Holdings, Ltd..............................................  9,777,200   5,935,102       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
*   Chinasoft International, Ltd...............................................  6,942,000 $ 3,967,855       0.1%
*   Chinese People Holdings Co., Ltd........................................... 11,425,709     251,433       0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H...................................    643,400     196,964       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H...........................  7,586,000   1,674,693       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..................  2,662,000     802,815       0.0%
#   CIMC Enric Holdings, Ltd...................................................  3,078,000   3,390,951       0.1%
*   CITIC Dameng Holdings, Ltd.................................................  1,439,000     145,868       0.0%
*   CITIC Resources Holdings, Ltd.............................................. 13,254,600   2,373,464       0.1%
    Citychamp Watch & Jewellery Group, Ltd..................................... 11,492,000   1,435,725       0.0%
    Clear Media, Ltd...........................................................    282,000     330,807       0.0%
*   CNNC International, Ltd....................................................    281,000     159,486       0.0%
*   Coastal Greenland, Ltd.....................................................  5,672,000     233,477       0.0%
#   Comba Telecom Systems Holdings, Ltd........................................  6,053,234   2,139,539       0.0%
#*  Comtec Solar Systems Group, Ltd............................................  4,684,000     782,666       0.0%
*   Concord New Energy Group, Ltd.............................................. 25,974,964   2,099,426       0.0%
    Coolpad Group, Ltd......................................................... 15,784,000   5,894,824       0.1%
#   Cosco International Holdings, Ltd..........................................  2,703,000   1,582,432       0.0%
    COSCO Pacific, Ltd.........................................................    551,792     869,565       0.0%
*   Coslight Technology International Group Co., Ltd...........................    820,000     489,298       0.0%
#   CP Pokphand Co., Ltd....................................................... 26,938,594   3,953,339       0.1%
#   CPMC Holdings, Ltd.........................................................  2,524,000   1,953,581       0.0%
    CT Environmental Group, Ltd................................................    904,000   1,266,501       0.0%
*   DaChan Food Asia, Ltd......................................................  1,725,955     197,961       0.0%
#   Dah Chong Hong Holdings, Ltd...............................................  4,922,000   3,072,190       0.1%
    Dalian Port PDA Co., Ltd. Class H..........................................  3,188,000   1,735,723       0.0%
#   DaMing International Holdings, Ltd.........................................    762,000     344,625       0.0%
    Daphne International Holdings, Ltd.........................................  6,714,000   1,895,459       0.0%
#   Dawnrays Pharmaceutical Holdings, Ltd......................................  2,630,943   2,221,014       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd...................................  2,108,000      95,193       0.0%
    Digital China Holdings, Ltd................................................  5,320,800   8,209,009       0.2%
#   Dongjiang Environmental Co., Ltd. Class H..................................     76,150     412,840       0.0%
    Dongyue Group, Ltd.........................................................  7,432,000   3,157,340       0.1%
#*  Dynasty Fine Wines Group, Ltd..............................................  1,614,000      56,226       0.0%
    Embry Holdings, Ltd........................................................    473,000     265,993       0.0%
    EVA Precision Industrial Holdings, Ltd.....................................  5,958,435   1,926,103       0.0%
*   EverChina International Holdings Co., Ltd.................................. 17,180,000     828,753       0.0%
    Evergreen International Holdings, Ltd......................................  1,246,000     189,336       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.....................................    977,921      70,585       0.0%
    Fantasia Holdings Group Co., Ltd........................................... 11,877,000   1,925,432       0.0%
#   First Tractor Co., Ltd. Class H............................................  2,713,176   2,449,648       0.1%
    Franshion Properties China, Ltd............................................ 23,818,300   9,592,433       0.2%
    Freetech Road Recycling Technology Holdings, Ltd...........................  2,164,000     400,464       0.0%
#   Fufeng Group, Ltd..........................................................  6,185,600   4,841,339       0.1%
#*  GCL-Poly Energy Holdings, Ltd.............................................. 36,271,000  10,922,833       0.2%
#   Geely Automobile Holdings, Ltd............................................. 28,845,000  16,264,076       0.3%
*   Global Bio-Chem Technology Group Co., Ltd..................................  9,996,800     623,025       0.0%
*   Global Sweeteners Holdings, Ltd............................................    424,951      27,172       0.0%
*   Glorious Property Holdings, Ltd............................................ 14,915,501   2,290,044       0.0%
    Goldbond Group Holdings, Ltd...............................................    210,000      13,111       0.0%
#   Golden Eagle Retail Group, Ltd.............................................  3,089,000   4,626,038       0.1%
    Golden Meditech Holdings, Ltd..............................................  4,855,193   1,063,789       0.0%
*   Goldin Properties Holdings, Ltd............................................  1,388,000   3,367,068       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    Goldlion Holdings, Ltd.....................................................  1,285,962 $   601,566       0.0%
    Goldpac Group, Ltd.........................................................     34,000      28,383       0.0%
#   GOME Electrical Appliances Holding, Ltd.................................... 57,831,000  14,814,624       0.3%
    Good Friend International Holdings, Inc....................................    404,667     128,685       0.0%
#   Goodbaby International Holdings, Ltd.......................................  4,145,000   1,898,249       0.0%
#   Greatview Aseptic Packaging Co., Ltd.......................................  4,366,000   2,636,430       0.1%
#   Greenland Hong Kong Holdings, Ltd..........................................  2,407,000   2,464,188       0.1%
#   Greentown China Holdings, Ltd..............................................  4,469,648   5,539,326       0.1%
#*  Guangdong Land Holdings, Ltd...............................................  4,396,800   1,542,386       0.0%
    Guangshen Railway Co., Ltd. Class H........................................  6,110,000   4,069,814       0.1%
    Guangzhou R&F Properties Co., Ltd..........................................  2,601,600   3,318,210       0.1%
#   Guodian Technology & Environment Group Corp., Ltd. Class H.................  5,028,000     864,684       0.0%
    Haitian International Holdings, Ltd........................................  3,051,000   7,603,967       0.1%
#   Hanergy Thin Film Power Group, Ltd......................................... 20,252,000  18,821,317       0.3%
#   Harbin Electric Co., Ltd. Class H..........................................  4,715,413   3,867,821       0.1%
    Henderson Investment, Ltd..................................................    596,000      59,062       0.0%
*   Heng Tai Consumables Group, Ltd............................................  9,486,253     173,469       0.0%
#   Hengdeli Holdings, Ltd..................................................... 14,349,399   3,218,816       0.1%
#*  Hidili Industry International Development, Ltd.............................  5,079,000     529,090       0.0%
#   Hilong Holding, Ltd........................................................  4,081,000   1,537,348       0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H........................  2,030,000   1,966,530       0.0%
*   HKC Holdings, Ltd.......................................................... 19,289,447     768,153       0.0%
    HNA Infrastructure Co., Ltd. Class H.......................................    720,000     753,394       0.0%
#   Honghua Group, Ltd.........................................................  9,782,000   1,346,232       0.0%
    Hopefluent Group Holdings, Ltd.............................................    787,670     286,497       0.0%
#   Hopewell Highway Infrastructure, Ltd.......................................  4,662,000   2,312,992       0.0%
#*  Hopson Development Holdings, Ltd...........................................  4,002,000   4,691,551       0.1%
    HOSA International, Ltd....................................................  2,302,000   1,183,011       0.0%
    Hua Han Bio-Pharmaceutical Holdings, Ltd................................... 14,445,132   3,961,057       0.1%
*   Hua Lien International Holding Co., Ltd....................................    998,000      60,401       0.0%
    Huabao International Holdings, Ltd......................................... 10,704,014  12,023,205       0.2%
    Huadian Fuxin Energy Corp., Ltd. Class H...................................  2,282,000   1,227,404       0.0%
    Huaneng Renewables Corp., Ltd. Class H..................................... 21,172,000   9,243,678       0.2%
    Inspur International, Ltd..................................................  2,056,000     580,104       0.0%
#   Intime Retail Group Co., Ltd...............................................  6,959,000   7,790,065       0.1%
*   Jinchuan Group International Resources Co., Ltd............................  2,262,000     197,781       0.0%
    Jingwei Textile Machinery Class H..........................................  1,272,000   1,952,519       0.0%
    Jintian Pharmaceutical Group, Ltd..........................................  1,843,000     980,789       0.0%
#   Ju Teng International Holdings, Ltd........................................  5,126,000   3,201,613       0.1%
    Jutal Offshore Oil Services, Ltd...........................................    728,000     153,406       0.0%
*   Kai Yuan Holdings, Ltd..................................................... 15,260,000     304,038       0.0%
#   Kaisa Group Holdings, Ltd..................................................  9,828,000   1,978,141       0.0%
    Kasen International Holdings, Ltd..........................................    222,000      28,475       0.0%
#   Kingboard Chemical Holdings, Ltd...........................................  4,036,921   7,347,214       0.1%
    Kingboard Laminates Holdings, Ltd..........................................  5,419,000   2,778,406       0.1%
#*  Kingdee International Software Group Co., Ltd.............................. 11,041,200   6,536,729       0.1%
#   Kingsoft Corp., Ltd........................................................    988,000   3,843,403       0.1%
    KWG Property Holding, Ltd.................................................. 10,280,950  10,427,425       0.2%
#*  Labixiaoxin Snacks Group, Ltd..............................................  2,222,000     257,048       0.0%
    Lai Fung Holdings, Ltd..................................................... 27,157,614     668,170       0.0%
#   Le Saunda Holdings, Ltd....................................................  1,778,000     765,265       0.0%
    Lee & Man Chemical Co., Ltd................................................    998,785     543,097       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
CHINA -- (Continued)
#   Lee & Man Paper Manufacturing, Ltd.........................................   9,066,000 $ 5,147,883       0.1%
*   Leoch International Technology, Ltd........................................   1,436,000     214,480       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.............................   2,353,600   1,807,983       0.0%
#*  Lifetech Scientific Corp...................................................   4,572,000     848,459       0.0%
#   Lijun International Pharmaceutical Holding Co., Ltd........................  11,234,000   4,969,792       0.1%
*   Lingbao Gold Co., Ltd. Class H.............................................     682,000     157,780       0.0%
    Livzon Pharmaceutical Group, Inc. Class H..................................     199,600   1,442,898       0.0%
    Lonking Holdings, Ltd......................................................  12,626,000   3,131,482       0.1%
*   Loudong General Nice Resources China Holdings, Ltd.........................   7,842,140   1,317,099       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H....................................   3,676,000   1,423,672       0.0%
    Maoye International Holdings, Ltd..........................................   6,946,000   1,538,957       0.0%
#*  Microport Scientific Corp..................................................   2,349,000   1,291,837       0.0%
    MIE Holdings Corp..........................................................   5,958,000     728,729       0.0%
    MIN XIN Holdings, Ltd......................................................     568,000     538,057       0.0%
*   Mingfa Group International Co., Ltd........................................   6,599,000   2,344,192       0.1%
*   Mingyuan Medicare Development Co., Ltd.....................................   6,950,000     206,243       0.0%
    Minmetals Land, Ltd........................................................   6,738,000   1,039,993       0.0%
    Minth Group, Ltd...........................................................   3,313,000   8,277,190       0.2%
#   MMG, Ltd...................................................................   8,410,000   3,611,386       0.1%
    MOBI Development Co., Ltd..................................................   1,562,000     461,462       0.0%
*   Nan Hai Corp., Ltd.........................................................  29,650,000     400,621       0.0%
    Nature Home Holding Co., Ltd...............................................     520,000      78,665       0.0%
#   NetDragon Websoft, Inc.....................................................   1,058,044   3,236,713       0.1%
    New World Department Store China, Ltd......................................   2,838,462     815,687       0.0%
    Nine Dragons Paper Holdings, Ltd...........................................   9,746,000   7,956,798       0.1%
*   North Mining Shares Co., Ltd...............................................  15,820,000     772,222       0.0%
#   NVC Lighting Holdings, Ltd.................................................   7,010,000     603,722       0.0%
*   O-Net Communications Group, Ltd............................................   1,308,000     359,068       0.0%
    Overseas Chinese Town Asia Holdings, Ltd...................................   1,484,183     968,509       0.0%
#   Pacific Online, Ltd........................................................   2,302,365   1,233,244       0.0%
#   Parkson Retail Group, Ltd..................................................   7,495,500   1,908,719       0.0%
*   PAX Global Technology, Ltd.................................................   1,141,000   1,657,641       0.0%
    Peak Sport Products Co., Ltd...............................................   2,750,000     935,896       0.0%
#   Phoenix Satellite Television Holdings, Ltd.................................   6,366,000   2,515,063       0.1%
#   Poly Property Group Co., Ltd...............................................  14,009,000   8,975,667       0.2%
*   Pou Sheng International Holdings, Ltd......................................   8,891,806     724,172       0.0%
*   Powerlong Real Estate Holdings, Ltd........................................   6,464,000   1,399,178       0.0%
*   Prosperity International Holdings HK, Ltd..................................   5,020,000     191,070       0.0%
    Qingling Motors Co., Ltd. Class H..........................................   1,694,000     683,260       0.0%
*   Qunxing Paper Holdings Co., Ltd............................................     669,913      32,672       0.0%
*   Real Gold Mining, Ltd......................................................     300,500      10,197       0.0%
    Real Nutriceutical Group, Ltd..............................................   5,098,000   1,607,377       0.0%
#*  Renhe Commercial Holdings Co., Ltd......................................... 102,663,000   5,776,934       0.1%
#   REXLot Holdings, Ltd.......................................................  59,701,502   4,446,391       0.1%
#   Road King Infrastructure, Ltd..............................................   1,459,000   1,469,575       0.0%
    Samson Holding, Ltd........................................................   3,499,000     509,016       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.......................   6,295,000   1,772,925       0.0%
    Scud Group, Ltd............................................................   1,876,000     251,729       0.0%
#*  Semiconductor Manufacturing International Corp............................. 123,898,000  13,654,349       0.2%
*   Semiconductor Manufacturing International Corp. ADR........................      31,979     174,925       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H.............................   2,074,500   1,570,182       0.0%
    Shanghai Industrial Holdings, Ltd..........................................   2,596,000  10,350,203       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
#*  Shanghai Industrial Urban Development Group, Ltd........................... 10,316,000 $ 2,958,961       0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H............  6,956,000   3,537,658       0.1%
    Shanghai Prime Machinery Co., Ltd. Class H.................................  4,298,000   1,196,540       0.0%
*   Shanghai Zendai Property, Ltd..............................................  8,390,000     374,138       0.0%
    Shengli Oil & Gas Pipe Holdings, Ltd.......................................  4,506,000     261,310       0.0%
#   Shenguan Holdings Group, Ltd...............................................  6,464,000   2,020,457       0.0%
    Shenzhen Expressway Co., Ltd. Class H......................................  4,024,400   3,870,256       0.1%
    Shenzhen International Holdings, Ltd.......................................  5,663,251  10,644,831       0.2%
    Shenzhen Investment, Ltd................................................... 16,205,378   8,920,269       0.2%
*   Shougang Concord International Enterprises Co., Ltd........................ 28,796,000   2,033,184       0.0%
#   Shougang Fushan Resources Group, Ltd....................................... 21,052,000   5,403,787       0.1%
#   Shui On Land, Ltd.......................................................... 23,796,643   7,721,374       0.1%
*   Shunfeng International Clean Energy, Ltd...................................  2,974,000   2,096,990       0.0%
    Sichuan Expressway Co., Ltd. Class H.......................................  4,984,000   2,726,210       0.1%
*   Sijia Group Co.............................................................  1,076,350      35,691       0.0%
    Silver Grant International Industries, Ltd.................................  4,750,000   1,020,711       0.0%
*   SIM Technology Group, Ltd..................................................  1,050,000      64,760       0.0%
    Sino Biopharmaceutical, Ltd................................................  4,760,000   5,428,264       0.1%
#*  Sino Oil And Gas Holdings, Ltd............................................. 71,702,766   2,068,538       0.0%
    Sino-Ocean Land Holdings, Ltd.............................................. 12,169,604  10,155,092       0.2%
*   Sinofert Holdings, Ltd..................................................... 13,929,327   3,811,286       0.1%
*   Sinolink Worldwide Holdings, Ltd........................................... 10,218,800   1,406,177       0.0%
#   SinoMedia Holding, Ltd.....................................................  1,983,000   1,158,597       0.0%
#   Sinopec Kantons Holdings, Ltd..............................................  1,632,000   1,477,066       0.0%
#   Sinosoft Technology Group, Ltd.............................................  1,890,000   1,407,457       0.0%
#*  Sinotrans Shipping, Ltd....................................................  6,209,086   1,732,579       0.0%
    Sinotrans, Ltd. Class H....................................................  9,671,000   7,401,356       0.1%
    Sinotruk Hong Kong, Ltd....................................................  3,678,500   2,628,391       0.1%
    SITC International Holdings Co., Ltd.......................................  4,577,000   3,386,372       0.1%
    Skyworth Digital Holdings, Ltd............................................. 10,365,245   9,207,123       0.2%
    SMI Holdings Group, Ltd.................................................... 14,404,066   1,596,521       0.0%
    SOHO China, Ltd............................................................  1,696,000   1,288,802       0.0%
*   Solargiga Energy Holdings, Ltd.............................................  9,199,000     467,473       0.0%
#*  Sound Global, Ltd..........................................................    193,000     183,350       0.0%
#*  Sparkle Roll Group, Ltd....................................................  6,616,000     350,076       0.0%
    Springland International Holdings, Ltd.....................................  3,982,000   1,524,502       0.0%
#   SPT Energy Group, Inc......................................................  4,844,000   1,088,164       0.0%
    SRE Group, Ltd............................................................. 16,652,346     827,187       0.0%
    Sun King Power Electronics Group...........................................    132,000      26,876       0.0%
    Sunac China Holdings, Ltd.................................................. 11,569,000  15,272,123       0.3%
#   Sunny Optical Technology Group Co., Ltd....................................  3,495,000   7,741,606       0.1%
#   TCC International Holdings, Ltd............................................  5,627,098   2,359,868       0.1%
#   TCL Communication Technology Holdings, Ltd.................................  3,218,198   3,433,411       0.1%
#   TCL Multimedia Technology Holdings, Ltd....................................  3,322,510   2,730,587       0.1%
*   Technovator International, Ltd.............................................    340,000     330,346       0.0%
#   Tenfu Cayman Holdings Co., Ltd.............................................    185,000      81,411       0.0%
    Texhong Textile Group, Ltd.................................................  1,890,000   2,262,997       0.0%
    Tian An China Investment Co., Ltd..........................................  1,383,000     910,589       0.0%
    Tian Shan Development Holding, Ltd.........................................  1,600,000     711,645       0.0%
    Tiande Chemical Holdings, Ltd..............................................     64,000      14,890       0.0%
#   Tiangong International Co., Ltd............................................  7,880,000   1,558,441       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H...........  1,572,000   1,649,737       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                               SHARES     VALUE++   OF NET ASSETS**
                                                             ---------- ----------- ---------------
CHINA -- (Continued)
    Tianjin Development Hldgs, Ltd..........................  2,116,000 $ 2,000,522       0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H.......  2,970,000     631,850       0.0%
    Tianjin Port Development Holdings, Ltd.................. 10,556,800   3,395,462       0.1%
#   Tianneng Power International, Ltd.......................  4,420,048   2,160,284       0.0%
#   Tibet 5100 Water Resources Holdings, Ltd................  7,163,000   2,750,799       0.1%
    Time Watch Investments, Ltd.............................  1,456,000     245,620       0.0%
#   Tomson Group, Ltd.......................................  1,120,751     329,856       0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H............  3,302,000   5,775,159       0.1%
    Tongda Group Holdings, Ltd.............................. 16,750,000   3,013,740       0.1%
    Tonly Electronics Holdings, Ltd.........................    431,176     372,189       0.0%
    Top Spring International Holdings, Ltd..................    150,500      64,459       0.0%
#   Towngas China Co., Ltd..................................  5,430,000   5,809,186       0.1%
    TPV Technology, Ltd.....................................  4,889,964   1,192,348       0.0%
    Travelsky Technology, Ltd. Class H......................  4,569,090   8,894,825       0.2%
#   Trigiant Group, Ltd.....................................  3,526,000     927,187       0.0%
*   Trony Solar Holdings Co., Ltd...........................  1,757,000      26,750       0.0%
#   Truly International Holdings, Ltd.......................  8,033,573   3,791,635       0.1%
#   Uni-President China Holdings, Ltd.......................  5,570,000   4,496,798       0.1%
*   United Energy Group, Ltd................................ 13,116,450   2,024,515       0.0%
#*  V1 Group, Ltd........................................... 20,329,600   2,138,207       0.0%
#*  Wanda Hotel Development Co., Ltd........................    380,000      82,404       0.0%
    Wanguo International Mining Group, Ltd..................    308,000      83,355       0.0%
    Wasion Group Holdings, Ltd..............................  2,898,000   4,562,375       0.1%
    Weiqiao Textile Co. Class H.............................  2,785,500   2,075,268       0.0%
    Welling Holding, Ltd....................................  5,890,000   1,532,361       0.0%
    West China Cement, Ltd.................................. 16,556,000   2,807,863       0.1%
*   Winsway Enterprises Holdings, Ltd.......................  6,894,000     239,690       0.0%
#   Wisdom Holdings Group...................................  3,767,000   3,275,877       0.1%
    World Wide Touch Technology Holdings, Ltd...............  3,216,000     410,709       0.0%
#   Wumart Stores, Inc. Class H.............................  2,513,000   2,189,994       0.0%
    Wuzhou International Holdings, Ltd......................  2,748,000     482,262       0.0%
#   Xiamen International Port Co., Ltd. Class H.............  6,010,000   3,314,723       0.1%
*   Xiao Nan Guo Restaurants Holdings, Ltd..................    792,000     105,202       0.0%
    Xingda International Holdings, Ltd......................  5,577,000   1,811,424       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H..    307,103     383,127       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.......  4,511,598   1,012,005       0.0%
    Xiwang Special Steel Co., Ltd...........................  3,409,000     570,096       0.0%
    XTEP International Holdings, Ltd........................  3,849,000   1,395,162       0.0%
*   Yanchang Petroleum International, Ltd................... 26,870,000   1,225,823       0.0%
    Yingde Gases Group Co., Ltd.............................  5,983,500   5,219,908       0.1%
#   Yip's Chemical Holdings, Ltd............................  1,734,000   1,053,606       0.0%
    Youyuan International Holdings, Ltd.....................  1,403,700     335,267       0.0%
    Yuanda China Holdings, Ltd.............................. 12,566,000   1,084,178       0.0%
    Yuexiu Property Co., Ltd................................ 47,444,284  11,601,135       0.2%
#   Yuexiu Transport Infrastructure, Ltd....................  3,850,018   2,820,395       0.1%
#   Yuzhou Properties Co., Ltd..............................  6,069,120   1,761,391       0.0%
#*  Zall Development Group, Ltd.............................  4,266,000   1,552,425       0.0%
#   Zhaojin Mining Industry Co., Ltd........................  5,505,000   3,957,215       0.1%
    Zhejiang Expressway Co., Ltd. Class H...................  1,772,000   2,827,962       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H.  1,008,200     791,159       0.0%
#   Zhong An Real Estate, Ltd...............................  5,486,400     779,005       0.0%
#   Zhongsheng Group Holdings, Ltd..........................  3,328,500   3,037,764       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                    ---------- ------------ ---------------
CHINA -- (Continued)
    Zhuzhou CSR Times Electric Co., Ltd. Class H...................    725,000 $  6,136,849       0.1%
                                                                               ------------      ----
TOTAL CHINA........................................................             960,944,515      16.8%
                                                                               ------------      ----
COLOMBIA -- (0.1%)
    Bolsa de Valores de Colombia................................... 22,283,259      196,452       0.0%
    Celsia SA ESP..................................................    718,686    1,523,662       0.1%
*   Cemex Latam Holdings SA........................................     81,384      454,411       0.0%
    Constructora Conconcreto SA....................................    293,150      144,298       0.0%
    Empresa de Telecomunicaciones de Bogota........................  1,981,412      395,118       0.0%
*   Fabricato SA...................................................    363,443        2,411       0.0%
    Grupo Odinsa SA................................................     42,383      168,323       0.0%
    Isagen SA ESP..................................................    440,925      589,566       0.0%
    Mineros SA.....................................................    102,961       76,183       0.0%
                                                                               ------------      ----
TOTAL COLOMBIA.....................................................               3,550,424       0.1%
                                                                               ------------      ----
GREECE -- (0.4%)
    Aegean Airlines SA.............................................    246,576    2,078,953       0.1%
*   Astir Palace Hotel SA..........................................     64,311      170,265       0.0%
    Athens Water Supply & Sewage Co. SA (The)......................    138,786      778,405       0.0%
*   Attica Bank SA.................................................  1,077,474       60,419       0.0%
    Bank of Greece.................................................    142,930    1,526,798       0.0%
*   Ellaktor SA....................................................    909,399    2,041,530       0.0%
    Elval--Hellenic Aluminium Industry SA..........................     61,004       87,354       0.0%
*   Fourlis Holdings SA............................................    283,268      772,803       0.0%
*   Frigoglass SAIC................................................    167,513      301,293       0.0%
*   GEK Terna Holding Real Estate Construction SA..................    475,188      944,817       0.0%
    Hellenic Exchanges SA Holding Clearing Settlement and Registry.    536,300    3,492,669       0.1%
    Iaso SA........................................................    234,070      168,362       0.0%
*   Intracom Holdings SA...........................................    686,768      352,652       0.0%
*   Intralot SA-Integrated Lottery Systems & Services..............    865,039    1,583,159       0.0%
*   Lamda Development SA...........................................     92,510      357,891       0.0%
*   Marfin Investment Group Holdings SA............................  6,320,159    1,083,018       0.0%
    Metka SA.......................................................    188,510    1,758,208       0.0%
    Motor Oil Hellas Corinth Refineries SA.........................    276,428    2,420,526       0.1%
*   Mytilineos Holdings SA.........................................    437,130    3,014,758       0.1%
    Piraeus Port Authority SA......................................     42,172      664,902       0.0%
*   Sarantis SA....................................................     96,712      878,247       0.0%
    Terna Energy SA................................................    257,713      773,743       0.0%
                                                                               ------------      ----
TOTAL GREECE.......................................................              25,310,772       0.4%
                                                                               ------------      ----
HONG KONG -- (0.0%)
*   China Public Procurement, Ltd..................................  8,824,000      284,020       0.0%
                                                                               ------------      ----
HUNGARY -- (0.0%)
*   Danubius Hotel and Spa P.L.C...................................     23,107      479,769       0.0%
*   FHB Mortgage Bank P.L.C........................................     27,009       77,847       0.0%
                                                                               ------------      ----
TOTAL HUNGARY......................................................                 557,616       0.0%
                                                                               ------------      ----
INDIA -- (11.9%)
*   3M India, Ltd..................................................      5,470      677,333       0.0%
    Aarti Industries...............................................    183,448      907,636       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
  INDIA -- (Continued)
      Aban Offshore, Ltd................   181,463 $ 1,117,922       0.0%
  *   ABG Shipyard, Ltd.................   229,253     727,335       0.0%
  *   Adani Power, Ltd.................. 5,260,020   3,565,648       0.1%
  *   Advanta, Ltd......................   185,203   1,340,631       0.0%
      Aegis Logistics, Ltd..............   107,854   1,170,348       0.0%
      Agro Tech Foods, Ltd..............    62,964     630,191       0.0%
      Ahmednagar Forgings, Ltd..........   110,584     396,642       0.0%
      AIA Engineering, Ltd..............   224,968   4,080,187       0.1%
      Ajanta Pharma, Ltd................   294,751   5,859,979       0.1%
      Akzo Nobel India, Ltd.............    67,372   1,487,774       0.0%
      Alembic Pharmaceuticals, Ltd......   537,356   3,972,732       0.1%
      Alembic, Ltd......................   624,014     356,930       0.0%
  *   Allahabad Bank.................... 1,701,490   2,749,529       0.1%
      Allcargo Logistics, Ltd...........   168,352     871,210       0.0%
  *   Alok Industries, Ltd.............. 6,468,731     691,340       0.0%
      Alstom India, Ltd.................   199,180   2,243,000       0.1%
      Alstom T&D India, Ltd.............   110,087     891,894       0.0%
      Amara Raja Batteries, Ltd.........   582,170   7,291,308       0.1%
      Amtek Auto, Ltd...................   870,097   2,182,996       0.1%
      Amtek India, Ltd..................   557,631     923,569       0.0%
      Anant Raj, Ltd.................... 1,147,745     703,647       0.0%
  *   Andhra Bank....................... 1,695,480   2,040,555       0.0%
      Apar Industries, Ltd..............    93,549     529,850       0.0%
      Apollo Hospitals Enterprise, Ltd..    65,541   1,180,391       0.0%
      Apollo Tyres, Ltd................. 1,991,620   5,436,613       0.1%
      Arvind, Ltd....................... 1,651,933   6,621,869       0.1%
  *   Asahi India Glass, Ltd............   409,958     858,868       0.0%
  *   Ashok Leyland, Ltd................ 8,562,959   9,386,943       0.2%
      Atul, Ltd.........................    79,203   1,442,447       0.0%
      Aurobindo Pharma, Ltd.............   564,009  11,403,870       0.2%
      Automotive Axles, Ltd.............    11,656     138,805       0.0%
      Bajaj Corp., Ltd..................   354,159   2,441,994       0.1%
      Bajaj Electricals, Ltd............   252,837     938,821       0.0%
      Bajaj Finance, Ltd................    59,492   3,755,036       0.1%
      Bajaj Finserv, Ltd................   100,490   2,246,557       0.1%
  *   Bajaj Hindusthan Sugar, Ltd....... 1,721,602     462,604       0.0%
      Bajaj Holdings & Investment, Ltd..   116,894   2,379,138       0.1%
      Balkrishna Industries, Ltd........   243,487   2,953,141       0.1%
      Ballarpur Industries, Ltd......... 1,878,459     408,002       0.0%
      Balmer Lawrie & Co., Ltd..........   111,347   1,002,193       0.0%
  *   Balrampur Chini Mills, Ltd........ 1,484,000   1,066,223       0.0%
  *   Bank of India..................... 1,521,136   5,199,721       0.1%
  *   Bank Of Maharashtra............... 1,124,781     658,060       0.0%
      Bannari Amman Sugars, Ltd.........    15,663     212,700       0.0%
      BASF India, Ltd...................    82,410   1,438,784       0.0%
      Bata India, Ltd...................   145,561   2,337,018       0.1%
      BEML, Ltd.........................   224,568   3,468,744       0.1%
      Berger Paints India, Ltd.......... 2,005,250   6,645,491       0.1%
      BGR Energy Systems, Ltd...........   161,858     306,813       0.0%
      Bharat Forge, Ltd.................   444,476   8,767,429       0.2%
      Bhushan Steel, Ltd................   241,443     233,303       0.0%
      Biocon, Ltd.......................   508,356   3,639,335       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Birla Corp., Ltd................................   160,261 $1,086,834       0.0%
    Blue Dart Express, Ltd..........................    33,009  2,991,121       0.1%
    Blue Star, Ltd..................................   242,496  1,175,387       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.......... 1,270,486  1,286,338       0.0%
    Brigade Enterprises, Ltd........................   175,658    423,395       0.0%
    Britannia Industries, Ltd.......................   159,092  5,495,339       0.1%
    Canara Bank.....................................     9,755     58,041       0.0%
    Carborundum Universal, Ltd......................   329,688    933,792       0.0%
    CCL Products India, Ltd.........................   436,081  1,303,643       0.0%
    Ceat, Ltd.......................................   203,257  2,443,467       0.1%
*   Central Bank Of India...........................   412,584    675,210       0.0%
    Century Plyboards India, Ltd....................   478,579  1,539,449       0.0%
    Century Textiles & Industries, Ltd..............   624,260  7,249,425       0.1%
    CESC, Ltd.......................................   589,707  5,082,787       0.1%
    Chambal Fertilizers & Chemicals, Ltd............ 1,520,950  1,578,195       0.0%
*   Chennai Petroleum Corp., Ltd....................   459,696    660,993       0.0%
    Cholamandalam Investment and Finance Co., Ltd...    71,956    666,841       0.0%
    City Union Bank, Ltd............................ 1,585,661  2,340,035       0.1%
    Clariant Chemicals India, Ltd...................    73,106    979,738       0.0%
*   Claris Lifesciences, Ltd........................    82,834    319,201       0.0%
    CMC, Ltd........................................    65,297  1,949,713       0.0%
    Coromandel International, Ltd...................   537,604  1,951,847       0.0%
    Corp. Bank...................................... 1,286,717  1,149,750       0.0%
    Cox & Kings, Ltd................................   680,284  3,287,487       0.1%
    CRISIL, Ltd.....................................    59,292  1,844,694       0.0%
    Crompton Greaves, Ltd........................... 2,902,612  7,670,898       0.1%
    Cyient, Ltd.....................................   350,955  2,685,890       0.1%
    Dalmia Bharat, Ltd..............................   105,109    723,747       0.0%
    DB Corp., Ltd...................................    43,770    252,402       0.0%
*   DB Realty, Ltd..................................   938,261    948,238       0.0%
*   DCB Bank, Ltd................................... 1,837,835  3,519,782       0.1%
    DCM Shriram, Ltd................................   260,162    486,461       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd..   288,668    602,494       0.0%
    Delta Corp., Ltd................................   901,455  1,119,101       0.0%
*   DEN Networks, Ltd...............................   414,215    845,921       0.0%
    Dena Bank....................................... 1,576,287  1,213,953       0.0%
    Dewan Housing Finance Corp., Ltd................    27,941    196,042       0.0%
*   Dish TV India, Ltd.............................. 3,910,955  4,667,228       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd........   337,020    834,902       0.0%
    Dredging Corp. Of India, Ltd....................     4,035     22,777       0.0%
*   Dynamatic Technologies, Ltd.....................     2,375    119,570       0.0%
    eClerx Services, Ltd............................    92,486  2,285,565       0.1%
    Edelweiss Financial Services, Ltd............... 2,029,440  1,980,501       0.0%
    Eicher Motors, Ltd..............................    25,233  6,076,692       0.1%
    EID Parry India, Ltd............................   539,108  1,383,850       0.0%
    EIH, Ltd........................................   948,297  1,577,807       0.0%
    Electrosteel Castings, Ltd......................   711,611    200,480       0.0%
    Elgi Equipments, Ltd............................   238,521    517,606       0.0%
    Emami, Ltd......................................   142,377  2,082,213       0.1%
    Engineers India, Ltd............................   721,289  2,071,927       0.1%
    Entertainment Network India, Ltd................    61,885    672,658       0.0%
*   Eros International Media, Ltd...................   280,605  1,820,322       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                          ---------- ---------- ---------------
INDIA -- (Continued)
    Escorts, Ltd.........................................    643,674 $1,261,544       0.0%
*   Ess Dee Aluminium, Ltd...............................    100,468    368,710       0.0%
*   Essar Oil, Ltd.......................................  2,063,648  3,533,258       0.1%
    Essar Ports, Ltd.....................................    509,327    940,966       0.0%
    Essel Propack, Ltd...................................    481,828    958,675       0.0%
    Eveready Industries India, Ltd.......................    208,926    908,130       0.0%
    Exide Industries, Ltd................................  2,227,581  5,965,651       0.1%
    FAG Bearings India, Ltd..............................     32,397  2,036,745       0.0%
    FDC, Ltd.............................................    458,029  1,104,968       0.0%
    Federal Bank, Ltd....................................  4,709,623  9,715,975       0.2%
*   Federal-Mogul Goetze India, Ltd......................     72,593    545,620       0.0%
    Financial Technologies India, Ltd....................    124,447    338,377       0.0%
    Finolex Cables, Ltd..................................    764,037  3,236,175       0.1%
    Finolex Industries, Ltd..............................    411,268  1,770,693       0.0%
*   Firstsource Solutions, Ltd...........................  2,015,168    938,758       0.0%
*   Fortis Healthcare, Ltd...............................  1,162,654  2,858,059       0.1%
*   Future Consumer Enterprise, Ltd......................  4,872,160    868,079       0.0%
    Future Lifestyle Fashions, Ltd.......................     21,868     26,764       0.0%
    Future Retail, Ltd...................................    928,426  1,679,043       0.0%
    Gabriel India, Ltd...................................    529,591    675,120       0.0%
*   Gammon Infrastructure Projects, Ltd..................    430,528     87,684       0.0%
    Gateway Distriparks, Ltd.............................    590,287  3,276,359       0.1%
    Gati, Ltd............................................    220,146    695,342       0.0%
    GHCL, Ltd............................................     66,113     80,707       0.0%
    Gillette India, Ltd..................................     14,470    984,972       0.0%
    Global Offshore Services, Ltd........................     75,764    626,565       0.0%
    GMR Infrastructure, Ltd.............................. 15,201,104  3,579,151       0.1%
    Godfrey Phillips India, Ltd..........................     33,429    259,456       0.0%
    Godrej Industries, Ltd...............................    291,266  1,694,214       0.0%
    Godrej Properties, Ltd...............................    569,541  2,193,401       0.1%
    Graphite India, Ltd..................................    397,865    530,841       0.0%
    Great Eastern Shipping Co., Ltd. (The)...............    527,626  2,794,132       0.1%
    Greaves Cotton, Ltd..................................    679,340  1,465,668       0.0%
    Grindwell Norton, Ltd................................     20,536    206,967       0.0%
    Gruh Finance, Ltd....................................    222,390    860,347       0.0%
*   GTL Infrastructure, Ltd..............................    286,188     10,094       0.0%
    Gujarat Alkalies & Chemicals, Ltd....................    209,464    557,206       0.0%
    Gujarat Fluorochemicals, Ltd.........................    215,721  2,104,363       0.1%
*   Gujarat Gas Co., Ltd.................................    295,808  3,324,081       0.1%
    Gujarat Industries Power Co., Ltd....................     98,741    130,192       0.0%
    Gujarat Mineral Development Corp., Ltd...............    792,668  1,257,118       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    350,398    385,799       0.0%
*   Gujarat Pipavav Port, Ltd............................    904,219  3,164,124       0.1%
    Gujarat State Fertilisers & Chemicals, Ltd...........    969,096  1,159,263       0.0%
    Gujarat State Petronet, Ltd..........................  1,579,823  2,988,638       0.1%
    Gulf Oil Corp., Ltd..................................     76,450    194,490       0.0%
    Gulf Oil Lubricants India, Ltd.......................     76,450    539,423       0.0%
*   GVK Power & Infrastructure, Ltd......................  6,769,418    914,605       0.0%
*   Hathway Cable & Datacom, Ltd.........................  1,902,964  1,588,145       0.0%
    Havells India, Ltd...................................  2,134,174  9,409,460       0.2%
*   HCL Infosystems, Ltd.................................    626,484    428,109       0.0%
    HEG, Ltd.............................................     94,448    316,638       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                ---------- ---------- ---------------
INDIA -- (Continued)
*   HeidelbergCement India, Ltd................    793,145 $  875,876       0.0%
*   Hexa Tradex, Ltd...........................     73,518     25,788       0.0%
    Hexaware Technologies, Ltd.................  1,621,942  7,160,699       0.1%
    Hikal, Ltd.................................     77,780    169,851       0.0%
*   Himachal Futuristic Communications, Ltd....  5,324,182  1,126,621       0.0%
    Hinduja Global Solutions, Ltd..............     30,903    264,349       0.0%
    Hinduja Ventures, Ltd......................     36,075    250,064       0.0%
*   Hindustan Construction Co., Ltd............  1,572,759    777,311       0.0%
    Hindustan Petroleum Corp., Ltd.............    225,615  2,225,794       0.1%
    Hitachi Home & Life Solutions India, Ltd...     64,496  1,517,580       0.0%
    Honeywell Automation India, Ltd............     13,295  1,610,397       0.0%
*   Hotel Leela Venture, Ltd...................    540,246    153,216       0.0%
*   Housing Development & Infrastructure, Ltd..  3,402,874  6,344,360       0.1%
    HSIL, Ltd..................................    246,915  1,492,153       0.0%
    HT Media, Ltd..............................    523,901    898,124       0.0%
    Huhtamaki PPL, Ltd.........................    114,748    404,076       0.0%
    ICRA, Ltd..................................        740     52,331       0.0%
    IDBI Bank, Ltd.............................  4,198,441  4,946,841       0.1%
*   IFB Industries, Ltd........................      5,517     52,093       0.0%
    IIFL Holdings, Ltd.........................  1,384,402  3,812,034       0.1%
    IL&FS Transportation Networks, Ltd.........    592,746  1,574,197       0.0%
*   India Cements, Ltd. (The)..................  2,289,120  3,304,570       0.1%
    Indiabulls Housing Finance, Ltd............    357,294  3,315,996       0.1%
    Indian Bank................................    701,947  1,554,683       0.0%
*   Indian Hotels Co., Ltd.....................  2,778,246  4,784,137       0.1%
    Indian Overseas Bank.......................  1,962,918  1,365,910       0.0%
    Indoco Remedies, Ltd.......................    279,744  1,536,637       0.0%
    Indraprastha Gas, Ltd......................    468,548  3,044,250       0.1%
    Info Edge India, Ltd.......................    158,914  1,932,550       0.0%
    Ingersoll-Rand India, Ltd..................     91,519  1,389,810       0.0%
*   Inox Leisure, Ltd..........................    344,932    886,331       0.0%
*   Intellect Design Arena, Ltd................    628,348  1,134,592       0.0%
*   International Paper APPM, Ltd..............     57,705    256,691       0.0%
    Ipca Laboratories, Ltd.....................    370,908  3,756,015       0.1%
    IRB Infrastructure Developers, Ltd.........  1,548,200  5,708,982       0.1%
    ITD Cementation India, Ltd.................     13,533    148,629       0.0%
    J Kumar Infraprojects, Ltd.................      5,195     50,231       0.0%
    Jagran Prakashan, Ltd......................    774,450  1,360,478       0.0%
    Jai Corp., Ltd.............................    104,735     93,512       0.0%
    Jain Irrigation Systems, Ltd...............  3,020,099  2,722,904       0.1%
*   Jaiprakash Associates, Ltd................. 12,131,929  3,982,189       0.1%
*   Jaiprakash Power Ventures, Ltd.............  6,325,569    864,978       0.0%
    Jammu & Kashmir Bank, Ltd. (The)...........  1,961,819  2,983,391       0.1%
*   Jaypee Infratech, Ltd......................  3,515,447    922,094       0.0%
    JB Chemicals & Pharmaceuticals, Ltd........    253,609    863,625       0.0%
    JBF Industries, Ltd........................    183,247    667,997       0.0%
    Jindal Drilling & Industries, Ltd..........      4,327     11,442       0.0%
    Jindal Poly Films, Ltd.....................    104,923    365,238       0.0%
    Jindal Saw, Ltd............................  1,547,608  1,670,226       0.0%
*   Jindal Stainless, Ltd......................    380,310    224,758       0.0%
    Jindal Steel & Power, Ltd..................  2,612,872  5,703,012       0.1%
    JK Cement, Ltd.............................    193,891  1,925,987       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
INDIA -- (Continued)
    JK Lakshmi Cement, Ltd.......................   452,644 $2,548,121       0.1%
    JK Tyre & Industries, Ltd....................   860,299  1,612,392       0.0%
    JM Financial, Ltd............................ 2,073,645  1,530,386       0.0%
    JSW Energy, Ltd.............................. 2,082,694  3,730,822       0.1%
*   JSW Holdings, Ltd............................    16,768    303,572       0.0%
*   Jubilant Foodworks, Ltd......................   300,515  7,132,043       0.1%
    Jubilant Life Sciences, Ltd..................   544,358  1,303,366       0.0%
    Just Dial, Ltd...............................   144,759  2,434,120       0.1%
    Jyothy Laboratories, Ltd.....................   412,538  1,615,293       0.0%
    Kajaria Ceramics, Ltd........................   300,412  3,639,145       0.1%
*   Kakinada Fertilizers, Ltd....................   632,948     20,947       0.0%
    Kalpataru Power Transmission, Ltd............   470,345  1,693,403       0.0%
    Kansai Nerolac Paints, Ltd...................   331,166  1,167,284       0.0%
    Karnataka Bank, Ltd. (The)................... 1,400,330  2,775,658       0.1%
    Karur Vysya Bank, Ltd. (The).................   429,622  3,249,169       0.1%
    Kaveri Seed Co., Ltd.........................   202,438  2,649,533       0.1%
    KEC International, Ltd.......................   767,208  1,186,940       0.0%
*   Kesoram Industries, Ltd......................   461,304    906,057       0.0%
    Kewal Kiran Clothing, Ltd....................     1,598     55,995       0.0%
    Kirloskar Brothers, Ltd......................       817      2,576       0.0%
    Kirloskar Oil Engines, Ltd...................   237,212  1,013,203       0.0%
    Kolte-Patil Developers, Ltd..................   185,065    623,343       0.0%
    Kotak Mahindra Bank, Ltd.....................    15,316    320,820       0.0%
    KPIT Technologies, Ltd....................... 1,019,605  1,689,918       0.0%
    KRBL, Ltd....................................   461,405  1,141,637       0.0%
    KSB Pumps, Ltd...............................    51,306    456,488       0.0%
*   KSK Energy Ventures, Ltd.....................   189,206    172,274       0.0%
    Lakshmi Machine Works, Ltd...................    27,921  1,643,658       0.0%
    Lakshmi Vilas Bank, Ltd. (The)...............   727,633  1,175,074       0.0%
*   Lanco Infratech, Ltd......................... 6,716,064    543,612       0.0%
*   Mahanagar Telephone Nigam, Ltd............... 1,095,049    310,472       0.0%
    Maharashtra Seamless, Ltd....................   210,955    699,461       0.0%
    Mahindra & Mahindra Financial Services, Ltd..   214,465    906,214       0.0%
*   Mahindra CIE Automotive, Ltd.................    73,042    218,579       0.0%
    Mahindra Holidays & Resorts India, Ltd.......   226,940    921,071       0.0%
    Mahindra Lifespace Developers, Ltd...........   115,825    843,479       0.0%
    Mandhana Industries, Ltd.....................    42,936    185,428       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd..... 1,693,120  1,863,487       0.0%
*   Marico Kaya Enterprises, Ltd.................     6,469    167,851       0.0%
    Mastek, Ltd..................................    47,137    287,166       0.0%
    MAX India, Ltd...............................   931,335  6,245,650       0.1%
    McLeod Russel India, Ltd.....................   459,139  1,742,695       0.0%
    Mercator, Ltd................................   501,192    131,945       0.0%
    Merck, Ltd...................................    62,578    823,041       0.0%
    MindTree, Ltd................................   323,800  6,224,827       0.1%
    MOIL, Ltd....................................   158,280    629,967       0.0%
    Monsanto India, Ltd..........................    50,797  2,290,247       0.1%
    Motherson Sumi Systems, Ltd..................   754,249  5,992,062       0.1%
    Motilal Oswal Financial Services, Ltd........    45,175    211,956       0.0%
    Mphasis, Ltd.................................   469,051  2,891,816       0.1%
    MPS, Ltd.....................................    22,289    317,343       0.0%
    MRF, Ltd.....................................     9,737  5,643,613       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                      --------- ---------- ---------------
INDIA -- (Continued)
    Natco Pharma, Ltd................................   109,983 $3,684,128       0.1%
    National Aluminium Co., Ltd...................... 1,265,013    943,542       0.0%
    Nava Bharat Ventures, Ltd........................    13,117     33,793       0.0%
    Navneet Education, Ltd...........................   659,686    952,331       0.0%
    NCC, Ltd......................................... 4,896,360  7,002,882       0.1%
    NESCO, Ltd.......................................    40,456  1,026,421       0.0%
    NIIT Technologies, Ltd...........................   316,328  1,744,597       0.0%
    NIIT, Ltd........................................   167,888     95,346       0.0%
*   Nirvikara Paper Mills, Ltd.......................    25,924     19,469       0.0%
    Nitin Fire Protection Industries, Ltd............   824,985    434,727       0.0%
    Noida Toll Bridge Co., Ltd.......................   126,184     66,904       0.0%
    Oberoi Realty, Ltd...............................   413,647  1,741,975       0.0%
    OCL India, Ltd...................................    67,894    428,084       0.0%
    OMAXE, Ltd.......................................   550,780  1,150,015       0.0%
    Orient Cement, Ltd...............................   351,095    937,946       0.0%
    Oriental Bank of Commerce........................ 1,139,579  3,656,404       0.1%
    Orissa Minerals Development Co., Ltd.............     6,645    268,519       0.0%
*   Oswal Chemicals & Fertilizers, Ltd...............    29,723      9,400       0.0%
    Page Industries, Ltd.............................    28,297  6,031,380       0.1%
*   Parsvnath Developers, Ltd........................   652,167    217,671       0.0%
*   Patel Engineering, Ltd...........................    17,376     21,921       0.0%
    PC Jeweller, Ltd.................................   443,730  2,409,442       0.1%
    Peninsula Land, Ltd..............................   559,353    245,754       0.0%
    Persistent Systems, Ltd..........................   201,478  2,240,711       0.1%
    Petronet LNG, Ltd................................ 1,501,665  4,105,743       0.1%
*   Pfizer, Ltd......................................    89,525  2,962,736       0.1%
    Phoenix Mills, Ltd. (The)........................   282,803  1,606,220       0.0%
    PI Industries, Ltd...............................   383,968  3,952,128       0.1%
    Pidilite Industries, Ltd.........................   205,521  1,825,507       0.0%
*   Pipavav Defence & Offshore Engineering Co., Ltd.. 1,532,809  1,382,090       0.0%
    Piramal Enterprises, Ltd.........................   237,828  3,563,768       0.1%
*   Plethico Pharmaceuticals, Ltd....................    68,473     31,517       0.0%
    Polaris Consulting & Services, Ltd...............   635,637  1,555,270       0.0%
    Praj Industries, Ltd.............................   655,921    623,956       0.0%
    Prakash Industries, Ltd..........................   219,127    137,717       0.0%
    Prestige Estates Projects, Ltd...................   620,571  2,378,651       0.1%
*   Prism Cement, Ltd................................   645,641  1,065,014       0.0%
    PTC India Financial Services, Ltd................ 1,970,428  1,649,210       0.0%
    PTC India, Ltd................................... 2,429,356  2,718,171       0.1%
*   Punj Lloyd, Ltd.................................. 1,344,331    607,904       0.0%
    Punjab & Sind Bank...............................   445,662    347,815       0.0%
    Puravankara Projects, Ltd........................   379,585    394,902       0.0%
    Radico Khaitan, Ltd..............................   553,179    787,865       0.0%
    Rain Industries, Ltd............................. 1,027,104    713,822       0.0%
    Rajesh Exports, Ltd..............................   106,849    389,465       0.0%
    Rallis India, Ltd................................   689,780  2,343,984       0.1%
    Ramco Cements, Ltd. (The)........................   540,933  2,625,664       0.1%
*   Ramco Systems, Ltd...............................     4,964     48,452       0.0%
    Ratnamani Metals & Tubes, Ltd....................    45,912    489,616       0.0%
    Raymond, Ltd.....................................   322,619  2,260,732       0.1%
    Redington India, Ltd............................. 1,530,378  2,867,998       0.1%
*   REI Agro, Ltd.................................... 2,301,465     27,177       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                             --------- ---------- ---------------
INDIA -- (Continued)
    Relaxo Footwears, Ltd...................    26,873 $  304,134       0.0%
*   Reliance Communications, Ltd............ 2,665,243  2,543,764       0.1%
    Reliance Infrastructure, Ltd............   935,969  6,112,576       0.1%
*   Reliance Power, Ltd..................... 3,014,498  2,683,063       0.1%
    Rolta India, Ltd........................   839,332  1,527,285       0.0%
    Ruchi Soya Industries, Ltd.............. 1,062,915    681,410       0.0%
    Sadbhav Engineering, Ltd................   314,907  1,480,795       0.0%
*   Sanghvi Movers, Ltd.....................     3,874     18,556       0.0%
    Sanofi India, Ltd.......................    30,502  1,593,833       0.0%
*   Schneider Electric Infrastructure, Ltd..    40,849    120,811       0.0%
    Shasun Pharmaceuticals, Ltd.............   147,908    732,691       0.0%
*   Shipping Corp. of India, Ltd............ 1,319,440    974,141       0.0%
    Shoppers Stop, Ltd......................    18,636    102,992       0.0%
*   Shree Renuka Sugars, Ltd................ 3,891,230    762,100       0.0%
    Simplex Infrastructures, Ltd............   100,324    670,996       0.0%
    Sintex Industries, Ltd.................. 2,865,480  5,007,677       0.1%
*   SITI Cable Network, Ltd.................   904,057    485,219       0.0%
    SJVN, Ltd............................... 2,558,418    965,406       0.0%
    SKF India, Ltd..........................   127,807  2,834,051       0.1%
    SML ISUZU, Ltd..........................    47,570    967,994       0.0%
    Sobha, Ltd..............................   475,492  2,930,687       0.1%
    Solar Industries India, Ltd.............    25,572  1,364,152       0.0%
    Sona Koyo Steering Systems, Ltd.........   301,545    250,938       0.0%
    Sonata Software, Ltd....................   351,326    868,574       0.0%
    South Indian Bank, Ltd. (The)........... 4,504,064  1,720,928       0.0%
*   Spice Mobility, Ltd.....................     7,078      2,843       0.0%
    SREI Infrastructure Finance, Ltd........   223,216    139,084       0.0%
    SRF, Ltd................................   185,591  2,890,964       0.1%
    Star Ferro and Cement, Ltd..............   137,796    341,994       0.0%
    State Bank of Bikaner & Jaipur..........   140,255  1,223,872       0.0%
    State Bank of Travancore................    94,759    654,584       0.0%
    Sterlite Technologies, Ltd.............. 1,229,996  1,164,533       0.0%
    Strides Arcolab, Ltd....................   338,221  5,520,013       0.1%
    Styrolution ABS India, Ltd..............    23,441    235,709       0.0%
*   Sun Pharma Advanced Research Co., Ltd...   683,215  4,285,236       0.1%
    Sun TV Network, Ltd.....................   336,161  1,846,291       0.0%
    Sundaram Finance, Ltd...................    34,562    796,748       0.0%
    Sundaram-Clayton, Ltd...................     3,890    114,640       0.0%
    Sundram Fasteners, Ltd..................   571,125  1,601,012       0.0%
    Supreme Industries, Ltd.................   284,198  3,075,485       0.1%
    Supreme Petrochem, Ltd..................   103,075    112,597       0.0%
*   Surana Industries, Ltd..................    14,879      5,909       0.0%
    Swaraj Engines, Ltd.....................    17,507    221,730       0.0%
    Syndicate Bank.......................... 2,207,857  3,453,673       0.1%
    TAKE Solutions, Ltd.....................   225,127    367,603       0.0%
    Tamil Nadu Newsprint & Papers, Ltd......   115,331    242,511       0.0%
    Tata Chemicals, Ltd.....................   421,074  2,825,178       0.1%
    Tata Communications, Ltd................   806,026  5,534,897       0.1%
    Tata Elxsi, Ltd.........................   217,163  3,803,506       0.1%
    Tata Global Beverages, Ltd.............. 3,236,914  7,269,574       0.1%
    Tata Sponge Iron, Ltd...................    77,951    713,494       0.0%
*   Tata Teleservices Maharashtra, Ltd...... 4,426,288    536,860       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           PERCENTAGE
                                                  SHARES      VALUE++    OF NET ASSETS**
                                                ----------- ------------ ---------------
INDIA -- (Continued)
    Techno Electric & Engineering Co., Ltd.....     118,945 $    731,796       0.0%
    Texmaco Rail & Engineering, Ltd............     275,783      548,733       0.0%
    Thermax, Ltd...............................     289,812    4,470,949       0.1%
    Time Technoplast, Ltd......................     603,257      437,358       0.0%
    Timken India, Ltd..........................     164,949    1,547,583       0.0%
    Titagarh Wagons, Ltd.......................     640,715    1,054,660       0.0%
    Torrent Pharmaceuticals, Ltd...............     365,996    6,939,771       0.1%
    Torrent Power, Ltd.........................     894,787    2,324,776       0.1%
    Transport Corp. of India, Ltd..............     228,308      907,905       0.0%
    Tree House Education and Accessories, Ltd..     159,918      991,850       0.0%
    Trent, Ltd.................................      44,342      800,750       0.0%
    Triveni Turbine, Ltd.......................     476,593      881,264       0.0%
    TTK Prestige, Ltd..........................      35,042    2,088,769       0.1%
    Tube Investments of India, Ltd.............     517,575    2,971,072       0.1%
*   TV18 Broadcast, Ltd........................   3,899,949    2,128,117       0.1%
    TVS Motor Co., Ltd.........................   1,701,062    6,309,755       0.1%
    UCO Bank...................................   1,890,843    1,879,224       0.0%
    Uflex, Ltd.................................     219,961      413,194       0.0%
    Unichem Laboratories, Ltd..................     307,193      983,651       0.0%
    Union Bank of India........................   2,561,512    5,814,825       0.1%
*   Unitech, Ltd...............................  20,738,304    5,023,528       0.1%
    UPL, Ltd...................................   2,016,992   15,608,778       0.3%
*   Usha Martin, Ltd...........................     681,264      224,139       0.0%
*   Uttam Galva Steels, Ltd....................     151,190      114,630       0.0%
    V-Guard Industries, Ltd....................      95,056    1,495,101       0.0%
    VA Tech Wabag, Ltd.........................     257,878    2,843,657       0.1%
    Vakrangee, Ltd.............................     773,546    1,283,530       0.0%
    Vardhman Textiles, Ltd.....................     155,646    1,591,772       0.0%
    Vesuvius India, Ltd........................       1,802       21,034       0.0%
*   Videocon Industries, Ltd...................     882,456    2,063,698       0.1%
    Vijaya Bank................................   1,925,008    1,377,608       0.0%
    VIP Industries, Ltd........................   1,012,627    1,545,079       0.0%
    Voltas, Ltd................................   1,357,324    5,965,225       0.1%
    VST Industries, Ltd........................      25,181      643,577       0.0%
    WABCO India, Ltd...........................      19,699    1,719,594       0.0%
    Welspun Corp., Ltd.........................     791,611    1,054,491       0.0%
*   Welspun Enterprises, Ltd...................      35,317      241,184       0.0%
    Welspun India, Ltd.........................     198,530    1,496,478       0.0%
    Wockhardt, Ltd.............................     216,153    4,381,897       0.1%
    Zensar Technologies, Ltd...................     118,681    1,304,333       0.0%
    Zuari Agro Chemicals, Ltd..................      42,970      137,314       0.0%
    Zydus Wellness, Ltd........................     103,786    1,612,779       0.0%
                                                            ------------      ----
TOTAL INDIA....................................              760,669,728      13.3%
                                                            ------------      ----
INDONESIA -- (2.6%)
    Ace Hardware Indonesia Tbk PT..............  35,239,300    1,752,510       0.0%
    Adhi Karya Persero Tbk PT..................  18,034,700    3,829,181       0.1%
    Agung Podomoro Land Tbk PT.................  76,648,100    2,463,114       0.1%
    Alam Sutera Realty Tbk PT.................. 123,888,700    5,840,578       0.1%
    Aneka Tambang Persero Tbk PT...............  33,801,900    2,066,344       0.1%
    Arwana Citramulia Tbk PT...................  26,094,500    1,044,620       0.0%
    Asahimas Flat Glass Tbk PT.................     983,000      521,496       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                          ----------- ---------- ---------------
INDONESIA -- (Continued)
    Astra Graphia Tbk PT.................................   2,211,000 $  378,559       0.0%
*   Bakrie and Brothers Tbk PT........................... 313,052,900    217,356       0.0%
*   Bakrie Sumatera Plantations Tbk PT...................  58,428,800    225,404       0.0%
*   Bakrie Telecom Tbk PT................................  80,514,398    310,567       0.0%
*   Bakrieland Development Tbk PT........................ 184,417,450    711,350       0.0%
    Bank Bukopin Tbk PT..................................  34,159,866  1,828,189       0.0%
*   Bank Pan Indonesia Tbk PT............................  14,792,600  1,479,780       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  32,115,300  2,162,454       0.1%
    Bank Tabungan Negara Persero Tbk PT..................  66,409,249  5,689,933       0.1%
*   Barito Pacific Tbk PT................................  11,044,500    227,637       0.0%
    Benakat Integra Tbk PT............................... 161,498,600  1,130,560       0.0%
*   Berau Coal Energy Tbk PT.............................  40,089,600    252,336       0.0%
*   Berlian Laju Tanker Tbk PT...........................  35,106,366         --       0.0%
    BISI International Tbk PT............................  13,826,800  1,489,661       0.0%
*   Budi Starch & Sweetener Tbk PT.......................   5,947,000     40,540       0.0%
*   Bumi Resources Minerals Tbk PT.......................  26,586,600    311,888       0.0%
*   Bumi Resources Tbk PT................................ 154,724,700    855,840       0.0%
*   Central Proteinaprima Tbk PT.........................   6,944,300     29,359       0.0%
    Chandra Asri Petrochemical Tbk PT....................      13,500      3,275       0.0%
    Ciputra Development Tbk PT...........................  46,581,080  4,911,091       0.1%
    Ciputra Property Tbk PT..............................  29,970,700  1,565,871       0.0%
    Ciputra Surya Tbk PT.................................   7,741,500  1,755,794       0.0%
    Citra Marga Nusaphala Persada Tbk PT.................  15,488,875  2,815,371       0.1%
*   Clipan Finance Indonesia Tbk PT......................   1,482,000     45,703       0.0%
*   Darma Henwa Tbk PT...................................  72,303,600    278,895       0.0%
*   Davomas Abadi Tbk PT.................................  11,631,700        897       0.0%
*   Delta Dunia Makmur Tbk PT............................  44,875,700    291,624       0.0%
    Eagle High Plantations Tbk PT........................  82,101,600  1,597,094       0.0%
    Elnusa Tbk PT........................................  41,104,100  1,876,351       0.0%
*   Energi Mega Persada Tbk PT........................... 343,703,900  2,115,461       0.1%
*   Erajaya Swasembada Tbk PT............................  15,582,900    988,280       0.0%
*   Ever Shine Textile Tbk PT............................   3,654,640     55,824       0.0%
*   Exploitasi Energi Indonesia Tbk PT...................  38,978,100    215,329       0.0%
    Express Transindo Utama Tbk PT.......................   9,888,300    837,077       0.0%
*   Fajar Surya Wisesa Tbk PT............................     672,500     77,535       0.0%
    Gajah Tunggal Tbk PT.................................  21,372,300  1,808,958       0.0%
*   Garuda Indonesia Persero Tbk PT......................  32,805,149  1,502,303       0.0%
*   Golden Eagle Energy Tbk PT...........................   8,355,850  1,300,256       0.0%
*   Hanson International Tbk PT..........................  66,108,700  3,616,514       0.1%
    Harum Energy Tbk PT..................................   7,947,000    729,567       0.0%
    Hexindo Adiperkasa Tbk PT............................   1,395,400    315,529       0.0%
    Holcim Indonesia Tbk PT..............................   2,719,000    324,619       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  20,906,200  1,798,764       0.0%
*   Indika Energy Tbk PT.................................  17,231,000    385,184       0.0%
*   Indo-Rama Synthetics Tbk PT..........................     479,000     30,486       0.0%
    Indomobil Sukses Internasional Tbk PT................      33,000     10,709       0.0%
*   Inovisi Infracom Tbk PT..............................   1,806,467     16,305       0.0%
    Intiland Development Tbk PT..........................  74,170,932  3,704,915       0.1%
    Japfa Comfeed Indonesia Tbk PT.......................  36,330,400  1,533,881       0.0%
    Jaya Real Property Tbk PT............................   9,837,500    830,237       0.0%
    Kawasan Industri Jababeka Tbk PT..................... 166,284,077  3,631,431       0.1%
*   Krakatau Steel Persero Tbk PT........................  14,065,600    379,552       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Lippo Cikarang Tbk PT.................................   4,095,300 $3,771,496       0.1%
    Malindo Feedmill Tbk PT...............................   7,671,000    852,571       0.0%
    Matahari Putra Prima Tbk PT...........................   5,720,528  1,744,371       0.0%
    Mayora Indah Tbk PT...................................   2,891,850  5,685,112       0.1%
    Medco Energi Internasional Tbk PT.....................  13,524,900  3,332,423       0.1%
    Mitra Adiperkasa Tbk PT...............................   8,688,100  3,724,022       0.1%
*   Mitra Pinasthika Mustika Tbk PT.......................   4,030,100    210,168       0.0%
    MNC Investama Tbk PT.................................. 178,600,800  3,703,074       0.1%
*   MNC Sky Vision Tbk PT.................................   1,540,200    190,619       0.0%
    Modern Internasional Tbk PT...........................   4,017,800    139,720       0.0%
    Modernland Realty Tbk PT..............................  79,647,400  3,187,227       0.1%
    Multipolar Tbk PT.....................................  68,586,700  4,246,753       0.1%
    Multistrada Arah Sarana Tbk PT........................   6,875,500    164,069       0.0%
    Nippon Indosari Corpindo Tbk PT.......................  17,223,100  1,507,782       0.0%
*   Nusantara Infrastructure Tbk PT....................... 101,952,300  1,381,657       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT......................   1,844,300    114,374       0.0%
    Pan Brothers Tbk PT...................................  33,058,300  1,177,630       0.0%
*   Panasia Indo Resources Tbk PT.........................      59,000      2,754       0.0%
*   Panin Financial Tbk PT................................ 170,804,100  4,298,740       0.1%
    Panin Sekuritas Tbk PT................................      31,500     12,143       0.0%
*   Paninvest Tbk PT......................................   8,124,500    488,155       0.0%
    Pembangunan Perumahan Persero Tbk PT..................  16,076,700  4,844,296       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.  42,381,000  4,633,709       0.1%
    Petrosea Tbk PT.......................................   3,044,000    161,981       0.0%
*   Polaris Investama Tbk PT..............................   2,730,500    322,001       0.0%
*   PT Texmaco Jaya Tbk...................................      93,000         --       0.0%
    Ramayana Lestari Sentosa Tbk PT.......................  35,896,500  2,141,477       0.1%
    Resource Alam Indonesia Tbk PT........................   2,489,000    180,908       0.0%
    Salim Ivomas Pratama Tbk PT...........................  35,267,000  1,734,877       0.0%
    Samindo Resources Tbk PT..............................     475,750     18,159       0.0%
    Sampoerna Agro PT.....................................   5,672,100    791,568       0.0%
    Samudera Indonesia Tbk PT.............................      66,500     53,674       0.0%
    Selamat Sempurna Tbk PT...............................   5,483,600  1,989,467       0.0%
    Semen Baturaja Persero Tbk PT.........................  19,150,400    471,657       0.0%
*   Sentul City Tbk PT.................................... 289,515,200  2,152,357       0.1%
*   Sigmagold Inti Perkasa Tbk PT.........................  12,930,500    450,727       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT..........   1,037,460    440,925       0.0%
    Sri Rejeki Isman Tbk PT...............................  98,662,531  2,061,835       0.1%
*   Sugih Energy Tbk PT................................... 163,186,000  4,971,405       0.1%
    Summarecon Agung Tbk PT...............................  19,342,364  2,642,617       0.1%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT..........      64,500         --       0.0%
*   Surya Dumai Industri Tbk..............................   3,298,500         --       0.0%
    Surya Semesta Internusa Tbk PT........................  37,431,700  3,394,654       0.1%
*   Suryainti Permata Tbk PT..............................   7,252,000         --       0.0%
    Tempo Scan Pacific Tbk PT.............................   1,225,200    191,832       0.0%
    Tiga Pilar Sejahtera Food Tbk.........................  17,959,900  2,431,030       0.1%
    Timah Persero Tbk PT..................................  32,499,214  2,031,293       0.0%
*   Tiphone Mobile Indonesia Tbk PT.......................  21,065,200  1,557,175       0.0%
    Total Bangun Persada Tbk PT...........................  14,122,400  1,027,004       0.0%
*   Trada Maritime Tbk PT.................................  12,248,113     47,258       0.0%
    Trias Sentosa Tbk PT..................................  37,122,100    891,757       0.0%
*   Trimegah Securities Tbk PT............................   8,067,900     38,060       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                  ---------- ------------ ---------------
INDONESIA -- (Continued)
*   Truba Alam Manunggal Engineering PT.......... 21,316,500 $     13,156       0.0%
    Tunas Baru Lampung Tbk PT.................... 15,826,700      670,632       0.0%
    Tunas Ridean Tbk PT.......................... 13,838,000      762,253       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT.  3,667,600    1,116,363       0.0%
    Unggul Indah Cahaya Tbk PT...................     48,239        5,970       0.0%
*   Visi Media Asia Tbk PT....................... 47,814,600    1,709,483       0.0%
    Waskita Karya Persero Tbk PT.................  3,753,000      497,987       0.0%
    Wijaya Karya Persero Tbk PT..................  5,172,300    1,185,801       0.0%
    Wintermar Offshore Marine Tbk PT............. 10,172,157      313,222       0.0%
                                                             ------------       ---
TOTAL INDONESIA..................................             164,093,368       2.9%
                                                             ------------       ---
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd........................          1            2       0.0%
*   Metis Capital, Ltd...........................        919           --       0.0%
                                                             ------------       ---
TOTAL ISRAEL.....................................                       2       0.0%
                                                             ------------       ---
MALAYSIA -- (4.2%)
*   Adventa Bhd..................................      4,600        1,170       0.0%
    Aeon Co. M Bhd...............................  3,721,400    3,387,054       0.1%
    Aeon Credit Service M Bhd....................     46,800      195,016       0.0%
#   Affin Holdings Bhd...........................    845,920      690,896       0.0%
*   Ahmad Zaki Resources Bhd.....................    761,300      150,039       0.0%
#*  Alam Maritim Resources Bhd...................  4,746,300      895,336       0.0%
    Allianz Malaysia Bhd.........................     59,200      212,726       0.0%
    Amway Malaysia Hldgs Bhd.....................    399,300    1,232,518       0.0%
    Ann Joo Resources Bhd........................  1,141,450      330,732       0.0%
*   Anson Perdana Bhd............................     10,000           --       0.0%
    APM Automotive Holdings Bhd..................    256,900      371,109       0.0%
    Benalec Holdings Bhd.........................  6,269,700    1,357,616       0.0%
    Berjaya Assets Bhd...........................    848,300      204,572       0.0%
#   Berjaya Corp. Bhd............................ 25,198,900    3,068,153       0.1%
    Berjaya Land Bhd.............................  3,734,000      773,056       0.0%
    BIMB Holdings Bhd............................    992,108    1,113,774       0.0%
    Bina Darulaman Bhd...........................    547,600      142,581       0.0%
    Bintulu Port Holdings Bhd....................     25,900       51,579       0.0%
    BLD Plantation Bhd...........................     21,400       47,743       0.0%
#   Bonia Corp. Bhd..............................  1,878,500      547,230       0.0%
    Boustead Holdings Bhd........................    920,372    1,192,445       0.0%
    Boustead Plantations Bhd.....................    199,900       77,378       0.0%
    Bursa Malaysia Bhd...........................  3,632,100    8,902,058       0.2%
    Cahya Mata Sarawak Bhd.......................  2,244,400    3,193,115       0.1%
    Can-One Bhd..................................    497,700      378,680       0.0%
    Carlsberg Brewery Malaysia Bhd Class B.......  1,144,000    4,299,519       0.1%
*   Carotech Bhd.................................    230,650          259       0.0%
#   CB Industrial Product Holding Bhd............  2,861,940    1,628,542       0.0%
    Chin Teck Plantations Bhd....................     33,000       85,834       0.0%
#   Coastal Contracts Bhd........................  2,314,066    1,955,563       0.1%
    Crescendo Corp. Bhd..........................     64,200       42,930       0.0%
    CSC Steel Holdings Bhd.......................    564,800      160,399       0.0%
    Cypark Resources Bhd.........................  1,493,300      781,130       0.0%
*   D&O Green Technologies Bhd...................    149,900       11,209       0.0%
    Daibochi Plastic & Packaging Industry Bhd....     46,200       56,319       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                         ---------- ---------- ---------------
  MALAYSIA -- (Continued)
  *   Datuk Keramik Holdings Bhd........     24,000 $       --       0.0%
  *   Daya Materials Bhd................ 17,509,000    637,089       0.0%
      Dayang Enterprise Holdings Bhd....  2,662,096  1,962,781       0.1%
      DKSH Holdings Malaysia Bhd........    160,600    238,287       0.0%
  #   DRB-Hicom Bhd.....................  8,213,000  4,328,160       0.1%
      Dutch Lady Milk Industries Bhd....    141,300  1,887,987       0.0%
  #   Eastern & Oriental Bhd............  6,992,720  3,823,315       0.1%
  *   ECM Libra Financial Group Bhd.....    367,466    104,087       0.0%
      Ekovest BHD.......................    125,600     38,011       0.0%
      Engtex Group Bhd..................    515,150    142,500       0.0%
  *   Evergreen Fibreboard Bhd..........  3,325,000  1,014,345       0.0%
      FAR East Holdings Bhd.............     61,500    141,639       0.0%
  *   Fountain View Development Bhd.....    808,200         --       0.0%
  *   Global Oriental Bhd...............    766,800    114,741       0.0%
  #   Globetronics Technology Bhd.......  1,811,160  3,017,680       0.1%
      Glomac Bhd........................  2,945,400    793,662       0.0%
  *   Golden Plus Holding Bhd...........    216,000         --       0.0%
  *   Goldis Bhd........................    604,277    390,396       0.0%
  *   Green Packet Bhd..................  3,133,700    249,569       0.0%
  *   Guan Chong Bhd....................     83,000     19,452       0.0%
      Guinness Anchor Bhd...............    877,000  3,595,724       0.1%
      GuocoLand Malaysia Bhd............  1,535,500    519,822       0.0%
      Hai-O Enterprise Bhd..............    722,380    475,831       0.0%
  #   HAP Seng Consolidated Bhd.........  3,272,340  4,241,079       0.1%
      Hap Seng Plantations Holdings Bhd.  1,686,900  1,229,790       0.0%
  #   Hartalega Holdings Bhd............  1,138,900  2,605,459       0.1%
      Hiap Teck Venture Bhd.............  1,386,900    199,709       0.0%
      Hock Seng LEE Bhd.................  1,337,616    689,346       0.0%
      Hong Leong Industries Bhd.........    651,200    909,485       0.0%
      Hovid Bhd.........................  3,739,300    523,187       0.0%
      Hua Yang Bhd......................  1,360,000    799,771       0.0%
  *   Hume Industries Bhd...............    297,272    302,503       0.0%
      Hup Seng Industries Bhd...........    253,333     63,165       0.0%
      Hwang Capital Malaysia Bhd........    180,800     98,377       0.0%
      I Bhd.............................  2,226,500    382,754       0.0%
      IJM Corp. Bhd.....................  1,597,200  3,288,934       0.1%
  #   IJM Plantations Bhd...............  1,755,200  1,712,149       0.0%
  #   Inari Amertron Bhd................  1,872,212  1,663,430       0.0%
      Inch Kenneth Kajang Rubber PLC....  1,045,300    211,678       0.0%
      Insas Bhd.........................  5,512,681  1,426,239       0.0%
  *   Iris Corp. Bhd.................... 12,223,200  1,006,706       0.0%
  *   Iskandar Waterfront City Bhd......  3,000,600  1,099,414       0.0%
  *   JAKS Resources Bhd................  3,430,900    652,737       0.0%
  #   Jaya Tiasa Holdings Bhd...........  2,723,627  1,236,612       0.0%
      JCY International Bhd.............  5,144,100  1,101,986       0.0%
  *   K&N Kenanga Holdings Bhd..........  1,781,560    349,472       0.0%
  *   Karambunai Corp. Bhd..............  3,299,700     64,308       0.0%
      Karex Bhd.........................    284,700    241,366       0.0%
  #   Keck Seng Malaysia Bhd............    828,150  1,282,277       0.0%
      Kian JOO CAN Factory Bhd..........  1,893,880  1,626,432       0.0%
      Kim Loong Resources Bhd...........    292,760    230,276       0.0%
      Kimlun Corp. Bhd..................    813,900    289,101       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                        ---------- ---------- ---------------
MALAYSIA -- (Continued)
    KLCCP Stapled Group................................    874,200 $1,731,427       0.0%
#*  KNM Group Bhd...................................... 16,125,780  2,884,683       0.1%
#   Kossan Rubber Industries...........................  3,913,800  6,591,958       0.1%
#   KPJ Healthcare Bhd.................................  6,458,025  7,717,174       0.2%
*   Kretam Holdings Bhd................................  3,112,600    393,223       0.0%
#   KSL Holdings Bhd...................................  4,919,209  2,641,081       0.1%
*   KUB Malaysia Bhd...................................  1,353,500    154,948       0.0%
    Kulim Malaysia Bhd.................................  3,190,400  2,329,607       0.1%
*   Kumpulan Europlus Bhd..............................    406,000    119,574       0.0%
    Kumpulan Fima Bhd..................................    897,450    510,465       0.0%
    Kumpulan Perangsang Selangor Bhd...................  2,560,500  1,060,933       0.0%
    Kwantas Corp. Bhd..................................    390,200    208,685       0.0%
    Land & General BHD.................................  8,017,000  1,142,383       0.0%
#*  Landmarks Bhd......................................  1,780,500    647,815       0.0%
    LBS Bina Group Bhd.................................  2,206,100    965,563       0.0%
    Lingkaran Trans Kota Holdings Bhd..................    999,500  1,095,533       0.0%
*   Lion Industries Corp. Bhd..........................  3,189,100    397,947       0.0%
    LPI Capital Bhd....................................    135,270    550,491       0.0%
#   Magnum Bhd.........................................  3,950,200  3,025,058       0.1%
#   Mah Sing Group Bhd................................. 10,340,250  6,112,486       0.1%
    Malayan Flour Mills Bhd............................  1,707,450    726,540       0.0%
#   Malaysia Building Society Bhd......................    615,605    359,395       0.0%
#   Malaysia Marine and Heavy Engineering Holdings Bhd.  2,870,300    981,082       0.0%
    Malaysian Bulk Carriers Bhd........................  3,414,800  1,147,764       0.0%
    Malaysian Pacific Industries Bhd...................    742,413  1,383,514       0.0%
#   Malaysian Resources Corp. Bhd...................... 12,540,849  4,632,135       0.1%
    Malton Bhd.........................................    870,000    219,217       0.0%
*   Mancon Bhd.........................................     12,000         --       0.0%
#   Matrix Concepts Holdings Bhd.......................  1,494,500  1,321,307       0.0%
    MBM Resources Bhd..................................  1,452,496  1,383,328       0.0%
    Media Chinese International, Ltd...................  3,771,300    693,023       0.0%
    Media Prima Bhd....................................  7,059,103  3,320,728       0.1%
    Mega First Corp. Bhd...............................    472,600    324,372       0.0%
*   MEMS Technology Bhd................................  1,917,000         --       0.0%
    MK Land Holdings Bhd...............................  3,560,800    418,609       0.0%
#   MKH Bhd............................................  1,557,290  1,132,058       0.0%
    MNRB Holdings Bhd..................................    778,600    815,804       0.0%
*   MPHB Capital Bhd...................................  1,131,300    601,870       0.0%
    Muda Holdings Bhd..................................    358,600    162,045       0.0%
#   Mudajaya Group Bhd.................................  2,082,766    823,103       0.0%
#   Muhibbah Engineering M Bhd.........................  3,279,150  2,299,348       0.1%
#*  Mulpha International Bhd........................... 14,292,500  1,541,339       0.0%
#   My EG Services Bhd.................................  6,637,600  4,700,712       0.1%
    Naim Holdings Bhd..................................  1,671,100  1,296,877       0.0%
    NCB Holdings Bhd...................................  1,147,200    924,149       0.0%
*   Nikko Electronics Bhd..............................     36,600         --       0.0%
    NTPM Holdings Bhd..................................    334,100     66,350       0.0%
    Oldtown Bhd........................................  2,212,150  1,054,731       0.0%
    Oriental Holdings Bhd..............................    182,700    400,459       0.0%
#   OSK Holdings Bhd...................................  5,499,270  3,235,944       0.1%
    Pacific & Orient Bhd...............................    231,100     95,206       0.0%
#   Padini Holdings Bhd................................  3,709,200  1,455,082       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Panasonic Manufacturing Malaysia Bhd........    159,584 $1,030,520       0.0%
*   Panglobal Bhd...............................     14,000         --       0.0%
    Pantech Group Holdings Bhd..................  1,712,500    353,100       0.0%
    Paramount Corp. Bhd.........................    387,625    179,262       0.0%
#*  Parkson Holdings Bhd........................  4,627,608  2,787,283       0.1%
#   Perdana Petroleum Bhd.......................  4,929,840  1,874,477       0.0%
#*  Perisai Petroleum Teknologi Bhd............. 12,814,900  1,962,387       0.1%
    Pharmaniaga Bhd.............................    580,160  1,215,530       0.0%
    Pie Industrial Bhd..........................    174,720    332,139       0.0%
    PJ Development Holdings Bhd.................  2,618,500  1,084,598       0.0%
#   Pos Malaysia Bhd............................  3,092,800  4,408,989       0.1%
    Power Root Bhd..............................    109,100     53,417       0.0%
    Press Metal Bhd.............................  3,050,800  2,412,244       0.1%
#   Prestariang Bhd.............................  3,092,800  2,161,717       0.1%
*   Prime Utilities Bhd.........................      3,000         --       0.0%
    Protasco Bhd................................  2,277,400  1,210,403       0.0%
*   Puncak Niaga Holdings Bhd...................  1,914,120  1,388,534       0.0%
#   QL Resources Bhd............................  3,845,530  4,309,215       0.1%
    RCE Capital Bhd.............................  1,535,850    142,027       0.0%
*   Rimbunan Sawit Bhd..........................  3,389,100    527,778       0.0%
    Salcon Bhd..................................  6,715,500  1,606,597       0.0%
    Sarawak Oil Palms Bhd.......................    471,360    652,816       0.0%
    Sarawak Plantation Bhd......................     95,300     58,455       0.0%
    Scientex Bhd................................    601,262  1,122,185       0.0%
*   Scomi Energy Services Bhd...................  4,289,300    538,892       0.0%
#*  Scomi Group Bhd............................. 10,586,200    709,886       0.0%
*   Seal, Inc. Bhd..............................    513,700     93,263       0.0%
    SEG International Bhd.......................     85,100     35,112       0.0%
    Selangor Dredging Bhd.......................  1,118,200    319,819       0.0%
    Selangor Properties Bhd.....................    180,800    278,418       0.0%
    Shangri-La Hotels Malaysia Bhd..............    365,900    652,558       0.0%
*   Shell Refining Co. Federation of Malaya Bhd.     30,000     40,521       0.0%
    SHL Consolidated Bhd........................    277,400    254,687       0.0%
    Southern Acids Malaysia Bhd.................     41,000     43,917       0.0%
    Star Publications Malaysia Bhd..............  1,915,500  1,337,628       0.0%
    Subur Tiasa Holdings Bhd....................     32,075     16,407       0.0%
    Sunway Bhd..................................  3,037,560  3,226,730       0.1%
#   Supermax Corp. Bhd..........................  5,745,200  3,255,982       0.1%
    Suria Capital Holdings Bhd..................    715,500    497,056       0.0%
    Syarikat Takaful Malaysia Bhd...............    473,300  1,942,768       0.1%
    Symphony Life Bhd...........................  1,071,526    252,111       0.0%
    Ta Ann Holdings Bhd.........................  1,191,008  1,252,397       0.0%
    TA Enterprise Bhd...........................  9,815,700  1,951,096       0.1%
    TA Global Bhd...............................  9,613,540    861,539       0.0%
    TAHPS Group Bhd.............................      4,000      7,758       0.0%
*   Talam Transform Bhd.........................  5,646,800    125,455       0.0%
    Taliworks Corp. Bhd.........................    197,700    123,659       0.0%
    Tambun Indah Land Bhd.......................  1,658,700    871,481       0.0%
#   TAN Chong Motor Holdings Bhd................  1,992,000  1,677,391       0.0%
*   Tanjung Offshore Bhd........................  2,775,700    337,309       0.0%
    Tasek Corp. Bhd.............................     79,400    371,729       0.0%
#   TDM Bhd.....................................  7,700,400  1,684,534       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                    --------- ------------ ---------------
MALAYSIA -- (Continued)
#*  TH Heavy Engineering Bhd....................................... 8,164,700 $    717,643       0.0%
#   TH Plantations Bhd............................................. 1,665,860      733,540       0.0%
#   Time dotCom Bhd................................................ 1,821,888    3,116,216       0.1%
    Tiong NAM Logistics Holdings................................... 1,985,500      701,105       0.0%
#   Top Glove Corp. Bhd............................................ 4,045,060    6,367,128       0.1%
    Tropicana Corp. Bhd............................................ 4,303,600    1,313,585       0.0%
#   TSH Resources Bhd.............................................. 3,894,300    2,466,996       0.1%
#   Tune Ins Holdings Bhd.......................................... 2,804,700    1,431,681       0.0%
    Uchi Technologies Bhd.......................................... 1,476,400      658,290       0.0%
    UEM Edgenta Bhd................................................ 2,358,100    2,392,281       0.1%
    Unisem M Bhd................................................... 5,143,190    3,443,589       0.1%
    United Malacca Bhd.............................................   396,150      709,115       0.0%
    United Plantations Bhd.........................................   439,700    3,204,168       0.1%
    United U-Li Corp. Bhd..........................................   475,600      399,198       0.0%
#   UOA Development Bhd............................................ 3,638,000    2,310,734       0.1%
#   Uzma Bhd.......................................................   964,000      626,179       0.0%
    VS Industry Bhd................................................ 1,186,926    1,308,907       0.0%
#   Wah Seong Corp. Bhd............................................ 2,490,369      919,881       0.0%
#   WCT Holdings Bhd............................................... 7,207,261    3,688,100       0.1%
    Wellcall Holdings Bhd..........................................   859,900      472,041       0.0%
    Wing Tai Malaysia Bhd..........................................   724,500      351,749       0.0%
    WTK Holdings Bhd............................................... 3,198,600    1,029,903       0.0%
#   Yinson Holdings Bhd............................................ 1,433,200    1,168,340       0.0%
    YNH Property Bhd............................................... 2,348,285    1,263,200       0.0%
    YTL E-Solutions Bhd............................................ 3,485,600      548,339       0.0%
*   YTL Land & Development Bhd..................................... 1,352,200      301,492       0.0%
    Zhulian Corp. Bhd.............................................. 1,171,233      673,232       0.0%
                                                                              ------------       ---
TOTAL MALAYSIA.....................................................            264,308,633       4.6%
                                                                              ------------       ---
MEXICO -- (3.4%)
#   Alpek S.A.B. de C.V............................................ 2,038,094    2,765,814       0.1%
#*  Alsea S.A.B. de C.V............................................ 6,827,551   20,515,585       0.4%
#*  Axtel S.A.B. de C.V............................................ 8,584,737    2,490,033       0.0%
#*  Banregio Grupo Financiero S.A.B. de C.V........................ 1,872,632   10,741,208       0.2%
*   Bio Pappel S.A.B. de C.V.......................................   569,020      865,658       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V........................ 4,035,390    7,767,245       0.1%
#*  Cia Minera Autlan S.A.B. de C.V. Series B......................   885,151      761,569       0.0%
#*  Consorcio ARA S.A.B. de C.V. Series *.......................... 7,663,724    3,231,932       0.1%
    Controladora Comercial Mexicana S.A.B. de C.V..................   327,677    1,056,375       0.0%
*   Corp. Actinver S.A.B. de C.V...................................   161,282      164,415       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B.............................. 3,194,830       23,961       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V......................... 4,094,939    7,687,019       0.1%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.   960,372      870,106       0.0%
*   Corp. Mexicana de Restaurantes S.A.B. de C.V...................     1,323          529       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *........................   861,300    2,694,720       0.1%
    Corporativo Fragua S.A.B. de C.V...............................         3           47       0.0%
    Corporativo GBM S.A.B. de C.V..................................    22,477       21,390       0.0%
    Cydsa S.A.B. de C.V............................................     3,875        6,693       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.............................   781,820       28,667       0.0%
*   Empaques Ponderosa S.A. de C.V.................................   206,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V..................................... 3,558,526    3,154,475       0.1%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR......................   776,820    2,765,479       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                             ---------- ------------ ---------------
MEXICO -- (Continued)
*   Financiera Independencia S.A.B. de C.V..................    199,935 $     65,159       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  7,354,004    8,637,671       0.2%
#*  Gentera S.A.B. de C.V...................................  3,957,362    6,773,584       0.1%
    Gruma S.A.B. de C.V. Class B............................  1,044,764   12,585,926       0.2%
    Gruma S.A.B. de C.V. Sponsored ADR......................     20,292      978,886       0.0%
#*  Grupo Aeromexico S.A.B. de C.V..........................  2,493,380    4,404,289       0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V......  2,043,482   10,202,758       0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.      3,642      145,461       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.....     74,739    5,310,206       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.  2,116,469   15,040,973       0.3%
*   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......     83,510   12,073,041       0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..    593,396    8,395,420       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V...............    822,000    2,250,293       0.0%
#   Grupo Comercial Chedraui S.A. de C.V....................  2,381,862    7,147,760       0.1%
*   Grupo Famsa S.A.B. de C.V. Class A......................  2,235,340    1,690,128       0.0%
    Grupo Financiero Interacciones S.A. de C.V..............    480,728    3,023,742       0.1%
#*  Grupo Herdez S.A.B. de C.V. Series *....................  1,687,059    4,586,575       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B..........    592,181      802,853       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.................    261,700      527,767       0.0%
    Grupo KUO S.A.B. de C.V. Series B.......................    757,257    1,332,678       0.0%
*   Grupo Pochteca S.A.B. de C.V............................    585,177      530,939       0.0%
*   Grupo Posadas S.A.B. de C.V.............................    198,900      373,375       0.0%
*   Grupo Qumma S.A. de C.V. Series B.......................    105,334           --       0.0%
#   Grupo Sanborns S.A.B. de C.V............................    225,221      338,375       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B.....................  1,085,173    2,921,946       0.1%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR................      5,180       41,336       0.0%
*   Grupo Sports World S.A.B. de C.V........................    415,282      459,620       0.0%
*   Industrias Bachoco S.A.B. de C.V. ADR...................     29,082    1,564,321       0.0%
*   Industrias Bachoco S.A.B. de C.V. Series B..............    899,615    4,006,107       0.1%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,788,057    7,292,317       0.1%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.................  4,234,853      494,094       0.0%
#*  Megacable Holdings S.A.B. de C.V........................  1,002,551    4,169,127       0.1%
#*  Minera Frisco S.A.B. de C.V.............................    373,995      309,590       0.0%
*   OHL Mexico S.A.B. de C.V................................    402,067      812,415       0.0%
#   Organizacion Cultiba S.A.B. de C.V......................    999,987    1,342,702       0.0%
*   Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,105,467   12,681,671       0.2%
#*  Qualitas Controladora S.A.B. de C.V.....................    694,194    1,303,141       0.0%
*   Rassini S.A.B. de C.V...................................     90,235      372,009       0.0%
*   Sanluis Corp. S.A.B. de C.V.............................      4,642           --       0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B....................      4,642           --       0.0%
*   Sanluis Rassini S.A.P.I. de C.V. Series A...............      3,300           --       0.0%
*   Savia SA Class A........................................    610,700           --       0.0%
#*  TV Azteca S.A.B. de C.V................................. 10,962,440    3,344,037       0.1%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V..................  2,371,991          712       0.0%
#*  Vitro S.A.B. de C.V. Series A...........................    795,868    1,736,260       0.0%
                                                                        ------------       ---
TOTAL MEXICO................................................             217,682,184       3.8%
                                                                        ------------       ---
PHILIPPINES -- (1.5%)
    A Soriano Corp..........................................  3,430,211      543,417       0.0%
    Alsons Consolidated Resources, Inc......................  9,641,000      445,544       0.0%
    Atlas Consolidated Mining & Development Corp............  6,148,000    1,102,764       0.0%
    Belle Corp.............................................. 36,656,400    3,429,778       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES      VALUE++   OF NET ASSETS**
                                                  ----------- ----------- ---------------
PHILIPPINES -- (Continued)
    Cebu Air, Inc................................   2,050,090 $ 3,911,836       0.1%
    Cebu Holdings, Inc...........................   3,291,900     384,170       0.0%
    Century Properties Group, Inc................  26,261,151     537,532       0.0%
    China Banking Corp...........................     988,561   1,014,192       0.0%
    COL Financial Group, Inc.....................     130,900      44,090       0.0%
    Cosco Capital, Inc...........................   8,354,300   1,537,874       0.0%
    D&L Industries, Inc..........................  13,967,300   6,257,990       0.1%
*   East West Banking Corp.......................   1,659,100     822,194       0.0%
    EEI Corp.....................................   3,659,300     809,182       0.0%
*   Empire East Land Holdings, Inc...............  20,479,000     404,144       0.0%
    Filinvest Development Corp...................   3,314,322     327,955       0.0%
    Filinvest Land, Inc.......................... 121,731,577   5,184,043       0.1%
    First Gen Corp...............................  12,285,800   7,733,437       0.1%
    First Philippine Holdings Corp...............   2,650,340   5,519,036       0.1%
    Leisure & Resorts World Corp.................   4,391,840     926,186       0.0%
*   Lepanto Consolidated Mining Co...............  45,665,455     245,346       0.0%
    Lopez Holdings Corp..........................  21,158,700   4,101,198       0.1%
    Manila Water Co., Inc........................   9,185,500   5,104,990       0.1%
*   Megawide Construction Corp...................   2,050,108     358,774       0.0%
*   Metro Pacific Corp. Series A.................   1,827,193          --       0.0%
*   Pepsi-Cola Products Philippines, Inc.........  11,395,900   1,113,397       0.0%
    Petron Corp..................................   8,131,200   1,796,000       0.0%
*   Philex Petroleum Corp........................     162,100       6,783       0.0%
*   Philippine Bank of Communications............      14,726      10,241       0.0%
*   Philippine National Bank.....................   1,828,415   3,176,339       0.1%
*   Philippine National Construction Corp........     173,000       3,570       0.0%
    Philippine Savings Bank......................     356,863     753,902       0.0%
    Philippine Stock Exchange, Inc. (The)........     119,712     848,730       0.0%
*   Philippine Townships, Inc....................     318,732          --       0.0%
*   Philtown Properties, Inc.....................     111,562          --       0.0%
    Philweb Corp.................................   3,483,140   1,151,006       0.0%
    Phinma Corp..................................     135,549      34,962       0.0%
    Phoenix Petroleum Philippines, Inc...........     892,880      79,319       0.0%
    Puregold Price Club, Inc.....................   2,552,100   2,271,511       0.1%
    RFM Corp.....................................   9,081,668   1,047,647       0.0%
    Rizal Commercial Banking Corp................   3,119,980   3,198,225       0.1%
    Robinsons Land Corp..........................  12,204,805   8,195,191       0.2%
    San Miguel Pure Foods Co., Inc...............      91,350     401,825       0.0%
    Security Bank Corp...........................   2,312,768   8,714,647       0.2%
    Semirara Mining and Power Corp...............     722,960   2,685,271       0.1%
    Trans-Asia Oil & Energy Development Corp.....  13,865,000     683,729       0.0%
*   Travellers International Hotel Group, Inc....     830,300     125,706       0.0%
    Union Bank of the Philippines................   1,263,751   1,870,918       0.0%
*   Universal Rightfield Property Holdings, Inc..   1,062,000          --       0.0%
*   Victorias Milling Co., Inc...................     231,600      23,303       0.0%
    Vista Land & Lifescapes, Inc.................  45,066,000   7,580,394       0.1%
                                                              -----------       ---
TOTAL PHILIPPINES................................              96,518,288       1.7%
                                                              -----------       ---
POLAND -- (1.8%)
    AB SA........................................       1,082      12,911       0.0%
    ABC Data SA..................................     129,926     122,677       0.0%
    Action SA....................................      24,021     333,217       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
POLAND -- (Continued)
*   Agora SA................................   259,058 $   804,711       0.0%
*   Alchemia SA.............................    41,133      52,714       0.0%
    Amica Wronki SA.........................    19,806     862,922       0.0%
*   AmRest Holdings SE......................    59,809   2,179,703       0.1%
    Apator SA...............................    54,682     669,482       0.0%
    Asseco Poland SA........................   656,782  11,064,590       0.2%
    ATM SA..................................    64,541     179,811       0.0%
*   Bioton SA...............................   646,804   1,023,228       0.0%
*   Boryszew SA............................. 1,357,740   2,271,062       0.1%
    Budimex SA..............................   119,121   5,820,954       0.1%
#   CCC SA..................................   107,305   5,667,994       0.1%
#*  CD Projekt SA...........................   758,157   4,346,332       0.1%
    Ciech SA................................   295,749   4,816,848       0.1%
    ComArch SA..............................     3,713     138,161       0.0%
    Dom Development SA......................     4,673      66,836       0.0%
*   Echo Investment SA......................    88,926     167,690       0.0%
    Eko Export SA...........................    46,236     293,869       0.0%
    Elektrobudowa SA........................     8,568     285,710       0.0%
    Emperia Holding SA......................    93,044   1,649,764       0.0%
#   Eurocash SA.............................   309,891   3,143,186       0.1%
    Fabryki Mebli Forte SA..................   121,522   1,924,992       0.1%
    Famur SA................................   350,412     280,589       0.0%
*   Farmacol SA.............................    50,868     797,641       0.0%
    Firma Oponiarska Debica SA..............    30,655     662,672       0.0%
*   Getin Holding SA........................ 2,666,866   1,589,629       0.0%
#*  Getin Noble Bank SA.....................   151,282      75,110       0.0%
*   Global City Holdings NV.................    53,690     591,146       0.0%
    Grupa Azoty SA..........................    51,259   1,168,485       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA.    76,751     489,929       0.0%
    Grupa Kety SA...........................    60,532   5,316,721       0.1%
*   Grupa Lotos SA..........................   949,461   8,108,629       0.2%
*   Hawe SA.................................   846,548     530,656       0.0%
*   Impexmetal SA...........................   990,004     908,997       0.0%
#*  Integer.pl SA...........................    25,206   1,049,169       0.0%
    Inter Cars SA...........................    25,344   1,812,008       0.0%
#*  Jastrzebska Spolka Weglowa SA...........   237,496     946,219       0.0%
    Kernel Holding SA.......................   393,116   3,792,481       0.1%
*   Kopex SA................................   218,534     609,978       0.0%
*   KRUK SA.................................    71,986   3,061,706       0.1%
*   LC Corp. SA.............................   192,664     104,929       0.0%
    Lentex SA...............................   173,375     423,921       0.0%
#   Lubelski Wegiel Bogdanka SA.............   277,131   6,757,914       0.1%
*   MCI Management SA.......................   225,220     813,606       0.0%
#*  Midas SA................................ 2,726,566     453,763       0.0%
*   Mostostal Zabrze SA.....................   475,679     314,021       0.0%
    Netia SA................................ 2,438,759   3,990,271       0.1%
    Neuca SA................................    19,378   1,555,302       0.0%
    Orbis SA................................   132,247   2,021,805       0.1%
    Pelion SA...............................    47,515   1,134,696       0.0%
*   Pfleiderer Grajewo SA...................    26,312     214,973       0.0%
*   Polnord SA..............................   240,768     717,602       0.0%
*   Polski Koncern Miesny Duda SA...........    69,986     126,912       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
POLAND -- (Continued)
*   Rafako SA....................................   320,028 $    625,809       0.0%
*   Stalexport Autostrady SA.....................   282,703      250,350       0.0%
    Stalprodukt SA...............................     9,296    1,130,930       0.0%
*   Sygnity SA...................................    54,489      195,248       0.0%
#   Synthos SA...................................   527,552      690,943       0.0%
#*  Trakcja SA...................................   395,698    1,086,920       0.0%
*   TVN SA....................................... 1,164,666    5,498,803       0.1%
*   Vistula Group SA............................. 1,218,911      737,904       0.0%
    Warsaw Stock Exchange........................   184,681    2,519,823       0.1%
    Wawel SA.....................................       646      238,830       0.0%
#   Zespol Elektrowni Patnow Adamow Konin SA.....    64,089      432,572       0.0%
                                                            ------------       ---
TOTAL POLAND.....................................            111,728,976       2.0%
                                                            ------------       ---
SOUTH AFRICA -- (7.8%)
#*  Adcock Ingram Holdings, Ltd..................   998,609    4,439,340       0.1%
    Adcorp Holdings, Ltd.........................   746,909    1,956,661       0.0%
    Advtech, Ltd................................. 2,619,900    2,174,706       0.0%
    Aeci, Ltd....................................   979,021   10,669,446       0.2%
#*  African Bank Investments, Ltd................ 5,287,877       51,673       0.0%
    African Oxygen, Ltd..........................   853,971      997,138       0.0%
    African Rainbow Minerals, Ltd................   327,318    2,986,406       0.1%
    Allied Electronics Corp., Ltd................   194,270      220,476       0.0%
#*  ArcelorMittal South Africa, Ltd.............. 1,475,723    2,462,201       0.0%
#   Assore, Ltd..................................   147,120    1,423,025       0.0%
#   Astral Foods, Ltd............................   433,114    6,574,447       0.1%
#*  Aveng, Ltd................................... 4,043,851    3,629,656       0.1%
    AVI, Ltd..................................... 3,387,560   23,213,772       0.4%
    Barloworld, Ltd.............................. 1,788,330   14,266,381       0.3%
*   Basil Read Holdings, Ltd.....................    34,252        7,791       0.0%
    Blue Label Telecoms, Ltd..................... 3,010,829    2,031,395       0.0%
*   Brait SE.....................................   345,271    2,626,594       0.1%
    Business Connexion Group, Ltd................ 1,486,408      783,364       0.0%
    Capitec Bank Holdings, Ltd...................   168,020    7,911,412       0.1%
    Cashbuild, Ltd...............................   204,978    4,810,850       0.1%
    Caxton and CTP Publishers and Printers, Ltd..   305,099      479,354       0.0%
    City Lodge Hotels, Ltd.......................   325,546    4,183,757       0.1%
#   Clicks Group, Ltd............................ 2,945,417   22,572,685       0.4%
    Clover Industries, Ltd....................... 1,247,002    1,946,475       0.0%
*   Consolidated Infrastructure Group, Ltd.......   598,329    1,435,539       0.0%
    Coronation Fund Managers, Ltd................ 1,346,747   10,289,836       0.2%
*   Corpgro, Ltd.................................   241,136           --       0.0%
    Cullinan Holdings, Ltd.......................   197,056       28,069       0.0%
    DataTec, Ltd................................. 2,032,779   10,557,557       0.2%
    Distell Group, Ltd...........................   234,978    3,176,300       0.1%
    Distribution and Warehousing Network, Ltd....   258,997      137,590       0.0%
    DRDGOLD, Ltd................................. 2,894,543      542,767       0.0%
    EOH Holdings, Ltd............................ 1,023,222   13,884,127       0.2%
*   Eqstra Holdings, Ltd......................... 2,349,991      746,529       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.......    63,001        8,738       0.0%
#   Famous Brands, Ltd...........................   620,177    6,358,576       0.1%
    Foschini Group, Ltd. (The)................... 1,310,636   19,405,896       0.3%
#   Grand Parade Investments, Ltd................ 3,097,897    1,710,164       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Grindrod, Ltd...............................  5,523,246 $ 7,554,800       0.1%
    Group Five, Ltd.............................    973,823   2,242,760       0.0%
*   Harmony Gold Mining Co., Ltd................  1,114,502   2,145,187       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.  2,870,442   5,568,658       0.1%
    Holdsport, Ltd..............................    162,778     748,360       0.0%
*   Howden Africa Holdings, Ltd.................     21,372      75,356       0.0%
    Hudaco Industries, Ltd......................    249,737   2,609,911       0.1%
    Hulamin, Ltd................................  1,240,260     719,709       0.0%
    Iliad Africa, Ltd...........................    233,033     159,828       0.0%
    Illovo Sugar, Ltd...........................  1,818,723   3,286,436       0.1%
#   Invicta Holdings, Ltd.......................    295,649   1,812,365       0.0%
*   JCI, Ltd....................................  3,131,151          --       0.0%
#*  JD Group, Ltd...............................  1,277,054   3,596,379       0.1%
    JSE, Ltd....................................    823,995   9,220,888       0.2%
    KAP Industrial Holdings, Ltd................  4,654,994   2,152,899       0.0%
#   Lewis Group, Ltd............................  1,134,351   8,243,234       0.1%
    Massmart Holdings, Ltd......................     73,617     925,692       0.0%
    Merafe Resources, Ltd....................... 10,925,623     799,078       0.0%
    Metair Investments, Ltd.....................  1,071,299   3,299,359       0.1%
    Metrofile Holdings, Ltd.....................     82,524      30,627       0.0%
    Mpact, Ltd..................................  1,432,448   5,200,462       0.1%
    Murray & Roberts Holdings, Ltd..............  3,916,692   4,332,885       0.1%
    Mustek, Ltd.................................    740,975     544,561       0.0%
    Nampak, Ltd.................................  3,972,148  14,225,647       0.3%
*   Northam Platinum, Ltd.......................  3,323,252  13,660,213       0.2%
    Nu-World Holdings, Ltd......................     28,894      63,123       0.0%
    Oceana Group, Ltd...........................    371,214   3,314,697       0.1%
    Omnia Holdings, Ltd.........................    596,361   8,226,023       0.1%
    Peregrine Holdings, Ltd.....................  1,742,036   4,079,523       0.1%
    Petmin, Ltd.................................  1,215,428     134,853       0.0%
#   Pick n Pay Stores, Ltd......................  1,977,843   9,469,780       0.2%
*   Pinnacle Holdings, Ltd......................  1,141,564   1,083,146       0.0%
    Pioneer Foods, Ltd..........................    694,897  10,857,399       0.2%
#   PPC, Ltd....................................  4,832,541   6,921,951       0.1%
    PSG Group, Ltd..............................    893,140  14,664,344       0.3%
*   Quantum Foods Holdings, Ltd.................    714,130     227,838       0.0%
    Raubex Group, Ltd...........................  1,224,930   1,842,424       0.0%
    RCL Foods, Ltd..............................    584,924     862,794       0.0%
#   Reunert, Ltd................................  1,521,578   7,760,628       0.1%
*   Royal Bafokeng Platinum, Ltd................    583,633   2,538,069       0.1%
    Santam, Ltd.................................    172,893   3,382,603       0.1%
*   Sappi, Ltd..................................  5,674,304  23,312,735       0.4%
    Sibanye Gold, Ltd...........................  5,551,739  13,175,949       0.2%
#   Sibanye Gold, Ltd. Sponsored ADR............    742,280   7,014,546       0.1%
    Spar Group, Ltd. (The)......................  1,684,649  26,983,203       0.5%
    Spur Corp., Ltd.............................    590,983   1,833,628       0.0%
*   Stefanutti Stocks Holdings, Ltd.............    524,569     254,470       0.0%
    Sun International, Ltd......................  1,095,261  12,176,813       0.2%
*   Super Group, Ltd............................  2,951,602   8,945,775       0.2%
*   Telkom SA SOC, Ltd..........................  2,122,029  14,587,340       0.3%
    Times Media Group, Ltd......................     82,884     152,950       0.0%
    Tongaat Hulett, Ltd.........................    929,976  10,298,355       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
 SOUTH AFRICA -- (Continued)
     Trencor, Ltd....................... 1,274,425 $  7,037,161       0.1%
     Truworths International, Ltd.......    56,331      410,563       0.0%
     Tsogo Sun Holdings, Ltd............ 1,321,824    3,068,396       0.1%
     Value Group, Ltd...................    82,677       26,729       0.0%
     Wilson Bayly Holmes-Ovcon, Ltd.....   472,372    4,425,951       0.1%
     Zeder Investments, Ltd............. 4,089,733    3,047,541       0.1%
                                                   ------------       ---
 TOTAL SOUTH AFRICA.....................            496,037,287       8.7%
                                                   ------------       ---
 SOUTH KOREA -- (13.9%)
 #*  3S Korea Co., Ltd..................    15,208       46,504       0.0%
 #   Able C&C Co., Ltd..................    61,501    1,815,629       0.0%
 #*  Actoz Soft Co., Ltd................    29,003      824,540       0.0%
 #   Advanced Nano Products Co., Ltd....    15,848      260,999       0.0%
 #*  Advanced Process Systems Corp......   124,621    1,121,830       0.0%
 #   Aekyung Petrochemical Co., Ltd.....     7,632      519,845       0.0%
 #   AfreecaTV Co., Ltd.................    62,315    1,387,256       0.0%
 #*  Agabang&Company....................   159,566    1,933,350       0.1%
 #   Ahn-Gook Pharmaceutical Co., Ltd...    38,563      735,112       0.0%
 #   Ahnlab, Inc........................     8,169      375,778       0.0%
 #*  AJ Rent A Car Co., Ltd.............    88,690    1,303,896       0.0%
 #   AK Holdings, Inc...................    14,568    1,156,656       0.0%
 #*  ALUKO Co., Ltd.....................   175,639      948,750       0.0%
 #*  Aminologics Co., Ltd...............    36,345       48,220       0.0%
 #*  Amotech Co., Ltd...................    53,135      790,645       0.0%
 #*  Anam Electronics Co., Ltd..........   112,430      113,630       0.0%
     Anapass, Inc.......................    49,826      731,044       0.0%
 #   Asia Cement Co., Ltd...............     1,833      207,504       0.0%
     ASIA Holdings Co., Ltd.............    13,705    2,015,338       0.1%
 #   Asia Paper Manufacturing Co., Ltd..    33,401      979,340       0.0%
 *   Asiana Airlines, Inc...............   595,701    4,276,214       0.1%
     AtlasBX Co., Ltd...................    41,720    1,567,258       0.0%
 *   AUK Corp...........................   199,140      486,072       0.0%
 #   Autech Corp........................    52,319      338,749       0.0%
     Avaco Co., Ltd.....................    44,746      183,246       0.0%
 #   Baiksan Co., Ltd...................    58,310      282,226       0.0%
 #*  Basic House Co., Ltd. (The)........    44,309      874,310       0.0%
 #*  BH Co., Ltd........................    71,979      548,563       0.0%
 #*  BHI Co., Ltd.......................    52,778      301,892       0.0%
 #   Binggrae Co., Ltd..................    31,012    2,482,823       0.1%
 #   Bioland, Ltd.......................    50,551    1,233,411       0.0%
 *   Biotoxtech Co., Ltd................     5,960       21,445       0.0%
 #   Bluecom Co., Ltd...................    61,445      781,921       0.0%
 *   Bongshin Co., Ltd..................         2           --       0.0%
     Bookook Securities Co., Ltd........     7,410      131,109       0.0%
 #*  Boryung Medience Co., Ltd..........    29,178      637,864       0.0%
 #   Boryung Pharmaceutical Co., Ltd....    26,728    1,228,674       0.0%
 #   Bukwang Pharmaceutical Co., Ltd....    96,625    2,219,704       0.1%
     BYC Co., Ltd.......................       710      250,521       0.0%
 #   Byucksan Corp......................   209,703    1,225,015       0.0%
 #*  CammSys Corp.......................   196,598      344,150       0.0%
 #*  Capro Corp.........................   170,535      676,432       0.0%
 #*  Celltrion Pharm, Inc...............    71,366    1,240,371       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Chabiotech Co., Ltd........................ 151,361 $2,314,563       0.1%
#*  Chadiostech Co., Ltd.......................  57,057    217,723       0.0%
#*  Charm Engineering Co., Ltd.................  42,800     42,820       0.0%
#*  Chemtronics Co., Ltd.......................  51,101    449,576       0.0%
#*  Chin Hung International, Inc............... 106,852    226,433       0.0%
#*  China Great Star International, Ltd........ 370,481    860,577       0.0%
#*  China Ocean Resources Co., Ltd............. 517,987  1,802,324       0.0%
#*  Choa Pharmaceutical Co.....................  53,419    234,706       0.0%
#   Chokwang Paint, Ltd........................  44,110    603,446       0.0%
#   Chong Kun Dang Holdings Corp...............  16,130  1,084,330       0.0%
#   Chong Kun Dang Pharmaceutical Corp.........  34,126  2,274,522       0.1%
#   Choong Ang Vaccine Laboratory..............  28,458    415,484       0.0%
    Chosun Refractories Co., Ltd...............   4,900    545,535       0.0%
#   Chungdahm Learning, Inc....................  17,619    205,891       0.0%
#   CJ CGV Co., Ltd............................  71,326  5,277,404       0.1%
*   CJ E&M Corp................................ 123,766  6,763,960       0.1%
#   CJ Freshway Corp...........................  14,500    669,306       0.0%
#*  CJ Korea Express Co., Ltd..................   2,769    528,219       0.0%
    CJ O Shopping Co., Ltd.....................  10,456  2,339,037       0.1%
#*  CJ Seafood Corp............................  91,710    247,954       0.0%
#   CKD Bio Corp...............................  28,492    686,084       0.0%
#*  CNK International Co., Ltd.................  59,774     36,069       0.0%
#*  CNPLOEN Co., Ltd........................... 113,943    180,208       0.0%
#*  Com2uSCorp.................................  38,391  6,472,145       0.1%
#   Cosmax BTI, Inc............................  90,252  4,830,960       0.1%
#*  CosmoAM&T Co., Ltd.........................  51,209    164,901       0.0%
#*  Cosmochemical Co., Ltd.....................  52,090    261,114       0.0%
#   Credu Corp.................................  11,472    617,720       0.0%
#   Crown Confectionery Co., Ltd...............   4,029  1,149,129       0.0%
#*  CTC BIO, Inc...............................  27,098    465,450       0.0%
#*  CUROCOM Co., Ltd........................... 182,360    233,770       0.0%
#   D.I Corp................................... 145,220    974,065       0.0%
*   D.ID Corp..................................  68,169     85,211       0.0%
    Dae Dong Industrial Co., Ltd...............  60,958    626,034       0.0%
    Dae Han Flour Mills Co., Ltd...............   6,486  1,215,581       0.0%
#   Dae Hyun Co., Ltd.......................... 184,373    542,415       0.0%
    Dae Won Kang Up Co., Ltd................... 115,802    704,201       0.0%
#*  Dae Young Packaging Co., Ltd............... 385,867    396,226       0.0%
#*  Dae-Il Corp................................  81,189    429,666       0.0%
#*  Daea TI Co., Ltd........................... 367,219    520,687       0.0%
#*  Daechang Co., Ltd.......................... 319,448    310,386       0.0%
    Daechang Forging Co., Ltd..................   1,367     67,826       0.0%
#   Daeduck Electronics Co..................... 212,245  1,879,740       0.1%
#   Daeduck GDS Co., Ltd....................... 112,119  1,276,482       0.0%
#   Daegu Department Store.....................  27,282    432,590       0.0%
#*  Daehan New Pharm Co., Ltd..................  15,366    393,302       0.0%
    Daehan Steel Co., Ltd......................  79,022    511,458       0.0%
*   Daeho International Corp...................     543         --       0.0%
#   Daehwa Pharmaceutical Co., Ltd.............  22,883    372,919       0.0%
    Daekyo Co., Ltd............................  72,780    590,416       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.. 139,260    220,558       0.0%
#   Daesang Corp............................... 122,159  5,278,643       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Daesang Holdings Co., Ltd...................    75,401 $ 1,951,428       0.1%
#   Daesung Holdings Co., Ltd...................    25,502     274,072       0.0%
    Daewon Pharmaceutical Co., Ltd..............    61,150   1,034,359       0.0%
    Daewon San Up Co., Ltd......................    49,261     385,548       0.0%
    Daewoong Co., Ltd...........................     6,217     282,611       0.0%
#   Daewoong Pharmaceutical Co., Ltd............    25,628   1,542,328       0.0%
*   Dahaam E-Tec Co., Ltd.......................     2,100       6,611       0.0%
#   Daishin Securities Co., Ltd.................   234,027   3,071,755       0.1%
#*  Danal Co., Ltd..............................     4,730      49,560       0.0%
#   Daou Data Corp..............................    57,148     838,674       0.0%
#   Daou Technology, Inc........................   167,950   2,929,289       0.1%
#*  Dasan Networks, Inc.........................   115,433     794,050       0.0%
#   Daum Kakao Corp.............................    55,806   5,591,921       0.1%
#   Dawonsys Co., Ltd...........................    48,948   1,328,468       0.0%
#   Dayou Automotive Seat Technology Co., Ltd...   337,845     864,894       0.0%
#   DCM Corp....................................    33,873     567,674       0.0%
#*  Deutsch Motors, Inc.........................    48,994     267,916       0.0%
    DGB Financial Group, Inc.................... 1,001,145  11,301,148       0.2%
    Digital Chosun Co., Ltd.....................    47,248     226,478       0.0%
#   Digital Power Communications Co., Ltd.......   162,963     818,551       0.0%
#*  DIO Corp....................................    25,682     330,173       0.0%
    Dong Ah Tire & Rubber Co., Ltd..............    30,123     599,861       0.0%
#   Dong-A Socio Holdings Co., Ltd..............    14,293   2,045,131       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.....    30,200     233,699       0.0%
    Dong-Il Corp................................     3,655     303,570       0.0%
#*  Dongaone Co., Ltd...........................   111,180     292,066       0.0%
#   Dongbang Transport Logistics Co., Ltd.......    75,370     268,004       0.0%
*   Dongbu Corp.................................    50,557      41,257       0.0%
#*  Dongbu HiTek Co., Ltd.......................   166,849   1,276,669       0.0%
    Dongbu Securities Co., Ltd..................   192,029   1,176,620       0.0%
#*  Dongbu Steel Co., Ltd.......................    37,730     192,920       0.0%
    Dongil Industries Co., Ltd..................     6,523     477,797       0.0%
#   Dongjin Semichem Co., Ltd...................   149,377     730,865       0.0%
*   Dongkook Industrial Co., Ltd................   124,790     319,321       0.0%
#   DongKook Pharmaceutical Co., Ltd............    31,782   1,419,602       0.0%
    Dongkuk Industries Co., Ltd.................    91,860     342,320       0.0%
#*  Dongkuk Steel Mill Co., Ltd.................   388,492   2,307,269       0.1%
#   Dongkuk Structure & Construction Co., Ltd...   159,549     539,404       0.0%
#   Dongsung Chemical Co., Ltd..................     8,700     149,423       0.0%
    Dongsung Holdings Co., Ltd..................   138,189   1,111,633       0.0%
#*  Dongsung Pharmaceutical Co., Ltd............    95,567     641,291       0.0%
*   Dongwha Enterprise Co., Ltd.................     5,538     186,799       0.0%
#   Dongwha Pharm Co., Ltd......................   132,021   1,024,012       0.0%
    Dongwon F&B Co., Ltd........................     6,814   2,242,501       0.1%
#   Dongwon Industries Co., Ltd.................     6,821   1,986,993       0.1%
#   Dongwon Systems Corp........................     5,977     297,511       0.0%
*   Dongwoo Co., Ltd............................    58,857     315,240       0.0%
    Dongyang E&P, Inc...........................    35,068     417,913       0.0%
#*  Doosan Engine Co., Ltd......................   180,632   1,171,069       0.0%
#   Doosan Engineering & Construction Co., Ltd..    24,154     229,156       0.0%
#*  Doosan Infracore Co., Ltd...................    68,080     752,411       0.0%
#*  Dragonfly GF Co., Ltd.......................    35,178     408,023       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    DRB Holding Co., Ltd.....................  59,548 $  872,286       0.0%
#*  Duk San Neolux Co., Ltd..................  34,963    720,786       0.0%
#*  Duksan Hi-Metal Co., Ltd.................  50,619    494,002       0.0%
    DuzonBIzon Co., Ltd...................... 124,375  1,383,281       0.0%
    DY Corp.................................. 103,540    807,424       0.0%
#*  DY POWER Corp............................  51,834    623,091       0.0%
#   e Tec E&C, Ltd...........................   4,675    732,043       0.0%
#   e-LITECOM Co., Ltd.......................  48,416  1,045,809       0.0%
#*  e-Starco Co., Ltd........................ 153,747    379,579       0.0%
    E1 Corp..................................  15,389  1,023,532       0.0%
#   Eagon Industries Co., Ltd................  39,830    854,350       0.0%
#   Easy Bio, Inc............................ 233,021  1,192,619       0.0%
#*  Ecopro Co., Ltd..........................  71,721    566,059       0.0%
#   EG Corp..................................  30,118    501,572       0.0%
#*  ELK Corp................................. 106,470    384,386       0.0%
#*  EMKOREA Co., Ltd.........................  22,942    124,540       0.0%
#   ENF Technology Co., Ltd..................  48,441    631,295       0.0%
#   Eo Technics Co., Ltd.....................  45,957  4,732,259       0.1%
#   Estechpharma Co., Ltd....................  56,653    531,672       0.0%
#*  ESTsoft Corp.............................     442     20,781       0.0%
#   Eugene Corp.............................. 277,837  1,877,690       0.1%
#*  Eugene Investment & Securities Co., Ltd.. 549,087  2,199,478       0.1%
#   Eugene Technology Co., Ltd...............  94,115  1,412,580       0.0%
#*  Eusu Holdings Co., Ltd...................  82,998    840,045       0.0%
    EVERDIGM Corp............................  60,355    367,404       0.0%
    F&F Co., Ltd.............................   2,620     57,915       0.0%
#*  Farmsco..................................  13,587    179,253       0.0%
#   Fila Korea, Ltd..........................  56,306  5,511,616       0.1%
#*  Fine Technix Co., Ltd....................  92,328    340,882       0.0%
#*  Finetex EnE, Inc.........................  86,393    243,024       0.0%
#   Firstec Co., Ltd......................... 164,190    604,921       0.0%
#*  Flexcom, Inc.............................  53,658    266,296       0.0%
#*  Foosung Co., Ltd......................... 142,799    540,302       0.0%
#   Fursys, Inc..............................  14,315    448,554       0.0%
#*  Gamevil, Inc.............................   9,583  1,054,753       0.0%
    Gaon Cable Co., Ltd......................  21,699    538,424       0.0%
#*  GeneOne Life Science, Inc................   4,475     34,390       0.0%
#*  Genexine Co., Ltd........................   3,715    243,628       0.0%
#*  Genic Co., Ltd...........................  24,789    810,844       0.0%
    GIIR, Inc................................  10,990    105,122       0.0%
    Global & Yuasa Battery Co., Ltd..........  34,248  1,757,752       0.0%
#   Global Display Co., Ltd..................  81,699    475,406       0.0%
#*  GNCO Co., Ltd............................ 270,836    342,607       0.0%
*   Golfzon Co., Ltd.........................  15,908  1,862,411       0.1%
#   Golfzon Yuwon Holdings Co., Ltd..........  77,502    955,408       0.0%
#   Grand Korea Leisure Co., Ltd............. 121,442  4,346,113       0.1%
    Green Cross Corp.........................  33,326  5,490,861       0.1%
#   Green Cross Holdings Corp................ 128,095  3,484,867       0.1%
*   Green Non-Life Insurance Co., Ltd........  22,357         --       0.0%
#*  GS Engineering & Construction Corp....... 123,159  3,678,933       0.1%
#   GS Global Corp...........................  69,887    537,813       0.0%
    GS Home Shopping, Inc....................  13,523  3,011,796       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                               SHARES    VALUE++   OF NET ASSETS**
                                                               ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   GS retail Co., Ltd........................................ 151,969 $ 5,495,519       0.1%
#   Gwangju Shinsegae Co., Ltd................................   3,400     995,575       0.0%
#   Haesung Industrial Co., Ltd...............................  13,606     368,250       0.0%
#*  Halla Corp................................................ 113,384     675,979       0.0%
    Halla Holdings Corp.......................................  40,253   2,592,540       0.1%
    Halla Visteon Climate Control Corp........................  51,040   1,914,895       0.1%
#   Han Kuk Carbon Co., Ltd................................... 218,733   1,353,739       0.0%
#   Hana Micron, Inc.......................................... 102,657   1,006,955       0.0%
#   Hana Tour Service, Inc....................................  52,163   6,188,150       0.1%
#*  Hanall Biopharma Co., Ltd.................................  92,648     470,031       0.0%
#   Hancom, Inc............................................... 100,956   1,892,448       0.1%
    Handok, Inc...............................................  29,047     870,394       0.0%
#   Handsome Co., Ltd.........................................  84,470   2,787,543       0.1%
    Hanil Cement Co., Ltd.....................................  20,147   2,825,996       0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd........... 405,499   2,346,087       0.1%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd..  83,425     666,033       0.0%
#   Hanjin Kal Corp........................................... 230,247   7,050,124       0.1%
#*  Hanjin P&C Co., Ltd....................................... 110,818     203,788       0.0%
#   Hanjin Transportation Co., Ltd............................  56,414   3,194,462       0.1%
    Hankook Shell Oil Co., Ltd................................   3,685   1,690,460       0.0%
*   Hankook Synthetics, Inc...................................     550          --       0.0%
    Hankuk Glass Industries, Inc..............................  11,460     383,562       0.0%
    Hankuk Paper Manufacturing Co., Ltd.......................  12,824     410,355       0.0%
#*  Hanmi Pharm Co., Ltd......................................  35,574  12,439,158       0.2%
#*  Hanmi Science Co., Ltd....................................  58,387   2,324,016       0.1%
#   Hanmi Semiconductor Co., Ltd..............................  55,466     780,374       0.0%
#   Hansae Co., Ltd........................................... 101,194   3,878,621       0.1%
#   Hansae Yes24 Holdings Co., Ltd............................  60,141     933,597       0.0%
#*  Hanshin Construction......................................  18,408     300,259       0.0%
#   Hansol Chemical Co., Ltd..................................  51,329   3,457,578       0.1%
*   Hansol Holdings Co., Ltd.................................. 162,702   1,220,116       0.0%
#*  Hansol HomeDeco Co., Ltd.................................. 362,991     570,474       0.0%
#   Hansol Logistics Co., Ltd................................. 246,500     871,163       0.0%
#*  Hansol Paper Co., Ltd.....................................  99,326   2,228,034       0.1%
#*  Hansol Technics Co., Ltd.................................. 112,938   1,994,253       0.1%
#   Hanssem Co., Ltd..........................................  43,605   8,046,455       0.2%
    Hanwha Chemical Corp...................................... 106,197   1,693,333       0.0%
    Hanwha Corp............................................... 167,052   6,559,993       0.1%
    Hanwha Galleria Timeworld Co., Ltd........................  11,653     640,132       0.0%
#*  Hanwha General Insurance Co., Ltd......................... 178,702     817,564       0.0%
    Hanwha Investment & Securities Co., Ltd................... 373,336   2,196,475       0.1%
    Hanyang Eng Co., Ltd......................................  63,549     563,984       0.0%
    Hanyang Securities Co., Ltd...............................  18,538     160,000       0.0%
#*  Harim Co., Ltd............................................ 189,668     939,500       0.0%
#*  Harim Holdings Co., Ltd................................... 171,501     812,459       0.0%
#   Heung-A Shipping Co., Ltd................................. 583,317   1,849,699       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.................  92,139     382,421       0.0%
#   High Tech Pharm Co., Ltd..................................  28,464     390,626       0.0%
#   Hite Jinro Co., Ltd....................................... 175,071   3,706,263       0.1%
    Hitejinro Holdings Co., Ltd...............................  49,775     643,659       0.0%
#   HMC Investment Securities Co., Ltd........................ 111,405   1,411,931       0.0%
    HS R&A Co., Ltd...........................................  23,158     689,118       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                         ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Huchems Fine Chemical Corp.......................... 109,178 $ 2,696,743       0.1%
    Humax Co., Ltd...................................... 107,106   1,852,358       0.0%
#   Huons Co., Ltd......................................  38,303   2,402,590       0.1%
    Husteel Co., Ltd....................................  23,193     437,380       0.0%
#   Huvis Corp..........................................  97,217     954,120       0.0%
#   Huvitz Co., Ltd.....................................  28,094     488,348       0.0%
#   Hwa Shin Co., Ltd................................... 114,245     807,961       0.0%
    Hwacheon Machine Tool Co., Ltd......................   4,979     341,848       0.0%
    HwaSung Industrial Co., Ltd.........................  53,066     956,319       0.0%
#   Hy-Lok Corp.........................................  43,396   1,375,953       0.0%
    Hyosung Corp........................................  92,921  10,277,832       0.2%
    Hyundai BNG Steel Co., Ltd..........................  58,986     898,415       0.0%
#   Hyundai Corp........................................  61,884   1,958,425       0.1%
    Hyundai Development Co..............................  56,179   2,990,408       0.1%
#*  Hyundai Elevator Co., Ltd...........................  64,859   4,614,611       0.1%
#   Hyundai Engineering Plastics Co., Ltd............... 101,203     930,579       0.0%
#   Hyundai Greenfood Co., Ltd.......................... 271,752   4,791,652       0.1%
    Hyundai Home Shopping Network Corp..................  34,705   4,363,441       0.1%
    Hyundai Hy Communications & Networks Co., Ltd....... 173,909     860,772       0.0%
    Hyundai Hysco Co., Ltd..............................  48,994   3,018,242       0.1%
#   Hyundai Livart Furniture Co., Ltd...................  64,002   2,243,936       0.1%
    Hyundai Marine & Fire Insurance Co., Ltd............  12,994     346,354       0.0%
#*  Hyundai Merchant Marine Co., Ltd....................  14,336     127,405       0.0%
*   Hyundai Mipo Dockyard Co., Ltd......................   2,711     225,379       0.0%
#   Hyundai Securities Co., Ltd......................... 727,994   7,538,083       0.1%
#*  Hyunjin Materials Co., Ltd..........................  76,293     241,163       0.0%
#   HyVision System, Inc................................  45,692     497,459       0.0%
#   ICD Co., Ltd........................................  84,572     573,167       0.0%
#   Il Dong Pharmaceutical Co., Ltd.....................  62,230   1,113,630       0.0%
#   Iljin Display Co., Ltd..............................  31,474     319,066       0.0%
#   Iljin Electric Co., Ltd............................. 127,969     833,980       0.0%
#   Iljin Holdings Co., Ltd............................. 150,141     933,190       0.0%
#*  Iljin Materials Co., Ltd............................  91,522     697,998       0.0%
    Ilshin Spinning Co., Ltd............................   7,873   1,435,190       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.....................   2,864     346,329       0.0%
#*  IM Co., Ltd.........................................  65,996     267,272       0.0%
#   iMarketKorea, Inc...................................  90,333   2,300,654       0.1%
#   InBody Co., Ltd.....................................  58,689   1,743,433       0.0%
#*  Infinitt Healthcare Co., Ltd........................   8,517      69,707       0.0%
#*  Infopia Co., Ltd....................................  34,245     471,922       0.0%
#*  Infraware, Inc...................................... 103,254     614,774       0.0%
#*  InkTec Co., Ltd.....................................  38,881     381,272       0.0%
#   Innochips Technology, Inc...........................  31,294     505,946       0.0%
#*  InnoWireless, Inc...................................  21,995     261,755       0.0%
#*  Innox Corp..........................................  63,904     928,218       0.0%
#*  Insun ENT Co., Ltd.................................. 172,368     788,766       0.0%
    Intelligent Digital Integrated Securities Co., Ltd..  28,877     453,894       0.0%
#*  Interflex Co., Ltd..................................  56,555     759,826       0.0%
    Intergis Co., Ltd...................................   5,610      44,639       0.0%
#   Interojo Co., Ltd...................................  39,961     842,899       0.0%
#   Interpark Holdings Corp............................. 206,989   1,722,351       0.0%
#   INTOPS Co., Ltd.....................................  40,383     781,351       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Inzi Controls Co., Ltd.....................  45,990 $  255,705       0.0%
    INZI Display Co., Ltd......................  64,622    137,699       0.0%
#   Iones Co., Ltd.............................  18,073    412,107       0.0%
#   IS Dongseo Co., Ltd........................  52,132  3,962,781       0.1%
#   ISU Chemical Co., Ltd......................  65,141    712,591       0.0%
#   IsuPetasys Co., Ltd........................ 189,204  1,079,548       0.0%
#   Jahwa Electronics Co., Ltd.................  73,642    883,750       0.0%
#   JB Financial Group Co., Ltd................ 490,419  3,165,495       0.1%
*   Jcontentree Corp........................... 171,644    564,267       0.0%
#   Jeil Pharmaceutical Co.....................  38,801  1,219,666       0.0%
#*  Jeju Semiconductor Corp....................  33,053    122,208       0.0%
    Jinro Distillers Co., Ltd..................  12,752    397,278       0.0%
#   Jinsung T.E.C..............................  70,489    434,491       0.0%
    JLS Co., Ltd...............................   5,579     33,870       0.0%
*   JNK Heaters Co., Ltd.......................  11,537     61,171       0.0%
#*  Joymax Co., Ltd............................  21,192    496,198       0.0%
#*  Jusung Engineering Co., Ltd................ 222,336  1,255,820       0.0%
#*  JVM Co., Ltd...............................  18,510  1,049,236       0.0%
#   JW Holdings Co., Ltd....................... 195,463  1,057,477       0.0%
#   JW Pharmaceutical Corp.....................  57,132  1,481,279       0.0%
#   JW Shinyak Corp............................   5,822     34,800       0.0%
#*  JYP Entertainment Corp.....................  11,644     58,074       0.0%
#   KB Capital Co., Ltd........................  66,895  1,394,469       0.0%
#*  KC Cottrell Co., Ltd.......................  28,203    214,421       0.0%
#   KC Green Holdings Co., Ltd.................  80,230    895,575       0.0%
#   KC Tech Co., Ltd........................... 123,092  1,074,718       0.0%
#   KCC Engineering & Construction Co., Ltd....  30,123    271,517       0.0%
*   KCO Energy, Inc............................     120         --       0.0%
#*  KCP Co., Ltd...............................  63,178  1,928,997       0.1%
#*  KEC Corp................................... 253,309    333,654       0.0%
#   KEPCO Engineering & Construction Co., Inc..  15,812    613,423       0.0%
#   Keyang Electric Machinery Co., Ltd......... 156,430    619,669       0.0%
    KG Chemical Corp...........................  45,800    748,280       0.0%
    Kginicis Co., Ltd..........................  88,253  1,919,159       0.1%
#   KGMobilians Co., Ltd.......................  67,135  1,106,286       0.0%
#   KH Vatec Co., Ltd..........................  87,362  1,770,206       0.0%
#   KISCO Corp.................................  20,347    672,518       0.0%
    KISCO Holdings Co., Ltd....................   2,292    116,883       0.0%
#   Kishin Corp................................  49,420    358,045       0.0%
#   KISWIRE, Ltd...............................  39,054  2,537,419       0.1%
#   KIWOOM Securities Co., Ltd.................  68,819  4,878,879       0.1%
*   KMH Co., Ltd...............................  53,106    578,371       0.0%
#*  KMW Co., Ltd...............................  53,185    545,200       0.0%
#   Koentec Co., Ltd........................... 297,857    845,042       0.0%
    Koh Young Technology, Inc..................  63,733  2,630,482       0.1%
#   Kolao Holdings............................. 131,554  2,455,335       0.1%
#   Kolon Corp.................................  45,278  1,881,479       0.1%
*   Kolon Global Corp..........................  34,852    561,272       0.0%
#   Kolon Industries, Inc...................... 107,359  6,454,786       0.1%
#   Kolon Life Science, Inc....................  27,291  2,250,863       0.1%
#*  Komipharm International Co., Ltd...........  11,873    272,427       0.0%
#   KONA I Co., Ltd............................  71,763  2,337,589       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                             SHARES   VALUE++   OF NET ASSETS**
                                                             ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Kook Soon Dang Brewery Co., Ltd.........................  67,701 $  481,460       0.0%
    Korea Airport Service Co., Ltd..........................     934     38,749       0.0%
    Korea Alcohol Industrial Co., Ltd.......................  42,594    260,896       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd................   8,530    128,483       0.0%
#   Korea Circuit Co., Ltd..................................  65,808    716,558       0.0%
#   Korea District Heating Corp.............................  17,097  1,027,043       0.0%
    Korea Electric Terminal Co., Ltd........................  32,072  2,187,190       0.1%
#   Korea Electronic Power Industrial Development Co., Ltd..  74,881    398,275       0.0%
    Korea Export Packaging Industrial Co., Ltd..............   5,621    134,071       0.0%
#   Korea Flange Co., Ltd...................................  30,271    477,834       0.0%
#*  Korea Info & Comm.......................................  61,340    812,426       0.0%
    Korea Investment Holdings Co., Ltd......................  81,505  5,218,535       0.1%
#   Korea Kolmar Co., Ltd...................................  77,481  5,235,525       0.1%
#   Korea Kolmar Holdings Co., Ltd..........................  33,913  1,670,700       0.0%
#*  Korea Line Corp.........................................  64,935  1,402,567       0.0%
#   Korea Petro Chemical Ind................................  19,034  3,072,877       0.1%
#   Korea United Pharm, Inc.................................  55,323  1,025,416       0.0%
    Korean Reinsurance Co................................... 560,005  6,209,214       0.1%
#   Kortek Corp.............................................  56,343    780,865       0.0%
#   KPF.....................................................  42,149    163,981       0.0%
#   KPX Chemical Co., Ltd...................................   6,479    369,127       0.0%
#*  KR Motors Co., Ltd......................................  56,572     65,200       0.0%
#*  KSCB Co., Ltd...........................................   7,972     54,454       0.0%
*   KT Hitel Co., Ltd.......................................  81,696    975,477       0.0%
    KT Skylife Co., Ltd..................................... 124,747  2,025,791       0.1%
#*  KTB Investment & Securities Co., Ltd.................... 307,884  1,051,633       0.0%
    Kukdo Chemical Co., Ltd.................................  23,101  1,440,850       0.0%
#*  Kumho Electric Co., Ltd.................................  24,881    462,454       0.0%
    Kumho Petrochemical Co., Ltd............................   2,013    161,238       0.0%
*   Kumho Tire Co., Inc..................................... 421,717  3,833,715       0.1%
#   Kumkang Kind Co., Ltd...................................  16,750  1,313,646       0.0%
    Kunsul Chemical Industrial Co., Ltd.....................  23,454  1,120,221       0.0%
    Kwang Dong Pharmaceutical Co., Ltd...................... 197,814  3,044,526       0.1%
#*  Kwang Myung Electric Engineering Co., Ltd............... 237,440    570,768       0.0%
#*  Kyeryong Construction Industrial Co., Ltd...............  25,068    283,621       0.0%
    Kyobo Securities Co., Ltd............................... 130,490  1,475,851       0.0%
#   Kyung Dong Navien Co., Ltd..............................  33,704    899,794       0.0%
#   Kyung-In Synthetic Corp................................. 123,588    603,899       0.0%
    Kyungbang, Ltd..........................................   4,617  1,128,245       0.0%
    Kyungchang Industrial Co., Ltd..........................  73,797    553,457       0.0%
    KyungDong City Gas Co., Ltd.............................  12,897  1,430,380       0.0%
    Kyungdong Pharm Co., Ltd................................  38,679    921,638       0.0%
#   L&F Co., Ltd............................................  52,290    418,624       0.0%
#*  LB Semicon, Inc......................................... 164,971    260,267       0.0%
#   LEENO Industrial, Inc...................................  51,031  2,184,400       0.1%
#   LF Corp................................................. 118,888  3,909,167       0.1%
#   LG Hausys, Ltd..........................................  37,195  5,781,374       0.1%
    LG Innotek Co., Ltd.....................................  28,962  2,688,857       0.1%
#   LG International Corp................................... 206,725  7,910,572       0.2%
#*  LG Life Sciences, Ltd...................................  57,740  3,027,783       0.1%
    LIG Insurance Co., Ltd.................................. 243,340  5,630,800       0.1%
#   LMS Co., Ltd............................................  32,869    510,794       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Lock & Lock Co., Ltd.....................   202,888 $2,444,237       0.1%
#   Lotte Chilsung Beverage Co., Ltd.........     3,217  7,116,915       0.1%
    Lotte Confectionery Co., Ltd.............     1,849  3,216,298       0.1%
#   Lotte Food Co., Ltd......................     3,967  2,810,606       0.1%
#   LOTTE Himart Co., Ltd....................    52,277  3,470,289       0.1%
#*  Lotte Non-Life Insurance Co., Ltd........   156,426    408,545       0.0%
    LS Corp..................................    54,593  2,744,522       0.1%
    LS Industrial Systems Co., Ltd...........    81,575  4,495,450       0.1%
#   Lumens Co., Ltd..........................   301,165  1,650,722       0.0%
    Macquarie Korea Infrastructure Fund...... 1,142,184  8,433,575       0.2%
#*  Macrogen, Inc............................    42,509  1,480,272       0.0%
#   Maeil Dairy Industry Co., Ltd............    42,668  1,760,344       0.0%
#   Mando Corp...............................    31,793  4,409,704       0.1%
#   MDS Technology Co., Ltd..................    14,416    285,283       0.0%
#*  Medifron DBT Co., Ltd....................    69,176    328,134       0.0%
#*  Medipost Co., Ltd........................     3,841    317,306       0.0%
#   Medy-Tox, Inc............................    23,965  8,284,766       0.2%
    MegaStudy Co., Ltd.......................    26,574  1,675,749       0.0%
#*  Melfas, Inc..............................   104,886    504,872       0.0%
    Meritz Finance Group, Inc................   170,129  2,179,588       0.1%
#   Meritz Fire & Marine Insurance Co., Ltd..   360,346  4,799,860       0.1%
    Meritz Securities Co., Ltd............... 1,043,095  6,097,356       0.1%
    Mi Chang Oil Industrial Co., Ltd.........     2,262    170,372       0.0%
    Mirae Asset Securities Co., Ltd..........    96,017  5,295,861       0.1%
#*  Mirae Corp............................... 1,931,820    476,667       0.0%
    Miwon Chemicals Co., Ltd.................     1,890     71,782       0.0%
*   Miwon Commercial Co., Ltd................       716    115,879       0.0%
    Miwon Specialty Chemical Co., Ltd........     1,041    298,189       0.0%
#   MK Electron Co., Ltd.....................   101,002    672,202       0.0%
#*  MNTech Co., Ltd..........................   110,847    658,136       0.0%
#   Modetour Network, Inc....................    62,361  2,121,326       0.1%
#*  Monalisa Co., Ltd........................    68,050    383,945       0.0%
#   Moorim P&P Co., Ltd......................   160,953    748,789       0.0%
*   Moorim Paper Co., Ltd....................    98,440    321,261       0.0%
    Motonic Corp.............................    63,819    756,742       0.0%
#*  Muhak Co., Ltd...........................    56,432  1,901,014       0.1%
#   Namhae Chemical Corp.....................   149,878  1,371,060       0.0%
#*  Namsun Aluminum Co., Ltd.................   129,275    151,945       0.0%
#   Namyang Dairy Products Co., Ltd..........     1,390    954,587       0.0%
#*  Neowiz Games Corp........................    84,844  1,723,853       0.0%
*   NEOWIZ HOLDINGS Corp.....................    24,844    449,085       0.0%
#*  NEPES Corp...............................   104,343    826,650       0.0%
#   Nexen Corp...............................    33,168  2,809,414       0.1%
#   Nexen Tire Corp..........................   200,617  2,433,728       0.1%
#*  Nexolon Co., Ltd.........................     2,976      2,387       0.0%
#*  Nexon GT Co., Ltd........................    80,972  1,242,701       0.0%
#   NICE Holdings Co., Ltd...................    84,553  1,555,898       0.0%
    NICE Information Service Co., Ltd........   206,717  1,349,493       0.0%
#   NK Co., Ltd..............................   179,908    705,298       0.0%
#   Nong Shim Holdings Co., Ltd..............     9,337    960,542       0.0%
#   Nong Woo Bio Co., Ltd....................    45,420    977,132       0.0%
#   NongShim Co., Ltd........................    19,606  4,476,045       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------- ---------- ---------------
  SOUTH KOREA -- (Continued)
      Noroo Holdings Co., Ltd..............  12,360 $  322,373       0.0%
  #   NOROO Paint & Coatings Co., Ltd......  52,398    541,767       0.0%
      NPC..................................  56,060    351,713       0.0%
      OCI Materials Co., Ltd...............  35,023  3,307,825       0.1%
  #*  OPTRON-TEC, Inc......................  86,759    472,849       0.0%
  #*  Orientbio, Inc....................... 458,227    304,347       0.0%
  #*  OSANGJAIEL Co., Ltd..................  26,528    582,473       0.0%
  #*  Osstem Implant Co., Ltd..............  60,174  2,629,701       0.1%
  #*  Osung LST Co., Ltd...................  24,751     10,098       0.0%
      Ottogi Corp..........................   6,617  4,346,270       0.1%
  #*  Paik Kwang Industrial Co., Ltd.......  85,406    162,416       0.0%
  #*  Pan Ocean Co., Ltd...................  17,111     49,506       0.0%
  #   Pan-Pacific Co., Ltd................. 164,180    799,301       0.0%
      Pang Rim Co., Ltd....................   8,001    243,989       0.0%
  #*  PaperCorea, Inc...................... 688,918    710,019       0.0%
  #   Partron Co., Ltd..................... 220,943  2,316,885       0.1%
  #*  Pharmicell Co., Ltd.................. 146,444    559,269       0.0%
  #   Poongsan Corp........................ 144,872  3,903,008       0.1%
  #   Poongsan Holdings Corp...............  26,213  1,071,593       0.0%
  #   POSCO Chemtech Co., Ltd..............  11,177  1,427,361       0.0%
  *   POSCO Coated & Color Steel Co., Ltd..   2,498     41,892       0.0%
  #   Posco ICT Co., Ltd................... 297,041  1,496,601       0.0%
  #*  Posco M-Tech Co., Ltd................ 120,392    331,337       0.0%
  #*  Posco Plantec Co., Ltd...............  16,494     38,860       0.0%
  #*  Power Logics Co., Ltd................ 153,415    558,704       0.0%
  #   PSK, Inc.............................  58,750    680,693       0.0%
  #   Pulmuone Co., Ltd....................   6,862  1,252,748       0.0%
  #   Pyeong Hwa Automotive Co., Ltd.......  68,705  1,135,912       0.0%
  #*  Redrover Co., Ltd.................... 134,133    971,720       0.0%
      Reyon Pharmaceutical Co., Ltd........  23,194    584,217       0.0%
  #   RFsemi Technologies, Inc.............  30,415    226,848       0.0%
  #   RFTech Co., Ltd......................  56,309    381,070       0.0%
  #   Romanson Co., Ltd....................  49,559    830,746       0.0%
  #*  S&C Engine Group, Ltd................ 245,834    480,813       0.0%
      S&T Corp.............................   5,003    102,681       0.0%
      S&T Dynamics Co., Ltd................ 160,725  2,057,219       0.1%
  #   S&T Holdings Co., Ltd................  29,791    791,684       0.0%
      S&T Motiv Co., Ltd...................  50,410  2,972,620       0.1%
  #   S-Energy Co., Ltd....................  59,160    465,633       0.0%
  #*  S-MAC Co., Ltd.......................  85,869    519,710       0.0%
  #   Saeron Automotive Corp...............   2,640     26,053       0.0%
  #*  Sajo Industries Co., Ltd.............  13,633  1,401,838       0.0%
      Sam Young Electronics Co., Ltd.......  63,000    890,940       0.0%
  #   Sam Yung Trading Co., Ltd............  55,956  1,215,803       0.0%
  #   Samchully Co., Ltd...................  15,646  1,874,376       0.1%
  #   Samho Development Co., Ltd...........  75,697    239,624       0.0%
  #*  Samho International Co., Ltd.........  30,379    756,724       0.0%
  #   SAMHWA Paints Industrial Co., Ltd....  57,633    846,835       0.0%
  #   Samick Musical Instruments Co., Ltd.. 382,196  1,712,426       0.0%
  #   Samick THK Co., Ltd..................  46,951    389,513       0.0%
  #   Samjin Pharmaceutical Co., Ltd.......  59,596  1,347,011       0.0%
  #   Samkwang Glass.......................  19,483  1,578,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Samlip General Foods Co., Ltd...................  12,187 $2,941,875       0.1%
#   Samsung Fine Chemicals Co., Ltd................. 123,140  4,983,103       0.1%
#*  Samsung Techwin Co., Ltd........................ 185,669  4,768,852       0.1%
#*  SAMT Co., Ltd...................................  76,958    124,270       0.0%
#   Samyang Foods Co., Ltd..........................  17,230    409,285       0.0%
    Samyang Holdings Corp...........................  21,745  2,066,689       0.1%
#   Samyang Tongsang Co., Ltd.......................  10,193  1,056,851       0.0%
#*  Samyoung Chemical Co., Ltd...................... 173,170    318,099       0.0%
#*  Sangbo Corp..................................... 106,325    542,293       0.0%
#*  Sapphire Technology Co., Ltd....................  42,273    689,229       0.0%
    Satrec Initiative Co., Ltd......................   9,000    208,064       0.0%
#   Savezone I&C Corp...............................  62,674    387,405       0.0%
    SBS Contents Hub Co., Ltd.......................  50,267    789,208       0.0%
#   SBS Media Holdings Co., Ltd..................... 277,535  1,372,982       0.0%
#*  SBW............................................. 568,070    908,463       0.0%
    Seah Besteel Corp...............................  87,900  3,009,143       0.1%
    SeAH Holdings Corp..............................   4,811    828,403       0.0%
    SeAH Steel Corp.................................  17,840  1,353,990       0.0%
#   Sebang Co., Ltd.................................  57,074  1,154,677       0.0%
#*  Seegene, Inc....................................  58,471  1,945,552       0.1%
#   Sejong Industrial Co., Ltd......................  70,108    877,365       0.0%
    Sempio Foods Co.................................  11,762    418,669       0.0%
#*  Seobu T&D.......................................  73,518  1,616,914       0.0%
#   Seohan Co., Ltd................................. 245,591    572,850       0.0%
#*  Seohee Construction Co., Ltd.................... 889,273  1,198,800       0.0%
#*  Seoul Semiconductor Co., Ltd.................... 189,938  3,423,304       0.1%
#   SEOWONINTECH Co., Ltd...........................  58,761    742,109       0.0%
#   Seoyon Co., Ltd................................. 118,432  1,424,153       0.0%
#*  Sewon Cellontech Co., Ltd....................... 146,454    434,733       0.0%
    Sewon Precision Industry Co., Ltd...............  19,656    560,202       0.0%
#   SEWOONMEDICAL Co., Ltd.......................... 109,964    684,762       0.0%
#   SFA Engineering Corp............................  58,145  2,782,107       0.1%
#*  SG Corp......................................... 865,420    577,147       0.0%
#   SH Energy & Chemical Co., Ltd................... 527,381  1,032,236       0.0%
#   Shin Poong Pharmaceutical Co., Ltd.............. 166,467    810,856       0.0%
#*  Shinil Industrial Co., Ltd...................... 280,106    494,580       0.0%
    Shinsegae Co., Ltd..............................  41,444  7,776,066       0.2%
*   Shinsegae Engineering & Construction Co., Ltd...   1,463     93,294       0.0%
    Shinsegae Information & Communication Co., Ltd..   6,991    700,176       0.0%
#   Shinsegae International Co., Ltd................  14,823  1,473,257       0.0%
#*  Shinsung Solar Energy Co., Ltd.................. 269,802    358,802       0.0%
*   Shinsung Tongsang Co., Ltd...................... 705,326  1,407,800       0.0%
#*  Shinwha Intertek Corp........................... 128,714    450,701       0.0%
#*  Shinwon Corp.................................... 192,604    436,146       0.0%
    Shinyoung Securities Co., Ltd...................  14,050    807,537       0.0%
#*  Signetics Corp.................................. 297,153    490,072       0.0%
#   SIGONG TECH Co., Ltd............................  67,831    524,729       0.0%
    Silicon Works Co., Ltd..........................  70,469  2,669,310       0.1%
#   Silla Co., Ltd..................................  38,828    778,059       0.0%
#*  Simm Tech Co., Ltd.............................. 131,543  1,135,839       0.0%
#   SIMPAC, Inc.....................................  82,218    578,932       0.0%
    Sindoh Co., Ltd.................................  10,939    709,970       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                   --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   SJM Co., Ltd..................................    49,393 $  357,378       0.0%
*   SK Broadband Co., Ltd.........................   902,916  4,036,241       0.1%
#   SK Chemicals Co., Ltd.........................    87,656  5,693,074       0.1%
#*  SK Communications Co., Ltd....................   103,928    696,528       0.0%
#   SK Gas, Ltd...................................    23,146  2,072,402       0.1%
    SK Networks Co., Ltd..........................   493,573  3,648,108       0.1%
#*  SK Securities Co., Ltd........................ 1,947,663  3,081,760       0.1%
    SKC Co., Ltd..................................   144,875  5,702,615       0.1%
#*  SKC Solmics Co., Ltd..........................    43,587    104,171       0.0%
#   SL Corp.......................................    77,273  1,348,681       0.0%
#*  SM Culture & Contents Co., Ltd................    59,505    160,512       0.0%
#*  SM Entertainment Co...........................    92,354  2,700,195       0.1%
#*  Solborn, Inc..................................    88,180    367,940       0.0%
*   Solco Biomedical Co., Ltd.....................    56,341     36,605       0.0%
#   Solid, Inc....................................   101,535    679,217       0.0%
#   Songwon Industrial Co., Ltd...................   100,166    859,756       0.0%
#   Soulbrain Co., Ltd............................    57,380  2,212,498       0.1%
*   Ssangyong Cement Industrial Co., Ltd..........   118,503  1,860,082       0.0%
*   Steel Flower Co., Ltd.........................    62,419    179,123       0.0%
#*  STS Semiconductor & Telecommunications........   300,260  1,331,941       0.0%
#*  STX Corp......................................     1,861      9,188       0.0%
#*  STX Engine Co., Ltd...........................    14,389     73,644       0.0%
#   Suheung Co., Ltd..............................    35,782  1,362,101       0.0%
    Sun Kwang Co., Ltd............................    15,705    344,990       0.0%
#   Sunchang Corp.................................    37,052    379,295       0.0%
#   Sung Kwang Bend Co., Ltd......................   107,397  1,568,524       0.0%
#*  Sungchang Enterprise Holdings, Ltd............    31,117    934,545       0.0%
#*  Sungshin Cement Co., Ltd......................   128,974  1,432,143       0.0%
    Sungwoo Hitech Co., Ltd.......................   218,231  2,292,182       0.1%
#   Sunjin Co., Ltd...............................    25,877    720,827       0.0%
#*  Sunny Electronics Corp........................    81,771    175,058       0.0%
#*  Suprema, Inc..................................    68,452  1,484,049       0.0%
#*  Synopex, Inc..................................   329,126    542,026       0.0%
    Tae Kyung Industrial Co., Ltd.................    39,841    232,311       0.0%
    Taekwang Industrial Co., Ltd..................     2,106  2,356,641       0.1%
#*  Taewoong Co., Ltd.............................    63,464    970,661       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd..   242,962  1,359,126       0.0%
#*  Taihan Electric Wire Co., Ltd.................   189,922    159,449       0.0%
    Tailim Packaging Industrial Co., Ltd..........   195,880    631,824       0.0%
#   TCC Steel.....................................    40,253    125,586       0.0%
#   TechWing, Inc.................................    50,605    512,788       0.0%
#   TES Co., Ltd..................................    40,294    641,101       0.0%
#*  Theragen Etex Co., Ltd........................    31,067    210,584       0.0%
#*  TK Chemical Corp..............................   283,667    609,843       0.0%
#*  TK Corp.......................................    75,303    757,060       0.0%
    Tokai Carbon Korea Co., Ltd...................     1,274     21,824       0.0%
#   Tong Yang Moolsan Co., Ltd....................    22,590    167,721       0.0%
    Tongyang Life Insurance.......................   212,493  2,922,024       0.1%
#*  Top Engineering Co., Ltd......................    43,811    225,298       0.0%
#   Toptec Co., Ltd...............................    35,047    559,393       0.0%
#   Tovis Co., Ltd................................    78,732  1,143,191       0.0%
#*  Trais Co., Ltd................................    39,672    113,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   Trigem Computer, Inc....................         1 $         --       0.0%
#   TS Corp.................................    26,872      656,527       0.0%
*   UBCare Co., Ltd.........................    31,444       90,338       0.0%
#   Ubiquoss, Inc...........................    79,861      877,124       0.0%
*   Ubivelox, Inc...........................    15,537      169,713       0.0%
#   UI Display Co., Ltd.....................    34,401      162,495       0.0%
#   Uju Electronics Co., Ltd................    42,498      622,755       0.0%
#   Unid Co., Ltd...........................    21,795    1,312,036       0.0%
#   Uniquest Corp...........................    36,006      176,922       0.0%
#*  Unison Co., Ltd.........................    68,242      185,655       0.0%
#   Value Added Technologies Co., Ltd.......    41,298    1,020,814       0.0%
#   Vieworks Co., Ltd.......................    39,832    1,095,961       0.0%
#   Visang Education, Inc...................    29,722      304,464       0.0%
#*  Webzen, Inc.............................    44,001    1,728,577       0.0%
#*  WeMade Entertainment Co., Ltd...........    27,945    1,024,308       0.0%
#   Whanin Pharmaceutical Co., Ltd..........    43,130      862,676       0.0%
#   WillBes & Co. (The).....................   319,383      563,610       0.0%
#   WiSoL Co., Ltd..........................    96,855    1,079,364       0.0%
#*  Wonik Cube Corp.........................    20,753       80,305       0.0%
#*  Wonik IPS Co., Ltd......................   284,525    3,184,215       0.1%
#*  Wonik Materials Co., Ltd................    15,661      677,703       0.0%
#*  Woojeon & Handan Co., Ltd...............    90,141      142,947       0.0%
#*  Woongjin Co., Ltd.......................   237,553      524,020       0.0%
#*  Woongjin Energy Co., Ltd................   324,645      459,138       0.0%
*   Woongjin Thinkbig Co., Ltd..............   122,254    1,156,630       0.0%
#   Wooree ETI Co., Ltd.....................   163,783      465,569       0.0%
#*  Woori Investment Bank Co., Ltd.......... 3,027,946    1,276,740       0.0%
#   WooSung Feed Co., Ltd...................    86,370      272,913       0.0%
#   Y G-1 Co., Ltd..........................    89,329      919,403       0.0%
    YESCO Co., Ltd..........................    13,100      447,230       0.0%
#   YG Entertainment, Inc...................    46,549    2,034,359       0.1%
#   Yoosung Enterprise Co., Ltd.............   142,242      733,513       0.0%
#   Youlchon Chemical Co., Ltd..............    64,528      733,373       0.0%
#   Young Heung Iron & Steel Co., Ltd.......   287,784      550,189       0.0%
    Young Poong Corp........................     2,131    2,621,492       0.1%
*   Young Poong Mining & Construction Corp..     1,580           --       0.0%
#   Young Poong Precision Corp..............    81,590      821,051       0.0%
    Youngone Corp...........................    46,134    2,823,792       0.1%
    Youngone Holdings Co., Ltd..............    29,755    2,859,869       0.1%
#*  Yuanta Securities Korea Co., Ltd........    12,966       85,301       0.0%
    Yuhan Corp..............................    44,525    9,592,686       0.2%
    YuHwa Securities Co., Ltd...............    13,060      189,756       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.........   518,217      866,600       0.0%
*   ZeroOne Interactive Co., Ltd............     3,200           --       0.0%
                                                       ------------      ----
TOTAL SOUTH KOREA...........................            883,614,677      15.5%
                                                       ------------      ----
TAIWAN -- (13.3%)
#   A-DATA Technology Co., Ltd.............. 1,345,879    2,129,127       0.1%
#   Ability Enterprise Co., Ltd............. 2,899,076    1,654,137       0.0%
#   AcBel Polytech, Inc..................... 3,000,599    2,946,967       0.1%
#   Accton Technology Corp.................. 3,478,763    1,806,137       0.0%
#   Ace Pillar Co., Ltd.....................   254,008      148,483       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
TAIWAN -- (Continued)
    ACES Electronic Co., Ltd...................   632,000 $  647,553       0.0%
#   ACHEM Technology Corp...................... 1,591,860    965,101       0.0%
*   Acme Electronics Corp......................   497,000    404,899       0.0%
#   Acter Co., Ltd.............................   211,000    512,160       0.0%
*   Action Electronics Co., Ltd................   761,635    149,755       0.0%
#   Actron Technology Corp.....................   369,150  1,453,826       0.0%
#   Adlink Technology, Inc.....................   580,183  1,818,133       0.0%
#   Advanced Ceramic X Corp....................   232,000  1,140,712       0.0%
#*  Advanced Connectek, Inc.................... 1,479,000    534,357       0.0%
    Advanced International Multitech Co., Ltd..   477,000    372,429       0.0%
#*  Advanced Wireless Semiconductor Co.........   825,000  1,724,168       0.0%
#   Advancetek Enterprise Co., Ltd.............   867,917    718,284       0.0%
#*  AGV Products Corp.......................... 3,311,801    883,407       0.0%
#   AimCore Technology Co., Ltd................   334,589    239,125       0.0%
#   Alcor Micro Corp...........................   391,000    317,793       0.0%
    ALI Corp................................... 2,186,000  1,657,527       0.0%
#   Allis Electric Co., Ltd....................    54,000     17,611       0.0%
#   Alltek Technology Corp.....................   484,640    522,236       0.0%
#   Alltop Technology Co., Ltd.................   292,000    278,554       0.0%
    Alpha Networks, Inc........................ 2,183,763  1,635,740       0.0%
#   Altek Corp................................. 1,961,945  2,150,562       0.1%
    Ambassador Hotel (The)..................... 1,565,000  1,454,610       0.0%
#   AMPOC Far-East Co., Ltd....................   613,444    639,394       0.0%
    AmTRAN Technology Co., Ltd................. 4,567,951  2,615,094       0.1%
#   Anpec Electronics Corp.....................   589,590    633,827       0.0%
#   Apacer Technology, Inc.....................   971,576    973,399       0.0%
#   APCB, Inc..................................   961,000    629,076       0.0%
#   Apex Biotechnology Corp....................   638,483  1,135,996       0.0%
#   Apex International Co., Ltd................   753,293  1,126,965       0.0%
#   Apex Medical Corp..........................   393,500    669,288       0.0%
#   Apex Science & Engineering.................   905,897    424,368       0.0%
    Arcadyan Technology Corp...................   921,718  1,282,251       0.0%
#   Ardentec Corp.............................. 2,717,642  2,543,966       0.1%
#*  Arima Communications Corp.................. 1,376,719    505,393       0.0%
#*  Asia Optical Co., Inc...................... 1,578,000  1,950,685       0.1%
#   Asia Plastic Recycling Holding, Ltd........   914,460    877,620       0.0%
#   Asia Polymer Corp.......................... 1,739,484  1,283,763       0.0%
    Asia Vital Components Co., Ltd............. 2,039,058  1,778,823       0.0%
#   ASROCK, Inc................................   262,000    635,177       0.0%
#   Aten International Co., Ltd................   544,479  1,610,561       0.0%
    Audix Corp.................................   576,600    757,777       0.0%
#   AURAS Technology Co., Ltd..................    99,585     63,690       0.0%
#   Aurora Corp................................   665,499  1,193,875       0.0%
#   AV Tech Corp...............................   252,000    340,609       0.0%
#   Avermedia Technologies.....................   816,446    329,621       0.0%
#*  Avision, Inc...............................   960,000    276,185       0.0%
#   AVY Precision Technology, Inc..............   263,000    643,338       0.0%
#   Awea Mechantronic Co., Ltd.................   248,200    370,259       0.0%
    Bank of Kaohsiung Co., Ltd................. 2,273,651    745,292       0.0%
#   Basso Industry Corp........................   581,000    903,108       0.0%
#   BenQ Materials Corp........................   992,000    932,895       0.0%
    BES Engineering Corp....................... 9,429,750  2,318,217       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Bin Chuan Enterprise Co., Ltd...............     16,475 $      242       0.0%
    Bionet Corp.................................    191,000    258,815       0.0%
    Biostar Microtech International Corp........  1,034,975    318,448       0.0%
#   Bizlink Holding, Inc........................    493,034  2,109,984       0.1%
#   Boardtek Electronics Corp...................    783,000  1,294,108       0.0%
    Bright Led Electronics Corp.................    775,520    390,192       0.0%
#   C Sun Manufacturing, Ltd....................    844,221    596,118       0.0%
#   Cameo Communications, Inc...................  1,147,818    241,597       0.0%
#   Capital Securities Corp..................... 12,070,142  4,465,288       0.1%
#   Career Technology MFG. Co., Ltd.............  2,029,000  2,015,080       0.1%
#   Carnival Industrial Corp....................  1,753,000    504,468       0.0%
    Cathay Chemical Works.......................     30,000     16,424       0.0%
#   Cathay Real Estate Development Co., Ltd.....  4,810,000  3,017,341       0.1%
#   Celxpert Energy Corp........................    164,000    112,008       0.0%
    Central Reinsurance Co., Ltd................    867,410    503,948       0.0%
#   ChainQui Construction Development Co., Ltd..    360,083    290,628       0.0%
#   Chaintech Technology Corp...................    222,230    197,431       0.0%
    Champion Building Materials Co., Ltd........  2,047,851    614,572       0.0%
#   Chang Wah Electromaterials, Inc.............    267,673    803,319       0.0%
    Channel Well Technology Co., Ltd............    999,000    735,596       0.0%
    Charoen Pokphand Enterprise.................  1,116,350  1,032,625       0.0%
#   Chaun-Choung Technology Corp................    425,000  1,270,186       0.0%
#   CHC Resources Corp..........................    354,348    963,022       0.0%
    Chen Full International Co., Ltd............    610,000    727,138       0.0%
#   Chenbro Micom Co., Ltd......................    424,000    682,817       0.0%
    Cheng Fwa Industrial Co., Ltd...............     66,000     35,633       0.0%
#   Cheng Loong Corp............................  5,382,383  2,335,359       0.1%
#   Cheng Uei Precision Industry Co., Ltd.......  2,849,331  5,603,087       0.1%
#*  Chenming Mold Industry Corp.................    470,437    317,030       0.0%
#   Chia Chang Co., Ltd.........................    877,000    895,130       0.0%
#   Chia Hsin Cement Corp.......................  2,128,121    985,899       0.0%
#   Chien Kuo Construction Co., Ltd.............  1,471,312    578,643       0.0%
*   Chien Shing Stainless Steel Co., Ltd........    585,000     84,798       0.0%
#   Chilisin Electronics Corp...................    559,315  1,117,314       0.0%
#   Chime Ball Technology Co., Ltd..............    155,000    391,080       0.0%
#   Chimei Materials Technology Corp............  1,422,900  1,529,575       0.0%
    Chin-Poon Industrial Co., Ltd...............  2,350,207  4,518,004       0.1%
    China Chemical & Pharmaceutical Co., Ltd....  1,844,000  1,239,499       0.0%
#   China Ecotek Corp...........................    200,000    501,339       0.0%
#*  China Electric Manufacturing Corp...........  1,633,900    628,962       0.0%
#   China General Plastics Corp.................  2,379,105  1,076,171       0.0%
    China Glaze Co., Ltd........................    772,139    366,481       0.0%
#*  China Man-Made Fiber Corp...................  5,236,879  1,876,866       0.1%
#   China Metal Products........................  1,668,603  1,741,411       0.0%
    China Motor Corp............................    299,609    254,103       0.0%
#*  China Petrochemical Development Corp........ 18,244,000  6,850,385       0.1%
#   China Steel Chemical Corp...................     81,554    396,023       0.0%
#   China Steel Structure Co., Ltd..............    655,000    579,465       0.0%
#   China Synthetic Rubber Corp.................  2,944,563  3,140,178       0.1%
*   China United Trust & Investment Corp........    164,804         --       0.0%
*   China Wire & Cable Co., Ltd.................    711,000    292,000       0.0%
    Chinese Maritime Transport, Ltd.............    722,850    765,759       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chipbond Technology Corp............................    578,000 $1,249,054       0.0%
    Chlitina Holding, Ltd...............................     26,000    159,641       0.0%
#   Chong Hong Construction Co., Ltd....................    865,778  1,973,800       0.1%
*   Chou Chin Industrial Co., Ltd.......................        825         --       0.0%
#   Chroma ATE, Inc.....................................  1,592,821  3,836,369       0.1%
    Chun YU Works & Co., Ltd............................  1,346,000    716,603       0.0%
#   Chun Yuan Steel.....................................  2,240,529    851,750       0.0%
#   Chung Hsin Electric & Machinery Manufacturing Corp..  2,367,375  1,698,918       0.0%
*   Chung Hung Steel Corp...............................  5,592,979  1,280,701       0.0%
#*  Chung Hwa Pulp Corp.................................  3,146,031  1,131,147       0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd......    287,000    336,536       0.0%
*   Chunghwa Picture Tubes, Ltd......................... 16,151,000    679,229       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd............    297,000    197,792       0.0%
    Cleanaway Co., Ltd..................................    426,000  2,639,599       0.1%
    Clevo Co............................................  1,985,200  3,129,259       0.1%
#*  CMC Magnetics Corp.................................. 17,382,960  2,158,500       0.1%
#*  CoAsia Microelectronics Corp........................    663,500    516,262       0.0%
#   Collins Co., Ltd....................................    618,431    300,165       0.0%
    Compeq Manufacturing Co., Ltd.......................  6,726,000  4,257,409       0.1%
#*  Concord Securities Corp.............................  3,496,000    949,649       0.0%
    Continental Holdings Corp...........................  3,228,320  1,173,936       0.0%
    Coretronic Corp.....................................  3,586,750  4,870,051       0.1%
*   Cosmo Electronics Corp..............................     36,137     38,762       0.0%
    Coxon Precise Industrial Co., Ltd...................    779,000  1,918,852       0.1%
#   Creative Sensor, Inc................................     85,000     71,624       0.0%
#*  Crystalwise Technology, Inc.........................    724,302    554,875       0.0%
    CSBC Corp. Taiwan...................................  2,961,610  1,613,870       0.0%
#   Cub Elecparts, Inc..................................    163,638  2,076,039       0.1%
#   CviLux Corp.........................................    581,039    944,806       0.0%
#   Cyberlink Corp......................................    493,697  1,456,807       0.0%
#   CyberPower Systems, Inc.............................    228,000    474,122       0.0%
    CyberTAN Technology, Inc............................  1,130,779    892,669       0.0%
#   D-Link Corp.........................................  4,584,018  2,373,456       0.1%
    DA CIN Construction Co., Ltd........................    959,711    637,409       0.0%
#*  Da-Li Construction Co., Ltd.........................    726,206  1,017,378       0.0%
    Dafeng TV, Ltd......................................    321,540    547,909       0.0%
#*  Danen Technology Corp...............................  2,714,000  1,014,972       0.0%
#   Darfon Electronics Corp.............................  1,766,550  1,088,806       0.0%
#*  Darwin Precisions Corp..............................  2,422,635  1,415,618       0.0%
#   Davicom Semiconductor, Inc..........................     52,888     48,741       0.0%
    Daxin Materials Corp................................    246,750    350,120       0.0%
#*  De Licacy Industrial Co., Ltd.......................    169,000    130,048       0.0%
#*  Delpha Construction Co., Ltd........................    991,931    614,418       0.0%
#   Depo Auto Parts Ind Co., Ltd........................    566,000  2,607,192       0.1%
*   Der Pao Construction Co., Ltd.......................    476,000         --       0.0%
#   DFI, Inc............................................    493,524    722,236       0.0%
#   Dimerco Express Corp................................    703,000    490,971       0.0%
#   Dynacolor, Inc......................................    316,000    618,844       0.0%
*   Dynamic Electronics Co., Ltd........................  1,864,321    758,211       0.0%
#   Dynapack International Technology Corp..............    898,000  2,177,349       0.1%
#*  E Ink Holdings, Inc.................................  5,996,000  2,716,096       0.1%
#   E-Lead Electronic Co., Ltd..........................    475,942  1,130,782       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                       ---------- ---------- ---------------
TAIWAN -- (Continued)
#   E-Life Mall Corp..................................    413,000 $  851,201       0.0%
#*  E-Ton Solar Tech Co., Ltd.........................  2,396,209  1,252,809       0.0%
    Eastern Media International Corp..................  3,093,889  1,071,848       0.0%
#   Edimax Technology Co., Ltd........................  1,247,108    475,137       0.0%
#   Edison Opto Corp..................................    871,000    837,218       0.0%
#   Edom Technology Co., Ltd..........................    919,553    848,909       0.0%
#   eGalax_eMPIA Technology, Inc......................    301,660    679,265       0.0%
    Elan Microelectronics Corp........................  2,460,715  4,028,821       0.1%
#   Elite Advanced Laser Corp.........................    443,000  1,921,753       0.1%
    Elite Material Co., Ltd...........................  1,723,350  2,872,941       0.1%
#   Elite Semiconductor Memory Technology, Inc........  1,518,200  2,129,197       0.1%
#   Elitegroup Computer Systems Co., Ltd..............  2,202,254  2,200,716       0.1%
#   eMemory Technology, Inc...........................    429,000  4,844,248       0.1%
*   Emerging Display Technologies Corp................    829,000    206,709       0.0%
#   ENG Electric Co., Ltd.............................  1,053,580    796,769       0.0%
#   EnTie Commercial Bank Co., Ltd....................  1,926,603  1,052,004       0.0%
#*  Entire Technology Co., Ltd........................    589,000    413,055       0.0%
*   Episil Holdings, Inc..............................    921,000    415,231       0.0%
    Epistar Corp......................................    164,832    257,473       0.0%
    Eson Precision Ind. Co., Ltd......................    113,000    150,687       0.0%
    Eternal Materials Co., Ltd........................  3,721,647  4,246,869       0.1%
#*  Etron Technology, Inc.............................  1,395,000    808,972       0.0%
#   Everest Textile Co., Ltd..........................  1,778,562  1,039,155       0.0%
    Evergreen International Storage & Transport Corp..  3,455,000  2,017,541       0.1%
#   Everlight Chemical Industrial Corp................  3,013,829  2,752,902       0.1%
#   Everlight Electronics Co., Ltd....................  2,598,000  6,006,130       0.1%
#   Everspring Industry Co., Ltd......................    199,000    210,352       0.0%
    Excelsior Medical Co., Ltd........................    581,654    977,642       0.0%
    Far Eastern International Bank.................... 11,868,317  4,377,942       0.1%
    Faraday Technology Corp...........................  2,154,648  2,961,260       0.1%
#*  Farglory F T Z Investment Holding Co., Ltd........    541,000    323,827       0.0%
#   Farglory Land Development Co., Ltd................  1,087,000  1,297,805       0.0%
#   Federal Corp......................................  2,936,359  1,732,569       0.0%
#   Feedback Technology Corp..........................    219,000    508,005       0.0%
    Feng Hsin Iron & Steel Co.........................  2,662,100  3,621,528       0.1%
    Fine Blanking & Tool Co., Ltd.....................     13,000     22,063       0.0%
#   First Copper Technology Co., Ltd..................    929,000    304,488       0.0%
#   First Hotel.......................................    763,424    561,498       0.0%
    First Insurance Co, Ltd. (The)....................  1,074,179    536,516       0.0%
*   First Steamship Co., Ltd..........................  2,433,218  1,354,902       0.0%
#   FLEXium Interconnect, Inc.........................  1,289,379  4,569,869       0.1%
#   Flytech Technology Co., Ltd.......................    613,698  2,546,524       0.1%
#   FocalTech Systems Co., Ltd........................    628,000    640,936       0.0%
    Formosa Advanced Technologies Co., Ltd............  1,096,000    883,512       0.0%
#   Formosa International Hotels Corp.................     97,067  1,036,323       0.0%
*   Formosa Laboratories, Inc.........................    428,000    902,314       0.0%
#   Formosa Oilseed Processing Co., Ltd...............    708,567    463,534       0.0%
#   Formosa Optical Technology Co., Ltd...............    191,000    530,394       0.0%
    Formosan Rubber Group, Inc........................  2,720,000  2,917,979       0.1%
#   Formosan Union Chemical...........................  1,222,218    534,881       0.0%
#   Fortune Electric Co., Ltd.........................    576,078    321,948       0.0%
    Founding Construction & Development Co., Ltd......  1,044,082    718,882       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                  ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Foxlink Image Technology Co., Ltd............    685,000 $  492,102       0.0%
#*  Froch Enterprise Co., Ltd....................  1,158,000    526,062       0.0%
#   FSP Technology, Inc..........................  1,240,887  1,038,350       0.0%
#   Fullerton Technology Co., Ltd................    585,600    512,147       0.0%
#   Fulltech Fiber Glass Corp....................  2,055,083    916,005       0.0%
#   Fwusow Industry Co., Ltd.....................    809,186    410,817       0.0%
    G Shank Enterprise Co., Ltd..................    837,281    761,626       0.0%
#*  G Tech Optoelectronics Corp..................  1,341,000  1,171,542       0.0%
#   Gallant Precision Machining Co., Ltd.........  1,048,000    443,974       0.0%
#   Gamania Digital Entertainment Co., Ltd.......    669,000    881,038       0.0%
*   GEM Terminal Industrial Co., Ltd.............     23,386      9,529       0.0%
#   Gemtek Technology Corp.......................  2,378,219  1,758,429       0.0%
    General Plastic Industrial Co., Ltd..........    199,553    241,809       0.0%
#*  Genesis Photonics, Inc.......................  2,407,990  1,157,733       0.0%
#*  Genius Electronic Optical Co., Ltd...........    439,427  1,252,155       0.0%
#   GeoVision, Inc...............................    338,079  1,178,397       0.0%
#   Getac Technology Corp........................  2,513,360  1,543,325       0.0%
#*  Giantplus Technology Co., Ltd................  1,585,900    556,530       0.0%
#   Giga Solution Tech Co., Ltd..................    655,446    475,662       0.0%
#   Gigabyte Technology Co., Ltd.................  3,484,800  4,228,460       0.1%
#   Gigasolar Materials Corp.....................    150,880  2,601,958       0.1%
#*  Gigastorage Corp.............................  2,094,561  1,828,381       0.0%
#*  Gintech Energy Corp..........................  2,987,936  1,908,034       0.1%
#*  Global Brands Manufacture, Ltd...............  2,145,359    659,646       0.0%
#   Global Lighting Technologies, Inc............    523,000    760,609       0.0%
#   Global Mixed Mode Technology, Inc............    470,000  1,338,480       0.0%
#   Global Unichip Corp..........................    560,000  1,470,729       0.0%
*   Globalwafers Co., Ltd........................    142,160    440,552       0.0%
    Globe Union Industrial Corp..................  1,431,914    720,463       0.0%
#   Gloria Material Technology Corp..............  3,288,565  2,451,119       0.1%
#   Glory Science Co., Ltd.......................    330,296    456,694       0.0%
#*  Glotech Industrial Corp......................    465,000    107,263       0.0%
#*  Gold Circuit Electronics, Ltd................  2,647,227  1,325,088       0.0%
#*  Goldsun Development & Construction Co., Ltd..  8,331,722  2,841,476       0.1%
    Good Will Instrument Co., Ltd................    215,755    143,485       0.0%
#   Gourmet Master Co., Ltd......................    343,000  1,461,499       0.0%
#   Grand Pacific Petrochemical..................  5,998,000  3,845,578       0.1%
#   Grape King Bio, Ltd..........................    574,000  3,127,079       0.1%
    Great China Metal Industry...................    965,000  1,057,837       0.0%
#   Great Taipei Gas Co., Ltd....................  1,578,000  1,232,032       0.0%
#   Great Wall Enterprise Co., Ltd...............  3,382,774  2,759,326       0.1%
    Greatek Electronics, Inc.....................    434,000    582,135       0.0%
#*  Green Energy Technology, Inc.................  2,304,457  1,472,462       0.0%
    Green Seal Holding, Ltd......................     57,000    271,098       0.0%
#*  GTM Holdings Corp............................    959,000    560,792       0.0%
#*  Hannstar Board Corp..........................  2,161,049    942,888       0.0%
#   HannStar Display Corp........................ 19,371,506  3,911,805       0.1%
*   HannsTouch Solution, Inc.....................  5,929,130  1,206,042       0.0%
#   Harvatek Corp................................  1,024,623    587,334       0.0%
#   Hey Song Corp................................  1,969,750  2,478,257       0.1%
#   Hi-Clearance, Inc............................    159,000    486,981       0.0%
#   Hiroca Holdings, Ltd.........................    343,448  1,268,111       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
TAIWAN -- (Continued)
*   HiTi Digital, Inc...............................   897,935 $  408,711       0.0%
#   Hitron Technology, Inc.......................... 1,686,213    873,665       0.0%
*   Hiyes International Co., Ltd....................     5,043      6,471       0.0%
#*  Ho Tung Chemical Corp........................... 5,159,400  1,491,200       0.0%
#   Hocheng Corp.................................... 2,068,700    701,402       0.0%
#*  Hold-Key Electric Wire & Cable Co., Ltd.........   205,908     59,273       0.0%
#   Holiday Entertainment Co., Ltd..................   354,800    666,894       0.0%
#   Holtek Semiconductor, Inc....................... 1,059,000  1,937,252       0.1%
    Holy Stone Enterprise Co., Ltd.................. 1,233,728  1,758,405       0.0%
    Hong TAI Electric Industrial.................... 1,270,000    440,973       0.0%
#   Hong YI Fiber Industry Co.......................    75,652     74,468       0.0%
    Horizon Securities Co., Ltd..................... 2,651,000    804,842       0.0%
#   Hota Industrial Manufacturing Co., Ltd.......... 1,091,128  2,747,318       0.1%
#   Hsin Kuang Steel Co., Ltd....................... 1,388,443    836,537       0.0%
#   Hsin Yung Chien Co., Ltd........................   227,100    876,822       0.0%
    Hsing TA Cement Co..............................   620,000    281,206       0.0%
#   Hu Lane Associate, Inc..........................   463,866  2,351,031       0.1%
#   HUA ENG Wire & Cable............................ 2,359,565    769,869       0.0%
#   Huaku Development Co., Ltd...................... 1,706,816  3,899,585       0.1%
    Huang Hsiang Construction Corp..................   691,800    999,212       0.0%
    Hung Ching Development & Construction Co., Ltd..   681,000    519,860       0.0%
    Hung Poo Real Estate Development Corp........... 1,742,185  1,550,644       0.0%
    Hung Sheng Construction Co., Ltd................ 2,936,400  2,105,907       0.1%
#   Huxen Corp......................................   306,244    464,700       0.0%
#   Hwa Fong Rubber Co., Ltd........................ 1,566,010  1,027,531       0.0%
#   Hwacom Systems, Inc.............................   564,000    286,403       0.0%
#   I-Chiun Precision Industry Co., Ltd............. 1,239,313    722,347       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd..........   630,000    944,403       0.0%
#   Ibase Technology, Inc...........................   653,560  1,454,183       0.0%
#   Ichia Technologies, Inc......................... 1,884,000  1,598,492       0.0%
#   Ideal Bike Corp.................................   716,263    400,850       0.0%
#   IEI Integration Corp............................    83,209    147,644       0.0%
#   ILI Technology Corp.............................   455,383    917,782       0.0%
    Infortrend Technology, Inc...................... 1,434,163    839,646       0.0%
#   Inpaq Technology Co., Ltd.......................   256,000    324,594       0.0%
    Insyde Software Corp............................   107,000    137,641       0.0%
#   ITE Technology, Inc.............................   890,095  1,125,972       0.0%
    ITEQ Corp....................................... 1,573,614  1,306,575       0.0%
#*  J Touch Corp....................................   859,000    469,261       0.0%
*   Janfusun Fancyworld Corp........................   823,564    123,773       0.0%
#   Jentech Precision Industrial Co., Ltd...........   447,868    979,148       0.0%
#   Jess-Link Products Co., Ltd.....................   970,900  1,194,316       0.0%
    Jih Sun Financial Holdings Co., Ltd............. 6,806,843  2,028,689       0.1%
    Johnson Health Tech Co., Ltd....................   568,331  1,471,004       0.0%
#   K Laser Technology, Inc......................... 1,026,000    504,603       0.0%
    Kang Na Hsiung Enterprise Co., Ltd..............   559,020    243,923       0.0%
#*  Kao Hsing Chang Iron & Steel....................   509,600    182,263       0.0%
#   Kaori Heat Treatment Co., Ltd...................   484,270    946,076       0.0%
#   Kaulin Manufacturing Co., Ltd...................   858,330    619,735       0.0%
#   KD Holding Corp.................................   113,000    648,619       0.0%
    KEE TAI Properties Co., Ltd..................... 2,489,473  1,632,161       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.......... 1,419,000    645,851       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                   ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Kerry TJ Logistics Co., Ltd...................  1,623,000 $2,153,171       0.1%
#   Kindom Construction Corp......................  2,375,000  2,143,191       0.1%
    King Yuan Electronics Co., Ltd................  6,711,979  6,101,312       0.1%
    King's Town Bank Co., Ltd.....................  3,003,701  3,078,579       0.1%
#*  King's Town Construction Co., Ltd.............    943,210    839,149       0.0%
#   Kinik Co......................................    690,000  1,465,894       0.0%
#   Kinko Optical Co., Ltd........................    997,000    680,558       0.0%
#*  Kinpo Electronics.............................  7,801,157  3,348,159       0.1%
#   KMC Kuei Meng International, Inc..............    204,875    952,840       0.0%
#   KS Terminals, Inc.............................    803,482  1,132,445       0.0%
#   Kung Long Batteries Industrial Co., Ltd.......    363,000  1,637,194       0.0%
    Kung Sing Engineering Corp....................  1,843,000    697,542       0.0%
#   Kuo Toong International Co., Ltd..............  1,037,000  1,754,226       0.0%
#   Kuoyang Construction Co., Ltd.................  2,829,384  1,357,703       0.0%
#   Kwong Fong Industries Corp....................  1,498,760    883,701       0.0%
#   KYE Systems Corp..............................  1,689,381    630,314       0.0%
    L&K Engineering Co., Ltd......................    623,048    469,417       0.0%
    LAN FA Textile................................  1,133,933    551,741       0.0%
    Laser Tek Taiwan Co., Ltd.....................     46,504     40,092       0.0%
#   LCY Chemical Corp.............................  1,510,383    988,024       0.0%
#   Leader Electronics, Inc.......................    852,000    354,838       0.0%
#   Leadtrend Technology Corp.....................    207,086    267,529       0.0%
*   Lealea Enterprise Co., Ltd....................  4,677,892  1,701,548       0.0%
    Ledlink Optics, Inc...........................     34,000     61,404       0.0%
#   Ledtech Electronics Corp......................    592,000    297,443       0.0%
#   LEE CHI Enterprises Co., Ltd..................  1,148,000    561,088       0.0%
#   Lelon Electronics Corp........................    576,000    720,971       0.0%
#*  Leofoo Development Co.........................  1,637,000    645,557       0.0%
*   LES Enphants Co., Ltd.........................  1,217,754    663,006       0.0%
#   Lextar Electronics Corp.......................  2,756,500  2,490,921       0.1%
#*  Li Peng Enterprise Co., Ltd...................  3,929,426  1,452,471       0.0%
#   Lian HWA Food Corp............................    446,883    525,785       0.0%
#*  Lien Chang Electronic Enter...................    476,000    342,048       0.0%
#   Lien Hwa Industrial Corp......................  3,512,676  2,421,277       0.1%
#   Lingsen Precision Industries, Ltd.............  2,494,506  1,136,739       0.0%
#   Lite-On Semiconductor Corp....................  1,552,539  1,239,541       0.0%
#   Long Bon International Co., Ltd...............  2,046,945  1,640,654       0.0%
    Long Chen Paper Co., Ltd......................  3,405,709  1,504,862       0.0%
#   Longwell Co...................................    976,000    949,094       0.0%
#   Lotes Co., Ltd................................    422,778  1,744,734       0.0%
    Lucky Cement Corp.............................  1,523,000    551,242       0.0%
#   Lumax International Corp., Ltd................    574,769  1,170,324       0.0%
#   Macroblock, Inc...............................    194,000    399,246       0.0%
#*  Macronix International........................ 24,536,481  5,946,171       0.1%
*   MacroWell OMG Digital Entertainment Co., Ltd..     38,000     89,527       0.0%
#   Mag Layers Scientific-Technics Co., Ltd.......    237,303    257,137       0.0%
#   Makalot Industrial Co., Ltd...................    928,717  7,262,376       0.1%
#   Marketech International Corp..................    823,000    764,978       0.0%
    Masterlink Securities Corp....................  6,789,896  2,531,995       0.1%
    Mayer Steel Pipe Corp.........................    875,567    424,749       0.0%
#   Maywufa Co., Ltd..............................    170,322     84,451       0.0%
#   Meiloon Industrial Co.........................    393,809    186,126       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                               --------- ---------- ---------------
TAIWAN -- (Continued)
    Mercuries & Associates Holding, Ltd....... 2,197,991 $1,531,893       0.0%
#*  Mercuries Life Insurance Co., Ltd......... 2,916,400  1,791,585       0.0%
#   Merry Electronics Co., Ltd................ 1,014,477  2,321,541       0.1%
#   Micro-Star International Co., Ltd......... 4,245,075  5,066,396       0.1%
#*  Microbio Co., Ltd......................... 1,790,607  1,538,891       0.0%
#*  Microelectronics Technology, Inc..........   739,019    299,965       0.0%
#   Microlife Corp............................   231,600    542,109       0.0%
    Mildef Crete, Inc.........................    50,000     79,279       0.0%
    MIN AIK Technology Co., Ltd............... 1,031,316  3,853,517       0.1%
#   Mirle Automation Corp..................... 1,039,009  1,013,732       0.0%
#   Mitac Holdings Corp....................... 2,729,000  2,225,926       0.1%
#   Mobiletron Electronics Co., Ltd...........   395,000    682,149       0.0%
#*  Mosel Vitelic, Inc........................ 2,344,014    387,852       0.0%
#   Motech Industries, Inc.................... 2,211,000  2,833,856       0.1%
#   MPI Corp..................................   398,000  1,187,978       0.0%
#   Nak Sealing Technologies Corp.............   339,954  1,240,987       0.0%
#   Namchow Chemical Industrial, Ltd..........   885,000  1,963,041       0.1%
    Nan Kang Rubber Tire Co., Ltd............. 3,081,952  3,166,208       0.1%
#   Nan Ren Lake Leisure Amusement Co., Ltd... 1,290,000    510,159       0.0%
#*  Nan Ya Printed Circuit Board Corp......... 1,624,000  2,891,199       0.1%
    Nantex Industry Co., Ltd.................. 1,282,157    915,336       0.0%
#   National Petroleum Co., Ltd...............   335,824    412,448       0.0%
#   Neo Solar Power Corp...................... 5,071,529  4,544,784       0.1%
#   Netronix, Inc.............................   468,000    893,012       0.0%
    New Asia Construction & Development Corp..   732,835    201,054       0.0%
#   New Era Electronics Co., Ltd..............   500,000    495,858       0.0%
#   Newmax Technology Co., Ltd................   644,009    607,798       0.0%
#   Nexcom International Co., Ltd.............   611,094    906,610       0.0%
    Nichidenbo Corp...........................   834,620    774,633       0.0%
    Nien Hsing Textile Co., Ltd............... 1,518,436  1,421,210       0.0%
    Nishoku Technology, Inc...................   171,000    256,150       0.0%
#   Nuvoton Technology Corp...................   471,000    461,475       0.0%
*   O-TA Precision Industry Co., Ltd..........    42,000     25,490       0.0%
#*  Ocean Plastics Co., Ltd...................   812,200  1,014,485       0.0%
    OptoTech Corp............................. 3,841,886  1,746,347       0.0%
#*  Orient Semiconductor Electronics, Ltd..... 3,275,000  1,724,743       0.0%
#   Oriental Union Chemical Corp.............. 3,336,267  2,986,322       0.1%
#*  P-Two Industries, Inc.....................    49,000     20,139       0.0%
#   Pacific Construction Co................... 1,499,921    703,862       0.0%
#   Pacific Hospital Supply Co., Ltd..........   388,000    852,455       0.0%
#*  Pan Jit International, Inc................ 2,447,541  1,096,883       0.0%
#   Pan-International Industrial Corp......... 2,591,747  1,577,554       0.0%
#   Parade Technologies, Ltd..................   346,401  3,427,480       0.1%
#   Paragon Technologies Co., Ltd.............   471,246    835,741       0.0%
#   PChome Online, Inc........................   395,119  6,683,584       0.1%
#   Phihong Technology Co., Ltd............... 1,895,901    985,228       0.0%
#   Phoenix Tours International, Inc..........   273,000    426,064       0.0%
#   Pixart Imaging, Inc.......................   747,150  2,277,219       0.1%
*   Plotech Co., Ltd..........................   115,000     45,352       0.0%
#   Polytronics Technology Corp...............   312,027    720,070       0.0%
#   Portwell, Inc.............................   570,000  1,013,670       0.0%
#   Posiflex Technology, Inc..................   257,374  1,391,906       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                            ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Potrans Electrical Corp................    228,000 $       --       0.0%
#   Power Mate Technology Co., Ltd.........    244,000    566,308       0.0%
#*  Power Quotient International Co., Ltd..    950,600    494,473       0.0%
*   Powercom Co., Ltd......................     40,900      5,320       0.0%
*   Powertech Industrial Co., Ltd..........    367,000    221,016       0.0%
    Poya International Co., Ltd............    291,065  3,108,828       0.1%
#   President Securities Corp..............  4,863,488  2,908,330       0.1%
#   Prime Electronics Satellitics, Inc.....    819,822    305,140       0.0%
#   Prince Housing & Development Corp......  7,518,644  3,247,354       0.1%
#*  Princeton Technology Corp..............  1,119,000    424,759       0.0%
*   Prodisc Technology, Inc................  1,707,199         --       0.0%
#   Promate Electronic Co., Ltd............    995,000  1,262,492       0.0%
#   Promise Technology, Inc................    946,286  1,037,659       0.0%
*   Protop Technology Co., Ltd.............    192,000         --       0.0%
#*  Qisda Corp............................. 10,249,900  4,475,045       0.1%
#   Qualipoly Chemical Corp................    345,000    352,783       0.0%
#   Quanta Storage, Inc....................    723,000    772,332       0.0%
#*  Quintain Steel Co., Ltd................  2,024,824    373,361       0.0%
#   Radium Life Tech Co., Ltd..............  4,507,059  2,346,506       0.1%
#   Ralec Electronic Corp..................    251,209    533,659       0.0%
#   Rechi Precision Co., Ltd...............  1,683,181  1,823,176       0.0%
#   Rexon Industrial Corp., Ltd............     94,392     33,064       0.0%
#   Rich Development Co., Ltd..............  4,372,036  1,881,130       0.1%
#   Richtek Technology Corp................    862,000  4,874,453       0.1%
#*  Ritek Corp............................. 18,137,387  1,847,935       0.1%
#   Rotam Global Agrosciences, Ltd.........    555,268    882,633       0.0%
#   Ruentex Engineering & Construction Co..    244,000    561,705       0.0%
#   Run Long Construction Co., Ltd.........    531,292    636,685       0.0%
*   Sainfoin Technology Corp...............    131,260         --       0.0%
    Sampo Corp.............................  3,466,327  1,571,657       0.0%
#   San Fang Chemical Industry Co., Ltd....    816,480  1,482,900       0.0%
#   San Shing Fastech Corp.................    491,796  1,249,907       0.0%
#*  Sanyang Motor Co., Ltd.................  2,947,628  2,615,694       0.1%
#   SCI Pharmtech, Inc.....................    284,395    627,372       0.0%
#   Scientech Corp.........................    276,000    529,673       0.0%
#   SDI Corp...............................    787,000  1,052,700       0.0%
#   Sea Sonic Electronics Co., Ltd.........    221,000    323,520       0.0%
#   Senao International Co., Ltd...........    556,541    849,227       0.0%
#   Sercomm Corp...........................  1,294,000  2,891,936       0.1%
#   Sesoda Corp............................  1,026,822  1,485,406       0.0%
    Shan-Loong Transportation Co., Ltd.....     29,000     23,281       0.0%
    Sheng Yu Steel Co., Ltd................    639,980    458,625       0.0%
#   ShenMao Technology, Inc................    525,891    561,309       0.0%
#   Shih Her Technologies, Inc.............    351,000    579,850       0.0%
    Shih Wei Navigation Co., Ltd...........  1,389,183    813,007       0.0%
    Shihlin Electric & Engineering Corp....  1,683,000  2,274,400       0.1%
*   Shihlin Paper Corp.....................    144,000    184,796       0.0%
    Shin Hai Gas Corp......................      1,157      1,778       0.0%
    Shin Zu Shing Co., Ltd.................  1,087,144  3,010,622       0.1%
#*  Shining Building Business Co., Ltd.....  2,036,401  1,208,895       0.0%
#   Shinkong Insurance Co., Ltd............  1,215,131    979,661       0.0%
    Shinkong Synthetic Fibers Corp.........  9,572,395  3,477,673       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
    Shinkong Textile Co., Ltd.......................  1,068,542 $1,404,928       0.0%
#   Shiny Chemical Industrial Co., Ltd..............    311,031    471,688       0.0%
#   Shuttle, Inc....................................  2,320,152    653,462       0.0%
    Sigurd Microelectronics Corp....................  2,253,974  2,128,690       0.1%
#*  Silicon Integrated Systems Corp.................  2,908,820    789,814       0.0%
    Silicon Power Computer & Communications, Inc....    275,000    226,764       0.0%
#   Silitech Technology Corp........................  1,013,774    774,452       0.0%
#   Sinbon Electronics Co., Ltd.....................  1,140,000  1,995,971       0.1%
    Sincere Navigation Corp.........................  1,996,786  1,589,422       0.0%
#   Singatron Enterprise Co., Ltd...................    437,000    158,328       0.0%
    Sinkang Industries Co., Ltd.....................    153,521     56,221       0.0%
#   Sinmag Equipment Corp...........................    221,938  1,331,480       0.0%
#*  Sino-American Electronic Co., Ltd...............     73,000    224,240       0.0%
#   Sino-American Silicon Products, Inc.............  3,434,000  5,051,740       0.1%
#   Sinon Corp......................................  2,410,510  1,391,337       0.0%
    Sinphar Pharmaceutical Co., Ltd.................    836,595  1,051,005       0.0%
#   Sinyi Realty, Inc...............................  1,303,028  1,504,022       0.0%
#   Sirtec International Co., Ltd...................    910,000  1,957,090       0.1%
#   Sitronix Technology Corp........................    652,879  2,355,178       0.1%
#   Siward Crystal Technology Co., Ltd..............  1,012,000    747,619       0.0%
#   Soft-World International Corp...................    550,000  1,563,946       0.0%
    Solar Applied Materials Technology Co...........  2,099,581  1,837,288       0.0%
#*  Solartech Energy Corp...........................  2,517,616  1,671,076       0.0%
    Solomon Technology Corp.........................    134,159     88,140       0.0%
#*  Solytech Enterprise Corp........................    974,000    267,576       0.0%
#   Sonix Technology Co., Ltd.......................  1,032,000  1,555,069       0.0%
    Southeast Cement Co., Ltd.......................  1,053,700    602,281       0.0%
    Spirox Corp.....................................     66,000     46,979       0.0%
#   Sporton International, Inc......................    388,505  2,202,767       0.1%
#   St Shine Optical Co., Ltd.......................    314,000  5,535,314       0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.....    580,571    705,622       0.0%
#   Stark Technology, Inc...........................    779,860    764,282       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd..  1,136,487    805,675       0.0%
#*  Sunplus Technology Co., Ltd.....................  1,808,000    889,744       0.0%
#   Sunrex Technology Corp..........................  1,842,736  1,136,706       0.0%
#   Sunspring Metal Corp............................    569,000  1,107,811       0.0%
*   Super Dragon Technology Co., Ltd................    159,382    102,143       0.0%
#   Supreme Electronics Co., Ltd....................  2,059,399  1,123,946       0.0%
#   Swancor Ind Co., Ltd............................    308,206  2,497,530       0.1%
    Sweeten Construction Co., Ltd...................    594,522    366,700       0.0%
    Syncmold Enterprise Corp........................    875,000  1,900,694       0.1%
#   Sysage Technology Co., Ltd......................    474,080    500,110       0.0%
#   Systex Corp.....................................    242,388    467,067       0.0%
#   T-Mac Techvest PCB Co., Ltd.....................    713,000    386,545       0.0%
#   TA Chen Stainless Pipe..........................  4,051,248  2,731,772       0.1%
*   Ta Chong Bank, Ltd.............................. 11,135,528  3,992,058       0.1%
#   Ta Chong Securities Co., Ltd....................  1,434,000    596,827       0.0%
#   Ta Ya Electric Wire & Cable.....................  3,194,306    674,291       0.0%
#   Ta Yih Industrial Co., Ltd......................    194,000    564,045       0.0%
#   TA-I Technology Co., Ltd........................  1,166,009    652,576       0.0%
    Tah Hsin Industrial Corp........................    426,600    393,130       0.0%
    TAI Roun Products Co., Ltd......................    239,000     85,018       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                    ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Tai Tung Communication Co., Ltd................    411,197 $  440,562       0.0%
#   Taichung Commercial Bank Co., Ltd.............. 11,362,831  4,059,673       0.1%
#   TaiDoc Technology Corp.........................    232,000    701,504       0.0%
#   Taiflex Scientific Co., Ltd....................    991,000  1,478,346       0.0%
#   Taimide Tech, Inc..............................    529,000    786,983       0.0%
#   Tainan Enterprises Co., Ltd....................    804,370    867,859       0.0%
#   Tainan Spinning Co., Ltd.......................  6,684,737  3,878,077       0.1%
#*  Taisun Enterprise Co., Ltd.....................  1,809,428    757,968       0.0%
#*  Taita Chemical Co., Ltd........................  1,034,951    311,815       0.0%
#   Taiwan Acceptance Corp.........................    549,480  1,478,391       0.0%
    Taiwan Calsonic Co., Ltd.......................     33,000     23,957       0.0%
#   Taiwan Chinsan Electronic Industrial Co., Ltd..    553,000    861,153       0.0%
#   Taiwan Cogeneration Corp.......................  1,935,566  1,912,559       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd........  1,055,338    831,769       0.0%
*   Taiwan Flourescent Lamp Co., Ltd...............    176,000         --       0.0%
    Taiwan FU Hsing Industrial Co., Ltd............    930,000  1,185,513       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd...........  2,303,468  4,286,445       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd..  1,036,120    648,978       0.0%
*   Taiwan Kolin Co., Ltd..........................  1,356,000         --       0.0%
#   Taiwan Land Development Corp...................  5,394,616  2,806,256       0.1%
#*  Taiwan Life Insurance Co., Ltd.................  2,976,586  2,799,281       0.1%
#   Taiwan Line Tek Electronic.....................    539,543    400,259       0.0%
#   Taiwan Mask Corp...............................  1,038,412    340,146       0.0%
    Taiwan Navigation Co., Ltd.....................  1,055,777    700,587       0.0%
    Taiwan Paiho, Ltd..............................  1,577,287  4,282,670       0.1%
#   Taiwan PCB Techvest Co., Ltd...................  1,603,238  2,605,432       0.1%
#*  Taiwan Prosperity Chemical Corp................  1,071,000    872,988       0.0%
#*  Taiwan Pulp & Paper Corp.......................  2,154,980    805,578       0.0%
    Taiwan Sakura Corp.............................  1,580,003  1,224,560       0.0%
    Taiwan Sanyo Electric Co., Ltd.................    458,400    458,220       0.0%
#   Taiwan Secom Co., Ltd..........................    871,371  2,622,013       0.1%
    Taiwan Semiconductor Co., Ltd..................  1,887,000  1,986,327       0.1%
    Taiwan Sogo Shin Kong SEC......................  1,418,710  1,913,347       0.1%
#   Taiwan Styrene Monomer.........................  3,943,209  1,911,810       0.1%
    Taiwan Surface Mounting Technology Co., Ltd....  1,739,132  2,301,192       0.1%
#   Taiwan TEA Corp................................  4,755,897  2,705,244       0.1%
#   Taiwan Union Technology Corp...................  1,472,000  1,309,920       0.0%
#   Taiyen Biotech Co., Ltd........................    896,883    776,731       0.0%
#*  Tatung Co., Ltd................................ 14,672,015  3,890,462       0.1%
#   Te Chang Construction Co., Ltd.................    412,482    374,491       0.0%
*   Tecom Co., Ltd.................................     83,114      5,424       0.0%
#*  Tekcore Co., Ltd...............................    360,000     97,538       0.0%
    Ten Ren Tea Co., Ltd...........................    187,980    288,402       0.0%
    Test Research, Inc.............................    953,821  1,939,519       0.1%
    Test-Rite International Co., Ltd...............  1,803,495  1,233,087       0.0%
#   Tex-Ray Industrial Co., Ltd....................    598,000    289,892       0.0%
#   ThaiLin Semiconductor Corp.....................    226,000    184,669       0.0%
    Thinking Electronic Industrial Co., Ltd........    524,204    747,505       0.0%
#   Thye Ming Industrial Co., Ltd..................  1,050,669  1,428,396       0.0%
    Ton Yi Industrial Corp.........................  2,294,644  1,807,555       0.0%
#   Tong Hsing Electronic Industries, Ltd..........    910,963  2,918,388       0.1%
#   Tong Yang Industry Co., Ltd....................  2,594,741  3,075,102       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
TAIWAN -- (Continued)
#   Tong-Tai Machine & Tool Co., Ltd....... 1,718,522 $1,623,891       0.0%
    Topco Scientific Co., Ltd..............   932,363  1,912,061       0.1%
#   Topco Technologies Corp................   121,000    283,460       0.0%
#   Topoint Technology Co., Ltd............   960,776    912,471       0.0%
#   Toung Loong Textile Manufacturing......   490,000  1,933,373       0.1%
#   Trade-Van Information Services Co......   253,000    230,886       0.0%
    Transasia Airways Corp................. 2,027,000    751,330       0.0%
    Tripod Technology Corp................. 2,338,000  4,567,207       0.1%
    Tsann Kuen Enterprise Co., Ltd.........   551,686    552,478       0.0%
#   TSC Auto ID Technology Co., Ltd........   129,000  1,097,355       0.0%
#   TSRC Corp.............................. 1,789,200  2,060,895       0.1%
#   Ttet Union Corp........................   270,000    697,539       0.0%
#   TTFB Co., Ltd..........................    57,000    499,782       0.0%
    TTY Biopharm Co., Ltd..................   908,979  2,014,003       0.1%
#   Tung Ho Steel Enterprise Corp.......... 4,850,000  3,789,093       0.1%
    Tung Ho Textile Co., Ltd...............   598,000    170,067       0.0%
#   Tung Thih Electronic Co., Ltd..........   336,600  1,529,508       0.0%
#   TURVO International Co., Ltd...........   308,112  1,045,514       0.0%
#   TXC Corp............................... 2,045,053  2,654,408       0.1%
#*  TYC Brother Industrial Co., Ltd........ 1,356,980    984,137       0.0%
#*  Tycoons Group Enterprise............... 2,934,182    556,519       0.0%
*   Tyntek Corp............................ 1,816,039    987,580       0.0%
#   Ubright Optronics Corp.................   235,500    319,121       0.0%
#   Unic Technology Corp...................    72,723     28,171       0.0%
    Unimicron Technology Corp..............    60,000     35,715       0.0%
*   Union Bank Of Taiwan................... 5,745,707  2,060,896       0.1%
#*  Union Insurance Co., Ltd...............   535,660    462,600       0.0%
    Unitech Computer Co., Ltd..............   757,804    503,169       0.0%
    Unitech Printed Circuit Board Corp..... 3,746,370  1,694,908       0.0%
#   United Integrated Services Co., Ltd.... 1,476,439  1,711,376       0.0%
    Unity Opto Technology Co., Ltd......... 1,789,500  1,936,731       0.1%
#   Universal Cement Corp.................. 2,225,114  2,377,607       0.1%
#   Unizyx Holding Corp.................... 2,965,430  1,562,034       0.0%
#   UPC Technology Corp.................... 4,461,447  1,759,214       0.0%
#   Userjoy Technology Co., Ltd............    74,000    118,664       0.0%
    USI Corp............................... 5,047,734  2,722,766       0.1%
    Ve Wong Corp...........................   621,696    486,136       0.0%
#   Viking Tech Corp.......................   604,815    502,389       0.0%
    Visual Photonics Epitaxy Co., Ltd...... 1,529,696  1,817,325       0.0%
#   Vivotek, Inc...........................   396,443  1,184,639       0.0%
#*  Wafer Works Corp....................... 2,885,392  1,199,399       0.0%
    Wah Hong Industrial Corp...............   354,021    333,998       0.0%
#   Wah Lee Industrial Corp................ 1,036,000  1,937,402       0.1%
#*  Walsin Lihwa Corp...................... 3,115,000    919,027       0.0%
#*  Walsin Technology Corp................. 3,637,873  1,675,653       0.0%
    Walton Advanced Engineering, Inc....... 2,053,197    828,287       0.0%
    WAN HWA Enterprise Co..................   658,083    348,993       0.0%
#   Waterland Financial Holdings Co., Ltd.. 5,457,197  1,643,861       0.0%
#*  Ways Technical Corp., Ltd..............   497,000    355,103       0.0%
*   WEI Chih Steel Industrial Co., Ltd.....   433,000     37,421       0.0%
#   Wei Chuan Foods Corp................... 1,999,000  1,567,244       0.0%
#*  Wei Mon Industry Co., Ltd.............. 3,075,282    860,263       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                      ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Weikeng Industrial Co., Ltd......................  1,314,100 $    994,734       0.0%
#   Well Shin Technology Co., Ltd....................    479,000      765,367       0.0%
#*  Wha Yu Industrial Co., Ltd.......................    108,000       42,903       0.0%
#   Win Semiconductors Corp..........................  4,237,000    5,492,687       0.1%
#*  Winbond Electronics Corp.........................  8,001,138    2,648,748       0.1%
*   Wintek Corp......................................  5,447,000      244,107       0.0%
#   Wisdom Marine Lines Co., Ltd.....................  1,711,402    2,245,874       0.1%
#   Wistron NeWeb Corp...............................  1,469,682    3,899,512       0.1%
#   WT Microelectronics Co., Ltd.....................  2,408,229    3,789,729       0.1%
#   WUS Printed Circuit Co., Ltd.....................  2,158,000    1,615,280       0.0%
#   X-Legend Entertainment Co., Ltd..................    130,125      679,616       0.0%
#   XAC Automation Corp..............................    144,000      338,230       0.0%
#   Xxentria Technology Materials Corp...............    776,207    2,540,999       0.1%
#   Yageo Corp.......................................    515,028    1,058,964       0.0%
#   YC Co., Ltd......................................  2,528,926    1,242,912       0.0%
#   YC INOX Co., Ltd.................................  2,075,171    1,688,648       0.0%
#   YeaShin International Development Co., Ltd.......  1,002,350      605,924       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd......    296,279    2,007,788       0.1%
#   YFY, Inc.........................................  7,890,212    3,351,805       0.1%
    Yi Jinn Industrial Co., Ltd......................  1,381,094      474,719       0.0%
#   Yieh Phui Enterprise Co., Ltd....................  6,655,804    2,095,098       0.1%
#   Yonyu Plastics Co., Ltd..........................    475,600      563,007       0.0%
#*  Young Fast Optoelectronics Co., Ltd..............    925,872      513,700       0.0%
#   Young Optics, Inc................................    395,111      769,773       0.0%
#   Youngtek Electronics Corp........................    711,412    1,561,050       0.0%
    Yufo Electronics Co., Ltd........................     98,000       61,093       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..    396,869    1,163,535       0.0%
#   Yungshin Construction & Development Co., Ltd.....    282,000      569,260       0.0%
    YungShin Global Holding Corp.....................  1,010,300    1,835,975       0.0%
#   Yungtay Engineering Co., Ltd.....................  2,212,000    5,081,214       0.1%
    Zeng Hsing Industrial Co., Ltd...................    281,107    1,703,307       0.0%
#   Zenitron Corp....................................  1,183,000      766,181       0.0%
#   Zig Sheng Industrial Co., Ltd....................  3,012,732    1,085,476       0.0%
#   Zinwell Corp.....................................  1,809,586    1,764,913       0.0%
#   Zippy Technology Corp............................    684,948    1,062,245       0.0%
#   ZongTai Real Estate Development Co., Ltd.........    836,090      572,798       0.0%
                                                                 ------------      ----
TOTAL TAIWAN.........................................             849,922,462      14.9%
                                                                 ------------      ----
THAILAND -- (3.8%)
    AAPICO Hitech PCL(B013L48).......................    964,380      430,044       0.0%
    AAPICO Hitech PCL(B013KZ2).......................    110,000       49,052       0.0%
    Aeon Thana Sinsap Thailand PCL...................    142,500      436,599       0.0%
*   AJ Plast PCL.....................................  1,601,288      405,605       0.0%
    Amarin Printing & Publishing PCL.................     77,660       30,626       0.0%
    Amata Corp. PCL..................................  6,214,600    3,374,529       0.1%
    Ananda Development PCL........................... 17,182,000    1,855,541       0.0%
    AP Thailand PCL.................................. 17,385,416    3,876,318       0.1%
*   Apex Development PCL.............................      3,536           --       0.0%
    Asia Green Energy PCL............................  1,711,270      123,550       0.0%
    Asia Plus Group Holdings Securities.............. 12,262,800    1,465,658       0.0%
    Asian Insulators PCL.............................  2,273,500      617,255       0.0%
    Bangchak Petroleum PCL (The).....................  5,590,500    6,020,408       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ----------- ---------- ---------------
THAILAND -- (Continued)
    Bangkok Aviation Fuel Services PCL.....................   1,886,246 $1,602,150       0.0%
    Bangkok Chain Hospital PCL.............................   9,621,137  2,393,245       0.1%
    Bangkok Expressway PCL.................................   4,144,100  4,902,773       0.1%
    Bangkok Insurance PCL..................................     180,181  2,000,493       0.0%
    Bangkok Land PCL.......................................  85,036,370  3,946,781       0.1%
    Bangkok Life Assurance PCL.............................     201,500    305,627       0.0%
*   Bangkok Rubber PCL.....................................      14,600         --       0.0%
    Beauty Community PCL...................................     107,900    136,655       0.0%
    Cal-Comp Electronics Thailand PCL......................  19,224,544  2,134,440       0.0%
*   Central Paper Industry P.L.C...........................          20         --       0.0%
    Central Plaza Hotel PCL................................   4,845,300  4,923,936       0.1%
    CH Karnchang PCL.......................................   5,932,905  4,544,391       0.1%
    Charoong Thai Wire & Cable PCL.........................   1,366,400    412,428       0.0%
    Christiani & Nielsen Thai..............................   2,991,600    421,084       0.0%
    CK Power PCL...........................................  15,855,500  1,606,473       0.0%
*   Country Group Holdings PCL.............................   7,794,200    371,209       0.0%
    CS Loxinfo PCL.........................................   1,759,200    376,228       0.0%
    Delta Electronics Thailand PCL.........................     686,200  1,738,137       0.0%
    Dhipaya Insurance PCL..................................   1,018,800  1,197,588       0.0%
    Diamond Building Products PCL..........................   3,922,300    594,919       0.0%
    DSG International Thailand PCL.........................   4,092,240    924,835       0.0%
    Dynasty Ceramic PCL....................................  23,743,680  2,909,888       0.1%
    Eastern Water Resources Development and Management PCL.   5,047,700  1,699,665       0.0%
    Erawan Group PCL (The).................................  14,472,270  2,054,610       0.0%
*   Esso Thailand PCL......................................  14,400,200  2,839,415       0.1%
*   G J Steel PCL.......................................... 142,929,800    216,790       0.0%
*   G Steel PCL............................................  27,015,300     90,147       0.0%
    GFPT PCL...............................................   6,084,400  2,177,944       0.1%
*   GMM Grammy PCL.........................................      90,260     39,428       0.0%
*   Golden Land Property Development PCL...................   7,036,900  1,494,261       0.0%
    Grand Canal Land PCL...................................   5,552,200    538,967       0.0%
    Grande Asset Hotels & Property PCL.....................  13,101,375    584,226       0.0%
    Hana Microelectronics PCL..............................   3,774,096  5,094,715       0.1%
    ICC International PCL..................................     204,600    246,712       0.0%
*   Italian-Thai Development PCL...........................  19,673,827  4,535,753       0.1%
*   ITV PCL................................................   2,785,600         --       0.0%
    Jasmine International PCL..............................  12,846,200  2,143,307       0.0%
    Jay Mart PCL...........................................   2,248,225    695,644       0.0%
    Jubilee Enterprise PCL.................................     204,000    199,575       0.0%
    Kang Yong Electric PCL.................................      40,500    380,858       0.0%
    Karmarts PCL...........................................     534,900    121,697       0.0%
    KCE Electronics PCL....................................   2,334,318  3,823,849       0.1%
    KGI Securities Thailand PCL............................  11,493,900  1,227,318       0.0%
    Khon Kaen Sugar Industry PCL...........................  12,232,200  1,803,382       0.0%
    Kiatnakin Bank PCL.....................................   3,485,100  3,911,685       0.1%
    Laguna Resorts & Hotels PCL............................     197,000    162,847       0.0%
    Lanna Resources PCL....................................   1,970,550    753,191       0.0%
    LH Financial Group PCL.................................  28,584,566  1,560,814       0.0%
    Loxley PCL.............................................  13,703,076  1,712,625       0.0%
    LPN Development PCL(B00PXK5)...........................     411,500    214,706       0.0%
    LPN Development PCL(B00Q643)...........................   7,122,100  3,716,066       0.1%
    Major Cineplex Group PCL...............................   3,623,000  3,681,799       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                              ----------- ---------- ---------------
THAILAND -- (Continued)
    Maybank Kim Eng Securities Thailand PCL..     854,900 $  604,252       0.0%
    MBK PCL..................................   5,772,000  2,486,346       0.1%
    MCOT PCL.................................   2,424,300  1,044,291       0.0%
    Mega Lifesciences PCL....................     501,700    272,423       0.0%
    MK Real Estate Development PCL...........   1,885,900    326,092       0.0%
    Modernform Group PCL.....................   1,661,900    499,099       0.0%
    Muang Thai Insurance PCL.................      61,288    305,836       0.0%
    Muramoto Electron Thailand PCL...........      14,000    101,077       0.0%
    Namyong Terminal PCL.....................      59,200     28,015       0.0%
*   Nation Multimedia Group PCL..............  14,789,200    829,972       0.0%
*   Nava Nakorn PCL..........................   1,715,500     86,386       0.0%
    Noble Development PCL....................     670,100    262,226       0.0%
*   Polyplex Thailand PCL....................   3,059,900    974,638       0.0%
    Precious Shipping PCL....................   4,802,200  1,981,190       0.0%
    Premier Marketing PCL....................   2,252,300    683,240       0.0%
    President Rice Products PCL..............       3,375      4,812       0.0%
*   Property Perfect PCL.....................  24,984,100    818,530       0.0%
    Pruksa Real Estate PCL...................   2,034,000  1,696,800       0.0%
    PTG Energy PCL...........................  10,374,300  3,398,830       0.1%
    Quality Houses PCL.......................  67,203,776  6,319,785       0.1%
*   Raimon Land PCL..........................  25,873,800  1,397,099       0.0%
    Regional Container Lines PCL.............   3,962,500  1,202,032       0.0%
    Rojana Industrial Park PCL...............   8,272,284  2,057,720       0.0%
    RS PCL...................................   5,555,000  2,611,937       0.1%
    Saha Pathana Inter-Holding PCL...........     680,300    531,404       0.0%
    Saha-Union PCL...........................     746,600    860,634       0.0%
*   Sahaviriya Steel Industries PCL.......... 117,108,200    781,550       0.0%
    Samart Corp. PCL.........................   4,949,100  4,503,959       0.1%
    Samart I-Mobile PCL......................  18,314,900  1,388,966       0.0%
    Samart Telcoms PCL.......................   2,672,800  2,189,158       0.1%
    Sansiri PCL..............................  86,988,210  4,987,342       0.1%
    SC Asset Corp PCL........................  17,396,128  1,815,340       0.0%
    Siam Future Development PCL..............  10,213,773  1,766,070       0.0%
    Siam Global House PCL....................   5,472,777  1,610,373       0.0%
    Siamgas & Petrochemicals PCL.............   4,359,600  1,626,667       0.0%
    Sino Thai Engineering & Construction PCL.   7,726,300  4,898,519       0.1%
    SNC Former PCL...........................     869,400    421,975       0.0%
    Somboon Advance Technology PCL...........   2,147,637  1,231,316       0.0%
    SPCG PCL.................................   3,768,900  3,115,502       0.1%
    Sri Ayudhya Capital PCL..................     233,100    259,864       0.0%
    Sri Trang Agro-Industry PCL..............   6,023,690  2,357,215       0.1%
    Sriracha Construction PCL................   1,241,800  1,120,690       0.0%
    Srithai Superware PCL....................  15,840,300  1,220,518       0.0%
    STP & I PCL..............................   7,215,904  3,568,003       0.1%
    Supalai PCL..............................   9,256,433  5,615,916       0.1%
    Susco PCL................................   1,939,800    208,309       0.0%
    SVI PCL..................................  12,829,600  1,907,024       0.0%
    Symphony Communication PCL...............     692,400    319,262       0.0%
    Syntec Construction PCL..................   6,843,300    676,753       0.0%
*   Tata Steel Thailand PCL..................  27,039,000    615,175       0.0%
    Thai Agro Energy PCL.....................     378,870     41,835       0.0%
*   Thai Airways International PCL(6888868)..  10,151,600  3,880,181       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
THAILAND -- (Continued)
*   Thai Airways International PCL(6364971).    141,400 $     54,046       0.0%
*   Thai Carbon Black PCL...................    504,600      386,505       0.0%
    Thai Central Chemical PCL...............    263,500      233,805       0.0%
    Thai Metal Trade PCL....................    629,300      167,037       0.0%
    Thai Rayon PCL..........................      9,400        7,414       0.0%
    Thai Rung Union Car PCL.................    786,120      114,943       0.0%
    Thai Stanley Electric PCL...............    206,600    1,240,916       0.0%
    Thai Steel Cable PCL....................      3,400        1,289       0.0%
    Thai Vegetable Oil PCL..................  3,266,375    2,169,987       0.1%
    Thai Wacoal PCL.........................     78,000      118,307       0.0%
    Thai-German Ceramic Industry PCL........  6,415,200      758,965       0.0%
    Thaicom PCL.............................  4,939,000    5,506,090       0.1%
    Thanachart Capital PCL..................  5,555,300    5,729,719       0.1%
    Thitikorn PCL...........................  1,022,100      316,257       0.0%
    Thoresen Thai Agencies PCL..............  9,244,554    3,757,835       0.1%
    Ticon Industrial Connection PCL.........  7,862,584    3,577,696       0.1%
    Tipco Asphalt PCL.......................  7,740,900    3,710,184       0.1%
*   TIPCO Foods PCL.........................  1,278,482      350,986       0.0%
    Tisco Financial Group PCL(B3KFW10)......    813,400    1,116,528       0.0%
    Tisco Financial Group PCL(B3KFW76)......  3,233,800    4,438,934       0.1%
    TPI Polene PCL.......................... 25,338,700    2,229,098       0.1%
    TTCL PCL(B5ML0D8).......................  1,350,871    1,311,326       0.0%
    TTCL PCL(BWY4Y10).......................    956,928      928,915       0.0%
    TTW PCL................................. 14,176,900    4,859,668       0.1%
*   U City PCL.............................. 33,268,200       50,460       0.0%
    Union Mosaic Industry PCL (The).........    272,000       43,731       0.0%
    Unique Engineering & Construction PCL...  6,322,670    2,704,373       0.1%
    Univanich Palm Oil PCL..................    939,000      293,393       0.0%
    Univentures PCL.........................  7,086,000    1,784,129       0.0%
    Vanachai Group PCL......................  7,203,959    1,737,342       0.0%
    Vibhavadi Medical Center PCL............  5,034,520    2,428,299       0.1%
    Vinythai PCL............................  2,792,934      864,187       0.0%
    Workpoint Entertainment PCL.............  1,983,840    2,316,937       0.1%
                                                        ------------       ---
TOTAL THAILAND..............................             242,671,910       4.2%
                                                        ------------       ---
TURKEY -- (2.0%)
    Adana Cimento Sanayii TAS Class A.......    520,674    1,361,377       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S...     22,672      508,829       0.0%
#*  Adese Alisveris Merkezleri Ticaret A.S..    331,389    1,322,886       0.0%
*   Afyon Cimento Sanayi TAS................      2,020      116,263       0.0%
#   Akcansa Cimento A.S.....................    436,252    2,683,134       0.1%
#*  Akenerji Elektrik Uretim A.S............  2,629,867    1,091,509       0.0%
#   Akfen Holding A.S.......................    944,009    2,373,047       0.1%
*   AKIS Gayrimenkul Yatirimi A.S...........     52,982       48,575       0.0%
    Aksa Akrilik Kimya Sanayii AS...........    904,430    3,652,896       0.1%
    Aksigorta A.S...........................    995,287      886,481       0.0%
*   Aktas Elektrik Ticaret A.S..............        370           --       0.0%
#   Alarko Holding A.S......................    876,010    1,333,744       0.0%
    Albaraka Turk Katilim Bankasi A.S.......  3,395,617    2,195,307       0.1%
    Alkim Alkali Kimya A.S..................      6,300       32,634       0.0%
#   Anadolu Anonim Turk Sigorta Sirketi.....  1,936,423      998,909       0.0%
#   Anadolu Cam Sanayii A.S.................  2,219,949    1,636,012       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
TURKEY -- (Continued)
#   Anadolu Hayat Emeklilik A.S................................................   800,433 $1,661,142       0.0%
    Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S...............................    73,392    617,893       0.0%
*   Asya Katilim Bankasi A.S................................................... 3,243,121  1,043,585       0.0%
#   Aygaz A.S..................................................................   124,525    456,298       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S......................................   363,312  1,852,797       0.1%
*   Banvit Bandirma Vitaminli Yem Sanayii ASA..................................   175,001    192,851       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S...................................   385,091  1,062,915       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.......................... 1,596,555  1,364,157       0.0%
#   Bizim Toptan Satis Magazalari A.S..........................................   196,968  1,163,359       0.0%
#*  Bolu Cimento Sanayii A.S...................................................   563,199  1,169,612       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................   625,547  1,672,681       0.1%
*   Boyner Perakende Ve Tekstil Yatirimlari AS.................................   110,344  2,635,913       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S............................   457,826  1,530,828       0.0%
    Bursa Cimento Fabrikasi A.S................................................   229,830    427,912       0.0%
    Celebi Hava Servisi A.S....................................................    64,489    736,459       0.0%
    Cimsa Cimento Sanayi VE Ticaret AS.........................................   536,430  3,291,431       0.1%
#*  Deva Holding A.S...........................................................   683,187    652,188       0.0%
#*  Dogan Sirketler Grubu Holding A.S.......................................... 8,856,312  2,019,372       0.1%
    Dogus Otomotiv Servis ve Ticaret A.S.......................................   595,613  2,896,382       0.1%
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.................................   513,586    370,682       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................   354,065  1,515,860       0.0%
#   EGE Endustri VE Ticaret A.S................................................    14,334  1,257,344       0.0%
    EGE Seramik Sanayi ve Ticaret A.S..........................................   822,424  1,237,180       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.. 1,950,686  2,073,683       0.1%
#*  Fenerbahce Futbol A.S......................................................    86,590  1,324,431       0.0%
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.........................    81,766    603,656       0.0%
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................   337,831    172,902       0.0%
#*  Global Yatirim Holding A.S................................................. 2,242,325  2,146,828       0.1%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S............................     8,540         --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................    62,751  1,786,630       0.1%
#   Goodyear Lastikleri TAS....................................................    37,464  1,017,480       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.............................. 1,114,071  1,270,669       0.0%
#*  GSD Holding AS............................................................. 2,604,393  1,480,357       0.0%
#   Gubre Fabrikalari TAS...................................................... 1,095,219  2,924,311       0.1%
#*  Hurriyet Gazetecilik ve Matbaacilik AS..................................... 1,395,690    385,664       0.0%
#*  Ihlas Holding A.S.......................................................... 7,909,778    799,430       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.............   185,688    398,460       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS........................ 1,329,455  1,662,715       0.0%
    Is Finansal Kiralama A.S................................................... 1,034,680    406,058       0.0%
    Is Yatirim Menkul Degerler A.S. Class A....................................   272,347    117,984       0.0%
#*  Izmir Demir Celik Sanayi A.S...............................................   819,232    800,662       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................ 1,613,680  1,448,735       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B................   972,717    961,518       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................ 6,697,063  4,616,430       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..................................... 1,939,261  1,225,430       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.....................................    12,685  1,101,013       0.0%
#   Konya Cimento Sanayii A.S..................................................    12,790  1,453,899       0.0%
#   Koza Altin Isletmeleri A.S.................................................   122,452  1,279,192       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.............................. 1,427,863  1,540,759       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S......................................   363,079    647,568       0.0%
*   Marshall Boya ve Vernik....................................................    23,186    352,825       0.0%
#*  Menderes Tekstil Sanayi ve Ticaret A.S.....................................   822,847    209,102       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                            --------- -------------- ---------------
TURKEY -- (Continued)
#*  Metro Ticari ve Mali Yatirimlar Holding A.S............ 2,278,836 $      853,265       0.0%
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........   149,549         62,092       0.0%
*   Mudurnu Tavukculuk A.S.................................     1,740             --       0.0%
*   Nergis Holding A.S.....................................     1,784             --       0.0%
#*  NET Holding A.S........................................ 1,477,759      1,696,345       0.1%
#*  Netas Telekomunikasyon A.S.............................   295,970        987,182       0.0%
    Nuh Cimento Sanayi A.S.................................   344,200      1,350,189       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S..................   110,235      3,982,721       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..   686,994        970,572       0.0%
#*  Parsan Makina Parcalari Sanayi AS......................   140,357        251,022       0.0%
#   Petkim Petrokimya Holding A.S..........................   780,881      1,097,344       0.0%
    Pinar Entegre Et ve Un Sanayi A.S......................   142,526        515,159       0.0%
    Pinar SUT Mamulleri Sanayii A.S........................   139,940      1,346,247       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S..................     2,730             --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.....   356,531        421,609       0.0%
*   Sasa Polyester Sanayi A.S..............................   756,712        690,337       0.0%
*   Sekerbank TAS.......................................... 4,131,514      2,772,786       0.1%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S............... 1,363,896      1,417,946       0.0%
    Soda Sanayii A.S....................................... 1,412,501      3,442,521       0.1%
#*  Tat Gida Sanayi A.S....................................   829,960      1,427,763       0.0%
#*  Tekfen Holding A.S..................................... 1,548,959      2,894,970       0.1%
#   Teknosa Ic Ve Dis Ticaret A.S..........................   201,012        568,977       0.0%
#*  Tekstil Bankasi A.S.................................... 1,337,315      1,026,382       0.0%
    Tofas Turk Otomobil Fabrikasi A.S......................         1              6       0.0%
#   Trakya Cam Sanayi A.S.................................. 3,340,796      4,022,027       0.1%
#   Turcas Petrol A.S......................................   685,172        578,828       0.0%
    Turk Traktor ve Ziraat Makineleri A.S..................    45,611      1,362,908       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S..................... 7,582,370      5,723,557       0.1%
    Vestel Beyaz Esya Sanayi ve Ticaret A.S................    14,349         68,259       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S................ 1,090,031      2,252,213       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S....................... 2,044,463      1,576,478       0.0%
                                                                      --------------      ----
TOTAL TURKEY...............................................              128,638,540       2.3%
                                                                      --------------      ----
TOTAL COMMON STOCKS........................................            5,601,266,719      98.1%
                                                                      --------------      ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.8%)
    AES Tiete SA........................................... 1,069,400      6,140,367       0.1%
    Alpargatas SA.......................................... 1,474,418      4,849,560       0.1%
    Banco ABC Brasil SA....................................   918,758      3,933,679       0.1%
    Banco Daycoval SA......................................   451,227      1,199,598       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B........ 2,361,234      9,161,395       0.2%
*   Banco Industrial e Comercial SA........................   484,320      1,197,558       0.0%
    Banco Pan SA........................................... 2,200,640      1,263,581       0.0%
    Banco Pine SA..........................................   296,003        513,814       0.0%
    Banco Sofisa SA........................................    75,000         58,373       0.0%
    Centrais Eletricas Santa Catarina......................    79,600        549,521       0.0%
    Cia de Gas de Sao Paulo COMGAS Class A.................   181,287      3,157,082       0.1%
    Cia de Saneamento do Parana............................   194,601        322,941       0.0%
    Cia de Transmissao de Energia Eletrica Paulista........   356,993      5,035,664       0.1%
    Cia Energetica do Ceara Class A........................   110,239      1,526,102       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa......................   315,349        839,410       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
BRAZIL -- (Continued)
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA........  1,535,199 $ 5,528,439       0.1%
    Empresa Metropolitana de Aguas e Energia SA...................     12,900      13,487       0.0%
    Eucatex SA Industria e Comercio...............................    223,327     259,428       0.0%
*   Gol Linhas Aereas Inteligentes SA.............................    940,217   2,371,645       0.1%
    Marcopolo SA..................................................  4,892,300   4,514,046       0.1%
*   Oi SA.........................................................    611,000   1,145,771       0.0%
    Parana Banco SA...............................................     52,900     205,423       0.0%
    Randon Participacoes SA.......................................  1,547,357   2,054,275       0.0%
    Saraiva SA Livreiros Editores.................................     87,673     142,584       0.0%
*   Sharp SA...................................................... 30,200,000          --       0.0%
    Unipar Carbocloro SA Class B..................................    279,095     412,211       0.0%
                                                                              -----------       ---
TOTAL BRAZIL......................................................             56,395,954       1.0%
                                                                              -----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B..................................     18,198      29,425       0.0%
                                                                              -----------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA...........................................  2,361,888   3,718,338       0.1%
                                                                              -----------       ---
TOTAL PREFERRED STOCKS............................................             60,143,717       1.1%
                                                                              -----------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Minerva SA Rights.............................................     32,720          --       0.0%
*   PDG Realty SA Empreendimentos e Participacoes Rights 05/18/15. 10,956,594     327,285       0.0%
                                                                              -----------       ---
TOTAL BRAZIL......................................................                327,285       0.0%
                                                                              -----------       ---
CHINA -- (0.0%)
*   Golden Meditech Holdings, Ltd. Warrants 07/30/15..............    860,943      20,994       0.0%
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16........    640,750      56,217       0.0%
                                                                              -----------       ---
TOTAL CHINA.......................................................                 77,211       0.0%
                                                                              -----------       ---
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17............    185,833       1,864       0.0%
                                                                              -----------       ---
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 12/31/15..........    207,903      27,144       0.0%
*   Eastern & Oriental Bhd Warrants 07/21/19......................  1,036,339     107,664       0.0%
*   KNM Group Bhd Warrants 04/20/21...............................  1,343,815      79,237       0.0%
                                                                              -----------       ---
TOTAL MALAYSIA....................................................                214,045       0.0%
                                                                              -----------       ---
POLAND -- (0.0%)
*   PZ Cormay SA Rights...........................................     40,772          --       0.0%
                                                                              -----------       ---
SOUTH AFRICA -- (0.0%)
*   Northam Platinum Ltd. Rights..................................    929,241      16,404       0.0%
                                                                              -----------       ---
SOUTH KOREA -- (0.0%)
*   Hyunjin Materials Co., Ltd. Rights 05/28/15...................     29,688      30,048       0.0%
*   Lotte Non-Life Insurance Co., Ltd. Rights 06/04/15............    126,933      53,283       0.0%
*   Paik Kwang Industrial Co., Ltd. Rights 05/28/15...............     30,974      16,614       0.0%
                                                                              -----------       ---
TOTAL SOUTH KOREA.................................................                 99,945       0.0%
                                                                              -----------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                               PERCENTAGE
                                                     SHARES      VALUE++     OF NET ASSETS**
                                                   ---------- -------------- ---------------
TAIWAN -- (0.0%)
#*  Bin Chuan Enterprise Co., Ltd. Rights.........    172,542 $       92,328        0.0%
                                                              --------------      -----
THAILAND -- (0.0%)
*   CK Power PCL Rights 05/22/15..................  5,257,590         54,227        0.0%
*   Country Group Holdings NVDR Warrants 01/05/18.  2,598,067         46,499        0.0%
*   Jay Mart PCL Rights 05/31/15..................    429,705          2,607        0.0%
*   Loxley PCL Warrants 09/30/17..................     63,889          3,237        0.0%
*   Samart Corp. PCL Warrants 02/19/18............    403,560         43,337        0.0%
*   Thoresen Thai Agencies PCL Warrants 02/28/19..    649,119         47,652        0.0%
                                                              --------------      -----
TOTAL THAILAND....................................                   197,559        0.0%
                                                              --------------      -----
TOTAL RIGHTS/WARRANTS.............................                 1,026,641        0.0%
                                                              --------------      -----

                                                                 VALUE+
                                                              --------------
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@ DFA Short Term Investment Fund............... 60,848,054    704,011,988       12.4%
                                                              --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,717,151,356)...........................            $6,366,449,065      111.6%
                                                              ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina.................. $          1             --   --    $            1
   Brazil.....................  322,119,131             --   --       322,119,131
   Chile......................   72,614,185             --   --        72,614,185
   China......................    2,731,019 $  958,213,496   --       960,944,515
   Colombia...................    3,550,424             --   --         3,550,424
   Greece.....................    3,492,669     21,818,103   --        25,310,772
   Hong Kong..................           --        284,020   --           284,020
   Hungary....................           --        557,616   --           557,616
   India......................    1,224,511    759,445,217   --       760,669,728
   Indonesia..................    1,620,388    162,472,980   --       164,093,368
   Israel.....................           --              2   --                 2
   Malaysia...................           --    264,308,633   --       264,308,633
   Mexico.....................  217,628,844         53,340   --       217,682,184
   Philippines................           --     96,518,288   --        96,518,288
   Poland.....................           --    111,728,976   --       111,728,976
   South Africa...............   12,583,204    483,454,083   --       496,037,287
   South Korea................    3,423,242    880,191,435   --       883,614,677
   Taiwan.....................        6,471    849,915,991   --       849,922,462
   Thailand...................  242,328,057        343,853   --       242,671,910
   Turkey.....................    1,043,585    127,594,955   --       128,638,540
Preferred Stocks
   Brazil.....................   56,395,954             --   --        56,395,954
   Chile......................       29,425             --   --            29,425
   Colombia...................    3,718,338             --   --         3,718,338
Rights/Warrants
   Brazil.....................           --        327,285   --           327,285
   China......................           --         77,211   --            77,211
   Indonesia..................           --          1,864   --             1,864
   Malaysia...................           --        214,045   --           214,045
   Poland.....................           --             --   --                --
   South Africa...............           --         16,404   --            16,404
   South Korea................           --         99,945   --            99,945
   Taiwan.....................           --         92,328   --            92,328
   Thailand...................           --        197,559   --           197,559
Securities Lending Collateral.           --    704,011,988   --       704,011,988
                               ------------ --------------   --    --------------
TOTAL......................... $944,509,448 $5,421,939,617   --    $6,366,449,065
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2015
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES      VALUE+    OF NET ASSETS**
                                            --------- ------------ ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (17.4%)
#*  1-800-Flowers.com, Inc. Class A........    44,330 $    468,568       0.0%
    A. H. Belo Corp. Class A...............    14,556       97,380       0.0%
    Aaron's, Inc...........................     4,830      164,220       0.0%
#   Arctic Cat, Inc........................     3,436      121,944       0.0%
#*  Ascent Capital Group, Inc. Class A.....     8,564      342,903       0.0%
#   Autoliv, Inc...........................     9,404    1,116,443       0.0%
*   Ballantyne Strong, Inc.................     9,030       42,260       0.0%
#*  Barnes & Noble, Inc....................    12,200      267,180       0.0%
    Bassett Furniture Industries, Inc......     2,900       81,838       0.0%
    Beasley Broadcast Group, Inc. Class A..     9,471       45,934       0.0%
*   Beazer Homes USA, Inc..................     4,326       75,748       0.0%
*   Belmond, Ltd. Class A..................    75,198      926,439       0.0%
    Best Buy Co., Inc......................   197,800    6,853,770       0.1%
    Big 5 Sporting Goods Corp..............     8,501      115,954       0.0%
*   Biglari Holdings, Inc..................     2,343      856,390       0.0%
#*  BJ's Restaurants, Inc..................    25,971    1,215,443       0.0%
#   Bob Evans Farms, Inc...................    52,387    2,253,689       0.1%
#   Bon-Ton Stores, Inc. (The).............     2,986       21,410       0.0%
*   Books-A-Million, Inc...................     8,187       23,497       0.0%
    Brown Shoe Co., Inc....................    74,697    2,218,501       0.1%
*   Build-A-Bear Workshop, Inc.............    25,874      476,858       0.0%
#*  Cabela's, Inc..........................    53,051    2,797,910       0.1%
#   Callaway Golf Co.......................    38,543      373,096       0.0%
*   Cambium Learning Group, Inc............    37,733      111,690       0.0%
*   Canterbury Park Holding Corp...........     2,755       28,514       0.0%
    Carnival Corp..........................   489,649   21,529,867       0.4%
#   Carriage Services, Inc.................    20,916      494,454       0.0%
*   Cavco Industries, Inc..................     7,600      498,332       0.0%
#   CBS Corp. Class A......................    28,263    1,824,094       0.0%
    CBS Corp. Class B......................   201,625   12,526,961       0.2%
*   Christopher & Banks Corp...............    56,231      334,012       0.0%
    Churchill Downs, Inc...................     7,682      915,464       0.0%
*   Citi Trends, Inc.......................     3,415       77,794       0.0%
    Columbia Sportswear Co.................     8,634      541,352       0.0%
    Comcast Corp. Class A.................. 3,446,875  199,091,500       3.7%
#   Comcast Corp. Special Class A.......... 1,088,341   62,677,558       1.2%
#*  Conn's, Inc............................    25,450      711,837       0.0%
    Core-Mark Holding Co., Inc.............    48,118    2,536,300       0.1%
    CSS Industries, Inc....................    13,050      369,837       0.0%
    CST Brands, Inc........................    50,181    2,093,050       0.0%
    Culp, Inc..............................    10,036      259,431       0.0%
#*  Delta Apparel, Inc.....................     7,532       92,418       0.0%
#   Destination Maternity Corp.............       200        2,358       0.0%
#*  Destination XL Group, Inc..............    15,601       75,977       0.0%
#   DeVry Education Group, Inc.............     8,757      264,812       0.0%
    Dillard's, Inc. Class A................   120,300   15,830,277       0.3%
*   Discovery Communications, Inc..........     3,762      113,725       0.0%
*   Discovery Communications, Inc. Class B.     3,762      120,948       0.0%
#*  Dixie Group, Inc. (The)................    11,800      115,994       0.0%
#*  Dorman Products, Inc...................    20,712      969,943       0.0%
    Dover Motorsports, Inc.................    15,098       36,839       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    DR Horton, Inc......................... 208,125 $ 5,286,375       0.1%
#*  DreamWorks Animation SKG, Inc. Class A.  46,429   1,209,940       0.0%
    Educational Development Corp...........   1,679       7,102       0.0%
*   Eldorado Resorts, Inc..................  18,512     130,510       0.0%
    Escalade, Inc..........................     277       4,983       0.0%
*   EVINE Live, Inc........................   3,998      23,828       0.0%
#   EW Scripps Co. (The) Class A...........  81,265   1,892,662       0.0%
#*  Federal-Mogul Holdings Corp............  36,414     469,741       0.0%
    Flanigan's Enterprises, Inc............     865      25,154       0.0%
    Flexsteel Industries, Inc..............   2,068      74,469       0.0%
    Foot Locker, Inc.......................  15,700     933,365       0.0%
    Ford Motor Co.......................... 369,918   5,844,704       0.1%
    Fred's, Inc. Class A...................  47,275     797,529       0.0%
    Frisch's Restaurants, Inc..............     600      17,139       0.0%
#*  FTD Cos., Inc..........................  24,893     710,446       0.0%
#*  Fuel Systems Solutions, Inc............   3,398      37,718       0.0%
*   G-III Apparel Group, Ltd...............  11,394   1,266,785       0.0%
*   Gaiam, Inc. Class A....................   4,388      28,785       0.0%
#   GameStop Corp. Class A................. 104,752   4,037,142       0.1%
#*  Gaming Partners International Corp.....     500       5,540       0.0%
    Gannett Co., Inc....................... 119,639   4,106,010       0.1%
    General Motors Co...................... 802,642  28,140,629       0.5%
*   Genesco, Inc...........................   7,056     476,915       0.0%
    Graham Holdings Co. Class B............   5,780   5,912,535       0.1%
*   Gray Television, Inc...................  46,874     621,549       0.0%
#   Group 1 Automotive, Inc................  57,936   4,575,785       0.1%
    Harte-Hanks, Inc.......................  12,432      84,413       0.0%
    Haverty Furniture Cos., Inc............  33,479     718,459       0.0%
*   Helen of Troy, Ltd.....................  64,389   5,641,120       0.1%
#*  hhgregg, Inc...........................  36,388     208,139       0.0%
#   Hooker Furniture Corp..................  14,814     377,016       0.0%
*   Hyatt Hotels Corp. Class A.............  14,601     847,588       0.0%
#*  Iconix Brand Group, Inc................  95,618   2,515,710       0.1%
#   International Speedway Corp. Class A...  24,844     903,328       0.0%
*   Isle of Capri Casinos, Inc.............  15,434     219,471       0.0%
#*  JAKKS Pacific, Inc.....................  13,103      87,397       0.0%
*   Jarden Corp............................ 243,112  12,442,472       0.2%
#*  JC Penney Co., Inc.....................  85,215     707,285       0.0%
    Johnson Outdoors, Inc. Class A.........  15,588     491,022       0.0%
*   Journal Media Group, Inc...............  25,411     236,068       0.0%
#   KB Home................................  30,800     446,292       0.0%
    Kohl's Corp............................  14,353   1,028,392       0.0%
    La-Z-Boy, Inc..........................  56,332   1,476,462       0.0%
*   Lakeland Industries, Inc...............  11,757     108,400       0.0%
#*  Lands' End, Inc........................  21,056     618,625       0.0%
#*  Lee Enterprises, Inc...................  38,128     114,384       0.0%
#   Lennar Corp. Class A................... 224,100  10,263,780       0.2%
    Lennar Corp. Class B...................   7,868     287,418       0.0%
*   Liberty Broadband Corp.(530307206).....   1,905     104,775       0.0%
*   Liberty Broadband Corp.(530307305).....  67,601   3,668,030       0.1%
*   Liberty Broadband Corp. Class A........  24,095   1,306,913       0.0%
*   Liberty Interactive Corp. Class A...... 882,463  25,379,636       0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Interactive Corp. Class B.............  35,706 $ 1,022,263       0.0%
*   Liberty Media Corp............................ 208,010   7,893,979       0.2%
*   Liberty Media Corp. Class A...................  96,383   3,699,180       0.1%
*   Liberty Media Corp. Class B...................   7,622     297,334       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A....  76,802   2,281,787       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class B....   3,570     151,939       0.0%
*   Liberty Ventures Series A..................... 202,261   8,430,238       0.2%
#*  Liberty Ventures Series B.....................   8,645     361,793       0.0%
*   Life Time Fitness, Inc........................  13,317     952,165       0.0%
    Lifetime Brands, Inc..........................  16,431     239,071       0.0%
#   Lithia Motors, Inc. Class A...................  34,933   3,483,868       0.1%
*   Live Nation Entertainment, Inc................ 145,347   3,642,396       0.1%
#*  Loral Space & Communications, Inc.............  26,050   1,797,450       0.0%
    Lowe's Cos., Inc.............................. 139,546   9,609,138       0.2%
*   Luby's, Inc...................................  44,415     235,400       0.0%
#*  M/I Homes, Inc................................  37,930     855,701       0.0%
#*  Madison Square Garden Co. (The) Class A.......  29,558   2,373,507       0.1%
    Marcus Corp. (The)............................  18,899     366,074       0.0%
*   MarineMax, Inc................................  29,164     643,941       0.0%
    Marriott Vacations Worldwide Corp.............   2,531     208,074       0.0%
#*  Martha Stewart Living Omnimedia, Inc. Class A.     980       5,390       0.0%
*   McClatchy Co. (The) Class A...................  60,603      84,238       0.0%
#*  Media General, Inc............................  25,196     425,560       0.0%
#   Men's Wearhouse, Inc. (The)...................  52,860   2,991,347       0.1%
#   Meredith Corp.................................  32,676   1,700,459       0.0%
*   Meritage Homes Corp...........................  28,156   1,204,232       0.0%
#*  MGM Resorts International..................... 227,871   4,819,472       0.1%
*   Modine Manufacturing Co.......................  14,650     180,049       0.0%
*   Mohawk Industries, Inc........................  98,740  17,131,390       0.3%
*   Monarch Casino & Resort, Inc..................   1,103      20,185       0.0%
#*  Motorcar Parts of America, Inc................  13,074     382,153       0.0%
    Movado Group, Inc.............................  36,900   1,080,432       0.0%
*   Murphy USA, Inc...............................  47,356   3,093,767       0.1%
    NACCO Industries, Inc. Class A................   6,832     334,631       0.0%
*   New York & Co., Inc...........................   6,926      17,523       0.0%
*   News Corp. Class A............................ 402,247   6,347,458       0.1%
*   News Corp. Class B............................  99,903   1,555,490       0.0%
*   Office Depot, Inc............................. 181,609   1,674,435       0.0%
*   Pacific Sunwear of California, Inc............  12,650      26,565       0.0%
    Penske Automotive Group, Inc..................  43,845   2,140,074       0.1%
*   Pep Boys-Manny, Moe & Jack (The)..............  60,161     551,075       0.0%
*   Perry Ellis International, Inc................  21,492     514,089       0.0%
*   Pinnacle Entertainment, Inc...................  50,352   1,850,940       0.0%
    PulteGroup, Inc............................... 143,221   2,764,165       0.1%
    PVH Corp......................................  31,964   3,303,479       0.1%
*   Radio One, Inc. Class D.......................  13,955      49,819       0.0%
*   RCI Hospitality Holdings, Inc.................  12,026     136,976       0.0%
*   Red Robin Gourmet Burgers, Inc................  31,175   2,340,931       0.1%
*   Regis Corp....................................  54,292     896,904       0.0%
    Remy International, Inc.......................   2,760      61,410       0.0%
    Rent-A-Center, Inc............................  76,435   2,262,476       0.1%
    Rocky Brands, Inc.............................   8,729     195,879       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Royal Caribbean Cruises, Ltd............   322,500 $ 21,949,350       0.4%
#*  Ruby Tuesday, Inc.......................    17,500      127,400       0.0%
    Saga Communications, Inc. Class A.......     8,693      347,633       0.0%
#   Salem Media Group, Inc. Class A.........    10,922       53,299       0.0%
    Scholastic Corp.........................    30,900    1,255,776       0.0%
#*  Sears Holdings Corp.....................    25,182    1,005,769       0.0%
#   Service Corp. International.............   274,069    7,586,230       0.2%
#*  Shiloh Industries, Inc..................    24,793      288,343       0.0%
    Shoe Carnival, Inc......................    33,450      873,379       0.0%
*   Skechers U.S.A., Inc. Class A...........    49,610    4,460,931       0.1%
    Spartan Motors, Inc.....................    16,820       79,222       0.0%
#   Speedway Motorsports, Inc...............    52,187    1,195,082       0.0%
    Stage Stores, Inc.......................    53,575    1,034,533       0.0%
#   Standard Motor Products, Inc............    37,342    1,411,528       0.0%
    Staples, Inc............................   497,525    8,119,608       0.2%
#*  Starz...................................    84,255    3,313,749       0.1%
*   Starz Class B...........................     7,622      296,038       0.0%
    Stein Mart, Inc.........................    22,915      271,084       0.0%
*   Steiner Leisure, Ltd....................     2,225      107,334       0.0%
*   Stoneridge, Inc.........................    19,361      233,106       0.0%
#   Strattec Security Corp..................     5,224      392,166       0.0%
#   Superior Industries International, Inc..    23,275      432,915       0.0%
    Superior Uniform Group, Inc.............    17,956      305,252       0.0%
    Sypris Solutions, Inc...................     8,460       12,944       0.0%
#*  Systemax, Inc...........................    11,750      122,788       0.0%
    Tandy Leather Factory, Inc..............     9,974       84,480       0.0%
    Target Corp.............................     4,925      388,238       0.0%
    Time Warner Cable, Inc..................   693,942  107,921,860       2.0%
    Time Warner, Inc........................ 1,534,860  129,557,533       2.4%
    Time, Inc...............................   191,857    4,380,095       0.1%
*   Toll Brothers, Inc......................   203,299    7,225,246       0.1%
*   Trans World Entertainment Corp..........     5,781       21,737       0.0%
#*  Tuesday Morning Corp....................    60,500      957,110       0.0%
#   Twenty-First Century Fox, Inc. Class A.. 1,287,383   43,874,013       0.8%
    Twenty-First Century Fox, Inc. Class B..   550,972   18,374,916       0.4%
*   Unifi, Inc..............................    43,422    1,532,362       0.0%
*   Universal Electronics, Inc..............     3,206      172,932       0.0%
    Vail Resorts, Inc.......................    11,600    1,150,836       0.0%
*   Vista Outdoor, Inc......................    77,610    3,396,214       0.1%
#*  VOXX International Corp.................     3,750       35,738       0.0%
    Walt Disney Co. (The)...................    26,220    2,850,638       0.1%
#   Wendy's Co. (The).......................   242,704    2,456,164       0.1%
*   West Marine, Inc........................    26,468      266,003       0.0%
    Whirlpool Corp..........................    30,049    5,276,604       0.1%
    Wyndham Worldwide Corp..................   144,114   12,307,336       0.2%
                                                       ------------      ----
Total Consumer Discretionary................            988,316,453      18.3%
                                                       ------------      ----
Consumer Staples -- (7.2%)
#   Alico, Inc..............................       960       44,899       0.0%
*   Alliance One International, Inc.........    35,084       46,311       0.0%
    Andersons, Inc. (The)...................    23,660    1,010,045       0.0%
    Archer-Daniels-Midland Co...............   813,476   39,762,707       0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc..................    76,099 $    725,984       0.0%
    Bunge, Ltd...........................   121,368   10,482,554       0.2%
*   CCA Industries, Inc..................     8,323       25,718       0.0%
*   Central Garden & Pet Co..............    25,184      233,078       0.0%
#*  Central Garden and Pet Co. Class A...    48,121      471,586       0.0%
*   Constellation Brands, Inc. Class A...   249,042   28,873,929       0.5%
*   Constellation Brands, Inc. Class B...    12,715    1,490,834       0.0%
#*  Craft Brew Alliance, Inc.............     9,754      128,265       0.0%
    CVS Health Corp...................... 1,510,745  150,001,871       2.8%
#*  Farmer Bros Co.......................     6,695      166,906       0.0%
#   Fresh Del Monte Produce, Inc.........    39,437    1,456,408       0.0%
#*  Hain Celestial Group, Inc. (The).....    87,292    5,258,470       0.1%
    Ingles Markets, Inc. Class A.........    11,437      478,753       0.0%
    Ingredion, Inc.......................    62,117    4,932,090       0.1%
#   JM Smucker Co. (The).................   108,204   12,543,008       0.2%
    John B. Sanfilippo & Son, Inc........    10,428      542,360       0.0%
    Kraft Foods Group, Inc...............   209,706   17,772,583       0.3%
*   Landec Corp..........................    37,056      526,566       0.0%
*   Mannatech, Inc.......................       717       13,845       0.0%
    MGP Ingredients, Inc.................     4,788       67,224       0.0%
#   Molson Coors Brewing Co. Class A.....     1,908      165,996       0.0%
    Molson Coors Brewing Co. Class B.....   186,550   13,713,290       0.3%
    Mondelez International, Inc. Class A. 2,081,099   79,851,769       1.5%
*   Nutraceutical International Corp.....    14,615      284,992       0.0%
#   Oil-Dri Corp. of America.............     5,047      165,643       0.0%
*   Omega Protein Corp...................    25,852      330,389       0.0%
#*  Post Holdings, Inc...................    50,201    2,356,435       0.1%
#   Sanderson Farms, Inc.................    16,100    1,209,432       0.0%
*   Seaboard Corp........................     1,812    6,523,200       0.1%
*   Seneca Foods Corp. Class A...........     6,301      181,595       0.0%
*   Seneca Foods Corp. Class B...........       300        9,887       0.0%
#   Snyder's-Lance, Inc..................    28,337      836,792       0.0%
    SpartanNash Co.......................    34,281    1,034,258       0.0%
    Spectrum Brands Holdings, Inc........    46,130    4,217,666       0.1%
*   TreeHouse Foods, Inc.................    24,190    1,965,679       0.1%
    Tyson Foods, Inc. Class A............   405,030   15,998,685       0.3%
    Universal Corp.......................    22,290    1,048,299       0.0%
    Weis Markets, Inc....................    11,602      514,549       0.0%
                                                    ------------       ---
Total Consumer Staples...................            407,464,550       7.5%
                                                    ------------       ---
Energy -- (14.3%)
    Adams Resources & Energy, Inc........     6,004      279,786       0.0%
    Alon USA Energy, Inc.................    33,484      538,758       0.0%
    Anadarko Petroleum Corp..............   845,068   79,520,899       1.5%
    Apache Corp..........................   289,715   19,816,506       0.4%
#*  Approach Resources, Inc..............     6,883       60,364       0.0%
#   Atwood Oceanics, Inc.................     4,600      153,548       0.0%
    Baker Hughes, Inc....................   127,976    8,761,237       0.2%
*   Barnwell Industries, Inc.............     8,038       24,757       0.0%
#   Bristow Group, Inc...................    42,400    2,634,312       0.1%
*   C&J Energy Services, Ltd.............    37,416      652,909       0.0%
    Cabot Oil & Gas Corp.................       568       19,210       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                         --------- ------------ ---------------
 Energy -- (Continued)
     California Resources Corp..........   118,504 $  1,102,087       0.0%
 #*  Callon Petroleum Co................    13,214      118,133       0.0%
 #   Chesapeake Energy Corp.............   616,985    9,729,853       0.2%
     Chevron Corp....................... 1,063,078  118,065,443       2.2%
 #*  Cloud Peak Energy, Inc.............    33,115      214,916       0.0%
 #   Comstock Resources, Inc............    32,421      174,101       0.0%
     ConocoPhillips..................... 1,766,829  120,003,026       2.2%
 *   Contango Oil & Gas Co..............     1,064       26,674       0.0%
 *   Dawson Geophysical Co..............    30,611      174,177       0.0%
     Delek US Holdings, Inc.............    52,256    1,929,292       0.0%
 #   Denbury Resources, Inc.............   289,460    2,550,143       0.1%
     Devon Energy Corp..................    81,126    5,533,604       0.1%
 #   Energy XXI, Ltd....................    15,380       67,211       0.0%
     EOG Resources, Inc.................    12,090    1,196,305       0.0%
 *   Era Group, Inc.....................    36,653      812,964       0.0%
     Exterran Holdings, Inc.............    69,200    2,565,244       0.1%
     Exxon Mobil Corp................... 1,087,859   95,046,241       1.8%
 #   Green Plains, Inc..................    26,534      826,269       0.0%
     Gulf Island Fabrication, Inc.......    15,018      198,087       0.0%
 #   Gulfmark Offshore, Inc. Class A....    27,750      416,527       0.0%
 #*  Harvest Natural Resources, Inc.....    35,677       22,840       0.0%
 *   Helix Energy Solutions Group, Inc..   103,010    1,697,605       0.0%
 #   Helmerich & Payne, Inc.............   108,670    8,473,000       0.2%
 #   Hess Corp..........................   378,130   29,078,197       0.5%
     HollyFrontier Corp.................    32,210    1,249,104       0.0%
 #*  Hornbeck Offshore Services, Inc....    29,719      679,079       0.0%
 *   Key Energy Services, Inc...........    49,745      121,378       0.0%
     Marathon Oil Corp..................   903,937   28,112,441       0.5%
     Marathon Petroleum Corp............   451,968   44,550,486       0.8%
 #*  Matador Resources Co...............     6,400      177,408       0.0%
 *   Matrix Service Co..................    15,423      338,843       0.0%
 #   Murphy Oil Corp....................   189,426    9,018,572       0.2%
     Nabors Industries, Ltd.............   181,974    3,038,966       0.1%
     National Oilwell Varco, Inc........   250,948   13,654,081       0.3%
 *   Natural Gas Services Group, Inc....    15,026      380,909       0.0%
 *   Newfield Exploration Co............    48,506    1,903,375       0.0%
 *   Newpark Resources, Inc.............    97,395      999,273       0.0%
 #   Noble Corp. P.L.C..................    74,243    1,285,146       0.0%
     Noble Energy, Inc..................   133,794    6,786,032       0.1%
 #*  Northern Oil and Gas, Inc..........    16,372      144,728       0.0%
     Occidental Petroleum Corp..........   296,262   23,730,586       0.4%
 #*  Overseas Shipholding Group, Inc....     2,355        7,983       0.0%
 #   Paragon Offshore P.L.C.............    24,747       44,792       0.0%
 #*  Parker Drilling Co.................   142,573      534,649       0.0%
     Patterson-UTI Energy, Inc..........   152,325    3,404,464       0.1%
 *   PDC Energy, Inc....................    24,103    1,367,604       0.0%
 #*  Penn Virginia Corp.................    35,279      235,664       0.0%
 #*  PHI, Inc. Non-Voting...............    19,260      603,416       0.0%
 *   PHI, Inc. Voting...................     1,099       33,657       0.0%
     Phillips 66........................   883,414   70,063,564       1.3%
 *   Pioneer Energy Services Corp.......    74,262      553,252       0.0%
 #   Pioneer Natural Resources Co.......    88,400   15,273,752       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
Energy -- (Continued)
    QEP Resources, Inc..........................  33,043 $    743,467       0.0%
#*  Renewable Energy Group, Inc.................   2,882       26,543       0.0%
#*  REX American Resources Corp.................   4,050      256,041       0.0%
#*  Rex Energy Corp.............................  35,100      175,500       0.0%
#   Rowan Cos. P.L.C. Class A................... 121,858    2,582,171       0.1%
#*  SEACOR Holdings, Inc........................  31,184    2,265,829       0.1%
    SemGroup Corp. Class A......................   4,727      397,966       0.0%
#*  Seventy Seven Energy, Inc...................  44,617      226,208       0.0%
#   Ship Finance International, Ltd.............  12,481      196,701       0.0%
*   Stone Energy Corp...........................   1,115       19,033       0.0%
    Superior Energy Services, Inc...............  75,686    1,929,993       0.0%
#*  Swift Energy Co.............................  34,900      105,398       0.0%
    Teekay Corp.................................  37,720    1,875,061       0.0%
    Tesco Corp..................................   3,745       48,161       0.0%
    Tesoro Corp................................. 168,807   14,488,705       0.3%
*   TETRA Technologies, Inc.....................  25,510      184,182       0.0%
#   Tidewater, Inc..............................  49,127    1,360,327       0.0%
#   Transocean, Ltd............................. 274,265    5,161,667       0.1%
#*  Triangle Petroleum Corp.....................   7,779       46,441       0.0%
*   Unit Corp...................................  52,140    1,816,558       0.0%
    Valero Energy Corp.......................... 605,899   34,475,653       0.6%
*   Weatherford International P.L.C............. 281,383    4,094,123       0.1%
    Western Refining, Inc.......................  68,485    3,016,764       0.1%
*   Whiting Petroleum Corp......................  16,007      606,825       0.0%
*   Willbros Group, Inc.........................  18,620       46,550       0.0%
                                                         ------------      ----
Total Energy....................................          816,923,296      15.1%
                                                         ------------      ----
Financials -- (18.0%)
    1st Source Corp.............................  41,187    1,281,739       0.0%
    ACE, Ltd....................................  66,691    7,135,270       0.1%
    Aflac, Inc..................................  81,778    5,155,285       0.1%
#   Alexander & Baldwin, Inc....................  66,838    2,705,602       0.1%
*   Alleghany Corp..............................   3,115    1,475,015       0.0%
    Allied World Assurance Co. Holdings AG......  76,431    3,144,371       0.1%
    Allstate Corp. (The)........................ 230,137   16,031,343       0.3%
    American Equity Investment Life Holding Co..  88,700    2,390,465       0.1%
    American Financial Group, Inc............... 173,596   10,971,267       0.2%
*   American Independence Corp..................     173        1,759       0.0%
    American International Group, Inc........... 899,581   50,637,414       0.9%
    American National Insurance Co..............  28,489    2,850,609       0.1%
    Ameris Bancorp..............................  12,022      300,430       0.0%
    AmeriServ Financial, Inc....................  33,075      106,171       0.0%
*   Arch Capital Group, Ltd.....................   3,094      187,744       0.0%
    Argo Group International Holdings, Ltd......  46,942    2,299,689       0.1%
    Aspen Insurance Holdings, Ltd............... 102,623    4,795,573       0.1%
#   Associated Banc-Corp........................  31,434      591,274       0.0%
    Assurant, Inc...............................  65,820    4,045,297       0.1%
    Assured Guaranty, Ltd....................... 122,989    3,196,484       0.1%
*   Asta Funding, Inc...........................   7,527       63,227       0.0%
    Astoria Financial Corp......................  19,344      254,760       0.0%
#*  Atlanticus Holdings Corp....................  19,218       52,850       0.0%
#*  AV Homes, Inc...............................   3,852       60,785       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Financials -- (Continued)
    Axis Capital Holdings, Ltd..................     8,510 $    443,031       0.0%
    Baldwin & Lyons, Inc. Class A...............       300        7,152       0.0%
    Baldwin & Lyons, Inc. Class B...............     6,556      148,756       0.0%
#*  Bancorp, Inc. (The).........................       459        4,471       0.0%
    Bank Mutual Corp............................    14,475      104,075       0.0%
    Bank of America Corp........................ 5,529,894   88,091,211       1.6%
    Bank of New York Mellon Corp. (The).........   497,075   21,046,156       0.4%
    Bank of the Ozarks, Inc.....................       626       24,264       0.0%
#   BankFinancial Corp..........................    37,660      482,048       0.0%
    Banner Corp.................................     7,943      359,182       0.0%
    BB&T Corp...................................    96,049    3,677,716       0.1%
    BCB Bancorp, Inc............................     1,059       12,962       0.0%
    Berkshire Hills Bancorp, Inc................    30,747      861,223       0.0%
#*  BofI Holding, Inc...........................     8,208      753,576       0.0%
#   Capital City Bank Group, Inc................    15,389      216,523       0.0%
    Capital One Financial Corp..................   373,787   30,220,679       0.6%
*   Cascade Bancorp.............................    15,799       76,151       0.0%
    Cathay General Bancorp......................    17,730      506,723       0.0%
    Centerstate Banks, Inc......................       747        9,084       0.0%
    Century Bancorp, Inc. Class A...............       495       19,122       0.0%
    Chicopee Bancorp, Inc.......................     1,000       16,340       0.0%
    Chubb Corp. (The)...........................    20,149    1,981,654       0.1%
#   Cincinnati Financial Corp...................    16,626      841,941       0.0%
    CIT Group, Inc..............................    45,907    2,067,192       0.1%
    Citigroup, Inc.............................. 2,143,604  114,296,965       2.1%
    Citizens Community Bancorp, Inc.............    10,355       93,713       0.0%
#   CME Group, Inc..............................   414,385   37,671,740       0.7%
#   CNA Financial Corp..........................   277,671   11,190,141       0.2%
    CNO Financial Group, Inc....................   301,264    5,121,488       0.1%
    Codorus Valley Bancorp, Inc.................       132        2,754       0.0%
    Comerica, Inc...............................    16,431      778,994       0.0%
    Community West Bancshares...................       400        2,704       0.0%
#*  Cowen Group, Inc. Class A...................    15,961       89,222       0.0%
    Donegal Group, Inc. Class A.................    20,677      312,429       0.0%
    Donegal Group, Inc. Class B.................       300        6,083       0.0%
*   E*TRADE Financial Corp......................    89,699    2,582,434       0.1%
    Eastern Virginia Bankshares, Inc............       307        1,934       0.0%
    EMC Insurance Group, Inc....................    18,341      635,332       0.0%
#*  Encore Capital Group, Inc...................       627       25,356       0.0%
    Endurance Specialty Holdings, Ltd...........    76,288    4,606,269       0.1%
    Enterprise Financial Services Corp..........     3,235       66,415       0.0%
    ESSA Bancorp, Inc...........................     8,217      105,588       0.0%
    Evans Bancorp, Inc..........................     1,681       41,142       0.0%
    Everest Re Group, Ltd.......................    34,913    6,246,285       0.1%
*   Farmers Capital Bank Corp...................       302        7,055       0.0%
    FBL Financial Group, Inc. Class A...........    24,660    1,436,938       0.0%
    Federal Agricultural Mortgage Corp. Class A.       177        4,509       0.0%
    Federal Agricultural Mortgage Corp. Class C.     9,200      289,248       0.0%
    Federated National Holding Co...............    13,665      393,552       0.0%
    Fidelity Southern Corp......................     7,213      121,178       0.0%
    Fifth Third Bancorp.........................    92,166    1,843,320       0.0%
*   First Acceptance Corp.......................    30,158       86,553       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES      VALUE+    OF NET ASSETS**
                                                      --------- ------------ ---------------
Financials -- (Continued)
#   First American Financial Corp....................    61,982 $  2,156,354       0.1%
#   First Bancorp....................................    16,138      261,920       0.0%
    First Business Financial Services, Inc...........       482       21,892       0.0%
    First Citizens BancShares, Inc. Class A..........     8,627    2,073,413       0.1%
#   First Commonwealth Financial Corp................    30,547      275,534       0.0%
    First Community Bancshares, Inc..................       183        3,067       0.0%
    First Defiance Financial Corp....................    10,880      380,800       0.0%
    First Federal of Northern Michigan Bancorp, Inc..       900        5,391       0.0%
    First Financial Northwest, Inc...................    25,371      301,915       0.0%
    First Merchants Corp.............................    41,623      939,431       0.0%
    First Midwest Bancorp, Inc.......................     7,168      122,573       0.0%
    First South Bancorp, Inc.........................     2,278       19,067       0.0%
    FNF Group........................................    46,321    1,667,093       0.0%
*   FNFV Group.......................................    15,438      230,798       0.0%
    Fox Chase Bancorp, Inc...........................       351        5,837       0.0%
*   Genworth Financial, Inc. Class A.................    34,964      307,334       0.0%
#   German American Bancorp, Inc.....................     7,459      213,402       0.0%
*   Global Indemnity P.L.C...........................     8,282      227,341       0.0%
    Goldman Sachs Group, Inc. (The)..................   205,859   40,434,825       0.8%
    Great Southern Bancorp, Inc......................     1,616       63,703       0.0%
#   Griffin Land & Nurseries, Inc....................     1,500       46,950       0.0%
    Guaranty Federal Bancshares, Inc.................     1,684       24,991       0.0%
*   Hallmark Financial Services, Inc.................    20,834      230,841       0.0%
#   Hanover Insurance Group, Inc. (The)..............    88,829    6,091,005       0.1%
    Hartford Financial Services Group, Inc. (The)....   320,787   13,078,486       0.3%
    HCC Insurance Holdings, Inc......................    17,700    1,008,192       0.0%
    Heartland Financial USA, Inc.....................       465       16,001       0.0%
    HF Financial Corp................................       400        5,836       0.0%
*   Hilltop Holdings, Inc............................    26,171      526,299       0.0%
    Hingham Institution for Savings..................       500       55,400       0.0%
*   HMN Financial, Inc...............................     3,456       40,815       0.0%
    Home Bancorp, Inc................................       719       15,566       0.0%
    HopFed Bancorp, Inc..............................     6,781       88,085       0.0%
    Horace Mann Educators Corp.......................    58,206    1,977,258       0.1%
    Hudson City Bancorp, Inc.........................    28,191      262,176       0.0%
    Huntington Bancshares, Inc.......................    70,847      769,398       0.0%
    Iberiabank Corp..................................       697       43,430       0.0%
#*  Imperial Holdings, Inc...........................     2,882       19,252       0.0%
#   Independence Holding Co..........................    21,165      263,293       0.0%
    Infinity Property & Casualty Corp................    15,800    1,171,570       0.0%
    Intercontinental Exchange, Inc...................     1,479      332,080       0.0%
    International Bancshares Corp....................       800       20,784       0.0%
*   Investment Technology Group, Inc.................    23,677      674,558       0.0%
    Investors Title Co...............................     1,169       86,296       0.0%
    Janus Capital Group, Inc.........................    24,840      444,636       0.0%
    JPMorgan Chase & Co.............................. 2,076,333  131,348,826       2.4%
    Kemper Corp......................................    49,103    1,849,710       0.0%
    Kentucky First Federal Bancorp...................     2,400       19,704       0.0%
    KeyCorp..........................................   526,210    7,603,735       0.2%
    Lakeland Bancorp, Inc............................     8,740       99,199       0.0%
    Landmark Bancorp, Inc............................     2,066       53,344       0.0%
    Legg Mason, Inc..................................    70,736    3,724,250       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Financials -- (Continued)
#*  LendingTree, Inc............................     5,635 $   310,094       0.0%
    Leucadia National Corp......................    35,258     838,083       0.0%
    Lincoln National Corp.......................   360,493  20,364,250       0.4%
    LNB Bancorp, Inc............................    13,395     240,842       0.0%
    Loews Corp..................................   243,798  10,151,749       0.2%
    Louisiana Bancorp, Inc......................     5,606     116,661       0.0%
#   M&T Bank Corp...............................     4,241     507,520       0.0%
#   Macatawa Bank Corp..........................    18,892      99,183       0.0%
#   Maiden Holdings, Ltd........................     5,792      84,158       0.0%
    MainSource Financial Group, Inc.............    45,000     866,250       0.0%
*   Markel Corp.................................       101      74,805       0.0%
    Marlin Business Services Corp...............    14,241     284,393       0.0%
    MB Financial, Inc...........................    19,678     592,898       0.0%
*   MBIA, Inc...................................    82,267     719,836       0.0%
*   MBT Financial Corp..........................    24,724     141,916       0.0%
    Meadowbrook Insurance Group, Inc............    26,353     225,055       0.0%
    Mercantile Bank Corp........................     4,422      87,644       0.0%
    Meta Financial Group, Inc...................     1,083      44,306       0.0%
    MetLife, Inc................................ 1,125,923  57,748,591       1.1%
    Metro Bancorp, Inc..........................    26,598     681,973       0.0%
#*  MGIC Investment Corp........................    72,733     757,878       0.0%
#   MidWestOne Financial Group, Inc.............       346      10,121       0.0%
#   Montpelier Re Holdings, Ltd.................    38,746   1,476,610       0.0%
    Morgan Stanley.............................. 1,476,248  55,078,813       1.0%
    MutualFirst Financial, Inc..................     2,300      49,565       0.0%
    NASDAQ OMX Group, Inc. (The)................    42,129   2,048,733       0.1%
    National Penn Bancshares, Inc...............     1,071      11,138       0.0%
    National Western Life Insurance Co. Class A.       900     215,649       0.0%
*   Navigators Group, Inc. (The)................     3,685     287,614       0.0%
    New Hampshire Thrift Bancshares, Inc........     3,667      57,022       0.0%
#   New York Community Bancorp, Inc.............    54,969     944,917       0.0%
#   NewBridge Bancorp...........................    11,413      91,875       0.0%
#*  NewStar Financial, Inc......................    41,166     473,409       0.0%
    Northeast Community Bancorp, Inc............    17,190     130,472       0.0%
    Northrim BanCorp, Inc.......................     5,734     142,891       0.0%
    OFG Bancorp.................................    30,191     425,391       0.0%
#   Old Republic International Corp.............   211,409   3,232,444       0.1%
    Oppenheimer Holdings, Inc. Class A..........     3,097      73,987       0.0%
*   Pacific Mercantile Bancorp..................    16,236     116,737       0.0%
#   PacWest Bancorp.............................     1,076      48,528       0.0%
    Park Sterling Corp..........................     3,253      21,795       0.0%
    PartnerRe, Ltd..............................    52,224   6,684,672       0.1%
#   People's United Financial, Inc..............    68,700   1,038,057       0.0%
    Peoples Bancorp of North Carolina, Inc......       250       4,625       0.0%
    Peoples Bancorp, Inc........................    15,923     369,254       0.0%
#*  PHH Corp....................................    76,841   1,930,246       0.0%
#*  Phoenix Cos., Inc. (The)....................     2,631      89,743       0.0%
    Pinnacle Financial Partners, Inc............    23,924   1,139,979       0.0%
*   Piper Jaffray Cos...........................       312      15,740       0.0%
    PNC Financial Services Group, Inc. (The)....    88,065   8,078,202       0.2%
*   Popular, Inc................................    56,536   1,833,462       0.0%
#*  PRA Group, Inc..............................    28,203   1,544,819       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                         --------- ----------- ---------------
 Financials -- (Continued)
     Premier Financial Bancorp, Inc.....     4,434 $    66,022       0.0%
     Principal Financial Group, Inc.....   218,754  11,182,704       0.2%
     Provident Financial Holdings, Inc..       544       9,003       0.0%
 #   Provident Financial Services, Inc..    21,059     379,062       0.0%
     Prudential Financial, Inc..........   497,625  40,606,200       0.8%
     Pulaski Financial Corp.............     4,550      60,151       0.0%
 #   Radian Group, Inc..................   161,945   2,892,338       0.1%
     Regions Financial Corp............. 1,302,555  12,804,116       0.3%
     Reinsurance Group of America, Inc..   169,166  15,498,989       0.3%
     RenaissanceRe Holdings, Ltd........    12,667   1,298,241       0.0%
 #   Renasant Corp......................    42,102   1,250,850       0.0%
 #*  Republic First Bancorp, Inc........     2,174       7,826       0.0%
     Resource America, Inc. Class A.....    21,051     179,776       0.0%
     Riverview Bancorp, Inc.............     1,682       7,451       0.0%
     Safety Insurance Group, Inc........    26,197   1,523,356       0.0%
 #   Sandy Spring Bancorp, Inc..........     9,125     237,798       0.0%
 *   Select Bancorp, Inc................       600       4,230       0.0%
     Selective Insurance Group, Inc.....    45,200   1,217,688       0.0%
     SI Financial Group, Inc............     5,661      68,328       0.0%
 #   South State Corp...................     8,549     578,938       0.0%
 *   Southern First Bancshares, Inc.....     1,216      21,888       0.0%
     Southwest Bancorp, Inc.............    16,974     292,462       0.0%
     StanCorp Financial Group, Inc......    15,636   1,127,043       0.0%
     State Auto Financial Corp..........    15,100     356,662       0.0%
     State Street Corp..................    12,833     989,681       0.0%
     Sterling Bancorp...................    70,552     915,765       0.0%
     Stewart Information Services Corp..    12,271     447,892       0.0%
 #*  Stratus Properties, Inc............     3,069      41,754       0.0%
     Suffolk Bancorp....................       205       4,912       0.0%
     SunTrust Banks, Inc................   291,865  12,112,398       0.2%
     Susquehanna Bancshares, Inc........    97,547   1,311,032       0.0%
     Symetra Financial Corp.............    20,319     482,576       0.0%
 #   Synovus Financial Corp.............    22,796     630,537       0.0%
     Timberland Bancorp, Inc............     2,500      26,000       0.0%
 #   Torchmark Corp.....................     7,000     392,770       0.0%
     Travelers Cos., Inc. (The).........   132,163  13,363,001       0.3%
     Trico Bancshares...................       854      19,915       0.0%
 #   Trustmark Corp.....................     4,194      99,817       0.0%
     Umpqua Holdings Corp...............    34,932     594,193       0.0%
 *   Unico American Corp................     1,900      20,140       0.0%
 #   Union Bankshares Corp..............    37,042     806,034       0.0%
 #   United Bankshares, Inc.............    12,121     455,507       0.0%
     United Financial Bancorp, Inc......     9,193     117,211       0.0%
     United Fire Group, Inc.............    26,987     806,102       0.0%
 *   United Security Bancshares.........       408       2,064       0.0%
     Unity Bancorp, Inc.................     3,636      33,669       0.0%
     Unum Group.........................   517,445  17,675,921       0.3%
     Validus Holdings, Ltd..............     8,958     374,713       0.0%
 #   Valley National Bancorp............       768       7,242       0.0%
     Voya Financial, Inc................    14,373     608,553       0.0%
     Washington Federal, Inc............     1,243      26,849       0.0%
     Waterstone Financial, Inc..........     1,426      18,167       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                     --------- -------------- ---------------
Financials -- (Continued)
    Wells Fargo & Co................................    68,870 $    3,794,737       0.1%
    WesBanco, Inc...................................    31,678        998,174       0.0%
#   West Bancorporation, Inc........................    13,957        264,625       0.0%
    Westfield Financial, Inc........................    10,811         83,785       0.0%
#   Wintrust Financial Corp.........................    24,224      1,180,678       0.0%
#   WR Berkley Corp.................................     5,305        259,892       0.0%
    XL Group P.L.C..................................   240,766      8,927,603       0.2%
#   Zions Bancorporation............................    53,325      1,510,964       0.0%
                                                               --------------      ----
Total Financials....................................            1,025,149,242      18.9%
                                                               --------------      ----
Health Care -- (10.5%)
    Aceto Corp......................................    31,686        614,075       0.0%
*   Actavis P.L.C...................................    30,665      8,673,902       0.2%
*   Addus HomeCare Corp.............................     2,044         54,861       0.0%
    Aetna, Inc......................................   558,462     59,682,834       1.1%
*   Affymetrix, Inc.................................    42,297        513,063       0.0%
#*  Albany Molecular Research, Inc..................    34,587        624,641       0.0%
*   Alere, Inc......................................    45,800      2,174,584       0.1%
#*  Amedisys, Inc...................................    19,727        548,608       0.0%
*   AMN Healthcare Services, Inc....................     8,600        196,166       0.0%
#*  Amsurg Corp.....................................    30,743      1,928,201       0.1%
#   Analogic Corp...................................     2,988        252,486       0.0%
#*  AngioDynamics, Inc..............................    14,354        239,568       0.0%
#*  Anika Therapeutics, Inc.........................    14,671        500,575       0.0%
    Anthem, Inc.....................................   504,640     76,165,315       1.4%
*   Arrhythmia Research Technology, Inc.............     1,200          8,196       0.0%
#*  BioScrip, Inc...................................    36,570        171,879       0.0%
*   BioTelemetry, Inc...............................     5,328         42,677       0.0%
*   Boston Scientific Corp.......................... 1,204,199     21,458,826       0.4%
#*  Brookdale Senior Living, Inc....................     4,785        173,361       0.0%
*   Cambrex Corp....................................    43,567      1,676,894       0.0%
#*  Capital Senior Living Corp......................    54,559      1,427,809       0.0%
    Cigna Corp......................................    42,954      5,353,787       0.1%
*   Community Health Systems, Inc...................   105,314      5,653,256       0.1%
    CONMED Corp.....................................    43,239      2,171,895       0.1%
    Cooper Cos., Inc. (The).........................    13,956      2,485,145       0.1%
*   Cross Country Healthcare, Inc...................     7,595         84,305       0.0%
    CryoLife, Inc...................................    17,502        178,520       0.0%
*   Cumberland Pharmaceuticals, Inc.................    23,319        152,973       0.0%
*   Cutera, Inc.....................................    23,864        325,028       0.0%
*   Cynosure, Inc. Class A..........................     8,077        269,933       0.0%
    Digirad Corp....................................    29,111        122,557       0.0%
*   Emergent Biosolutions, Inc......................     8,678        257,650       0.0%
#*  Enzo Biochem, Inc...............................    41,397        115,912       0.0%
*   Exactech, Inc...................................     3,390         74,072       0.0%
#*  Express Scripts Holding Co......................   501,076     43,292,966       0.8%
*   Five Star Quality Care, Inc.....................    28,953        123,050       0.0%
*   Genesis Healthcare, Inc.........................     9,380         64,816       0.0%
*   Greatbatch, Inc.................................    41,672      2,246,954       0.1%
#*  Hanger, Inc.....................................    16,897        377,479       0.0%
#*  Harvard Apparatus Regenerative Technology, Inc..     3,969         10,716       0.0%
*   Harvard Bioscience, Inc.........................    32,107        178,194       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Health Care -- (Continued)
*           Health Net, Inc...................    44,958 $  2,367,039       0.1%
*           Healthways, Inc...................    46,297      805,568       0.0%
#*          Hologic, Inc......................   305,036   10,291,915       0.2%
            Humana, Inc.......................   236,814   39,216,398       0.7%
*           Impax Laboratories, Inc...........     4,700      212,722       0.0%
            Invacare Corp.....................     7,330      147,113       0.0%
            Kewaunee Scientific Corp..........     1,631       25,541       0.0%
            Kindred Healthcare, Inc...........    56,891    1,305,648       0.0%
#*          Lannett Co., Inc..................     3,649      209,817       0.0%
            LeMaitre Vascular, Inc............     5,100       46,206       0.0%
*           LHC Group, Inc....................     1,418       45,461       0.0%
*           LifePoint Hospitals, Inc..........    82,208    6,155,735       0.1%
*           Magellan Health, Inc..............    17,899    1,133,007       0.0%
*           MedAssets, Inc....................    44,682      904,364       0.0%
(degrees)*  MedCath Corp......................    29,240           --       0.0%
*           Merit Medical Systems, Inc........    13,395      259,997       0.0%
*           Misonix, Inc......................     4,083       53,201       0.0%
*           Molina Healthcare, Inc............    24,941    1,477,255       0.0%
#           National Healthcare Corp..........     6,484      410,437       0.0%
*           Natus Medical, Inc................    15,698      591,972       0.0%
*           NuVasive, Inc.....................     2,045       91,473       0.0%
            Omnicare, Inc.....................   197,388   17,366,196       0.3%
*           Omnicell, Inc.....................    35,405    1,257,940       0.0%
            PerkinElmer, Inc..................    76,500    3,921,390       0.1%
            Pfizer, Inc....................... 4,178,729  141,784,275       2.6%
*           PharMerica Corp...................    33,305      954,521       0.0%
#*          Prestige Brands Holdings, Inc.....   111,489    4,375,943       0.1%
#*          Repligen Corp.....................    21,271      627,707       0.0%
*           RTI Surgical, Inc.................    73,086      409,282       0.0%
*           Sciclone Pharmaceuticals, Inc.....    13,028      106,439       0.0%
            Select Medical Holdings Corp......    42,204      614,068       0.0%
*           SunLink Health Systems, Inc.......     1,750        2,660       0.0%
*           SurModics, Inc....................     5,593      141,055       0.0%
*           Symmetry Surgical, Inc............    19,262      148,895       0.0%
#           Teleflex, Inc.....................    37,223    4,576,940       0.1%
            Thermo Fisher Scientific, Inc.....   499,520   62,779,674       1.2%
*           Triple-S Management Corp. Class B.    20,684      387,204       0.0%
            UnitedHealth Group, Inc...........    89,716    9,994,362       0.2%
#*          Universal American Corp...........    84,328      842,437       0.0%
*           VCA, Inc..........................    69,140    3,524,066       0.1%
#*          WellCare Health Plans, Inc........    18,375    1,422,776       0.0%
#*          Wright Medical Group, Inc.........    32,357      820,897       0.0%
            Zoetis, Inc.......................   805,208   35,767,339       0.7%
                                                         ------------      ----
Total Health Care.............................            598,244,664      11.1%
                                                         ------------      ----
Industrials -- (13.3%)
            AAR Corp..........................    32,906      995,077       0.0%
            ABM Industries, Inc...............    64,500    2,067,225       0.1%
            Acme United Corp..................     1,030       19,029       0.0%
            Actuant Corp. Class A.............    44,986    1,071,567       0.0%
#*          Adept Technology, Inc.............    20,476      125,108       0.0%
#           ADT Corp. (The)...................   197,193    7,414,457       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
#*  AECOM.......................................    55,835 $ 1,762,153       0.0%
*   Aegion Corp.................................    59,658   1,098,900       0.0%
#*  Aerovironment, Inc..........................    35,065     897,664       0.0%
#   AGCO Corp...................................    58,973   3,037,699       0.1%
*   Air Transport Services Group, Inc...........     6,308      58,791       0.0%
    Alamo Group, Inc............................    22,751   1,405,557       0.0%
    Alaska Air Group, Inc.......................   105,252   6,742,443       0.1%
    Albany International Corp. Class A..........    20,551     805,599       0.0%
    Allegion P.L.C..............................    71,036   4,343,851       0.1%
    AMERCO......................................    29,431   9,477,959       0.2%
#*  Ameresco, Inc. Class A......................       981       6,592       0.0%
#   American Railcar Industries, Inc............    20,003   1,060,959       0.0%
    Apogee Enterprises, Inc.....................    36,374   1,914,000       0.1%
    ArcBest Corp................................    12,135     433,219       0.0%
    Argan, Inc..................................        21         679       0.0%
#   Astec Industries, Inc.......................    22,925     964,684       0.0%
#*  Atlas Air Worldwide Holdings, Inc...........    36,746   1,791,000       0.0%
*   Avis Budget Group, Inc......................    94,608   5,122,077       0.1%
#   Baltic Trading, Ltd.........................        40          57       0.0%
    Barnes Group, Inc...........................    36,400   1,459,640       0.0%
    Barrett Business Services, Inc..............    12,955     576,109       0.0%
*   BlueLinx Holdings, Inc......................    17,052      18,246       0.0%
    Brady Corp. Class A.........................    38,500   1,025,255       0.0%
#   Briggs & Stratton Corp......................    41,033     802,195       0.0%
#*  Builders FirstSource, Inc...................    12,182     155,442       0.0%
*   CAI International, Inc......................    17,082     406,893       0.0%
*   Casella Waste Systems, Inc. Class A.........     5,201      28,501       0.0%
#*  CBIZ, Inc...................................    38,149     344,867       0.0%
    CDI Corp....................................    30,600     417,384       0.0%
    Ceco Environmental Corp.....................     3,773      44,484       0.0%
    Celadon Group, Inc..........................    24,642     636,749       0.0%
#   Chicago Rivet & Machine Co..................       700      21,406       0.0%
    CIRCOR International, Inc...................    10,019     547,438       0.0%
    Columbus McKinnon Corp......................    17,542     444,865       0.0%
    Comfort Systems USA, Inc....................    44,560     921,946       0.0%
    Compx International, Inc....................       500       5,815       0.0%
    Courier Corp................................     8,245     200,189       0.0%
#   Covanta Holding Corp........................    94,292   1,913,185       0.1%
*   Covenant Transportation Group, Inc. Class A.     7,080     215,728       0.0%
*   CPI Aerostructures, Inc.....................     4,626      51,048       0.0%
*   CRA International, Inc......................     7,613     222,300       0.0%
    CSX Corp.................................... 1,242,950  44,858,065       0.8%
    Curtiss-Wright Corp.........................    46,353   3,386,550       0.1%
#*  DigitalGlobe, Inc...........................    21,971     706,807       0.0%
    Douglas Dynamics, Inc.......................    30,234     657,589       0.0%
*   Ducommun, Inc...............................    16,645     506,008       0.0%
*   Dycom Industries, Inc.......................    39,867   1,833,085       0.1%
#   Dynamic Materials Corp......................     1,436      19,228       0.0%
    Eastern Co. (The)...........................    10,193     203,452       0.0%
    Eaton Corp. P.L.C...........................    98,845   6,793,617       0.1%
    EMCOR Group, Inc............................    50,540   2,255,600       0.1%
    Encore Wire Corp............................    19,966     898,670       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Industrials -- (Continued)
#*  Energy Recovery, Inc......................     1,783 $      5,296       0.0%
    EnerSys...................................    43,239    2,935,928       0.1%
    Engility Holdings, Inc....................     7,988      222,626       0.0%
    Ennis, Inc................................    48,483      745,669       0.0%
    EnPro Industries, Inc.....................    17,635    1,128,816       0.0%
    ESCO Technologies, Inc....................    17,601      645,957       0.0%
    Espey Manufacturing & Electronics Corp....     1,671       46,621       0.0%
#*  Esterline Technologies Corp...............    44,968    5,004,489       0.1%
    Exelis, Inc...............................    73,253    1,796,164       0.0%
    Federal Signal Corp.......................    65,358    1,027,428       0.0%
    FedEx Corp................................   142,324   24,133,881       0.5%
    Fortune Brands Home & Security, Inc.......   149,626    6,673,320       0.1%
*   Franklin Covey Co.........................     3,046       56,777       0.0%
    FreightCar America, Inc...................     9,404      245,350       0.0%
#*  FTI Consulting, Inc.......................    25,736    1,058,007       0.0%
*   Furmanite Corp............................    31,044      226,621       0.0%
    G&K Services, Inc. Class A................    29,714    2,097,808       0.1%
#   GATX Corp.................................    65,445    3,560,208       0.1%
#*  Gencor Industries, Inc....................     8,766       82,137       0.0%
    General Dynamics Corp.....................    28,674    3,937,514       0.1%
    General Electric Co....................... 5,637,788  152,671,299       2.8%
#*  Genesee & Wyoming, Inc. Class A...........     1,200      111,540       0.0%
*   Gibraltar Industries, Inc.................    24,203      400,802       0.0%
*   GP Strategies Corp........................    18,583      605,620       0.0%
    Granite Construction, Inc.................    27,179      943,383       0.0%
*   Great Lakes Dredge & Dock Corp............    69,820      404,956       0.0%
#   Greenbrier Cos., Inc. (The)...............    22,451    1,295,198       0.0%
#   Griffon Corp..............................    67,323    1,131,700       0.0%
    H&E Equipment Services, Inc...............    59,629    1,474,029       0.0%
*   Hawaiian Holdings, Inc....................    18,070      417,056       0.0%
    Heidrick & Struggles International, Inc...    18,234      438,710       0.0%
*   Hertz Global Holdings, Inc................   278,411    5,802,085       0.1%
#*  Hill International, Inc...................    27,154      104,543       0.0%
    Huntington Ingalls Industries, Inc........    47,666    6,272,369       0.1%
    Hurco Cos., Inc...........................     7,910      255,968       0.0%
*   Huron Consulting Group, Inc...............     4,001      242,541       0.0%
    Hyster-Yale Materials Handling, Inc.......    12,246      898,122       0.0%
*   ICF International, Inc....................    31,660    1,218,910       0.0%
    Ingersoll-Rand P.L.C......................   213,109   14,031,097       0.3%
#   Insteel Industries, Inc...................    17,578      356,130       0.0%
#   International Shipholding Corp............     7,348       80,681       0.0%
#*  JetBlue Airways Corp......................   324,893    6,670,053       0.1%
    Kadant, Inc...............................     5,786      294,855       0.0%
    KAR Auction Services, Inc.................    18,100      673,501       0.0%
#   KBR, Inc..................................     3,600       62,892       0.0%
    Kennametal, Inc...........................     1,000       35,410       0.0%
*   Key Technology, Inc.......................     3,199       42,227       0.0%
    Kimball International, Inc. Class B.......    31,258      316,331       0.0%
    Korn/Ferry International..................    33,148    1,045,156       0.0%
#*  Kratos Defense & Security Solutions, Inc..     2,711       14,829       0.0%
    L-3 Communications Holdings, Inc..........   100,470   11,545,008       0.2%
*   Lawson Products, Inc......................     8,847      207,462       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
    LB Foster Co. Class A...................   6,682 $   285,522       0.0%
#*  LMI Aerospace, Inc......................  13,807     155,881       0.0%
    LS Starrett Co. (The) Class A...........   4,097      77,433       0.0%
    LSI Industries, Inc.....................  27,715     248,326       0.0%
*   Lydall, Inc.............................  14,605     391,998       0.0%
#   Manpowergroup, Inc......................  22,886   1,952,862       0.1%
#   Marten Transport, Ltd...................  47,782   1,063,627       0.0%
    Matson, Inc.............................  62,316   2,523,798       0.1%
    Matthews International Corp. Class A....  12,387     601,141       0.0%
    McGrath RentCorp........................  17,552     581,147       0.0%
*   Mfri, Inc...............................   8,900      52,777       0.0%
    Miller Industries, Inc..................  20,099     449,816       0.0%
#   Mobile Mini, Inc........................  54,461   2,098,927       0.1%
*   Moog, Inc. Class A......................  35,339   2,469,489       0.1%
    Mueller Industries, Inc.................  30,912   1,083,156       0.0%
    Mueller Water Products, Inc. Class A.... 185,957   1,740,558       0.0%
    Multi-Color Corp........................     308      19,336       0.0%
*   MYR Group, Inc..........................  19,582     574,144       0.0%
#   National Presto Industries, Inc.........     571      35,733       0.0%
*   Navigant Consulting, Inc................  12,297     177,815       0.0%
    Nielsen NV..............................  16,256     730,545       0.0%
#*  NL Industries, Inc......................  50,651     373,298       0.0%
#   NN, Inc.................................  18,396     462,843       0.0%
#   Norfolk Southern Corp................... 545,229  54,986,345       1.0%
    Northrop Grumman Corp................... 337,038  51,917,334       1.0%
*   Northwest Pipe Co.......................   6,690     162,166       0.0%
#*  NOW, Inc................................  62,737   1,499,414       0.0%
*   On Assignment, Inc......................  53,951   1,815,451       0.1%
    Orbital ATK, Inc........................  56,610   4,141,588       0.1%
#*  Orion Energy Systems, Inc...............   1,043       3,150       0.0%
#   Oshkosh Corp............................  14,466     778,849       0.0%
    Owens Corning........................... 149,300   5,771,938       0.1%
*   PAM Transportation Services, Inc........  19,428   1,138,287       0.0%
    Pentair P.L.C........................... 117,934   7,329,598       0.2%
#   Powell Industries, Inc..................   7,529     249,887       0.0%
#*  PowerSecure International, Inc..........  19,459     255,107       0.0%
#   Precision Castparts Corp................   6,312   1,304,627       0.0%
    Providence and Worcester Railroad Co....     850      15,657       0.0%
    Quad/Graphics, Inc......................   2,390      51,481       0.0%
    Quanex Building Products Corp...........  21,431     413,618       0.0%
*   Quanta Services, Inc.................... 168,307   4,865,755       0.1%
    Raytheon Co.............................  96,954  10,083,216       0.2%
    RCM Technologies, Inc...................  20,293     125,208       0.0%
    Regal-Beloit Corp.......................  16,070   1,256,674       0.0%
*   Republic Airways Holdings, Inc..........  48,736     596,529       0.0%
    Republic Services, Inc.................. 429,755  17,460,946       0.3%
    Resources Connection, Inc...............  25,955     409,051       0.0%
*   Roadrunner Transportation Systems, Inc..     879      21,509       0.0%
*   Rush Enterprises, Inc. Class A..........  32,603     852,242       0.0%
*   Rush Enterprises, Inc. Class B..........  18,522     455,826       0.0%
    Ryder System, Inc.......................  89,844   8,567,524       0.2%
*   Saia, Inc...............................   8,925     363,694       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Industrials -- (Continued)
#   SIFCO Industries, Inc..................   6,623 $     96,497       0.0%
#   SkyWest, Inc...........................  38,506      525,607       0.0%
*   SL Industries, Inc.....................     300       12,459       0.0%
    Southwest Airlines Co.................. 645,761   26,192,066       0.5%
*   Sparton Corp...........................   9,132      235,332       0.0%
    SPX Corp...............................  12,803      985,831       0.0%
    Standex International Corp.............  22,341    1,806,717       0.1%
    Stanley Black & Decker, Inc............ 154,919   15,290,505       0.3%
    Steelcase, Inc. Class A................  55,469      974,590       0.0%
    Supreme Industries, Inc. Class A.......   1,433       11,206       0.0%
#*  TAL International Group, Inc...........  24,053      927,003       0.0%
#   Terex Corp.............................  27,578      757,292       0.0%
    Tetra Tech, Inc........................  45,222    1,225,968       0.0%
*   Titan Machinery, Inc...................   2,883       42,236       0.0%
*   TRC Cos., Inc..........................  23,870      178,309       0.0%
    Trinity Industries, Inc................ 183,814    4,979,521       0.1%
#   Triumph Group, Inc.....................  57,456    3,403,693       0.1%
*   Tutor Perini Corp......................  33,844      717,493       0.0%
    Twin Disc, Inc.........................     900       16,191       0.0%
    Tyco International P.L.C............... 240,619    9,475,576       0.2%
*   Ultralife Corp.........................   3,309       13,501       0.0%
    UniFirst Corp..........................  18,705    2,117,967       0.1%
    Union Pacific Corp..................... 888,128   94,345,837       1.8%
    United Stationers, Inc.................  24,021      975,493       0.0%
#   Universal Forest Products, Inc.........  31,800    1,759,176       0.0%
*   USA Truck, Inc.........................  15,105      370,979       0.0%
*   Vectrus, Inc...........................   4,069      104,004       0.0%
#*  Veritiv Corp...........................   9,437      375,026       0.0%
*   Versar, Inc............................   5,526       20,501       0.0%
    Viad Corp..............................  27,114      720,419       0.0%
*   Virco Manufacturing Corp...............  12,601       33,519       0.0%
    VSE Corp...............................     305       21,698       0.0%
    Waste Connections, Inc.................   2,800      132,748       0.0%
    Watts Water Technologies, Inc. Class A.  53,615    2,924,698       0.1%
    Werner Enterprises, Inc................  34,105      916,401       0.0%
#*  Wesco Aircraft Holdings, Inc...........   6,228       97,655       0.0%
#*  WESCO International, Inc...............  11,687      843,100       0.0%
#*  Willdan Group, Inc.....................   1,000       14,210       0.0%
*   Willis Lease Finance Corp..............   6,713      127,547       0.0%
*   XPO Logistics, Inc.....................  12,216      592,476       0.0%
                                                    ------------      ----
Total Industrials..........................          760,293,672      14.0%
                                                    ------------      ----
Information Technology -- (7.2%)
    Activision Blizzard, Inc............... 982,162   22,408,026       0.4%
*   Actua Corp.............................   1,184       17,132       0.0%
*   Acxiom Corp............................   7,769      135,647       0.0%
*   Advanced Energy Industries, Inc........  47,985    1,173,713       0.0%
#*  Agilysys, Inc..........................  16,899      159,020       0.0%
*   Alpha & Omega Semiconductor, Ltd.......     419        3,432       0.0%
*   Amtech Systems, Inc....................   6,195       77,437       0.0%
#*  ANADIGICS, Inc.........................  33,721       44,512       0.0%
*   AOL, Inc............................... 105,592    4,213,121       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Information Technology -- (Continued)
*   ARRIS Group, Inc.........................   140,787 $ 4,741,002       0.1%
*   Arrow Electronics, Inc...................   182,170  10,877,371       0.2%
    Astro-Med, Inc...........................     6,285      88,304       0.0%
    Avnet, Inc...............................   139,400   5,942,622       0.1%
    AVX Corp.................................   172,540   2,375,876       0.1%
    Aware, Inc...............................    14,326      60,169       0.0%
*   Axcelis Technologies, Inc................       700       1,764       0.0%
*   AXT, Inc.................................    20,506      48,804       0.0%
    Bel Fuse, Inc. Class A...................     3,874      79,417       0.0%
    Bel Fuse, Inc. Class B...................    14,525     298,198       0.0%
*   Benchmark Electronics, Inc...............    90,361   2,126,194       0.1%
    Black Box Corp...........................    26,448     526,315       0.0%
*   Blackhawk Network Holdings, Inc. Class B.    25,926     951,743       0.0%
#*  Blucora, Inc.............................    81,156   1,109,403       0.0%
    Brocade Communications Systems, Inc......   461,513   5,215,097       0.1%
    Brooks Automation, Inc...................    50,847     547,114       0.0%
*   Bsquare Corp.............................     4,065      17,154       0.0%
*   CACI International, Inc. Class A.........    24,830   2,190,999       0.1%
*   Calix, Inc...............................    16,027     118,440       0.0%
*   Cascade Microtech, Inc...................    24,071     319,181       0.0%
    Checkpoint Systems, Inc..................    27,235     282,155       0.0%
*   CIBER, Inc...............................    34,165     120,602       0.0%
    Cisco Systems, Inc.......................   918,740  26,487,274       0.5%
    Cohu, Inc................................    28,915     302,740       0.0%
    Communications Systems, Inc..............    12,612     141,507       0.0%
    Computer Sciences Corp...................   205,559  13,248,278       0.3%
    Comtech Telecommunications Corp..........    15,569     449,944       0.0%
    Concurrent Computer Corp.................    13,740      83,814       0.0%
#   Convergys Corp...........................   197,364   4,476,216       0.1%
*   CoreLogic, Inc...........................    96,545   3,775,875       0.1%
    Corning, Inc............................. 1,201,485  25,147,081       0.5%
#*  Cray, Inc................................    12,866     361,406       0.0%
    CSP, Inc.................................     2,414      17,839       0.0%
    CTS Corp.................................    66,936   1,200,832       0.0%
#*  CyberOptics Corp.........................     9,134      96,090       0.0%
*   Cypress Semiconductor Corp...............    52,022     692,933       0.0%
*   Datalink Corp............................    30,208     349,204       0.0%
*   Digi International, Inc..................    27,638     279,144       0.0%
*   Diodes, Inc..............................     4,709     125,824       0.0%
*   DSP Group, Inc...........................    46,713     531,594       0.0%
    EarthLink Holdings Corp..................    83,735     396,067       0.0%
*   EchoStar Corp. Class A...................    23,551   1,177,550       0.0%
*   Edgewater Technology, Inc................    13,603      95,901       0.0%
    Electro Rent Corp........................    34,152     370,208       0.0%
    Electro Scientific Industries, Inc.......     6,085      34,685       0.0%
*   Electronics for Imaging, Inc.............    58,110   2,424,930       0.1%
#*  Emcore Corp..............................       744       4,055       0.0%
#*  EnerNOC, Inc.............................    13,197     145,827       0.0%
*   Entegris, Inc............................       300       3,993       0.0%
    EPIQ Systems, Inc........................    23,453     420,043       0.0%
*   ePlus, Inc...............................     8,745     725,485       0.0%
#*  Euronet Worldwide, Inc...................    23,278   1,361,297       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE+    OF NET ASSETS**
                                                  --------- ----------- ---------------
Information Technology -- (Continued)
*   Exar Corp....................................    51,341 $   506,736       0.0%
#*  Fabrinet.....................................     4,055      73,436       0.0%
*   Fairchild Semiconductor International, Inc...   118,008   2,143,615       0.1%
    Fidelity National Information Services, Inc..   151,857   9,489,544       0.2%
#*  Finisar Corp.................................    61,526   1,250,824       0.0%
*   First Solar, Inc.............................    28,266   1,686,632       0.0%
*   FormFactor, Inc..............................    30,568     243,627       0.0%
*   Frequency Electronics, Inc...................    16,953     215,473       0.0%
#*  GSE Systems, Inc.............................    17,638      26,457       0.0%
#*  GSI Technology, Inc..........................     5,863      31,015       0.0%
    Hackett Group, Inc. (The)....................    53,321     511,882       0.0%
*   Harmonic, Inc................................    22,962     160,964       0.0%
    Hewlett-Packard Co...........................   810,974  26,737,813       0.5%
#*  Hutchinson Technology, Inc...................    22,425      52,923       0.0%
    IAC/InterActiveCorp..........................   125,298   8,748,306       0.2%
*   ID Systems, Inc..............................    17,291     121,210       0.0%
#*  Identiv, Inc.................................     1,017       9,895       0.0%
*   Ingram Micro, Inc. Class A...................   277,679   6,986,404       0.1%
*   Insight Enterprises, Inc.....................    42,100   1,204,902       0.0%
*   Integrated Device Technology, Inc............   177,893   3,235,874       0.1%
    Integrated Silicon Solution, Inc.............    42,178     782,402       0.0%
    Intel Corp................................... 1,067,573  34,749,501       0.7%
#*  Internap Corp................................    32,386     304,428       0.0%
*   Interphase Corp..............................     2,999       3,929       0.0%
    Intersil Corp. Class A.......................   119,798   1,599,303       0.0%
#*  Intevac, Inc.................................     4,144      20,057       0.0%
*   IntriCon Corp................................     2,835      21,971       0.0%
#*  Itron, Inc...................................    33,397   1,197,616       0.0%
    IXYS Corp....................................     3,055      34,552       0.0%
    Juniper Networks, Inc........................   212,100   5,605,803       0.1%
*   Key Tronic Corp..............................    17,623     210,595       0.0%
*   Kimball Electronics, Inc.....................    23,443     299,836       0.0%
*   Kulicke & Soffa Industries, Inc..............    71,688   1,083,206       0.0%
*   KVH Industries, Inc..........................    35,149     474,160       0.0%
#*  Lattice Semiconductor Corp...................   108,469     643,221       0.0%
    Leidos Holdings, Inc.........................    10,850     451,794       0.0%
#   Lexmark International, Inc. Class A..........    35,849   1,591,337       0.0%
*   Limelight Networks, Inc......................    18,463      68,313       0.0%
    ManTech International Corp. Class A..........     2,048      59,863       0.0%
    Marvell Technology Group, Ltd................   166,418   2,331,516       0.1%
#*  Maxwell Technologies, Inc....................     2,521      14,118       0.0%
    Mentor Graphics Corp.........................    35,620     852,387       0.0%
*   Mercury Systems, Inc.........................     2,055      28,380       0.0%
    Methode Electronics, Inc.....................    79,272   3,365,889       0.1%
#*  Micron Technology, Inc.......................   758,908  21,348,082       0.4%
    MKS Instruments, Inc.........................    61,200   2,130,372       0.1%
    MOCON, Inc...................................       700      12,180       0.0%
#*  ModusLink Global Solutions, Inc..............    68,955     241,342       0.0%
    NCI, Inc. Class A............................       686       6,997       0.0%
#*  NETGEAR, Inc.................................       428      12,956       0.0%
*   Newport Corp.................................    64,756   1,234,897       0.0%
*   Novatel Wireless, Inc........................    22,113     134,005       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                              SHARES    VALUE+   OF NET ASSETS**
                                              ------- ---------- ---------------
Information Technology -- (Continued)
*   OmniVision Technologies, Inc.............  37,132 $1,035,797       0.0%
    Optical Cable Corp.......................  10,793     43,928       0.0%
*   PAR Technology Corp......................  15,130     62,033       0.0%
    Park Electrochemical Corp................   1,642     35,664       0.0%
    PC Connection, Inc.......................  39,267    953,795       0.0%
    PC-Tel, Inc..............................  33,870    267,573       0.0%
*   PCM, Inc.................................  10,471    103,349       0.0%
    Perceptron, Inc..........................   8,428    102,653       0.0%
    Pericom Semiconductor Corp...............  37,284    466,796       0.0%
#*  Photronics, Inc..........................  79,712    699,074       0.0%
#*  Planar Systems, Inc......................   3,449     19,901       0.0%
*   Plexus Corp..............................  10,626    457,449       0.0%
*   PMC-Sierra, Inc.......................... 102,988    868,189       0.0%
*   Polycom, Inc.............................  36,977    482,550       0.0%
*   Qorvo, Inc...............................  24,909  1,641,752       0.0%
*   Qualstar Corp............................   3,300      4,356       0.0%
*   Qumu Corp................................     800     11,048       0.0%
#*  Rambus, Inc..............................   1,069     14,795       0.0%
*   RealNetworks, Inc........................  17,952    117,945       0.0%
    Reis, Inc................................  13,511    307,105       0.0%
#   RF Industries, Ltd.......................   2,823     11,659       0.0%
    Richardson Electronics, Ltd..............  24,525    217,782       0.0%
*   Rofin-Sinar Technologies, Inc............   4,978    117,779       0.0%
*   Rogers Corp..............................   7,543    548,452       0.0%
*   Rovi Corp................................  19,000    351,690       0.0%
*   Rudolph Technologies, Inc................  16,097    206,525       0.0%
    SanDisk Corp.............................  13,097    876,713       0.0%
*   Sanmina Corp.............................  39,846    810,069       0.0%
*   ScanSource, Inc..........................  14,745    587,588       0.0%
    Science Applications International Corp..   6,199    310,570       0.0%
#*  Seachange International, Inc.............   8,687     58,290       0.0%
*   ShoreTel, Inc............................   3,200     22,272       0.0%
*   Sonus Networks, Inc......................   6,622     52,446       0.0%
    SS&C Technologies Holdings, Inc..........  25,793  1,551,965       0.0%
#*  StarTek, Inc.............................  24,613    203,180       0.0%
#*  SunEdison, Inc........................... 154,224  3,904,952       0.1%
#*  SunPower Corp............................  18,322    589,785       0.0%
#*  Super Micro Computer, Inc................   5,886    169,340       0.0%
*   support.com, Inc.........................  15,100     23,858       0.0%
*   Sykes Enterprises, Inc...................  20,292    507,909       0.0%
    SYNNEX Corp..............................  55,900  4,276,350       0.1%
*   Synopsys, Inc............................   4,200    196,896       0.0%
#*  Tech Data Corp...........................  82,952  4,676,004       0.1%
*   TeleCommunication Systems, Inc. Class A..  42,347    132,123       0.0%
*   Telenav, Inc.............................   9,865     82,471       0.0%
    Teradyne, Inc............................  26,789    488,899       0.0%
#   Tessco Technologies, Inc.................   8,689    219,571       0.0%
    Tessera Technologies, Inc................  48,635  1,756,210       0.1%
    TheStreet, Inc...........................  35,273     63,491       0.0%
#*  TTM Technologies, Inc....................  47,210    441,413       0.0%
*   United Online, Inc.......................  17,780    281,457       0.0%
#*  Veeco Instruments, Inc...................  15,978    471,511       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Information Technology -- (Continued)
*   Viasystems Group, Inc................    11,376 $    202,265       0.0%
*   Virtusa Corp.........................    30,064    1,196,547       0.0%
#   Vishay Intertechnology, Inc..........   228,349    2,895,465       0.1%
*   Vishay Precision Group, Inc..........    24,277      346,433       0.0%
*   Westell Technologies, Inc. Class A...     1,704        2,045       0.0%
    Western Digital Corp.................   212,781   20,797,215       0.4%
*   Xcerra Corp..........................    20,165      198,222       0.0%
    Xerox Corp........................... 1,184,650   13,623,475       0.3%
*   XO Group, Inc........................     6,284      102,178       0.0%
*   Yahoo!, Inc.......................... 1,048,770   44,640,895       0.8%
                                                    ------------       ---
Total Information Technology.............            411,459,852       7.6%
                                                    ------------       ---
Materials -- (2.9%)
    A Schulman, Inc......................    32,960    1,399,152       0.0%
    Alcoa, Inc...........................   888,828   11,928,072       0.2%
#   Allegheny Technologies, Inc..........    22,777      774,190       0.0%
#*  AM Castle & Co.......................    24,982       97,929       0.0%
    Ampco-Pittsburgh Corp................     4,007       64,072       0.0%
    Ashland, Inc.........................   112,560   14,223,082       0.3%
    Axiall Corp..........................    26,423    1,078,058       0.0%
    Bemis Co., Inc.......................    25,154    1,131,930       0.0%
#   Cabot Corp...........................    46,280    1,978,007       0.0%
#*  Century Aluminum Co..................    15,822      203,946       0.0%
*   Chemtura Corp........................    49,368    1,487,458       0.0%
*   Clearwater Paper Corp................    16,822    1,076,103       0.0%
    Commercial Metals Co.................    85,208    1,414,453       0.0%
*   Core Molding Technologies, Inc.......    11,847      259,212       0.0%
    Cytec Industries, Inc................   129,400    7,154,526       0.1%
    Domtar Corp..........................     8,107      350,385       0.0%
    Dow Chemical Co. (The)...............    14,000      714,000       0.0%
*   Ferro Corp...........................    42,247      569,912       0.0%
    Freeport-McMoRan, Inc................   327,519    7,621,367       0.2%
    Friedman Industries, Inc.............    13,926       89,558       0.0%
    FutureFuel Corp......................     6,104       66,350       0.0%
    Graphic Packaging Holding Co.........   154,000    2,171,400       0.1%
    Greif, Inc. Class A..................     4,885      199,113       0.0%
*   Headwaters, Inc......................    23,663      415,996       0.0%
#*  Horsehead Holding Corp...............    49,015      732,774       0.0%
#   Huntsman Corp........................    50,242    1,158,078       0.0%
    International Paper Co...............   493,615   26,516,998       0.5%
    Kaiser Aluminum Corp.................    27,181    2,184,537       0.1%
    KapStone Paper and Packaging Corp....    80,984    2,263,503       0.1%
*   Kraton Performance Polymers, Inc.....     5,435      122,505       0.0%
#*  Louisiana-Pacific Corp...............   173,457    2,643,485       0.1%
    LyondellBasell Industries NV Class A.    71,793    7,432,011       0.1%
    Martin Marietta Materials, Inc.......    23,633    3,371,247       0.1%
    Materion Corp........................    18,497      739,695       0.0%
    MeadWestvaco Corp....................   188,451    9,196,409       0.2%
*   Mercer International, Inc............    21,725      310,668       0.0%
    Minerals Technologies, Inc...........    34,280    2,321,784       0.1%
    Mosaic Co. (The).....................    17,274      760,056       0.0%
    Myers Industries, Inc................    64,720    1,046,522       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                          SHARES      VALUE+    OF NET ASSETS**
                                                         --------- ------------ ---------------
Materials -- (Continued)
             Neenah Paper, Inc..........................     7,684 $    464,652       0.0%
             Newmont Mining Corp........................    48,146    1,275,388       0.0%
#*           Northern Technologies International Corp...     3,035       52,566       0.0%
             Nucor Corp.................................    83,945    4,101,553       0.1%
#            Olin Corp..................................    62,261    1,838,567       0.0%
#            Olympic Steel, Inc.........................     9,986      109,347       0.0%
             OM Group, Inc..............................    42,299    1,270,662       0.0%
             PH Glatfelter Co...........................    50,600    1,254,880       0.0%
             PolyOne Corp...............................     8,983      350,786       0.0%
             Reliance Steel & Aluminum Co...............    93,801    6,070,801       0.1%
*            Resolute Forest Products, Inc..............     1,817       28,018       0.0%
             Rock-Tenn Co. Class A......................    53,600    3,375,728       0.1%
#*           RTI International Metals, Inc..............    37,587    1,415,151       0.0%
             Schnitzer Steel Industries, Inc. Class A...       400        6,968       0.0%
             Sensient Technologies Corp.................    38,101    2,490,281       0.1%
             Steel Dynamics, Inc........................    94,919    2,100,557       0.1%
#*           Stillwater Mining Co.......................    55,630      747,111       0.0%
             SunCoke Energy, Inc........................    62,210    1,090,541       0.0%
             Synalloy Corp..............................     5,144       75,977       0.0%
             Tredegar Corp..............................    40,177      822,423       0.0%
             Tronox, Ltd. Class A.......................     1,600       33,520       0.0%
#*           Universal Stainless & Alloy Products, Inc..     6,269      131,649       0.0%
             Vulcan Materials Co........................    58,246    4,981,198       0.1%
#            Wausau Paper Corp..........................    13,070      121,812       0.0%
             Westlake Chemical Corp.....................   158,152   12,332,693       0.2%
             Worthington Industries, Inc................    47,320    1,279,060       0.0%
                                                                   ------------       ---
Total Materials.........................................            165,090,432       3.0%
                                                                   ------------       ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    47,409           --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares..............       900           --       0.0%
Telecommunication Services -- (3.9%)
             AT&T, Inc.................................. 4,379,278  151,698,190       2.8%
             Atlantic Tele-Network, Inc.................        84        5,546       0.0%
             CenturyLink, Inc...........................   512,432   18,427,055       0.3%
#            Frontier Communications Corp...............   696,949    4,781,070       0.1%
*            General Communication, Inc. Class A........    45,867      727,451       0.0%
#*           Iridium Communications, Inc................    14,800      150,516       0.0%
             Lumos Networks Corp........................       500        7,070       0.0%
#*           ORBCOMM, Inc...............................    44,499      267,884       0.0%
*            Premiere Global Services, Inc..............     2,000       20,420       0.0%
             Shenandoah Telecommunications Co...........    56,354    1,941,959       0.0%
             Spok Holdings, Inc.........................    12,522      235,727       0.0%
#*           Sprint Corp................................   449,944    2,308,213       0.1%
*            T-Mobile US, Inc...........................   113,786    3,873,275       0.1%
             Telephone & Data Systems, Inc..............   113,319    3,026,750       0.1%
#*           United States Cellular Corp................    11,597      428,277       0.0%
             Verizon Communications, Inc................   644,888   32,528,151       0.6%
*            Vonage Holdings Corp.......................    85,934      397,874       0.0%
                                                                   ------------       ---
Total Telecommunication Services........................            220,825,428       4.1%
                                                                   ------------       ---

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                        ---------- -------------- ---------------
Utilities -- (0.2%)
*            Calpine Corp..............................................     62,921 $    1,372,307        0.0%
#            Consolidated Water Co., Ltd...............................      6,656         79,939        0.0%
             NRG Energy, Inc...........................................    353,721      8,927,918        0.2%
#            Ormat Technologies, Inc...................................     20,134        736,703        0.0%
             SJW Corp..................................................      6,569        192,143        0.0%
             UGI Corp..................................................     78,988      2,749,572        0.1%
                                                                                   --------------      -----
Total Utilities........................................................                14,058,582        0.3%
                                                                                   --------------      -----
TOTAL COMMON STOCKS....................................................             5,407,826,171       99.9%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights.      8,393         21,151        0.0%
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16...........      8,220             --        0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights..................    157,807        160,158        0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights..................    157,807          7,701        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS..................................................                   189,010        0.0%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@ DFA Short Term Investment Fund.................................... 24,989,584    289,129,490        5.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,166,379,728)................................................            $5,697,144,671      105.3%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  988,316,453           --   --    $  988,316,453
   Consumer Staples...........    407,464,550           --   --       407,464,550
   Energy.....................    816,923,296           --   --       816,923,296
   Financials.................  1,025,149,242           --   --     1,025,149,242
   Health Care................    598,244,664           --   --       598,244,664
   Industrials................    760,293,672           --   --       760,293,672
   Information Technology.....    411,459,852           --   --       411,459,852
   Materials..................    165,090,432           --   --       165,090,432
   Other......................             --           --   --                --
   Telecommunication Services.    220,825,428           --   --       220,825,428
   Utilities..................     14,058,582           --   --        14,058,582
Rights/Warrants...............             -- $    189,010   --           189,010
Securities Lending Collateral.             --  289,129,490   --       289,129,490
                               -------------- ------------   --    --------------
TOTAL......................... $5,407,826,171 $289,318,500   --    $5,697,144,671
                               ============== ============   ==    ==============

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:    /s/ David G. Booth
       --------------------------------
       David G. Booth
       Chairman, Trustee, President and
       Co-Chief Executive Officer

Date:  July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       --------------------------------
       David G. Booth
       Principal Executive Officer
       The DFA Investment Trust Company

Date:  July 8, 2015

By:    /s/ David R. Martin
       --------------------------------
       David R. Martin
       Principal Financial Officer
       The DFA Investment Trust Company

Date:  July 8, 2015